UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08648
                                                     ---------

                                 WT Mutual Fund
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1100 N. Market Street
                              Wilmington, DE 19890
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 John J. Kelley
                              1100 N. Market Street
                              Wilmington, DE 19890
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-254-3948
                                                            ------------

                        Date of fiscal year end: June 30
                                                 -------

                     Date of reporting period: June 30, 2009
                                               -------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                               MONEY MARKET FUNDS
                          ANNUAL REPORT | JUNE 30, 2009

                                                              PRIME MONEY MARKET
                                                    U.S. GOVERNMENT MONEY MARKET
                                                         TAX-EXEMPT MONEY MARKET

                      WILMINGTON | (WILMINGTON FUNDS LOGO)
                           FUNDS |

WILMINGTON FUNDS -- MONEY MARKET FUNDS
PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

     The credit crisis that had nagged at the economy and the financial markets since the third quarter of 2007 exploded into a major maelstrom during the last six months of 2008. The months of July and August 2008 gave us little indication of what was in store in September. Longer-term interest rates moved higher during most of the second quarter of 2008 but began to decline just before the end of the quarter. This trend continued during the opening months of the third quarter 2008 with the Five-Year Treasury Note down about 25 basis points from its June 30 levels. As August turned to September, volatility exploded. Five-Year Treasury Notes hit a high of 3.21% on September 8th--the first trading day after the U.S. Treasury placed the Federal National Mortgage Association ("FNMA" or "Fannie Mae") and the Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac") into conservatorship. However, barely a week later, the market was dealing with the loss of Lehman Brothers, the hurried merger between Bank of America and Merrill Lynch and the floundering prospects for insurer AIG.

     In mid-September, institutional sell orders to some money market mutual funds reached into the trillions of dollars. The Federal Reserve came to the rescue with a $105 billion liquidity injection, helping to prevent collapse of those troubled funds. On September 19th, the U.S. Treasury announced the establishment of a temporary guarantee program for money market funds and the Wilmington Money Market Funds, along with a majority of the money market fund industry, elected to participate in the program. This helped stabilize the distress some money market funds were experiencing and restored confidence among many investors in the safety they had typically associated with these funds.

     Five-Year Treasury yields had lost nearly 100 bps in this brief interval but the markets had not seen anything yet. With AIG taken care of, again using a government takeover along with a loan agreement, the Treasury put forth the initial Troubled Asset Recovery Program ("TARP") proposal which was met by a major sense of relief by the markets. Yields on Five-Year Treasuries rose 80 basis points in just two trading days as the flight to quality bid was reversed. This might have been the end of the story for the quarter, but the final chapter centered on the failure by the House of Representatives to pass the original TARP legislation which ignited another flight to quality rally. In a display of modesty, the market only gave up 60 basis points in this final period leading up to the end of the quarter.

     U.S. Treasury, Agency and Mortgage-backed securities performed well, posting positive returns for the three months from July to September 2008. However, the corporate bond market was an entirely different story. The yield spread on investment-grade corporate bonds against comparable U.S. Treasury securities widened by 188 basis points, ending the quarter with an average spread of 467 basis points above the Treasury market, according to the Barclays Capital Investment Grade Corporate Index. The worst performance was in the financial sector where spreads gapped wider by 317 basis points. With these hurricane force headwinds, investment-grade financial bonds posted a loss of 12.9% for the quarter. Other parts of the corporate bond market also posted negative returns, but none came close to the poor performance turned in by the financials.

     Following the remarkable turn of events of September, the final quarter of 2008 saw the government rushing forward with bigger and more formidable tools to try to repair the crisis. All of these seem designed to build a safety net around the financial services industry for perhaps the next three years. In the fixed income markets, several distinct trends materialized: Treasury yields plummeted and the spreads on risky assets widened but finally reached a point where investors cared, allowing them to stabilize.

     The early attempts by the government to ease the crisis were largely oriented towards providing liquidity, but as it became apparent that loss recognition was not winding down while funds available to replace capital were becoming increasingly sparse, the government was forced to ramp up its programs.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

As mentioned earlier, the most prominent of these was the TARP plan which started out as a simple $700 billion program to buy trouble assets, but this proved too cumbersome and difficult to operate and the program was quickly refocused to provide direct capital infusions to financial firms. This followed the lead of a number of European governments which had made similar moves to backstop their own banking system.

     TARP was only the beginning. The FDIC stepped in to provide broader deposit insurance coverage and also provided a full guarantee to debt issued by banks, enabling them to acquire funds at costs close to the government agency market. The Federal Reserve fortified the short-term Commercial Paper ("CP") market by promising to buy 90-day CP from high quality borrowers. The process of predicting the next rate move by the Fed became moot as the central bank reached a "Zero Rate Policy" by pushing its target rate to a range from zero to 25 basis points, thus synching its policy with the reality of the market which had achieved a rate near zero shortly after Lehman Brothers collapsed.

     Many financial companies furthered the intervention agenda on their own by seeking to become bank holding companies. The brokerage business model died in this rush as both Goldman Sachs and Morgan Stanley sought to be regulated by the Federal Reserve.

     With the start of 2009, the markets wasted no time shifting their focus to the incoming Obama Administration which in turn wasted no time in adding to the regime of government support. At the top of its list was a stimulus package which, after going through Congressional construction, came out possessing only a modest number of truly stimulative provisions while featuring a widespread list of appropriations for many long-standing pet projects. The package made its way into law by mid-February, but estimates as to how much it would help GDP were not overly optimistic. Barclays estimated that the peak add to GDP would be 2%, taking place in the 3rd quarter of this year.

     While the markets initially greeted the New Year and the prospects for the new administration favorably, the tone turned disappointing before the moving vans finished at 1600 Pennsylvania Avenue. The partisan political response to the stimulus package was only one part of the problem the new Administration faced. In addition to stimulating the economy, the administration looked to fix problems within the financial system, but a vague set of ideas presented by new Treasury Secretary Geithner in early February left the markets unnerved. At the same time, the blizzard of bad economic numbers showed no signs of letting up. Employment reports for the first two months of the year showed job losses accelerating to 1.3 million individuals while the unemployment rate breached 8.0%. The housing market could make no headway despite low interest rates as sales and prices continued to slide. Automobile sales dropped below 10 million units per year, down from a run rate of over 15 million units a year earlier. GDP for the final quarter of 2008 was estimated to be down over 6% as the loss of credit availability, declining asset prices and an uncertain employment outlook froze consumers.

     For bond market investors, the first quarter of 2009 produced somewhat mixed results that still compared extremely well when considered against the backdrop of the economy and the continued difficulties in world equity markets.

     By early March, the markets and the economy were in deep despair. The S&P 500 Index had fallen below 700, adding a loss of nearly 24% to the declines sustained in 2008. Citigroup had turned again to the government, converting the preferred equity issued under the TARP program into common equity. The threat of bank nationalizations had effectively been realized. The administration had released its budget proposal that charted dramatic increases in the role of the government and projected trillion dollar plus

WILMINGTON FUNDS -- MONEY MARKET FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

deficits to accomplish their ends. Treasury yields had risen from their lowest levels and threatened to move higher in the face of the building supply needed to meet the enormous deficits that were developing.

     Often the events that stabilize a bad situation or perhaps even provide a spark of recovery come from the most unforeseen venue. This may have been the case in the first quarter when Federal Reserve Chair Ben Bernanke gave an unprecedented interview on 60 Minutes. With that interview, the markets came to a better understanding that the Fed was truly supporting the banking system. More events came together which helped to spark a significant rally in equities and allowed the quarter to end on a positive note. The Term Asset-backed Lending Facility ("TALF") was put into action to unfreeze the securitization markets, a key ingredient to improving the flow of consumer credit. At the March 18 Federal Open Market Committee ("FOMC") meeting, the Federal Reserve took the unprecedented step of initiating purchases of Treasury securities along with more MBS securities with the express intention of pushing longer-term rates lower. "Quantitative Easing" as the process is called, can have detrimental effects on the value of the currency and also pave the way for inflation problems down the road, but given the global problems and bigger concerns over deflation, the step was cheered as being important in helping corporate and mortgage borrowers move forward at lower costs. The quarter ended with the announcement of the Public-Private Investment Program which is designed to help banks eliminate their toxic assets. A final step was the decision by the Financial Accounting Standards Board ("FASB") to ease so-called "Mark-to-Market" accounting rules.

     The steps taken by the government and FASB in March were effective because they attempted to attack the credit crisis in the one area where little had been done, the asset side of bank balance sheets. We have noted before that the de-leveraging process we are currently experiencing requires government intervention to break the cycle of lower prices leading to tighter credit leading to slowing economic activity and back again to further price declines, etc. The market angst in late February and early March reflected recognition that despite all the government's efforts since the crisis erupted in August 2007, nothing had been done to really step in front of this cycle and stop it. The policy initiatives brought to bear in March finally addressed the asset side of the financial service industry problems. That is where the cancerous and toxic assets reside and the place where steps needed to be taken to get these problems under control.

     By the time we reached the final quarter of the fiscal year, systemic risk, which had reached a feverish pitch late in 2008, had been significantly reduced and some might argue eliminated. The banking system largely returned to profitable operations, and the results of the government's stress tests provided an independent evaluation that enabled investors to differentiate intelligently among financial institutions. All of these factors helped investors renew their appetites for risk, resulting in positive three-month total returns during the second quarter of 2009 for both stocks and bonds. The lone straggler among fixed income sectors was the hero of 2008's market implosions, the U.S. Treasury market.

     Indeed, "normalization" might best describe a lot of the major themes seen in the fixed income markets during the second quarter of 2009. The Treasury market may have been the worst performing sector, but this was merely a continuation of rebuilding reasonable yield levels in a world where deflation concerns have abated and fears of economic catastrophe have diminished. The 10-year Treasury note finished the quarter with a yield of 3.53%, below its average of 4.23% since the end of the last recession in November 2001. However, this closing level was almost within a standard deviation of the average yield of the last seven-plus years and nowhere near as extreme as what we confronted at the start of 2009. In early June, the benchmark yield approached 4%, which proved to be a critical point for the economy. With the 10-year Treasury note near 4%, 30-year fixed-rate mortgages were priced at nearly 5.5%, which translated into

WILMINGTON FUNDS -- MONEY MARKET FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

declining mortgage applications. With concerns over higher rates causing damage to the economy, yields began to pull back.

     Despite the apparent normalization in the financial markets, economic data continue to suggest that the pace of economic activity is likely to remain weak. The FOMC noted in its June meeting that while financial market conditions have generally improved, household spending remained constrained by job losses, lower housing wealth and tight credit. The Committee voted to maintain the target range for federal funds at 0 to 1/4% and continued to anticipate maintaining low levels for an "extended period." The continuation of the zero rate policy will likely keep money market rates at historically low levels for quite some time.

     A comparison of the performance of the Wilmington Prime Money Market, Wilmington U.S. Government Money Market and Wilmington Tax-Exempt Money Market Funds versus their respective Lipper peer group average return for the year ended June 30, 2009 is presented below:

                                                                          FOR THE FISCAL
                                                                            YEAR ENDED
                                                                           JUNE 30, 2009
                                                                          --------------
WILMINGTON PRIME MONEY MARKET FUND -- INSTITUTIONAL SHARES ............        1.14%
WILMINGTON PRIME MONEY MARKET FUND -- SERVICE SHARES ..................        0.90%
WILMINGTON PRIME MONEY MARKET FUND -- W SHARES ........................        0.99%
Lipper Money Market Funds .............................................        0.92%
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND -- INSTITUTIONAL SHARES ..        0.88%
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND -- SERVICE SHARES ........        0.69%
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND -- W SHARES ..............        0.76%
Lipper U.S. Government Money Market Funds .............................        0.68%
WILMINGTON TAX-EXEMPT MONEY MARKET FUND -- INSTITUTIONAL SHARES .......        0.75%
WILMINGTON TAX-EXEMPT MONEY MARKET FUND -- W SHARES ...................        0.62%
Lipper Tax-Exempt Money Market Funds ..................................        0.93%

Source: Lipper

----------
PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

THE FUNDS' SHARES ARE NOT BANK DEPOSITS AND ARE NOT INSURED BY, GUARANTEED BY, ENDORSED BY OR OBLIGATIONS OF THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, ANY GOVERNMENT AGENCY OR ANY BANK. NOTWITHSTANDING THE PRECEDING STATEMENTS, THE FUNDS ARE PARTICIPATING IN THE U.S. TREASURY DEPARTMENT'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET MUTUAL FUNDS (THE "PROGRAM"). THE PROGRAM GENERALLY DOES NOT GUARANTEE ANY NEW INVESTMENTS IN THE FUNDS MADE AFTER SEPTEMBER 19, 2008, AND IS CURRENTLY SCHEDULED TO EXPIRE ON SEPTEMBER 18, 2009. FOR MORE INFORMATION ABOUT THE PROGRAM'S SCOPE AND LIMITATIONS, PLEASE SEE THE FUNDS' MOST RECENT PROSPECTUS. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

THE PERFORMANCE SHOWN IN THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THE SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

We invite your comments and questions and thank you for your investment in the Wilmington Money Market Funds. We look forward to reviewing our investment results with you in our next report to shareholders.

                                        Sincerely,


                                        /s/ John J. Kelley

                                        John J. Kelley
                                        President

July 24, 2009

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEB SITE AT www.wilmingtonfunds.com. THE PROSPECTUS SHOULD BE READ BEFORE INVESTING.

MR. KELLEY'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
EXPENSE DISCLOSURE

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

     - ACTUAL FUND RETURN AND EXPENSES. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     - HYPOTHETICAL 5% RETURN AND EXPENSES. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
EXPENSE DISCLOSURE -- CONTINUED

FOR THE PERIOD JANUARY 1, 2009 TO JUNE 30, 2009

EXPENSE TABLES

                                              BEGINNING     ENDING                 EXPENSES
                                               ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                                VALUE       VALUE       EXPENSE     DURING
                                                1/1/09     6/30/09       RATIO      PERIOD*
                                              ---------   ---------   ----------   --------
PRIME MONEY MARKET FUND
-- INSTITUTIONAL SHARES
Actual Fund Return ........................   $1,000.00   $1,002.40      0.44%       $2.18
Hypothetical 5% Return Before Expenses ....    1,000.00    1,022.58      0.44%        2.21
PRIME MONEY MARKET FUND
-- SERVICE SHARES
Actual Fund Return ........................   $1,000.00   $1,001.30      0.69%       $3.42
Hypothetical 5% Return Before Expenses ....    1,000.00    1,021.33      0.69%        3.46
PRIME MONEY MARKET FUND
-- W SHARES
Actual Fund Return ........................   $1,000.00   $1,001.70      0.59%       $2.93
Hypothetical 5% Return Before Expenses ....    1,000.00    1,021.83      0.59%        2.96
U.S. GOVERNMENT MONEY MARKET FUND
-- INSTITUTIONAL SHARES
Actual Fund Return ........................   $1,000.00   $1,001.10      0.42%       $2.08
Hypothetical 5% Return Before Expenses ....    1,000.00    1,022.68      0.42%        2.11
U.S. GOVERNMENT MONEY MARKET FUND
-- SERVICE SHARES
Actual Fund Return ........................   $1,000.00   $1,000.50      0.67%       $3.32
Hypothetical 5% Return Before Expenses ....    1,000.00    1,021.43      0.67%        3.36
U.S. GOVERNMENT MONEY MARKET FUND
-- W SHARES
Actual Fund Return ........................   $1,000.00   $1,000.70      0.57%       $2.83
Hypothetical 5% Return Before Expenses ....    1,000.00    1,021.93      0.57%        2.86
TAX-EXEMPT MONEY MARKET FUND
-- INSTITUTIONAL SHARES
Actual Fund Return ........................   $1,000.00   $1,000.70      0.55%       $2.73
Hypothetical 5% Return Before Expenses ....    1,000.00    1,022.03      0.55%        2.76
TAX-EXEMPT MONEY MARKET FUND
-- W SHARES
Actual Fund Return ........................   $1,000.00   $1,000.20      0.70%       $3.47
Hypothetical 5% Return Before Expenses ....    1,000.00    1,021.28      0.70%        3.51

----------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
DISCLOSURE OF PORTFOLIO HOLDINGS

PORTFOLIO HOLDINGS

JUNE 30, 2009

The following tables present a summary of the portfolio holdings of each of the Wilmington Money Market Funds as a percent of its total investments.

PRIME MONEY MARKET FUND
U.S. Agency Obligations ......................................    23.6%
Commercial Paper .............................................    11.8%
Certificates of Deposit ......................................    11.0%
Municipal Commercial Paper ...................................     9.1%
Repurchase Agreements ........................................     9.0%
Municipal Bonds ..............................................     8.1%
Money Market Mutual Funds ....................................    27.4%
                                                                 -----
                                                                 100.0%
                                                                 =====
U.S. GOVERNMENT MONEY MARKET FUND
U.S. Agency Obligations ......................................    53.6%
Repurchase Agreements ........................................    16.4%
Money Market Mutual Funds ....................................    30.0%
                                                                 -----
                                                                 100.0%
                                                                 =====
TAX-EXEMPT MONEY MARKET FUND
Municipal Bonds
   Texas .....................................................    14.6%
   Tennessee .................................................    14.2%
   Florida ...................................................     6.9%
   Illinois ..................................................     6.6%
   Michigan ..................................................     5.4%
   Wisconsin .................................................     4.8%
   Connecticut ...............................................     4.2%
   Nevada ....................................................     3.6%
   Pennsylvania ..............................................     3.6%
   All Other .................................................    14.7%
Money Market Mutual Funds ....................................    21.4%
                                                                 -----
                                                                 100.0%
                                                                 =====

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- MONEY MARKET FUNDS
PRIME MONEY MARKET FUND
INVESTMENTS / JUNE 30, 2009

(Showing Percentage of Net Assets)

                                                                                   MOODY'S/S&P      PRINCIPAL          VALUE
                                                                                    RATINGS(1)        AMOUNT         (NOTE 2)
                                                                                  -------------   -------------   ---------------
CERTIFICATES OF DEPOSIT -- 11.0%
   FOREIGN BANKS, U.S. BRANCHES -- 9.3%
      BNP Paribas Finance, 0.46%, 08/13/09 ....................................     P-1, A-1+     $  50,000,000   $    50,000,000
      Lloyds TSB Bank, PLC, NY,
         1.15%, 07/01/09 ......................................................      P-1, A-1        50,000,000        50,000,000
      Rabobank Nederland, NY,
         0.35%, 09/11/09 ......................................................     P-1, A-1+        75,000,000        75,000,000
      Societe General, NY,
         0.65%, 07/22/09 ......................................................      P-1, A-1        50,000,000        50,000,000
      Svenska Handelsbanken, NY,
         0.33%, 08/28/09 ......................................................     P-1, A-1+        50,000,000        50,000,000
                                                                                                                  ---------------
                                                                                                                      275,000,000
                                                                                                                  ---------------
   U.S. BANKS, U.S. BRANCHES -- 1.7%
      Wells Fargo Co., 0.20%, 07/24/09 ........................................     P-1, A-1+        50,000,000        50,000,000
                                                                                                                  ---------------
      TOTAL CERTIFICATES OF DEPOSIT (COST $325,000,000) .......................                                       325,000,000
                                                                                                                  ---------------
COMMERCIAL PAPER -- 11.8%
   AGRICULTURAL PRODUCTS -- 1.7%
      Syngenta Wilmington, Inc., 0.55%,
         07/07/09* ............................................................      P-1, A-1        50,000,000        49,995,417
                                                                                                                  ---------------
   FINANCE & INSURANCE -- 10.1%
      American Honda Finance Corp.,
         0.85%, 07/10/09* .....................................................      P-1, A-1        50,000,000        49,989,375
      Barclays U.S. Funding
         0.18%, 07/01/09 ......................................................     P-1, A-1+       100,000,000       100,000,000
      General Electric Capital Co.,
         0.30%, 09/21/09* .....................................................     P-1, A-1+        50,000,000        49,965,833
      JP Morgan Chase, 0.25%, 07/08/09* .......................................      P-1, A-1        50,000,000        49,997,569
      Toyota Motor Credit Corp.,
         0.30%, 09/28/09* .....................................................     P-1, A-1+        50,000,000        49,962,917
                                                                                                                  ---------------
                                                                                                                      299,915,694
                                                                                                                  ---------------
      TOTAL COMMERCIAL PAPER (COST $349,911,111) ..............................                                       349,911,111
                                                                                                                  ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
PRIME MONEY MARKET FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                                   MOODY'S/S&P      PRINCIPAL          VALUE
                                                                                    RATINGS(1)        AMOUNT         (NOTE 2)
                                                                                  -------------   -------------   ---------------
MUNICIPAL COMMERCIAL PAPER -- 9.1%
      Alaska Housing Finance Corp.,
         1.20%, 09/04/09* .....................................................      P-1, A-1+    $  24,139,000   $    24,086,699
      Bartow Cnty., GA Dev. Auth., (Georgia Power)
         0.65%, 07/13/09 ......................................................     VMIG-1, A-1      25,000,000        25,000,000
      Catholic Health Initiatives, CO, Ser. B,
         0.85%, 09/10/09 ......................................................      P-1, A-1+       25,063,000        25,063,000
      Catholic Health Initiatives, CO, Ser. A,
         0.80%, 10/21/09 ......................................................      P-1, A-1+       25,000,000        25,000,000
      Delaware Cnty., PA Ind. Dev. Auth.
         Ser. 2001 A, (Exelon Energy) LOC
         Wachovia Bank
         0.48%, 09/02/09 ......................................................    VMIG-1, A-1+      20,000,000        20,000,000
      Ohio Higher Education Facility,
         (Case Western University)
         0.50%, 09/10/09 ......................................................      P-1, A-1+       20,700,000        20,700,000
      Rochester Health Care Ser. B, (Northern Trust)
         0.30%, 07/09/09 ......................................................      Aa2, A-1+       39,400,000        39,400,000
      Sunshine St. Govt. Fin. Ser. L, FL, LOC Dexia
         1.45%, 07/24/09 ......................................................      P-1, A-1+       50,000,000        50,000,000
      University of Notre Dame,
         0.45%, 08/11/09* .....................................................       P-1, NR        15,700,000        15,691,954
      Vanderbilt University Ser. C,
         0.70%, 08/18/09* .....................................................      P-1, A-1+       18,000,000        17,983,200
      Vanderbilt University Ser. C,
         0.70%, 08/17/09* .....................................................      P-1, A-1+        6,000,000         5,994,516
                                                                                                                  ---------------
      TOTAL MUNICIPAL COMMERCIAL PAPER (COST $268,919,369) ....................                                       268,919,369
                                                                                                                  ---------------
MUNICIPAL BONDS -- 8.1%
      Calhoun Cnty., TX Naval Industrial Dev.
         Auth., (BP Amoco)
         0.35%, 07/29/09** ....................................................    VMIG-1, A-1+      20,000,000        20,000,000
      Connecticut St. Housing Fin. Auth.,
         (Bank of America)
         0.35%, 07/19/09** ....................................................      P-1, A-1+       77,300,000        77,300,000
      Las Vegas Valley, NV Water District, (Dexia)
         0.70%, 07/22/09** ....................................................      P-1, A-1        49,215,000        49,215,000
      Massachusetts St. Health & Educational
         Fac. Auth. Rev. LOC TD Bank NA,
         0.55%, 07/01/09** ....................................................       P-1, NR        12,000,000        12,000,000
      Wisconsin Housing & Econ. Dev.
         Auth. Home Ownership Rev.,
         0.46%, 07/01/09** ....................................................      P-1, A-1+       80,635,000        80,635,000
                                                                                                                  ---------------
      TOTAL MUNICIPAL BONDS (COST $239,150,000) ...............................                                       239,150,000
                                                                                                                  ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
PRIME MONEY MARKET FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                                                    PRINCIPAL          VALUE
                                                                                                      AMOUNT         (NOTE 2)
                                                                                                  -------------   ---------------
U.S. AGENCY OBLIGATIONS -- 23.6%
   FEDERAL HOME LOAN BANKS DISCOUNT NOTES*** -- 5.0%
      Federal Home Loan Banks Discount Notes,
         0.67%, 09/01/09 ......................................................................   $  50,000,000   $    49,942,306
      Federal Home Loan Banks Discount Notes,
         0.83%, 11/18/09 ......................................................................      50,000,000        49,838,611
      Federal Home Loan Banks Discount Notes,
         0.35%, 12/15/09 ......................................................................      25,000,000        24,959,990
      Federal Home Loan Banks Discount Notes,
         0.80%, 12/09/09 ......................................................................      25,000,000        24,910,555
                                                                                                                  ---------------
                                                                                                                      149,651,462
                                                                                                                  ---------------
   FEDERAL HOME LOAN BANKS NOTES -- 6.0%
      Federal Home Loan Banks Notes,
         0.65%, 07/01/09** ....................................................................      40,000,000        40,000,000
      Federal Home Loan Banks Notes,
         1.02%, 02/26/10 ......................................................................      50,000,000        49,972,318
      Federal Home Loan Banks Notes,
         0.90%, 04/07/10 ......................................................................      25,000,000        24,988,493
      Federal Home Loan Banks Notes,
         0.82%, 04/23/10 ......................................................................      13,000,000        13,001,057
      Federal Home Loan Banks Notes,
         0.55%, 06/03/10 ......................................................................      50,000,000        50,000,000
                                                                                                                  ---------------
                                                                                                                      177,961,868
                                                                                                                  ---------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES*** -- 3.7%
      Federal Home Loan Mortgage Corporation
         Discount Notes, 0.51%, 07/06/09 ......................................................      50,000,000        49,996,458
      Federal Home Loan Mortgage Corporation
         Discount Notes, 0.70%, 09/21/09 ......................................................      30,084,000        30,036,033
      Federal Home Loan Mortgage Corporation
         Discount Notes, 0.23%, 09/28/09 ......................................................      30,000,000        29,982,942
                                                                                                                  ---------------
                                                                                                                      110,015,433
                                                                                                                  ---------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 2.6%
      Federal Home Loan Mortgage Corporation
         Notes, 6.63%, 09/15/09 ...............................................................      50,000,000        50,615,764
      Federal Home Loan Mortgage Corporation
         Notes, 0.80%, 01/15/10 ...............................................................      25,000,000        25,011,786
                                                                                                                  ---------------
                                                                                                                       75,627,550
                                                                                                                  ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
PRIME MONEY MARKET FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                                                    PRINCIPAL          VALUE
                                                                                                      AMOUNT         (NOTE 2)
                                                                                                  -------------   ---------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES*** -- 3.4%
      Federal National Mortgage Association
         Discount Notes, 0.55%, 07/20/09 ......................................................   $  75,000,000   $    74,978,229
      Federal National Mortgage Association
         Discount Notes, 0.71%, 09/21/09 ......................................................      25,000,000        24,959,570
                                                                                                                  ---------------
                                                                                                                       99,937,799
                                                                                                                  ---------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 2.9%
      Federal National Mortgage Association
         Notes, 5.375%, 08/15/09 ..............................................................      50,000,000        50,289,960
      Federal National Mortgage Association
         Notes, 3.25%, 02/10/10 ...............................................................      35,807,000        36,282,490
                                                                                                                  ---------------
                                                                                                                       86,572,450
                                                                                                                  ---------------
      TOTAL U.S. AGENCY OBLIGATIONS (COST $699,766,562) .......................................                       699,766,562
                                                                                                                  ---------------
REPURCHASE AGREEMENTS -- 9.0%
      With Bank of America Corp: at 0.07%, dated
         06/30/09, to be repurchased on 07/01/09,
         repurchase price $206,149,401
         (collateralized by various Federal National
         Mortgage Association Notes, ranging in
         par value $6,365,434-$75,009,081,
         coupon rates 5.00%-6.00%, 12/01/36-
         02/01/38, and Federal Home Loan
         Mortgage Corporation Association
         Notes, ranging in par value $43,073,208-
         $54,224,830, coupon rates 5.178%-
         5.875%, 10/01/35-03/01/36 with a
         total market value $212,333,470) .....................................................     206,149,000       206,149,000
      With Credit Suisse First Boston: at 0.08%,
         dated 06/30/09, to be repurchased on
         07/01/09, repurchase price $60,000,133
         (collateralized by Federal Home Loan
         Mortgage Association Discount Notes,
         ranging in par value $22,530,000-
         $38,697,000, 09/21/09-09/29/09 with
         a market value $61,204,762) ..........................................................      60,000,000        60,000,000
                                                                                                                  ---------------
      TOTAL REPURCHASE AGREEMENTS (COST $266,149,000) .........................................                       266,149,000
                                                                                                                  ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
PRIME MONEY MARKET FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                                                                       VALUE
                                                                                                      SHARES         (NOTE 2)
                                                                                                  -------------   ---------------
MONEY MARKET MUTUAL FUNDS -- 27.3%
      AIM STIT - Liquid Assets Portfolio ......................................................     200,651,196   $   200,651,196
      BlackRock Liquidity Funds TempFund
         Portfolio - Institutional Series .....................................................     308,241,182       308,241,182
      Federated Prime Obligations
         Fund - Institutional Series ..........................................................     300,963,141       300,963,141
                                                                                                                  ---------------
      TOTAL MONEY MARKET MUTUAL FUNDS (COST $809,855,519) .....................................                       809,855,519
                                                                                                                  ---------------
   TOTAL INVESTMENTS -- 99.9% (COST $2,958,751,561)+ ..........................................                     2,958,751,561
   OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1% ..............................................                         2,721,363
                                                                                                                  ---------------
   NET ASSETS -- 100.0% .......................................................................                   $ 2,961,472,924
                                                                                                                  ===============

----------
(1) Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

* Discounted commercial paper. The interest rate shown is the yield as of the time of purchase.

** Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2009. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

***  The interest rate shown is the effective yield as of the time of purchase.

+    Cost for Federal income tax purposes.

LOC - Letter of Credit

PLC - Public Limited Company

TECP - Tax-Exempt Commercial Paper and multi-modal bonds in commercial paper mode

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
U.S. GOVERNMENT MONEY MARKET FUND
INVESTMENTS / JUNE 30, 2009

(Showing Percentage of Net Assets)

                                                                                                    PRINCIPAL          VALUE
                                                                                                      AMOUNT          (NOTE 2)
                                                                                                  -------------   ---------------
U.S. AGENCY OBLIGATIONS -- 53.6%
   FEDERAL FARM CREDIT BANKS DISCOUNT NOTES(1) -- 2.1%
      Federal Farm Credit Banks Discount Notes, 0.18%, 09/09/09 ...............................   $  11,800,000   $    11,795,870
      Federal Farm Credit Banks Discount Notes, 0.32%, 11/02/09 ...............................      15,000,000        14,983,467
      Federal Farm Credit Banks Discount Notes, 0.35%, 12/28/09 ...............................      24,925,000        24,881,381
                                                                                                                  ---------------
                                                                                                                       51,660,718
                                                                                                                  ---------------
   FEDERAL FARM CREDIT BANKS -- 3.5%
      Federal Farm Credit Banks, 1.01%, 07/01/09* .............................................      10,000,000        10,000,000
      Federal Farm Credit Banks, 0.57%, 08/18/09* .............................................      75,000,000        75,000,000
                                                                                                                  ---------------
                                                                                                                       85,000,000
                                                                                                                  ---------------
   FEDERAL HOME LOAN BANKS DISCOUNT NOTES(1) -- 10.9%
      Federal Home Loan Banks Discount Notes, 0.51%, 07/13/09 .................................      38,500,000        38,493,519
      Federal Home Loan Banks Discount Notes, 0.21%, 08/05/09 .................................      25,000,000        24,994,896
      Federal Home Loan Banks Discount Notes, 0.22%, 08/10/09 .................................      25,000,000        24,993,889
      Federal Home Loan Banks Discount Notes, 0.18%, 08/12/09 .................................      26,800,000        26,794,372
      Federal Home Loan Banks Discount Notes, 0.24%, 09/14/09 .................................      25,000,000        24,987,500
      Federal Home Loan Banks Discount Notes, 0.46%, 11/02/09 .................................      25,000,000        24,960,389
      Federal Home Loan Banks Discount Notes, 0.83%, 11/18/09 .................................      25,000,000        24,919,305
      Federal Home Loan Banks Discount Notes, 0.53%, 12/07/09 .................................      25,000,000        24,941,479
      Federal Home Loan Banks Discount Notes, 0.80%, 12/09/09 .................................      25,000,000        24,910,556
      Federal Home Loan Banks Discount Notes, 0.50%, 02/01/10 .................................      25,000,000        24,925,347
                                                                                                                  ---------------
                                                                                                                      264,921,252
                                                                                                                  ---------------
   FEDERAL HOME LOAN BANKS NOTES -- 7.3%
      Federal Home Loan Banks Notes, 0.25%, 08/21/09* .........................................      50,000,000        49,990,491
      Federal Home Loan Banks Notes, 5.00%, 09/18/09 ..........................................      34,200,000        34,515,521
      Federal Home Loan Banks Notes, 0.65%, 02/02/10* .........................................      30,000,000        30,000,000
      Federal Home Loan Banks Notes, 1.02%, 02/26/10 ..........................................      25,000,000        24,986,159
      Federal Home Loan Banks Notes, 0.90%, 04/07/10 ..........................................      25,000,000        24,988,493
      Federal Home Loan Banks Notes, 0.82%, 04/23/10 ..........................................      12,600,000        12,601,025
                                                                                                                  ---------------
                                                                                                                      177,081,689
                                                                                                                  ---------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES(1) -- 13.7%
      Federal Home Loan Mortgage Corporation Discount Notes,
         0.51%, 07/06/09 ......................................................................      50,000,000        49,996,458
      Federal Home Loan Mortgage Corporation Discount Notes,
         0.20%, 08/03/09 ......................................................................      25,000,000        24,995,417
      Federal Home Loan Mortgage Corporation Discount Notes,
         0.18%, 08/24/09 ......................................................................      25,000,000        24,993,250
      Federal Home Loan Mortgage Corporation Discount Notes,
         0.29%, 08/31/09 ......................................................................      50,000,000        49,975,431
      Federal Home Loan Mortgage Corporation Discount Notes,
         0.19%, 09/08/09 ......................................................................      36,075,000        36,061,863

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
U.S. GOVERNMENT MONEY MARKET FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                                                    PRINCIPAL          VALUE
                                                                                                      AMOUNT          (NOTE 2)
                                                                                                  -------------   ---------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES -- (CONTINUED)
      Federal Home Loan Mortgage Corporation Discount Notes,
         0.23%, 09/28/09 ......................................................................   $  30,000,000   $    29,982,942
      Federal Home Loan Mortgage Corporation Discount Notes,
         0.41%, 09/28/09 ......................................................................      50,000,000        49,949,319
      Federal Home Loan Mortgage Corporation Discount Notes,
         0.25%, 10/19/09 ......................................................................      18,550,000        18,535,830
      Federal Home Loan Mortgage Corporation Discount Notes,
         0.30%, 10/26/09 ......................................................................      25,000,000        24,975,625
      Federal Home Loan Mortgage Corporation Discount Notes,
         0.31%, 10/26/09 ......................................................................      25,000,000        24,974,812
                                                                                                                  ---------------
                                                                                                                      334,440,947
                                                                                                                  ---------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 4.3%
      Federal Home Loan Mortgage Corporation Notes, 4.00%, 12/15/09 ...........................      14,000,000        14,228,604
      Federal Home Loan Mortgage Corporation Notes, 0.62%, 01/08/10* ..........................      65,000,000        65,000,000
      Federal Home Loan Mortgage Corporation Notes, 0.80%, 01/15/10 ...........................      25,000,000        25,011,786
                                                                                                                  ---------------
                                                                                                                      104,240,390
                                                                                                                  ---------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES(1) -- 5.9%
      Federal National Mortgage Association Discount Notes,
         0.53%, 07/15/09 ......................................................................      20,000,000        19,995,878
      Federal National Mortgage Association Discount Notes,
         0.55%, 07/20/09 ......................................................................      25,000,000        24,992,743
      Federal National Mortgage Association Discount Notes,
         0.71%, 09/21/09 ......................................................................      25,000,000        24,959,569
      Federal National Mortgage Association Discount Notes,
         0.41%, 10/07/09 ......................................................................      50,000,000        49,944,195
      Federal National Mortgage Association Discount Notes,
         0.53%, 12/21/09 ......................................................................      25,000,000        24,936,326
                                                                                                                  ---------------
                                                                                                                      144,828,711
                                                                                                                  ---------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 5.9%
      Federal National Mortgage Association Notes, 5.13%, 07/13/09 ............................      18,157,000        18,186,897
      Federal National Mortgage Association Notes, 5.38%, 08/15/09 ............................      25,000,000        25,144,980
      Federal National Mortgage Association Notes, 6.63%, 09/15/09 ............................      72,166,000        73,085,616
      Federal National Mortgage Association Notes, 3.25%, 02/10/10 ............................      26,000,000        26,346,520
                                                                                                                  ---------------
                                                                                                                      142,764,013
                                                                                                                  ---------------
      TOTAL U.S. AGENCY OBLIGATIONS (COST $1,304,937,720) .....................................                     1,304,937,720
                                                                                                                  ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
U.S. GOVERNMENT MONEY MARKET FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                                                    PRINCIPAL          VALUE
                                                                                                      AMOUNT          (NOTE 2)
                                                                                                  -------------   ---------------
REPURCHASE AGREEMENTS -- 16.4%
      With Bank of America: at 0.07%, dated 06/30/09, to be repurchased on 07/01/09, repurchase price $199,982,389 (collateralized by various Federal National Mortgage Association Notes, ranging in par value $30,002,517-$75,000,000, coupon rate 3.25%-8.00%,
         05/01/35-06/01/37, and Federal Home Loan Mortgage Corporation
         Notes ranging in par value $41,518,126-$56,900,000, coupon rates
         5.03%-5.87%, 01/04/36-01/06/37 with a total market
         value $205,981,461) ..................................................................   $ 199,982,000   $   199,982,000
      With Credit Suisse First Boston: at 0.08%, dated 06/30/09, to be repurchased on 07/01/09, repurchase price $199,000,442
         (collateralized by various Government National Mortgage
         Association Notes, par value ranging in $120,000-$62,590,000,
         0.00%-8.125%, 08/18/09-05/04/37 with a market
         value $202,983,334) ..................................................................     199,000,000       199,000,000
                                                                                                                  ---------------
      TOTAL REPURCHASE AGREEMENTS (COST $398,982,000) .........................................                       398,982,000
                                                                                                                  ---------------

                                                                                                      SHARES
                                                                                                  -------------
MONEY MARKET MUTUAL FUNDS -- 29.9%
      AIM STIT-Government & Agency Portfolio ..................................................     250,269,436       250,269,436
      BlackRock Liquidity Funds FedFund Portfolio - Institutional Series ......................     203,483,054       203,483,054
      Federated Government Obligations Fund - Institutional Series ............................     275,422,849       275,422,849
                                                                                                                  ---------------
      TOTAL MONEY MARKET MUTUAL FUNDS (COST $729,175,339) .....................................                       729,175,339
                                                                                                                  ---------------
   TOTAL INVESTMENTS -- 99.9% (COST $2,433,095,059)+ ..........................................                     2,433,095,059
   OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1% ..............................................                         3,451,678
                                                                                                                  ---------------
   NET ASSETS -- 100.0% .......................................................................                   $ 2,436,546,737
                                                                                                                  ===============

----------
(1)  The interest rate shown is the effective yield as of the date of purchase.

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2009. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

+    Cost for Federal income tax purposes.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TAX-EXEMPT MONEY MARKET FUND
INVESTMENTS / JUNE 30, 2009

(Showing Percentage of Net Assets)

                                                                                   MOODY'S/S&P      PRINCIPAL          VALUE
                                                                                    RATINGS(1)        AMOUNT          (NOTE 2)
                                                                                  -------------   -------------   ---------------
MUNICIPAL BONDS -- 78.5%
   ARIZONA -- 3.4%
      Salt River Proj. AZ, Agric. Impt. &
         Pwr. Dist. TECP, Ser. C,
         0.40%, 08/13/09 ......................................................     P-1, A-1+     $   7,300,000   $     7,300,000
      Salt River Proj. AZ, Agric. Impt. &
         Pwr. Dist. TECP, Ser. B,
         0.40%, 08/13/09 ......................................................     P-1, A-1+         5,594,000         5,594,000
                                                                                                                  ---------------
                                                                                                                       12,894,000
                                                                                                                  ---------------
   CONNECTICUT -- 4.2%
      Connecticut State Health & Educ. Fac. Auth.
         (Yale University)
         TECP, 0.55%, 07/28/09 ................................................    VMIG-1, A-1+      15,900,000        15,900,000
                                                                                                                  ---------------
   DELAWARE -- 2.7%
      Delaware Economic Dev. Auth. VRDB
         (St. Andrews School Proj.),
         Ser. 2003, 0.32%, 07/02/09* ..........................................    VMIG-1, A-1       10,100,000        10,100,000
                                                                                                                  ---------------
   FLORIDA -- 6.9%
      City of Jacksonville, FL (Florida Pwr & Lt) TECP,
         0.55%, 09/01/09 ......................................................      P-1, A-1         5,600,000         5,600,000
      Orange Cnty., FL Ind. Dev. Auth.
         Rev. Bonds VRDB, LOC
         Bank of America, 0.32%, 07/02/09* ....................................       NR, NR          2,920,000         2,920,000
      Orange Cnty., FL Housing Fin
         Auth. Multi-Family Housing
         VRDB Ref. Rev. Bonds
         (Post Fountains at Lee Vista Proj).,
         FNMA Gtd., Ser. 1997E,
         0.34%, 07/07/09* .....................................................      NR, A-1+         4,235,000         4,235,000
      Sunshine St. Govt. Fin. Ser. L,
         TECP, LOC Dexia 1.45%, 07/24/09 ......................................     P-1, A-1+        13,075,000        13,075,000
                                                                                                                  ---------------
                                                                                                                       25,830,000
                                                                                                                  ---------------
   GEORGIA -- 3.1%
      Met Atlanta Rapid Transit Auth. TECP, LOC Dexia
         1.50%, 07/09/09 ......................................................     P-1, A-1+        11,500,000        11,500,000
                                                                                                                  ---------------
   ILLINOIS -- 6.6%
      Illinois Dev. Fin. Auth. Rev.
         VRDB (Goodman Theatre Proj.),
         LOC Banc One N.A./Northern
         Trust, Ser. 1999, 0.35%, 07/07/09* ...................................      NR, A-1+        13,400,000        13,400,000
      Illinois Dev. Fin. Auth. Rev.
         VRDB (Radiological Society Proj.),
         LOC JPMorgan Chase,
         Ser. 1997, 0.35%, 07/07/09* ..........................................      NR, A-1+         1,370,000         1,370,000


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TAX-EXEMPT MONEY MARKET FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                                   MOODY'S/S&P      PRINCIPAL          VALUE
                                                                                    RATINGS(1)        AMOUNT          (NOTE 2)
                                                                                  -------------   -------------   ---------------
   ILLINOIS -- (CONTINUED)
      Illinois Educ. Fac. Auth. Rev. TECP,
         LOC Northern Trust
         0.35%, 09/03/09 ......................................................      NR, A-1+     $   3,820,000   $     3,820,000
      Illinois Educ. Fac. Auth. Rev.
         VRDB (ACI / Cultural Pooled
         Financing Proj.), LOC Bank of
         America, Ser. 1998,
         0.32%, 07/07/09* .....................................................       NR, A-1         6,325,000         6,325,000
                                                                                                                  ---------------
                                                                                                                       24,915,000
                                                                                                                  ---------------
   INDIANA -- 0.4%
      Marion, IN Economic VRDB
         (Wesleyan Univ.), LOC Bank of
         America, 0.32%, 07/02/09* ............................................     VMIG-1, NR        1,450,000         1,450,000
                                                                                                                  ---------------
   KANSAS -- 1.3%
      Wamego, KS PCRB VRDB
         (Utilicorp United, Inc. Proj.),
         LOC Bank of America, Ser. 1996,
         0.35%, 07/07/09* .....................................................      P-1, A-1         5,000,000         5,000,000
                                                                                                                  ---------------
   MARYLAND -- 2.7%
      Maryland Health & Higher Educ.
         Fac. (John Hopkins Univ. Proj.)
         TECP, 0.30%, 07/10/09 ................................................     P-1, A-1+        10,000,000        10,000,000
                                                                                                                  ---------------
   MICHIGAN -- 5.4%
      Michigan State G.O. Rev. Anticipation Notes
         Notes, Ser. A, 3.00%, 09/30/09 .......................................   VMIG-1, SP-1+      10,000,000        10,023,274
      Michigan State G.O. Rev. Anticipation Notes
         Notes, Ser. B, 3.00%, 09/30/09 .......................................   VMIG-1, SP-1+      10,000,000        10,033,198
                                                                                                                  ---------------
                                                                                                                       20,056,472
                                                                                                                  ---------------
   NEVADA -- 3.6%
      Las Vegas Valley NV Water
         Dist. Ser. A TECP,
         0.30%, 07/10/09 ......................................................     P-1, A-1+        13,500,000        13,500,000
                                                                                                                  ---------------
   PENNSYLVANIA -- 3.6%
      Beaver Cnty., PA Ind. Dev. Auth.
         PCRB VRDB (Atlantic
         Richfield Co. Proj.),
         Ser. 1995, 0.35%, 07/07/09* ..........................................    VMIG-1, A-1+       4,200,000         4,200,000
      Delaware Cnty., PA Ind. Dev. Auth.
         (Exelon Energy Co. Proj.)
         TECP, Ser. 2001 A, LOC Wachovia
         0.48%, 09/02/09 ......................................................    VMIG-1, A-1+       9,235,000         9,235,000
                                                                                                                  ---------------
                                                                                                                       13,435,000
                                                                                                                  ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TAX-EXEMPT MONEY MARKET FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                                   MOODY'S/S&P      PRINCIPAL          VALUE
                                                                                    RATINGS(1)        AMOUNT          (NOTE 2)
                                                                                  -------------   -------------   ---------------
   TENNESSEE -- 14.2%
      Clarksville, TN Pub. Bldg. Auth.
         Rev. VRDB (Tennessee
         Municipal Bond Fund Proj.),
         LOC Bank of America,
   Ser. 1984, 0.32%, 07/07/09* ................................................      NR, A-1      $   1,245,000   $     1,245,000
      Clarksville, TN Pub. Bldg. Auth.
         Rev. VRDB (Tennessee
         Municipal Bond Fund Proj.),
         LOC Bank of America,
         Ser. 1995, 0.32%, 07/07/09* ..........................................      NR, A-1            500,000           500,000
      Metro Govt. Nashville & Davidson
         Cnty., TN Ind. Dev. (Vanderbilt Univ.)
         G.O. TECP, 0.40%, 08/11/09 ...........................................     P-1, A-1+         9,250,000         9,250,000
      Metro Govt. Nashville & Davidson
         Cnty., TN Ind. Dev. (Vanderbilt Univ.)
         G.O. TECP, 0.40%, 09/03/09 ...........................................     P-1, A-1+         5,000,000         5,000,000
      Metro Govt. Nashville & Davidson
         Cnty., TN Ind. Dev. G.O. TECP,
         0.35%, 09/04/09 ......................................................     P-1, A-1+         7,285,000         7,285,000
      Metro Govt. Nashville & Davidson
         Cnty., TN Ind. Dev. G.O. TECP,
         0.45%, 07/13/09 ......................................................     P-1, A-1+        10,000,000        10,000,000
      Tenn. State Sch. Bd. Auth.
         TECP, Ser. A, LOC State Street
         0.55%, 07/06/09 ......................................................     P-1, A-1+        13,300,000        13,300,000
      Tenn. State Sch. Bd. Auth.
         TECP, Ser. A, LOC State Street
         0.40%, 09/15/09 ......................................................     P-1, A-1+         6,700,000         6,700,000
                                                                                                                  ---------------
                                                                                                                       53,280,000
                                                                                                                  ---------------
   TEXAS -- 14.6%
      Board of Regents of Univ. of Texas
         A&M University System TECP,
         0.50%, 07/28/09 ......................................................     P-1, A-1+        11,500,000        11,500,000
      Board of Regents of Univ. of Texas
         A&M University System TECP,
         0.30%, 10/01/09 ......................................................     P-1, A-1+         5,400,000         5,400,000
      San Antonio, TX Elec. & Gas Rev.
         TECP, Ser. A, 0.40%, 08/03/09 ........................................     P-1, A-1+        13,400,000        13,400,000
      San Antonio, TX Wtr. Sys.
         TECP, Ser. A, 0.40%, 07/01/09 ........................................     P-1, A-1+         3,800,000         3,800,000
      San Antonio, TX Wtr. Sys.
         TECP, Ser. A, 0.35%, 07/07/09 ........................................     P-1, A-1+         6,500,000         6,500,000
      Texas State Pub. Fin. Auth. G.O.
         TECP, Ser. 2002A, 0.30%, 08/06/09 ....................................     P-1, A-1+         6,000,000         6,000,000
      Texas State Pub. Fin. Auth. G.O.
         TECP, 0.43%, 08/14/09 ................................................     P-1, A-1+         4,300,000         4,300,000
      Texas State Pub. Fin. Auth. G.O.
         TECP, Ser. 2002A, 0.37%, 08/25/09 ....................................     P-1, A-1+         4,000,000         4,000,000
                                                                                                                  ---------------
                                                                                                                       54,900,000
                                                                                                                  ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TAX-EXEMPT MONEY MARKET FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                                   MOODY'S/S&P      PRINCIPAL          VALUE
                                                                                    RATINGS(1)        AMOUNT          (NOTE 2)
                                                                                  -------------   -------------   ---------------
   WASHINGTON -- 1.0%
      Washington Health Care Fac. Auth.
         Lease Rev. VRDB (National
         Healthcare Research & Educ. Proj.),
         LOC BNP Paribas, 0.30%, 07/07/09* ....................................     VMIG-1, NR    $   3,800,000   $     3,800,000
                                                                                                                  ---------------
   WISCONSIN -- 4.8%
      Wisconsin St. G.O. TECP Notes,
         0.45%, 08/11/09                                                            P-1, A-1+         6,951,000         6,951,000
      Wisconsin St. Trans. Rev.
         Ser. A TECP, Ser. 2006A,
         0.65%, 07/07/09 ......................................................     P-1, A-1+        11,055,000        11,055,000
                                                                                                                  ---------------
                                                                                                                       18,006,000
                                                                                                                  ---------------
   TOTAL MUNICIPAL BONDS (COST $294,566,472) ..................................                                       294,566,472
                                                                                                                  ---------------

                                                                                                     SHARES
                                                                                                  -------------
   MONEY MARKET MUTUAL FUNDS -- 21.4%
      BlackRock Liquidity Funds MuniCash
         Portfolio - Institutional Series .....................................                     40,067,968         40,067,968
      BlackRock Liquidity Funds MuniFund
         Portfolio - Institutional Series .....................................                     40,067,968         40,067,968
                                                                                                                  ---------------
      TOTAL MONEY MARKET MUTUAL FUNDS (COST $80,135,936) ......................                                        80,135,936
                                                                                                                  ---------------
   TOTAL INVESTMENTS -- 99.9% (COST $374,702,408)+ ............................                                       374,702,408
   OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1% ..............................                                           423,952
                                                                                                                  ---------------
   NET ASSETS -- 100.0% .......................................................                                   $   375,126,360
                                                                                                                  ===============

----------
(1) Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2009. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

+    Cost for Federal income tax purposes.

     G.O. - General Obligation

     LOC  - Letter of Credit

     PCRB - Pollution Control Revenue Bonds

     TECP - Tax-Exempt Commercial Paper and multi-modal bonds in commercial paper mode

     VRDB - Variable Rate Demand Bonds

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2009

                                                                           U.S.
                                                          PRIME         GOVERNMENT      TAX-EXEMPT
                                                      MONEY MARKET     MONEY MARKET    MONEY MARKET
                                                         FUND              FUND            FUND
                                                     --------------   --------------   ------------
ASSETS:
Investment in securities, at fair value*
   (including Repurchase Agreements of
      $266,149,000, $398,982,000 and $0,
      respectively) ..............................   $2,958,751,561   $2,433,095,059   $374,702,408
Interest and dividends receivable ................        3,932,520        4,382,411        593,868
Other assets .....................................          475,261          333,870         92,763
                                                     --------------   --------------   ------------
Total assets .....................................    2,963,159,342    2,437,811,340    375,389,039
                                                     --------------   --------------   ------------
LIABILITIES:
Dividend payable .................................           62,516           22,305          3,255
Accrued advisory fee .............................          806,773          671,813        120,425
Other accrued expenses ...........................          817,129          570,485        138,999
                                                     --------------   --------------   ------------
Total liabilities ................................        1,686,418        1,264,603        262,679
                                                     --------------   --------------   ------------
NET ASSETS .......................................   $2,961,472,924   $2,436,546,737   $375,126,360
                                                     ==============   ==============   ============
NET ASSETS CONSIST OF:
Paid-in capital ..................................   $2,961,407,877   $2,436,509,050   $375,126,360
Undistributed net investment income ..............           65,047           37,687             --
                                                     --------------   --------------   ------------
NET ASSETS .......................................   $2,961,472,924   $2,436,546,737   $375,126,360
                                                     ==============   ==============   ============
NET ASSETS BY SHARE CLASS:
      Institutional Shares .......................   $  132,720,630   $  429,271,816   $  1,696,270
      Service Shares .............................    1,242,322,387      794,976,822             --
      W Shares ...................................    1,586,429,907    1,212,298,099    373,430,090
                                                     --------------   --------------   ------------
                                                     $2,961,472,924   $2,436,546,737   $375,126,360
                                                     ==============   ==============   ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
   ($0.01 par value, unlimited authorized shares):
      Institutional Shares .......................      132,719,341      429,271,769      1,696,163
      Service Shares .............................    1,242,277,663      794,941,881             --
      W Shares ...................................    1,586,410,619    1,212,290,747    373,436,168
NET ASSET VALUE PER SHARE:
      Institutional Shares .......................   $         1.00   $         1.00   $       1.00
                                                     --------------   --------------   ------------
      Service Shares .............................   $         1.00   $         1.00   $         --
                                                     --------------   --------------   ------------
      W Shares ...................................   $         1.00   $         1.00   $       1.00
                                                     --------------   --------------   ------------

----------
*     Investments at cost ........................   $2,958,751,561   $2,433,095,059   $374,702,408

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2009

                                                                        U.S.
                                                        PRIME        GOVERNMENT     TAX-EXEMPT
                                                    MONEY MARKET    MONEY MARKET   MONEY MARKET
                                                        FUND            FUND           FUND
                                                    ------------    ------------   ------------
INVESTMENT INCOME:
   Interest income ...............................   $56,041,638    $30,959,258     $7,789,909
                                                     -----------    -----------     ----------
EXPENSES:
   Advisory fees .................................    10,842,213      8,379,044      2,217,637
   Administration fees ...........................       480,843        355,234         82,630
   Sub-administration and accounting fees ........     1,032,232        848,184        331,165
   Custody fees ..................................       351,627        263,575         79,226
   Transfer agent fees ...........................       578,444        368,968         99,655
   Shareholder service fees
      -- Service Shares ..........................     2,410,076      1,340,007             --
      -- W Shares ................................     2,725,996      1,770,489        896,424
   Distribution fees
      -- Service Shares ..........................     1,606,717        893,338             --
   Professional fees .............................       151,954        114,236         79,390
   Reports to shareholders .......................        46,194         31,626         22,275
   Registration fees .............................        54,782         63,789         24,301
   Trustees' fees ................................        29,282         29,281         29,281
   Compliance services ...........................         7,582          7,582          7,582
   Temporary Guarantee Program
      Participation Fees .........................     1,122,350        725,181        182,750
   Other .........................................       308,584        177,725         45,953
                                                     -----------    -----------     ----------
   Total expenses before fee waivers .............    21,748,876     15,368,259      4,098,269
   Expenses waived/reimbursed by Adviser
      Advisory fees ..............................            --       (436,090)       (28,179)
      Shareholder service fees
      -- Service Shares ..........................       (25,146)      (267,971)            --
      -- W Shares ................................       (32,874)      (449,975)       (93,951)
      Distribution fees
      -- Service Shares ..........................      (100,948)      (230,598)            --
                                                     -----------    -----------     ----------
   Total expenses, net ...........................    21,589,908     13,983,625      3,976,139
                                                     -----------    -----------     ----------
   Net investment income .........................    34,451,730     16,975,633      3,813,770
                                                     -----------    -----------     ----------
NET REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments ..............            --            198             --
                                                     -----------    -----------     ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ...............................   $34,451,730    $16,975,831     $3,813,770
                                                     ===========    ===========     ==========

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                          PRIME MONEY MARKET FUND
                                                     ---------------------------------
                                                            FOR THE YEARS ENDED
                                                                  JUNE 30,
                                                     ---------------------------------
                                                           2009              2008
                                                     ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .........................   $    34,451,730   $   134,504,853
   Net realized gain on investments ..............                --            37,917
                                                     ---------------   ---------------
Net increase in net assets resulting from
   operations ....................................        34,451,730       134,542,770
                                                     ---------------   ---------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares .......................          (361,321)       (2,372,778)
      Service Shares .............................       (15,739,200)      (67,013,432)
      W Shares ...................................       (18,351,209)      (65,118,643)
                                                     ---------------   ---------------
Total distributions ..............................       (34,451,730)     (134,504,853)
                                                     ---------------   ---------------
Fund share transactions (at $1.00 per share):
   Proceeds from shares sold:
      Institutional Shares .......................       580,368,100       995,933,925
      Service Shares .............................     4,045,331,310     5,125,786,675
      W Shares ...................................     2,407,067,411     2,670,173,366
   Cost of shares issued on reinvestment
      of distributions:
      Institutional Shares .......................           163,536           205,529
      Service Shares .............................         2,902,935         7,917,438
      W Shares ...................................            29,087             5,440
   Cost of shares redeemed:
      Institutional Shares .......................      (472,402,399)     (995,948,930)
      Service Shares .............................    (4,704,498,232)   (4,927,237,687)
      W Shares ...................................    (2,867,396,777)   (2,026,848,336)
                                                     ---------------   ---------------
Net increase (decrease) in net assets from
   Fund share transactions .......................    (1,008,435,029)      849,987,420
                                                     ---------------   ---------------
Total increase (decrease) in net assets ..........    (1,008,435,029)      850,025,337
NET ASSETS:
   Beginning of Year .............................     3,969,907,953     3,119,882,616
                                                     ---------------   ---------------
   End of Year ...................................   $ 2,961,472,924   $ 3,969,907,953
                                                     ===============   ===============
Undistributed net investment income ..............   $        65,047   $        65,047
                                                     ---------------   ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                              U.S. GOVERNMENT
                                                             MONEY MARKET FUND
                                                     ---------------------------------
                                                            FOR THE YEARS ENDED
                                                                  JUNE 30,
                                                     ---------------------------------
                                                           2009              2008
                                                     ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .........................   $    16,975,633   $    43,153,540
   Net realized gain on investments ..............               198            21,468
                                                     ---------------   ---------------
Net increase in net assets resulting from
   operations ....................................        16,975,831        43,175,008
                                                     ---------------   ---------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares .......................        (3,922,640)       (2,598,209)
      Service Shares .............................        (6,431,905)      (31,053,978)
      W Shares ...................................        (6,621,088)       (9,501,353)
                                                     ---------------   ---------------
Total distributions ..............................       (16,975,633)      (43,153,540)
                                                     ---------------   ---------------
Fund share transactions (at $1.00 per share):
   Proceeds from shares sold:
      Institutional Shares .......................       718,947,159       357,243,428
      Service Shares .............................     2,545,181,323     5,237,219,243
      W Shares ...................................     2,283,243,676     1,259,913,073
   Cost of shares issued on reinvestment
      of distributions:
      Institutional Shares .......................             3,120            11,045
      Service Shares .............................            84,222           498,170
      W Shares ...................................                --                --
   Cost of shares redeemed:
      Institutional Shares .......................      (416,250,456)     (231,015,398)
      Service Shares .............................    (2,858,406,983)   (4,745,727,099)
      W Shares ...................................    (1,518,993,403)   (1,036,212,988)
                                                     ---------------   ---------------
Net increase in net assets from Fund share
   transactions ..................................       753,808,658       841,929,474
                                                     ---------------   ---------------
Total increase in net assets .....................       753,808,856       841,950,942
NET ASSETS:
   Beginning of Year .............................     1,682,737,881       840,786,939
                                                     ---------------   ---------------
   End of Year ...................................   $ 2,436,546,737   $ 1,682,737,881
                                                     ===============   ===============
Undistributed net investment income ..............   $        37,687   $        37,489
                                                     ---------------   ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 TAX-EXEMPT
                                                             MONEY MARKET FUND
                                                     ---------------------------------
                                                            FOR THE YEARS ENDED
                                                                  JUNE 30,
                                                     ---------------------------------
                                                           2009              2008
                                                     ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .........................   $     3,813,770   $     9,602,084
                                                     ---------------   ---------------
Net increase in net assets resulting from
   operations ....................................         3,813,770         9,602,084
                                                     ---------------   ---------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares .......................           (10,594)          (34,725)
      W Shares ...................................        (3,803,176)       (9,567,359)
                                                     ---------------   ---------------
Total distributions ..............................        (3,813,770)       (9,602,084)
                                                     ---------------   ---------------
Fund share transactions (at $1.00 per share):
   Proceeds from shares sold:
      Institutional Shares .......................        58,560,107        98,768,715
      W Shares ...................................     1,152,624,059     1,138,338,786
   Cost of shares issued on reinvestment of
      distributions:
      Institutional Shares .......................             4,891            13,591
      W Shares ...................................            50,093           137,612
Cost of shares redeemed:
      Institutional Shares .......................       (58,361,445)      (98,083,066)
      W Shares ...................................    (1,271,623,248)   (1,049,728,219)
                                                     ---------------   ---------------
Net increase (decrease) in net assets from Fund
   share transactions ............................      (118,745,543)       89,447,419
                                                     ---------------   ---------------
Total increase (decrease) in net assets ..........      (118,745,543)       89,447,419
NET ASSETS:
   Beginning of Year .............................       493,871,903       404,424,484
                                                     ---------------   ---------------
   End of Year ...................................   $   375,126,360   $   493,871,903
                                                     ===============   ===============
Undistributed net investment income ..............   $            --   $            --
                                                     ---------------   ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS

     The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                               FOR THE YEARS ENDED JUNE 30,
                                                     -----------------------------------------------
                                                       2009       2008      2007      2006     2005
                                                     --------   -------   -------   -------   ------
PRIME MONEY MARKET FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF YEAR .............   $   1.00   $  1.00   $  1.00   $  1.00   $ 1.00
                                                     --------   -------   -------   -------   ------
INVESTMENT OPERATIONS:
   Net investment income .........................       0.01      0.04      0.05      0.04     0.02
                                                     --------   -------   -------   -------   ------
DISTRIBUTIONS:
   From net investment income ....................      (0.01)    (0.04)    (0.05)    (0.04)   (0.02)
                                                     --------   -------   -------   -------   ------
NET ASSET VALUE -- END OF YEAR ...................   $   1.00   $  1.00   $  1.00   $  1.00   $ 1.00
                                                     ========   =======   =======   =======   ======
TOTAL RETURN .....................................       1.14%     4.08%     5.05%     3.82%    1.74%
RATIOS (TO AVERAGE NET ASSETS)/ SUPPLEMENTAL
   DATA:(1, 2)
   Expenses:
      Including expense limitations ..............       0.43%     0.40%     0.41%     0.51%    0.50%
      Excluding expense limitations ..............       0.43%     0.40%     0.41%     0.51%    0.50%
   Net investment income .........................       0.66%     4.24%     4.94%     3.70%    1.65%
Net assets at end of year (000 omitted) ..........   $132,721   $24,591   $24,400   $11,986   $6,683

----------
(1) Prior to June 23, 2006, the Institutional Shares were known as the Investor Shares and were subject to a Rule 12b-1 distribution fee.

(2) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Prime Money Market Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                       FOR THE YEARS ENDED JUNE 30,
                                                     ---------------------------------------------------------------
                                                        2009          2008         2007         2006         2005
                                                     ----------    ----------   ----------   ----------   ----------
PRIME MONEY MARKET FUND -- SERVICE SHARES
NET ASSET VALUE -- BEGINNING OF YEAR .............   $     1.00    $     1.00   $     1.00   $     1.00   $     1.00
                                                     ----------    ----------   ----------   ----------   ----------
INVESTMENT OPERATIONS:
   Net investment income .........................         0.01          0.04         0.05         0.04         0.01
                                                     ----------    ----------   ----------   ----------   ----------
DISTRIBUTIONS:
   From net investment income ....................        (0.01)        (0.04)       (0.05)       (0.04)       (0.01)
                                                     ----------    ----------   ----------   ----------   ----------
NET ASSET VALUE -- END OF YEAR ...................   $     1.00    $     1.00   $     1.00   $     1.00    $    1.00
                                                     ==========    ==========   ==========   ==========   ==========
TOTAL RETURN .....................................         0.90%         3.82%        4.79%        3.63%        1.48%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1)
   Expenses
      Including expense limitations ..............         0.67%         0.65%        0.67%        0.69%        0.74%
      Excluding expense limitations ..............         0.68%         0.65%        0.67%        0.69%        0.74%
   Net investment income .........................         0.98%         3.72%        4.68%        3.61%        1.48%
Net assets at end of year (000 omitted) ..........   $1,242,322    $1,898,587   $1,692,102   $2,664,251   $2,201,829

----------
(1) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Prime Money Market Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                                 FOR THE
                                                                                 PERIOD
                                                                               OCTOBER 2,
                                                       FOR THE      FOR THE      2006(1)
                                                     YEAR ENDED   YEAR ENDED     THROUGH
                                                      JUNE 30,     JUNE 30,     JUNE 30,
                                                        2009         2008         2007
                                                     ----------   ----------   ----------
PRIME MONEY MARKET FUND -- W SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ...........   $     1.00   $     1.00   $     1.00
                                                     ----------   ----------   ----------
INVESTMENT OPERATIONS:
   Net investment income .........................         0.01         0.04         0.04
                                                     ----------   ----------   ----------
DISTRIBUTIONS:
   From net investment income ....................        (0.01)       (0.04)       (0.04)
                                                     ----------   ----------   ----------
NET ASSET VALUE -- END OF PERIOD .................   $     1.00   $     1.00   $     1.00
                                                     ==========   ==========   ==========
TOTAL RETURN .....................................         0.99%        3.92%        3.63%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ..............         0.58%        0.55%        0.56%*
      Excluding expense limitations ..............         0.58%        0.55%        0.56%*
   Net investment income .........................         1.01%        3.72%        4.80%*
Net assets at end of period
   (000 omitted) .................................   $1,586,430   $2,046,730   $1,403,380

----------
*    Annualized

**   Not annualized

(1)  Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED

                                                              FOR THE YEARS ENDED JUNE 30,
                                                     ----------------------------------------------
                                                       2009       2008      2007     2006     2005
                                                     --------   --------   ------   ------   ------
U.S. GOVERNMENT MONEY MARKET FUND --
   INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF YEAR .............   $   1.00   $   1.00   $ 1.00   $ 1.00   $ 1.00
                                                     --------   --------   ------   ------   ------
INVESTMENT OPERATIONS:
   Net investment income .........................       0.01       0.04     0.05     0.04     0.02
                                                     --------   --------   ------   ------   ------
DISTRIBUTIONS:
   From net investment income ....................      (0.01)     (0.04)   (0.05)   (0.04)   (0.02)
                                                     --------   --------   ------   ------   ------
NET ASSET VALUE -- END OF YEAR ...................   $   1.00   $   1.00   $ 1.00   $ 1.00   $ 1.00
                                                     ========   ========   ======   ======   ======
TOTAL RETURN .....................................       0.88%      3.61%    4.92%    3.66%    1.63%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1, 2)
   Expenses:
      Including expense limitations ..............       0.42%      0.47%    0.49%    0.61%    0.59%
      Excluding expense limitations ..............       0.44%      0.47%    0.49%    0.61%    0.59%
   Net investment income .........................       0.79%      3.12%    4.79%    3.58%    1.44%
Net assets at end of year (000 omitted) ..........   $429,272   $126,574   $  333   $3,480   $3,939

----------
(1) Prior to June 23, 2006, the Institutional Shares were known as the Investor Shares and were subject to a Rule 12b-1 distribution fee.

(2) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- U.S. Government Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                  FOR THE YEARS ENDED JUNE 30,
                                                     ------------------------------------------------------
                                                       2009        2008        2007       2006       2005
                                                     --------   ----------   --------   --------   --------
U.S. GOVERNMENT MONEY MARKET FUND --
   SERVICE SHARES
NET ASSET VALUE -- BEGINNING OF YEAR .............   $   1.00   $     1.00   $   1.00   $   1.00   $   1.00
                                                     --------   ----------   --------   --------   --------
INVESTMENT OPERATIONS:
   Net investment income .........................       0.01         0.03       0.05       0.03       0.01
                                                     --------   ----------   --------   --------   --------
DISTRIBUTIONS:
   From net investment income ....................      (0.01)       (0.03)     (0.05)     (0.03)     (0.01)
                                                     --------   ----------   --------   --------   --------
NET ASSET VALUE -- END OF YEAR ...................   $   1.00   $     1.00   $   1.00   $   1.00   $   1.00
                                                     ========   ==========   ========   ========   ========
TOTAL RETURN .....................................       0.69%        3.36%      4.66%      3.49%      1.41%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1)
   Expenses:
      Including expense limitations ..............       0.62%        0.72%      0.75%      0.77%      0.79%
      Excluding expense limitations ..............       0.69%        0.72%      0.75%      0.77%      0.79%
   Net investment income .........................       0.72%        3.26%      4.56%      3.45%      1.39%
Net assets at end of year (000 omitted) ..........   $794,977   $1,108,117   $616,113   $875,906   $741,514

----------
(1) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- U.S. Government Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED

                                                       FOR THE      FOR THE       FOR THE PERIOD
                                                     YEAR ENDED   YEAR ENDED   OCTOBER 2, 2006 (1)
                                                      JUNE 30,     JUNE 30,          THROUGH
                                                        2009         2008         JUNE 30, 2007
                                                     ----------   ----------   -------------------
U.S. GOVERNMENT MONEY MARKET FUND --
   W SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ...........   $     1.00    $   1.00          $   1.00
                                                     ----------    --------          --------
INVESTMENT OPERATIONS:
      Net investment income ......................         0.01        0.03              0.03
                                                     ----------    --------          --------
DISTRIBUTIONS:
      From net investment income .................        (0.01)      (0.03)            (0.03)
                                                     ----------    --------          --------
NET ASSET VALUE -- END OF PERIOD .................   $     1.00    $   1.00          $   1.00
                                                     ==========    ========          ========
TOTAL RETURN .....................................         0.76%       3.46%             3.53%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
      Expenses:
         Including expense limitations ...........         0.54%       0.62%             0.65%*
         Excluding expense limitations ...........         0.59%       0.62%             0.65%*
      Net investment income ......................         0.56%       3.26%             4.68%*
Net assets at end of period
   (000 omitted) .................................   $1,212,298    $448,047          $224,341

----------
*    Annualized

**   Not annualized

(1)  Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED

                                                             FOR THE YEARS ENDED JUNE 30,
                                                     --------------------------------------------
                                                      2009     2008     2007      2006      2005
                                                     ------   ------   ------   -------   -------
TAX-EXEMPT MONEY MARKET FUND --
   INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF YEAR .............   $ 1.00   $ 1.00   $ 1.00   $  1.00   $  1.00
                                                     ------   ------   ------   -------   -------
INVESTMENT OPERATIONS:
      Net investment income ......................     0.01     0.02     0.03      0.02      0.01
                                                     ------   ------   ------   -------   -------
DISTRIBUTIONS:
      From net investment income .................    (0.01)   (0.02)   (0.03)    (0.02)    (0.01)
                                                     ------   ------   ------   -------   -------
NET ASSET VALUE -- END OF YEAR ...................   $ 1.00   $ 1.00   $ 1.00   $  1.00   $  1.00
                                                     ======   ======   ======   =======   =======
TOTAL RETURN .....................................     0.75%    2.36%    3.14%     2.39%     1.16%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1, 2)
      Expenses:
         Including expense limitations ...........     0.53%    0.51%    0.52%     0.63%     0.64%
         Excluding expense limitations ...........     0.54%    0.51%    0.52%     0.63%     0.64%
      Net investment income ......................     0.61%    1.86%    3.06%     2.30%     0.98%
Net assets at end of year (000 omitted) ..........   $1,696   $1,493   $  793   $13,210   $13,084

----------
(1) Prior to June 23, 2006, the Institutional Shares were known as the Investor Shares and were subject to a rule 12b-1 distribution fee.

(2) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Tax-Exempt Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                 FOR THE YEARS ENDED JUNE 30,
                                                     -----------------------------------------------------
                                                       2009       2008       2007       2006       2005
                                                     --------   --------   --------   --------   --------
TAX-EXEMPT MONEY MARKET FUND -- W SHARES(1)
NET ASSET VALUE -- BEGINNING OF YEAR .............   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                     --------   --------   --------   --------   --------
INVESTMENT OPERATIONS:
      Net investment income ......................       0.01       0.02       0.03       0.02       0.01
                                                     --------   --------   --------   --------   --------
DISTRIBUTIONS:
      From net investment income .................      (0.01)     (0.02)     (0.03)     (0.02)     (0.01)
                                                     --------   --------   --------   --------   --------
NET ASSET VALUE -- END OF YEAR ...................   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                     ========   ========   ========   ========   ========
TOTAL RETURN .....................................       0.62%      2.21%      2.96%      2.23%      0.98%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(2)
      Expenses:
         Including expense limitations ...........       0.66%      0.66%      0.69%      0.78%      0.80%
         Excluding expense limitations ...........       0.68%      0.66%      0.69%      0.78%      0.80%
      Net investment income ......................       0.64%      2.12%      2.92%      2.23%      0.96%
Net assets at end of year (000 omitted) ..........   $373,430   $492,379   $403,631   $418,447   $346,249

----------
(1) Formerly Service Shares. Service Shares were redesignated as W Shares effective September 12, 2006.

(2) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Tax-Exempt Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF THE FUNDS. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of June 30, 2009, the Trust offered 16 series, three of which are included in these financial statements. The three series are as follows: Wilmington Prime Money Market Fund ("Prime Money Market Fund"), Wilmington U.S. Government Money Market Fund ("U.S. Government Money Market Fund") and Wilmington Tax-Exempt Money Market Fund ("Tax-Exempt Money Market Fund") (each, a "Fund" and collectively, the "Funds").

     The Prime Money Market and U.S. Government Money Market Funds offer three classes of shares: Institutional Shares, Service Shares, and W Shares. The Tax-Exempt Money Market Fund offers two classes of shares: Institutional Shares and W Shares. All classes of shares have identical voting, dividend and liquidation rights. W Shares and Service Shares are offered to investors who use a financial intermediary to process transactions with the Funds and are subject to a shareholder servicing fee. Service Shares are also subject to a Rule 12b-1 distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

     SECURITY VALUATION. Each Fund values securities utilizing the amortized cost valuation method, which approximates market, and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

     The Funds have adopted the provisions of Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

     -    Level 1 - quoted prices in active markets for identical securities

     -    Level 2 - prices determined using other significant observable inputs
                    (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     -    Level 3 - prices determined using significant unobservable inputs
                    (including the Fund's own assumptions in determining the fair value of investments)

     In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). The Funds have adopted FSP 157-4 effective with the June 30, 2009 annual report. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased and identifying circumstances that indicate a transaction is not orderly. FSP 157-4 also expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

     The following is a summary of the inputs used to value the Funds' net assets as of June 30, 2009. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                                                       LEVEL 2 -       LEVEL 3 -
                                         TOTAL         LEVEL 1 -      SIGNIFICANT     SIGNIFICANT
                                       VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
PRIME MONEY MARKET FUND              JUNE 30, 2009      PRICES          INPUTS          INPUTS
---------------------------------   --------------   ------------   --------------   ------------
INVESTMENTS IN SECURITIES:
   Certificates of Deposit ......   $  325,000,000   $         --   $  325,000,000        $--
   Commercial Paper .............      618,830,480             --      618,830,480         --
   Municipal Bonds ..............      239,150,000             --      239,150,000         --
   U.S. Agency Obligations ......      699,766,562             --      699,766,562         --
   Repurchase Agreements ........      266,149,000             --      266,149,000         --
   Money Market Mutual Funds ....      809,855,519    809,855,519               --         --
                                    --------------   ------------   --------------        ---
      Total .....................   $2,958,751,561   $809,855,519   $2,148,896,042        $--
                                    ==============   ============   ==============        ===

                                                                       LEVEL 2 -       LEVEL 3 -
                                         TOTAL         LEVEL 1 -      SIGNIFICANT     SIGNIFICANT
                                       VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
U.S. GOVERNMENT MONEY MARKET FUND    JUNE 30, 2009      PRICES          INPUTS          INPUTS
---------------------------------   --------------   ------------   --------------   ------------
INVESTMENTS IN SECURITIES:
   U.S. Agency Obligations ......   $1,304,937,720   $         --   $1,304,937,720        $--
   Repurchase Agreements ........      398,982,000             --      398,982,000         --
   Money Market Mutual Funds ....      729,175,339    729,175,339               --         --
                                    --------------   ------------   --------------        ---
      Total .....................   $2,433,095,059   $729,175,339   $1,703,919,720        $--
                                    ==============   ============   ==============        ===

                                                                       LEVEL 2 -       LEVEL 3 -
                                         TOTAL         LEVEL 1 -      SIGNIFICANT     SIGNIFICANT
                                       VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
TAX-EXEMPT MONEY MARKET FUND         JUNE 30, 2009      PRICES          INPUTS          INPUTS
---------------------------------   --------------   ------------   --------------   ------------
INVESTMENTS IN SECURITIES:
   Municipal Bonds ..............    $294,566,472     $        --    $294,566,472         $ --
   Money Market Mutual Funds ....      80,135,936      80,135,936              --           --
                                     ------------     -----------    ------------         ----
      Total .....................    $374,702,408     $80,135,936    $294,566,472         $ --
                                     ============     ===========    ============         ====

     FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

     Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

     SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis for financial reporting purposes. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

     CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

     REPURCHASE AGREEMENTS. Each Fund, through its custodian, receives delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. The Funds' investment adviser is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, will be declared and paid annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as the investment adviser to each Fund. For its services, RSMC receives an advisory fee at an annualized rate of 0.37% of each Fund's first $1 billion of average daily net assets; 0.33% of each Fund's next $500 million of average daily net assets; 0.30% of each Fund's next $500 million of average daily net assets; and 0.27% of each Fund's average daily net assets in excess of $2 billion. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC.

     Effective April 13, 2009, RSMC has voluntarily agreed to reduce its advisory fee and/or reimburse certain of each Fund's operating expenses, or certain class-specific fees and expenses, to maintain a Fund's (or class thereof, as applicable) current annualized yield at or above 0.01% (1 basis point). Under this voluntary arrangement, RSMC may recover from each Fund, subject to approval by the Board of Trustees of WT Mutual Fund (the "Trustees"), amounts waived or reimbursed for a period of up to three years from the year in which RSMC reduced its compensation and/or assumed expenses for the Fund. All or a portion of the following reimbursed expenses may be recaptured by the fiscal years ending:

WILMINGTON FUNDS -- MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                                       EXPIRATION
                                          DATE
                                          2012
                                       ----------
Prime Money Market Fund ............   $  158,968
U.S. Government Money Market Fund ..    1,384,634
Tax-Exempt Money Market Fund .......      122,130

     The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2009 are shown separately on the Statements of Operations.

     RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the year ended June 30, 2009 are shown separately on the Statements of Operations.

     PNC Global Investment Servicing (U.S.), Inc. provides sub-administration, accounting and transfer agent services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

     COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM, do not receive any compensation from the Funds. Trustees of the Funds, who are not employees or officers of RSMC or WTIM, receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

     Service Shares and W Shares of each Fund are subject to a shareholder service plan authorizing them to pay service providers an annual fee not exceeding 0.25% of each Fund's average daily net assets in Service Shares and W Shares to compensate service providers who maintain a service relationship. The Board of Trustees has authorized payments of up to 0.15% of each Fund's average daily net assets in Service Shares and W Shares, respectively.

     Service Shares of each Fund are subject to a Rule 12b-1 Distribution Plan which provides for payments of up to 0.25% of each Fund's average daily net assets in Service Shares. The Board of Trustees currently has authorized annual payments of 0.10% of the average daily net assets of each Fund's Service Shares. The Distribution Plan and each Distribution Agreement may not be amended to increase the maximum 12b-1 Fee of 0.25% without approval by a majority of the outstanding shares of each Fund's Service Shares.

     Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the year ended June 30, 2009 are shown separately on the Statements of Operations.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

4. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gain do not require such reclassification.

     At June 30, 2009, the following reclassifications were made within the capital accounts of U.S. Government Money Market Fund to reflect permanent differences relating to reclassifications of distributions paid.

                    ACCUMULATED NET
UNDISTRIBUTED NET    REALIZED GAIN
INVESTMENT INCOME    ON INVESTMENTS
-----------------   ---------------
       $198              $(198)

     The tax character of distributions paid for the years ended June 30, 2009 and June 30, 2008 were as follows:

                            PRIME MONEY    U.S. GOVERNMENT        TAX-EXEMPT
                            MARKET FUND   MONEY MARKET FUND   MONEY MARKET FUND
                           ------------   -----------------   -----------------
YEAR ENDED JUNE 30, 2009
Ordinary income ........   $ 34,451,730      $16,975,633          $       --
Tax-exempt income ......             --               --           3,813,770
YEAR ENDED JUNE 30, 2008
Ordinary income ........   $134,504,853      $43,153,540          $       --
Tax-exempt income ......             --               --           9,602,084

     As of June 30, 2009, the components of accumulated earnings on a tax basis were as follows:

                            PRIME MONEY    U.S. GOVERNMENT        TAX-EXEMPT
                            MARKET FUND   MONEY MARKET FUND   MONEY MARKET FUND
                           ------------   -----------------   -----------------
Undistributed ordinary
   income ..............     $ 138,466         $ 70,895            $     --
Undistributed tax-exempt
   income ..............            --               --              14,158
Other temporary
   differences .........       (73,419)         (33,208)            (14,158)
                             ---------         --------            --------
Total accumulated
   earnings ............     $  65,047         $ 37,687            $     --
                             =========         ========            ========

     The differences between book basis and tax basis components of accumulated earnings are primarily attributed to the deferred compensation of Trustees and dividends payable.

5. CREDIT RISK. Obligations of agencies and instrumentalities of the U.S. Government are not direct obligations of the U.S. Treasury and thus may or may not be backed by the "full faith and credit" of the United States. Payment of interest and principal on these obligations, although generally backed directly or indirectly by the U.S. Government, may be backed solely by the issuing instrumentality.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

     Approximately 10% of the investments of the Tax-Exempt Money Market Fund on June 30, 2009, were insured by private issuers that guarantee payment of principal and interest in the event of default or were backed by letters of credit issued by domestic and foreign banks or financial institutions.

6. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

7. U.S. TREASURY GUARANTEE PROGRAM. The Funds have participated in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") since its inception. As a result of the Funds' participation in the Program, in the event a Fund's net asset value falls below $0.995 per share, shareholders in the Fund will have federal insurance up to the lesser of the amount of a shareholder's balance in the Funds as of the close of business on September 19, 2008, or the amount held in the Funds by the shareholder on the date that the guarantee is triggered. Any increase in the number of shares in a shareholder's balance after the close of business on September 19, 2008 and any future investments after a shareholder has closed their account will not be guaranteed. As a participant in the initial term of the Program, which expired December 18, 2008, each Fund paid a participation fee of 0.01% for the period September 19, 2008 through December 18, 2008. As a participant in the first extension of the Program, each Fund paid 0.015% for the period December 19, 2008 through April 30, 2009 of the Fund's shares outstanding value as of September 19, 2008. The Board of Trustees of WT Mutual Fund approved the Funds' continued participation in the Program for the period May 1, 2009 through September 18, 2009. Each Fund paid 0.015% for its participation in the second extension of the Program.

8. SUBSEQUENT EVENTS. In May 2009, Statement of Financial Accounting Standards No. 165 ("FAS 165") regarding Subsequent Events was issued and is effective with interim or annual financial periods ending after June 15, 2009. FAS 165 establishes general standards of accounting for and disclosure of events, that occur after the financial statement date, but before the financial statements are issued. Management has evaluated the impact of all subsequent events on the Funds through August 26, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
REPORT OF ERNST & YOUNG LLP,
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund and Wilmington Tax-Exempt Money Market Fund (the "Funds") (three of the series constituting WT Mutual Fund) as of June 30, 2009, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund and Wilmington Tax-Exempt Money Market Fund series of WT Mutual Fund at June 30, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                        (ERNST & YOUNG LLP)

Philadelphia, Pennsylvania
August 26, 2009

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TAX INFORMATION (UNAUDITED)

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Tax-Exempt Money Market Fund paid tax-exempt income distributions of $3,813,770 during the fiscal year ended June 30, 2009.

In January 2010, shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2009, including any distributions paid between July 1, 2009 and December 31, 2009.

Pursuant to Section 871 of the Internal Revenue Code, the following percentages of ordinary income dividends during the fiscal year ended June 30, 2009 have been designated as qualified interest income:

Prime Money Market Fund ...............   45.55%
U.S. Government Money Market Fund .....     100%

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TRUSTEES AND OFFICERS

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES

       NAME AND                 POSITION(S) HELD
    DATE OF BIRTH,                WITH TRUST,                     PRINCIPAL OCCUPATION(S)
  NUMBER OF FUNDS IN           TERM OF OFFICE AND                 DURING PAST FIVE YEARS,
     FUND COMPLEX                LENGTH OF TIME                    OTHER DIRECTORSHIPS
OVERSEEN BY TRUSTEE(1)               SERVED                          HELD BY TRUSTEE
----------------------   ------------------------------   --------------------------------------
TED T. CECALA(2)         Trustee                          Director, Chairman of the Board, and
Date of Birth: 1/49                                       Chief Executive Officer of Wilmington
                         Shall serve at the pleasure of   Trust Corporation and Wilmington Trust
16 Funds                 the Board and until successor    Company since 1996; Member of the
                         is elected and qualified.        Board of Managers of Cramer Rosenthal
                         Trustee since August 2007.       McGlynn, LLC and Roxbury Capital
                                                          Management, LLC (registered investment
                                                          advisers).

                                                          Wilmington Trust Corporation;
                                                          Wilmington Trust Company.

ROBERT J. CHRISTIAN(3)   Trustee                          Retired since February 2006; Executive
Date of Birth: 2/49                                       Vice President of Wilmington Trust
                         Shall serve until death,         Company from February 1996 to
16 Funds                 resignation or removal.          February 2006; President of Rodney
                         Trustee since October 1998,      Square Management Corporation
                         President and Chairman of        ("RSMC") from 1996 to 2005; Vice
                         the Board from October 1998      President of RSMC 2005 to 2006.
                         to January 2006.

                                                          FundVantage Trust (4 portfolios);
                                                          Optimum Fund Trust (6 portfolios)
                                                          (registered investment companies).

(1) The "Fund Complex" currently consists of the Trust (16 funds) and CRM Mutual Fund Trust (8 funds).

(2) Mr. Cecala is an "Interested Trustee" by reason of his position with Wilmington Trust Corporation and Wilmington Trust Company, each an affiliate of RSMC, an investment adviser to the Trust.

(3) Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the Trust.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TRUSTEES AND OFFICERS -- CONTINUED

INDEPENDENT TRUSTEES

       NAME AND                 POSITION(S) HELD
    DATE OF BIRTH,                WITH TRUST,                     PRINCIPAL OCCUPATION(S)
  NUMBER OF FUNDS IN           TERM OF OFFICE AND                  DURING PAST FIVE YEARS,
     FUND COMPLEX                LENGTH OF TIME                     OTHER DIRECTORSHIPS
OVERSEEN BY TRUSTEE(1)               SERVED                          HELD BY TRUSTEE
----------------------   ------------------------------   --------------------------------------
ROBERT ARNOLD            Trustee                          Founder and co-manager, R.H. Arnold &
Date of Birth: 3/44                                       Co., Inc. (financial consulting) since
                                                          1989.
                         Shall serve until death,
16 Funds                 resignation or removal.          First Potomac Realty Trust (real estate
                         Trustee since May 1997.          investment trust).

DR. ERIC BRUCKER         Trustee                          Professor of Economics, Widener
Date of Birth: 12/41                                      University since July 2004; formerly
                         Shall serve until death,         Dean, School of Business Administration
16 Funds                 resignation or removal.          of Widener University from 2001 to 2004;
                         Trustee since October 1999.      Dean, College of Business, Public Policy
                                                          and Health at the University of Maine
                                                          from September 1998 to June 2001.

                                                          None

NICHOLAS GIORDANO        Trustee and Chairman of          Consultant, financial services
Date of Birth: 3/43      the Board                        organizations from 1997 to present;
                                                          Interim President, LaSalle University
16 Funds                 Shall serve until death,         from 1998 to 1999; President and Chief
                         resignation or removal.          Executive Officer, Philadelphia Stock
                         Trustee since October 1998.      Exchange from 1981 to 1997.

                                                          Kalmar Pooled Investment Trust;
                                                          The RBB Fund, Inc. (19 portfolios)
                                                          (registered investment companies);
                                                          Independence Blue Cross; IntriCon
                                                          Corporation (industrial furnaces
                                                          and ovens).

LOUIS KLEIN, JR.         Trustee                          Self-employed financial consultant
Date of Birth: 5/35                                       since 1991.
                         Shall serve until death,
24 Funds                 resignation or removal.          CRM Mutual Fund Trust (8 portfolios)
                         Trustee since October 1999.      (registered investment companies); WHX
                                                          Corporation (industrial manufacturer).

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TRUSTEES AND OFFICERS -- CONTINUED

INDEPENDENT TRUSTEES (CONTINUED)

       NAME AND                POSITION(S) HELD
    DATE OF BIRTH,                WITH TRUST,                     PRINCIPAL OCCUPATION(S)
  NUMBER OF FUNDS IN           TERM OF OFFICE AND                  DURING PAST FIVE YEARS,
     FUND COMPLEX                LENGTH OF TIME                     OTHER DIRECTORSHIPS
OVERSEEN BY TRUSTEE(1)               SERVED                          HELD BY TRUSTEE
----------------------   ------------------------------   --------------------------------------
THOMAS LEONARD            Trustee                         Retired since 2008; former Partner
Date of Birth: 2/49                                       with PricewaterhouseCoopers (public
                          Shall serve until death,        accounting) from May 1970 to June 2008.
16 Funds                  resignation or removal.
                          Trustee since July 2008.        Alpha One Capital Partner, LLC (2
                                                          portfolios) (unregistered investment
                                                          companies).

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TRUSTEES AND OFFICERS -- CONTINUED

EXECUTIVE OFFICERS

                                  POSITION(S) HELD
                                     WITH TRUST,                      PRINCIPAL OCCUPATION(S)
                                TERM OF OFFICE AND                    DURING PAST FIVE YEARS,
   NAME, ADDRESS AND               LENGTH OF TIME                      OTHER DIRECTORSHIPS
     DATE OF BIRTH                     SERVED                                  HELD
------------------------   ------------------------------   ----------------------------------------
JOHN J. KELLEY             President & Chief Executive      President of Rodney Square Management
1100 North Market Street   Officer                          Corporation ("RSMC") since 2008; Vice
Wilmington, DE 19890                                        President of Wilmington Trust Investment
Date of Birth: 9/59        Shall serve at the pleasure of   Management, LLC ("WTIM") since
                           the Board and until successor    2005; Vice President of PNC Global
                           is elected and qualified.        Investment Servicing (U.S.), Inc.
                           Officer since September 2005.    (formerly PFPC Inc.) from January 2005
                                                            to July 2005; Vice President of
                                                            Administration, 1838 Investment
                                                            Advisors, LP from 1999 to 2005; Chief
                                                            Compliance Officer, 1838 Investment
                                                            Advisors, LP from 2004 to 2005.

                                                            N/A

CLAYTON M. ALBRIGHT        Vice President                   Managing Director, Fixed Income
1100 North Market Street                                    Management, Wilmington Trust since
Wilmington, DE 19890       Shall serve at the pleasure of   2007; Director, Fixed Income Research
Date of Birth: 9/53        the Board and until successor    and Portfolio Manager, Wilmington Trust
                           is elected and qualified.        from 1996 to 2007; Vice President,
                           Officer since October 1998.      RSMC since 2001; Vice President of
                                                            WTIM since 2006; Vice President,
                                                            Wilmington Trust Company since 1997.

                                                            N/A

JOSEPH M. FAHEY, JR.       Vice President                   Investment Adviser, WTIM since 2003;
1100 North Market Street                                    Vice President, RSMC since 1992.
Wilmington, DE 19890       Shall serve at the pleasure of
Date of Birth: 1/57        the Board and until successor    N/A
                           is elected and qualified.
                           Officer since November 1999.

JOHN C. MCDONNELL          Vice President, Chief            Director of Mutual Fund Administration,
1100 North Market Street   Financial Officer & Treasurer    WTIM, since October 2005; Audit and
Wilmington, DE 19890                                        Assurance - Senior, Deloitte (public
Date of Birth: 4/66        Shall serve at the pleasure of   accounting) from September 2004 to
                           the Board and until successor    October 2005; Mutual Fund
                           is elected and qualified.        Administration, 1838 Investment
                           Officer since November 2005.     Advisors, LP from March 1999 to
                                                            September 2004.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TRUSTEES AND OFFICERS -- CONTINUED

EXECUTIVE OFFICERS (CONTINUED)

                                 POSITION(S) HELD
                                    WITH TRUST,                      PRINCIPAL OCCUPATION(S)
                                 TERM OF OFFICE AND                  DURING PAST FIVE YEARS,
   NAME, ADDRESS AND               LENGTH OF TIME                      OTHER DIRECTORSHIPS
     DATE OF BIRTH                    SERVED                                  HELD
------------------------   ------------------------------   ----------------------------------------
ANNA M. BENCROWSKY         Vice President, Chief            Chief Compliance Officer, WTIM since
1100 North Market Street   Compliance Officer & Anti-       2007; Vice President, WTIM since 2004;
Wilmington, DE 19890       Money Laundering Officer         Vice President and Chief Compliance
Date of Birth: 5/51                                         Officer, RSMC since 2004; Vice
                           Shall serve at the pleasure of   President and Chief Compliance Officer,
                           the Board and until successor    1838 Investment Advisors, LP from
                           is elected and qualified;        1999 to 2004.
                           Officer since September 2004.
                                                            N/A

EDWARD W. DIFFIN, JR.      Vice President & Secretary       Director of Mutual Fund Regulatory
1100 North Market Street                                    Administration of WTIM since November
Wilmington, DE 19890       Shall serve at the pleasure of   2006; Coleman Counsel Per Diem from
Date of Birth: 1/52        the Board and until successor    November 2005 to November 2006; Vice
                           is elected and qualified;        President and Senior Counsel of Merrill
                           Officer since February 2007.     Lynch & Co., Inc. from 1994 to 2005.

                                                            N/A

WILMINGTON FUNDS -- MONEY MARKET FUNDS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge by calling the Fund at (800) 336-9970 or on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve-month period ended June 30, 2009 is available, without charge, by calling the Fund at (800) 336-9970 or on the SEC's website listed above.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TRUSTEES

Nicholas A. Giordano
Chairman of the Board

Robert H. Arnold

Dr. Eric Brucker

Ted T. Cecala

Robert J. Christian

Louis Klein Jr.

Thomas Leonard

OFFICERS

John J. Kelley
President & Chief Executive Officer

John C. McDonnell
Vice President, Chief Financial Officer & Treasurer

Edward W. Diffin Jr.
Vice President & Secretary

Clayton M. Albright
Vice President

Joseph M. Fahey Jr.
Vice President

Anna M. Bencrowsky
Vice President, Chief Compliance Officer &
Anti-Money Laundering Officer

CUSTODIAN

Wilmington Trust Company
1100 North Market Street, Wilmington, DE 19890

INVESTMENT ADVISER AND ADMINISTRATOR

Rodney Square Management Corporation
1100 North Market Street, Wilmington, DE 19890

SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT

PNC Global Investment Servicing (U.S.), Inc.
301 Bellevue Parkway, Wilmington, DE 19809

THIS ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON MONEY MARKET FUNDS - INSTITUTIONAL, SERVICE AND W SHARES.

WILMINGTON |                                                   MONEY_Ann_6/09
     FUNDS |

                               FIXED INCOME FUNDS
                         ANNUAL REPORT | JUNE 30, 2009

                                                    SHORT/INTERMEDIATE-TERM BOND
                                                               BROAD MARKET BOND
                                                                  MUNICIPAL BOND

WILMINGTON | (WILMINGTON FUNDS LOGO)
     FUNDS |

WILMINGTON FUNDS -- FIXED INCOME FUNDS

CONTENTS                                 page
--------                                 ----
President's Message ..................     3
Expense Disclosure ...................    16
Disclosure of Portfolio Holdings .....    18
Investments ..........................    20
Financial Statements .................    42
Financial Highlights .................    47
Notes to Financial Statements ........    53
Report of Independent Registered
   Public Accounting Firm ............    60
Tax Information ......................    61
Trustees and Officers ................    62

DESCRIPTION OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged.

All indices assume the reinvestment of dividends and interest income unless otherwise noted.

BARCLAYS CAPITAL U.S. INVESTMENT GRADE CORPORATE INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utilities and financial issuers. The index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

BARCLAYS CAPITAL U.S. GOVERNMENT/CREDIT INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-related, and Corporate sector with maturities of 1 year or greater.

BARCLAYS CAPITAL U.S. INTERMEDIATE GOVERNMENT/CREDIT INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-related and Corporate sectors with a maturity range between 1 and 10 years.

BARCLAYS CAPITAL U.S. SHORT/INTERMEDIATE MUNICIPAL INDEX is an unmanaged index that tracks performance of municipal bonds issued after December 31, 1990 with remaining maturities between 1 and 10 years and at least $7 million in outstanding principal.

BARCLAYS CAPITAL U.S. CORPORATE HIGH-YIELD INDEX is an unmanaged index of the USD-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.

MERRILL LYNCH 1-10 YEAR U.S. TREASURY INDEX is an unmanaged index of fixed-rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 10 years.

MERRILL LYNCH 7-12 YEAR U.S. MUNICIPAL SECURITIES INDEX tracks the performance of the USD-denominated investment grade tax exempt debt publicly issued by U.S. states and territories, and their political subdivisions, in the U.S. domestic market. The Index tracks securities with a remaining term to final maturity greater than or equal to 7 years and less than 12 years.

MERRILL LYNCH U.S. TREASURY MASTER INDEX is an unmanaged index of fixed-rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 30 years.

STANDARD & POOR'S 500 INDEX (S&P 500(R)) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   DESCRIPTIONS OF INDICES -- CONTINUED

BARCLAYS CAPITAL U.S. CORPORATE HIGH-YIELD INDEX, BARCLAYS CAPITAL U.S. INVESTMENT GRADE CORPORATE INDEX, BARCLAYS CAPITAL U.S. GOVERNMENT/CREDIT INDEX, BARCLAYS CAPITAL U.S. INTERMEDIATE GOVERNMENT/CREDIT INDEX, AND BARCLAYS CAPITAL U.S. SHORT/INTERMEDIATE MUNICIPAL INDEX (C)BARCLAYS CAPITAL.

S&P INDICES ARE A REGISTERED TRADEMARK OF STANDARD & POOR'S CORPORATION, INC., A DIVISION OF THE MCGRAW-HILL COMPANIES.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

     Bonds posted solid results during the Fixed Income Funds' fiscal year ended June 30, 2009. High-quality issues performed better than the broad bond market, as concerns about the recession, and preceding credit crisis, kept investor attention focused for much of the period on low-risk choices. For the year ended June 30, 2009, Barclays Capital U.S. Government/Credit Index and the Merrill Lynch 7-12 Year U.S. Municipal Securities Index returned 5.3% and 6.0%, respectively.

     For year-to-date 2009, bond performance looked different. Beginning in January through June 30, 2009, investors rediscovered, and felt less skittish about riskier fixed income choices. The highest-quality bonds provided minimal gains, with the Barclays Capital U.S. Government/Credit Index delivering 0.6% for the six months ended June 30, 2009. In contrast, investment-grade corporate bonds as measured by the Barclays Capital U.S. Investment Grade Corporate Index returned 8.3% and high yield corporate bonds (Barclays Capital U.S. Corporate High-Yield Index) soared 30.4%.

     We believe that the economy is stabilizing, but near-term growth in the second half of 2009 will not likely be huge. The list of items showing stability, or "less bad" results, continues to expand. Improvements in capital markets have helped to stabilize consumer confidence. Housing market transaction volumes are also flattening, although inventory levels remain very high. The employment situation remains poor, but the number of job losses has declined sharply. First quarter 2009 earnings were much better than feared, and the stress tests provided a framework for differentiating "good versus bad banks." We believe that economic growth is likely to return to the U.S. economy in the second half of 2009, thanks to the government and its stimulus spending.

     We believe that interest rates are likely to trade in a discrete range. The higher rates experienced earlier in the second quarter 2009 were rejected for the moment, as they began to have a real impact on economic activity. Likewise, in our opinion, the possibility of still lower rates appears limited as the market continues to deal with inflation worries and unending supply. The Federal Reserve ("the Fed") has indicated that it is in no hurry to raise rates, and an increase, as currently projected by the markets in January, remains very uncertain and unlikely.

     Risk-taking may be muted in the near term, but will likely emerge as earnings are released. Spread tightening has stalled for the moment, but it is likely to re-emerge as earnings results come forward. New issuance will likely follow suit. Financials have trailed during the second quarter 2009 rally, but it is uncertain that the quarterly results will change investors' perceptions enough to force spreads significantly tighter. More time will be needed before comfort returns to this sector.

     AN UPDATE ON CALIFORNIA AND CALIFORNIA MUNICIPALS

     On May 19, 2009, California voters rejected proposals that their governor and legislature had advanced in order to deal with the state's then-latest fiscal crisis, which had re-erupted during the autumn of 2008. The larger underlying cause for this fiscal situation is unexpectedly severe, and is continued by deterioration in the state general fund's monthly revenue inflows, driven by deeply recessionary economic conditions. Fractious state government politics significantly complicates matters in the Golden State. California's impaired fiscal health problem has both immediate- and long-term dimensions. While it needs to be ameliorated quickly, it is not fully solvable on a short-term basis. Both Moody's Investors Service and Standard & Poor's have placed their State of California general obligation (A) and lease/annual appropriation credit (A3/A-) ratings on "negative watch." Fitch Ratings has downgraded them to BBB and BBB-, respectively.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

     We believe that timely payment of California's general obligation debt service remains very likely. A small degree of interim risk may exist for temporary payment interruption on lease/annual appropriation debt. Even if this unlikely event does transpire, the probability that it would persist beyond a brief time period is low. In our opinion, the odds of any permanent payment impairment are near zero.

     The situation in California has raised some questions about the safety of municipal bonds issued around the nation. We believe that any such concerns are largely unwarranted, and that municipals remain a relatively safe investment and a viable way to implement fixed income allocations for tax-sensitive portfolios.

     LOOKING AHEAD

     As the Funds' fiscal year closed, the top news in credit markets was that the Fed's June meeting produced no big surprises. The three major messages were: rates will remain near zero "for an extended period;" the U.S. economy "is likely to remain weak for a time;" and "inflation will remain subdued for some time." The Fed did not mention deflation as a risk as it has in the recent past, and it appears to be sticking with its plan to purchase bonds in order to keep longer rates down. The Fed is holding its course.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

WILMINGTON SHORT/INTERMEDIATE-TERM BOND AND BROAD MARKET BOND FUNDS

     The following comments cover the Wilmington Short/Intermediate-Term Bond Fund and the Wilmington Broad Market Bond Fund (the "Funds").

     The Wilmington Short/Intermediate-Term Bond Fund ("Short/Intermediate Fund") and Wilmington Broad Market Bond Fund ("Broad Market Fund") are designed to give shareholders broad exposure to the dynamics of the taxable fixed income bond market with a stable flow of income. To do so, the investment adviser applies a disciplined and systematic investment process to actively manage a core portfolio of investment grade notes and bonds from a wide range of taxable market sectors. The major difference between the Short/Intermediate Fund and the Broad Market Fund is the exposure to interest rate risk. The Wilmington Short/Intermediate-Term Bond Fund has lower risk exposure to interest rates and finished the annual period with an effective duration of 3.64 years. The Wilmington Broad Market Bond Fund had an effective duration of 5.22 years at the same point in time.

     The credit crisis that had nagged at the economy and the financial markets since the third quarter of 2007, exploded into a major maelstrom during the last six months of 2008. The months of July and August 2008 gave little indication of what was in store in September. Longer-term interest rates moved higher during most of the second quarter of 2008 but began to decline just before the end of the quarter. This trend continued during the opening months of the third quarter 2008 with the Five-Year Treasury Note down about 25 basis points from its June 30 levels. As August turned to September, volatility exploded. Five-Year Treasury Notes hit a high of 3.21% on September 8th; the first trading day after the U.S. Treasury placed the Federal National Mortgage Association ("FNMA" or "Fannie Mae") and the Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac") into conservatorship. However, barely a week later, the market was dealing with the loss of Lehman Brothers, the hurried merger between Bank of America and Merrill Lynch and the floundering prospects for insurer AIG.

     Five-Year Treasury yields had lost nearly 100 bps in this brief interval but the markets had not seen anything yet. With AIG taken care of, using a government takeover along with a loan agreement, the Treasury put forth the initial Troubled Asset Recovery Program ("TARP") proposal which was met by a major sense of relief by the markets. Yields on Five-Year Treasuries rose 80 basis points in just two trading days as the flight to quality bid was reversed. This might have been the end of the story for the quarter, but

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

the final chapter centered on the failure by the House of Representatives to pass the original TARP legislation which ignited another flight to quality rally. In a display of modesty, the market only gave up 60 basis points in this final period leading up to the end of the quarter.

     U.S. Treasury, Agency and Mortgage-backed securities performed well, posting positive returns for the three months from July to September 2008. However, the corporate bond market was an entirely different story. The yield spread on investment-grade corporate bonds against comparable U.S. Treasury securities widened by 188 basis points, ending the quarter with an average spread of 467 basis points above the Treasury market, according to the Barclays Capital U.S. Investment Grade Corporate Index. The worst performance was in the financial sector where spreads gapped wider by 317 basis points. With these hurricane force headwinds, investment-grade financial bonds posted a loss of 12.9% for the quarter. Other parts of the corporate bond market also posted negative returns, but none came close to the poor performance turned in by the financials.

     Following the remarkable turn of events of September, the final quarter of 2008 saw the government rushing forward with bigger and more formidable tools to try to repair the crisis. All of these seem designed to build a safety net around the financial services industry for perhaps the next three years. In the fixed income markets, several distinct trends materialized: Treasury yields plummeted and the spreads on risky assets widened but finally reached a point where investors cared, allowing them to stabilize.

     The early attempts by the government to ease the crisis were largely oriented towards providing liquidity, but as it became apparent that loss recognition was not winding down while funds available to replace capital were becoming increasingly sparse, the government was forced to ramp up its programs. As mentioned earlier, the most prominent of these was the TARP plan which started out as a simple $700 billion program to buy trouble assets, but this proved too cumbersome and difficult to operate and the program was quickly refocused to provide direct capital infusions to financial firms. This followed the lead of a number of European governments which had made similar moves to backstop their own banking system.

     TARP was only the beginning. The FDIC stepped in to provide broader deposit insurance coverage and also provided a full guarantee to debt issued by banks, enabling them to acquire funds at costs close to the government agency market. The Federal Reserve fortified the short-term Commercial Paper ("CP") market by promising to buy 90-day CP from high quality borrowers. The process of predicting the next rate move by the Federal Reserve became moot as the central bank reached a "Zero Rate Policy" by pushing its target rate to a range from zero to 25 basis points, thus synching its policy with the reality of the market which had achieved a rate near zero shortly after Lehman Brothers collapsed.

     Many financial companies furthered the intervention agenda on their own by seeking to become bank holding companies. The brokerage business model died in this rush as both Goldman Sachs and Morgan Stanley sought to be regulated by the Federal Reserve.

     With the start of 2009, the markets wasted no time shifting their focus to the incoming Obama Administration which in turn wasted no time in adding to the regime of government support. Top on their list was a stimulus package which, after going through Congressional construction, came out possessing only a modest number of truly stimulative provisions while featuring a widespread list of appropriations for many long-standing pet projects. The package made its way into law by mid-February, but estimates as to how much it would help GDP were not overly optimistic. Barclays Capital estimated that the peak add to GDP would be 2%, taking place in the 3rd quarter of this year.

     While the markets initially greeted the New Year and the prospects for the new administration favorably, the tone turned disappointing before the moving vans finished at 1600 Pennsylvania Avenue. The partisan political response to the stimulus package was only one part of the problem the new Administration faced. In

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

addition to stimulating the economy, the administration looked to fix problems within the financial system, but a vague set of ideas presented by new Treasury Secretary Geithner in early February left the markets unnerved. At the same time, the blizzard of bad economic numbers showed no signs of letting up. Employment reports for the first two months of the year showed job losses accelerating to 1.3 million individuals while the unemployment rate breached 8.0%. The housing market could not make any headway despite low interest rates as sales and prices continued to slide. Automobile sales dropped below 10 million units per year, down from a run rate of over 15 million units a year earlier. GDP for the final quarter of 2008 was estimated to be down over 6% as the loss of credit availability, declining asset prices and an uncertain employment outlook froze consumers.

     For bond market investors, the first quarter of 2009 produced somewhat mixed results that still compared extremely well when considered against the backdrop of the economy and the continued difficulties in world equity markets.

     By early March, the markets and the economy were in deep despair. The S&P 500 Index had fallen below 700, adding a loss of nearly 24% to the declines sustained in 2008. Citigroup had turned again to the government, converting the preferred equity issued under the TARP program into common equity. The threat of bank nationalizations had effectively been realized. The administration had released its budget proposal that charted dramatic increases in the role of the government and projected trillion dollar plus deficits to accomplish their ends. Treasury yields had risen from their lowest levels and threatened to move higher in the face of the building supply needed to meet the enormous deficits that were developing.

     Often the events that stabilize a bad situation or perhaps even provide a spark of recovery come from the most unforeseen venue. This may have been the case in the first quarter when Federal Reserve Chair Ben Bernanke gave an unprecedented interview on 60 Minutes. With that interview, the markets came to a better understanding that the Fed was truly supporting the banking system. More events came together which helped to spark a significant rally in equities and allowed the quarter to end on a positive note. The Term Asset-backed Lending Facility ("TALF") was put into action to unfreeze the securitization markets, a key ingredient to improving the flow of consumer credit. At the March 18 Federal Open Market Committee ("FOMC") meeting, the Federal Reserve took the unprecedented step of initiating purchases of Treasury securities along with more MBS securities with the express intention of pushing longer-term rates lower. "Quantitative Easing" as the process is called, can have detrimental effects on the value of the currency and also pave the way for inflation problems down the road, but given the global problems and bigger concerns over deflation, the step was cheered as being important in helping corporate and mortgage borrowers move forward at lower costs. The quarter ended with the announcement of the Public-Private Investment Program which is designed to help banks eliminate their toxic assets. A final step was the decision by the Financial Accounting Standards Board ("FASB") to ease so-called "Mark-to-Market" accounting rules.

     The steps taken by the government and FASB in March were effective because they attempted to attack the credit crisis in the one area where little had been done--the asset side of bank balance sheets. We have noted before that the de-leveraging process we are currently experiencing requires government intervention to break the cycle of lower prices leading to tighter credit leading to slowing economic activity and back again to further price declines, etc. The market angst in late February and early March reflected recognition that despite all the government's efforts since the crisis erupted in August 2007, nothing had been done to really step in front of this cycle and stop it. The policy initiatives brought to bear in March finally addressed the asset side of the financial service industry problems. That is where the cancerous and toxic assets reside and the place where steps needed to be taken to get these problems under control.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

     By the time we reached the final quarter of the fiscal year, systemic risk, which had reached a feverish pitch late in 2008, had been significantly reduced and some might argue eliminated. The banking system largely returned to profitable operations, and the results of the government's stress tests provided an independent evaluation that enabled investors to differentiate intelligently among financial institutions. All of these factors helped investors renew their appetites for risk, resulting in positive three-month total returns during the second quarter of 2009 for both stocks and bonds. The lone straggler among fixed income sectors was the hero of 2008's market implosions, the U.S. Treasury market.

     Indeed, "normalization" might best describe a lot of the major themes seen in the fixed income markets during the second quarter of 2009. The Treasury market may have been the worst performing sector, but this was merely a continuation of rebuilding reasonable yield levels in a world where deflation concerns have abated and fears of economic catastrophe have diminished. The 10-Year Treasury note finished the quarter with a yield of 3.53%, below its average of 4.23% since the end of the last recession in November 2001. However, this closing level was almost within a standard deviation of the average yield of the last seven-plus years and nowhere near as extreme as what we confronted at the start of 2009. In early June, the benchmark yield approached 4%, which proved to be a critical point for the economy. With the 10-Year Treasury note near 4%, 30-year fixed-rate mortgages were priced at nearly 5.5%, which translated into declining mortgage applications. With concerns over higher rates causing damage to the economy, yields began to pull back.

     Normalization was quite evident in the corporate bond market, where spreads--or marginal yields above those of U.S. Treasuries with comparable maturities--contracted dramatically during the quarter. As April got under way, intermediate-term corporate bonds offered an average spread of about 600 basis points (6.00%), according to Barclays Capital. They finished June at a spread level of 330 basis points. In terms of excess returns--returns over Treasuries with similar durations, or interest-rate sensitivities--the months of April and May were the strongest two months ever recorded by Barclays Capital. During the early part of the year, spread compression had largely been led by the industrial and utility sectors, with financial bonds left far behind. However, this changed in the second quarter as the positive response to the stress tests sparked a tremendous rally in the financial sector. By the end of June, the financial bonds in Barclays Capital's corporate universe had earned a three-month total return of 14.7%. The high-yield market booked a result of 23.1%. Spread compression totaled almost 600 basis points, helping the index to outpace the S&P 500, which returned nearly 16%. Spreads in the high-yield market remain at very high levels, above 1,000 basis points. Normally, these spreads trade in the range of 300-400 basis points, so more upside in this market seems likely.

     Under these very difficult circumstances, both Funds performed extraordinarily well adding value for shareholders over the year ended June 30, 2009.

WILMINGTON SHORT/INTERMEDIATE-TERM BOND FUND

     The Institutional Shares of the Short/Intermediate-Term Bond Fund performed well over the year ended June 30, 2009 with a total return of 8.47%. The total return exceeded the benchmark Barclays Capital U.S. Intermediate Government/Credit Index which had a total return of 5.27% over the same period. The Short/Intermediate-Term Bond Fund performed well against its Lipper Short/Intermediate Investment Grade Debt Funds universe by placing in the 3rd percentile out of 149 funds for the one-year period, in the 2nd percentile out of 136 funds for the 3-year period, in the 2nd percentile out of 128 funds for the 5-year period, and in the 5th percentile out of 70 funds for the 10-year period, based on total returns as of June 30, 2009.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

     The strong performance over the past year was a function of numerous tactical moves made during the dramatic events of the past year. As we started the fiscal year, our focus was on maintaining strong credit quality. The Fund had no exposure to Lehman Brothers when the brokerage company collapsed and its bonds became nearly worthless. The Fund's exposure to the corporate bond market was below the benchmark both in terms of average duration and involvement with the financial services sectors. The duration of the portfolio or interest rate sensitivity was held at or above its benchmark during most of the first six months of the fiscal year to take advantage of the dramatic decline in Treasury yields. As 2008 drew to a close, systemic risk was coming under control and we shifted gears to increase the Fund's exposure to the corporate bond market, and also began to trim the Fund's duration as we felt Treasury yields had reached extremely low levels. By the end of the fiscal year, our exposure to the corporate bond market represented 47.6% of the portfolio versus 36.4% of the Barclays Capital U.S. Intermediate Government/Credit Index. Our corporate bond exposure was up from 42.1% on December 31, 2008 and 28.7% on June 30, 2008. Our effective duration of 3.64 years trailed the effective duration of 3.87 years for the Barclays Capital U.S. Intermediate Government/Credit Index. Both of these tactical shifts added value during the first six months of 2009. We added selectively into the high-yield market and also increased our ownership of financial service bonds with the passing of the stress tests. Income returns for the Fund are quite good with the 30-day SEC Yield at 3.54% at June 30, 2009 versus the yield of 3.21% for the Barclays Capital U.S. Intermediate Government/Credit Index.

     The following graph and performance table compares the Short/Intermediate Fund, with that of the Barclays Capital U.S. Intermediate Government/Credit Index and the Merrill Lynch 1-10 Year U.S. Treasury Index.

                        SHORT/INTERMEDIATE-TERM BOND FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

                              (PERFORMANCE GRAPH)

                                 Barclays U.S. Inter
            Short-Intermediate    Govt Credit Index    Merrill
            ------------------   -------------------   -------
6/30/1999          10000                10000           10000
6/30/2000          10428                10422           10473
6/30/2001          11492                11574           11509
6/30/2002          12306                12520           12432
6/30/2003          13623                13875           13437
6/30/2004          13592                13867           13384
6/30/2005          14204                14529           13884
6/30/2006          14169                14503           13880
6/30/2007          14988                15339           14612
6/30/2008          15984                16470           16034
6/30/2009          17338                17338           17015

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

                       SHORT/INTERMEDIATE-TERM BOND FUND

                                               Average Annual Total Returns
                                        ------------------------------------------
                                                                         SINCE
                                        1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)
                                        ------   -------   --------   ------------
Short/Intermediate-Term Bond Fund
   -- Institutional Shares               8.47%    4.99%      5.66%          NA
   -- A Shares (with sales charge)(2)    6.13%    4.31%        NA         3.68%
   -- A Shares at NAV                    8.25%    4.74%        NA         4.05%
Barclays Capital U.S. Intermediate
   Government/Credit Index               5.27%    4.57%      5.66%        4.19%
Merrill Lynch 1-10 Year
   U.S. Treasury Index                   6.12%    4.92%      5.46%        4.42%

----------
FUND EXPENSE RATIOS(3): INSTITUTIONAL SHARES - 0.59%, A SHARES - 0.84%

THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE TEN YEAR PERIOD ENDED JUNE 30, 2009, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. RETURNS FOR THE A SHARES ARE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 2.00% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12B-1). A SHARES COMMENCED OPERATIONS ON OCTOBER 7, 2003. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) NO SINCE INCEPTION RETURN IS PROVIDED FOR SHARE CLASSES THAT HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE SINCE INCEPTION RETURNS SHOWN FOR A SHARES ARE FOR THE PERIOD OCTOBER 7, 2003 (COMMENCEMENT OF OPERATIONS) THROUGH JUNE 30, 2009. THE SINCE INCEPTION RETURNS PROVIDED FOR THE INDICES ARE FOR THE PERIOD OCTOBER 31, 2003 THROUGH JUNE 30, 2009.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 2.00% MAXIMUM FRONT-END SALES CHARGE.

(3) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2008 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

WILMINGTON BROAD MARKET BOND FUND

     The Institutional Shares of the Broad Market Bond Fund performed well over the year ended June 30, 2009 with a total return of 7.56%. The total return exceeded the return for the benchmark Barclays Capital U.S. Government/Credit Index which had a total return of 5.26% over the same period. The Broad Market Bond Fund performed well against its Lipper Intermediate Investment Grade Debt Funds universe by placing in the 11th percentile out of 561 funds for the one-year period, in the 12th percentile out of 457 funds for the 3-year period, in the 12th percentile out of 393 funds for the 5-year period, and in the 14th percentile out of 209 funds for the 10-year period, based on total returns as of June 30, 2009.

     The strong performance over the past year was a function of numerous tactical moves made during the dramatic events of the past year. As we started the fiscal year, our focus was on maintaining strong credit quality. The Fund had no exposure to Lehman Brothers when the brokerage company collapsed and its bonds became nearly worthless. The Fund's exposure to the corporate bond market was below the benchmark both in terms of average duration and involvement with the financial services sectors. The duration of the portfolio or interest rate sensitivity was held at or above its benchmark during most of the first six months of the fiscal year to take advantage of the dramatic decline in Treasury yields. As 2008 drew to a close, systemic risk was coming under control and we shifted gears to increase the Fund's exposure to the corporate bond market, and also began to trim the Fund's duration as we felt Treasury yields had reached extremely low levels. By the end of the fiscal year, our exposure to the corporate bond market represented 60.8% of the portfolio versus 39.3% for the Barclays Capital U.S. Government/Credit Index. Our corporate bond exposure was up from 44.7% on December 31, 2008 and 41.7% on June 30, 2008. Our effective duration of 5.22 years almost matched the effective duration of 5.21 years for the Barclays Capital U.S. Government/Credit Index. Both of these tactical shifts added value during the first six months of 2009. We added selectively into the high yield market and also increased our ownership of financial service bonds with the passing of the stress tests. Income returns for the Fund are quite strong with the 30-day SEC Yield at 4.29% at June 30, 2009 versus a yield of 3.63% for the Barclays Capital U.S. Government/Credit Index.

     The following graph and performance table compares the performance of the Broad Market Fund with that of the Barclays Capital U.S. Government/Credit Index and the Merrill Lynch U.S. Treasury Master Index.

                             BROAD MARKET BOND FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

                              (PERFORMANCE GRAPH)

            Broad market   Barclays   Merrill Lynch
            ------------   --------   -------------
6/30/1999       10000        10000        10000
6/30/2000       10472        10430        10536
6/30/2001       11530        11593        11565
6/30/2002       12341        12549        12537
6/30/2003       13917        14198        13996
6/30/2004       13760        14097        13788
6/30/2005       14696        15121        14749
6/30/2006       14512        14891        14519
6/30/2007       15451        15786        15312
6/30/2008       16382        16928        16897
6/30/2009       17620        17818        17997

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

BROAD MARKET BOND FUND

                                               Average Annual Total Returns
                                        ------------------------------------------
                                                                         SINCE
                                        1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)
                                        ------   -------   --------   ------------
Broad Market Bond Fund
   -- Institutional Shares               7.56%    5.07%      5.83%          NA
   -- A Shares (with sales charge)(2)    5.16%      NA         NA         4.68%
   -- A Shares at NAV                    7.34%      NA         NA         5.28%
Barclays Capital U.S.
   Government/Credit Index               5.26%    4.80%      5.95%        4.42%
Merrill Lynch U.S.
   Treasury Master Index                 6.51%    5.47%      6.05%        4.97%

----------
FUND EXPENSE RATIOS(3): INSTITUTIONAL SHARES - 0.71%, A SHARES - 0.96%

THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE TEN YEAR PERIOD ENDED JUNE 30, 2009, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. RETURNS FOR THE A SHARES ARE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 2.00% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12B-1). A SHARES COMMENCED OPERATIONS ON DECEMBER 20, 2005. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) NO SINCE INCEPTION RETURN IS PROVIDED FOR SHARE CLASSES THAT HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE RETURNS SHOWN FOR THE A SHARES ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS) THROUGH JUNE 30, 2009. THE SINCE INCEPTION RETURNS PROVIDED FOR THE INDICES ARE FOR THE PERIOD DECEMBER 31, 2005 THROUGH JUNE 30, 2009.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 2.00% MAXIMUM FRONT-END SALES CHARGE.

(3) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2008 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

WILMINGTON MUNICIPAL BOND FUND

     The Wilmington Municipal Bond Fund (the "Fund") is an intermediate, high quality Fund designed to produce a high level of income that is exempt from Federal income taxes while seeking preservation of capital. The basic investment strategy is to identify and purchase the undervalued sectors of the municipal market. The Fund will normally be fully invested with an average maturity in the 5 to 10 year range.

     During the last six months of 2008, the municipal market experienced a great deal of volatility as the credit crisis, the elimination of bond insurance as a meaningful force in bond market, and the market view of the duration and severity of the recession was subject to constant and radical revisions.

                      MMD AAA-RATED MUNICIPAL YIELD CURVE

                              (PERFORMANCE GRAPH)

7/1/2008   6/30/2009
--------   ---------
   1.7        0.57
  2.59        0.94
  2.95        1.23
  3.16        1.67
  3.28        2.07
   3.4        2.34
  3.51         2.6
  3.62        2.86
  3.73        3.06
  3.84        3.23
  3.94        3.41
  4.04        3.53
  4.11        3.64
  4.17        3.74
  4.22        3.83
  4.28        3.91
  4.33        3.99
  4.38        4.08
  4.43        4.17
  4.48        4.26

     Price deterioration during the last half of 2008 was a major theme and stemmed from a complete collapse in participation from the traditional institutional players. Large institutional municipal market participants typically absorb about half of the demand within the municipal market. This segment, which includes broker/dealers, proprietary desks, hedge funds, banks and insurance companies, did not want to commit capital or simply had no capital to support the municipal market to the extent they could have in the past. Due to the impaired balance sheets of the major Wall Street firms, bid/ask spreads widened, and in many cases, there were simply no bids being made on weaker bonds offered for sale. In the past, dealers have always acted as shock absorbers that have insulated the market from big price movements. They purchased bonds in the secondary and would inventory them until retail investors were found. Without institutional participation, the municipal market experienced outsized movements up and down in yields/prices.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

     Without these participants, retail buyers effectively became the market maker for municipals and they were not equipped to evaluate credits. Thus, retail concentrated its buying on very high quality plain vanilla bonds maturing within ten years. Anything other than that type of bond structure suffered severely in comparison during the period. As the Fund was forced to sell over 15% of its positions to cover large redemptions during the last two months 2008, its performance was significantly impacted as illiquid and volatile markets meant the trade execution was well below the mark-to-market pricing used to evaluate bonds for the indices. The difference in returns in the Barclays Capital U.S. Short/Intermediate Municipal Index and the Lipper Fund peer group bear out this difference. The Barclays Capital U.S. Short/Intermediate Municipal Index is a 1 to 10 year index heavily weighted in pre-refunded bonds. Hence, there was an enormous difference in returns for the period for the Lipper peer group with its longer duration and lower quality, the index, and the Fund.

     The picture changed completely during the first half of 2009 as municipals followed the general trend of the normalization of the fixed income market, albeit with a few unique twists. First, although credit spreads contracted within the investment grade universe, it was not as dramatic as in the taxable bond market. The second twist was the introduction of "Build America Bonds" - taxable municipals which provide a 35% federal subsidy to the issuer. These taxable municipals allowed the municipal market to tap a new pool of investors such as pension funds and corporate buyers and contributed to the reduction of supply of traditional tax-exempt municipals. Also helping to reduce supply were large cash payments made directly to the states via the 2009 federal stimulus package. These payments helped close state budget shortfalls, thus reducing bond issuance needs. The third twist was the strong re-entry of the municipal mutual bond funds as net buyers of bonds. As AAA-rated yields dropped during the first six months of 2009, retail investors switched from direct bond purchases to buying mutual funds. Mutual funds, with their credit research capabilities, were strong buyers of the neglected sectors of the market, such as hospitals and A-rated paper, and this helped reinforce the credit spread compression experienced during the quarter.

     The final twist during the first half of 2009 was the California budget impasse. With entrenched California politics prohibiting a budget compromise before the fiscal year end of June 30, municipal investors had the spectacle of a state with nearly $100 billion in tax revenues having to issue IOUs to various state agencies and state contractors. This story has been an inhibiter of more meaningful spread compression as it has raised credit concerns from high net-worth investors for not only California, but the entire municipal market.


     On June 30, 2009, the Fund had an average effective maturity of 5.87 years, a duration of 5.91 years, and an average coupon of 4.76%, versus the benchmark Barclays Capital U.S. Short/Intermediate Municipal Index, which had an average effective maturity of 4.14 years, a duration of 3.97 years and an average coupon of 5.05%.

     Performance for the Institutional Shares of the Fund for the annual period ending June 30, 2009 was 3.27%, versus 3.12% for the Lipper Intermediate Municipal Debt Funds peer group and 6.47% for the Barclays Capital U.S. Short/Intermediate Municipal Index. The Fund performed well against its Lipper Intermediate Municipal Debt Funds universe by placing in the 56th percentile out of 159 funds for the one-year period, in the 36th percentile out of 144 funds for the 3-year period, in the 40th percentile out of 127 funds for the 5-year period, and in the 60th percentile out of 75 funds for the 10-year period, based on total returns as of June 30, 2009.

     The following graph and performance table compares the Municipal Bond Fund with that of the Barclays Capital U.S. Short/Intermediate Municipal Index.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

                               MUNICIPAL BOND FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

                              (PERFORMANCE GRAPH)

                           Barclays U.S.
            Municipal   Short/Intermediate
            Bond Fund     Municipal Index
            ---------   ------------------
6/30/1999     10000            10000
6/30/2000     10340            10391
6/30/2001     11161            11257
6/30/2002     11822            11996
6/30/2003     12620            12820
6/30/2004     12540            12886
6/30/2005     13111            13472
6/30/2006     13170            13543
6/30/2007     13717            14090
6/30/2008     14278            14859
6/30/2009     14745            15820

                               MUNICIPAL BOND FUND

                                               Average Annual Total Returns
                                        ------------------------------------------
                                                                          SINCE
                                        1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)
                                        ------   -------   --------   ------------
Municipal Bond Fund
   -- Institutional Shares               3.27%    3.29%      3.96%           NA
   -- A Shares (with sales charge)(2)    0.98%      NA         NA          2.56%
   -- A Shares at NAV                    3.04%      NA         NA          3.14%
Barclays Capital U.S.
   Short/Intermediate
   Municipal Index                       6.47%    4.19%      4.69%        4.62%

----------
FUND EXPENSE RATIOS(3): INSTITUTIONAL SHARES - 0.61%, A SHARES - 0.86%

THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE TEN YEAR PERIOD ENDED JUNE 30, 2009, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. RETURNS FOR THE A SHARES ARE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 2.00% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12B-1). A SHARES COMMENCED OPERATIONS ON DECEMBER 20, 2005. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) NO SINCE INCEPTION RETURN IS PROVIDED FOR SHARE CLASSES THAT HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE RETURNS SHOWN FOR A SHARES ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS) THROUGH JUNE 30, 2009. THE SINCE INCEPTION RETURNS PROVIDED FOR THE INDEX ARE FOR THE PERIOD DECEMBER 31, 2005 THROUGH JUNE 30, 2009.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 2.00% MAXIMUM FRONT-END SALES CHARGE.

(3) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2008 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT.

     We invite your comments and questions and thank you for your investment in the Wilmington Fixed Income Funds. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                        Sincerely,


                                        /s/ John J. Kelley
                                        ----------------------------
                                        John J. Kelley
                                        President

July 24, 2009

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEBSITE AT www.wilmingtonfunds.com. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR. KELLEY'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY, WERE CURRENT AS OF THE DATE OF THIS LETTER, AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   EXPENSE DISCLOSURE

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

     - ACTUAL FUND RETURN AND EXPENSES. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     - HYPOTHETICAL 5% RETURN AND EXPENSES. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   EXPENSE DISCLOSURE -- CONTINUED

FOR THE PERIOD JANUARY 1, 2009 TO JUNE 30, 2009

EXPENSE TABLES

                                              BEGINNING     ENDING                 EXPENSES
                                               ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                                VALUE       VALUE       EXPENSE     DURING
                                               1/1/09      6/30/09       RATIO      PERIOD*
                                              ---------   ---------   ----------   --------
SHORT/INTERMEDIATE-TERM BOND FUND
-- INSTITUTIONAL SHARES
Actual Fund Return ........................   $1,000.00   $1,027.20      0.62%      $3.12
Hypothetical 5% Return Before Expenses ....    1,000.00    1,021.68      0.62        3.11
SHORT/INTERMEDIATE-TERM BOND FUND
-- A SHARES
Actual Fund Return ........................   $1,000.00   $1,026.00      0.87%      $4.37
Hypothetical 5% Return Before Expenses ....    1,000.00    1,020.42      0.87        4.37
BROAD MARKET BOND FUND
-- INSTITUTIONAL SHARES
Actual Fund Return ........................   $1,000.00   $1,015.80      0.75%      $3.75
Hypothetical 5% Return Before Expenses ....    1,000.00    1,021.02      0.75        3.77
BROAD MARKET BOND FUND
-- A SHARES
Actual Fund Return ........................   $1,000.00   $1,015.10      1.00%      $5.00
Hypothetical 5% Return Before Expenses ....    1,000.00    1,019.77      1.00        5.02
MUNICIPAL BOND FUND
-- INSTITUTIONAL SHARES
Actual Fund Return ........................   $1,000.00   $1,067.70      0.64%      $3.28
Hypothetical 5% Return Before Expenses ....    1,000.00    1,021.58      0.64        3.21
MUNICIPAL BOND FUND
-- A SHARES
Actual Fund Return ........................   $1,000.00   $1,066.30      0.89%      $4.56
Hypothetical 5% Return Before Expenses ....    1,000.00    1,020.33      0.89        4.47

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   DISCLOSURE OF PORTFOLIO HOLDINGS

PORTFOLIO HOLDINGS

JUNE 30, 2009

The following tables present a summary of the portfolio holdings of each of the Wilmington Fixed Income Funds as a percentage of their total investments, excluding short-term investments held as collateral for loaned securities.

SHORT/INTERMEDIATE-TERM BOND FUND

                                     Sector

Corporate Bonds ............................................     47.6%
U.S. Agency Obligations ....................................     30.8%
U.S. Treasury Obligations ..................................     10.0%
Mortgage-Backed Securities .................................      5.6%
Municipal Bonds ............................................      0.5%
Short-Term Investments .....................................      5.5%
                                                                -----
                                                                100.0%
                                                                =====

                                   Quality(1)

Treasury ...................................................     10.0%
Agency .....................................................     30.8%
AAA ........................................................     11.9%
AA .........................................................      4.6%
A ..........................................................     20.2%
BBB ........................................................     20.1%
Other ......................................................      2.4%
                                                                -----
                                                                100.0%
                                                                =====

BROAD MARKET BOND FUND

                                     Sector

Corporate Bonds ............................................     60.8%
U.S. Agency Obligations ....................................     17.0%
U.S. Treasury Obligations ..................................     13.5%
Mortgage-Backed Securities .................................      6.3%
Municipal Bonds ............................................      1.1%
Preferred Stock ............................................      0.4%
Short-Term Investments .....................................      0.9%
                                                                -----
                                                                100.0%
                                                                =====

                                   Quality(1)

Treasury ...................................................     13.5%
Agency .....................................................     17.0%
AAA ........................................................      9.2%
AA .........................................................      4.9%
A ..........................................................     23.0%
BBB ........................................................     30.0%
Other ......................................................      2.4%
                                                                -----
                                                                100.0%
                                                                =====

(1)  Ratings shown are unaudited.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   DISCLOSURE OF PORTFOLIO HOLDINGS -- CONTINUED

MUNICIPAL BOND FUND

                      States

Municipal Bonds
   New York ................................................     11.3%
   Texas ...................................................     10.8%
   California ..............................................      9.3%
   Alabama .................................................      9.2%
   Washington ..............................................      6.7%
   Pennsylvania ............................................      6.4%
   Colorado ................................................      4.7%
   Massachusetts ...........................................      4.7%
   Florida .................................................      4.2%
   New Jersey ..............................................      3.6%
   Other ...................................................     27.2%
Short-Term Investments .....................................      1.9%
                                                                -----
                                                                100.0%
                                                                =====

                             Quality(1)

AAA ........................................................     17.5%
AA .........................................................     22.2%
A ..........................................................     41.1%
BBB ........................................................     18.2%
Other ......................................................      1.0%
                                                                -----
                                                                100.0%
                                                                =====

(1)  Ratings shown are unaudited.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
   INVESTMENTS / JUNE 30, 2009

   (Showing Percentage of Net Assets)

                                                                                   MOODY'S/S&P      PRINCIPAL          VALUE
                                                                                     RATINGS+         AMOUNT         (NOTE 2)
                                                                                  -------------   -------------   ---------------
CORPORATE BONDS -- 47.2%
   CONSUMER DISCRETIONARY -- 5.0%
      Anheuser-Busch InBev Worldwide, Inc. 144A,
         7.75%, 01/15/19@ .....................................................     Baa2, BBB+    $   2,000,000   $     2,187,312
      Comcast Cable Communications Holdings, Inc.,
         8.38%, 03/15/13 ......................................................     Baa1, BBB+        1,765,000         2,012,100
      Comcast Corp., 5.70%, 07/01/19 ..........................................     Baa1, BBB+        1,100,000         1,090,015
      Royal Caribbean Cruises Ltd.,
         7.00%, 06/15/13 ......................................................      Ba3, BB-         1,200,000         1,048,500
      Time Warner, Inc., 5.50%, 11/15/11 ......................................      Baa2, BBB        1,250,000         1,290,849
                                                                                                                  ---------------
                                                                                                                        7,628,776
                                                                                                                  ---------------
   CONSUMER STAPLES -- 0.5%
      Kraft Foods, Inc., 6.13%, 02/01/18 ......................................     Baa2, BBB+          800,000           827,138
                                                                                                                  ---------------
                                                                                                                          827,138
                                                                                                                  ---------------
   ENERGY -- 4.3%
      Chesapeake Energy Corp.,
         9.50%, 02/15/15 ......................................................       Ba3, BB           625,000           629,688
      ConocoPhillips, 9.38%, 02/15/11 .........................................        A1, A            750,000           828,574
      Kinder Morgan Energy Partners LP,
         7.13%, 03/15/12 ......................................................      Baa2, BBB        1,150,000         1,229,694
      Sunoco, Inc., 9.63%, 04/15/15 ...........................................      Baa2, BBB        1,200,000         1,348,856
      Transocean, Inc., 5.25%, 03/15/13 .......................................     Baa2, BBB+          750,000           777,715
      Valero Energy Corp., 4.75%, 04/01/14 ....................................      Baa2, BBB        1,845,000         1,784,866
                                                                                                                  ---------------
                                                                                                                        6,599,393
                                                                                                                  ---------------
   FINANCIALS -- 16.4%
      Bank of America Corp., 7.63%, 06/01/19 ..................................        A2, A            750,000           753,346
      Bank of New York Mellon Corp. (The),
         4.95%, 11/01/12 ......................................................      Aa2, AA-         1,900,000         2,009,047
      Bank One Corp., 8.00%, 04/29/27 .........................................       Aa3, A+           265,000           285,771
      Bear Stearns Cos. LLC (The), 4.55%, 06/23/10 ............................       Aa2, A+         1,825,000         1,862,526
      BP Capital Markets PLC, 5.25%, 11/07/13 .................................       Aa1, AA         1,300,000         1,395,304
      Capital One Financial Corp., 0.93%, 09/10/09++ ..........................       A3, BBB           800,000           797,082
      Caterpillar Financial Services Corp.,
         5.75%, 02/15/12(1) ...................................................        A2, A          1,750,000         1,832,656
      CIT Group, Inc., 7.63%, 11/30/12 ........................................      Ba2, BB-           950,000           650,509
      Devon Financing Corp., 6.88%, 09/30/11 ..................................     Baa1, BBB+        1,465,000         1,591,123
      FIA Card Services, NA, 4.63%, 08/03/09 ..................................       Aaa, A+         1,465,000         1,467,779
      Ford Motor Credit Co., LLC, 7.88%, 06/15/10 .............................      B1, CCC+         1,350,000         1,282,318
      General Electric Capital Corp., 4.88%, 10/21/10 .........................      Aaa, AA+           875,000           899,447
      Goldman Sachs Croup, Inc. (The),
         7.50%, 02/15/19 ......................................................        A1, A          1,500,000         1,606,158
      John Deere Capital Corp., 4.90%, 09/09/13 ...............................        A2, A            900,000           932,155
      JPMorgan Chase & Co., 4.65%, 06/01/14 ...................................       Aa3, A+         1,250,000         1,246,702
      MetLife, Inc., 5.00%, 06/15/15 ..........................................      Baa1, A-           730,000           695,513

     The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
   INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                                   MOODY'S/S&P      PRINCIPAL          VALUE
                                                                                     RATINGS+         AMOUNT         (NOTE 2)
                                                                                  -------------   -------------   ---------------
CORPORATE BONDS -- (CONTINUED)
   FINANCIALS -- (CONTINUED)
      Morgan Stanley, 4.75%, 04/01/14 .........................................        A3, A      $   1,750,000   $     1,653,032
      SLM Corp., 4.50%, 07/26/10 ..............................................      Ba1, BBB-          900,000           850,500
      Swiss Bank Corp., 7.38%, 06/15/17 .......................................       Aa2, A+           700,000           649,813
      Textron Financial Corp., 5.13%, 02/03/11 ................................     Baa3, BBB-        1,550,000         1,422,543
      Wachovia Corp., 7.57%, 08/01/26++ .......................................       A1, A+            175,000           176,438
      Wells Fargo & Co., 5.13%, 09/01/12 ......................................       A1, AA-           348,000           356,972
      Wells Fargo Financial, Inc., 5.50%, 08/01/12 ............................      Aa1, AA-           615,000           639,385
                                                                                                                  ---------------
                                                                                                                       25,056,119
                                                                                                                  ---------------
   HEALTH CARE -- 2.2%
      Merck & Co., Inc., 4.38%, 02/15/13 ......................................      Aa3, AA-           700,000           725,476
      Pfizer, Inc., 5.35%, 03/15/15 ...........................................      Aa2, AAA         1,100,000         1,182,060
      Schering-Plough Corp., 5.55%, 12/01/13 ..................................      Baa1, A-           875,000           939,885
      United Health Group, Inc., 6.00%, 06/15/17 ..............................      Baa1, A-           500,000           482,017
                                                                                                                  ---------------
                                                                                                                        3,329,438
                                                                                                                  ---------------
   INDUSTRIALS -- 7.2%
      Allied Waste North America, Inc., 6.38%, 04/15/11 .......................      Baa3, BBB          500,000           508,750
      Allied Waste North America, Inc., 6.88%, 06/01/17 .......................       B1, BBB           600,000           594,000
      CSX Corp., 7.90%, 05/01/17 ..............................................     Baa3, BBB-          685,000           757,443
      General Electric Co., 5.00%, 02/01/13 ...................................      Aaa, AA+           875,000           910,451
      Honeywell International, Inc., 5.00%, 02/15/19 ..........................        A2, A          1,000,000         1,021,384
      Ingersoll-Rand Co., 6.02%, 02/15/28 .....................................     Baa1, BBB+        2,015,000         2,042,146
      International Lease Finance Corp., 5.13%, 11/01/10 ......................      A1, BBB+           660,000           589,543
      The Boeing Co., 5.00%, 03/15/14 .........................................       A2, A+          1,250,000         1,316,030
      Time Warner Entertainment Co., LP,
         8.88%, 10/01/12 ......................................................      Baa2, BBB        1,185,000         1,272,596
      Time Warner Entertainment Co., LP,
         8.38%, 03/15/23 ......................................................      Baa2, BBB          175,000           192,960
      Tyco Electronics Group SA, 6.00%, 10/01/12 ..............................     Baa2, BBB-        1,150,000         1,129,328
      United Technologies Corp., 6.35%, 03/01/11 ..............................        A2, A            700,000           749,312
                                                                                                                  ---------------
                                                                                                                       11,083,943
                                                                                                                  ---------------
   INFORMATION TECHNOLOGY -- 1.2%
      Cisco Systems, Inc., 5.50%, 02/22/16 ....................................       A1, A+            800,000           847,513
      International Business Machines Corp.,
         4.75%, 11/29/12 ......................................................       A1, A+            875,000           938,225
                                                                                                                  ---------------
                                                                                                                        1,785,738
                                                                                                                  ---------------
   MATERIALS -- 1.6%
      Alcoa, Inc., 5.72%, 02/23/19 ............................................     Baa3, BBB-        1,100,000           872,508
      EI Du Pont de Nemours & Co., 5.00%, 07/15/13 ............................        A2, A          1,000,000         1,051,630
      Weyerhaeuser Co., 6.75%, 03/15/12 .......................................      Ba1, BBB-          625,000           625,225
                                                                                                                  ---------------
                                                                                                                        2,549,363
                                                                                                                  ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
   INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                                   MOODY'S/S&P      PRINCIPAL          VALUE
                                                                                     RATINGS+         AMOUNT         (NOTE 2)
                                                                                  -------------   -------------   ---------------

CORPORATE BONDS -- (CONTINUED)
   TELECOMMUNICATION SERVICES -- 3.1%
      AT&T, Inc., 5.10%, 09/15/14 .............................................        A2, A      $     875,000   $       908,940
      Embarq Corp., 6.74%, 06/01/13 ...........................................     Baa3, BBB-        1,150,000         1,160,857
      Verizon Global Funding Corp.,
         7.25%, 12/01/10 ......................................................        A3, A          1,750,000         1,863,298
      Verizon Wireless Capital LLC 144A,
         5.25%, 02/01/12@ .....................................................        A3, A            750,000           790,996
                                                                                                                  ---------------
                                                                                                                        4,724,091
                                                                                                                  ---------------
   UTILITIES -- 5.7%
      Alabama Power Co., 5.20%, 01/15/16 ......................................        A3, A            850,000           877,441
      CMS Energy Corp., 6.55%, 07/17/17 .......................................      Ba1, BBB-          625,000           562,762
      Detroit Edison Co. (The), 5.60%, 06/15/18 ...............................       A3, A-            950,000           975,430
      Florida Power & Light Co., 5.55%, 11/01/17 ..............................       Aa3, A            500,000           531,746
      Florida Power Corp., 6.65%, 07/15/11 ....................................      A3, BBB+         1,500,000         1,619,964
      Oklahoma Gas & Electric Co., 6.65%, 07/15/27 ............................      A2, BBB+           440,000           455,816
      Pacific Gas & Electric Co., 4.20%, 03/01/11 .............................     Baa1, BBB+          875,000           902,927
      PECO Energy Corp., 4.75%, 10/01/12 ......................................       A2, A-          2,000,000         2,078,372
      Southern California Edison Corp., 5.00%, 01/15/16 .......................        A2, A            654,000           669,667
                                                                                                                  ---------------
                                                                                                                        8,674,125
                                                                                                                  ---------------
      Total Corporate Bonds (Cost $71,041,305) ................................                                        72,258,124
                                                                                                                  ---------------
MUNICIPAL BONDS -- 0.5%
   CALIFORNIA -- 0.5%
      California State G.O. Unltd. Bonds,
         7.50%, 04/01/34 ......................................................        A2, A            750,000           685,778
                                                                                                                  ---------------
      TOTAL MUNICIPAL BONDS (COST $793,775) ...................................                                           685,778
                                                                                                                  ---------------
MORTGAGE-BACKED SECURITIES -- 5.5%
      Federal Home Loan Mortgage Corporation Notes, 2751 VT,
         6.00%, 02/15/34 ......................................................                           7,633             7,678
      Federal Home Loan Mortgage Corporation Notes, 3159 PB,
         6.00%, 01/15/29 ......................................................                       1,100,000         1,134,213
      Federal Home Loan Mortgage Corporation Notes, Pool B19228,
         4.50%, 04/01/20 ......................................................                         360,187           371,090
      Federal Home Loan Mortgage Corporation Notes, Pool E00530,
         6.00%, 01/01/13 ......................................................                          29,325            30,801
      Federal Home Loan Mortgage Corporation Notes, Pool G01625,
         5.00%, 11/01/33 ......................................................                         426,013           435,648
      Federal Home Loan Mortgage Corporation Notes, Pool G02390,
         6.00%, 09/01/36 ......................................................                         372,688           389,699

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
   INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                                                    PRINCIPAL          VALUE
                                                                                                      AMOUNT         (NOTE 2)
                                                                                                  -------------   ---------------
MORTGAGE-BACKED SECURITIES -- (CONTINUED)
      Federal Home Loan Mortgage Corporation Notes, Pool G08097,
         6.50%, 11/01/35 ......................................................................   $     213,414   $       227,257
      Federal Home Loan Mortgage Corporation Notes, Pool G08193,
         6.00%, 04/01/37 ......................................................................         646,382           675,381
      Federal Home Loan Mortgage Corporation Notes, Pool M80842,
         3.50%, 08/01/10 ......................................................................       1,279,186         1,293,383
      Federal National Mortgage Association Notes, 2005-29 WC,
         4.75%, 04/25/35 ......................................................................         308,072           320,896
      Federal National Mortgage Association Notes, 2005-97 LB,
         5.00%, 11/25/35 ......................................................................         879,106           882,931
      Federal National Mortgage Association Notes, Pool 254833,
         4.50%, 08/01/18 ......................................................................         153,479           159,228
      Federal National Mortgage Association Notes, Pool 256639,
         5.00%, 02/01/27 ......................................................................         649,190           665,893
      Federal National Mortgage Association Notes, Pool 256752,
         6.00%, 06/01/27 ......................................................................         359,760           377,960
      Federal National Mortgage Association Notes, Pool 257007,
         6.00%, 12/01/27 ......................................................................         733,093           770,181
      Federal National Mortgage Association Notes, Pool 612514,
         3.97%, 05/01/33+++ ...................................................................         162,732           167,356
      Federal National Mortgage Association Notes, Pool 629603,
         5.50%, 02/01/17 ......................................................................         151,988           160,385
      Federal National Mortgage Association Notes, Pool 688996,
         8.00%, 11/01/24 ......................................................................          54,748            59,650
      Federal National Mortgage Association Notes, Pool 745412,
         5.50%, 12/01/35 ......................................................................         316,300           326,923
                                                                                                                  ---------------
      TOTAL MORTGAGE-BACKED SECURITIES (COST $8,152,327) ......................................                         8,456,553
                                                                                                                  ---------------
U.S. AGENCY OBLIGATIONS -- 30.6%
   FEDERAL HOME LOAN BANK NOTES -- 8.4%
      Federal Home Loan Bank Notes, 4.38%, 03/17/10 ...........................................       1,225,000         1,259,173
      Federal Home Loan Bank Notes, 4.88%, 11/18/11 ...........................................       5,195,000         5,604,891
      Federal Home Loan Bank Notes, 4.50%, 09/16/13 ...........................................       1,200,000         1,286,059
      Federal Home Loan Bank Notes, 5.50%, 08/13/14 ...........................................       2,000,000         2,232,812
      Federal Home Loan Bank Notes, 4.88%, 05/17/17 ...........................................       2,250,000         2,415,919
                                                                                                                  ---------------
                                                                                                                       12,798,854
                                                                                                                  ---------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 8.4%
      Federal Home Loan Mortgage Corporation Notes, 6.88%, 09/15/10 ...........................       3,300,000         3,531,518
      Federal Home Loan Mortgage Corporation Notes, 5.50%, 09/15/11 ...........................         615,000           670,066
      Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/15 ...........................       1,315,000         1,403,293
      Federal Home Loan Mortgage Corporation Notes, 5.25%, 04/18/16 ...........................       6,500,000         7,195,598
                                                                                                                  ---------------
                                                                                                                       12,800,475
                                                                                                                  ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
   INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                                                    PRINCIPAL          VALUE
                                                                                                      AMOUNT         (NOTE 2)
                                                                                                  -------------   ---------------
U.S. AGENCY OBLIGATIONS -- (CONTINUED)
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 13.8%
      Federal National Mortgage Association Notes, 4.75%, 03/12/10 ............................   $   1,795,000   $     1,851,259
      Federal National Mortgage Association Notes, 6.63%, 11/15/10 ............................       3,300,000         3,561,931
      Federal National Mortgage Association Notes, 5.50%, 03/15/11 ............................       2,405,000         2,585,204
      Federal National Mortgage Association Notes, 5.00%, 10/15/11 ............................       1,250,000         1,351,069
      Federal National Mortgage Association Notes, 4.13%, 04/15/14 ............................       4,985,000         5,279,354
      Federal National Mortgage Association Notes, 5.00%, 02/13/17 ............................       2,500,000         2,727,778
      Federal National Mortgage Association Notes, 5.00%, 05/11/17 ............................       3,500,000         3,800,765
                                                                                                                  ---------------
                                                                                                                       21,157,360
                                                                                                                  ---------------
      TOTAL U.S. AGENCY OBLIGATIONS (COST $43,448,618) ........................................                        46,756,689
                                                                                                                  ---------------
U.S. TREASURY NOTES -- 9.9%
      U.S. Treasury Notes, 4.25%, 10/15/10(1) .................................................         350,000           366,228
      U.S. Treasury Notes, 5.00%, 08/15/11 ....................................................         180,000           194,681
      U.S. Treasury Notes, 4.25%, 11/15/14(1) .................................................       1,300,000         1,399,938
      U.S. Treasury Notes, 4.13%, 05/15/15 ....................................................       4,420,000         4,714,204
      U.S. Treasury Notes, 4.50%, 02/15/16 ....................................................       2,000,000         2,168,906
      U.S. Treasury Notes, 2.63%, 04/30/16(1) .................................................       6,000,000         5,801,250
      U.S. Treasury Notes, 4.75%, 08/15/17 ....................................................         500,000           548,125
                                                                                                                  ---------------
      TOTAL U.S. TREASURY NOTES (COST $14,732,400) ............................................                        15,193,332
                                                                                                                  ---------------

                                                                                                      SHARES
                                                                                                  -------------
SHORT-TERM INVESTMENTS -- 5.5%
      BlackRock Liquidity Funds TempCash Portfolio - Institutional Series .....................       4,230,379         4,230,379
      BlackRock Liquidity Funds TempFund Portfolio - Institutional Series .....................       4,230,378         4,230,378
                                                                                                                  ---------------
      TOTAL SHORT-TERM INVESTMENTS (COST $8,460,757) ..........................................                         8,460,757
                                                                                                                  ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
   INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                                                     SHARES/
                                                                                                    PRINCIPAL         VALUE
                                                                                                      AMOUNT         (NOTE 2)
                                                                                                  -------------   ---------------
SHORT-TERM INVESTMENTS HELD AS
   COLLATERAL FOR LOANED SECURITIES -- 4.9%
   Branch Banking and Trust Co. Time Deposit ..................................................   $     521,390   $       521,390
   Institutional Money Market Trust ...........................................................       6,994,900         6,994,900
                                                                                                                  ---------------
   TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
   (Cost $7,516,290)(4) .......................................................................                         7,516,290
                                                                                                                  ---------------
TOTAL INVESTMENTS -- 104.1% (COST $154,145,472)(2)(3) .........................................                       159,327,523
LIABILITIES IN EXCESS OF OTHER ASSETS, NET -- (4.1)% ..........................................                        (6,049,806)
                                                                                                                  ---------------
NET ASSETS -- 100.0% ..........................................................................                   $   153,277,717
                                                                                                                  ===============

----------
+    The ratings shown are unaudited.

++ Denotes a Variable or Floating or Step Rate Note. Variable or Floating or Step Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2009.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors." Unless otherwise indicated, security is considered liquid.

(1)  Security partially or fully on loan.

(2) At June 30, 2009, the market value of securities on loan for the Short/Intermediate Bond Fund was $7,391,160.

(3) The cost for Federal income tax purposes is $154,145,472. At June 30, 2009, net unrealized appreciation was $5,182,051. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $6,660,646 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,478,595.

(4)  See Note 5 in Notes to Financial Statements.

PLC  - Public Limited Company
G.O. - General Obligation

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
   INVESTMENTS / JUNE 30, 2009
   (Showing Percentage of Net Assets)

                                                                                   MOODY'S/S&P      PRINCIPAL          VALUE
                                                                                     RATINGS+         AMOUNT         (NOTE 2)
                                                                                  -------------   -------------   ---------------
CORPORATE BONDS -- 60.3%
   CONSUMER DISCRETIONARY -- 5.5%
      Anheuser-Busch InBev Worldwide, Inc. 144A,
         7.75%, 01/15/19@ .....................................................     Baa2, BBB+    $     650,000   $       710,876
      Anheuser-Busch InBev Worldwide, Inc. 144A,
         8.20%, 01/15/39@ .....................................................     Baa2, BBB+          500,000           556,837
      Comcast Cable Communications Holdings, Inc.,
         8.38%, 03/15/13 ......................................................     Baa1, BBB+          896,000         1,021,440
      Comcast Corp., 5.70%, 07/01/19 ..........................................     Baa1, BBB+          400,000           396,369
      Royal Caribbean Cruises Ltd., 7.00%, 06/15/13 ...........................      Ba3, BB-           300,000           262,125
      Time Warner, Inc., 5.50%, 11/15/11 ......................................     Baa2, BBB           600,000           619,607
                                                                                                                  ---------------
                                                                                                                        3,567,254
                                                                                                                  ---------------
   CONSUMER STAPLES -- 1.9%
      General Mills, Inc., 5.65%, 02/15/19 ....................................     Baa1, BBB+          500,000           522,582
      Kraft Foods, Inc., 5.25%, 10/01/13 ......................................     Baa2, BBB+          400,000           413,607
      Kraft Foods, Inc., 6.13%, 02/01/18 ......................................     Baa2, BBB+          300,000           310,177
                                                                                                                  ---------------
                                                                                                                        1,246,366
                                                                                                                  ---------------
   ENERGY -- 6.5%
      Chesapeake Energy Corp., 9.50%, 02/15/15 ................................      Ba3, BB            400,000           403,000
      Kinder Morgan Energy Partners LP,
         7.13%, 03/15/12 ......................................................     Baa2, BBB           500,000           534,650
      Marathon Oil Corp., 6.80%, 03/15/32 .....................................     Baa1, BBB+        1,700,000         1,650,122
      Sunoco, Inc., 9.63%, 04/15/15 ...........................................     Baa2, BBB           550,000           618,226
      Transocean, Inc., 5.25%, 03/15/13 .......................................     Baa2, BBB+          250,000           259,238
      Valero Energy Corp., 4.75%, 04/01/14 ....................................     Baa2, BBB           785,000           759,414
                                                                                                                  ---------------
                                                                                                                        4,224,650
                                                                                                                  ---------------
   FINANCIALS -- 20.4%
      Bank of America Corp., 7.63%, 06/01/19 ..................................       A2, A             500,000           502,231
      Bank of New York Mellon Corp.(The),
         4.95%, 11/01/12 ......................................................      Aa2, AA-           600,000           634,436
      Bank One Corp., 8.00%, 04/29/27 .........................................      Aa3, A+            425,000           458,312
      Bear Stearns Cos. LLC (The), 4.55%, 06/23/10 ............................      Aa2, A+            843,000           860,334
      Caterpillar Financial Services Corp.,
         5.75%, 02/15/12 ......................................................       A2, A           1,000,000         1,047,232
      CIT Group, Inc., 7.63%, 11/30/12 ........................................      Ba2, BB-           400,000           273,898
      Devon Financing Corp., 6.88%, 09/30/11 ..................................     Baa1, BBB+          750,000           814,568
      FIA Card Services, NA, 4.63%, 08/03/09 ..................................      Aaa, A+            900,000           901,707
      Ford Motor Credit Co., LLC, 7.88%, 06/15/10 .............................      B1, CCC+           400,000           379,946
      General Electric Capital Corp., 4.88%, 10/21/10 .........................      Aaa, AA+           300,000           308,382
      Goldman Sachs Croup, Inc. (The), 7.50%, 02/15/19 ........................       A1, A             750,000           803,079
      John Deere Capital Corp., 4.90%, 09/09/13 ...............................       A2, A             425,000           440,184
      JPMorgan Chase & Co., 4.65%, 06/01/14 ...................................      Aa3, A+            500,000           498,681
      MetLife, Inc., 5.00%, 06/15/15 ..........................................      Baa1, A-           400,000           381,103

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
   INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                                   MOODY'S/S&P      PRINCIPAL          VALUE
                                                                                     RATINGS+         AMOUNT         (NOTE 2)
                                                                                  -------------   -------------   ---------------
  FINANCIALS -- (CONTINUED)
      Morgan Stanley, 4.75%, 04/01/14 .........................................       A3, A       $   1,000,000   $       944,590
      SLM Corp., 4.50%, 07/26/10 ..............................................     Ba1, BBB-           300,000           283,500
      Swiss Bank Corp., 7.38%, 06/15/17 .......................................      Aa2, A+          1,400,000         1,299,626
      Textron Financial Corp., 5.13%, 02/03/11 ................................     Baa3, BBB-          625,000           573,606
      Wachovia Corp., 7.57%, 08/01/26++ .......................................       A1, A+            591,000           595,858
      Wells Fargo & Co., 5.13%, 09/01/12 ......................................      A1, AA-            700,000           718,047
      Wells Fargo Financial, Inc., 5.50%, 08/01/12 ............................      Aa2, AA-           400,000           415,860
                                                                                                                  ---------------
                                                                                                                       13,135,180
                                                                                                                  ---------------
   HEALTH CARE -- 2.9%
      Johnson & Johnson, 5.85%, 07/15/38 ......................................      Aaa, AAA           700,000           750,196
      Merck & Co., Inc., 4.38%, 02/15/13 ......................................      Aa3, AA-           325,000           336,828
      Pfizer, Inc., 5.35%, 03/15/15 ...........................................      Aa2, AAA           500,000           537,300
      United Health Group, Inc., 6.00%, 06/15/17 ..............................      Baa1, A-           250,000           241,008
                                                                                                                  ---------------
                                                                                                                        1,865,332
                                                                                                                  ---------------
   INDUSTRIALS -- 11.8%
      Allied Waste North America, Inc., 6.38%, 04/15/11 .......................     Baa3, BBB           500,000           508,750
      Allied Waste North America, Inc., 6.88%, 06/01/17 .......................     Baa3, BBB           300,000           297,000
      CSX Corp., 7.90%, 05/01/17 ..............................................     Baa3, BBB-        1,414,000         1,563,539
      General Electric Co., 5.00%, 02/01/13 ...................................      Aa3, AA+           700,000           728,361
      Honeywell International, Inc., 5.00%, 02/15/19 ..........................       A2, A             750,000           766,038
      Ingersoll-Rand Co., 6.02%, 02/15/28 .....................................     Baa1, BBB+          900,000           912,125
      The Boeing Co., 5.00%, 03/15/14 .........................................       A2, A+            750,000           789,618
      Time Warner Entertainment Co., LP,
         8.88%, 10/01/12 ......................................................     Baa2, BBB           300,000           322,176
      Time Warner Entertainment Co., LP,
         8.38%, 03/15/23 ......................................................     Baa2, BBB           900,000           992,364
      Tyco Electronics Group SA, 6.00%, 10/01/12 ..............................     Baa2, BBB-          400,000           392,810
      United Technologies Corp., 6.35%, 03/01/11 ..............................       A2, A             300,000           321,134
                                                                                                                  ---------------
                                                                                                                        7,593,915
                                                                                                                  ---------------
   MATERIALS -- 1.8%
      Alcoa, Inc., 5.72%, 02/23/19 ............................................     Baa3, BBB-          550,000           436,254
      EI Du Pont de Nemours & Co., 5.00%, 07/15/13 ............................       A2, A             325,000           341,780
      Weyerhaeuser Co., 6.75%, 03/15/12 .......................................     Ba1, BBB-           400,000           400,144
                                                                                                                  ---------------
                                                                                                                        1,178,178
                                                                                                                  ---------------
   TELECOMMUNICATION SERVICES -- 4.0%
      Embarq Corp., 6.74%, 06/01/13 ...........................................     Baa3, BBB-          450,000           454,248
      Verizon Communications, Inc., 8.95%, 03/01/39 ...........................       A3, A             500,000           631,409
      Verizon Global Funding Corp., 7.25%, 12/01/10 ...........................       A3, A           1,400,000         1,490,639
                                                                                                                  ---------------
                                                                                                                        2,576,296
                                                                                                                  ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
   INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                                   MOODY'S/S&P      PRINCIPAL          VALUE
                                                                                     RATINGS+         AMOUNT         (NOTE 2)
                                                                                  -------------   -------------   ---------------
   UTILITIES -- 5.5%
      CMS Energy Corp., 6.55%, 07/17/17 .......................................     Ba1, BBB-     $     300,000   $       270,126
      Florida Power Corp., 6.35%, 09/15/37 ....................................      A3, BBB+           425,000           469,040
      Nevada Power Co., 8.25%, 06/01/11 .......................................     Baa3, BBB         1,000,000         1,065,310
      Oklahoma Gas & Electric Co., 6.65%, 07/15/27 ............................      A2, BBB+           565,000           585,309
      Pacific Gas & Electric Co., 4.20%, 03/01/11 .............................     Baa1, BBB+          450,000           464,363
      PECO Energy Corp., 4.75%, 10/01/12 ......................................       A2, A-            670,000           696,255
                                                                                                                  ---------------
                                                                                                                        3,550,403
                                                                                                                  ---------------
      TOTAL CORPORATE BONDS (COST $38,337,832) ................................                                        38,937,574
                                                                                                                  ---------------
MUNICIPAL BONDS -- 1.1%
   CALIFORNIA -- 1.1%
      California State G.O. Unltd. Bonds,
         7.50%, 04/01/34 ......................................................       A2, A             800,000           731,496
                                                                                                                  ---------------
      TOTAL MUNICIPAL BONDS (COST $846,694) ...................................                                           731,496
                                                                                                                  ---------------
MORTGAGE-BACKED SECURITIES -- 6.3%
      Federal Home Loan Mortgage Corporation Notes, 3159 PB,
         6.00%, 01/15/29 ......................................................                         700,000           721,772
      Federal Home Loan Mortgage Corporation Notes, Pool E00530,
         6.00%, 01/01/13 ......................................................                          17,717            18,609
      Federal Home Loan Mortgage Corporation Notes, Pool G01625,
         5.00%, 11/01/33 ......................................................                         426,013           435,648
      Federal Home Loan Mortgage Corporation Notes, Pool G02390,
         6.00%, 09/01/36 ......................................................                         212,965           222,685
      Federal Home Loan Mortgage Corporation Notes, Pool G08097,
         6.50%, 11/01/35 ......................................................                         131,879           140,433
      Federal Home Loan Mortgage Corporation Notes, Pool M80842,
         3.50%, 08/01/10 ......................................................                         111,773           113,014
      Federal Home Loan Mortgage Corporation Notes, Pool M80865,
         7 Yr. Balloon, 4.50%, 11/01/10 .......................................                         256,692           265,375
      Federal National Mortgage Association Notes, 2005-29 WC,
         4.75%, 04/25/35 ......................................................                         142,187           148,106
      Federal National Mortgage Association Notes, Pool 254833,
         4.50%, 08/01/18 ......................................................                         115,109           119,421
      Federal National Mortgage Association Notes, Pool 256515,
         6.50%, 12/01/36 ......................................................                         312,381           333,229
      Federal National Mortgage Association Notes, Pool 256639,
         5.00%, 02/01/27 ......................................................                         324,595           332,947
      Federal National Mortgage Association Notes, Pool 256752,
         6.00%, 06/01/27 ......................................................                         287,808           302,368
      Federal National Mortgage Association Notes, Pool 629603,
         5.50%, 02/01/17 ......................................................                          91,193            96,231

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
   INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                                                    PRINCIPAL          VALUE
                                                                                                      AMOUNT         (NOTE 2)
                                                                                                  -------------   ---------------
MORTGAGE-BACKED SECURITIES -- (CONTINUED)
      Federal National Mortgage Association Notes, Pool 745412,
         5.50%, 12/01/35 ......................................................................   $     313,790   $       324,328
      Federal National Mortgage Association Notes, Pool 838891,
         6.00%, 07/01/35 ......................................................................         456,404           478,806
                                                                                                                  ---------------
      TOTAL MORTGAGE-BACKED SECURITIES (COST $3,894,483) ......................................                         4,052,972
                                                                                                                  ---------------
U.S. AGENCY OBLIGATIONS -- 16.9%
   FEDERAL HOME LOAN BANK NOTES -- 6.4%
      Federal Home Loan Bank Notes, 5.75%, 05/15/12 ...........................................       1,185,000         1,317,546
      Federal Home Loan Bank Notes, 4.50%, 11/15/12 ...........................................       1,000,000         1,074,937
      Federal Home Loan Bank Notes, 4.50%, 09/16/13 ...........................................         300,000           321,515
      Federal Home Loan Bank Notes, 5.25%, 06/18/14 ...........................................         800,000           882,953
      Federal Home Loan Bank Notes, 5.50%, 08/13/14 ...........................................         500,000           558,203
                                                                                                                  ---------------
                                                                                                                        4,155,154
                                                                                                                  ---------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 2.5%
      Federal Home Loan Mortgage Corporation Notes, 6.88%, 09/15/10 ...........................       1,000,000         1,070,157
      Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/15 ...........................         500,000           533,571
                                                                                                                  ---------------
                                                                                                                        1,603,728
                                                                                                                  ---------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 8.0%
      Federal National Mortgage Association Notes, 6.63%, 11/15/10 ............................         500,000           539,687
      Federal National Mortgage Association Notes, 5.00%, 02/13/17 ............................       1,000,000         1,091,111
      Federal National Mortgage Association Notes, 5.00%, 05/11/17 ............................       1,000,000         1,085,933
      Federal National Mortgage Association Notes, 6.25%, 05/15/29 ............................         900,000         1,056,623
      Federal National Mortgage Association Notes, 7.25%, 05/15/30 ............................         400,000           520,791
      Federal National Mortgage Association Notes, 4.88%, 12/15/16 ............................         800,000           864,876
                                                                                                                  ---------------
                                                                                                                        5,159,021
                                                                                                                  ---------------
      TOTAL U.S. AGENCY OBLIGATIONS (COST $10,324,569) ........................................                        10,917,903
                                                                                                                  ---------------
   U.S. TREASURY OBLIGATIONS -- 13.4%
      U.S. TREASURY BONDS -- 7.5%
      U.S. Treasury Bonds, 7.50%, 11/15/16 ....................................................         300,000           382,664
      U.S. Treasury Bonds, 8.88%, 02/15/19(1) .................................................       1,130,000         1,611,486
      U.S. Treasury Bonds, 7.13%, 02/15/23 ....................................................         525,000           686,027
      U.S. Treasury Bonds, 6.00%, 02/15/26 ....................................................         300,000           361,828
      U.S. Treasury Bonds, 6.38%, 08/15/27 ....................................................         450,000           567,985
      U.S. Treasury Bonds, 6.25%, 05/15/30 ....................................................         500,000           633,906
      U.S. Treasury Bonds, 5.38%, 02/15/31 ....................................................         500,000           573,906
                                                                                                                  ---------------
                                                                                                                        4,817,802
                                                                                                                  ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
   INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                                                    PRINCIPAL          VALUE
                                                                                                      AMOUNT         (NOTE 2)
                                                                                                  -------------   ---------------
U.S. TREASURY OBLIGATIONS -- (CONTINUED)
   U.S. TREASURY NOTES -- 5.9%
      U.S. Treasury Notes, 4.75%, 03/31/11 ....................................................   $     400,000   $       426,359
      U.S. Treasury Notes, 3.13%, 04/30/13 ....................................................         400,000           415,625
      U.S. Treasury Notes, 4.25%, 11/15/13 ....................................................         800,000           864,500
      U.S. Treasury Notes, 4.13%, 05/15/15 ....................................................         570,000           607,940
      U.S. Treasury Notes, 4.50%, 02/15/16 ....................................................         500,000           542,227
      U.S. Treasury Notes, 2.63%, 04/30/16(1) .................................................       1,000,000           966,875
                                                                                                                  ---------------
                                                                                                                        3,823,526
                                                                                                                  ---------------
      TOTAL U.S. TREASURY OBLIGATIONS (COST $7,793,669) .......................................                         8,641,328
                                                                                                                  ---------------

                                                                                                      SHARES
                                                                                                  -------------
PREFERRED STOCK -- 0.4%
   FINANCIALS -- 0.4%
      Wachovia Capital Trust IX, 6.375% .......................................................          12,000           227,040
                                                                                                                  ---------------
      TOTAL PREFERRED STOCK (COST $300,000) ...................................................                           227,040
                                                                                                                  ---------------
SHORT-TERM INVESTMENTS -- 0.9%
      BlackRock Liquidity Funds TempCash Portfolio - Institutional Series .....................         278,241           278,241
      BlackRock Liquidity Funds TempFund Portfolio - Institutional Series .....................         278,241           278,241
                                                                                                                  ---------------
      TOTAL SHORT-TERM INVESTMENTS (COST $556,482) ............................................                           556,482
                                                                                                                  ---------------

                                                                                                     SHARES/
                                                                                                    PRINCIPAL
                                                                                                     AMOUNT
                                                                                                  -------------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 3.1%
      Branch Banking and Trust Co. Time Deposit ...............................................   $     140,995           140,995
      Institutional Money Market Trust ........................................................       1,891,565         1,891,565
                                                                                                                  ---------------
      TOTAL SHORT-TERM INVESTMENTS HELD AS
         COLLATERAL FOR LOANED SECURITIES
         (Cost $2,032,560)(4) .................................................................                         2,032,560
                                                                                                                  ---------------
TOTAL INVESTMENTS -- 102.4% (COST $64,086,289)(2)(3) ..........................................                        66,097,355
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.4)% ...............................................                        (1,398,835)
                                                                                                                  ---------------
NET ASSETS -- 100.0% ..........................................................................                   $    64,698,520
                                                                                                                  ===============

----------
+    The ratings shown are unaudited.

++ Denotes a Variable or Floating or Step Rate Note. Variable or Floating or Step Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2009.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors." Unless otherwise indicated, security is considered liquid.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
   INVESTMENTS / JUNE 30, 2009 -- CONTINUED

(1)  Security partially or fully on loan.

(2) At June 30, 2009, the market value of securities on loan for the Broad Market Bond Fund was $1,997,213.

(3) The cost for Federal income tax purposes is $64,086,289. At June 30, 2009, net unrealized appreciation was $2,011,066. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,962,904, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $951,838.

(4)  See Note 5 in Notes to Financial Statements.

G.O. - General Obligation

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / JUNE 30, 2009
   (Showing Percentage of Net Assets)

                                                                                   MOODY'S/S&P      PRINCIPAL          VALUE
                                                                                     RATINGS+         AMOUNT         (NOTE 2)
                                                                                  -------------   -------------   ---------------
MUNICIPAL BONDS -- 97.0%
   ALABAMA -- 9.1%
      Alabama 21st Century Auth. Tobacco Settlement
         Rev. Bonds, 5.10%, 12/01/09 ..........................................      Baa1, A-     $     500,000   $       502,360
      Alabama 21st Century Auth. Tobacco Settlement
         Rev. Bonds, 5.75%, 12/01/17 ..........................................      Baa1, A-           465,000           462,861
      Alabama Housing Fin. Auth. Single Family Mtge
         Rev. Bonds, Ser. A-1, (GNMA/FNMA),
         5.00%, 10/01/14 ......................................................      Aaa, NR            100,000            98,709
      Alabama State Brd. of Educ. Calhoun
         Community College Rev. Bonds, (AMBAC),
         5.00%, 05/01/15 ......................................................       A2, NR            500,000           541,135
      Alabama Water Poll. Cntrl. Auth. Rev. Bonds,
         Ser. B, (AMBAC), 4.50%, 08/15/10 .....................................       NR, A             250,000           250,652
      Birmingham, AL Airport Auth. Rev. Bonds
         Ref.-AMT, (AMBAC), 5.00%, 07/01/12(2) ................................      A2, BBB          2,370,000         2,393,510
      East Alabama Health Care Auth. Ser. A,
         5.25%, 09/01/36++ ....................................................       NR, A             200,000           188,694
      Jefferson Cnty., AL Sewer Rev. Bonds, (FSA),
         5.25%, 02/01/11 ......................................................      Aaa, AAA           250,000           243,918
      Mobile, AL Industrial Development Board VRDB,
         4.75%, 06/01/34++ ....................................................       A2, A             500,000           520,945
      Mobile, AL Industrial Development Board VRDB,
         5.00%, 06/01/34++ ....................................................       A2, A           5,000,000         5,312,650
      Trussville, AL G.O. Ltd. Bonds, (NATL-RE),
         4.60%, 10/01/13 ......................................................       A1, NR            165,000           171,714
      Univ. of Alabama at Birmingham Hospital Rev.
         Bonds, Ser. A, 5.00%, 09/01/15 .......................................       A1, A+            500,000           522,290
      Univ. of Alabama at Birmingham Hospital Rev.
         Bonds, Ser. A, 5.75%, 09/01/22++ .....................................       A1, A+          1,000,000         1,027,110
                                                                                                                  ---------------
                                                                                                                       12,236,548
                                                                                                                  ---------------
   ARIZONA -- 2.0%
      Greenlee Cnty., AZ School Dist. G.O. Unltd. Bonds,
         5.00%, 07/01/09 ......................................................      Baa3, NR           175,000           175,000
      Greenlee Cnty., AZ School Dist. G.O. Unltd. Bonds,
         5.00%, 07/01/10 ......................................................      Baa3, NR           150,000           149,126
      Greenlee Cnty., AZ School Dist. G.O. Unltd. Bonds,
         5.00%, 07/01/13 ......................................................      Baa3, NR           200,000           215,858
      Salt River Proj., AZ Agric. Imp. & Power Dist
         Rev. Bonds, Ser. A, 5.25%, 01/01/20 ..................................      Aa1, AA          1,000,000         1,049,030
      Tucson, AZ Certificate Participation Bonds,
         Public Improvements, Ser. A, (NATL-RE),
         5.00%, 07/01/21 ......................................................       A1, A+          1,000,000         1,057,300
                                                                                                                  ---------------
                                                                                                                        2,646,314
                                                                                                                  ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                                   MOODY'S/S&P      PRINCIPAL          VALUE
                                                                                     RATINGS+         AMOUNT         (NOTE 2)
                                                                                  -------------   -------------   ---------------
CALIFORNIA -- 9.2%
   ABAG Fin. Auth. for Nonprofit Coros, California
      Rev. Bonds (Windemere Ranch Financing Prog.),
      Ser. A, (CIFG), 5.00%, 09/02/20 .........................................      NR, BBB      $   1,340,000   $     1,193,886
   ABAG Fin. Auth. for Nonprofit Coros, California
      Rev. Bonds (Windemere Ranch Financing Prog.),
      Ser. A, (CIFG), 5.00%, 09/02/21 .........................................      NR, BBB          3,660,000         3,189,251
   California Health Facilities Fin. Auth. Rev. Bonds,
      5.13%, 07/01/22 .........................................................       A2, A           1,000,000           982,060
   California Infrastructure & Economic Dev. Rev.
      Bonds, 5.00%, 10/01/18 ..................................................      Aa2, AA+           365,000           390,608
   California State Public Works Brd. Lease. Rev.
      Bonds (Dept. Health Services - Richmond Lab),
      Ser. B, (XLCA), 5.00%, 11/01/23 .........................................       A3, A-            960,000           842,794
   California State Public Works Brd. Ref. Rev. Bonds,
      Ser. D, (NATL-RE), 5.25%, 10/01/11 ......................................       A3, A             150,000           157,705
   California State School Imps. Ref. G.O. Bonds,
      5.25%, 02/01/14 .........................................................       A2, A             585,000           614,888
   Glendale, CA Univ. School Dist. G.O. Bonds,
      Ser. C, (FSA), 5.50%, 09/01/15 ..........................................      Aa3, AAA           125,000           126,918
   Lancaster, CA Redev. Agency Tax Allocation Ref.
      Bonds, (XCLA), 5.25%, 12/01/20 ..........................................       NR, A             400,000           378,352
   Palm Desert, CA Fin. Auth., (NATL-RE),
      5.00%, 04/01/25 .........................................................       A3, A             500,000           424,935
   Redwood City, CA Elementary School Dist.
      G.O. Bonds, (FGIC), 5.50%, 08/01/14 .....................................       NR, A+            125,000           142,301
   San Francisco, CA City & County International
      Airport Rev. Bonds, (AMBAC),
      5.25%, 01/01/19(2) ......................................................      A3, BBB+         1,540,000         1,436,219
   San Jose, CA Redevelopment Agency Tax
      Allocation (Merged Area Redev. Proj.) Ser. C
      (NATL-RE) San Jose, CA Redevelopment
      Agency Ser. C (NATL-RE), 5.00%, 08/01/24 ................................       A3, A           1,655,000         1,457,095
   Tulare Cnty., CA Ctfs. Participation Ref. Bonds,
      (NATL-RE), 5.00%, 08/15/10 ..............................................       A3, NR             50,000            51,972
   Univ. of CA Rev. Bonds, Ser. H, (NATL-RE),
      5.00%, 05/15/18 .........................................................      Aa1, AA            490,000           518,391
   Visalia, CA Cert. Participation Ref. Bonds,
      (NATL-RE), 5.00%, 12/01/18 ..............................................      Baa1, A+           500,000           519,575
                                                                                                                  ---------------
                                                                                                                       12,426,950
                                                                                                                  ---------------
COLORADO -- 4.6%
   Colorado Springs, CO Utilities Rev. Ref. Bond,
      Sys. Sub Lien, Ser. A, (AMBAC),
      5.38%, 11/15/19 .........................................................      Aa2, AA          2,170,000         2,307,665
   Denver, CO Convention Center Hotel Auth.
      Ref. Bonds, (XLCA), 5.25%, 12/01/21 .....................................     Baa3, BBB-        1,000,000           876,780

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                                   MOODY'S/S&P      PRINCIPAL          VALUE
                                                                                     RATINGS+         AMOUNT         (NOTE 2)
                                                                                  -------------   -------------   ---------------
COLORADO --(CONTINUED)
   Denver, CO Convention Center Hotel Auth. Ref.
      Bonds, (XLCA), 5.13%, 12/01/24 ..........................................     Baa3, BBB-    $   3,065,000   $     2,540,946
   Denver, CO X Ref. Bonds, (XLCA),
      5.00%, 11/15/23 .........................................................       A1, A+            500,000           505,940
                                                                                                                  ---------------
                                                                                                                        6,231,331
                                                                                                                  ---------------
CONNECTICUT -- 0.7%
   Bristol, CT Resource Recovery Rev. Bonds
      (Solid Waste Oper. Committee), (AMBAC),
      5.00%, 07/01/14 .........................................................       A1, A+          1,000,000           977,110
                                                                                                                  ---------------
                                                                                                                          977,110
                                                                                                                  ---------------
DELAWARE -- 0.4%
   Delaware State Economic Dev. Auth. Ref. Rev.
      Bonds, (Delmarva Power Poll. Cntrl. Proj.),
      Ser. 2001C, (AMBAC), 4.90%, 05/01/26++ ..................................      NR, BBB            250,000           249,168
   Delaware State Economic Dev. Auth. Rev. Bonds,
      (Student Housing Univ. Courtyard), (RADIAN),
      5.38%, 08/01/11 .........................................................      NR, BBB-           250,000           256,730
                                                                                                                  ---------------
                                                                                                                          505,898
                                                                                                                  ---------------
FLORIDA -- 4.2%
   Broward Cnty., FL Resource Recovery Ref.
      Bonds, Wheelabrator South Ser. A,
      5.38%, 12/01/09 .........................................................       A3, AA            250,000           253,453
   Florida State Division of Bond Finance (Dept.
      Environmental Preservation) Ser. 2000-A
      (AMBAC), 5.00%, 07/01/12 ................................................       A1, AA-         1,750,000         1,753,237
   Florida State Turnpike Auth. Ser. B, (AMBAC),
      5.00%, 07/01/10 .........................................................      Aa2, AA-           100,000           103,976
   Lakeland, FL Energy Sys. Rev. Bonds, (NATL-RE),
      5.50%, 10/01/14 .........................................................       A1, A+            455,000           481,631
   Orlando & Orange Counties, FL Expressway Auth.
      Rev Ser. C-4 (FSA), 0.90%, 07/01/25++ ...................................      Aa3, AAA         2,000,000         2,000,000
   Osceola Cnty., FL School Brd. Cert. Participation
      Four Corners Charter School Bonds, Ser. A,
      (NATL-RE), 5.80%, 08/01/15 ..............................................      Baa1, NR           100,000           106,383
   Reedy Creek, FL Impt. Dist. Utilities Rev. Bonds,
      Ser. 1, (NATL-RE), 5.25%, 10/01/14 ......................................       A3, A             900,000           925,704
                                                                                                                  ---------------
                                                                                                                        5,624,384
                                                                                                                  ---------------
GEORGIA -- 1.4%
   Atlanta, GA Auth. Rev. Bonds, Ser. A, (FGIC),
      5.88%, 01/01/16 .........................................................       A1, A+          1,370,000         1,399,469

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                                   MOODY'S/S&P      PRINCIPAL          VALUE
                                                                                     RATINGS+         AMOUNT         (NOTE 2)
                                                                                  -------------   -------------   ---------------
GEORGIA -- (CONTINUED)
   Clayton Cnty., GA Dev. Auth. Rev. Bonds, Ser. A,
      (NATL-RE), 5.00%, 08/01/18 ..............................................      Aaa2, AA     $     465,000   $       499,675
                                                                                                                  ---------------
                                                                                                                        1,899,144
                                                                                                                  ---------------
ILLINOIS -- 3.1%
   Chicago IL, Board of Educ. Ref. - Ded. Revs
      Bonds, Ser. B, (AMBAC), 5.00%, 12/01/21 .................................      A1, AA-          1,000,000         1,054,800
   Chicago, IL Water Rev. Sr. Lien Bonds, (AMBAC),
      5.75%, 11/01/11 .........................................................      Aa3, AA            200,000           213,212
   Illinois Finance Auth. Rev. Bonds Ser. B, (FSA),
      5.25%, 01/01/22 .........................................................      Aa3, NR          2,830,000         2,887,590
                                                                                                                  ---------------
                                                                                                                        4,155,602
                                                                                                                  ---------------
INDIANA -- 2.9%
   Blackford Cnty., IN Industrial Sch. Bldg. Corp.
      Rev. Ref. Bond, First Mortgage, Ser. 2005A,
      (NATL-RE), 5.00%, 07/15/17 ..............................................     Baa1, AA+         1,755,000         1,900,840
   Indiana Finance Auth. Health System Rev. Bonds,
      5.00%, 11/01/21 .........................................................      Aa3, NR          2,000,000         2,010,220
                                                                                                                  ---------------
                                                                                                                        3,911,060
                                                                                                                  ---------------
KANSAS -- 0.6%
   Butler & Sedgwick Cnty., KS Univ. School
      Dist. G.O. Unltd. Bonds, (FSA),
      6.00%, 09/01/14 .........................................................      Aa3, AAA           500,000           576,255
   Topeka, KS G.O. Bonds (College Hill Pub. Imps.)
      Ser. A, (NATL-RE), 5.50%, 08/15/14 ......................................      Aa3, NR            275,000           292,182
                                                                                                                  ---------------
                                                                                                                          868,437
                                                                                                                  ---------------
LOUISIANA -- 0.3%
   Louisiana State Citizens Prop. Ins. Corp. Rev.
      Bonds, Pub. Imps., Ser. B, (AMBAC),
      5.00%, 06/01/15 .........................................................      Baa2, A-           435,000           422,794
                                                                                                                  ---------------
                                                                                                                          422,794
                                                                                                                  ---------------
MARYLAND -- 0.4%
   Maryland Health & Higher Educ. Fac. Auth.,
      John Hopkins Health Systems,
      5.00%, 05/15/42++ .......................................................       A1, A+           550,000           579,728
                                                                                                                  ---------------
                                                                                                                          579,728
                                                                                                                  ---------------
MASSACHUSETTS -- 4.6%
   Lawrence, MA School Imps. G.O. Bonds,
      (AMBAC), 5.00%, 04/01/27 ................................................       NR, AA-         2,000,000         2,083,180

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                                   MOODY'S/S&P      PRINCIPAL          VALUE
                                                                                     RATINGS+         AMOUNT          (NOTE 2)
                                                                                  -------------   -------------   ---------------
MASSACHUSETTS -- (CONTINUED)
   Massachusetts State Dev. Fin. Agency Rev. Bond
      (Univ. of MA, Visual & Performing Arts Proj.),
      6.00%, 08/01/16 .........................................................      A2, NR       $     310,000   $       349,265
   Massachusetts State Housing Fin. Agency VRDB
      Rev. Bonds, 4.00%, 12/01/10++ ...........................................      Aa2, AA             85,000            85,377
   Massachusetts State Public Imps. G.O. VRDB,
      0.55%, 03/01/26++ .......................................................    Vmig1, A-1+        3,400,000         3,400,000
   Massachusetts State Special Oblig. Rev. Bonds
      (Federal Highway Grant Auth.), Ser. A, (FSA),
      5.00%, 12/15/12 .........................................................      Aa3, NR            275,000           304,334
                                                                                                                  ---------------
                                                                                                                        6,222,156
                                                                                                                  ---------------
MICHIGAN -- 2.0%
   Detroit, MI Water Utility Imps. Rev. Bonds, Ser. A,
      (FSA), 5.00%, 07/01/23 ..................................................     Aa3, AAA            550,000           545,628
   Fowlerville, MI Community Schools Dist.
      G.O. Bonds, (FGIC), 5.00%, 05/01/15 .....................................     Aa3, AA-            650,000           701,538
   Michigan State Hosp. Fin. Auth. Ref. Bonds,
      5.00%, 07/15/21 .........................................................       A2, A           1,600,000         1,383,488
                                                                                                                  ---------------
                                                                                                                        2,630,654
                                                                                                                  ---------------
MINNESOTA -- 0.6%
   St. Paul, MN Housing & Redev. Auth. Health Care
      Fac. Rev. Bonds, 5.00%, 05/15/12 ........................................     Baa1, BBB            85,000            86,219
   St. Paul, MN Housing & Redev. Auth. Health Care
      Fac. Rev. Bonds, 5.00%, 05/15/13 ........................................     Baa1, BBB           225,000           227,264
   St. Paul, MN Housing & Redev. Auth. Health Care
      Fac. Rev. Bonds, 5.00%, 05/15/15 ........................................     Baa1, BBB           270,000           267,151
   St. Paul, MN Housing & Redev. Auth. Health Care
      Fac. Rev. Bonds, 5.00%, 05/15/16 ........................................     Baa1, BBB           300,000           292,842
                                                                                                                  ---------------
                                                                                                                          873,476
                                                                                                                  ---------------
MISSISSIPPI -- 0.2%
   Warren Cnty., MS Gulf Opportunity Zone Rev.
      Bonds Ser. A, 6.50%, 09/01/32 ...........................................     Baa3, BBB           250,000           226,250
                                                                                                                  ---------------
                                                                                                                          226,250
                                                                                                                  ---------------
MISSOURI -- 1.2%
   Kansas City, MO Special Fac. Rev. Bonds Overhaul
      Base Proj. Ser. G, 4.00%, 09/01/10 ......................................      A2, AA-            540,000           542,273
   Kansas City, MO Special Fac. Rev. Bonds, MCI
      Overhaul Base Proj. Ser. G, 4.00%, 09/01/11 .............................      A2, AA-            465,000           462,894
   Truman State Univ., MO Housing Sys. Rev. Bonds,
      (AMBAC), 5.00%, 06/01/15 ................................................      Aaa, NR            615,000           656,457
                                                                                                                  ---------------
                                                                                                                        1,661,624
                                                                                                                  ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                                   MOODY'S/S&P      PRINCIPAL          VALUE
                                                                                     RATINGS+         AMOUNT          (NOTE 2)
                                                                                  -------------   -------------   ---------------
NEVADA -- 1.4%
   Clark Cnty., NV, (AMBAC), 5.00%, 11/01/25 ..................................      Aa1, AA+     $   1,000,000   $       965,310
   Nevada State G.O. Unref. Bal. Bonds Dist. No. 60-B,
      5.13%, 09/01/10 .........................................................      Aa2, AA+            20,000            20,002
   Nevada State Highway Imp. Rev. Bonds (Motor
      Vehicle Fuel Tax), (FGIC), 5.50%, 12/01/11 ..............................      Aaa, AA+           250,000           275,070
   North Las Vegas, NV Ref. Bonds, 5.00%, 12/01/16 ............................       NR, NR            760,000           667,272
                                                                                                                  ---------------
                                                                                                                        1,927,654
                                                                                                                  ---------------
NEW HAMPSHIRE -- 0.8%
   New Hampshire Business Fin. Auth., (NATL-RE),
      5.45%, 05/01/21 .........................................................       Baa1, A         1,000,000         1,010,200
                                                                                                                  ---------------
                                                                                                                        1,010,200
                                                                                                                  ---------------
NEW JERSEY -- 3.5%
   Camden Cnty., NJ Impt. Auth. Cooper Health Sys.
      Oblig. Group A, 5.00%, 02/15/15 .........................................      Baa3, BBB        1,090,000         1,011,629
   Camden Cnty., NJ Impt. Auth. Cooper Health Sys.
      Oblig. Group B, 5.00%, 02/15/15 .........................................      Baa3, BBB        2,435,000         2,259,923
   New Jersey Economic Development Auth. Rev.
      Bonds, (RADIAN), 5.50%, 06/15/16 ........................................     Baa2, BBB+          200,000           188,236
   New Jersey Health Care Fac. Fin. Auth.,
      Hackensack Univ. Medical Center,
      5.13%, 01/01/21 .........................................................       A3, NR            600,000           567,486
   New Jersey State Educ. Fac. Auth. Ref. Bonds
      Ser. A, 5.00%, 07/01/19 .................................................     Baa2, BBB+          775,000           732,422
                                                                                                                  ---------------
                                                                                                                        4,759,696
                                                                                                                  ---------------
NEW YORK -- 11.2%
   Cattaraugus Cnty., NY Industrial Dev. Agency
      (Olean Gen. Hosp. Proj.) Ser. A,
      5.25%, 08/01/23 .........................................................       NR, A+            525,000           509,240
   Long Island, NY Power Auth. Rev Ser. N,
      1.00%, 12/01/29++ .......................................................      Aa3, AAA         5,000,000         5,000,000
   New York City Health & Hospital Corp. Rev.
      (Health System) Ser. A (FSA), 5.00%, 02/15/13 ...........................       A1, A+          2,755,000         2,898,618
   New York City Ind. Dev. Agency Ref. Bonds,
      5.00%, 01/01/13 .........................................................      A3, BBB+           700,000           707,126
   New York City Ser. E-1, 6.00%, 10/15/23 ....................................       Aa3, AA           750,000           827,895
   New York State Dorm. Auth. School Improv.
      Rev. Bonds, 5.00%, 12/15/24 .............................................       NR, AAA         1,000,000         1,035,770
   New York State Environ. Fac. Corp. Rev. Bonds,
      Ser. A, 5.00%, 03/15/13 .................................................       NR, AA-           515,000           558,790
   New York State Thruway Auth., NY Highway
      Improv. Rev. Bonds, (AMBAC),
      5.00%, 01/01/25 .........................................................       A1, A+          1,000,000         1,012,910

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                                   MOODY'S/S&P      PRINCIPAL          VALUE
                                                                                     RATINGS+         AMOUNT          (NOTE 2)
                                                                                  -------------   -------------   ---------------
NEW YORK -- (CONTINUED)
   New York Tobacco Sett. Fund. Corp. Rev. Bonds,
      Ser. A-1, 5.50%, 06/01/14 ...............................................       A1, AA-     $     115,000   $       115,123
   New York, NY G.O. Bonds, Ser. E,
      5.25%, 08/01/12 .........................................................       Aa3, AA           250,000           272,043
   New York, NY Pub. Imps. G.O. Bonds, Ser. D1,
      5.00%, 12/01/21 .........................................................       Aa3, AA         1,000,000         1,033,210
   Tobacco Settlement Fin. Auth. Ser. B-1C,
      5.50%, 06/01/14 .........................................................       A1, AA-            75,000            75,080
   Tobacco Settlement Fin. Auth., Ser. C-1, (FGIC),
      5.50%, 06/01/20 .........................................................       A1, AA-         1,000,000         1,035,740
                                                                                                                  ---------------
                                                                                                                       15,081,545
                                                                                                                  ---------------
NORTH CAROLINA -- 2.9%
   Charlotte, NC Airport Rev. Bonds, Ser. B,
      (NATL-RE), 5.25%, 07/01/11 ..............................................       A1, A+          1,000,000         1,015,170
   Univ. of North Carolina Sys. Pool Rev., Ser. A
      (NATL-RE), 5.00%, 10/01/23 ..............................................       A1, A+          2,725,000         2,854,438
                                                                                                                  ---------------
                                                                                                                        3,869,608
                                                                                                                  ---------------
OHIO -- 3.3%
   Dayton-Montgomery Cnty., OH Port. Auth.
      Dev. Rev. Dayton Regl. Bond Ser. A,
      5.13%, 05/15/22 .........................................................       NR, NR          2,380,000         1,800,827
   Lorain Cnty., OH Hosp. Rev. Bonds, (Catholic
      Healthcare Partners), Ser. A, 5.63%, 10/01/16 ...........................       A1, AA-           500,000           515,680
   Lorain Cnty., OH Hosp. Ref. Rev. Bonds
      (Catholic Healthcare) Ser. A, 5.63%, 10/01/13 ...........................       A1, AA-           800,000           835,512
   Ohio State Air Quality Dev. Auth. Rev. (Pollution
      Control Proj.) Ser. D, 4.75%, 08/01/29++ ................................      Baa1, BBB        1,250,000         1,256,687
   Pickerington, OH Local School Dist. Construction
      & Imp. G.O. Bonds, (FGIC),
      5.80%, 12/01/09 .........................................................        A1, A            110,000           110,000
                                                                                                                  ---------------
                                                                                                                        4,518,706
                                                                                                                  ---------------
OREGON -- 0.2%
   Portland, OR Urban Renewal & Redev. Ref.
      Bonds, Ser. A, (FGIC), 5.00%, 06/15/17 ..................................       A3, NR            320,000           324,256
                                                                                                                  ---------------
                                                                                                                          324,256
                                                                                                                  ---------------
PENNSYLVANIA -- 6.3%
   Lancaster Cnty., PA Solid Waste Management Auth.
      (Resource Recovery System), Ser. A, (AMBAC),
      5.00%, 12/15/14 .........................................................       A3, A+            500,000           503,770
   Pennsylvania State Economic Dev. Fin. Auth.
      Facs. Rev. (Exelon Generation) Ser. A,
      5.00%, 12/01/42++ .......................................................       A3, BBB           600,000           603,222

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                                   MOODY'S/S&P      PRINCIPAL          VALUE
                                                                                     RATINGS+         AMOUNT          (NOTE 2)
                                                                                  -------------   -------------   ---------------
PENNSYLVANIA -- (CONTINUED)
   Pennsylvania State Higher Educ. Facs. Auth. Rev.
      Bonds (Philadelphia College of Osteopathic
      Medicine), 5.00%, 12/01/16 ..............................................       NR, A+      $   1,560,000   $     1,590,467
   Pennsylvania State Higher Educ. Facs. Auth. Rev.
      Bonds, (Philadelphia College of Osteopathic
      Medicine), 5.00%, 12/01/17 ..............................................       NR, A+            500,000           503,650
   Pennsylvania State Pub. School Bldg. Auth. Rev.
      Bonds, (FGIC), 5.25%, 11/01/15 ..........................................       Aaa, AA           545,000           584,027
   Philadelphia, PA Airport Rev. Bonds Ser. A,
      (NATL-RE), 5.00%, 06/15/18 ..............................................       A2, A+            600,000           583,842
   Philadelphia, PA Airport Rev. Bonds, (FGIC),
      Ser. B, 5.50%, 06/15/18 .................................................       A2, A+          1,350,000         1,353,577
   Philadelphia, PA Auth. For Indl. Dev. Rev. Bonds
      Ser. A, 4.90%, 05/01/17 .................................................      NR, BBB-           285,000           241,575
   Philadelphia, PA G.O. Bonds, (CIFG),
      5.00%, 08/01/23 .........................................................      Baa1, BBB        1,000,000           975,310
   Philadelphia, PA Redev. Auth. For Neighborhood
      Transformation. Rev. Bonds Ser. A,
      5.50%, 04/15/20 .........................................................       Baa1, A           925,000           901,459
   Philadelphia, PA School District Ref. Bonds, Ser. A,
      (AMBAC), 5.00%, 08/01/17 ................................................       Aa3, A+           600,000           620,910
   Pittsburgh, PA Stadium Auth. Lease Rev. Bonds,
      6.50%, 04/01/11 .........................................................      Aaa, AAA            55,000            56,951
                                                                                                                  ---------------
                                                                                                                        8,518,760
                                                                                                                  ---------------
PUERTO RICO -- 0.4%
   Puerto Rico Pub. Impt. Ser. A, 5.50%, 07/01/21 .............................     Baa3, BBB-          250,000           243,583
   The Childrens' Trust Fund, Puerto Rico, Tobacco
      Settlement Rev. Bonds, 5.75%, 07/01/14 ..................................       NR, AAA           250,000           262,690
                                                                                                                  ---------------
                                                                                                                          506,273
                                                                                                                  ---------------
SOUTH CAROLINA -- 1.2%
   South Carolina State Pub. Servicing Auth. Rev.
      Bonds, Ser. D, (FSA), 5.00%, 01/01/20 ...................................      Aa2, AAA         1,500,000         1,554,780
                                                                                                                  ---------------
                                                                                                                        1,554,780
                                                                                                                  ---------------
TENNESSEE -- 0.2%
   Memphis, TN Sewer Sys. Ref. Rev. Bonds,
      5.25%, 10/01/13 .........................................................       A2, AA            250,000           275,135
                                                                                                                  ---------------
                                                                                                                          275,135
                                                                                                                  ---------------
TEXAS -- 10.7%
   Cedar Park, TX Utility Sys. Rev. Bonds,
      (NATL-RE), 5.00%, 08/15/18 ..............................................       A2, AA            400,000           420,564
   Corpus Christi, TX Utility Sys. Rev. Bonds, Ser. A,
      (AMBAC), 5.00%, 07/15/18 ................................................       A2, A+            500,000           519,205

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                                   MOODY'S/S&P      PRINCIPAL          VALUE
                                                                                     RATINGS+         AMOUNT          (NOTE 2)
                                                                                  -------------   -------------   ---------------
TEXAS -- (CONTINUED)
   Dallas-Fort Worth International Airport Fac. Improv.
      Corp Ser A, (FGIC), 6.00%, 11/01/28 .....................................       A1, A+      $   5,000,000   $     5,002,450
   Georgetown, TX Indpt. School Dist. G.O. Ref.
      Bonds, (PSF-GTD), 5.00%, 02/15/17 .......................................      Aaa, AAA           500,000           541,160
   Houston, TX Unrefunded Pub. Impt. Ref. Bonds,
      Ser. A, 5.25%, 03/01/13 .................................................       Aa3, AA           100,000           100,029
   Howard Cnty., TX Jr. College District, (AMBAC),
      5.00%, 02/15/26 .........................................................        NR, A          2,810,000         2,866,875
   Katy, TX Indpt. School Dist. G.O. Bonds,
      (PSF-GTD), 5.50%, 02/15/15 ..............................................      Aaa, AAA           175,000           183,817
   North Texas Tollway Auth. First Tier Ser. L-2,
      6.00%, 01/01/38++ .......................................................       A2, A-          1,900,000         1,970,528
   Port Arthur, TX Independent School District G.O
      Bonds, (AMBAC), 5.00%, 02/15/22 .........................................       A3, BBB           170,000           174,512
   Tarrant Cnty., TX Cultural Educ. Fac. Finance
      Corp. Ser. A, 5.00%, 02/15/20 ...........................................      Aa3, AA-           100,000           102,024
   Tarrant Cnty., TX Cultural Educ. Fac. Finance
      Corp. Ser. A, 5.00%, 02/15/22 ...........................................      Aa3, AA-           345,000           346,497
   Tarrant Cnty., TX Health Fac. Corp. Hosp. Rev.
      Ref. (Cook Childrens' Medical Center) Ser. B,
      (FSA), 5.00%, 12/01/21 ..................................................      Aa3, AAA         2,000,000         2,034,220
   Univ. of Texas Ref. Rev. Bonds, Ser. A,
      6.25%, 07/01/13 .........................................................      Aaa, AAA            60,000            66,229
   Univ. of Texas Ref. Rev. Bonds, Ser. A,
      6.25%, 07/01/13 .........................................................      Aaa, AAA            85,000            98,161
                                                                                                                  ---------------
                                                                                                                       14,426,271
                                                                                                                  ---------------
UTAH -- 0.4%
   Salt Lake Cnty., UT Sales Tax Rev. Bonds,
      5.00%, 08/01/17 .........................................................       NR, AAA           500,000           551,310
                                                                                                                  ---------------
                                                                                                                          551,310
                                                                                                                  ---------------
WASHINGTON -- 6.6%
   Klickitat Cnty., WA Public Utility District No. 1
      Ser. B, (FGIC), 5.25%, 12/01/22 .........................................       A3, NR          2,000,000         1,999,900
   Seattle, WA Muni. Light & Power Ref. Rev. Bonds,
      (FSA), 5.00%, 07/01/10 ..................................................      Aa2, AAA           350,000           350,763
   Washington Health Care Fac. Auth. Group Health
      Coop., (RADIAN), 5.00%, 12/01/25 ........................................       Aa2, A-         1,000,000           835,090
   Washington Health Care Fac. Auth., (RADIAN),
      5.00%, 12/01/23 .........................................................       NR, A-          1,570,000         1,362,148
   Washington State Econ. Dev. Fin. Auth.
      Biomedical Resh Properties II, (NATL-RE),
      5.25%, 06/01/21 .........................................................       NR, AA+         1,000,000         1,058,950
   Washington State Econ. Dev. Fin. Auth. Lease
      Rev. Washington Biomedical RESH PPTYS II,
      (NATL-RE), 5.00%, 06/01/23 ..............................................      Aa2, AA+         3,240,000         3,362,342
                                                                                                                  ---------------
                                                                                                                        8,969,193
                                                                                                                  ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                                   MOODY'S/S&P      PRINCIPAL          VALUE
                                                                                     RATINGS+         AMOUNT          (NOTE 2)
                                                                                  -------------   -------------   ---------------
WEST VIRGINIA -- 0.2%
   West Virginia State Bldg. Ref. Rev. Bonds, Ser. A,
      (AMBAC), 5.38%, 07/01/18 ................................................        NR, BBB    $     250,000   $       263,940
                                                                                                                  ---------------
                                                                                                                          263,940
                                                                                                                  ---------------
WISCONSIN -- 0.2%
   Sheboygan, WI Pollution Ctrl. Rev., (FGIC),
      5.00%, 09/01/15 .........................................................        A2, A-           200,000           216,354
   Wisconsin State Trans. Rev. Ref. Bonds, Ser.1,
      (AMBAC), 5.75%, 07/01/14 ................................................       Aa3, AA+          105,000           115,332
                                                                                                                  ---------------
                                                                                                                          331,686
                                                                                                                  ---------------
   TOTAL MUNICIPAL BONDS (COST $133,669,219) ..................................                                       130,988,473
                                                                                                                  ---------------

                                                                                                      SHARES
                                                                                                  -------------
SHORT-TERM INVESTMENTS -- 1.9%
BlackRock Liquidity Funds MuniCash Portfolio - Institutional Series ...........                       1,308,263         1,308,263
BlackRock Liquidity Funds MuniFund Portfolio - Institutional Series ...........                       1,308,264         1,308,264
                                                                                                                  ---------------
Total Short-Term Investments (Cost $2,616,527) ................................                                         2,616,527
                                                                                                                  ---------------
TOTAL INVESTMENTS -- 98.9% (COST $136,285,746)(1) .............................                                       133,605,000
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1% .................................                                         1,631,930
                                                                                                                  ---------------
NET ASSETS -- 100.0% ..........................................................                                   $   135,236,930
                                                                                                                  ===============

----------
+ Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

++ Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2009.

(1) The cost for federal income tax purposes is $136,285,746. At June 30, 2009, net unrealized depreciation was $2,680,746. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,582,279, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $4,263,025.

(2)  Security is subject to the Alternative Minimum Tax (AMT).

AMBAC   - Credit rating enhanced by guaranty or insurance from
          AMBAC Indemnity Corp.

CIFG    - Credit rating enhanced by guaranty or insurance from CIFG.

FGIC    - Credit rating enhanced by guaranty or insurance from Financial
          Guaranty Insurance Corp.

FSA     - Credit rating enhanced by guaranty or insurance from Financial
          Security Assurance.

LOC     - Letter of Credit

NATL-RE - Credit rating enhanced by guaranty or insurance from National Public
          Finance Guarantee Corp.

PSF-GTD - Public School Fund Guarantee

RADIAN  - Credit rating enhanced by guaranty or insurance from Radian Asset
          Assurance, Inc.

VRDB    - Variable Rate Demand Bonds

XLCA    - Credit rating enhanced by guaranty or insurance from XL Capital
          Assurance.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2009

                                                              SHORT/
                                                          INTERMEDIATE-
                                                            TERM BOND     BROAD MARKET     MUNICIPAL
                                                              FUND          BOND FUND      BOND FUND
                                                          -------------   ------------   -------------
ASSETS:
Investments in securities, at value* ..................   $159,327,523     $66,097,355    $133,605,000
Receivable for fund shares sold .......................        254,239           9,733         339,617
Interest and dividends receivable .....................      1,765,245         877,698       1,668,840
Other assets ..........................................         15,920          14,788          15,838
                                                          ------------     -----------    ------------
Total assets ..........................................    161,362,927      66,999,574     135,629,295
                                                          ------------     -----------    ------------
LIABILITIES:
Obligation to return securities lending
   collateral .........................................      7,516,290       2,032,560              --
Payable for fund shares redeemed ......................        176,928         119,743          33,719
Dividend payable ......................................        284,169          91,894         268,516
Accrued advisory fee ..................................         43,118          18,163          38,317
Other accrued expenses ................................         64,705          38,694          51,813
                                                          ------------     -----------    ------------
Total liabilities .....................................      8,085,210       2,301,054         392,365
                                                          ------------     -----------    ------------
NET ASSETS ............................................   $153,277,717     $64,698,520    $135,236,930
                                                          ============     ===========    ============
NET ASSETS CONSIST OF:
Paid-in capital .......................................   $146,695,078     $61,513,581    $137,837,540
Undistributed (distribution in excess of)
   net investment income ..............................        (38,695)          7,661            (105)
Accumulated net realized gain on
   investments ........................................      1,439,283       1,166,212          80,241
Net unrealized appreciation (depreciation)
   of investments .....................................      5,182,051       2,011,066      (2,680,746)
                                                          ------------     -----------    ------------
NET ASSETS ............................................   $153,277,717     $64,698,520    $135,236,930
                                                          ============     ===========    ============
NET ASSETS BY SHARE CLASS:
Institutional Shares ..................................   $152,926,756     $63,231,670    $135,072,716
A Shares ..............................................        350,961       1,466,850         164,214
                                                          ------------     -----------    ------------
                                                          $153,277,717     $64,698,520    $135,236,930
                                                          ============     ===========    ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
($0.01 par value, unlimited authorized shares):
Institutional Shares ..................................     14,619,068       6,392,448      10,687,799
A Shares ..............................................         33,876         148,254          12,995
NET ASSET VALUE PER SHARE:
Institutional Shares (net asset value (NAV),
   offering and redemption price) .....................   $      10.46     $      9.89    $      12.64
                                                          ------------     -----------    ------------
A Shares (net asset value (NAV) and
   redemption price) ..................................   $      10.36     $      9.89    $      12.64
                                                          ------------     -----------    ------------
A Shares (public offering price --
   NAV / 0.98) ........................................   $      10.57     $     10.09    $      12.90
                                                          ------------     -----------    ------------

----------
*    Investments at cost ..............................   $154,145,472     $64,086,289    $136,285,746

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2009

                                                              SHORT/
                                                          INTERMEDIATE-
                                                            TERM BOND     BROAD MARKET     MUNICIPAL
                                                              FUND          BOND FUND      BOND FUND
                                                          -------------   ------------   -------------
INVESTMENT INCOME:
   Interest and dividends .............................    $ 7,385,969    $ 3,607,575     $ 5,834,288
   Securities lending .................................         58,160         16,424              --
                                                           -----------    -----------     -----------
   Total investment income ............................      7,444,129      3,623,999       5,834,288
                                                           -----------    -----------     -----------
EXPENSES:
   Advisory fees ......................................        516,640        242,057         442,444
   Administration fees ................................         20,435          9,568          17,511
   Sub-administration and accounting fees .............        104,840         64,354         105,153
   Custody fees .......................................         28,860         15,466          20,761
   Transfer agent fees ................................         59,833         23,811          48,710
   Distribution fees - A Shares .......................            733          1,213             154
   Professional fees ..................................         61,639         55,082          54,781
   Reports to shareholders ............................         16,717         13,136          15,523
   Registration fees ..................................         29,283         30,035          32,128
   Trustees' fees .....................................         29,281         29,281          29,281
   Compliance services ................................          7,582          7,582           7,582
   Other ..............................................         16,058         11,138          14,854
                                                           -----------    -----------     -----------
   Total expenses before fee waivers ..................        891,901        502,723         788,882
   Sub-administration and accounting fees waived ......             --         (3,106)             --
                                                           -----------    -----------     -----------
   Total expenses, net ................................        891,901        499,617         788,882
                                                           -----------    -----------     -----------
   Net investment income ..............................      6,552,228      3,124,382       5,045,406
                                                           -----------    -----------     -----------
NET REALIZED AND UNREALIZED GAIN
      (LOSS) ON INVESTMENTS:
   Net realized gain from investments .................      2,155,369      1,355,233         232,979
   Net change in unrealized appreciation
      (depreciation) on investments ...................      3,247,677        764,926      (1,788,857)
                                                           -----------    -----------     -----------
   Net gain (loss) on investments .....................      5,403,046      2,120,159      (1,555,878)
                                                           -----------    -----------     -----------
NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS .................................    $11,955,274    $ 5,244,541     $ 3,489,528
                                                           ===========    ===========     ===========

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                            SHORT/INTERMEDIATE-TERM
                                                                   BOND FUND
                                                          ---------------------------
                                                              FOR THE YEARS ENDED
                                                                    JUNE 30,
                                                          ---------------------------
                                                              2009           2008
                                                          ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ..............................   $  6,552,228   $  6,795,737
   Net realized gain (loss) from investments ..........      2,155,369       (318,324)
   Net change in unrealized appreciation
      (depreciation) on investments ...................      3,247,677      2,932,620
                                                          ------------   ------------
Net increase in net assets resulting from operations ..     11,955,274      9,410,033
                                                          ------------   ------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ............................     (6,525,121)    (6,779,825)
      A Shares ........................................        (12,357)        (6,386)
                                                          ------------   ------------
Total distributions ...................................     (6,537,478)    (6,786,211)
                                                          ------------   ------------
Fund share transactions (Note 6):
   Proceeds from shares sold:
      Institutional Shares ............................     55,314,486     46,307,362
      A Shares ........................................        472,450         25,366
   Cost of shares issued on reinvestment of
      distributions:
      Institutional Shares ............................      3,661,748      4,089,217
      A Shares ........................................         12,610          6,386
   Cost of shares redeemed:
      Institutional Shares ............................    (77,816,543)   (31,043,587)
      A Shares ........................................       (297,016)       (51,900)
                                                          ------------   ------------
Net increase (decrease) in net assets from Fund
   share transactions .................................    (18,652,265)    19,332,844
                                                          ------------   ------------
Total increase (decrease) in net assets ...............    (13,234,469)    21,956,666
NET ASSETS:
   Beginning of Year ..................................    166,512,186    144,555,520
                                                          ------------   ------------
   End of Year ........................................   $153,277,717   $166,512,186
                                                          ============   ============
Distributions in excess of net investment income ......   $    (38,695)  $    (59,783)
                                                          ------------   ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 BROAD MARKET
                                                                  BOND FUND
                                                          -------------------------
                                                             FOR THE YEARS ENDED
                                                                   JUNE 30,
                                                          -------------------------
                                                              2009          2008
                                                          -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ..............................   $ 3,124,382   $ 3,135,596
   Net realized gain from investments .................     1,355,233         6,795
   Net change in unrealized appreciation
      (depreciation) on investments ...................       764,926       758,215
                                                          -----------   -----------
Net increase in net assets resulting from operations ..     5,244,541     3,900,606
                                                          -----------   -----------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ............................    (3,099,023)   (3,135,472)
      A Shares ........................................       (21,010)         (496)
   Net realized gains:
      Institutional Shares ............................            --      (467,033)
      A Shares ........................................            --           (78)
                                                          -----------   -----------
Total distributions ...................................    (3,120,033)   (3,603,079)
                                                          -----------   -----------
Fund share transactions (Note 6):
   Proceeds from shares sold:
      Institutional Shares ............................    17,603,832    12,486,028
      A Shares ........................................     1,510,393         3,152
   Cost of shares issued on reinvestment of
      distributions:
      Institutional Shares ............................     2,144,905     2,610,995
      A Shares ........................................        20,491           574
   Cost of shares redeemed:
      Institutional Shares ............................    27,125,297)   15,794,539)
      A Shares ........................................       (96,935)       (3,124)
                                                          -----------   -----------
Net decrease in net assets from Fund share
   transactions .......................................    (5,942,611)     (696,914)
                                                          -----------   -----------
Total decrease in net assets ..........................    (3,818,103)     (399,387)
NET ASSETS:
      Beginning of Year ...............................    68,516,623    68,916,010
                                                          -----------   -----------
      End of Year .....................................   $64,698,520   $68,516,623
                                                          ===========   ===========
Undistributed net investment income ...................   $     7,661   $     1,548
                                                          -----------   -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   MUNICIPAL
                                                                   BOND FUND
                                                          ---------------------------
                                                              FOR THE YEARS ENDED
                                                                    JUNE 30,
                                                          ---------------------------
                                                              2009           2008
                                                          ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ..............................   $  5,045,406   $  4,500,066
   Net realized gain from investments .................        232,979        409,938
   Net change in unrealized appreciation
      (depreciation) on investments ...................     (1,788,857)      (280,648)
                                                          ------------   ------------
Net increase in net assets resulting from operations ..      3,489,528      4,629,356
                                                          ------------   ------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ............................     (5,043,240)    (4,499,693)
      A Shares ........................................         (2,166)          (373)
   Net realized gains:
      Institutional Shares ............................       (473,383)            --
      A Shares ........................................            (55)            --
                                                          ------------   ------------
Total distributions ...................................     (5,518,844)    (4,500,066)
                                                          ------------   ------------
Fund share transactions (Note 6):
   Proceeds from shares sold:
      Institutional Shares ............................     60,574,330     47,229,618
      A Shares ........................................        151,280             --
   Cost of shares issued on reinvestment of
      distributions:
      Institutional Shares ............................      2,449,676      1,917,763
      A Shares ........................................            480            369
   Cost of shares redeemed:
      Institutional Shares ............................    (60,192,503)   (28,122,542)
                                                          ------------   ------------
Net increase in net assets from Fund share
   transactions .......................................      2,983,263     21,025,208
                                                          ------------   ------------
Total increase in net assets ..........................        953,947     21,154,498
NET ASSETS:
      Beginning of Year ...............................    134,282,983    113,128,485
                                                          ------------   ------------
      SEnd of Year ....................................   $135,236,930   $134,282,983
                                                          ============   ============
Distributions in excess of net investment income ......   $       (105)  $       (105)
                                                          ------------   ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   FINANCIAL HIGHLIGHTS

     The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                                      FOR THE YEARS ENDED JUNE 30,
                                                          ----------------------------------------------------
                                                            2009       2008       2007       2006       2005
                                                          --------   --------   --------   --------   --------
SHORT/INTERMEDIATE-TERM BOND FUND --
   INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF YEAR...................   $  10.08   $   9.88   $   9.77   $  10.23   $  10.18
                                                          --------   --------   --------   --------   --------
INVESTMENT OPERATIONS:
   Net investment income...............................       0.45       0.45       0.45       0.41       0.37
   Net realized and unrealized gain (loss)
       on investments..................................       0.38       0.20       0.11      (0.44)      0.08
                                                          --------   --------   --------   --------   --------
       Total from investment operations................       0.83       0.65       0.56      (0.03)      0.45
                                                          --------   --------   --------   --------   --------
DISTRIBUTIONS:
   From net investment income..........................      (0.45)     (0.45)     (0.45)     (0.41)     (0.37)
   From net realized gains.............................         --         --         --      (0.02)     (0.03)
                                                          --------   --------   --------   --------   --------
       Total distributions.............................      (0.45)     (0.45)     (0.45)     (0.43)     (0.40)
                                                          --------   --------   --------   --------   --------
NET ASSET VALUE -- END OF YEAR.........................   $  10.46   $  10.08   $   9.88   $   9.77   $  10.23
                                                          ========   ========   ========   ========   ========
TOTAL RETURN...........................................       8.47%      6.65%      5.78%     (0.25)%     4.50%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1)
   Expenses:
      Including expense limitations....................       0.60%      0.59%      0.57%      0.64%      0.65%
      Excluding expense limitations....................       0.60%      0.59%      0.57%      0.65%      0.65%
   Net investment income...............................       4.43%      4.45%      4.52%      4.13%      3.60%
   Portfolio turnover rate.............................         34%        22%        57%        35%        33%
Net assets at end of year (000 omitted)................   $152,927   $166,361   $144,387   $132,913   $108,828

----------
(1) Prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I--Short/Intermediate Bond Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   FINANCIAL HIGHLIGHTS -- CONTINUED

                                                        FOR THE YEARS ENDED JUNE 30,
                                                -------------------------------------------
                                                  2009     2008     2007     2006     2005
                                                -------   ------   ------   ------   ------
SHORT/INTERMEDIATE-TERM BOND
FUND -- A SHARES
NET ASSET VALUE -- BEGINNING OF YEAR ........    $ 9.98   $ 9.78   $ 9.67   $10.13   $10.08
                                                 ------   ------   ------   ------   ------
INVESTMENT OPERATIONS:
   Net investment income ....................      0.42     0.42     0.42     0.38     0.34
   Net realized and unrealized gain (loss)
      on investments ........................      0.38     0.20     0.11    (0.44)    0.08
                                                 ------   ------   ------   ------   ------
      Total from investment operations ......      0.80     0.62     0.53    (0.06)    0.42
                                                 ------   ------   ------   ------   ------
DISTRIBUTIONS:
   From net investment income ...............     (0.42)   (0.42)   (0.42)   (0.38)   (0.34)
   From net realized gains ..................        --       --       --    (0.02)   (0.03)
                                                 ------   ------   ------   ------   ------
      Total distributions ...................     (0.42)   (0.42)   (0.42)   (0.40)   (0.37)
                                                 ------   ------   ------   ------   ------
NET ASSET VALUE -- END OF YEAR ..............    $10.36   $ 9.98   $ 9.78   $ 9.67   $10.13
                                                 ======   ======   ======   =====-   ======
TOTAL RETURN(1) .............................      8.25%    6.40%    5.53%   (0.56)%   4.26%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(2)
   Expenses:
      Including expense limitations .........      0.85%    0.84%    0.82%    0.89%    0.91%
      Excluding expense limitations .........      0.85%    0.84%    0.82%    0.90%    6.46%
   Net investment income ....................      4.21%    4.20%    4.26%    3.80%    3.36%
   Portfolio turnover rate ..................        34%      22%      57%      35%      33%
Net assets at end of year (000 omitted) .....    $  351   $  151   $  169   $  164   $  247

----------
(1) Total return does not reflect the impact of the maximum front-end sales load of 2.00%. If reflected, the return would be lower.

(2) Prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I--Short/Intermediate Bond Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   FINANCIAL HIGHLIGHTS -- CONTINUED

                                                          FOR THE YEARS ENDED JUNE 30,
                                                -----------------------------------------------
                                                  2009      2008      2007      2006      2005
                                                -------   -------   -------   -------   -------
BROAD MARKET BOND FUND --
   INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF YEAR ........   $  9.62   $  9.57   $  9.41   $ 10.07   $  9.90
                                                -------   -------   -------   -------   -------
INVESTMENT OPERATIONS:
   Net investment income ....................      0.44      0.45      0.44      0.41      0.39
   Net realized and unrealized gain (loss)
      on investments ........................      0.27      0.12      0.16     (0.54)     0.27
                                                -------   -------   -------   -------   -------
      Total from investment operations ......      0.71      0.57      0.60     (0.13)     0.66
                                                -------   -------   -------   -------   -------
DISTRIBUTIONS:
   From net investment income ...............     (0.44)    (0.45)    (0.44)    (0.41)    (0.39)
   From net realized gains ..................        --     (0.07)       --     (0.12)    (0.10)
                                                -------   -------   -------   -------   -------
      Total distributions ...................     (0.44)    (0.52)    (0.44)    (0.53)    (0.49)
                                                -------   -------   -------   -------   -------
NET ASSET VALUE -- END OF YEAR ..............   $  9.89   $  9.62   $  9.57   $  9.41   $ 10.07
                                                =======   =======   =======   =======   =======
TOTAL RETURN ................................      7.56%     6.03%     6.47%    (1.25)%    6.80%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1)
   Expenses:
      Including expense limitations .........      0.72%     0.71%     0.70%     0.72%     0.72%
      Excluding expense limitations .........      0.72%     0.71%     0.70%     0.73%     0.73%
   Net investment income ....................      4.51%     4.63%     4.60%     4.28%     3.89%
   Portfolio turnover rate ..................        40%       26%       33%       31%       43%
Net assets at end of year (000 omitted) .....   $63,232   $68,505   $68,905   $66,729   $66,586

----------
(1) Prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I--Broad Market Bond Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                                FOR THE PERIOD
                                                       FOR THE YEARS        DECEMBER 20, 2005 (1)
                                                       ENDED JUNE 30,              THROUGH
                                                -------------------------          JUNE 30,
                                                  2009     2008     2007             2006
                                                -------   ------   ------   ---------------------
BROAD MARKET BOND FUND -- A SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ......    $ 9.62   $ 9.58   $ 9.41           $ 9.67
                                                 ------   ------   ------           ------
INVESTMENT OPERATIONS:
   Net investment income ....................      0.42     0.42     0.42             0.21
   Net realized and unrealized gain
      (loss) on investments .................      0.27     0.11     0.17            (0.26)
                                                 ------   ------   ------           ------
      Total from investment
         operations .........................      0.69     0.53     0.59            (0.05)
                                                 ------   ------   ------           ------
DISTRIBUTIONS:
   From net investment income ...............     (0.42)   (0.42)   (0.42)           (0.21)
   From net realized gains ..................        --    (0.07)      --               --
                                                 ------   ------   ------           ------
      Total distributions ...................     (0.42)   (0.49)   (0.42)           (0.21)
                                                 ------   ------   ------           ------
NET ASSET VALUE -- END OF PERIOD ............    $ 9.89   $ 9.62   $ 9.58           $ 9.41
                                                 ======   ======   ======           ======
TOTAL RETURN(2) .............................      7.34%    5.64%    6.35%           (0.55)%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .........      1.00%    0.96%    0.95%           0.97%*
      Excluding expense limitations .........      1.01%    0.96%    0.95%           0.99%*
   Net investment income ....................      4.33%    4.37%    4.39%           4.12%*
   Portfolio turnover rate ..................        40%      26%      33%              31%(3)
Net assets at end of period (000 omitted) ...    $1,467   $   11   $   11           $   10

----------
*    Annualized

**   Not annualized

(1)  Commencement of operations.

(2) Total return does not reflect the impact of the maximum front-end sales load of 2.00%. If reflected, the return would be lower.

(3) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   FINANCIAL HIGHLIGHTS -- CONTINUED

                                                           FOR THE YEARS ENDED JUNE 30,
                                                --------------------------------------------------
                                                  2009       2008       2007       2006      2005
                                                --------   --------   --------   -------   -------
MUNICIPAL BOND FUND --
INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF YEAR ........   $  12.79   $  12.75   $  12.66   $ 13.00   $ 12.80
                                                --------   --------   --------   -------   -------
INVESTMENT OPERATIONS:
   Net investment income ....................       0.50       0.48       0.43      0.40      0.38
   Net realized and unrealized gain (loss)
      on investments ........................      (0.10)      0.04       0.09     (0.34)     0.20
                                                --------   --------   --------   -------   -------
      Total from investment operations ......       0.40       0.52       0.52      0.06      0.58
                                                --------   --------   --------   -------   -------
DISTRIBUTIONS:
   From net investment income ...............      (0.50)     (0.48)     (0.43)    (0.40)    (0.38)
   From net realized gains ..................      (0.05)        --         --        --        --
                                                --------   --------   --------   -------   -------
      Total distributions ...................      (0.55)     (0.48)     (0.43)    (0.40)    (0.38)
                                                --------   --------   --------   -------   -------
NET ASSET VALUE -- END OF YEAR ..............   $  12.64   $  12.79   $  12.75   $ 12.66   $ 13.00
                                                ========   ========   ========   =======   =======
TOTAL RETURN ................................       3.27%      4.09%      4.15%     0.45%     4.56%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1)
   Expenses:
      Including expense limitations .........       0.62%      0.61%      0.65%     0.69%     0.75%
      Excluding expense limitations .........       0.62%      0.61%      0.65%     0.69%     0.79%
   Net investment income ....................       3.99%      3.70%      3.37%     3.12%     2.89%
   Portfolio turnover rate ..................         19%        37%        56%       45%       38%
Net assets at end of year (000 omitted) .....   $135,073   $134,272   $113,118   $89,424   $65,818

----------
(1) Prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I--Municipal Bond Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                               FOR THE PERIOD
                                                     FOR THE YEARS         DECEMBER 20, 2005 (1)
                                                     ENDED JUNE 30,               THROUGH
                                                ------------------------          JUNE 30,
                                                 2009     2008     2007             2006
                                                ------   ------   ------   ----------------------
MUNICIPAL BOND FUND -- A SHARES
NET ASSET VALUE -- BEGINNING
   OF PERIOD ................................   $12.79   $12.75   $12.66          $ 12.82
                                                ------   ------   ------          -------
INVESTMENT OPERATIONS:
   Net investment income ....................     0.47     0.45     0.40             0.20
   Net realized and unrealized gain
      (loss) on investments .................    (0.10)    0.04     0.09            (0.16)
                                                ------   ------   ------          -------
      Total from investment operations ......     0.37     0.49     0.49             0.04
                                                ------   ------   ------          -------
DISTRIBUTIONS:
   From net investment income ...............    (0.47)   (0.45)   (0.40)           (0.20)
   From net realized gains ..................    (0.05)      --       --               --
                                                ------   ------   ------          -------
      Total distributions ...................    (0.52)   (0.45)   (0.40)           (0.20)
                                                ------   ------   ------          -------
NET ASSET VALUE -- END OF PERIOD ............   $12.64   $12.79   $12.75          $ 12.66
                                                ======   ======   ======          =======
TOTAL RETURN(2) .............................     3.04%    3.86%    3.92%            0.29%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .........     0.87%    0.86%    0.90%            0.94%*
      Excluding expense limitations .........     0.87%    0.86%    0.90%            0.95%*
   Net investment income ....................     3.50%    3.48%    3.15%            2.94%*
   Portfolio turnover rate ..................       19%      37%      56%              45%(3)
Net assets at end of period (000 omitted) ...   $  164   $   11   $   10          $    10

----------
*    Annualized

**   Not annualized

(1)  Commencement of operations.

(2) Total return does not reflect the impact of the maximum front-end sales load of 2.00%. If reflected, the return would be lower.

(3) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF THE FUND. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of June 30, 2009, the Trust offered 16 series, three of which are included in these financial statements. The three series included are: Wilmington Short/Intermediate-Term Bond Fund ("Short/Intermediate-Term Bond Fund"), Wilmington Broad Market Bond Fund ("Broad Market Bond Fund") and Wilmington Municipal Bond Fund ("Municipal Bond Fund") (each, a "Fund" and collectively, the "Funds").

     Each Fund offers two classes of shares: Institutional Shares and A Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 2.00%.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

     SECURITY VALUATION. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Current market prices are generally not available for municipal securities; current market prices may also be unavailable for other types of fixed-income securities held by the Funds. To determine the value of those securities, the Funds may use a pricing service that takes into account not only developments related to the specific securities, but also transactions in comparable securities. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believes accurately reflects fair value. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

     The Funds have adopted the provisions of Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

     In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). The Funds have adopted FSP 157-4 effective with the June 30, 2009 annual report. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased and identifying circumstances that indicate a transaction is not orderly. FSP 157-4 also expands the three-level hierarchy disclosure and the level three roll-forward disclosure for each major security type.

     The following is a summary of the inputs used to value the Funds' net assets as of June 30, 2009. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                                                    LEVEL 2 -      LEVEL 3 -
                                        TOTAL        LEVEL 1 -     SIGNIFICANT    SIGNIFICANT
                                       VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
SHORT/INTERMEDIATE-TERM BOND FUND   JUNE 30, 2009      PRICES        INPUTS         INPUTS
---------------------------------   -------------   -----------   ------------   ------------
INVESTMENTS IN SECURITIES:
   Corporate Bonds ..............    $ 72,258,124   $        --   $ 72,258,124        $--
   Mortgage-Backed Securities ...       8,456,553            --      8,456,553         --
   U.S. Treasury and Agency
      Obligations ...............      61,950,021            --     61,950,021         --
   Municipal Bonds ..............         685,778            --        685,778         --
   Short-Term Investments .......      15,977,047    15,455,657        521,390         --
                                     ------------   -----------   ------------        ---
      Total .....................    $159,327,523   $15,455,657   $143,871,866        $--
                                     ============   ===========   ============        ===

BROAD MARKET BOND FUND
-----------------------------
INVESTMENTS IN SECURITIES:
   Corporate Bonds ..............    $ 38,937,574   $        --   $ 38,937,574        $--
   Mortgage-Backed Securities           4,052,972            --      4,052,972         --
   U.S. Treasury and Agency
      Obligations ...............      19,559,231            --     19,559,231         --
   Municipal Bonds ..............         731,496            --        731,496         --
   Preferred Stocks .............         227,040       227,040             --
   Short-Term Investments .......       2,589,042     2,448,047        140,995         --
                                     ------------   -----------   ------------        ---
      Total .....................    $ 66,097,355   $ 2,675,087   $ 63,422,268        $--
                                     ============   ===========   ============        ===

MUNICIPAL BOND FUND
---------------------------------
INVESTMENTS IN SECURITIES:
   Municipal Bonds ..............    $130,988,473   $        --   $130,988,473        $--
   Money Market Mutual Funds ....       2,616,527     2,616,527             --         --
                                     ------------   -----------   ------------        ---
      Total .....................    $133,605,000   $ 2,616,527   $130,988,473        $--
                                     ============   ===========   ============        ===

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

     FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

     Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis for financial reporting purposes. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

     CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

     DISTRIBUTIONS. Distributions from net investment income are declared daily and paid monthly. The Municipal Bond Fund determines the tax-exempt portion of its dividends uniformly based on the ratio of tax-exempt income and taxable income, if any, for the entire fiscal year. Distributions from net realized gains, if any, will be declared and paid annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as the investment adviser to each Fund. For its services, RSMC receives a fee from each Fund at an annual rate of 0.35% of the Fund's first $1 billion of average daily net assets; 0.30% of the Fund's next $1 billion of average daily net assets; and 0.25% of the Fund's average daily net assets in excess of $2 billion. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

     The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2009 are shown separately on the Statements of Operations.

     RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the year ended June 30, 2009 are shown separately on the Statements of Operations.

     PNC Global Investment Servicing (U.S.), Inc. provides sub-administration, accounting, and transfer agent services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

     COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds who are not employees or officers of RSMC or WTIM receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, disinterested Trustees may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

     DISTRIBUTION FEES. The A Shares of each Fund have in place a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

     Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the year ended June 30, 2009 are shown separately on the Statements of Operations.

4. INVESTMENT SECURITIES TRANSACTIONS. During the year ended June 30, 2009, purchases and sales of investment securities (excluding short-term investments) were as follows:

                  SHORT/INTERMEDIATE-   BROAD MARKET    MUNICIPAL
                     TERM BOND FUND      BOND FUND      BOND FUND
                  -------------------   ------------   -----------
Purchases .....       $48,394,840       $26,073,027    $23,120,572
Sales .........        69,909,498        30,679,802     30,210,822

5. SECURITIES LENDING AGREEMENT. Short/Intermediate-Term Bond Fund and Broad Market Bond Fund may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

     secured by cash collateral at least equal to 102% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Fund and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Fund records securities lending income net of such allocations.

     In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

6. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the years ended June 30, 2009 and June 30, 2008 for the Institutional Shares and A Shares were as follows.

                                       FOR THE YEAR ENDED         FOR THE YEAR ENDED
                                          JUNE 30, 2009              JUNE 30, 2008
                                    ------------------------   ------------------------
                                    INSTITUTIONAL              INSTITUTIONAL
                                        SHARES      A SHARES       SHARES      A SHARES
                                    -------------   --------   -------------   --------
Short/Intermediate-Term Bond Fund
Sold ............................      5,401,137      46,654      4,560,824      2,475
Issued on reinvestment
   of distributions .............        359,531       1,242        404,341        654
Redeemed ........................     (7,652,694)    (29,170)    (3,074,380)    (5,211)
                                      ----------    --------     ----------     ------
Net Increase (Decrease) .........     (1,892,026)     18,726      1,890,785     (2,082)
                                      ==========    ========     ==========     ======
Broad Market Bond Fund
Sold ............................      1,823,737     154,974      1,285,607        319
Issued on reinvestment
   of distributions .............        222,413       2,095        267,895         59
Redeemed ........................     (2,775,963)     (9,972)    (1,628,081)      (321)
                                      ----------    --------     ----------     ------
Net Increase (Decrease) .........       (729,813)    147,097        (74,579)        57
                                      ==========    ========     ==========     ======
Municipal Bond Fund
Sold ............................      4,867,316      12,113      3,645,226         --
Issued on reinvestment
   of distributions .............        197,819          38        148,721         29
Redeemed ........................     (4,872,683)         --     (2,172,068)        --
                                      ----------    --------     ----------     ------
Net Increase ....................        192,452      12,151      1,621,879         29
                                      ==========    ========     ==========     ======

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

7. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gain do not require such reclassification.

     At June 30, 2009, the following reclassifications were made within the capital accounts to reflect permanent differences relating primarily to paydown gains/losses on mortgage- and asset-backed securities.

                                         SHORT/INTERMEDIATE-   BROAD MARKET
                                            TERM BOND FUND       BOND FUND
                                         -------------------   ------------
Undistributed net investment income ..         $ 6,338            $ 1,764
Accumulated net realized gain (loss)
   on investments ....................          (6,338)            (1,764)

     The tax character of distributions paid for the years ended June 30, 2009 and June 30, 2008 were as follows:

                                             SHORT/INTERMEDIATE-   BROAD MARKET    MUNICIPAL
                                                TERM BOND FUND       BOND FUND     BOND FUND
                                             -------------------   ------------   ----------
YEAR ENDED JUNE 30, 2009
Ordinary income ..........................        $6,537,478        $3,120,033    $   17,930
Tax-exempt income ........................                --                --     5,027,476
Long-term capital gains ..................                --                --       473,438
                                                  ----------        ----------    ----------
Total distributions ......................        $6,537,478        $3,120,033    $5,518,844
                                                  ==========        ==========    ==========
YEAR ENDED JUNE 30, 2008
Ordinary income ..........................        $6,786,211        $3,597,106    $   11,561
Tax-exempt income ........................                --                --     4,488,505
Long-term capital gains ..................                --             5,973            --
                                                  ----------        ----------    ----------
Total distributions ......................        $6,786,211        $3,603,079    $4,500,066
                                                  ==========        ==========    ==========

     As of June 30, 2009, the components of accumulated earnings on a tax basis were as follows:

                                             SHORT/INTERMEDIATE-   BROAD MARKET    MUNICIPAL
                                                TERM BOND FUND       BOND FUND     BOND FUND
                                             -------------------   ------------   -----------
Undistributed ordinary income ............        $  734,365        $  340,956    $     4,985
Undistributed tax-exempt income ..........                --                --        279,314
Undistributed long-term capital gains ....           961,295           937,496         75,256
Other temporary differences ..............          (295,072)         (104,579)      (279,419)
Net unrealized appreciation (depreciation)
   of investments ........................         5,182,051         2,011,066     (2,680,746)
                                                  ----------        ----------    -----------
Total accumulated earnings/(deficit) .....        $6,582,639        $3,184,939    $(2,600,610)
                                                  ==========        ==========    ===========

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

     The differences between book basis and tax basis components of earnings (deficit) are attributable to deferred trustees' fees and dividends payable.

     For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. During the fiscal year ended June 30, 2009, Short/Intermediate-Term Bond Fund utilized $478,122 of capital loss carryforwards and Broad Market Bond Fund utilized $182,816 of capital loss carryforwards. At June 30, 2009, there were no capital loss carryforward balances.

     Post-October losses represent net capital losses realized from November 1, 2008 through June 30, 2009, that in accordance with Federal income tax regulations, the Funds can elect to defer and treat as having been recognized in the subsequent fiscal year. For the fiscal year ended June 30, 2009, the Funds had no net post-October capital losses to defer.

8. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

9. SUBSEQUENT EVENTS. In May 2009, Statement of Financial Accounting Standards No. 165 ("FAS 165") regarding Subsequent Events was issued and is effective with interim or annual financial periods ending after June 15, 2009. FAS 165 establishes general standards of accounting for and disclosure of events, that occur after the financial statement date, but before the financial statements are issued. Management has evaluated the impact of all subsequent events on the Funds through August 26, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   REPORT OF ERNST & YOUNG LLP,
   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wilmington Short/Intermediate-Term Bond Fund, Wilmington Broad Market Bond Fund and Wilmington Municipal Bond Fund (the "Funds") (three of the series constituting WT Mutual Fund) as of June 30, 2009, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wilmington Short/Intermediate-Term Bond Fund, Wilmington Broad Market Bond Fund and Wilmington Municipal Bond Fund series of WT Mutual Fund at June 30, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.


                                       (ERNST & YOUNG LLP)

Philadelphia, Pennsylvania
August 26, 2009

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   TAX INFORMATION (UNAUDITED)

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Municipal Bond Fund paid tax-exempt income distributions of $5,027,476 and paid capital gain distributions of $473,438 during the fiscal year ended June 30, 2009.

In January 2010, shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2009, including any distributions paid between July 1, 2009 and December 31, 2009.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   TRUSTEES AND OFFICERS

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES

       NAME AND                 POSITION(S) HELD
    DATE OF BIRTH,                  WITH TRUST,                   PRINCIPAL OCCUPATION(S)
  NUMBER OF FUNDS IN           TERM OF OFFICE AND                DURING PAST FIVE YEARS,
     FUND COMPLEX                LENGTH OF TIME                     OTHER DIRECTORSHIPS
OVERSEEN BY TRUSTEE(1)               SERVED                          HELD BY TRUSTEE
----------------------   ------------------------------   --------------------------------------
TED T. CECALA(2)         Trustee                          Director, Chairman of the Board, and
Date of Birth: 1/49                                       Chief Executive Officer of Wilmington
                         Shall serve at the pleasure of   Trust Corporation and Wilmington Trust
16 Funds                 the Board and until successor    Company since 1996; Member of the
                         is elected and qualified.        Board of Managers of Cramer Rosenthal
                         Trustee since August 2007.       McGlynn, LLC and Roxbury Capital
                                                          Management, LLC (registered investment
                                                          advisers).

                                                          Wilmington Trust Corporation;
                                                          Wilmington Trust Company.

ROBERT J. CHRISTIAN(3)   Trustee                          Retired since February 2006; Executive
Date of Birth: 2/49                                       Vice President of Wilmington Trust
                         Shall serve until death,         Company from February 1996 to
16 Funds                 resignation or removal.          February 2006; President of Rodney
                         Trustee since October 1998,      Square Management Corporation
                         President and Chairman of        ("RSMC") from 1996 to 2005; Vice
                         the Board from October 1998      President of RSMC 2005 to 2006.
                         to January 2006.

                                                          FundVantage Trust (4 portfolios);
                                                          Optimum Fund Trust (6 portfolios)
                                                          (registered investment companies).

(1) The "Fund Complex" currently consists of the Trust (16 funds) and CRM Mutual Fund Trust (8 funds).

(2) Mr. Cecala is an "Interested Trustee" by reason of his position with Wilmington Trust Corporation and Wilmington Trust Company, each an affiliate of RSMC, an investment adviser to the Trust.

(3) Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the Trust.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   TRUSTEES AND OFFICERS -- CONTINUED

INDEPENDENT TRUSTEES

       NAME AND                 POSITION(S) HELD
    DATE OF BIRTH,                 WITH TRUST,                       PRINCIPAL OCCUPATION(S)
  NUMBER OF FUNDS IN           TERM OF OFFICE AND                     DURING PAST FIVE YEARS,
     FUND COMPLEX                LENGTH OF TIME                        OTHER DIRECTORSHIPS
OVERSEEN BY TRUSTEE(1)               SERVED                              HELD BY TRUSTEE
----------------------   ------------------------------   --------------------------------------------
ROBERT ARNOLD            Trustee                          Founder and co-manager, R.H. Arnold &
Date of Birth: 3/44                                       Co., Inc. (financial consulting) since 1989.
                         Shall serve until death,
16 Funds                 resignation or removal.          First Potomac Realty Trust (real estate
                         Trustee since May 1997.          investment trust).

DR. ERIC BRUCKER         Trustee                          Professor of Economics, Widener
Date of Birth: 12/41                                      University since July 2004; formerly
                         Shall serve until death,         Dean, School of Business Administration
16 Funds                 resignation or removal.          of Widener University from 2001 to 2004;
                         Trustee since October 1999.      Dean, College of Business, Public Policy
                                                          and Health at the University of Maine
                                                          from September 1998 to June 2001.

                                                          None

NICHOLAS GIORDANO        Trustee and Chairman of          Consultant, financial services
Date of Birth: 3/43      the Board                        organizations from 1997 to present;
                                                          Interim President, LaSalle University
16 Funds                 Shall serve until death,         from 1998 to 1999; President and Chief
                         resignation or removal.          Executive Officer, Philadelphia Stock
                         Trustee since October 1998.      Exchange from 1981 to 1997.

                                                          Kalmar Pooled Investment Trust;
                                                          The RBB Fund, Inc. (19 portfolios)
                                                          (registered investment companies);
                                                          Independence Blue Cross; IntriCon
                                                          Corporation (industrial furnaces and
                                                          ovens).

LOUIS KLEIN, JR.         Trustee                          Self-employed financial consultant
Date of Birth: 5/35                                       since 1991.

                         Shall serve until death,
24 Funds                 resignation or removal.          CRM Mutual Fund Trust (registered
                         Trustee since October 1999.      investment companies); (8 portfolios)
                                                          WHX Corporation (industrial
                                                          manufacturer).

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   TRUSTEES AND OFFICERS -- CONTINUED

INDEPENDENT TRUSTEES (CONTINUED)

       NAME AND                 POSITION(S) HELD
    DATE OF BIRTH,                WITH TRUST,                        PRINCIPAL OCCUPATION(S)
  NUMBER OF FUNDS IN           TERM OF OFFICE AND                    DURING PAST FIVE YEARS,
     FUND COMPLEX                LENGTH OF TIME                        OTHER DIRECTORSHIPS
OVERSEEN BY TRUSTEE(1)               SERVED                              HELD BY TRUSTEE
----------------------   ------------------------------   --------------------------------------------
THOMAS LEONARD           Trustee                          Retired since 2008; former Partner with
Date of Birth: 2/49                                       PricewaterhouseCoopers (public
                                                          accounting) from May 1970 to June 2008.

                         Shall serve until death,
16 Funds                 resignation or removal.
                         Trustee since July 2008.         Alpha One Capital Partners, LLC
                                                          (2 portfolios) (unregistered investment
                                                          companies).

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   TRUSTEES AND OFFICERS -- CONTINUED

EXECUTIVE OFFICERS

                                 POSITION(S) HELD
                                    WITH TRUST,                       PRINCIPAL OCCUPATION(S)
                                TERM OF OFFICE AND                   DURING PAST FIVE YEARS,
  NAME, ADDRESS AND               LENGTH OF TIME                       OTHER DIRECTORSHIPS
    DATE OF BIRTH                    SERVED                                  HELD
------------------------   ------------------------------   ------------------------------------------
JOHN J. KELLEY             President & Chief Executive      President of Rodney Square Management
1100 North Market Street   Officer                          Corporation ("RSMC") since 2008; Vice
Wilmington, DE 19890                                        President of Wilmington Trust Investment
Date of Birth: 9/59        Shall serve at the pleasure of   Management, LLC ("WTIM") since
                           the Board and until successor    2005; Vice President of PNC Global
                           is elected and qualified.        Investment Servicing (U.S.), Inc.
                           Officer since September 2005.    (formerly PFPC Inc.) from January 2005
                                                            to July 2005; Vice President of
                                                            Administration, 1838 Investment
                                                            Advisors, LP from 1999 to 2005; Chief
                                                            Compliance Officer, 1838 Investment
                                                            Advisors, LP from 2004 to 2005.

                                                            N/A

CLAYTON M. ALBRIGHT        Vice President                   Managing Director, Fixed Income
1100 North Market Street                                    Management, Wilmington Trust since
Wilmington, DE 19890       Shall serve at the pleasure of   2007; Director, Fixed Income Research
Date of Birth: 9/53        the Board and until successor    and Portfolio Manager, Wilmington Trust
                           is elected and qualified.        from 1996 to 2007; Vice President,
                           Officer since October 1998.      Rodney Square Management Corporation
                                                            RSMC since 2001; Vice President of
                                                            WTIM since 2006; Vice President,
                                                            Wilmington Trust Company since 1997.

                                                            N/A

JOSEPH M. FAHEY, JR.       Vice President                   Investment Adviser, WTIM since 2003;
1100 North Market Street                                    Vice President, RSMC since 1992.
Wilmington, DE 19890       Shall serve at the pleasure of
Date of Birth: 1/57        the Board and until successor    N/A
                           is elected and qualified.
                           Officer since November 1999.

JOHN C. MCDONNELL          Vice President, Chief            Director of Mutual Fund Administration,
1100 North Market Street   Financial Officer & Treasurer    WTIM, since October 2005; Audit and
Wilmington, DE 19890                                        Assurance - Senior, Deloitte (public
Date of Birth: 4/66        Shall serve at the pleasure of   accounting) from September 2004 to
                           the Board and until successor    October 2005; Mutual Fund
                           is elected and qualified.        Administration, 1838 Investment
                           Officer since November 2005.     Advisors, LP from March 1999 to
                                                            September 2004.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   TRUSTEES AND OFFICERS -- CONTINUED

EXECUTIVE OFFICERS (CONTINUED)

                                  POSITION(S) HELD
                                      WITH TRUST,                     PRINCIPAL OCCUPATION(S)
                                  TERM OF OFFICE AND                   DURING PAST FIVE YEARS,
   NAME, ADDRESS AND               LENGTH OF TIME                       OTHER DIRECTORSHIPS
     DATE OF BIRTH                     SERVED                                 HELD
------------------------   ------------------------------   ------------------------------------------
ANNA M. BENCROWSKY         Vice President, Chief            Chief Compliance Officer, WTIM since
1100 North Market Street   Compliance Officer & Anti-       2007; Vice President, WTIM since 2004;
Wilmington, DE 19890       Money Laundering Officer         Vice President and Chief Compliance
Date of Birth: 5/51                                         Officer, RSMC since 2004; Vice
                           Shall serve at the pleasure of   President and Chief Compliance Officer,
                           the Board and until successor    1838 Investment Advisors, LP from
                           is elected and qualified;        1999 to 2004.
                           Officer since September 2004.

                                                            N/A

EDWARD W. DIFFIN, JR.      Vice President & Secretary       Director of Mutual Fund Regulatory
1100 North Market Street                                    Administration of WTIM since November
Wilmington, DE 19890       Shall serve at the pleasure of   2006; Coleman Counsel Per Diem from
Date of Birth: 1/52        the Board and until successor    November 2005 to November 2006; Vice
                           is elected and qualified;        President and Senior Counsel of Merrill
                           Officer since February 2007.     Lynch & Co., Inc. from 1994 to 2005.

                                                            N/A

WILMINGTON FUNDS -- FIXED INCOME FUNDS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge by calling the Fund at (800) 336-9970 or on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve-month period ended June 30, 2009 is available, without charge, by calling the Fund at (800) 336-9970 or on the SEC's website listed above.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]


TRUSTEES                OFFICERS

Nicholas A. Giordano    John J. Kelley
Chairman of the Board   President & Chief Executive Officer

                        John C. McDonnell
Robert H. Arnold        Vice President, Chief Financial Officer
                        & Treasurer

Dr. Eric Brucker
                        Edward W. Diffin Jr.
                        Vice President & Secretary

Ted T. Cecala
                        Clayton M. Albright
Robert J. Christian     Vice President

                        Joseph M. Fahey Jr.
Louis Klein Jr.         Vice President

Thomas Leonard          Anna M. Bencrowsky
                        Vice President, Chief Compliance Officer &
                        Anti-Money Laundering Officer

CUSTODIAN
Wilmington Trust Company
1100 North Market Street, Wilmington, DE 19890

INVESTMENT ADVISER AND ADMINISTRATOR
Rodney Square Management Corporation
1100 North Market Street, Wilmington, DE 19890

SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT
PNC Global Investment Servicing (U.S.), Inc.
301 Bellevue Parkway, Wilmington, DE 19809

THIS ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON FIXED INCOME FUNDS - INSTITUTIONAL AND A SHARES.

WILMINGTON |                                                   FIXED_ANN_6/09
     FUNDS |

                                  EQUITY FUNDS

                          ANNUAL REPORT | JUNE 30, 2009

                                                                LARGE-CAP GROWTH

                                                                 LARGE-CAP VALUE

                                                                  SMALL-CAP CORE

                      WILMINGTON | (WILMINGTON FUNDS LOGO)
                           FUNDS |

WILMINGTON FUNDS -- EQUITY FUNDS

CONTENTS

                                                                            page
                                                                            ----
President's Message .....................................................     2
Expense Disclosure ......................................................    11
Disclosure of Portfolio Holdings ........................................    13
Investments .............................................................    14
Financial Statements ....................................................    35
Financial Highlights ....................................................    40
Notes to Financial Statements ...........................................    46
Report of Independent Registered Public Accounting Firm .................    53
Tax Information .........................................................    54
Trustees and Officers ...................................................    55

DESCRIPTION OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged.

All indices assume the reinvestment of dividends and interest income unless otherwise noted.

RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL 3000(R) GROWTH INDEX measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 3000(R) VALUE INDEX measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2000(R) GROWTH INDEX measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000(R) VALUE INDEX measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 1000(R) INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

STANDARD & POOR'S 500 INDEX (S&P 500(R)) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

RUSSELL 1000(R), RUSSELL 2000(R) AND RUSSELL 3000(R) ARE TRADEMARKS OF THE FRANK RUSSELL COMPANY.

S&P INDICES ARE A REGISTERED TRADEMARK OF STANDARD & POOR'S CORPORATION, INC., A DIVISION OF THE MCGRAW-HILL COMPANIES.

WILMINGTON FUNDS -- EQUITY FUNDS
PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

     Most stocks posted losses for the Equity Funds' fiscal year ended June 30, 2009. For the year, the Russell 3000 Index, Russell 1000 Index and Russell 2000 Index, representing broad market equities, large-cap equities and small-cap equities, were down -26.6%, -26.7%, and -25.0%, respectively. Beginning in January 2009, the U.S. economy began to show tentative signs of life, as stocks rose, jobless claims dropped, and consumer confidence increased. Total returns for the Russell 3000, Russell 1000 and Russell 2000 Indices for the period January 1 through June 30, 2009, were 4.2%, 4.3%, and 2.6%, respectively.

     During the Funds' fiscal year, small-cap equities declined a little less than large-cap equities, as shown by the -25.0% loss for the Russell 2000 Index and the -26.7% drop for the Russell 1000 Index. For the 2009 calendar year-to-date period, small-caps underperformed large-caps, with the Russell 2000 Index up 2.6% and the Russell 1000 Index up 4.3%. During the Funds' fiscal year, growth stocks outperformed value stocks; the Russell 3000 Growth Index declined -24.5% while the Russell 3000 Value Index declined -28.7%.

     Cyclical exposure paid off during the quarter ended June 30, 2009, with Financials, Technology, Industrials, and Consumer Discretionary leading the Standard & Poor's 500 Index, while Telecommunications, Healthcare, Utilities, and Consumer Staples underperformed. Even though large-cap Financials performed very well, small-cap Financials were the second worst performing sector in the Russell 2000 Index for the quarter ended June 30, 2009.

     Although market strategists and commentators seem to alert us every day to the inflationary implications of current policy actions--and we agree with such warnings about the policy--inflation doesn't seem to be a likely near-term concern. The headline Consumer Price Index (CPI) declined -1.3% for the 12-month period ended May 2009. This was the biggest decline in 58 years, and was due to a -27% decline in energy prices. Core inflation (excluding food and energy) was up only 1.8% for the year ended May 2009. Wholesale prices, as measured by the Producer Price Index (PPI), declined by -5% year-over-year as of May 2009, which was also the biggest drop in more than 50 years.

     The ongoing debate over government programs is pervasive in the press: Is the stimulus enough to revive the economy or is it so excessive that it will create a major inflationary uptrend? With ample slack in the economy, any return to a high inflation rate is not likely in the near-term. While low-priced, lower-quality stocks outperformed through May, the month of June returned to a more cautious view, with defensive companies outperforming. Investors are placing more credence in a double-dip recession scenario, as government stimulus may only create temporary demand growth, and the weight of continued employment losses may eventually put the prospect of economic rebound in 2010 at risk.

LOOKING AHEAD

     We believe there are initial signs that the economy is, or soon will be, in recovery mode. These include a potential second-half bottoming in the housing market, an expansion of auto production from currently depressed rates, stimulus-driven strength in personal income, and a gradual upturn in consumer and business confidence. Based on what seems like a large amount of "slack" (i.e., ample supply) in the "labor" and "capital" factors of production, any real inflationary threat seems some time away.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

     Our alpha model process is designed to identify and exploit momentum in factors that are driving the returns of common stocks in order to generate excess returns for the Funds. The model process first aims

WILMINGTON FUNDS -- EQUITY FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

to identify profitable factors in the market and then tries to select those stocks it believes will benefit most from those identified factors. At the same time and in a similar fashion, it seeks to identify unprofitable factors and avoid stocks with those attributes. We believe that when the process works as anticipated, a Fund should outperform its benchmark market index. The process tends to underperform when there is a reversal in the attributes of the outperforming stocks as it takes time for the alphas to reflect the new preference and these strategies use a limited amount of turnover in this process. As a result, quick reversals in preferences can take several months to be reflected in the portfolio positioning. The beginning of March marked such a reversal impacting results in April and May.

     The turnaround in the market that occurred in March started with a turn in Financials that spurred a move toward early cycle stocks and away from defensive stocks. Prior to March 9, the model's defensive posture helped the Funds outperform up to that date. Afterward, the sharp reversal in investor preference towards cyclical, volatile, lower quality, low priced investments caused the Funds to underperform.

     During the trailing one-year period, there have been two significant reversals in market preferences creating the underperformance seen over the last year. In addition to the sharp turn in March 2009, a similar turn occurred in July 2008. After a strong run in the Energy and other commodity-based companies in the Basic Materials sector in the first half of 2008, the market turned abruptly in July after the model had developed a strong overweight to these companies. In early March 2009, after a strong run of relative performance in defensive sectors including Consumer Staples, Utilities and Healthcare, the market shifted abruptly away from defensive sectors to more cyclical sectors including the beaten down Financial sector as well as the Technology and Consumer Discretionary sectors. These 180 degree turns in market preferences are difficult for the model to react to quickly without very high levels of turnover. In the past, when preferences change this drastically, the model typically takes two months to react to a change of this magnitude. Recognizing that this shift was occurring, we ramped up turnover to double its normal level during the quarter to reposition the portfolio towards a more neutral stance from its former defensive orientation. While the underperformance experienced in April was large, the repositioning helped to cushion the degree of underperformance in May and allowed the strategy to outperform in June. A key discipline of this strategy is to react to these dramatic shifts in market sentiment at a measured pace which avoids whipsaw and in most market environments serves the model well.

     Due to the large shift in markets both in this quarter and in the prior year's third quarter, each Fund lagged the performance of its benchmark for the quarter, year to date, and over the trailing 1 year. It is extremely rare to see two seismic shifts in investor preference in the same year. We anticipate the model will work better in the upcoming year as volatility settles down.

     The model currently favors smaller cap stocks over large. Growth stocks are preferred over value. Consumer Discretionary, Technology, and Healthcare stocks are preferred over Energy, Financials, and Utility stocks. The model favors low dividend yield, high beta, lower quality, higher estimated growth, higher P/E, and dislikes longer-term momentum.

WILMINGTON FUNDS -- EQUITY FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

WILMINGTON LARGE-CAP GROWTH FUND

     The Institutional Shares of the Wilmington Large-Cap Growth Fund ("Large-Cap Growth Fund") returned -27.96% for the year ended June 30, 2009, compared to a return of -24.50% for the Russell 1000 Growth Index.

     The top ten holdings as of June 30, 2009, representing approximately 22.5% of total investments, were:

                                    PERCENT OF TOTAL
10 LARGEST HOLDINGS                   INVESTMENTS
----------------------              ----------------
Microsoft Corp.                           3.9%
Cisco Systems, Inc.                       2.7%
Google, Inc. - Class A                    2.5%
Intel Corp.                               2.2%
PepsiCo, Inc.                             2.2%

                                    PERCENT OF TOTAL
10 LARGEST HOLDINGS                    INVESTMENTS
----------------------              ----------------
Hewlett-Packard Co.                       2.2%
Johnson & Johnson                         1.8%
Philip Morris International, Inc.         1.7%
The Coca-Cola Co.                         1.7%
Apple Computer, Inc.                      1.6%

     The following graph and performance table compares the performance of the Large-Cap Growth Fund and the Russell 1000 Growth Index for the ten years ended June 30, 2009.

                              LARGE-CAP GROWTH FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

                              (PERFORMANCE GRAPH)

                                 Large-Cap Growth
            Russell 1000(R)   Fund -- Institutional
              Growth Index            Shares
            ---------------   ---------------------
6/30/1999        10000                10000
6/30/2000        12565                13327
6/30/2001         8020                 8075
6/30/2002         5896                 5536
6/30/2003         6069                 5555
6/30/2004         7155                 6325
6/30/2005         7275                 6583
6/30/2006         7720                 6854
6/30/2007         9190                 8064
6/30/2008         8642                 7622
6/30/2009         6525                 5491

WILMINGTON FUNDS -- EQUITY FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

                                              Average Annual Total Returns
                                      ------------------------------------------
                                                                       SINCE
                                      1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)
                                      ------   -------   --------   ------------
Large-Cap Growth Fund
--  Institutional Shares              -27.96%  -2.79%     -5.82%          NA
--  A Shares (with sales charge)(2)   -30.66%     NA         NA        -8.15%
--  A Shares at NAV                   -28.14%     NA         NA        -7.22%
Russell 1000 Growth Index             -24.50%  -1.83%     -4.18%       -5.12%
Fund Gross Expense Ratios(3): Institutional Shares - 1.13%, A Shares - 1.38%
Fund Net Expense Ratios(3): Institutional Shares - 1.11%, A Shares - 1.36%

----------
     THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE TEN-YEAR PERIOD ENDED JUNE 30, 2009 COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDEX FOR THE SAME PERIOD. RETURNS FOR THE A SHARES WILL BE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 3.50% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12B-1). A SHARES COMMENCED OPERATIONS ON DECEMBER 20, 2005. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

     PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

     AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) NO SINCE INCEPTION RETURN IS PROVIDED FOR SHARE CLASSES THAT HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE SINCE INCEPTION RETURNS SHOWN FOR THE A SHARES AND THE INDEX ARE FOR THE PERIOD DECEMBER 20, 2005 THROUGH JUNE 30, 2009.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(3) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2008 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT.

WILMINGTON FUNDS -- EQUITY FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

WILMINGTON LARGE-CAP VALUE FUND

     The Institutional Shares of the Wilmington Large-Cap Value Fund (Large-Cap Value Fund) returned -30.33% for the year ended June 30, 2009, compared to a return of -29.03% for the Russell 1000 Value Index.

     The top ten holdings as of June 30, 2009, representing approximately 20.5% of total investments, were:

                               PERCENT OF TOTAL
10 LARGEST HOLDINGS              INVESTMENTS
-------------------            ----------------
Exxon Mobil Corp.                     3.9%
Chevron Corp.                         2.6%
JPMorgan Chase & Co.                  2.4%
AT&T, Inc.                            2.4%
General Electric Co.                  2.0%

                               PERCENT OF TOTAL
10 LARGEST HOLDINGS               INVESTMENTS
-------------------            ----------------
Verizon Communications, Inc.          1.7%
Wells Fargo & Co.                     1.7%
Bank of America Corp.                 1.5%
Pfizer, Inc.                          1.2%
Johnson & Johnson                     1.1%

     The following graph and performance table compares the performance of the Large-Cap Value Fund and the Russell 1000 Value Index for the ten years ended June 30, 2009.

                              LARGE-CAP VALUE FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

                              (PERFORMANCE GRAPH)

                                 Large-Cap Value
            RUSSELL 1000(R)   Fund -- Institutional
             VALUE INDEX              Shares
            ---------------   ---------------------
6/30/1999        10000                10000
6/30/2000         9109                10661
6/30/2001        10049                11657
6/30/2002         9150                 8857
6/30/2003         9056                 8938
6/30/2004        10970                10410
6/30/2005        12512                11312
6/30/2006        14026                12328
6/30/2007        17094                14881
6/30/2008        13883                13617
6/30/2009         9853                 9487

WILMINGTON FUNDS -- EQUITY FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

                                             Average Annual Total Returns
                                      ------------------------------------------
                                                                       SINCE
                                      1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)
                                      ------   -------   --------   ------------
Large-Cap Value Fund
--  Institutional Shares              -30.33%   -1.84%    -0.53%          NA
--  A Shares (with sales charge)(2)   -32.96%      NA        NA        -7.42%
--  A Shares at NAV                   -30.54%      NA        NA        -6.49%
Russell 1000 Value Index              -29.03%   -2.13%    -0.15%       -8.04%
Fund Gross Expense Ratios(3): Institutional Shares - 1.21%, A Shares - 1.46%
Fund Net Expense Ratios(3): Institutional Shares - 1.19%, A Shares - 1.44%

----------
     THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE TEN-YEAR PERIOD ENDED JUNE 30, 2009 COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDEX FOR THE SAME PERIOD. RETURNS FOR THE A SHARES WILL BE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 3.50% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12B-1). A SHARES COMMENCED OPERATIONS ON DECEMBER 20, 2005. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

     PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

     AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) NO SINCE INCEPTION RETURN IS PROVIDED FOR SHARE CLASSES THAT HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE SINCE INCEPTION RETURNS SHOWN FOR THE A SHARES AND THE INDEX ARE FOR THE PERIOD DECEMBER 20, 2005 THROUGH JUNE 30, 2009.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(3) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2008 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT.

WILMINGTON FUNDS -- EQUITY FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

WILMINGTON SMALL-CAP CORE FUND

     The Institutional Shares of the Wilmington Small-Cap Core Fund returned -30.06% for the year ended June 30, 2009, compared to a return of -25.01% for the Russell 2000 Index.

     The top ten holdings as of June 30, 2009, representing approximately 7.9% of total investments, were:

                                 PERCENT OF TOTAL
10 LARGEST HOLDINGS                 INVESTMENTS
------------------------------   ----------------
Standard Microsystems Corp.            1.3%
Jack Henry & Associates, Inc.          1.0%
Neogen Corp.                           0.9%
Exponent, Inc.                         0.9%
Korn/Ferry International, Inc.         0.7%

                                 PERCENT OF TOTAL
10 LARGEST HOLDINGS                 INVESTMENTS
------------------------------   ----------------
Christopher & Banks Corp.              0.7%
Core-Mark Holding Co., Inc.            0.6%
WD-40 Co.                              0.6%
Cenveo, Inc.                           0.6%
Perot Systems Corp. - Class A          0.6%

     The following graph and performance table compares the performance of the Small-Cap Core Fund and the Russell 2000 Index for the ten years ended June 30, 2009.

                                   SMALL-CAP CORE FUND
          COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

                              (PERFORMANCE GRAPH)

                                  Small-Cap Core
            Russell 2000(R)   Fund -- Institutional
                 Index                Shares
            ---------------   ---------------------
6/30/1999        10000                10000
6/30/2000        11432                13693
6/30/2001        11496                12751
6/30/2002        10509                10986
6/30/2003        10337                10314
6/30/2004        13786                12907
6/30/2005        15089                13637
6/30/2006        17289                15498
6/30/2007        20128                18039
6/30/2008        16869                15692
6/30/2009        12650                10975

WILMINGTON FUNDS -- EQUITY FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

                                              Average Annual Total Returns
                                      ------------------------------------------
                                                                       SINCE
                                      1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)
                                      ------   -------   --------   ------------
Small-Cap Core Fund
--  Institutional Shares              -30.06%   -3.19%     0.93%         NA
--  A Shares (with sales charge)(2)   -32.64%      NA         NA      -8.97%
--  A Shares at NAV                   -30.17%      NA         NA      -8.04%
Russell 2000 Index                    -25.01%   -1.71%     2.38%      -6.36%

Fund Gross Expense Ratios(3): Institutional Shares - 1.75%, A Shares - 2.00%
Fund Net Expense Ratios(3): Institutional Shares - 1.69%, A Shares - 1.94%

----------
     THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE TEN-YEAR PERIOD ENDED JUNE 30, 2009 COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDEX FOR THE SAME PERIOD. RETURNS FOR THE A SHARES WILL BE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 3.50% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12B-1). A SHARES COMMENCED OPERATIONS ON DECEMBER 20, 2005. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

     PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

     AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

     SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

(1) THE SINCE INCEPTION RETURNS SHOWN FOR A SHARES AND THE INDEX ARE FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS OF A SHARES, THROUGH JUNE 30, 2009.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(3) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2008 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT.

WILMINGTON FUNDS -- EQUITY FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

     We invite your comments and questions and thank you for your investment in the Wilmington Equity Funds.

     Sincerely,


                                        /s/ John J. Kelley

                                        John J. Kelley
                                        President

July 23, 2009

     YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEBSITE AT www.wilmingtonfunds.com. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

     MR. KELLEY'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- EQUITY FUNDS
EXPENSE DISCLOSURE

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

     - ACTUAL FUND RETURN AND EXPENSES. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     - HYPOTHETICAL 5% RETURN AND EXPENSES. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

WILMINGTON FUNDS -- EQUITY FUNDS
EXPENSE DISCLOSURE -- CONTINUED

FOR THE PERIOD JANUARY 1, 2009 TO JUNE 30, 2009

EXPENSE TABLES

                                                  BEGINNING     ENDING                 EXPENSES
                                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                                    VALUE       VALUE       EXPENSE     DURING
                                                   1/1/09      6/30/09       RATIO      PERIOD*
                                                  ---------   ---------   ----------   --------
LARGE-CAP GROWTH FUND -- INSTITUTIONAL SHARES
Actual Fund Return ............................   $1,000.00   $1,072.50      1.71%      $ 8.79
Hypothetical 5% Return Before Expenses ........    1,000.00    1,016.21      1.71         8.58
LARGE-CAP GROWTH FUND -- A SHARES
Actual Fund Return ............................   $1,000.00   $1,071.10      1.96%      $ 9.86
Hypothetical 5% Return Before Expenses ........    1,000.00    1,014.95      1.96         9.84
LARGE-CAP VALUE FUND -- INSTITUTIONAL SHARES
Actual Fund Return ............................   $1,000.00   $  948.40      1.69%      $ 8.16
Hypothetical 5% Return Before Expenses ........    1,000.00    1,016.31      1.69         8.48
LARGE-CAP VALUE FUND -- A SHARES
Actual Fund Return ............................   $1,000.00   $  946.10      1.94%      $ 9.62
Hypothetical 5% Return Before Expenses ........    1,000.00    1,015.05      1.94         9.74
SMALL-CAP CORE FUND -- INSTITUTIONAL SHARES
Actual Fund Return ............................   $1,000.00   $1,008.10      2.20%      $10.95
Hypothetical 5% Return Before Expenses ........    1,000.00    1,013.75      2.20        11.04
SMALL-CAP CORE FUND -- A SHARES
Actual Fund Return ............................   $1,000.00   $1,006.10      2.45%      $12.15
Hypothetical 5% Return Before Expenses ........    1,000.00    1,012.49      2.45        12.30

----------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

WILMINGTON FUNDS -- EQUITY FUNDS
DISCLOSURE OF PORTFOLIO HOLDINGS

PORTFOLIO HOLDINGS

JUNE 30, 2009

The following tables present a summary of the portfolio holdings of each of the Wilmington Equity Funds as a percentage of its total investments, excluding short-term investments held as collateral for loaned securities.

LARGE-CAP GROWTH FUND
Common Stocks
   INFORMATION TECHNOLOGY        32.5%
   HEALTH CARE                   15.9%
   CONSUMER STAPLES              14.2%
   CONSUMER DISCRETIONARY        11.2%
   INDUSTRIALS                   10.5%
   ENERGY                         6.4%
   FINANCIALS                     4.2%
   MATERIALS                      3.2%
   UTILITIES                      1.0%
   TELECOMMUNICATION SERVICES     0.8%
Short-Term Investments            0.1%
                                -----
                                100.0%
                                =====

SMALL-CAP CORE FUND
Common Stocks
   INFORMATION TECHNOLOGY        22.1%
   CONSUMER DISCRETIONARY        18.1%
   FINANCIALS                    16.7%
   HEALTH CARE                   15.3%
   INDUSTRIALS                   14.3%
   ENERGY                         3.7%
   CONSUMER STAPLES               3.5%
   UTILITIES                      2.6%
   MATERIALS                      2.3%
   TELECOMMUNICATION SERVICES     1.4%
                                -----
                                100.0%
                                =====

LARGE-CAP VALUE FUND
Common Stocks
   FINANCIALS                    21.5%
   ENERGY                        18.9%
   HEALTH CARE                   10.8%
   CONSUMER DISCRETIONARY         9.8%
   INDUSTRIALS                    9.8%
   CONSUMER STAPLES               8.1%
   TELECOMMUNICATION SERVICES     6.7%
   UTILITIES                      6.0%
   INFORMATION TECHNOLOGY         5.4%
   MATERIALS                      3.0%
                                -----
                                100.0%
                                =====

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- EQUITY FUNDS
LARGE-CAP GROWTH FUND
INVESTMENTS / JUNE 30, 2009

(Showing Percentage of Net Assets)

                                                                        VALUE
                                                        SHARES         (NOTE 2)
                                                     ------------   ------------
COMMON STOCK -- 100.1%
   CONSUMER DISCRETIONARY -- 11.2%
      AUTO COMPONENTS -- 0.6%
         Gentex Corp. ............................          4,200   $     48,720
         The Goodyear Tire &
            Rubber Co.* ..........................          7,000         78,820
                                                                    ------------
                                                                         127,540
                                                                    ------------
   DIVERSIFIED CONSUMER SERVICES -- 0.3%
      Brink's Home Security
         Holdings, Inc.* .........................          1,600         45,296
      DeVry, Inc. ................................            300         15,012
                                                                    ------------
                                                                          60,308
                                                                    ------------
   HOTELS, RESTAURANTS & LEISURE -- 2.5%
      Chipotle Mexican Grill,
         Inc. - Class A* .........................            700         56,000
      International Game
         Technology ..............................          4,500         71,550
      Las Vegas Sands Corp.* .....................          9,500         74,670
      Marriott International, Inc. - Class A .....          2,007         44,303
      MGM MIRAGE* ................................         10,300         65,817
      Scientific Games
         Corp. - Class A* ........................          3,100         48,887
      Starbucks Corp.* ...........................          6,100         84,729
      Wynn Resorts, Ltd.* ........................          1,500         52,950
                                                                    ------------
                                                                         498,906
                                                                    ------------
   INTERNET & CATALOG RETAIL -- 0.9%
      Amazon.com, Inc.* ..........................          2,100        175,686
                                                                    ------------
   MEDIA -- 1.1%
      John Wiley & Sons,
         Inc. - Class A ..........................          2,100         69,825
      The DIRECTV Group,
         Inc.* ...................................            800         19,768
      The Walt Disney Co. ........................          3,000         69,990
      Viacom, Inc. - Class B* ....................          3,000         68,100
                                                                    ------------
                                                                         227,683
                                                                    ------------
   MULTILINE RETAIL -- 1.6%
      Big Lots, Inc.* ............................          3,700         77,811
      Kohl's Corp.* ..............................            500         21,375
      Target Corp. ...............................          5,300        209,191
                                                                    ------------
                                                                         308,377
                                                                    ------------

                                                                        VALUE
                                                        SHARES         (NOTE 2)
                                                     ------------   ------------
   SPECIALTY RETAIL -- 3.0%
      AnnTaylor Stores Corp.* ....................         16,900      $ 134,862
      Carmax, Inc.* ..............................          4,200         61,740
      Dick's Sporting Goods,
         Inc.* ...................................          2,700         46,440
      GameStop Corp. -
         Class A* ................................          3,400         74,834
      Lowe's Cos., Inc. ..........................          2,000         38,820
      PetSmart, Inc. .............................          1,500         32,190
      Ross Stores, Inc. ..........................          1,100         42,460
      Staples, Inc. ..............................          8,200        165,394
                                                                    ------------
                                                                         596,740
                                                                    ------------
   TEXTILES, APPAREL & LUXURY GOODS -- 1.2%
      Coach, Inc. ................................          5,200        139,776
      Nike, Inc. - Class B .......................          1,900         98,382
                                                                    ------------
                                                                         238,158
                                                                    ------------
   TOTAL CONSUMER DISCRETIONARY ..................                     2,233,398
                                                                    ------------
CONSUMER STAPLES -- 14.2%
   BEVERAGES -- 4.4%
      Brown-Forman Corp. -
         Class B .................................          2,200         94,556
      PepsiCo, Inc. ..............................          8,000        439,680
      The Coca-Cola Co. ..........................          7,100        340,729
                                                                    ------------
                                                                         874,965
                                                                    ------------
   FOOD & STAPLES RETAILING -- 4.7%
      Costco Wholesale Corp. .....................          5,000        228,500
      CVS Caremark Corp. .........................          3,439        109,601
      SYSCO Corp. ................................          6,600        148,368
      Wal-Mart Stores, Inc. ......................          5,000        242,200
      Walgreen Co. ...............................          6,400        188,160
      Whole Foods Market, Inc. ...................          1,300         24,674
                                                                    ------------
                                                                         941,503
                                                                    ------------
   FOOD PRODUCTS -- 0.8%
      Archer-Daniels-Midland
         Co. .....................................          1,400         37,478
      Smithfield Foods, Inc.* ....................          4,100         57,277
      The J.M. Smucker Co. .......................          1,200         58,392
                                                                    ------------
                                                                         153,147
                                                                    ------------
   HOUSEHOLD PRODUCTS -- 0.8%
      Procter & Gamble Co. .......................          3,233        165,206
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
LARGE-CAP GROWTH FUND

INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
      PERSONAL PRODUCTS -- 1.4%
         Avon Products, Inc. .....................          3,100   $     79,918
         Bare Escentuals, Inc.* ..................         15,400        136,598
         NBTY, Inc.* .............................          2,400         67,488
                                                                    ------------
                                                                         284,004
                                                                    ------------
      TOBACCO -- 2.1%
         Altria Group, Inc. ......................          1,400         22,946
         Lorillard, Inc. .........................            800         54,216
         Philip Morris International,Inc. ........          8,000        348,960
                                                                    ------------
                                                                         426,122
                                                                    ------------
      TOTAL CONSUMER STAPLES ........................                  2,844,947
                                                                    ------------
   ENERGY -- 6.4%
      ENERGY EQUIPMENT & SERVICES -- 3.4%
         Baker Hughes, Inc. ......................          1,600         58,304
         Cameron International Corp.* ............          2,200         62,260
         ENSCO International, Inc. ...............          2,000         69,740
         Halliburton Co. .........................          2,000         41,400
         Key Energy Services, Inc.* ..............          2,600         14,976
         National Oilwell Varco, Inc.* ...........          2,000         65,320
         Noble Corp. .............................          1,000         30,250
         Patterson-UTI Energy, Inc. ..............          1,800         23,148
         Schlumberger, Ltd. ......................          3,800        205,618
         Smith International, Inc. ...............          1,300         33,475
         Transocean Ltd.* ........................            929         69,015
                                                                    ------------
                                                                         673,506
                                                                    ------------
      OIL, GAS & CONSUMABLE FUELS -- 3.0%
         EOG Resources, Inc. .....................          1,000         67,920
         Exxon Mobil Corp. .......................          3,300        230,703
         Mariner Energy, Inc.* ...................          3,100         36,425
         Massey Energy Co. .......................          1,000         19,540
         Murphy Oil Corp. ........................            800         43,456
         Occidental Petroleum Corp. ..............          1,600        105,296
         Peabody Energy Corp. ....................          1,000         30,160
         Southwestern Energy Co.* ................            900         34,965
         W&T Offshore, Inc. ......................          3,200         31,168
                                                                    ------------
                                                                         599,633
                                                                    ------------
      TOTAL ENERGY ...............................                     1,273,139
                                                                    ------------

                                                                       VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
   FINANCIALS -- 4.2%
      CAPITAL MARKETS -- 1.7%
         Janus Capital Group, Inc. ...............         16,500   $    188,100
         SEI Investments Co. .....................          3,700         66,748
         The Charles Schwab Corp. ................          4,200         73,668
                                                                    ------------
                                                                         328,516
                                                                    ------------
      COMMERCIAL BANKS -- 0.5%
         CapitalSource, Inc. .....................          8,400         40,992
         Wells Fargo & Co. .......................          2,600         63,076
                                                                    ------------
                                                                         104,068
                                                                    ------------
      CONSUMER FINANCE -- 0.6%
         American Express Co. ....................          2,800         65,072
         SLM Corp.* ..............................          5,100         52,377
                                                                    ------------
                                                                         117,449
                                                                    ------------
      DIVERSIFIED FINANCIAL SERVICES -- 0.2%
         Moody's Corp. ...........................          1,700         44,795
                                                                    ------------
      INSURANCE -- 0.8%
         AFLAC, Inc. .............................          3,700        115,033
         Brown & Brown, Inc. .....................            200          3,986
         Principal Financial Group, Inc. .........          2,000         37,680
                                                                    ------------
                                                                         156,699
                                                                    ------------
      REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.4%
         CB Richard Ellis Group, Inc. -
            Class A* .............................          9,300         87,048
                                                                    ------------
      TOTAL FINANCIALS ...........................                       838,575
                                                                    ------------
   HEALTH CARE -- 16.0%
      BIOTECHNOLOGY -- 4.4%
         Amylin Pharmaceuticals, Inc.* ...........          3,000         40,500
         Biogen Idec, Inc.* ......................          1,700         76,755
         BioMarin Pharmaceutical, Inc.* ..........          5,200         81,172
         Celgene Corp.* ..........................          3,300        157,872
         Genzyme Corp.* ..........................          1,400         77,938
         Gilead Sciences, Inc.* ..................          6,200        290,408
         OSI Pharmaceuticals, Inc.* ..............          5,300        149,619
                                                                    ------------
                                                                         874,264
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
LARGE-CAP GROWTH FUND

INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
      HEALTH CARE EQUIPMENT & SUPPLIES -- 2.4%
         Baxter International, Inc. ..............          1,200   $     63,552
         Becton, Dickinson & Co. .................            400         28,524
         C.R. Bard, Inc. .........................            500         37,225
         Hologic, Inc.* ..........................          6,400         91,072
         Intuitive Surgical, Inc.* ...............            300         49,098
         Medtronic, Inc. .........................          3,800        132,582
         ResMed, Inc.* ...........................            300         12,219
         Stryker Corp. ...........................          1,600         63,584
                                                                    ------------
                                                                         477,856
                                                                    ------------
      HEALTH CARE PROVIDERS & SERVICES -- 3.6%
         AmerisourceBergen Corp. .................          2,800         49,672
         Cardinal Health, Inc. ...................          1,500         45,825
         DaVita, Inc.* ...........................          1,000         49,460
         Express Scripts, Inc.* ..................          3,200        220,000
         Lincare Holdings, Inc.* .................          3,900         91,728
         McKesson Corp. ..........................          1,000         44,000
         Medco Health Solutions, Inc.* ...........          1,000         45,610
         MEDNAX, Inc.* ...........................          1,200         50,556
         Patterson Cos., Inc.* ...................          5,900        128,030
                                                                    ------------
                                                                         724,881
                                                                    ------------
      LIFE SCIENCES TOOLS & SERVICES -- 1.3%
         Charles River Laboratories
            International, Inc.* .................          1,100         37,125
         Covance, Inc.* ..........................          1,100         54,120
         Pharmaceutical Product Development, Inc.           1,500         34,830
         Techne Corp. ............................          2,000        127,620
         Waters Corp.* ...........................            200         10,294
                                                                    ------------
                                                                         263,989
                                                                    ------------
      PHARMACEUTICALS -- 4.3%
         Abbott Laboratories .....................          1,800         84,672
         Allergan, Inc. ..........................            600         28,548
         Bristol-Myers Squibb Co. ................          4,300         87,333
         Eli Lilly & Co. .........................            500         17,320
         Endo Pharmaceuticals Holdings, Inc.* ....          7,200        129,024
         Johnson & Johnson .......................          6,200        352,160
         Merck & Co., Inc. .......................          2,400         67,104
         Sepracor, Inc.* .........................          4,900         84,868
                                                                    ------------
                                                                         851,029
                                                                    ------------
      TOTAL HEALTH CARE ..........................                     3,192,019
                                                                    ------------

                                                                       VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
   INDUSTRIALS -- 10.5%
      AEROSPACE & DEFENSE -- 0.4%
         United Technologies Corp. ...............          1,500   $     77,940
                                                                    ------------
      AIR FREIGHT & LOGISTICS -- 0.3%
         Expeditors International Washington,
            Inc. .................................          1,600         53,344
                                                                    ------------
      COMMERCIAL SERVICES & SUPPLIES -- 2.1%
         Copart, Inc.* ...........................          1,900         65,873
         Corrections Corp. of America* ...........          6,200        105,338
         Republic Services, Inc. .................          3,600         87,876
         Stericycle, Inc.* .......................          3,000        154,590
                                                                    ------------
                                                                         413,677
                                                                    ------------
      CONSTRUCTION & ENGINEERING -- 1.8%
         Aecom Technology Corp.* .................          2,700         86,400
         Fluor Corp. .............................          1,000         51,290
         Jacobs Engineering Group, Inc.* .........          1,400         58,926
         KBR, Inc. ...............................          2,000         36,880
         The Shaw Group, Inc.* ...................          2,100         57,561
         URS Corp.* ..............................          1,400         69,328
                                                                    ------------
                                                                         360,385
                                                                    ------------
      ELECTRICAL EQUIPMENT -- 1.3%
         AMETEK, Inc. ............................          1,000         34,580
         Emerson Electric Co. ....................          2,200         71,280
         Hubbell, Inc. - Class B .................          3,000         96,180
         Roper Industries, Inc. ..................          1,400         63,434
                                                                    ------------
                                                                         265,474
                                                                    ------------
      INDUSTRIAL CONGLOMERATES -- 0.7%
         3M Co. ..................................          2,500        150,250
                                                                    ------------
      MACHINERY -- 1.2%
         AGCO Corp.* .............................          7,600        220,932
         Danaher Corp. ...........................            300         18,522
                                                                    ------------
                                                                         239,454
                                                                    ------------
      PROFESSIONAL SERVICES -- 2.1%
         Equifax, Inc. ...........................          2,800         73,080
         FTI Consulting, Inc.* ...................          1,500         76,080
         IHS, Inc. - Class A* ....................            400         19,948
         Robert Half International, Inc. .........          5,300        125,186

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
LARGE-CAP GROWTH FUND

INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
      PROFESSIONAL SERVICES -- (CONTINUED)
         The Corporate Executive Board Co. .......          6,400   $    132,864
                                                                    ------------
                                                                         427,158
                                                                    ------------
      ROAD & RAIL -- 0.2%
         Landstar System, Inc. ...................          1,000         35,910
                                                                    ------------
      TRADING COMPANIES & DISTRIBUTORS -- 0.4%
         Fastenal Co. ............................          2,300         76,291
                                                                    ------------
      TOTAL INDUSTRIALS ..........................                     2,099,883
                                                                    ------------
   INFORMATION TECHNOLOGY -- 32.6%
      COMMUNICATIONS EQUIPMENT -- 5.0%
         Ciena Corp.* ............................          8,100         83,835
         Cisco Systems, Inc.* ....................         29,400        548,016
         JDS Uniphase Corp.* .....................         18,800        107,536
         QUALCOMM, Inc. ..........................          5,900        266,680
                                                                    ------------
                                                                       1,006,067
                                                                    ------------
   COMPUTERS & PERIPHERALS -- 5.9%
         Apple Computer, Inc.* ...................          2,300        327,589
         Dell, Inc.* .............................          8,600        118,078
         Hewlett-Packard Co. .....................         11,300        436,745
         International Business Machines Corp. ...          2,100        219,282
         Teradata Corp.* .........................          3,800         89,034
                                                                    ------------
                                                                       1,190,728
                                                                    ------------
      ELECTRONIC EQUIPMENT, INSTRUMENTS &
         COMPONENTS -- 1.6%
         Agilent Technologies, Inc.* .............          1,500         30,465
         AVX Corp. ...............................          7,700         76,461
         Corning, Inc. ...........................          4,700         75,482
         National Instruments Corp. ..............          2,000         45,120
         Vishay Intertechnology, Inc.* ...........         12,900         87,591
                                                                    ------------
                                                                         315,119
                                                                    ------------
      INTERNET SOFTWARE & SERVICES -- 3.8%
         eBay, Inc.* .............................         10,200        174,726
         Google, Inc. - Class A* .................          1,200        505,908
         Yahoo!, Inc.* ...........................          4,600         72,036
                                                                    ------------
                                                                         752,670
                                                                    ------------

                                                                       VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
      IT SERVICES -- 2.8%
         Accenture, Ltd. - Class A ...............          3,900   $    130,494
         Automatic Data Processing, Inc. .........          2,300         81,512
         Cognizant Technology Solutions Corp. -
            Class A* .............................          2,600         69,420
         NeuStar, Inc. - Class A* ................          5,600        124,096
         Total System Services, Inc. .............          2,800         37,492
         Visa, Inc. - Class A ....................          2,000        124,520
                                                                    ------------
                                                                         567,534
                                                                    ------------
      OFFICE ELECTRONICS -- 0.4%
         Zebra Technologies Corp. - Class A* .....          3,300         78,078
                                                                    ------------
      SEMICONDUCTORS & SEMICONDUCTOR
         EQUIPMENT -- 4.4%
         Applied Materials, Inc. .................          6,600         72,402
         Broadcom Corp. - Class A* ...............          4,900        121,471
         Integrated Device Technology, Inc.* .....         10,700         64,628
         Intel Corp. .............................         26,600        440,230
         MEMC Electronic Materials, Inc.* ........          3,200         56,992
         Texas Instruments, Inc. .................          5,500        117,150
                                                                    ------------
                                                                         872,873
                                                                    ------------
      SOFTWARE -- 8.7%
         Adobe Systems, Inc.* ....................          4,500        127,350
         Autodesk, Inc.* .........................          8,770        166,455
         BMC Software, Inc.* .....................          3,700        125,023
         CA, Inc. ................................          3,500         61,005
         Citrix Systems, Inc.* ...................          4,000        127,560
         Compuware Corp.* ........................          5,200         35,672
         Electronic Arts, Inc.* ..................          1,000         21,720
         FactSet Research Systems, Inc. ..........          1,200         59,844
         Microsoft Corp. .........................         33,000        784,410
         Oracle Corp. ............................         10,400        222,768
                                                                    ------------
                                                                       1,731,807
                                                                    ------------
      TOTAL INFORMATION TECHNOLOGY ...............                     6,514,876
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
LARGE-CAP GROWTH FUND

INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
MATERIALS -- 3.2%
   CHEMICALS -- 2.2%
   Ecolab, Inc. ..................................          2,600   $    101,374
   Monsanto Co. ..................................          3,500        260,190
   Praxair, Inc. .................................            600         42,642
   Sigma-Aldrich Corp. ...........................            800         39,648
   Valhi, Inc. ...................................            400          2,972
                                                                    ------------
                                                                         446,826
                                                                    ------------
   CONTAINERS & PACKAGING -- 0.3%
      AptarGroup, Inc. ...........................          1,500         50,655
                                                                    ------------
   METALS & MINING -- 0.7%
      Alcoa, Inc. ................................          5,400         55,782
      Freeport-McMoRan Copper & Gold, Inc. .......          1,000         50,110
      United States Steel Corp. ..................          1,000         35,740
                                                                    ------------
                                                                         141,632
                                                                    ------------
   TOTAL MATERIALS ...............................                       639,113
                                                                    ------------
TELECOMMUNICATION SERVICES -- 0.8%
   WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
   American Tower Corp. - Class A* ...............          1,800         56,754
   Clearwire Corp. - Class A* ....................         13,400         74,102
   MetroPCS Communications, Inc.* ................          2,500         33,275
                                                                    ------------
                                                                         164,131
                                                                    ------------
      TOTAL TELECOMMUNICATION SERVICES ...........                       164,131
                                                                    ------------

                                                                         VALUE
                                                          SHARES        (NOTE 2)
                                                       ------------   ------------
   UTILITIES -- 1.0%
      ELECTRIC UTILITIES -- 0.5%
         DPL, Inc. .................................          2,500   $     57,925
         PPL Corp. .................................          1,400         46,144
                                                                      ------------
                                                                           104,069
                                                                      ------------
      GAS UTILITIES -- 0.2%
         EQT Corp. .................................          1,000         34,910
                                                                      ------------
      INDEPENDENT POWER PRODUCERS & ENERGY
         TRADERS -- 0.3%
         Mirant Corp.* .............................          3,500         55,090
                                                                      ------------
      TOTAL UTILITIES ..............................                       194,069
                                                                      ------------
      TOTAL COMMON STOCK
         (COST $21,454,618) ........................                    19,994,150
                                                                      ------------
SHORT-TERM INVESTMENTS -- 0.1%
      BlackRock Liquidity Funds
         TempFund Portfolio -
         Institutional Series
         (Cost $19,709) ............................         19,709         19,709
                                                                      ------------
   TOTAL INVESTMENTS -- 100.2%
      (COST $21,474,327)+ ..........................                  $ 20,013,859
   LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2)%..                       (42,474)
                                                                      ------------
   NET ASSETS -- 100.0% ............................                  $ 19,971,385
                                                                      ============

*    Non-income producing security.

+ The cost for Federal income tax purposes is $21,896,638. At June 30, 2009, net unrealized depreciation was $1,882,779. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,121,270 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $3,004,049.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
LARGE-CAP VALUE FUND

INVESTMENTS / JUNE 30, 2009
(Showing Percentage of Net Assets)

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
COMMON STOCK -- 100.3%
   CONSUMER DISCRETIONARY -- 9.8%
      AUTO COMPONENTS -- 1.2%
         Johnson Controls, Inc.(1) ...............         10,100   $    219,372
                                                                    ------------
      DISTRIBUTORS -- 1.1%
         Genuine Parts Co. .......................          6,000        201,360
                                                                    ------------
      HOTELS, RESTAURANTS & LEISURE -- 1.6%
         International Speedway Corp. - Class A ..            800         20,488
         Las Vegas Sands Corp.*(1) ...............          8,900         69,954
         McDonald's Corp. ........................          2,200        126,478
         MGM MIRAGE*(1) ..........................          8,100         51,759
         Royal Caribbean Cruises, Ltd.(1) ........          1,400         18,956
                                                                    ------------
                                                                         287,635
                                                                    ------------
      HOUSEHOLD DURABLES -- 0.3%
         Mohawk Industries, Inc.*(1) .............            600         21,408
         Snap-On, Inc. ...........................          1,200         34,488
                                                                    ------------
                                                                          55,896
                                                                    ------------
      MEDIA -- 2.7%
         Cablevision Systems New York Group -
            Class A ..............................          1,400         27,174
         CBS Corp. - Class B(1) ..................          3,700         25,604
         Clear Channel Outdoor Holdings, Inc. -
            Class A* .............................          4,600         24,380
         Liberty Global, Inc. - Class A* .........          3,000         47,670
         News Corp. - Class A(1) .................          3,500         31,885
         Regal Entertainment
            Group - Class A ......................          2,500         33,225
         The Walt Disney Co.(1) ..................          9,800        228,634
         Time Warner Cable, Inc.(1) ..............              1             32
         Time Warner, Inc. .......................          3,400         85,646
                                                                    ------------
                                                                         504,250
                                                                    ------------
      MULTILINE RETAIL -- 0.2%
         Macy's, Inc.(1) .........................          3,000         35,280
                                                                    ------------
      SPECIALTY RETAIL -- 2.5%
         AnnTaylor Stores Corp.*(1) ..............         11,000         87,780
         Barnes & Noble, Inc.(1) .................          1,500         30,945
         Lowe's Cos., Inc. .......................          1,400         27,174

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
      SPECIALTY RETAIL -- (CONTINUED)
         OfficeMax, Inc.(1) ......................         20,100   $    126,228
         Staples, Inc. ...........................          2,400         48,408
         The Home Depot, Inc. ....................          4,300        101,609
         Williams-Sonoma, Inc.(1) ................          3,900         46,293
                                                                    ------------
                                                                         468,437
                                                                    ------------
      TEXTILES, APPAREL & LUXURY GOODS -- 0.2%
         V.F. Corp.(1) ...........................            800         44,280
                                                                    ------------
      TOTAL CONSUMER DISCRETIONARY ...............                     1,816,510
                                                                    ------------
   CONSUMER STAPLES -- 8.1%
      BEVERAGES -- 0.4%
         Central European Distribution Corp.* ....          2,600         69,082
         The Coca-Cola Co. .......................            400         19,196
                                                                    ------------
                                                                          88,278
                                                                    ------------
      FOOD & STAPLES RETAILING -- 2.6%
         BJ's Wholesale Club, Inc.* ..............          6,800        219,164
         CVS Caremark Corp. ......................          2,000         63,740
         Safeway, Inc. ...........................          1,300         26,481
         SUPERVALU, Inc. .........................          1,300         16,835
         Wal-Mart Stores, Inc. ...................          2,000         96,880
         Walgreen Co.(1) .........................          1,900         55,860
                                                                    ------------
                                                                         478,960
                                                                    ------------
      FOOD PRODUCTS -- 2.1%
         Archer-Daniels-Midland Co. ..............          1,900         50,863
         Bunge, Ltd. .............................            500         30,125
         Kellogg Co. .............................          2,600        121,082
         Kraft Foods, Inc. - Class A .............            657         16,648
         The J.M. Smucker Co. ....................          3,500        170,310
                                                                    ------------
                                                                         389,028
                                                                    ------------
      HOUSEHOLD PRODUCTS -- 1.7%
         Church & Dwight Co., Inc. ...............            500         27,155
         Kimberly-Clark Corp. ....................          1,500         78,645
         Procter & Gamble Co.(1) .................          4,086        208,795
                                                                    ------------
                                                                         314,595
                                                                    ------------
      TOBACCO -- 1.3%
         Philip Morris International, Inc. .......          4,000        174,480

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
LARGE-CAP VALUE FUND

INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
   TOBACCO -- (CONTINUED)
      Reynolds American, Inc. ....................          1,700   $     65,654
                                                                    ------------
                                                                         240,134
                                                                    ------------
      TOTAL CONSUMER STAPLES .....................                     1,510,995
                                                                    ------------
ENERGY -- 19.0%
   ENERGY EQUIPMENT & SERVICES -- 4.3%
      Atwood Oceanics, Inc.* .....................          4,100        102,131
      Baker Hughes, Inc.(1) ......................          1,800         65,592
      ENSCO International, Inc. ..................          3,200        111,584
      Halliburton Co. ............................          2,200         45,540
      Helix Energy Solutions Group, Inc.* ........          9,900        107,613
      Key Energy Services, Inc.* .................          3,000         17,280
      Nabors Industries, Ltd.* ...................          5,200         81,016
      Patterson-UTI Energy, Inc. .................          1,800         23,148
      Pride International, Inc.*(1) ..............            800         20,048
      Schlumberger, Ltd. .........................          1,800         97,398
      Smith International, Inc. ..................          1,900         48,925
      Superior Energy Services, Inc.* ............          3,300         56,991
      Unit Corp.*(1) .............................          1,100         30,327
                                                                    ------------
                                                                         807,593
                                                                    ------------
   OIL, GAS & CONSUMABLE FUELS -- 14.7%
      Anadarko Petroleum Corp.(1) ................          2,200         99,858
      Apache Corp. ...............................          1,400        101,010
      Chesapeake Energy Corp.(1) .................          1,700         33,711
      Chevron Corp. ..............................         10,024        664,090
      ConocoPhillips(1) ..........................          6,300        264,978
      Denbury Resources, Inc.* ...................          2,900         42,717
      Devon Energy Corp. .........................          1,900        103,550
      Exxon Mobil Corp.(1) .......................         14,003        978,950
      Forest Oil Corp.*(1) .......................          3,000         44,760
      Marathon Oil Corp. .........................          1,800         54,234
      Newfield Exploration Co.* ..................          1,200         39,204
      Occidental Petroleum Corp. .................            200         13,162
      Spectra Energy Corp. .......................          3,850         65,142
      St. Mary Land & Exploration Co. ............          2,100         43,827

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
   OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
      Tesoro Corp.(1) ............................            900   $     11,457
      Valero Energy Corp. ........................          2,000         33,780
      Whiting Petroleum Corp.*(1) ................          1,400         49,224
      XTO Energy, Inc. ...........................          2,000         76,280
                                                                    ------------
                                                                       2,719,934
                                                                    ------------
   TOTAL ENERGY ..................................                     3,527,527
                                                                    ------------
FINANCIALS -- 21.5%
   CAPITAL MARKETS -- 3.5%
      Goldman Sachs Group, Inc. ..................          1,900        280,136
      Janus Capital Group, Inc.(1) ...............          3,500         39,900
      Morgan Stanley .............................          4,000        114,040
      State Street Corp. .........................          2,000         94,400
      The Bank of New York Mellon Corp.(1) .......          4,400        128,964
                                                                    ------------
                                                                         657,440
                                                                    ------------
   COMMERCIAL BANKS -- 6.2%
      Bancorpsouth, Inc.(1) ......................          3,500         71,855
      Bank of Hawaii Corp.(1) ....................          1,400         50,162
      BB&T Corp. .................................          4,000         87,920
      Comerica, Inc.(1) ..........................          2,900         61,335
      First Horizon National Corp.* ..............          2,754         33,045
      PNC Financial Services Group, Inc.(1) ......          2,700        104,787
      SunTrust Banks, Inc.(1) ....................          3,200         52,640
      U.S. Bancorp(1) ............................         13,700        245,504
      Valley National Bancorp(1) .................          2,100         24,570
      Wells Fargo & Co. ..........................         17,400        422,124
                                                                    ------------
                                                                       1,153,942
                                                                    ------------
   CONSUMER FINANCE -- 0.4%
      American Express Co.(1) ....................          3,000         69,720
                                                                    ------------
   DIVERSIFIED FINANCIAL SERVICES -- 5.4%
      Bank of America Corp.(1) ...................         28,900        381,480
      JPMorgan Chase & Co. .......................         18,179        620,086
                                                                    ------------
                                                                       1,001,566
                                                                    ------------
   INSURANCE -- 5.1%
      American National
         Insurance Co. ...........................            800         60,464
      Assurant, Inc.(1) ..........................          1,500         36,135

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
LARGE-CAP VALUE FUND

INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
      INSURANCE -- (CONTINUED)
         AXIS Capital Holdings, Ltd. .............            700   $     18,326
         Chubb Corp. .............................          3,800        151,544
         Endurance Specialty Holdings, Ltd. ......          2,900         84,970
         Loews Corp. .............................          4,700        128,780
         Markel Corp.*(1) ........................            200         56,340
         MetLife, Inc. ...........................          3,000         90,030
         Principal Financial Group, Inc.(1) ......          2,900         54,636
         Prudential Financial, Inc. ..............          2,300         85,606
         The Travelers Cos., Inc. ................          3,000        123,120
         Wesco Financial Corp. ...................            100         29,100
         XL Capital, Ltd. - Class A ..............          2,100         24,066
                                                                    ------------
                                                                         943,117
                                                                    ------------
      REAL ESTATE INVESTMENT TRUSTS -- 0.8%
         CBL & Associates
            Properties, Inc.(1) ..................          9,300         50,127
            Kilroy Realty Corp. ..................          1,900         39,026
            Liberty Property Trust(1) ............          1,100         25,344
            Regency Centers Corp.(1) .............          1,200         41,892
                                                                    ------------
                                                                         156,389
                                                                    ------------
      THRIFTS & MORTGAGE FINANCE -- 0.1%
         Astoria Financial Corp.(1) ..............          2,100         18,018
                                                                    ------------
      TOTAL FINANCIALS ...........................                     4,000,192
                                                                    ------------
   HEALTH CARE -- 10.9%
      BIOTECHNOLOGY -- 0.5%
         Amgen, Inc.*(1) .........................          1,100         58,234
         Biogen Idec, Inc.* ......................            900         40,635
                                                                    ------------
                                                                          98,869
                                                                    ------------
      HEALTH CARE EQUIPMENT & SUPPLIES -- 0.4%
         Boston Scientific Corp.* ................          7,300         74,022
                                                                    ------------
      HEALTH CARE PROVIDERS & SERVICES -- 3.3%
         AmerisourceBergen Corp.(1) ..............          9,000        159,660
         Cardinal Health, Inc. ...................          4,900        149,695
         CIGNA Corp. .............................          1,300         31,317
         Henry Schein, Inc.*(1) ..................          1,500         71,925
         McKesson Corp.(1) .......................            800         35,200
         MEDNAX, Inc.* ...........................          1,300         54,769
         UnitedHealth Group, Inc. ................          2,400         59,952
         WellPoint, Inc.* ........................            800         40,712
                                                                    ------------
                                                                         603,230
                                                                    ------------

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
   HEALTH CARE TECHNOLOGY -- 0.6%
      IMS Health, Inc. ...........................          7,900   $    100,330
                                                                    ------------
   LIFE SCIENCES TOOLS & SERVICES -- 1.2%
      Charles River Laboratories
         International, Inc.* ....................          1,200         40,500
      Life Technologies Corp.*(1) ................          3,200        133,504
      PerkinElmer, Inc. ..........................          3,000         52,200
                                                                    ------------
                                                                         226,204
                                                                    ------------
   PHARMACEUTICALS -- 4.9%
      Eli Lilly & Co.(1) .........................          3,100        107,384
      Forest Laboratories, Inc.* .................          2,000         50,220
      Johnson & Johnson ..........................          5,100        289,680
      Merck & Co., Inc.(1) .......................          5,900        164,964
      Pfizer, Inc.(1) ............................         20,000        300,000
                                                                    ------------
                                                                         912,248
                                                                    ------------
   TOTAL HEALTH CARE .............................                     2,014,903
                                                                    ------------
   INDUSTRIALS -- 9.8%
   AEROSPACE & DEFENSE -- 0.7%
      Raytheon Co.(1) ............................          2,900        128,847
                                                                    ------------
      AIR FREIGHT & LOGISTICS -- 0.1%
        FedEx Corp.(1) ..........................             500         27,810
                                                                    ------------
   BUILDING PRODUCTS -- 0.1%
      USG Corp.*(1) ..............................          2,100         21,147
                                                                    ------------
   COMMERCIAL SERVICES & SUPPLIES -- 1.6%
      Copart, Inc.* ..............................          2,180         75,580
      Corrections Corp. of America* ..............          5,500         93,445
      Covanta Holding Corp.* .....................          2,800         47,488
      R.R. Donnelley & Sons Co. ..................          5,700         66,234
      Republic Services, Inc.(1) .................            700         17,087
                                                                    ------------
                                                                         299,834
                                                                    ------------
   CONSTRUCTION & ENGINEERING -- 1.2%
      Aecom Technology Corp.* ....................          2,900         92,800
      KBR, Inc. ..................................          1,500         27,660
      Quanta Services, Inc.* .....................          1,200         27,756
      URS Corp.*(1) ..............................          1,600         79,232
                                                                    ------------
                                                                         227,448
                                                                    ------------
   ELECTRICAL EQUIPMENT -- 0.1%
      Hubbell, Inc. - Class B(1) .................            600         19,236
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
LARGE-CAP VALUE FUND

INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
   INDUSTRIAL CONGLOMERATES -- 2.7%
      General Electric Co. .......................         42,700   $    500,444
                                                                    ------------
   MACHINERY -- 1.4%
      AGCO Corp.* ................................          1,800         52,326
      Dover Corp.(1) .............................            900         29,781
      Illinois Tool Works, Inc. ..................          2,500         93,350
      Terex Corp.*(1) ............................          5,100         61,557
      The Manitowoc Co., Inc.(1) .................          3,000         15,780
                                                                    ------------
                                                                         252,794
                                                                    ------------
   PROFESSIONAL SERVICES -- 0.8%
      Equifax, Inc. ..............................          5,600        146,160
                                                                    ------------
   TRADING COMPANIES & DISTRIBUTORS -- 1.1%
      United Rentals, Inc.* ......................         30,700        199,243
                                                                    ------------
   TOTAL INDUSTRIALS .............................                     1,822,963
                                                                    ------------
   INFORMATION TECHNOLOGY -- 5.4%
   COMMUNICATIONS EQUIPMENT -- 0.5%
      Ciena Corp.*(1) ............................          6,100         63,135
      JDS Uniphase Corp.*(1) .....................          6,900         39,468
                                                                    ------------
                                                                         102,603
                                                                    ------------
   COMPUTERS & PERIPHERALS -- 0.5%
      Teradata Corp.* ............................          3,700         86,691
                                                                    ------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS &
      COMPONENTS -- 1.4%
      AVX Corp. ..................................         20,300        201,579
      Tyco Electronics, Ltd. .....................            700         13,013
      Vishay Intertechnology, Inc.* ..............          6,000         40,740
                                                                    ------------
                                                                         255,332
                                                                    ------------
   INTERNET SOFTWARE & SERVICES -- 0.3%
      eBay, Inc.* ................................          2,800         47,964
                                                                    ------------
   IT SERVICES -- 0.3%
      Genpact, Ltd.* .............................          5,500         64,625
                                                                    ------------
   OFFICE ELECTRONICS -- 0.3%
      Zebra Technologies Corp. - Class A*(1) .....          2,800         66,248
                                                                    ------------
   SEMICONDUCTORS & SEMICONDUCTOR
      EQUIPMENT -- 1.3%
      Fairchild Semiconductor International,
         Inc.* ...................................         22,300        155,877

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
   SEMICONDUCTORS & SEMICONDUCTOR
      EQUIPMENT -- (CONTINUED)
      Intel Corp.(1) .............................          5,000   $     82,750
                                                                    ------------
                                                                         238,627
                                                                    ------------
   SOFTWARE -- 0.8%
      Autodesk, Inc.*(1) .........................            900         17,082
      Symantec Corp.*(1) .........................          3,500         54,460
      Synopsys, Inc.* ............................          4,000         78,040
                                                                    ------------
                                                                         149,582
                                                                    ------------
      TOTAL INFORMATION TECHNOLOGY ...............                     1,011,672
                                                                    ------------
MATERIALS -- 3.1%
   CHEMICALS -- 2.2%
      E.I. DuPont de
         Nemours & Co. ...........................          1,200         30,744
      FMC Corp. ..................................          1,300         61,490
      PPG Industries, Inc.(1) ....................          1,800         79,020
      RPM International, Inc. ....................          5,500         77,220
      Sigma-Aldrich Corp.(1) .....................          1,200         59,472
      The Dow Chemical Co.(1) ....................          2,800         45,192
      The Lubrizol Corp.(1) ......................          1,300         61,503
                                                                    ------------
                                                                         414,641
                                                                    ------------
   CONTAINERS & PACKAGING -- 0.2%
      Owens-Illinois, Inc.*(1) ...................          1,100         30,811
                                                                    ------------
   METALS & MINING -- 0.6%
      Freeport-McMoRan
         Copper & Gold, Inc.(1) ..................          1,300         65,143
      Nucor Corp.(1) .............................            800         35,544
                                                                    ------------
                                                                         100,687
                                                                    ------------
   PAPER & FOREST PRODUCTS -- 0.1%
      Weyerhaeuser Co.(1) ........................            700         21,301
                                                                    ------------
   TOTAL MATERIALS ...............................                       567,440
                                                                    ------------
   TELECOMMUNICATION SERVICES -- 6.7%
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 5.6%
      AT&T, Inc.(1) ..............................         24,300        603,612
      Verizon Communications, Inc. ...............         14,100        433,293
                                                                    ------------
                                                                       1,036,905
                                                                    ------------
   WIRELESS TELECOMMUNICATION SERVICES -- 1.1%
      Clearwire Corp. - Class A*(1) ..............          5,500         30,415

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
LARGE-CAP VALUE FUND

INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
      WIRELESS TELECOMMUNICATION SERVICES -- (CONTINUED)
         Crown Castle International Corp.* .......          1,500   $     36,030
         Telephone & Data Systems, Inc. ..........          2,200         62,260
         U.S. Cellular Corp.* ....................          2,000         76,900
                                                                    ------------
                                                                         205,605
                                                                    ------------
      TOTAL TELECOMMUNICATION SERVICES ...........                     1,242,510
                                                                    ------------
   UTILITIES -- 6.0%
      ELECTRIC UTILITIES -- 3.4%
         Exelon Corp.(1) .........................          2,000        102,420
         FirstEnergy Corp.(1) ....................          2,900        112,375
         FPL Group, Inc.(1) ......................          1,500         85,290
         NV Energy, Inc. .........................          2,400         25,896
         PPL Corp. ...............................          5,900        194,464
         Southern Co.(1) .........................          3,400        105,944
                                                                    ------------
                                                                         626,389
                                                                    ------------
      GAS UTILITIES -- 0.9%
         Atmos Energy Corp. ......................          1,400         35,056
         Energen Corp. ...........................          1,800         71,820
         EQT Corp. ...............................          1,900         66,329
                                                                    ------------
                                                                         173,205
                                                                    ------------
      INDEPENDENT POWER PRODUCERS &
         ENERGY TRADERS -- 1.0%
         Dynegy, Inc. - Class A* .................         44,300        100,561
         Mirant Corp.*(1) ........................          1,800         28,332
         RRI Energy, Inc.* .......................         12,200         61,122
                                                                    ------------
                                                                         190,015
                                                                    ------------

                                                        SHARES/
                                                       PRINCIPAL        VALUE
                                                        AMOUNT        (NOTE 2)
                                                     ------------   ------------
      MULTI-UTILITIES -- 0.7%
         OGE Energy Corp. ........................          1,200   $     33,984
         SCANA Corp. .............................          1,800         58,446
         Vectren Corp. ...........................          1,300         30,459
                                                                    ------------
                                                                         122,889
                                                                    ------------
      TOTAL UTILITIES ............................                     1,112,498
                                                                    ------------
      TOTAL COMMON STOCK
         (COST $19,755,066) ......................                    18,627,210
                                                                    ------------
   SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR
      LOANED SECURITIES(3) -- 36.5%
      Branch Banking and Trust Co. Time
         Deposit, due
         07/01/09 ................................   $    469,486        469,486
      Institutional Money Market Trust ...........      6,298,559      6,298,559
                                                                    ------------
   TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL
      FOR LOANED SECURITIES
      (COST $6,768,045) ..........................                     6,768,045
                                                                    ------------
   TOTAL INVESTMENTS -- 136.8%
      (COST $26,523,111)+ ........................                  $ 25,395,255(2)
   LIABILITIES IN EXCESS OF
      OTHER ASSETS -- (36.8)% ....................                    (6,834,637)
                                                                    ------------
   NET ASSETS -- 100.0% ..........................                  $ 18,560,618
                                                                    ============

*    Non-income producing security.

+ The cost for Federal income tax purposes is $26,864,841. At June 30, 2009, net unrealized depreciation was $1,469,586. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,925,900 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $3,395,486.

(1)  Security partially or fully on loan.

(2) At June 30, 2009, the market value of securities on loan for the Large-Cap Value Fund was $6,419,860.

(3)  See Note 5 in the Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
SMALL-CAP CORE FUND

INVESTMENTS / JUNE 30, 2009

(Showing Percentage of Net Assets)

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
COMMON STOCK -- 100.1%
   CONSUMER DISCRETIONARY -- 18.1%
      DISTRIBUTORS -- 0.7%
         Core-Mark Holding Co., Inc.* ............          3,590   $     93,556
                                                                    ------------
      DIVERSIFIED CONSUMER SERVICES -- 2.0%
         American Public Education, Inc.* ........            710         28,123
         Capella Education Co.* ..................            210         12,589
         Corinthian Colleges, Inc.* ..............            290          4,910
         DeVry, Inc. .............................            180          9,007
         Lincoln Educational Services Corp.*(1) ..          1,690         35,372
         Matthews International
         Corp. - Class A .........................          1,180         36,722
         Pre-Paid Legal Services, Inc.* ..........          1,470         64,077
         Steiner Leisure, Ltd.* ..................          1,930         58,923
                                                                    ------------
                                                                         249,723
                                                                    ------------
      HOTELS, RESTAURANTS & LEISURE -- 3.0%
         AFC Enterprises, Inc.* ..................          3,090         20,857
         Bally Technologies, Inc.* ...............          1,000         29,920
         Bluegreen Corp.* ........................          8,770         22,100
         CKE Restaurants, Inc. ...................            480          4,070
         DineEquity, Inc. ........................            210          6,550
         Domino's Pizza, Inc.* ...................          2,650         19,849
         Great Wolf Resorts, Inc.* ...............          8,010         16,340
         Jack in the Box, Inc.* ..................            990         22,225
         Landry's Restaurants, Inc.* .............            960          8,256
         Monarch Casino & Resort, Inc.* ..........          4,180         30,514
         Ruby Tuesday, Inc.* .....................          1,580         10,523
         Sonic Corp.*(1) .........................          3,520         35,306
         Speedway Motorsports, Inc. ..............            510          7,018
         Texas Roadhouse, Inc.* ..................          3,160         34,476
         The Cheesecake Factory, Inc.* ...........          1,280         22,144
         Vail Resorts, Inc.* .....................          1,080         28,966
         WMS Industries, Inc.* ...................          1,765         55,615
                                                                    ------------
                                                                         374,729
                                                                    ------------

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
      HOUSEHOLD DURABLES -- 0.8%
         Beazer Homes USA, Inc.*(1) ..............          7,210   $     13,194
         Brookfield Homes Corp.*(1) ..............          1,920          7,680
         CSS Industries, Inc. ....................            630         12,839
         Ethan Allen Interiors, Inc.(1) ..........            950          9,842
         Meritage Homes Corp.* ...................            370          6,978
         Palm Harbor Homes, Inc.* ................          9,170         19,716
         Tempur-Pedic International, Inc. ........            870         11,371
         Tupperware Brands Corp. .................            650         16,913
                                                                    ------------
                                                                          98,533
                                                                    ------------
      INTERNET & CATALOG RETAIL -- 1.2%
         Blue Nile, Inc.* ........................          1,170         50,299
         Gaiam, Inc. - Class A* ..................          1,890         10,338
         Overstock.com, Inc.* ....................            420          5,023
         PetMed Express, Inc.* ...................          3,740         56,212
         Stamps.com, Inc.* .......................          3,810         32,309
                                                                    ------------
                                                                         154,181
                                                                    ------------
      LEISURE EQUIPMENT & PRODUCTS -- 0.2%
         Callaway Golf Co. .......................          3,290         16,680
         Steinway Musical Instruments* ...........          1,270         13,589
                                                                    ------------
                                                                          30,269
                                                                    ------------
      MEDIA -- 2.1%
         Arbitron, Inc. ..........................          1,510         23,994
         Clear Channel Outdoor Holdings,
            Inc. - Class A* ......................          5,350         28,355
         Dolan Media Co.* ........................            850         10,872
         Fisher Communications, Inc. .............          1,500         19,185
         Interactive Data Corp. ..................          3,110         71,965
         Knology, Inc.* ..........................          2,020         17,433
         Outdoor Channel Holdings, Inc.* .........          5,220         30,798
         RCN Corp.* ..............................            560          3,343
         Rentrak Corp.* ..........................          3,470         57,012
         Scholastic Corp. ........................            410          8,114
                                                                    ------------
                                                                         271,071
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
SMALL-CAP CORE FUND

INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
      MULTILINE RETAIL -- 0.8%
         99 Cents Only Stores* ...................          1,930   $     26,209
         Dollar Tree Stores, Inc.* ...............            345         14,525
         Saks, Inc.*(1) ..........................         13,670         60,558
                                                                    ------------
                                                                         101,292
                                                                    ------------
      SPECIALTY RETAIL -- 4.9%
         Aeropostale, Inc.* ......................          1,250         42,837
         AnnTaylor Stores Corp.*(1) ..............          4,050         32,319
         Asbury Automotive Group, Inc. ...........          1,490         15,258
         Borders Group, Inc.* ....................          7,130         26,238
         Cabela's, Inc.*(1) ......................          1,780         21,894
         Charlotte Russe Holdings, Inc.* .........          4,660         60,021
         Christopher & Banks Corp. ...............         14,100         94,611
         DSW, Inc. - Class A*(1) .................          2,620         25,807
         J. Crew Group, Inc.* ....................            770         20,805
         Lumber Liquidators, Inc.* ...............          2,170         34,199
         Monro Muffler Brake, Inc. ...............          1,310         33,680
         OfficeMax, Inc. .........................            860          5,401
         Sally Beauty Holdings, Inc.* ............          1,780         11,321
         Systemax, Inc.*(1) ......................          3,560         42,400
         Talbots, Inc. ...........................          1,310          7,074
         The Gymboree Corp.* .....................          1,040         36,899
         The Men's Wearhouse, Inc.(1) ............            650         12,467
         Tractor Supply Co.* .....................            710         29,337
         Tween Brands, Inc.* .....................          9,470         63,260
                                                                    ------------
                                                                         615,828
                                                                    ------------
      TEXTILES, APPAREL & LUXURY GOODS -- 2.4%
         Deckers Outdoor Corp.* ..................             60          4,216
         Fossil, Inc.* ...........................          1,080         26,006
         G-III Apparel Group, Ltd.* ..............          5,660         65,034
         K-Swiss, Inc. - Class A .................          1,830         15,555
         Maidenform Brands, Inc.* ................          1,870         21,449
         Movado Group, Inc. ......................          2,400         25,296
         Skechers U.S.A., Inc. - Class A* ........          2,620         25,597
         The Timberland Co. - Class A*(1) ........            910         12,076

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
      TEXTILES, APPAREL & LUXURY GOODS -- (CONTINUED)
         The Warnaco Group, Inc.* ...............           1,090   $     35,316
         Under Armour, Inc. - Class A* ..........             760         17,009
         Unifirst Corp. .........................             230          8,549
         Volcom, Inc.* ..........................             730          9,125
         Wolverine World Wide, Inc. .............           1,435         31,656
                                                                    ------------
                                                                         296,884
                                                                    ------------
      TOTAL CONSUMER DISCRETIONARY ..............                      2,286,066
                                                                    ------------
   CONSUMER STAPLES -- 3.5%
      BEVERAGES -- 0.6%
         National Beverage Corp.* ...............           7,360         78,384
                                                                    ------------
      FOOD & STAPLES RETAILING -- 0.7%
         Great Atlantic & Pacific Tea Co.,
            Inc.* ...............................           6,010         25,542
         PriceSmart, Inc. .......................             500          8,375
         Susser Holdings Corp.* .................             840          9,400
         United Natural Foods, Inc.* ............           1,512         39,690
                                                                    ------------
                                                                          83,007
                                                                    ------------
      FOOD PRODUCTS -- 1.3%
         Calavo Growers, Inc. ...................             580         11,501
         Darling International, Inc.* ...........           7,910         52,206
         Farmer Brothers Co. ....................             720         16,474
         Fresh Del Monte Produce, Inc.* .........             280          4,553
         Sanderson Farms, Inc.(1) ...............              50          2,250
         The Hain Celestial Group, Inc.* ........           2,360         36,840
         Tootsie Roll Industries, Inc. ..........             453         10,278
         Zhongpin, Inc.* ........................           3,170         32,841
                                                                    ------------
                                                                         166,943
                                                                    ------------
      HOUSEHOLD PRODUCTS -- 0.7%
         WD-40 Co. ..............................           3,200         92,800
                                                                    ------------
      PERSONAL PRODUCTS -- 0.2%
         Elizabeth Arden, Inc.* .................           2,830         24,706
         Mannatech, Inc. ........................             210            693
                                                                    ------------
                                                                          25,399
                                                                    ------------
      TOTAL CONSUMER STAPLES ....................                        446,533
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
SMALL-CAP CORE FUND

INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
   ENERGY -- 3.7%
      ENERGY EQUIPMENT & SERVICES -- 2.3%
         Bristow Group, Inc.* ....................             80   $      2,370
         Cal Dive International, Inc.* ...........          3,620         31,241
         Complete Production Services, Inc.* .....          1,930         12,275
         Dawson Geophysical Co.* .................            700         20,895
         Dril-Quip, Inc.* ........................            960         36,576
         ENGlobal, Corp.* ........................          4,050         19,926
         ENSCO International, Inc. ...............            320         11,158
         ION Geophysical Corp.*(1) ...............         17,750         45,618
         Matrix Service Co.* .....................          5,840         67,043
         Superior Well Services, Inc.* ...........          1,910         11,365
         T-3 Energy Services, Inc.* ..............            740          8,813
         Willbros Group, Inc.* ...................          1,500         18,765
                                                                    ------------
                                                                         286,045
                                                                    ------------
      OIL, GAS & CONSUMABLE FUELS -- 1.4%
         Arena Resources, Inc.* ..................            180          5,733
         ATP Oil & Gas Co.*(1) ...................          4,230         29,441
         Bill Barret Corp.* ......................             90          2,471
         BPZ Resources, Inc.* ....................          1,560          7,628
         Carrizo Oil & Gas, Inc.* ................            370          6,346
         Contango Oil & Gas Co.* .................            230          9,773
         FX Energy, Inc.* ........................          2,000          7,580
         Petroleum Development Corp.* ............          1,000         15,690
         Petroquest Energy, Inc.*(1) .............          3,120         11,513
         Rosetta Resources, Inc.* ................          4,210         36,837
         Southern Union Co. ......................              1              8
         Stone Energy Corp.* .....................          4,830         35,839
         Toreador Resources Corp. ................             80            536
         Warren Resources, Inc.* .................          2,000          4,900
         Western Refining, Inc.*(1) ..............            440          3,106
                                                                    ------------
                                                                         177,401
                                                                    ------------
      TOTAL ENERGY ...............................                       463,446
                                                                    ------------
   FINANCIALS -- 16.7%
      CAPITAL MARKETS -- 1.5%
         Blackrock Kelso Capital Corp. ...........            674          4,199

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
      CAPITAL MARKETS -- (CONTINUED)
         Broadpoint Gleacher Securities Group,
            Inc.* ................................         15,180   $     84,704
         Capital Southwest Corp. .................            200         14,470
         Gladstone Capital Corp.(1) ..............          1,580         11,897
         MVC Capital, Inc. .......................          1,580         13,367
         optionsXpress Holdings, Inc. ............          1,560         24,227
         Penson Worldwide, Inc.*(1) ..............          3,130         28,013
         Prospect Capital Corp. ..................            628          5,778
         Westwood Holdings Group, Inc.(1) ........            170          7,108
                                                                    ------------
                                                                         193,763
                                                                    ------------
      COMMERCIAL BANKS -- 4.7%
         Bancfirst Corp. .........................            850         29,393
         Bank of Hawaii Corp.(1) .................            800         28,664
         Banner Corp.(1) .........................          3,180         12,148
         Capitol Bancorp, Ltd.(1) ................          1,610          4,267
         Cardinal Financial Corp. ................          2,620         20,515
         Cathay General Bancorp(1) ...............          1,340         12,743
         Central Pacific Financial Corp. .........            420          1,575
         Chemical Financial Corp.(1) .............          2,990         59,531
         CoBiz Financial, Inc. ...................            560          3,590
         Cullen/Frost Bankers, Inc.(1) ...........          1,060         48,887
         CVB Financial Corp.(1) ..................          3,780         22,567
         East West Bancorp, Inc.(1) ..............          1,050          6,814
         First Busey Corp.(1) ....................            570          4,190
         First Community Bancshares, Inc. ........            470          6,035
         First Midwest Bancorp, Inc.(1) ..........          1,900         13,889
         FirstMerit Corp.(1) .....................            100          1,698
         Greene Bancshares, Inc.(1) ..............            848          3,799
         Harleysville National Corp. .............            680          3,196
         International Bancshares Corp.(1) .......            630          6,495
         MB Financial, Inc.(1) ...................            290          2,955
         National Penn Bancshares, Inc. ..........          1,030          4,748
         NBT Bancorp, Inc.(1) ....................            280          6,079
         Old National Bancorp/Indiana(1) .........            600          5,892

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
SMALL-CAP CORE FUND

INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
      COMMERCIAL BANKS -- (CONTINUED)
         PacWest Bancorp(1) ......................            570   $      7,501
         Pinnacle Financial Partners, Inc.*(1) ...            930         12,388
         PremierWest Bancorp .....................          6,636         22,496
         PrivateBancorp, Inc. ....................            160          3,558
         Prosperity Bancshares, Inc.(1) ..........            850         25,355
         S&T Bancorp, Inc.(1) ....................            190          2,310
         Sandy Springs Bancorp, Inc.(1) ..........            630          9,261
         SCBT Financial Corp.(1) .................            350          8,291
         Signature Bank* .........................            180          4,882
         StellarOne Corp. ........................            520          6,734
         Sun Bancorp, Inc.* ......................          3,412         17,674
         Susquehanna Bancshares, Inc.(1) .........          2,180         10,660
         SVB Financial Group* (1) ................            640         17,421
         Texas Capital Bancshares, Inc.* .........            520          8,044
         TowneBank(1) ............................          1,610         22,540
         Trico Bancshares ........................            350          5,425
         Trustmark Corp.(1) ......................          1,040         20,093
         UMB Financial Corp.(1) ..................            250          9,502
         Umpqua Holdings Corp.(1) ................            880          6,829
         United Community Banks, Inc.*(1) ........          3,988         23,891
         Westamerica Bancorp(1) ..................            140          6,945
         Western Alliance Bancorp* ...............          2,370         16,211
         Wintrust Financial Corp.(1) .............          1,110         17,849
                                                                    ------------
                                                                         595,530
                                                                    ------------
      CONSUMER FINANCE -- 0.7%
         Cash America International, Inc.(1) .....            340          7,953
         Dollar Financial Corp.* .................            390          5,378
         World Acceptance Corp.*(1) ..............          3,710         73,866
                                                                    ------------
                                                                          87,197
                                                                    ------------
      DIVERSIFIED FINANCIAL SERVICES -- 0.9%
         Asset Acceptance Capital Corp.* .........          5,180         39,834
         Encore Capital Group, Inc.*(1) ..........          2,560         33,920

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
      DIVERSIFIED FINANCIAL SERVICES -- (CONTINUED)
         PHH Corp.*(1) ...........................          1,230   $     22,362
         PICO Holdings, Inc.* ....................            780         22,386
                                                                    ------------
                                                                         118,502
                                                                    ------------
      INSURANCE -- 3.1%
         American Equity Investment Life
            Holding Co.(1) .......................          1,300          7,254
         American Safety Insurance Holdings,
            Ltd.* ................................            500          6,805
         Aspen Insurance Holdings, Ltd. ..........          1,200         26,808
         Assured Guaranty, Ltd.(1) ...............          1,350         16,713
         Delphi Financial Group,
            Inc. - Class A(1) ....................          1,560         30,311
         FBL Financial Group, Inc. - Class A .....          2,500         20,650
         First Mercury Financial Corp. ...........          1,190         16,386
         Horace Mann Educators Corp. .............          1,310         13,061
         Max Capital Group, Ltd. .................            570         10,522
         Meadowbrook Insurance Group, Inc. .......          3,140         20,504
         National Interstate Corp. ...............          1,540         23,377
         Navigators Group, Inc.* .................            490         21,771
         NYMagic, Inc. ...........................            670          9,300
         Presidential Life Corp. .................            710          5,375
         ProAssurance Corp.* .....................            850         39,278
         Protective Life Corp. ...................            430          4,919
         RLI Corp. ...............................            110          4,928
         SeaBright Insurance Holdings, Inc.* .....          7,530         76,279
         Selective Insurance Group, Inc. .........            490          6,257
         Stewart Information Services Corp. ......          1,360         19,380
         United Fire & Casualty Co. ..............            320          5,488
         Validus Holdings, Ltd.(1) ...............            500         10,990
                                                                    ------------
                                                                         396,356
                                                                    ------------
      REAL ESTATE INVESTMENT TRUSTS -- 4.0%
         Alexandria Real Estate Equities,
            Inc.(1) ..............................            120          4,295
         Colonial Properties Trust ...............            830          6,142
         Developers Diversified Realty Corp.(1) ..          2,280         11,126

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
SMALL-CAP CORE FUND

INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
      REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
         DiamondRock Hospitality Co.(1) ..........          6,070   $     37,998
         Entertainment Properties Trust(1) .......            890         18,334
         Equity One, Inc.(1) .....................            900         11,934
         First Industrial Realty Trust, Inc.(1) ..          3,740         16,269
         Getty Realty Corp. ......................            370          6,982
         Highwoods Properties, Inc.(1) ...........            580         12,975
         Home Properties, Inc. ...................            210          7,161
         LaSalle Hotel Properties ................          2,410         29,739
         LTC Properties, Inc. ....................          2,780         56,851
         National Health Investors, Inc. .........          2,390         63,837
         National Retail Properties, Inc.(1) .....          2,510         43,548
         Pennsylvania Real Estate Investment
            Trust(1) .............................          1,280          6,400
         Post Properties, Inc.(1) ................          1,170         15,725
         Realty Income Corp.(1) ..................          2,170         47,566
         Senior Housing Properties Trust .........          3,840         62,669
         Sun Communities, Inc.(1) ................            660          9,095
         Sunstone Hotel Investors, Inc. ..........          5,540         29,639
                                                                    ------------
                                                                         498,285
                                                                    ------------
      REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
         Consolidated Tomoka Land Co. ............            370         12,980
                                                                    ------------
      THRIFTS & MORTGAGE FINANCE -- 1.7%
         Abington Bancorp, Inc. ..................          5,770         45,929
         First Niagara Financial Group, Inc. .....          1,990         22,726
         NewAlliance Bancshares, Inc.(1) .........          6,970         80,155
         Northwest Bancorp, Inc. .................          2,480         46,773
         Provident Financial Services, Inc. ......          1,800         16,380
         TrustCo Bank Corp. ......................            730          4,314
                                                                    ------------
                                                                         216,277
                                                                    ------------
      TOTAL FINANCIALS ...........................                     2,118,890
                                                                    ------------

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
   HEALTH CARE -- 15.3%
      BIOTECHNOLOGY -- 2.2%
         Acorda Therapeutics, Inc.* ..............             20   $        564
         Affymax, Inc.* ..........................          1,670         30,778
         Alexion Pharmaceuticals, Inc.* ..........            910         37,419
         Alkermes, Inc.* .........................          2,150         23,263
         Arena Pharmaceuticals, Inc.* ............            860          4,291
         Array Biopharma, Inc.* ..................         11,070         34,760
         Cepheid, Inc.* ..........................          1,120         10,550
         Cubist Pharmaceuticals, Inc.* ...........            480          8,798
         Idera Pharmaceuticals, Inc.* ............          1,980         11,603
         Onyx Pharmaceuticals, Inc.* .............            420         11,869
         Pharmasset, Inc.* .......................          1,930         21,713
         Progenics Pharmaceuticals, Inc.* ........          7,320         37,698
         Savient Pharmaceuticals, Inc.* ..........          2,860         39,640
         Theravance, Inc.* .......................            380          5,563
                                                                    ------------
                                                                         278,509
                                                                    ------------
      HEALTH CARE EQUIPMENT & SUPPLIES -- 4.2%
         Abaxis, Inc.* ...........................          2,460         50,528
         Align Technology, Inc.* .................          2,360         25,016
         Cryolife, Inc.* .........................          1,700          9,418
         Cyberonics, Inc.*(1) ....................            190          3,160
         Cynosure, Inc. - Class A* ...............          3,120         23,868
         Haemonetics Corp.* ......................            270         15,390
         Hologic, Inc.* ..........................            180          2,561
         I-Flow Corp.* ...........................          4,320         29,981
         Idexx Laboratories, Inc.* ...............            965         44,583
         Insulet Corp.* ..........................            560          4,312
         Masimo Corp.* ...........................          1,000         24,110
         Medical Action Industries, Inc.* ........          4,700         53,815
         Merit Medical Systems, Inc.* ............          3,200         52,160
         Neogen Corp.* ...........................          4,560        132,149
         Orthofix International N.V.* ............            780         19,508
         STERIS Corp. ............................            910         23,733

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
SMALL-CAP CORE FUND

INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
      HEALTH CARE EQUIPMENT & SUPPLIES -- (CONTINUED)
         The Cooper Cos., Inc.(1) ................             70   $      1,731
         Wright Medical Group, Inc.* .............            610          9,919
         Zoll Medical Corp.* .....................            360          6,962
                                                                    ------------
                                                                         532,904
                                                                    ------------
      HEALTH CARE PROVIDERS & SERVICES -- 4.6%
         AMN Healthcare Services, Inc.* ..........          2,690         17,162
         AmSurg Corp.* ...........................            510         10,934
         CardioNet, Inc.* ........................            335          5,467
         Centene Corp.* ..........................          1,900         37,962
         Corvel Corp.* ...........................          1,670         38,026
         Genoptix, Inc.* .........................          1,690         54,063
         HealthSouth Corp.*(1) ...................          4,880         70,467
         inVentiv Health, Inc.* ..................            360          4,871
         Medcath Corp.* ..........................          1,520         17,875
         MEDNAX, Inc.* ...........................            635         26,753
         Molina Healthcare, Inc.*(1) .............            700         16,744
         National HealthCare Corp. ...............            570         21,626
         National Research Corp. .................            730         17,812
         Owens & Minor, Inc. .....................          1,370         60,033
         Providence Service Corp.* ...............            970         10,622
         PSS World Medical, Inc.* ................          4,000         74,040
         Psychiatric Solutions, Inc.* ............          1,305         29,676
         Res-Care, Inc.* .........................            790         11,297
         Sunrise Senior Living, Inc.* ............         13,540         22,341
         The Ensign Group, Inc. ..................          1,050         14,942
         Virtual Radiologic Corp.* ...............          1,670         15,080
                                                                    ------------
                                                                         577,793
                                                                    ------------
      HEALTH CARE TECHNOLOGY -- 1.1%
         Athenahealth, Inc.* .....................          1,520         56,255
         Cerner Corp.* ...........................            950         59,175
         Eclipsys Corp.* .........................            970         17,247
                                                                    ------------
                                                                         132,677
                                                                    ------------
      LIFE SCIENCES TOOLS & SERVICES -- 1.5%
         Affymetrix, Inc.* .......................          5,120         30,361
         Albany Molecular Research, Inc.* ........          3,830         32,134

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
      LIFE SCIENCES TOOLS & SERVICES -- (CONTINUED)
         Bio-Rad Laboratories, Inc. - Class A* ...            415   $     31,324
         Bruker Corp.* ...........................            360          3,334
         Exelixis, Inc.* .........................          1,580          7,695
         Luminex, Corp.* .........................            790         14,646
         Paraxel International Corp.* ............          1,890         27,178
         Pharmaceutical Product Development,
            Inc. .................................          1,000         23,220
         Sequenom, Inc.* .........................            270          1,056
         Varian, Inc.* ...........................            590         23,264
                                                                    ------------
                                                                         194,212
                                                                    ------------
      PHARMACEUTICALS -- 1.7%
         Ardea Biosciences, Inc.* ................          2,860         45,016
         Medicis Pharmaceutical Corp. -
            Class A ..............................          3,070         50,103
         Noven Pharmaceuticals, Inc.* ............            870         12,441
         Obagi Medical Products, Inc.* ...........         10,400         75,816
         Pain Therapeutics, Inc.* ................          4,230         22,715
         Sucampo Pharmaceuticals, Inc. -
            Class A* .............................          2,240         13,821
                                                                    ------------
                                                                         219,912
                                                                    ------------
      TOTAL HEALTH CARE ..........................                     1,936,007
                                                                    ------------
   INDUSTRIALS -- 14.4%
      AEROSPACE & DEFENSE -- 0.3%
         AAR Corp.* ..............................            360          5,778
         Cubic Corp. .............................             40          1,432
         Esterline Technologies Corp.* ...........            150          4,060
         Hexcel Corp.* ...........................            260          2,478
         Moog, Inc. - Class A* ...................          1,135         29,294
                                                                    ------------
                                                                          43,042
                                                                    ------------
      AIR FREIGHT & LOGISTICS -- 0.2%
         Dynamex, Inc.* ..........................            450          6,925
         Pacer International, Inc. ...............          6,630         14,785
                                                                    ------------
                                                                          21,710
                                                                    ------------
      AIRLINES -- 0.1%
         Allegiant Travel Co.* ...................             70          2,775
         UAL Corp.* ..............................          2,310          7,369
                                                                    ------------
                                                                          10,144
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
SMALL-CAP CORE FUND

INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
      BUILDING PRODUCTS -- 0.4%
         Ameron International Corp.(1) ...........            230   $     15,419
         Apogee Enterprises, Inc. ................            400          4,920
         Gibraltar Industries, Inc. ..............            400          2,748
         NCI Building Systems, Inc.*(1) ..........          8,100         21,384
         Simpson Manufacturing Co., Inc.(1) ......            280          6,054
         Universal Forest Products, Inc.(1) ......            140          4,633
                                                                    ------------
                                                                          55,158
                                                                    ------------
      COMMERCIAL SERVICES & SUPPLIES -- 3.6%
         ABM Industries, Inc. ....................          1,110         20,058
         American Ecology Corp. ..................            290          5,197
         Bowne & Co., Inc. .......................          3,752         24,425
         Cenveo, Inc.* ...........................         21,420         90,607
         Comfort Systems USA, Inc. ...............          2,260         23,165
         Consolidated Graphics, Inc.* ............          2,110         36,756
         Courier Corp. ...........................            560          8,546
         Deluxe Corp. ............................            410          5,252
         Energy Solutions, Inc. ..................            690          6,348
         EnerNOC, Inc.* ..........................          1,050         22,753
         G & K Services, Inc. - Class A ..........            542         11,463
         GeoEye, Inc.*(1) ........................            250          5,890
         Innerworkings, Inc.* ....................          6,790         32,252
         Interface, Inc. - Class A ...............          2,060         12,772
         Kimball International, Inc. - Class B ...          3,450         21,528
         Knoll, Inc. .............................          1,555         11,787
         McGrath RentCorp ........................            250          4,765
         The GEO Group, Inc.* ....................            320          5,946
         United Stationers, Inc.* ................            300         10,464
         Viad Corp. ..............................            330          5,683
         Waste Connections, Inc.* ................          2,000         51,820
         Waste Services, Inc.* ...................          7,120         36,882
                                                                    ------------
                                                                         454,359
                                                                    ------------
      CONSTRUCTION & ENGINEERING -- 1.0%
         Dycom Industries, Inc.* .................          2,990         33,099
         EMCOR Group, Inc.* ......................          1,870         37,624
         Integrated Electrical Services, Inc.* ...          1,830         14,292

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
      CONSTRUCTION & ENGINEERING -- (CONTINUED)
         Pike Electric Corp.* ....................          1,110   $     13,376
         Tutor Perini Corp.*(1) ..................          1,260         21,874
                                                                    ------------
                                                                         120,265
                                                                    ------------
      ELECTRICAL EQUIPMENT -- 1.2%
         Acuity Brands, Inc. .....................            640         17,952
         AZZ, Inc.*(1) ...........................          1,380         47,486
         Belden, Inc. ............................            410          6,847
         EnerSys, Inc.* ..........................            440          8,003
         GrafTech International, Ltd.* ...........          1,180         13,346
         II-VI, Inc.* ............................          1,240         27,491
         LSI Industries, Inc. ....................          4,830         26,323
         Ultralife Corp.* ........................            510          3,657
                                                                    ------------
                                                                         151,105
                                                                    ------------
      INDUSTRIAL CONGLOMERATES -- 0.2%
         Otter Tail Corp.(1) .....................          1,060         23,151
                                                                    ------------
      MACHINERY -- 1.3%
         3-D Systems Corp.* ......................          3,060         22,063
         Actuant Corp. - Class A .................            450          5,490
         Alamo Group, Inc. .......................          1,030         10,403
         Albany International
         Corp. - Class A .........................            630          7,169
         Barnes Group, Inc. ......................            310          3,686
         Blount International, Inc.* .............          1,010          8,696
         CIRCOR International, Inc. ..............            190          4,486
         Federal Signal Corp. ....................            970          7,420
         Hurco Cos., Inc.* .......................            440          6,877
         Kadant, Inc.* ...........................            520          5,871
         Kaydon Corp.(1) .........................            803         26,146
         Lindsay Corp. ...........................            540         17,874
         Mueller Industries, Inc.(1) .............            750         15,600
         Nordson Corp. ...........................            240          9,278
         Tennant Co. .............................            180          3,310
         Wabtec Corp. ............................            150          4,826
                                                                    ------------
                                                                         159,195
                                                                    ------------
      MARINE -- 0.0%
         Eagle Bulk Shipping, Inc. ...............            650          3,048
         Kirby Corp.* ............................             10            318
                                                                    ------------
                                                                           3,366
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
SMALL-CAP CORE FUND

INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
   PROFESSIONAL SERVICES -- 4.3%
      Administaff, Inc. ..........................            720   $     16,754
      CDI Corp. ..................................          3,290         36,683
      COMSYS IT Partners, Inc.* ..................          3,130         18,311
      CoStar Group, Inc.* ........................            250          9,968
      Exponent, Inc.* ............................          5,240        128,432
      FTI Consulting, Inc.* ......................            550         27,896
      Hill International, Inc.* ..................         17,220         74,046
      Kelly Services, Inc. - Class A .............          2,800         30,660
      Korn/Ferry International, Inc.* ............          9,120         97,037
      LECG Corp.* ................................            920          2,999
      Navigant Consulting, Inc.* .................            970         12,532
      Resources Connection, Inc.* ................            410          7,040
      The Advisory Board Co.* ....................          1,035         26,600
      VSE Corp. ..................................            420         10,987
      Watson Wyatt Worldwide, Inc. - Class A .....          1,340         50,290
                                                                    ------------
                                                                         550,235
                                                                    ------------
   ROAD & RAIL -- 0.1%
      Landstar System, Inc. ......................            400         14,364
                                                                    ------------
   TRADING COMPANIES & DISTRIBUTORS -- 1.4%
      Aceto Corp. ................................         10,560         70,435
      Beacon Roofing Supply, Inc.* ...............          1,175         16,991
      Houston Wire & Cable Co. ...................          1,210         14,411
      Interline Brands, Inc.* ....................          4,090         55,951
      RSC Holdings, Inc.* ........................          2,860         19,219
                                                                    ------------
                                                                         177,007
                                                                    ------------
   TRANSPORTATION INFRASTRUCTURE -- 0.3%
      CAI International, Inc.* ...................          6,400         32,640
                                                                    ------------
   TOTAL INDUSTRIALS .............................                     1,815,741
                                                                    ------------
INFORMATION TECHNOLOGY -- 22.2%
   COMMUNICATIONS EQUIPMENT -- 2.1%
      Acme Packet, Inc.* .........................            790          7,995
      Adtran, Inc. ...............................            740         15,888
      Bigband Networks, Inc.* ....................          4,810         24,868
      Blue Coat Systems, Inc.* ...................          1,470         24,314

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
   COMMUNICATIONS EQUIPMENT -- (CONTINUED)
      Hughes Communications, Inc.* ...............            900   $     20,547
      Infinera Corp.* ............................          4,730         43,185
      Loral Space & Communications, Inc.* ........            110          2,832
      Netgear, Inc.* .............................            320          4,611
      ORBCOMM, Inc.*(1) ..........................         43,280         76,173
      Polycom, Inc.* .............................            520         10,540
      Riverbed Technology, Inc.* .................          1,450         33,625
                                                                    ------------
                                                                         264,578
                                                                    ------------
      COMPUTERS & PERIPHERALS -- 1.7%
      Electronics for Imaging, Inc.* .............          2,090         22,279
      Hutchinson Technology, Inc.*(1) ............          5,600         10,920
      Imation Corp. ..............................          1,110          8,447
      Intevac, Inc.* .............................          1,050          9,146
      Netezza Corp.* .............................          2,820         23,463
      Novatel Wireless, Inc.* ....................          4,000         36,080
      Rimage Corp.* ..............................            690         11,461
      Super Micro Computer, Inc.* ................          6,520         49,943
      Synaptics, Inc.* ...........................          1,140         44,061
                                                                    ------------
                                                                         215,800
                                                                    ------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS &
      COMPONENTS -- 3.0%
      Anixter International, Inc.* ...............          1,815         68,226
      Checkpoint Systems, Inc.* ..................          1,650         25,888
      Cognex Corp. ...............................            210          2,967
      Comverge, Inc.*(1) .........................          2,880         34,848
      CTS Corp. ..................................            180          1,179
      Daktronics, Inc. ...........................          1,080          8,316
      Echelon Corp.* .............................            810          6,869
      Electro Rent Corp. .........................          4,700         44,603
      FLIR Systems, Inc.* ........................            460         10,378
      Insight Enterprises, Inc.* .................          4,250         41,055
      Measurement Specialties, Inc.* .............          6,080         42,864
      Radisys Corp.* .............................          1,000          9,010
      Rogers Corp.*(1) ...........................          1,520         30,749

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
SMALL-CAP CORE FUND

INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS &
      COMPONENTS -- (CONTINUED)
      ScanSource, Inc.*(1) .......................            680   $     16,674
      Technitrol, Inc. ...........................          5,130         33,191
                                                                    ------------
                                                                         376,817
                                                                    ------------
   INTERNET SOFTWARE & SERVICES -- 2.3%
      Digital River, Inc.* .......................            210          7,627
      DivX, Inc.* ................................          3,720         20,423
      Equinix, Inc.* .............................            255         18,549
      InfoSpace, Inc.* ...........................         10,890         72,201
      Liquidity Services, Inc.* ..................          1,350         13,311
      MercadoLibre, Inc.* ........................            460         12,365
      ModusLink Global
         Solutions, Inc.* ........................            800          5,488
      Omniture, Inc.* ............................          1,080         13,565
      SAVVIS, Inc.* ..............................          1,610         18,450
      Sohu.com, Inc.* ............................            200         12,566
      TechTarget, Inc.* ..........................          3,250         13,000
      Terremark Worldwide,
         Inc.* ...................................          3,530         20,403
      The Knot, Inc.* ............................          4,000         31,520
      ValueClick, Inc.* ..........................          2,660         27,983
                                                                    ------------
                                                                         287,451
                                                                    ------------
   IT SERVICES -- 2.7%
      Cass Information
         Systems, Inc. ...........................          1,370         44,854
      CSG Systems
         International, Inc.* ....................            660          8,738
      ExlService Holdings,
         Inc.* ...................................          2,710         30,379
      Forrester Research, Inc.* ..................            360          8,838
      Gartner, Inc.* .............................            460          7,020
      Global Payments, Inc. ......................          1,020         38,209
      Heartland Payment
         Systems, Inc. ...........................          1,660         15,886
      MAXIMUS, Inc. ..............................            750         30,938
      Perot Systems Corp. -
         Class A* ................................          6,130         87,843
      Sapient Corp.* .............................          1,990         12,517
      Teletech Holdings, Inc.* ...................          1,990         30,149
      Wright Express Corp.* ......................            890         22,668
                                                                    ------------
                                                                         338,039
                                                                    ------------

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
   OFFICE ELECTRONICS -- 0.3%
   Zebra Technologies
      Corp. - Class A* ...........................          1,620   $     38,329
                                                                    ------------
   SEMICONDUCTORS & SEMICONDUCTOR
      EQUIPMENT -- 3.8%
      Applied Micro Circuits
         Corp.* ..................................          8,180         66,503
      ATMI, Inc.* ................................            480          7,454
      Cavium Networks, Inc.* .....................            350          5,884
      FormFactor, Inc.* ..........................            490          8,448
      Kulicke & Soffa Industries,
         Inc.* ...................................          6,000         20,580
      Microsemi Corp.* ...........................          1,485         20,493
      Pericom Semiconductor
         Corp.* ..................................          2,960         24,923
      Photronics, Inc.* ..........................          4,270         17,293
      Power Integrations, Inc. ...................          2,090         49,721
      Rubicon Technology,
         Inc.* ...................................          2,350         33,558
      Rudolph Technologies,
         Inc.* ...................................          1,190          6,569
      Semtech Corp.* .............................            600          9,546
      Sigma Designs, Inc.* .......................            590          9,464
      Standard Microsystems
         Corp.* ..................................          9,390        192,025
      Veeco Instruments, Inc.* ...................          1,120         12,981
                                                                    ------------
                                                                         485,442
                                                                    ------------
   SOFTWARE -- 6.3%
      ACI Worldwide, Inc.*(1) ....................          1,490         20,801
      ANSYS, Inc.* ...............................            980         30,537
      Ariba, Inc.* ...............................          1,840         18,106
      Blackbaud, Inc. ............................          3,110         48,361
      CommVault Systems,
         Inc.* ...................................            790         13,098
      Concur Technologies,
         Inc.* ...................................            820         25,486
      Double-Take Software,
         Inc.* ...................................          3,180         27,507
      EPIQ Systems, Inc.*(1) .....................          3,320         50,962
      Fair Isaac & Co., Inc. .....................            980         15,151
      Jack Henry & Associates,
         Inc. ....................................          7,280        151,060
      JDA Software Group,
         Inc.* ...................................          4,500         67,320
      Kenexa Corp.* ..............................          3,690         42,693

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
SMALL-CAP CORE FUND

INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
   SOFTWARE -- (CONTINUED)
      Manhattan Associates,
         Inc.* ...................................          3,310   $     60,308
      MICROS Systems, Inc.* ......................          1,475         37,347
      Net 1 UEPS Technologies,
         Inc.* ...................................          1,480         20,113
         Corp.* ..................................          1,110         12,976
      PROS Holdings, Inc.* .......................          1,950         15,834
      Radiant Systems, Inc.* .....................          1,610         13,363
      Renaissance Learning,
         Inc .....................................          1,010          9,302
      SuccessFactors, Inc.* ......................          1,660         15,239
      Synchronoss Technologies,
         Inc.* ...................................            990         12,147
      Take-Two Interactive
         Software, Inc.*(1) ......................          5,590         52,937
      The Ultimate Software
         Group, Inc.* ............................          1,080         26,179
      Vasco Data Security
         International, Inc.* ....................          1,440         10,526
                                                                    ------------
                                                                         797,353
                                                                    ------------
   TOTAL INFORMATION TECHNOLOGY ..................                     2,803,809
                                                                    ------------
MATERIALS -- 2.2%
   CHEMICALS -- 1.1%
      American Vanguard
         Corp.(1) ................................            980         11,074
      H.B. Fuller Co. ............................            490          9,197
      Landec Corp.* ..............................          8,150         55,339
      Minerals Technologies,
         Inc.(1) .................................          1,220         43,944
      OM Group, Inc.*(1) .........................          1,040         30,181
                                                                    ------------
                                                                         149,735
                                                                    ------------
   CONSTRUCTION MATERIALS -- 0.1%
      Texas Industries, Inc. .....................            290          9,094
                                                                    ------------
   METALS & MINING -- 0.9%
      Century Aluminum Co.* ......................          5,380         33,518
      Coeur d'Alene Mines
         Corp. - Class A*(1) .....................          2,730         33,579
      Haynes International,
         Inc.* ...................................            250          5,925
      Horsehead Holding
         Corp.* ..................................          3,660         27,267
      Kaiser Aluminum Corp. ......................             40          1,436

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
   METALS & MINING -- (CONTINUED)
      Olympic Steel, Inc. ........................            470   $     11,501
      Worthington Industries,
         Inc. ....................................            330          4,221
                                                                    ------------
                                                                         117,447
                                                                    ------------
   PAPER & FOREST PRODUCTS -- 0.1%
      Deltic Timber Corp. ........................            210          7,449
                                                                    ------------
   TOTAL MATERIALS ...............................                       283,725
                                                                    ------------
TELECOMMUNICATION SERVICES -- 1.4%
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
      Cbeyond, Inc.* .............................            670          9,615
      Fairpoint Communications,
         Inc.(1) .................................         18,800         11,280
      General Communication,
         Inc. - Class A* .........................            750          5,198
      Neutral Tandem, Inc.* ......................          2,070         61,106
      Premiere Global Services,
         Inc.* ...................................            690          7,480
      TW Telecom, Inc.* ..........................          3,790         38,923
                                                                    ------------
                                                                         133,602
                                                                    ------------
   WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
      iPCS, Inc.* ................................          3,320         49,667
                                                                    ------------
   TOTAL TELECOMMUNICATION SERVICES ..............                       183,269
                                                                    ------------
UTILITIES -- 2.6%
   ELECTRIC UTILITIES -- 1.2%
      Central Vermont Public
         Service Corp. ...........................            340          6,154
      Cleco Corp. ................................          1,220         27,353
      El Paso Electric Co.* ......................          3,798         53,020
      IDACORP, Inc. ..............................            320          8,365
      The Empire District
         Electric Co.(1) .........................            480          7,930
      UniSource Energy Corp. .....................            660         17,516
      Westar Energy, Inc. ........................          1,490         27,967
                                                                    ------------
                                                                         148,305
                                                                    ------------
   GAS UTILITIES -- 0.3%
      Chesapeake Utilities
         Corp. ...................................            700         22,771
      Piedmont Natural Gas
         Co. .....................................            480         11,573
      South Jersey Industries,
         Inc.(1) .................................            140          4,884

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
SMALL-CAP CORE FUND

INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
   GAS UTILITIES -- (CONTINUED)
      The Laclede Group, Inc. ....................            120   $      3,976
                                                                    ------------
                                                                          43,204
                                                                    ------------
   INDEPENDENT POWER PRODUCERS &
      ENERGY TRADERS -- 0.0%
      Ormat Technologies, Inc. ...................            140          5,643
                                                                    ------------
   MULTI-UTILITIES -- 0.7%
      Avista Corp. ...............................          2,830         50,402
      Black Hills Corp.(1) .......................            720         16,553
      PNM Resources, Inc. ........................          1,870         20,028
                                                                    ------------
                                                                          86,983
                                                                    ------------
   WATER UTILITIES -- 0.4%
      Connecticut Water Service,
         Inc. ....................................          1,240         26,896
      Consolidated Water Co.,
         Inc. ....................................          1,090         17,276
                                                                    ------------
                                                                          44,172
                                                                    ------------
   TOTAL UTILITIES ...............................                       328,307
                                                                    ------------
   TOTAL COMMON STOCK
      (COST $12,975,760) .........................                    12,665,793
                                                                    ------------

                                                        SHARES/
                                                       PRINCIPAL        VALUE
                                                        AMOUNT        (NOTE 2)
                                                     ------------   ------------
SHORT-TERM INVESTMENTS -- 0.0%
   BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series
      (Cost $1,978) ..............................          1,978   $      1,978
                                                                    ------------
SHORT-TERM INVESTMENTS HELD
   AS COLLATERAL FOR LOANED
   SECURITIES(3) -- 15.2%
   Branch Banking and
      Trust Co. Time
      Deposit, due
      07/01/09 ...................................   $    133,099        133,099
   Institutional Money
      Market Trust ...............................      1,785,632      1,785,632
                                                                    ------------
   TOTAL SHORT-TERM INVESTMENTS
      HELD AS COLLATERAL FOR
      LOANED SECURITIES
      (COST $1,918,731) ..........................                     1,918,731
                                                                    ------------
   TOTAL INVESTMENTS -- 115.3%
      (COST $14,896,469)+ ........................                  $ 14,586,502(2)
   LIABILITIES IN EXCESS OF
      OTHER ASSETS -- (15.3)% ....................                    (1,938,517)
                                                                    ------------
   NET ASSETS -- 100.0% ..........................                  $ 12,647,985
                                                                    ============

*    Non-income producing security.

+ The cost for Federal income tax purposes is $15,030,698. At June 30, 2009, net unrealized depreciation was $444,196. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,390,144 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,834,340.

(1)  Security partially or fully on loan.

(2) At June 30, 2009, the market value of securities on loan for the Small-Cap Core Fund was $1,780,636.

(3)  See Note 5 in the Notes to Financial Statements.

ADR -- American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2009

                                                            LARGE-CAP      LARGE-CAP     SMALL-CAP
                                                           GROWTH FUND    VALUE FUND     CORE FUND
                                                          ------------   ------------   -----------
ASSETS:
Investments in securities, value* .....................   $ 20,013,859   $ 25,395,255   $14,586,502
Receivable for fund shares sold .......................             --             45            --
Receivable for investments sold .......................             --          9,154            --
Dividends receivable ..................................         21,492         32,353         9,497
Other assets ..........................................         11,638         11,692        11,233
                                                          ------------   ------------   -----------
Total assets ..........................................     20,046,989     25,448,499    14,607,232
                                                          ------------   ------------   -----------
LIABILITIES:
Due to custodian ......................................             --         47,783            43
Obligation to return securities lending collateral ....             --      6,768,045     1,918,731
Payable for fund shares redeemed ......................         27,875         32,537           278
Accrued advisory fee ..................................         10,065          9,478         6,325
Other accrued expenses ................................         37,664         30,038        33,870
                                                          ------------   ------------   -----------
Total liabilities .....................................         75,604      6,887,881     1,959,247
                                                          ------------   ------------   -----------
NET ASSETS ............................................   $ 19,971,385   $ 18,560,618   $12,647,985
                                                          ============   ============   ===========
NET ASSETS CONSIST OF:
Paid-in capital .......................................    115,497,286   $ 24,293,146   $17,376,710
Undistributed (distribution in excess of)
   net investment income ..............................        (10,903)         55,722      (10,903)
Accumulated net realized loss on investments ..........    (94,054,530)    (4,660,394)   (4,407,855)
Net unrealized depreciation of investments ............     (1,460,468)    (1,127,856)     (309,967)
                                                          ------------   ------------   -----------
NET ASSETS ............................................   $ 19,971,385   $ 18,560,618   $12,647,985
                                                          ============   ============   ===========
NET ASSETS BY SHARE CLASS:
   Institutional Shares ...............................   $ 19,963,712   $ 18,513,823   $12,640,551
   A Shares ...........................................          7,673         46,795         7,434
                                                          ------------   ------------   -----------
                                                          $ 19,971,385   $ 18,560,618   $12,647,985
                                                          ============   ============   ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING
   ($0.01 par value, unlimited authorized shares):
   Institutional Shares ...............................      2,335,534      2,667,178     2,537,850
   A Shares ...........................................            904          6,749         1,509
NET ASSET VALUE PER SHARE:
   Institutional Shares (net asset value, offering and
      redemption price) ...............................   $       8.55   $       6.94   $      4.98
                                                          ------------   ------------   -----------
   A Shares (net asset value (NAV) and redemption
      price) ..........................................   $       8.49   $       6.93   $      4.93
                                                          ------------   ------------   -----------
   A Shares (offering price -- NAV / 0.965) ...........   $       8.80   $       7.18   $      5.11
                                                          ------------   ------------   -----------
*  Investments at cost ................................   $ 21,474,327   $26,523,111    $14,896,469

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2009

                                                            LARGE-CAP     LARGE-CAP     SMALL-CAP
                                                           GROWTH FUND    VALUE FUND    CORE FUND
                                                          ------------   -----------   -----------
INVESTMENT INCOME:
   Dividends ..........................................   $    397,347   $   608,615   $   219,593
   Securities lending income ..........................             --        10,716        10,233
   Foreign tax withheld ...............................             --            --           (85)
                                                          ------------   -----------   -----------
   Total investment income ............................        397,347       619,331       229,741
                                                          ------------   -----------   -----------
EXPENSES:
   Advisory fees ......................................        143,638       125,639       101,515
   Administration fees ................................          3,319         2,894         1,871
   Sub-administration and accounting fees .............         45,244        41,781        51,765
   Custody fees .......................................         14,356        13,298        15,115
   Transfer agent fees ................................         12,888         9,449         8,428
   Distribution fees - A Shares .......................             20            25            19
   Professional fees ..................................         56,838        54,568        58,348
   Reports to shareholders ............................         14,900        14,052        13,087
   Registration fees ..................................         25,512        25,171        23,749
   Trustees' fees .....................................         29,281        29,281        29,281
   Compliance services fees ...........................          7,582         7,582         7,582
   Other ..............................................         10,906         9,817         4,915
                                                          ------------   -----------   -----------
   Total expenses before fee waivers ..................        364,484       333,557       315,675
   Expenses waived by Adviser .........................             --            --       (20,303)
   Sub-administration and accounting fees waived ......        (10,353)      (10,351)      (12,421)
                                                          ------------   -----------   -----------
Total expenses, net ...................................        354,131       323,206       282,951
                                                          ------------   -----------   -----------
   Net investment income (loss) .......................         43,216       296,125       (53,210)
                                                          ------------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized loss from investments .................     (7,689,198)   (4,651,429)   (3,419,141)
   Net change in unrealized appreciation (depreciation)
      on investments ..................................     (2,668,637)   (4,113,861)   (2,186,406)
                                                          ------------   -----------   -----------
   Net loss on investments ............................    (10,357,835)   (8,765,290)   (5,605,547)
                                                          ------------   -----------   -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..   $(10,314,619)  $(8,469,165)  $(5,658,757)
                                                          ============   ===========   ===========

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                             LARGE-CAP GROWTH FUND
                                                          ----------------------------
                                                             FOR THE        FOR THE
                                                           YEAR ENDED     YEAR ENDED
                                                            JUNE 30,        JUNE 30,
                                                              2009           2008
                                                          ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income (loss) .......................   $     43,216   $    (42,418)
   Net realized loss from investments .................     (7,689,198)      (257,537)
   Net change in unrealized appreciation (depreciation)
      on investments ..................................     (2,668,637)    (2,311,921)
                                                          ------------   ------------
   Net decrease in net assets resulting from
      perations .......................................    (10,314,619)    (2,611,876)
                                                          ------------   ------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ............................        (43,262)       (36,023)
      A Shares ........................................            (13)            (1)
                                                          ------------   ------------
   Return of capital:
      Institutional Shares ............................        (17,069)            --
      A Shares ........................................             (6)            --
                                                          ------------   ------------
Total distributions ...................................        (60,350)       (36,024)
                                                          ------------   ------------
Fund share transactions (See Note 6):
   Proceeds from shares sold:
      Institutional Shares ............................      2,021,163      8,242,215
      A Shares ........................................             --             --
   Cost of shares issued on reinvestment of
         distributions:
      Institutional Shares ............................         44,427         19,302
      A Shares ........................................             19              1
   Cost of shares redeemed:
      Institutional Shares ............................     (8,682,130)    (9,862,317)
      A Shares ........................................             --             --
                                                          ------------   ------------
Net decrease in net assets from Fund share
   transactions .......................................     (6,616,521)    (1,600,799)
                                                          ------------   ------------
Total decrease in net assets ..........................    (16,991,490)    (4,248,699)
Net Assets:
      Beginning of Year ...............................     36,962,875     41,211,574
                                                          ------------   ------------
      End of Year .....................................   $ 19,971,385   $ 36,962,875
                                                          ============   ============
Distributions in excess of net investment income ......   $    (10,903)  $    (10,903)
                                                          ------------   ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                             LARGE-CAP VALUE FUND
                                                          --------------------------
                                                            FOR THE       FOR THE
                                                           YEAR ENDED    YEAR ENDED
                                                            JUNE 30,      JUNE 30,
                                                             2009           2008
                                                          -----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ..............................   $   296,125   $    319,775
   Net realized gain (loss) from investments ..........    (4,651,429)     1,329,126
   Net change in unrealized appreciation (depreciation)
      on investments ..................................    (4,113,861)    (4,621,913)
                                                          -----------   ------------
   Net decrease in net assets resulting from operations    (8,469,165)    (2,973,012)
                                                          -----------   ------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ............................      (294,455)      (316,513)
      A Shares ........................................          (108)          (222)
   Net realized gains:
      Institutional Shares ............................      (727,136)    (3,631,513)
      A Shares ........................................          (304)        (3,746)
                                                          -----------   ------------
Total distributions ...................................    (1,022,003)    (3,951,994)
                                                          -----------   ------------
Fund share transactions (See Note 6):
   Proceeds from shares sold:
      Institutional Shares ............................     3,445,576      1,069,429
      A Shares ........................................        38,597             --
   Cost of shares issued on reinvestment of
      distributions:
      Institutional Shares ............................       916,386      3,750,942
      A Shares ........................................           412          3,968
   Cost of shares redeemed:
      Institutional Shares ............................    (4,779,176)    (8,549,283)
      A Shares ........................................            (1)       (22,732)
                                                          -----------   ------------
Net decrease in net assets from Fund share
   transactions .......................................      (378,206)    (3,747,676)
                                                          -----------   ------------
Total decrease in net assets ..........................    (9,869,374)   (10,672,682)
Net Assets:
      Beginning of Year ...............................    28,429,992     39,102,674
                                                          -----------   ------------
      End of Year .....................................   $18,560,618   $ 28,429,992
                                                          ===========   ============
Undistributed net investment income ...................   $    55,722   $     54,174
                                                          -----------   ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                              SMALL-CAP CORE FUND
                                                          --------------------------
                                                            FOR THE       FOR THE
                                                           YEAR ENDED    YEAR ENDED
                                                            JUNE 30,      JUNE 30,
                                                              2009          2008
                                                          -----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment loss ................................   $   (53,210)  $   (215,369)
   Net realized loss from investments .................    (3,419,141)       (37,494)
   Net change in unrealized appreciation (depreciation)
      on investments ..................................    (2,186,406)    (3,697,222)
                                                          -----------   ------------
   Net decrease in net assets resulting from
      operations ......................................    (5,658,757)    (3,950,085)
                                                          -----------   ------------
Distributions to shareholders from:
   Net realized gains:
      Institutional Shares ............................      (515,356)    (5,956,500)
      A Shares ........................................          (304)        (2,736)
                                                          -----------   ------------
   Return of capital:
      Institutional Shares ............................           (46)            --
      A Shares ........................................            (1)            --
                                                          -----------   ------------
Total distributions ...................................      (515,707)    (5,959,236)
                                                          -----------   ------------
Fund share transactions (See Note 6):
   Proceeds from shares sold:
      Institutional Shares ............................     4,662,190        863,820
      A Shares ........................................            --             --
   Cost of shares issued on reinvestment of
      distributions:
      Institutional Shares ............................       465,812      5,356,353
      A Shares ........................................           305          2,736
   Cost of shares redeemed:
      Institutional Shares ............................    (4,265,178)   (11,641,504)
      A Shares ........................................            --             --
                                                          -----------   ------------
Net increase (decrease) in net assets from Fund share
   transactions .......................................       863,129     (5,418,595)
                                                          -----------   ------------
Total decrease in net assets ..........................    (5,311,335)   (15,327,916)
Net Assets:
   Beginning of Year ..................................    17,959,320     33,287,236
                                                          -----------   ------------
   End of Year ........................................   $12,647,985   $ 17,959,320
                                                          ===========   ============
Accumulated net investment loss .......................   $   (10,903)  $    (10,903)
                                                          -----------   ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                                         FOR THE YEARS ENDED JUNE 30,
                                                          ---------------------------------------------------------
                                                            2009        2008         2007        2006       2005(1)
                                                          -------     -------      -------     -------      -------
LARGE-CAP GROWTH FUND -- INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING OF YEAR ..................   $ 11.91     $ 12.61      $ 10.73     $ 10.31      $  9.93
                                                          -------     -------      -------     -------      -------
INVESTMENT OPERATIONS:
      Net investment income (loss) ....................      0.02(2)    (0.01)(2)     0.02(2)       --(2,3)     0.03
      Net realized and unrealized gain (loss)
         on investments ...............................     (3.36)      (0.68)        1.87        0.42         0.38
                                                          -------     -------      -------     -------      -------
         Total from investment operations .............     (3.34)      (0.69)        1.89        0.42         0.41
                                                          -------     -------      -------     -------      -------
DISTRIBUTIONS:
      From net investment income ......................     (0.01)      (0.01)       (0.01)         --(3)     (0.03)
      Return of capital ...............................     (0.01)         --           --          --           --
                                                          -------     -------      -------     -------      -------
         Total distributions ..........................     (0.02)      (0.01)       (0.01)         --        (0.03)
                                                          -------     -------      -------     -------      -------
NET ASSET VALUE -- END OF YEAR ........................   $  8.55     $ 11.91      $ 12.61     $ 10.73      $ 10.31
                                                          =======     =======      =======     =======      =======
TOTAL RETURN ..........................................    (27.96)%     (5.48)%      17.66%       4.12%        4.09%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(4)
   Expenses:
      Including expense limitations ...................      1.48%       1.11%        1.04%       1.13%        1.10%
      Excluding expense limitations ...................      1.52%       1.13%        1.05%       1.15%        1.15%
   Net investment income (loss) .......................      0.18%      (0.10)%       0.14%      (0.01)%       0.28%
Portfolio turnover rate ...............................       123%        107%          87%        129%         230%
Net assets at the end of year (000 omitted) ...........   $19,964     $36,952      $41,200     $50,321      $35,809

-----------
(1) Effective December 15, 2004, Rodney Square Management Corporation replaced Roxbury Capital Management, LLC as the Adviser to the Large-Cap Growth Fund.

(2) The net investment income (loss) per share was calculated using the average shares outstanding method.

(3)  Less than $0.01 per share.

(4) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income (loss) ratios include expenses allocated from the master fund, WT Investment Trust I--Large Cap Growth Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                  FOR THE YEARS               FOR THE PERIOD
                                                                  ENDED JUNE 30,          DECEMBER 20, 2005(1)
                                                          -----------------------------          THROUGH
LARGE-CAP GROWTH FUND -- A SHARES                           2009       2008       2007       JUNE 30, 2006
                                                          -------     ------     ------   --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ................   $ 11.85     $12.57     $10.72        $11.10
                                                          -------     ------     ------        ------
INVESTMENT OPERATIONS:
      Net investment loss(2) ..........................     (0.01)     (0.04)     (0.01)        (0.01)
      Net realized and unrealized gain (loss) on
         investments ..................................     (3.33)     (0.68)      1.87         (0.37)
                                                          -------     ------     ------        ------
         Total from investment operations .............     (3.34)     (0.72)      1.86         (0.38)
                                                          -------     ------     ------        ------
DISTRIBUTIONS:
      From net investment income ......................     (0.02)        --(3)   (0.01)           --
      Return of capital ...............................        --(3)      --         --            --
                                                          -------     ------     ------        ------
         Total distributions ..........................     (0.02)        --      (0.01)           --
                                                          -------     ------     ------        ------
NET ASSET VALUE -- END OF PERIOD ......................   $  8.49     $11.85     $12.57        $10.72
                                                          =======     ======     ======        ======
TOTAL RETURN(4) .......................................    (28.14)%    (5.72)%    17.31%        (3.42)%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ...................      1.73%      1.36%      1.29%         1.38%*
      Excluding expense limitations ...................      1.79%      1.38%      1.29%         1.40%*
   Net investment loss ................................     (0.06)%    (0.36)%    (0.12)%       (0.12)%*
Portfolio turnover rate ...............................       123%       107%        87%          129%(5)
Net assets at the end of period (000 omitted) .........   $     7     $   11     $   11        $   10

----------
*    Annualized

**   Not annualized

(1)  Commencement of operations.

(2) The net investment loss per share was calculated using the average shares outstanding method.

(3)  Less than $0.01 per share.

(4) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

(5) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                        FOR THE YEARS ENDED JUNE 30,
                                                          -------------------------------------------------------
                                                            2009        2008        2007        2006        2005
                                                          -------     -------     -------     -------     -------
LARGE-CAP VALUE FUND -- INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING OF YEAR..................    $ 10.52     $ 13.01     $ 10.91     $ 10.16     $  9.45
                                                          -------     -------     -------     -------     -------
INVESTMENT OPERATIONS:
      Net investment income...........................       0.11(1)     0.11(1)     0.15(1)     0.10(1)     0.12
      Net realized and unrealized gain (loss)
         on investments...............................      (3.30)      (1.12)       2.10        0.81        0.70
                                                          -------     -------     -------     -------     -------
         Total from investment operations.............      (3.19)      (1.01)       2.25        0.91        0.82
                                                          -------     -------     -------     -------     -------
DISTRIBUTIONS:
      From net investment income......................      (0.11)      (0.12)      (0.15)      (0.16)      (0.11)
      From net realized gains.........................      (0.28)      (1.36)         --          --          --
                                                          -------     -------     -------     -------     -------
         Total distributions..........................      (0.39)      (1.48)      (0.15)      (0.16)      (0.11)
                                                          -------     -------     -------     -------     -------
NET ASSET VALUE -- END OF YEAR........................    $  6.94     $ 10.52     $ 13.01     $ 10.91     $ 10.16
                                                          =======     =======     =======     =======     =======
TOTAL RETURN..........................................     (30.33)%     (8.50)%     20.71%       8.99%       8.66%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(2)
   Expenses:
      Including expense limitations...................       1.54%       1.19%       1.10%       1.04%       1.02%
      Excluding expense limitations...................       1.59%       1.21%       1.11%       1.06%       1.05%
   Net investment income..............................       1.41%       0.96%       1.30%       0.91%       1.13%
Portfolio turnover rate...............................         93%         62%         83%        129%         28%
Net assets at the end of year (000 omitted)...........    $18,514     $28,419     $39,067     $42,421     $47,968

----------
(1) The net investment income per share was calculated using the average shares outstanding method.

(2) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios included expenses allocated from the master fund, WT Investment Trust I--Large Cap Value Series, and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                                          FOR THE PERIOD
                                                                FOR THE YEARS         DECEMBER 20, 2005 (1)
                                                                ENDED JUNE 30,               THROUGH
                                                          -------------------------          JUNE 30,
                                                            2009     2008     2007             2006
                                                          -------   ------   ------   ---------------------
LARGE-CAP VALUE FUND -- A SHARES ......................
NET ASSET VALUE --
   BEGINNING OF PERIOD ................................   $ 10.52   $13.01   $10.91         $10.59
                                                          -------   ------   ------         ------
INVESTMENT OPERATIONS:
      Net investment income(2) ........................      0.08     0.09     0.12           0.04
      Net realized and unrealized
         gain (loss) on investments ...................     (3.29)   (1.13)    2.10           0.31
                                                          -------   ------   ------         ------
            Total from investment
               operations .............................     (3.21)   (1.04)    2.22           0.35
                                                          -------   ------   ------         ------
DISTRIBUTIONS:
      From investment income ..........................     (0.10)   (0.09)   (0.12)         (0.03)
      From net realized gains .........................     (0.28)   (1.36)      --             --
                                                          -------   ------   ------         ------
               Total distributions ....................     (0.38)   (1.45)   (0.12)         (0.03)
                                                          -------   ------   ------         ------
NET ASSET VALUE --
   END OF PERIOD ......................................   $  6.93   $10.52   $13.01         $10.91
                                                          =======   ======   ======         ======
TOTAL RETURN (3) ......................................    (30.54)%  (8.71)%  20.42%          3.36%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ...................      1.79%    1.44%    1.35%          1.34%*
      Excluding expense limitations ...................      1.85%    1.46%    1.36%          1.38%*
   Net investment income ..............................      1.09%    0.76%    1.01%          0.77%*
Portfolio turnover rate ...............................        93%      62%      83%           129%
Net assets at the end of period
   (000 omitted) ......................................   $    47   $   11   $   36         $   10

----------
*    Annualized

**   Not annualized

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                      FOR THE YEARS ENDED JUNE 30,
                                                          ---------------------------------------------------
                                                            2009       2008       2007       2006       2005
                                                          -------    -------    -------    -------    -------
SMALL-CAP CORE FUND --
   INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF YEAR ..................   $  7.44    $ 11.32    $ 11.29    $ 10.63    $ 10.75
                                                          -------    -------    -------    -------    -------
INVESTMENT OPERATIONS:
   Net investment loss(1) .............................     (0.02)     (0.08)     (0.09)     (0.07)     (0.07)
   Net realized and unrealized
      gain (loss) on investments ......................     (2.23)     (1.29)      1.81       1.48       0.67
                                                          -------    -------    -------    -------    -------
         Total from investment operations .............     (2.25)     (1.37)      1.72       1.41       0.60
                                                          -------    -------    -------    -------    -------
DISTRIBUTIONS:
   From net realized gains ............................     (0.21)     (2.51)     (1.69)     (0.75)     (0.72)
   Return of capital ..................................        --(3)      --         --         --         --
                                                          -------    -------    -------    -------    -------
         Total distributions ..........................      0.21)     (2.51)     (1.69)     (0.75)     (0.72)
                                                          -------    -------    -------    -------    -------
NET ASSET VALUE -- END OF YEAR ........................   $  4.98    $  7.44    $ 11.32    $ 11.29    $ 10.63
                                                          =======    =======    =======    =======    =======
TOTAL RETURN ..........................................     30.06)%   (13.02)%    16.40%     13.65%      5.65%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(2)
   Expenses:
      Including expense limitations ...................      2.09%      1.73%      1.53%      1.34%      1.27%
      Excluding expense limitations ...................      2.33%      1.82%      1.54%      1.36%      1.29%
   Net investment loss ................................     (0.39)%    (0.91)%    (0.82)%  ( 0.70)%     (0.69)%
Portfolio turnover rate ...............................       141%       118%       137%       142%        15%
Net assets at the end of year (000 omitted) ...........   $12,641    $17,949    $33,275    $48,750    $53,510

----------
(1) The net investment loss per share was calculated using the average shares outstanding method.

(2) For the period presented through November 30, 2003, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios include expenses allocated from the master fund, WT Investment Trust I--Small Cap Core Series (the "Series") and the portfolio turnover rate reflected investment activity of the Series. For the year ended June 30, 2005, the Fund operated in a "fund of funds" structure. The expense and net investment loss ratios during this period include expenses allocated from the underlying funds, WT Investment Trust I--Small Cap Growth Series and WT Investment Trust I--Small Cap Value Series, and the portfolio turnover rate reflects the Fund's investment activity. Effective July 1, 2005, the Portfolio no longer operates in a "fund of funds" structure.

(3)  Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                                           FOR THE PERIOD
                                                                FOR THE YEARS          DECEMBER 20, 2005 (1)
                                                                ENDED JUNE 30,                THROUGH
                                                          --------------------------          JUNE 30,
                                                            2009      2008     2007             2006
                                                          -------   -------   ------   ---------------------
SMALL-CAP CORE FUND -- A SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD ................................   $  7.38   $ 11.27   $11.27         $10.67
                                                          -------   -------   ------         ------
INVESTMENT OPERATIONS:
      Net investment loss(2) ..........................     (0.03)    (0.10)   (0.12)         (0.06)
      Net realized and unrealized
         gain (loss) on investments ...................     (2.21)    (1.28)    1.81           0.66
                                                          -------   -------   ------         ------
            Total from investment
               operations .............................     (2.24)    (1.38)    1.69           0.60
                                                          -------   -------   ------         ------
DISTRIBUTIONS:
      From net realized gains .........................     (0.21)    (2.51)   (1.69)            --
      Return of capital ...............................       --(5)      --       --             --
                                                          -------   -------   ------         ------
               Total distributions ....................     (0.21)    (2.51)   (1.69)            --
                                                          -------   -------   ------         ------
NET ASSET VALUE --
   END OF PERIOD ......................................   $  4.93   $  7.38   $11.27         $11.27
                                                          =======   =======   ======         ======
TOTAL RETURN (3) ......................................    (30.17)%  (13.17)%  16.15%          5.62%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ...................      2.34%     1.98%    1.78%          1.64%*
      Excluding expense limitations ...................      2.56%     2.07%    1.79%          1.67%*
   Net investment loss ................................     (0.63)%   (1.15)%  (1.09)%        (0.96)%*
Portfolio turnover rate ...............................       141%      118%     137%           142%
Net assets at the end of period
   (000 omitted) ......................................   $     7   $    10   $   12         $   11

----------
*    Annualized

**   Not annualized

(1)  Commencement of operations.

(2) The net investment loss per share was calculated using the average shares outstanding method.

(3) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

(5)  Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF THE FUND. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of June 30, 2009, the Trust offered 16 series, three of which are included in these financial statements. The three series included are: Wilmington Large-Cap Growth Fund ("Large-Cap Growth Fund"), Wilmington Large-Cap Value Fund ("Large-Cap Value Fund"), and Wilmington Small-Cap Core Fund ("Small-Cap Core Fund") (each, a "Fund" and collectively, the "Funds").

     Each Fund offers two classes of shares: Institutional Shares and A Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 3.50%.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

     SECURITY VALUATION. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

     The Funds have adopted the provisions of Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

WILMINGTON FUNDS -- EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

     In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). The Funds have adopted FSP 157-4 effective with the June 30, 2009 annual report. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased and identifying circumstances that indicate a transaction is not orderly. FSP 157-4 also expands the three-level hierarchy disclosure and the level three roll-forward disclosure for each major security type.

     The following is a summary of the inputs used to value the Funds' net assets as of June 30, 2009. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                                                 LEVEL 2 -      LEVEL 3 -
                                      TOTAL        LEVEL 1 -    SIGNIFICANT    SIGNIFICANT
                                     VALUE AT        QUOTED      OBSERVABLE   UNOBSERVABLE
   LARGE-CAP GROWTH FUND          JUNE 30, 2009      PRICES        INPUTS        INPUTS
--------------------------        -------------   -----------   -----------   ------------
INVESTMENTS IN SECURITIES:
   Common Stocks ..............    $19,994,150    $19,994,150       $--            $--
   Short-Term Investments .....         19,709         19,709        --             --
                                   -----------    -----------       ---            ---
      Total ...................    $20,013,859    $20,013,859       $--            $--
                                   ===========    ===========       ===            ===

                                                                 LEVEL 2 -      LEVEL 3 -
                                       TOTAL       LEVEL 1 -    SIGNIFICANT    SIGNIFICANT
                                     VALUE AT        QUOTED      OBSERVABLE   UNOBSERVABLE
   LARGE-CAP VALUE FUND           JUNE 30, 2009      PRICES        INPUTS        INPUTS
--------------------------        -------------   -----------   -----------   ------------
INVESTMENTS IN SECURITIES:
   Common Stocks ..............    $18,627,210    $18,627,210     $     --         $--
   Short-Term Investments .....      6,768,045      6,298,559      469,486          --
                                   -----------    -----------     --------         ---
      Total ...................    $25,395,255    $24,925,769     $469,486         $--
                                   ===========    ===========     ========         ===

                                                                 LEVEL 2 -      LEVEL 3 -
                                       TOTAL       LEVEL 1 -    SIGNIFICANT    SIGNIFICANT
                                     VALUE AT        QUOTED      OBSERVABLE   UNOBSERVABLE
    SMALL-CAP CORE FUND           JUNE 30, 2009      PRICES        INPUTS        INPUTS
--------------------------        -------------   -----------   -----------   ------------
INVESTMENTS IN SECURITIES:
   Common Stocks ..............    $12,665,793    $12,665,793     $     --         $--
   Short-Term Investments .....      1,920,709      1,787,610      133,099          --
                                   -----------    -----------     --------         ---
      Total ...................    $14,586,502    $14,453,403     $133,099         $--
                                   ===========    ===========     ========         ===

     FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

     Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions and has

WILMINGTON FUNDS -- EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

     concluded that no provision for income tax is required in the Fund's financial statements. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis for financial reporting purposes. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro-rata basis among the series based on relative net assets.

     CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

     DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income, if any, are declared and paid to shareholders quarterly. Distributions from net realized gains, if any, are declared and paid to shareholders annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as an investment adviser to each of the Funds. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC.

     For the year ended June 30, 2009, RSMC's fees were as follows:

                           GROSS      FEES
                           FEES      WAIVED        % OF AVERAGE DAILY NET ASSETS
                         --------   --------   -------------------------------------
Large-Cap Growth Fund    $143,638   $     --   0.60% up to $1 billion; 0.55% of
                                               next $1 billion; and
                                               0.50% in excess of $2 billion
Large-Cap Value Fund      125,639         --   0.60% up to $1 billion; 0.55% of
                                               next $1 billion; and 0.50% in excess
                                               of $2 billion
Small-Cap Core Fund(1)    101,515    (20,303)  0.75% on those assets directly
                                               managed by RSMC

(1) RSMC has agreed to waive a portion of its advisory fee at the rate of 0.15% of the daily average net assets of the Small-Cap Core Fund. The advisory fee waiver can be terminated at any time by RSMC pending Board of Trustee approval.

WILMINGTON FUNDS -- EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

     The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2009 are shown separately on the Statements of Operations.

     RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the year ended June 30, 2009 are shown separately on the Statements of Operations.

     PNC Global Investment Servicing (U.S.), Inc. provides sub-administration, accounting and transfer agent services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds. Fees for these services, for the year ended June 30, 2009, are shown separately on the statements of operations. Certain sub-administration and accounting fees are waived for Funds with average net assets less than $75 million.

     COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds who are not employees or officers of RSMC or WTIM receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

     DISTRIBUTION FEES. The A Shares of each Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

     Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the year ended June 30, 2009 are shown separately on the Statements of Operations.

     Certain Funds effect trades for security purchase and sale transactions through brokers that are affiliates of the adviser or sub-advisers. Commissions paid on those trades for the year ended June 30, 2009 were as follows:

Large-Cap Growth Fund .....................................   $72,747
Large-Cap Value Fund ......................................    56,151
Small-Cap Core Fund .......................................    92,469

WILMINGTON FUNDS -- EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

4. INVESTMENT SECURITIES TRANSACTIONS. During the year ended June 30, 2009, purchases and sales of investment securities (excluding short-term investments) were as follows:

                           LARGE-CAP     LARGE-CAP     SMALL-CAP
                          GROWTH FUND    VALUE FUND    CORE FUND
                          -----------   -----------   -----------
Purchases .............   $30,081,700   $19,676,475   $19,932,885
Sales .................    36,386,707    20,494,101    19,594,196

5. SECURITIES LENDING AGREEMENT. The Large-Cap Growth, Large-Cap Value and Small-Cap Core Funds may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Fund and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Fund records securities lending income net of such allocations.

     In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

6. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the years ended June 30, 2009 and 2008, respectively, for the Institutional Shares and A Shares were as follows:

                                       FOR THE YEAR ENDED         FOR THE YEAR ENDED
                                          JUNE 30, 2009              JUNE 30, 2008
                                    ------------------------   ------------------------
                                    INSTITUTIONAL              INSTITUTIONAL
                                        SHARES      A SHARES       SHARES      A SHARES
                                    -------------   --------   -------------   --------
Large-Cap Growth Fund
Sold ............................       249,182         --        663,716           --
Issued on reinvestment of
   distributions ................         6,284          3          1,513           --
Redeemed ........................    (1,021,384)        --       (830,817)          --
                                     -----------     -----       --------       ------
Net increase (decrease) .........      (765,918)         3       (165,588)          --
                                     ===========     =====       ========       ======
Large-Cap Value Fund
Sold ............................       477,999      5,610         91,212           --
Issued on reinvestment of
   distributions ................       129,720         59        333,992          353
Redeemed ........................      (641,014)        --       (728,171)      (2,031)
                                     -----------     -----       --------       ------
Net increase (decrease) .........       (33,295)     5,669       (302,967)      (1,678)
                                     ===========     =====       ========       ======

WILMINGTON FUNDS -- EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                                       FOR THE YEAR ENDED         FOR THE YEAR ENDED
                                          JUNE 30, 2009              JUNE 30, 2008
                                    ------------------------   ------------------------
                                    INSTITUTIONAL              INSTITUTIONAL
                                        SHARES      A SHARES       SHARES      A SHARES
                                    -------------   --------   -------------   --------
Small-Cap Core Fund
Sold ............................      872,486         --          102,049         --
Issued on reinvestment of
   distributions ................       98,898         66          689,363        354
Redeemed ........................     (844,769)        --       (1,319,419)        --
                                      --------        ---       ----------        ---
Net increase (decrease) .........      126,615         66         (528,007)       354
                                      ========        ===       ==========        ===

7. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for Federal tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gain do not require such reclassification.

     At June 30, 2009, the following reclassifications were made within the capital accounts to reflect permanent differences relating to net operating losses and non-deductible excise tax paid:

                                    LARGE-CAP   LARGE-CAP   SMALL-CAP
                                      GROWTH      VALUE       CORE
                                       FUND        FUND       FUND
                                    ---------   ---------   ---------
Paid-in capital .................     $(59)       $ --      $(53,210)
Undistributed net
   investment income
   (accumulated loss) ...........       59         (14)       53,210
Accumulated net
   realized gain (loss)
   on investments ...............       --          14            --

     The tax character of distributions paid for the years ended June 30, 2009 and June 30, 2008 were as follows:

                                    LARGE-CAP    LARGE-CAP    SMALL-CAP
                                      GROWTH       VALUE        CORE
                                       FUND         FUND        FUND
                                    ---------   ----------   ----------
YEAR ENDED JUNE 30, 2009
Ordinary income .................    $43,275    $  567,218   $       --
Long-term capital gains .........         --       454,785      515,660
Return of Capital ...............     17,075            --           47
                                     -------    ----------   ----------
Total distribution ..............    $60,350    $1,022,003   $  515,707
                                     =======    ==========   ==========
YEAR ENDED JUNE 30, 2008
Ordinary income .................    $36,024     $ 316,735   $1,261,973
Long-term capital gains .........         --     3,635,259    4,697,263
                                     -------    ----------   ----------
Total distribution ..............    $36,024    $3,951,994   $5,959,236
                                     =======    ==========   ==========

WILMINGTON FUNDS -- EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

     As of June 30, 2009, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                       LARGE-CAP     LARGE-CAP     SMALL-CAP
                                        GROWTH         VALUE         CORE
                                         FUND          FUND          FUND
                                     ------------   -----------   -----------
Undistributed ordinary income ....   $         --   $    66,625   $        --
Capital loss carryforwards .......    (87,742,970)     (399,460)   (1,013,132)
Post-October capital losses ......     (5,889,249)   (3,919,204)   (3,260,494)
Other temporary differences ......        (10,903)      (10,903)      (10,903)
Net unrealized depreciation of
   investments ...................     (1,882,779)   (1,469,586)     (444,196)
                                     ------------   -----------   -----------
Total accumulated earnings
   (deficit) .....................   $(95,525,901)  $(5,732,528)  $(4,728,725)
                                     ============   ===========   ===========

     Post-October capital losses represent net capital losses realized from November 1, 2008 through June 30, 2009, that in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having been recognized in the following fiscal year.

     The differences between book basis and tax basis components of accumulated earnings (deficit) are attributable to tax deferral of losses on wash sales and deferred Trustee's compensation.

     For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of June 30, 2009, the capital loss carryforwards will expire as follows:

                                      LARGE-CAP    LARGE-CAP    SMALL-CAP
                                        GROWTH       VALUE        CORE
                                         FUND         FUND        FUND
                                     -----------   ---------   ----------
6/30/10 ..........................   $49,147,701    $     --   $       --
6/30/11 ..........................    28,793,300          --           --
6/30/12 ..........................     8,004,022          --           --
6/30/17 ..........................     1,797,947     399,460    1,013,132

     During the fiscal year ended June 30, 2009, the Funds did not utilize any of their capital loss carryforwards.

8. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

9. SUBSEQUENT EVENTS. In May 2009, Statement of Financial Accounting Standards No. 165 ("FAS 165") regarding Subsequent Events was issued and is effective with interim or annual financial periods ending after June 15, 2009. FAS 165 establishes general standards of accounting for and disclosure of events that occur after the financial statement date, but before the financial statements are issued. Management has evaluated the impact of all subsequent events on the Funds through August 26, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements, except as noted below.

     The Board of Trustees of the Funds has determined that the Funds are not economically viable entities at this time and do not have prospects to become economically viable in the foreseeable future. Accordingly, the Board of Trustees has authorized RSMC to cease investment operations of the Funds, effective September 30, 2009, and the Funds to redeem shareholder accounts at the close of business on that date. In addition, the Board of Trustees has further determined to cease offering shares of the Funds effective August 21, 2009.

WILMINGTON FUNDS -- EQUITY FUNDS
REPORT OF ERNST & YOUNG LLP,
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wilmington Large-Cap Growth Fund, Wilmington Large-Cap Value Fund and Wilmington Small-Cap Core Fund (the "Funds") (three of the series constituting WT Mutual Fund) as of June 30, 2009, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wilmington Large-Cap Growth Fund, Wilmington Large-Cap Value Fund and Wilmington Small-Cap Core Fund series of WT Mutual Fund at June 30, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                        (ERNST & YOUNG LLP)

Philadelphia, Pennsylvania
August 26, 2009

WILMINGTON FUNDS -- EQUITY FUNDS
TAX INFORMATION (UNAUDITED)

For the fiscal year ended June 30, 2009, certain dividends may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders, a percentage of their ordinary income dividends (dividends from net investment income plus short-term capital gain distributions, if any) for the Funds may qualify for a maximum tax rate of 15%. Complete information is computed and reported in conjunction with your Form 1099-DIV.

The percentage of ordinary income dividends that qualify is as follows:

Large-Cap Growth Fund .....   100.00%
Large-Cap Value Fund ......    97.59%

For the fiscal year ended June 30, 2009, certain dividends qualify for the dividends-received deduction for corporate shareholders. The percentage of ordinary income dividends that qualify is as follows:

Large-Cap Growth Fund .....   100.00%
Large-Cap Value Fund ......    97.64%

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Funds paid capital gain distributions (from net long-term capital gains) during the fiscal year ended June 30, 2009 as follows:

Large-Cap Value Fund .....   $454,785
Small-Cap Core Fund ......    515,660

In January 2010, shareholders will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2009, including any distributions paid between July 1, 2009 and December 31, 2009.

WILMINGTON FUNDS -- EQUITY FUNDS
TRUSTEES AND OFFICERS

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES

        NAME AND                  POSITION(S) HELD
     DATE OF BIRTH,                 WITH TRUST,                      PRINCIPAL OCCUPATION(S)
   NUMBER OF FUNDS IN            TERM OF OFFICE AND                  DURING PAST FIVE YEARS,
      FUND COMPLEX                 LENGTH OF TIME                      OTHER DIRECTORSHIPS
 OVERSEEN BY TRUSTEE(1)                SERVED                            HELD BY TRUSTEE
------------------------   ------------------------------   ----------------------------------------
TED T. CECALA(2)           Trustee                          Director, Chairman of the Board, and
Date of Birth: 1/49                                         Chief Executive Officer of Wilmington
                           Shall serve at the pleasure of   Trust Corporation and Wilmington Trust
16 Funds                   the Board and until successor    Company since 1996; Member of the
                           is elected and qualified.        Board of Managers of Cramer Rosenthal
                           Trustee since August 2007.       McGlynn, LLC and Roxbury Capital
                                                            Management, LLC (registered investment
                                                            advisers).

                                                            Wilmington Trust Corporation;
                                                            Wilmington Trust Company.

ROBERT J. CHRISTIAN(3)     Trustee                          Retired since February 2006; Executive
Date of Birth: 2/49                                         Vice President of Wilmington Trust
                           Shall serve until death,         Company from February 1996 to
16 Funds                   resignation or removal.          February 2006; President of Rodney
                           Trustee since October 1998,      Square Management Corporation
                           President and Chairman of        ("RSMC") from 1996 to 2005; Vice
                           the Board from October 1998      President of RSMC 2005 to 2006.
                           to January 2006.

                                                            FundVantage Trust (4 portfolios);
                                                            Optimum Fund Trust (6 portfolios)
                                                            (registered investment companies).

(1) The "Fund Complex" currently consists of the Trust (16 funds) and CRM Mutual Fund Trust (8 funds).

(2) Mr. Cecala is an "Interested Trustee" by reason of his position with Wilmington Trust Corporation and Wilmington Trust Company, each an affiliate of RSMC, an investment adviser to the Trust.

(3) Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the Trust.

WILMINGTON FUNDS -- EQUITY FUNDS
TRUSTEES AND OFFICERS -- CONTINUED

INDEPENDENT TRUSTEES

        NAME AND                  POSITION(S) HELD
     DATE OF BIRTH,                 WITH TRUST,                      PRINCIPAL OCCUPATION(S)
   NUMBER OF FUNDS IN            TERM OF OFFICE AND                  DURING PAST FIVE YEARS,
      FUND COMPLEX                 LENGTH OF TIME                      OTHER DIRECTORSHIPS
 OVERSEEN BY TRUSTEE(1)                SERVED                            HELD BY TRUSTEE
------------------------   ------------------------------   ----------------------------------------
ROBERT ARNOLD              Trustee                          Founder and co-manager, R.H. Arnold &
Date of Birth: 3/44                                         Co., Inc. (financial consulting) since
                                                            1989.
                           Shall serve until death,
16 Funds                   resignation or removal.          First Potomac Realty Trust (real
                           Trustee since May 1997.          estate investment trust).

DR. ERIC BRUCKER           Trustee                          Professor of Economics, Widener
Date of Birth: 12/41                                        University since July 2004; formerly
                           Shall serve until death,         Dean, School of Business Administration
16 Funds                   resignation or removal.          of Widener University from 2001 to 2004;
                           Trustee since October 1999.      Dean, College of Business, Public Policy
                                                            and Health at the University of Maine
                                                            from September 1998 to June 2001.

                                                            None

NICHOLAS GIORDANO          Trustee and Chairman of          Consultant, financial services
Date of Birth: 3/43        the Board                        organizations from 1997 to present;
                                                            Interim President, LaSalle University
16 Funds                   Shall serve until death,         from 1998 to 1999; President and Chief
                           resignation or removal.          Executive Officer, Philadelphia Stock
                           Trustee since October 1998.      Exchange from 1981 to 1997.

                                                            Kalmar Pooled Investment Trust;
                                                            The RBB Fund, Inc. (19 portfolios)
                                                            (registered investment companies);
                                                            Independence Blue Cross; IntriCon
                                                            Corporation (industrial furnaces and
                                                            ovens).

LOUIS KLEIN, JR.           Trustee                          Self-employed financial consultant
Date of Birth: 5/35                                         since 1991.
                           Shall serve until death,
24 Funds                   resignation or removal.          CRM Mutual Fund Trust (8 portfolios)
                           Trustee since October 1999.      (registered investment companies); WHX
                                                            Corporation (industrial manufacturer).

WILMINGTON FUNDS -- EQUITY FUNDS
TRUSTEES AND OFFICERS -- CONTINUED

INDEPENDENT TRUSTEES (CONTINUED)

        NAME AND                  POSITION(S) HELD
     DATE OF BIRTH,                 WITH TRUST,                      PRINCIPAL OCCUPATION(S)
   NUMBER OF FUNDS IN            TERM OF OFFICE AND                  DURING PAST FIVE YEARS,
      FUND COMPLEX                 LENGTH OF TIME                      OTHER DIRECTORSHIPS
 OVERSEEN BY TRUSTEE(1)                SERVED                            HELD BY TRUSTEE
------------------------   ------------------------------   ----------------------------------------
THOMAS LEONARD             Trustee                          Retired since 2008; former Partner with
Date of Birth: 2/49                                         PricewaterhouseCoopers (public
                           Shall serve until death,         accounting) from May 1970 to June 2008.
16 Funds                   resignation or removal.
                           Trustee since July 2008.         Alpha One Capital Partners, LLC
                                                            (2 portfolios) (unregistered investment
                                                            companies).

WILMINGTON FUNDS -- EQUITY FUNDS
TRUSTEES AND OFFICERS -- CONTINUED

EXECUTIVE OFFICERS

                                  POSITION(S) HELD
                                     WITH TRUST,                     PRINCIPAL OCCUPATION(S)
                                 TERM OF OFFICE AND                  DURING PAST FIVE YEARS,
    NAME, ADDRESS AND              LENGTH OF TIME                      OTHER DIRECTORSHIPS
      DATE OF BIRTH                    SERVED                                 HELD
------------------------   ------------------------------   ----------------------------------------
JOHN J. KELLEY             President & Chief Executive      President of Rodney Square Management
1100 North Market Street   Officer                          Corporation ("RSMC") since 2008; Vice
Wilmington, DE 19890                                        President of Wilmington Trust Investment
Date of Birth: 9/59        Shall serve at the pleasure of   Management, LLC ("WTIM") since
                           the Board and until successor    2005; Vice President of PNC Global
                           is elected and qualified.        Investment Servicing (U.S.), Inc.
                           Officer since September 2005.    (formerly PFPC Inc.) from January 2005
                                                            to July 2005; Vice President of
                                                            Administration, 1838 Investment
                                                            Advisors, LP from 1999 to 2005; Chief
                                                            Compliance Officer, 1838 Investment
                                                            Advisors, LP from 2004 to 2005.

                                                            N/A

CLAYTON M. ALBRIGHT        Vice President                   Managing Director Fixed Income
1100 North Market Street                                    Management, Wilmington Trust since
Wilmington, DE 19890       Shall serve at the pleasure of   2007; Director Fixed Income Research
Date of Birth: 9/53        the Board and until successor    and Portfolio Manager, Wilmington Trust
                           is elected and qualified.        from 1996 to 2007; Vice President,
                           Officer since October 1998.      Rodney Square Management Corporation
                                                            RSMC since 2001; Vice President of
                                                            WTIM since 2006; Vice President,
                                                            Wilmington Trust Company since 1997.

                                                            N/A

JOSEPH M. FAHEY, JR.       Vice President                   Investment Adviser, WTIM since 2003;
1100 North Market Street                                    Vice President, RSMC since 1992.
Wilmington, DE 19890       Shall serve at the pleasure of
Date of Birth: 1/57        the Board and until successor    N/A
                           is elected and qualified.
                           Officer since November 1999.

JOHN C. MCDONNELL          Vice President, Chief            Director of Mutual Fund Administration,
1100 North Market Street   Financial Officer & Treasurer    WTIM, since October 2005; Audit and
Wilmington, DE 19890                                        Assurance - Senior, Deloitte (public
Date of Birth: 4/66        Shall serve at the pleasure of   accounting) from September 2004 to
                           the Board and until successor    October 2005; Mutual Fund
                           is elected and qualified.        Administration, 1838 Investment
                           Officer since November 2005.     Advisors, LP from March 1999 to
                                                            September 2004.

WILMINGTON FUNDS -- EQUITY FUNDS
TRUSTEES AND OFFICERS -- CONTINUED

EXECUTIVE OFFICERS (CONTINUED)

                                  POSITION(S) HELD
                                     WITH TRUST,                     PRINCIPAL OCCUPATION(S)
                                 TERM OF OFFICE AND                  DURING PAST FIVE YEARS,
    NAME, ADDRESS AND              LENGTH OF TIME                      OTHER DIRECTORSHIPS
      DATE OF BIRTH                    SERVED                                 HELD
------------------------   ------------------------------   ----------------------------------------
ANNA M. BENCROWSKY         Vice President, Chief            Chief Compliance Officer, WTIM since
1100 North Market Street   Compliance Officer & Anti-       2007; Vice President, WTIM since 2004;
Wilmington, DE 19890       Money Laundering Officer         Vice President and Chief Compliance
Date of Birth: 5/51                                         Officer, RSMC since 2004; Vice
                           Shall serve at the pleasure of   President and Chief Compliance Officer,
                           the Board and until successor    1838 Investment Advisors, LP from
                           is elected and qualified.        1999 to 2004.
                           Officer since September 2004.
                                                            N/A

EDWARD W. DIFFIN, JR.      Vice President & Secretary       Director of Mutual Fund Regulatory
1100 North Market Street                                    Administration of WTIM since November
Wilmington, DE 19890       Shall serve at the pleasure of   2006; Coleman Counsel Per Diem from
Date of Birth: 1/52        the Board and until successor    November 2005 to November 2006; Vice
                           is elected and qualified.        President and Senior Counsel of Merrill
                           Officer since February 2007.     Lynch & Co., Inc. from 1994 to 2005.

                                                            N/A

WILMINGTON FUNDS -- EQUITY FUNDS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge by calling the Fund at (800) 336-9970 or on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve-month period ended June 30, 2009 is available, without charge, by calling (800) 336-9970 or on the SEC's website listed above.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TRUSTEES                OFFICERS
--------                --------
Nicholas A. Giordano    John J. Kelley
Chairman of the Board   President & Chief Executive Officer

Robert H. Arnold        John C. McDonnell
                        Vice President, Chief Financial Officer & Treasurer

Dr. Eric Brucker        Edward W. Diffin Jr.
                        Vice President & Secretary

Ted T. Cecala           Clayton M. Albright
                        Vice President

Robert J. Christian
                        Joseph M. Fahey Jr.
Louis Klein Jr.         Vice President

Thomas Leonard          Anna M. Bencrowsky
                        Vice President, Chief Compliance Officer &
                        Anti-Money Laundering Officer

CUSTODIAN
Wilmington Trust Company
1100 North Market Street, Wilmington, DE 19890

INVESTMENT ADVISER AND ADMINISTRATOR
Rodney Square Management Corporation
1100 North Market Street, Wilmington, DE 19890

SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT
PNC Global Investment Servicing (U.S.), Inc.
301 Bellevue Parkway, Wilmington, DE 19809

THIS ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON EQUITY FUNDS - INSTITUTIONAL AND A SHARES.

WILMINGTON |
     FUNDS |                                                     EQUITY_ANN_6/09

                               MULTI-MANAGER FUNDS

                          ANNUAL REPORT | JUNE 30, 2009

                                                                       LARGE-CAP

                                                              SMALL-CAP STRATEGY

                                                                   INTERNATIONAL

                                                                      REAL ASSET

WILMINGTON | (WILMINGTON FUNDS LOGO)
     FUNDS |

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS

CONTENTS                                                                    page
--------                                                                    ----
President's Message .....................................................      3
Expense Disclosure ......................................................     20
Disclosure of Portfolio Holdings ........................................     22
Investments .............................................................     24
Financial Statements ....................................................    124
Financial Highlights ....................................................    132
Notes to Financial Statements ...........................................    140
Report of Independent Registered Public Accounting Firm .................    158
Tax Information .........................................................    159
Evaluation and Approval of a New Sub-Advisory Agreement .................    160
Trustees and Officers ...................................................    162

DESCRIPTION OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged.

All indices assume the reinvestment of dividends and interest income unless otherwise noted.

BARCLAYS CAPITAL U.S. TREASURY TIPS INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, publicly issued, U.S. Treasury inflation-protected securities that have at least 1 year remaining to maturity and have $250 million or more of outstanding face value.

BARCLAYS CAPITAL WORLD GOVERNMENT INFLATION-LINKED BOND INDEX measures the performance of the major government inflation-linked bond markets. The index is designed to include only those markets in which a global government linked fund is likely to invest. To be included, a market must have aggregate issuance of $4 billion or more and have minimum ratings of A3/A- for G7 and euro-zone issuers, Aa3/AA- otherwise.

DEUTSCHE BANK LIQUID COMMODITY INDEX-OPTIMUM YIELD(TM) reflects the performance of a basket of futures contracts relating to six commodities and measures the value of this basket by tracking the closing prices of certain exchange traded contracts for the future delivery of each of these commodities, adjusted to reflect the relative weight of each commodity in the Index. The commodities included in the Index are: crude oil, heating oil, high grade primary aluminum, gold, corn and wheat.

DOW JONES-UBS COMMODITY INDEX TOTAL RETURN(SM) is designed to be a diversified benchmark for commodities as an asset class, and reflects the returns that are potentially available through an unleveraged investment in the futures contracts on physical commodities comprising the Index plus the rate of interest that could be earned on cash collateral invested in specified Treasury Bills. The Index is currently composed of futures contracts on 19 physical commodities.

FTSE NAREIT(R) EQUITY INDEX is market-value weighted, unmanaged index based upon the last closing price of the month for tax-qualified real estate investment trusts currently trading on the New York Stock Exchange, the NASDAQ National Market System and the American Stock Exchange.

MSCI ALL COUNTRY WORLD EX-US INDEX (MSCI ACWI ex-US Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. market. As of June 2009, the MSCI ACWI ex-US Index consisted of 45 country indices comprising 22 developed and 23 emerging market country indices.

MSCI EAFE(R) INDEX (Europe, Australasia, and Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. As of June 2009, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

MSCI EAFE(R) GROWTH INDEX measures the performance of those MSCI EAFE companies with higher price-to-book ratios and higher forecasted growth values.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
DESCRIPTION OF INDICES -- CONTINUED

MSCI EAFE(R) VALUE INDEX measures the performance of those MSCI EAFE companies with lower price-to-book ratios and lower forecasted growth values.

MSCI EMERGING MARKETS INDEX(SM) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of June 2009, the MSCI Emerging Markets Index consisted of the following 25 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL 1000(R) INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2000(R) GROWTH INDEX measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000(R) VALUE INDEX measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL MIDCAP(R) INDEX measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

STANDARD & POOR'S 500 INDEX (S&P 500(R)) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

STANDARD & POOR'S 100(R) INDEX (S&P 100) is a subset of the S&P 500 and is comprised of the 100 leading U.S. stocks with exchange-listed options. Constituents of the S&P 100 are selected for sector balance and represent about 58% of the market capitalization of the S&P 500 and almost 45% of the market capitalization of the U.S. equity markets.

THE S&P SMALLCAP 600(R) INDEX is a market-value weighted unmanaged index consisting of 600 stocks chosen by Standard and Poor's which comprise approximately 3% of the U.S. equities market. Measuring a segment of the market that is typically renowned for poor trading liquidity and financial instability, the companies meet specific inclusion criteria to ensure that they are investable and financially viable.

S&P GLOBAL DEVELOPED PROPERTY INDEX, HEDGED, USD defines and measures the investable universe of publicly traded property companies in developed global markets.

DEUTSCHE BANK LIQUID COMMODITY INDEX-OPTIMUM YIELD(TM) is a trademark of Deutsche Bank AG.

THE DOW JONES AIG COMMODITY INDEX(SM) is a trademark of Dow Jones & Company,
Inc.

FTSE IS A TRADE- AND SERVICE MARK OF LONDON STOCK EXCHANGE AND THE FINANCIAL TIMES LIMITED; NAREIT(R) is a registered trademark of NAREIT.

MSCI EAFE(R) INDEX and MSCI EMERGING MARKETS INDEX(SM) are registered trademarks of Morgan Stanley Capital International.

RUSSELL 1000(R), RUSSELL 2000(R), RUSSELL 3000(R) and RUSSELL MIDCAP(R) are trademarks of the Frank Russell Company.

S&P INDICES are a registered trademark of Standard & Poor's Corporation, Inc., a division of the McGraw-Hill Companies.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

     Most stocks held in the Multi-Manager Funds' posted losses for the fiscal year ended June 30, 2009. For the year, the Russell 3000 Index, Russell 1000 Index and Russell 2000 Index, representing broad market equities, large-cap equities and small-cap equities, were down -26.6%, -26.7%, and -25.0%, respectively. Beginning in January 2009, the U.S. economy began to show tentative signs of life, as stocks rose, jobless claims dropped, and consumer confidence increased. Total returns for the Russell 3000, Russell 1000 and Russell 2000 Indices for the period January 1 through June 30, 2009, were 4.2%, 4.3%, and 2.6%, respectively.

     During the Funds' fiscal year, small-cap equities declined a little less than large-cap equities, as shown by the -25.0% loss for the Russell 2000 Index and the -26.7% drop for the Russell 1000 Index. For the 2009 calendar year-to-date period, small-caps underperformed large-caps, with the Russell 2000 Index up 2.6% and the Russell 1000 Index up 4.3%. During the Funds' fiscal year, growth stocks outperformed value stocks; the Russell 3000 Growth Index declined -24.5% while the Russell 3000 Value Index declined -28.7%.

     Cyclical exposure paid off during the quarter ended June 30, 2009, with Financials, Technology, Industrials, and Consumer Discretionary leading the Standard & Poor's 500 Index, while Telecommunications, Healthcare, Utilities, and Consumer Staples underperformed. Even though large-cap Financials performed very well, small-cap Financials were the second worst performing sector in the Russell 2000 Index for the quarter ended June 30, 2009.

     Although market strategists and commentators seem to alert us every day to the inflationary implications of current policy actions--and we agree with such warnings about the policy--inflation doesn't seem to be a likely near-term concern. The headline Consumer Price Index (CPI) declined -1.3% for the 12-month period ended May 2009. This was the biggest decline in 58 years, and was due to a -27% decline in energy prices. Core inflation (excluding food and energy) was up only 1.8% for the year ended May 2009. Wholesale prices, as measured by the Producer Price Index (PPI), declined by -5% year-over-year as of May 2009, which was also the biggest drop in more than 50 years.

     The ongoing debate over government programs is pervasive in the press: Is the stimulus enough to revive the economy or is it so excessive that it will create a major inflationary uptrend? With ample slack in the economy, any return to a high inflation rate is not likely in the near-term. While low-priced, lower-quality stocks outperformed through May, the month of June returned to a more cautious view, with defensive companies outperforming. Investors are placing more credence in a double-dip recession scenario, as government stimulus may only create temporary demand growth, and the weight of continued employment losses may eventually put the prospect of economic rebound in 2010 at risk.

LOOKING AHEAD

     We believe there are initial signs that the economy is, or soon will be, in recovery mode. These include a potential second-half bottoming in the housing market, an expansion of auto production from currently depressed rates, stimulus-driven strength in personal income, and a gradual upturn in consumer and business confidence. Based on what seems like a large amount of "slack" (i.e., ample supply) in the "labor" and "capital" factors of production, any real inflationary threat seems some time away.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

WILMINGTON MULTI-MANAGER LARGE-CAP FUND

     The Institutional Shares of the Wilmington Multi-Manager Large-Cap Fund (the "Fund") returned -28.94% for the year ended June 30, 2009, compared to a return of -26.69% for the Russell 1000 Index.

     The Fund employs three active managers: Armstrong Shaw Associates, Inc. ("Armstrong"), Montag & Caldwell, Inc. ("Montag") and First Quadrant, L.P. ("First Quadrant"). In addition, the Fund uses Wilmington Trust Investment Management, LLC ("WTIM") to implement a passive strategy of acquiring large capitalization stocks and weighting the resulting portfolio using several fundamental, rather than market capitalization, metrics. The Fund also engages WTIM to manage an index replication portfolio based on the Russell 1000 Index. Lastly, the Fund has investments in exchange-traded funds (iShares Trust) based on the S&P 100 Index, reflecting a tactical asset allocation decision to emphasize high-quality, mega-capitalization equities. At the end of January 2009, the Fund terminated Robeco Investment Management, Inc. ("Robeco") which managed a mid-cap portfolio for the Fund.

     The Fund started the fiscal year with a 60% growth/40% value style allocation. The Fund tactically changed to a 50% growth/50% value style allocation starting in October 2008, where it remained at June 30, 2009. This tactical style allocation detracted from the Fund's excess returns as large-cap growth stocks lagged large-cap value stocks by 620 basis points in the first three months of the fiscal year (-12.3% vs. -6.1% as measured by the Russell 1000 Growth Index and the Russell 1000 Value Index, respectively).

     The portfolio managed by Montag, the Fund's active growth manager, outperformed the Russell 1000 Growth Index by 2.6% (-21.9% vs. -24.5%) for the 12-month period. The portfolio's overweight allocation in Consumer Staples and Healthcare stocks made the largest positive impact on performance relative to the benchmark as these two sectors were down the least during the period. The strong relative performance of the portfolio's Healthcare holdings positively impacted relative performance, with Schering-Plough up strongly following the announcement of an agreement to merge with Merck. The timing of purchases and sales within the Financial sector also favorably impacted relative performance. Good stock selection within Technology positively impacted relative performance as Juniper Networks and Qualcomm posted positive returns within the context of a down market. Detracting from relative performance was the poor relative performance of holdings in Industrials such as Fluor which declined due to concerns regarding the impact that the economic downturn would have on the company's backlog. The portfolio's underweight position in Consumer Discretionary stocks also detracted from relative performance. The emphasis on mega-capitalization and high-quality ranked stocks both had a positive impact on relative performance.

     The Fundamentally Weighted Equity strategy managed by WTIM exceeded the Russell 1000 Value Index benchmark by 3.4% (-25.6% vs. -29.0%) for the 12-month period. During the period and especially in the last three months, all factors used to construct the portfolio (dividends, net income and free cash flow) contributed positively to the outperformance of the strategy with the greatest contribution coming from the dividend and net income factors.

     The portfolio managed by Armstrong, the Fund's active value manager, virtually matched the Russell 1000 Value Index, only exceeding it by 0.1% (-28.9% vs. -29.0%) for the 12-month period. The portfolio's underweight allocation in Financials, one of the worst sector performers, had the largest positive impact on relative performance. Morgan Stanley was one of the portfolio's top performers for the period, up 100% as a recovery in fundamentals played out in most areas (trading, equity & debt underwriting, etc.) and

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

legacy asset write-down risk lessened with better credit markets. Good stock selection in Industrials (ABB) also was a positive contributor to relative performance. Finally, the portfolio's overweight allocation in Technology, one of the best performing sectors on a relative basis, positively impacted performance, given that the sector was one of the better relative performers for the period. The portfolio did experience weak stock selection in Materials and Energy.

     The portfolio managed by First Quadrant, the Fund's quantitative core manager, underperformed the S&P 500 Index for the year by 4.0% (-30.2% vs. -26.2%). First Quadrant's valuation and fundamental quality factors, which have performed well over the long-term, performed poorly on a relative basis due to the low-quality rally which occurred from March through early May. The portfolio had a significant underweight allocation to money center banks (low-quality according to First Quadrant) which staged a large rally in the last four months of the year. Weak stock selection in Materials and Industrials also had a significant negative impact on relative performance. The portfolio did experience good stock selection in Energy.

     The Fund terminated Robeco, the mid-cap portfolio manager, at the end of January. The Robeco portfolio returned -45.3% from July to January compared with -41.3% for the Russell Midcap Index. Poor stock selection in Materials and Industrials was the main reason for the lack of excess relative returns. Robeco's momentum-based stock selection factors, which performed well in the first half of 2008, experienced a reversal and created a challenging environment for their strategy in the second half of 2008.

     At the beginning of July 2008, the Fund transitioned away from an S&P 100 Index portfolio and invested in a WTIM sector rotation model based upon the returns of the S&P 500 Index sectors. The portfolio returned -8.9% in July compared with -0.8% for the S&P 500 Index. At the beginning of August, the Fund unwound the sector rotation investment due to predetermined risk management limits and the proceeds were redeployed to the existing sub-advisers.

     The top ten holdings as of June 30, 2009, representing approximately 19.8% of total investments, were:

                         PERCENT OF TOTAL
10 LARGEST HOLDINGS        INVESTMENTS
-------------------      ----------------
Exxon Mobil Corp.              2.5%
Hewlett-Packard Co.            2.3%
Apple Computer, Inc.           2.1%
Procter & Gamble Co.           2.0%
Google, Inc. - Class A         1.9%
The Coca-Cola Co.              1.9%
Abbott Laboratories            1.8%
QUALCOMM, Inc.                 1.8%
JPMorgan Chase & Co.           1.8%
Wal-Mart Stores, Inc.          1.7%

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

     The following graph and table compares the performance of the Fund with that of the Russell 1000 Index and the S&P 500 Index for the periods ended June 30, 2009.

                     WILMINGTON MULTI-MANAGER LARGE-CAP FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

                               (PERFORMANCE GRAPH)

            Russell 1000   S&P 500   Large Cap
            ------------   -------   ---------
 7/1/2003       10000       10000      10000
6/30/2004       11948       11912      11318
6/30/2005       12894       12665      12195
6/30/2006       14066       13759      12984
6/30/2007       16940       16590      15379
6/30/2008       14846       14413      13726
6/30/2009       10883       10635       9754

                     WILMINGTON MULTI-MANAGER LARGE-CAP FUND

                                                  Average Annual Total Returns
                                        ----------------------------------------------
                                                               SINCE          SINCE
                                        1 YEAR   5 YEARS   INCEPTION(1)   INCEPTION(2)
                                        ------   -------   ------------   ------------
Large-Cap Fund
   -- Institutional Shares              -28.94%   -2.93%      -0.41%            NA
   -- A Shares (with sales charge)(3)   -31.61%      NA          NA          -8.60%
   -- A Shares at NAV                   -29.11%      NA          NA          -7.68%
   Russell 1000 Index                   -26.69%   -1.85%       1.42%         -6.48%
   S&P 500 Index                        -26.21%   -2.24%       1.03%         -6.55%

----------
FUND EXPENSE RATIOS(4): INSTITUTIONAL SHARES - 1.02% (GROSS) & 0.95% (NET),
                        A SHARES - 1.32% (GROSS) & 1.20% (NET)

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

----------
THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE PERIOD JULY 1, 2003, COMMENCEMENT OF OPERATIONS, THROUGH JUNE 30, 2009, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. RETURNS FOR THE A SHARES ARE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 3.50% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12B-1). A SHARES COMMENCED OPERATIONS ON DECEMBER 20, 2005. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) THE SINCE INCEPTION RETURNS SHOWN FOR THE INSTITUTIONAL SHARES AND THE INDICES ARE FOR THE PERIOD JULY 1, 2003, COMMENCEMENT OF OPERATIONS FOR THE INSTITUTIONAL SHARES, THROUGH JUNE 30, 2009.

(2) THE SINCE INCEPTION RETURNS SHOWN FOR THE A SHARES AND THE INDICES ARE FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS FOR THE A SHARES, THROUGH JUNE 30, 2009.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(4) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2008 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT. NET EXPENSES REDUCED BY VOLUNTARY FEE WAIVER AGREEMENTS AND GROSS EXPENSES DO NOT REFLECT THE FEE WAIVERS.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

WILMINGTON SMALL-CAP STRATEGY FUND
(FORMERLY THE WILMINGTON MULTI-MANAGER SMALL-CAP FUND)

     The Institutional Shares of the Wilmington Small-Cap Strategy Fund (the "Fund") returned -27.72% for the year ended June 30, 2009, compared to a return of -25.01% for the Russell 2000 Index.

     Major changes occurred in the Fund during the second half of 2008. In early July 2008, TAMRO Capital Partners, LLC ("TAMRO") was hired to manage a small-cap core mandate and Batterymarch Financial Management, Inc., the Fund's active growth manager, was terminated due to concerns with its performance. Then, in December, the Board of Trustees of WT Mutual Fund voted to change the investment mandate of the Fund from actively-managed to passively-managed with a tactical asset allocation overlay. As a result of this change in the Fund's strategy, Systematic Financial Management, L.P., the Fund's active value manager, and TAMRO were terminated. The allocation to the Fundamentally Weighted Equity Strategy managed by Wilmington Trust Investment Management, LLC ("WTIM") was reduced to zero and WTIM's equity team, which was also managing a passive portfolio tracking the Russell 2000 Index, remained as the sole sub-adviser. Effective December 31, 2008, the Fund was renamed the Wilmington Small-Cap Strategy Fund.

     At the beginning of July 2008, the Fund had a tactical style exposure of 60% value and 40% growth until mid-September, at which time the style tilt was removed and the allocation was 50% value and 50% growth. In mid-November, the style exposure was once again shifted to 60% value and 40% growth. The value tilt for the majority of the six months ended December 31, 2008 had a positive impact on the Fund's returns as value stocks outperformed growth stocks by over 1,100 basis points during that period.

     TAMRO's portfolio outpaced the Russell 2000 Index by over 300 basis points (-30% vs. -33%) during the four full months they managed a portion of the Fund's assets (August through November). The TAMRO portfolio benefited the most from good stock selection in the Consumer Discretionary sector. The Systematic portfolio, on the other hand, lagged its value benchmark (the Russell 2000 Value Index) during the July through November period by nearly 200 basis points (-28% vs. -26%), primarily due to weak stock selection, especially in the Financial and Industrial sectors. Finally, the Fundamentally Weighted Equity Strategy, managed by WTIM's equity team, lagged its benchmark, the Russell 2000 Value Index, by 300 basis points (-29% vs. -26%) over that five-month period ended November 30, 2008. The fundamentally weighted strategy weights small capitalization stocks using several fundamental, rather than market capitalization, metrics, which were not rewarded over the period.

     During the month of December, the Fund performed in line with the Russell 2000 Index (both gaining 5.8%). This means that the cost of transitioning the Fund to its new passive mandate was overcome by the sub-advisers' positive relative performance during the first part of December (prior to the transition) and the style tilt (as value outperformed growth in December).

     The Fund's allocation of a 40% growth/60% value tilt at the start of 2009 detracted from performance during the first quarter of 2009. A 50% growth/50% value weighting was instituted at the end of March. During the first quarter the Russell 2000 Growth Index fell -9.75% and the Russell 2000 Value Index fell -19.63%. This large disparity in returns and the Fund's tilt toward value was the biggest contributor to the underperformance of the Fund during the 2009 calendar year-to-date period.

     The Fund had a neutral stance (50% growth/50% value) for the second quarter of 2009. Underperformance for the 2nd quarter of 2009 was attributable to the rally in very low priced stocks. Stocks in the Russell 2000 Index (the "Index") with prices below $2 are generally excluded from being purchased in the Fund due to the high transaction costs involved in buying these securities. As the market

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

hit bottom, it started favoring companies that had been hit hardest, including companies with high levels of debt and highly cyclical economic exposure which included the beaten down financial companies. As a bottom formed in the market in early March, market participants rotated strongly into many of these highly leveraged, low quality companies, creating extreme outperformance, many of which more than doubled during the quarter. While these companies represent only a small percentage of the value of the Index (2.35%), there were 256 companies in the Index at the end of March 2009 that were valued at less than $2 per share. This group of stocks returned 72.7% during the quarter versus a return of 20.7% for the Index. The Fund's underweighted position to these companies resulted in 0.46% in underperformance during the quarter. This disparity in returns based on price is typically a short-term phenomenon which is unlikely to persist over any longer term horizon.

     The top ten holdings as of June 30, 2009, representing approximately 3.2% of total investments, were:

                                  PERCENT OF TOTAL
10 LARGEST HOLDINGS                  INVESTMENTS
-------------------               ----------------
iShares Russell 2000 Index Fund         1.0%
Palm, Inc.                              0.3%
VistaPrint, Ltd.                        0.3%
SolarWinds, Inc.                        0.3%
3Com Corp.                              0.3%
Solera Holdings, Inc.                   0.2%
New Jersey Resources Corp.              0.2%
Jack Henry & Associates, Inc.           0.2%
Owens & Minor, Inc.                     0.2%
Polycom, Inc.                           0.2%

     The following graph and table compares the performance of the Fund with that of the Russell 2000 Index and the S&P SmallCap 600 Index for the periods ended June 30, 2009.

                       WILMINGTON SMALL-CAP STRATEGY FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

                              (PERFORMANCE GRAPH)

            Russell 2000   S&P Small Cap   Small Cap
            ------------   -------------   ---------
 7/1/2003       10000          10000         10000
6/30/2004       13337          13525         12800
6/30/2005       14597          15344         14245
6/30/2006       16724          17481         15729
6/30/2007       19473          20285         17997
6/30/2008       16320          17309         14734
6/30/2009       12238          12928         10650

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

                       WILMINGTON SMALL-CAP STRATEGY FUND

                                                 Average Annual Total Returns
                                        ----------------------------------------------
                                                              SINCE           SINCE
                                        1 YEAR   5 YEARS   INCEPTION(1)   INCEPTION(2)
                                        ------   -------   ------------   ------------
Small-Cap Strategy Fund
   -- Institutional Shares              -27.72%   -3.59%       1.07%            NA
   -- A Shares (with sales charge)(3)   -30.40%      NA          NA         -10.17%
   -- A Shares at NAV                   -27.87%      NA          NA          -9.25%
   Russell 2000 Index                   -25.01%   -1.71%       3.42%         -6.36%
   S&P SmallCap 600 Index               -25.31%   -0.90%       4.37%         -6.47%

----------
FUND EXPENSE RATIOS(4) : INSTITUTIONAL SHARES - 1.67% (GROSS) & 0.26% (NET),
                         A SHARES - 1.92% (GROSS) & 0.51% (NET)

----------
THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE PERIOD JULY 1, 2003, COMMENCEMENT OF OPERATIONS, THROUGH JUNE 30, 2009, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. RETURNS FOR THE A SHARES ARE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 3.50% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12B-1). A SHARES COMMENCED OPERATIONS ON DECEMBER 20, 2005. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

(1) THE SINCE INCEPTION RETURNS SHOWN FOR THE INSTITUTIONAL SHARES AND THE INDICES ARE FOR THE PERIOD JULY 1, 2003, COMMENCEMENT OF OPERATIONS FOR THE INSTITUTIONAL SHARES, THROUGH JUNE 30, 2009.

(2) THE SINCE INCEPTION RETURNS SHOWN FOR THE A SHARES AND THE INDICES ARE FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS FOR THE A SHARES, THROUGH JUNE 30, 2009.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(4) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT SUPPLEMENT DATED FEBRUARY 2, 2009 TO THE PROSPECTUS DATED NOVEMBER 1, 2008 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT. NET EXPENSES REDUCED BY CONTRACTUAL FEE WAIVER AGREEMENTS AND GROSS EXPENSES DO NOT REFLECT THE FEE WAIVERS.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

WILMINGTON MULTI-MANAGER INTERNATIONAL FUND

     The Institutional Shares of the Wilmington Multi-Manager International Fund (the "Fund") returned -32.82% for the year ended June 30, 2009, compared to a return of -30.92% for the MSCI All Country World ex-U.S. Index ("MSCI ACWI ex-US") and -31.35% for the MSCI EAFE Index.

     The benchmark index for the Fund through the end of 2008 was the MSCI EAFE Index. Effective January 1, 2009, the Fund's benchmark index changed to the MSCI ACWI ex-US to make the benchmark consistent with the Fund's investment style which now includes an allocation to the emerging markets. Long-term macroeconomic observations from Wilmington Trust Investment Management LLC ("WTIM") show that emerging markets will likely have a long-term place in strategic and tactical asset allocation models for the next several years. For the year, the MSCI Emerging Markets Index returned -28.1%, and the MSCI All Country World ex-U.S. Index returned -30.9%.

     The Fund began the year with an asset allocation of 66% to developed countries and 34% to emerging countries. At the beginning of October, the allocation shifted to 71% to developed countries and 29% to emerging countries, reflecting a change in WTIM's tactical asset allocation away from emerging countries. This allocation remained in place until the middle of June when the Fund shifted to an allocation of 63% developed countries and 37% emerging markets. For the first six months of the fiscal year, this asset allocation decision was the main driver for the Fund's underperformance as the MSCI EAFE Index returned -36.4%, as opposed to the MSCI Emerging Markets Index which returned -47.1%.

     The Fund began the year with a tactical allocation within developed large-cap of 60% growth and 40% value. In the middle of June, the Fund shifted to an allocation of 50% growth and 50% value. The tactical decision to overweight growth over value for nearly the entire year had a negative impact on the Fund's excess returns as the MSCI EAFE Value Index returned -28.9% while the MSCI EAFE Growth Index returned -33.7%.

     The Fund currently employs six active investment managers: Goldman Sachs Asset Management L.P. ("GSAM"), Artio Global Management, LLC ("Artio"), Acadian Asset Management LLC ("Acadian"), Dimensional Fund Advisors LP ("DFA"), Parametric Portfolio Associates, LLC ("Parametric"), and Principal Global Investors, LLC ("Principal").

     In the middle of June, RSMC added a new portfolio managed by Parametric. Parametric's strategy attempts to track the benchmark closely on a pre-tax basis and to outperform on an after-tax basis through active tax management. The portfolio will be benchmarked to a blend of the MSCI World ex-US Growth and MSCI World ex-US Value Index (developed countries). RSMC will modify the weights to growth and value over time depending on tactical asset allocation signals. This new portfolio will allow for more efficient overall portfolio management, especially when there is a tactical allocation change involving a shift between developed growth and value. This new portfolio was primarily funded by a reduction in the GSAM developed country growth portfolio and a reduction in the Fund's ETF holdings.

     The DFA developed country value portfolio provided the largest positive impact on the Fund's returns (400 basis points above the MSCI EAFE Value Index). The portfolio's strategy to overweight high book-to-price stocks and to underweight the largest market-capitalization stocks both had the largest positive impacts on relative performance. Stock selection in Japan and Continental Europe also had a positive impact on relative performance. The portfolio's underweight allocation to Japan, the best-performing developed market over this period, had a minor negative impact on relative performance.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

     The GSAM quantitative developed country growth portfolio exceeded its MSCI EAFE Growth Index benchmark by 120 basis points. Returns to the investment themes were mixed, but stock selection was positive overall across countries, especially the portfolio's holdings in France and Australia. On a sector basis, stock selection was strongest in Financials and Energy and less weak in Industrials and Materials.

     The Acadian quantitative all-cap portfolio lagged its MSCI EAFE Index benchmark by 290 basis points as it experienced negative impact from both stock selection and country allocation. The portfolio's active allocation to Russia and overweight positions in Belgium and Japan all detracted from relative returns. Weak stock selection in Japan, the Netherlands, and Australia also detracted from relative returns. Opportunistic exposures to China and Canada both had a smaller positive impact on the portfolio's excess returns.

     The Artio fundamental core portfolio trailed its MSCI EAFE Index benchmark by 530 basis points as the portfolio allocation to emerging markets had a sizable negative impact on relative return particularly during the second half of 2008. The portfolio also experienced weak stock selection in Continental Europe in the Financial and Industrial sectors. The decision to hold cash had a material positive effect during the market decline but this defensive positioning, post-March 9 equity rally, had a negative influence on relative performance.

     The Parametric emerging markets portfolio returned in line with its MSCI Emerging Markets Index. Top contributors to performance were the structural underweight allocation to Russia and Taiwan, followed by an overweight allocation to Chile. The structural underweight allocation to China was the largest detractor to performance, followed by exposure to Hungary, Czech Republic, United Arab Emirates, and Nigeria.

     The Principal emerging markets portfolio had the largest negative impact on the Fund's returns (780 basis points below the MSCI Emerging Markets Index) as it experienced weak stock selection within Energy and Materials. The portfolio's holdings in South Africa, Russia, and Brazil all detracted from relative returns. Principal's stock ranking models, which have worked effectively over the long-term, have been less effective over the past months as top quintile-ranked stocks have significantly underperformed bottom quintile-ranked stocks.

     The top ten holdings as of June 30, 2009, representing approximately 11.0% of total investments, were:

                                           PERCENT OF TOTAL
10 LARGEST HOLDINGS                           INVESTMENTS
-------------------                        ----------------
Vanguard Emerging Markets Fund ETF               4.0%
Nestle SA                                        1.1%
Novartis AG                                      0.9%
BHP Billiton, Ltd.                               0.9%
Banco Santander Central Hispano SA - ADR         0.7%
GlaxoSmithKline PLC                              0.7%
Roche Holding AG - Genusschein                   0.7%
Vodafone Group PLC - ADR                         0.7%
Royal Dutch Shell PLC - Class A                  0.7%
Total SA                                         0.6%

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

     The following graph and performance table compares the performance of the Fund with that of the MSCI All Country World Index ex-U.S. ("MSCI ACWI ex-US") and MSCI EAFE Index for the periods ended June 30, 2009.

                   WILMINGTON MULTI-MANAGER INTERNATIONAL FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

                              (PERFORMANCE GRAPH)

                                            Multi-Manager
                                 MSCI AC    International
            MSCI EAFE Index   ex US Index    Fund - Inst.
            ---------------   -----------   -------------
6/30/1999        10000           10000          10000
6/30/2000        11716           11778          13152
6/30/2001         8950            8929           9528
6/30/2002         8101            8175           8166
6/30/2003         7577            7799           7465
6/30/2004        10030           10298           9638
6/30/2005        11399           11993          11220
6/30/2006        14427           15339          14215
6/30/2007        18322           19882          18562
6/30/2008        16378           18563          16615
6/30/2009        11243           12823          11163

                  WILMINGTON MULTI-MANAGER INTERNATIONAL FUND

                                              Average Annual Total Returns
                                        -----------------------------------------
                                                                        SINCE
                                        1 YEAR   5 YEARS   10 YEAR   INCEPTION(1)
                                        ------   -------   -------   ------------
International Fund
   -- Institutional Shares              -32.82%   2.98%     1.11%         NA
   -- A Shares (with sales charge)(2)   -35.31%     NA       NA         -5.13%
   -- A Shares at NAV                   -32.95%     NA       NA         -4.16%
MSCI ACWI ex-US                         -30.92%   4.48%     2.52%       -2.30%
MSCI EAFE Index                         -31.35%   2.31%     1.18%       -4.18%

----------
FUND EXPENSE RATIOS(3): INSTITUTIONAL SHARES - 1.18% (GROSS) & 1.17% (NET),
                        A SHARES - 1.42% (GROSS & NET)

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

----------
THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE TEN YEAR PERIOD ENDED JUNE 30, 2009, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDEX FOR THE SAME PERIOD. RETURNS FOR THE A SHARES ARE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 3.50% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12B-1). A SHARES COMMENCED OPERATIONS ON DECEMBER 20, 2005. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

INVESTING IN FOREIGN SECURITIES MAY INVOLVE CERTAIN ADDITIONAL RISK, INCLUDING, BUT NOT LIMITED TO, EXCHANGE RATE FLUCTUATIONS, LESS LIQUIDITY, GREATER VOLATILITY, LESS REGULATION AND MORE POLITICAL AND ECONOMIC INSTABILITY.

(1) THE SINCE INCEPTION RETURN IS NOT PROVIDED FOR SHARE CLASSES THAT ARE MORE THAN TEN YEARS OLD. THE SINCE INCEPTION RETURNS SHOWN FOR A SHARES AND THE INDEX ARE FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS FOR THE A SHARES, THROUGH JUNE 30, 2009.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(3) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2008 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

WILMINGTON MULTI-MANAGER REAL ASSET FUND

     For the year ended June 30, 2009, the Institutional Shares of the Wilmington Multi-Manager Real Asset Fund (the "Fund") returned -26.59% compared to a return of -20.51% for the blended benchmark. The blended benchmark was changed on January 1, 2009 to reflect the global nature of the Fund, as well as the new strategic targets for the underlying asset classes. The benchmark had been 50% Barclays Capital U.S. Treasury Inflation Protected Securities ("TIPS") Index, 30% FTSE NAREIT Equity Index ("NAREIT"), and 20% Dow Jones-UBS Commodity Index ("DJUBSCI") and was changed to 40% Barclays Capital World Government Inflation-Linked Bond ("ILB") Index (hedged, USD), 30% S&P Developed Property Index (hedged, USD), and 30% DJUBSCI. The underperformance relative to the blended benchmark is attributed primarily to the asset allocation shifts made during the year, as well as fees. On whole, the Fund's active managers and passive solution sets added value.

     From the beginning of the year through the end of February 2009, the Fund maintained an allocation of 50% ILBs, 30% real estate-related securities, and 20% commodities. At the beginning of March 2009, 15% was rebalanced away from real estate-related securities with two-thirds of the proceeds going into commodities and one-third going into ILBs. The tactical overweight to ILBs and the tactical underweight to real estate-related securities was initiated for three reasons: our proprietary, tactical real asset model preferred ILBs and commodities relative to real estate-related securities; we believed the more leveraged nature of REITs made their risk-adjusted returns less attractive; and finally, it was expected that the implementation of an aggressive stimulus plan in China could provide a significant tailwind to commodities. The resulting allocation was 55% ILBs, 15% real estate-related securities, and 30% commodities and was maintained through the end of June. Unfortunately, between the beginning of March and the end of June, real estate-related securities were the best performing asset class within the Fund, causing the tactical allocation to detract from overall performance. During the four month period ended June 30, 2009, real estate-related securities gained +45.5% (as measured by the S&P Developed Property Index), commodities gained +15.7% (as measured by the DJ-UBSCI), and ILBs gained +6.2% (as measured by the Barclays Capital World Government ILB Index).

     Global ILBs, as measured by the Barclays World Government ILB Index, returned 0.4% over the 12-month period ended June 30, 2009. Falling real yields
- due primarily to slowing economic growth - and falling inflation expectations drove returns. During the period, the ILB portion of the Fund was restructured. Pacific Investment Management Company LLC ("PIMCO") was hired near the end of January to sub-advise a portfolio of global developed- and emerging-market ILBs. During PIMCO's short time in the Fund, their portfolio performed in line with its blended benchmark (85% Barclays World Government ILB Index and 15% Barclays Emerging Market Government ILB Index), both gaining 3.7%. Sinopia Asset Management S.A. ("Sinopia") was also hired to manage a portfolio of global, developed-market ILBs for the Fund. During Sinopia's two months as a sub-advisor, its portfolio managed to outperform the Barclays World Government ILB Index by 50 basis points. Between July 2008 and April 2009, RSMC's portfolio of U.S. ILBs trailed its domestic ILB index by 30 basis points. The underperformance of RSMC's portfolio of U.S. ILBs occurred primarily during the transition periods when PIMCO and Sinopia were hired, which caused portions of RSMC's portfolio to be liquidated.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

     As previously mentioned, global real estate-related securities rallied between March and June 2009; however, it was not enough to make up for the steep losses incurred in the prior eight months. The S&P Developed Property Index ended the 12-month period down -35.5% - not good in absolute terms, but quite a bit better than the less-diversified U.S. real estate market which fell -43.3% (as measured by the NAREIT Index). Continued weak global economic growth and the lack of credit availability in the market were the general causes of poor returns among listed real estate-related companies. The portfolio managed by ING Clarion Real Estate Securities, LLC ("ING CRES"), one of two global real estate managers, beat its global benchmark by approximately 300 basis points during the period. ING CRES benefited from strong stock selection in the U.S., Australia, France, and Hong Kong. Additionally, selective country decisions in Europe - particularly underweight allocations to the underperforming Austrian, Spanish, and U.K. markets - added value. The portfolio managed by E.I.I. Realty Securities, Inc. ("EII"), the other global real estate manager, also fared relatively well, outpacing its global benchmark by over 900 basis points. EII's portfolio was particularly helped by strong stock selection in Europe and Asia, as well as an overweight allocation to cash and an underweight to the lagging U.S. market. AEW Management and Advisors, L.P. ("AEW"), the Fund's domestic real estate manager, was terminated in mid-December in order to more closely reflect the global nature of the strategy. For the five full months that AEW was the manager of a portfolio (July through November 2008), the portfolio trailed its domestic benchmark by approximately 90 basis points.

     Commodities fared the worst of the three asset classes in the Fund during the last year (falling -47.1%, as measured by the DJ-UBSCI), as fears of a recession gripped commodity investors. Every commodity in the DJ-UBSCI experienced negative returns during the period, with all but two (gold and sugar) experiencing double-digit declines (gold and sugar only had single-digit declines). The PIMCO CommodityRealReturn Fund (the "PIMCO Fund") lost -50.3%, lagging the DJ-UBSCI by 330 basis points. The PIMCO Fund invests in derivative securities whose performance is linked to the DJ-UBSCI, while the collateral portion of the portfolio is actively managed by investing primarily in domestic ILBs in an attempt to add incremental returns, along with additional inflation hedging. The PIMCO Fund's lagging return, therefore, can be attributed to the collateral portfolio trailing T-Bills, which is the implied cost-of-carry for the index.

     At the beginning of February, the Fund invested in the Credit Suisse Commodity Return Strategy Fund, which replaced a position the Fund had in the iPath DJ-UBSCI-linked Exchange-Traded Note. This was removed from the Fund due to counterparty risk concerns. The Credit Suisse Fund has a similar structure as the PIMCO Fund, but instead of investing the collateral primarily in domestic ILBs, it invests primarily in enhanced cash securities. During its four months in the Fund, the Credit Suisse Fund performed in line with the DJ-UBSCI (10.6% vs. 10.7%).

     Also in the commodities space, the exposure to the Deutsche Bank Liquid Commodity Index-Optimum Yield ("DBLCI-OY") detracted value from the Fund's overall returns. Exposure to this index is attained via an investment in the PowerShares DB Commodity Index Tracking Fund, as well as investment in structured notes. During the period, the DBLCI-OY's lost -49.2%, slightly more than the DJ-UBSCI's loss of -47.1%. While the dynamic method of rolling expiring futures contracts that the DBLCI-OY employs added significant value over the trailing 12 months, it was not enough to offset the index's overweight allocation to crude oil and heating oil (which each lost over -60%).

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

    The top ten holdings as of June 30, 2009, representing approximately 42.1% of total investments, were:

                                                          PERCENT OF TOTAL
10 LARGEST HOLDINGS                                          INVESTMENTS
-------------------                                       ----------------
PowerShares DB Commodity Index Tracking Fund                    15.6%
Credit Suisse Commodity Return Strategy Fund                     4.4%
PIMCO Commodity RealReturn Strategy Fund -
   Institutional Shares                                          4.1%
iShares Barclays U.S. Treasury Inflation Protected
   Securities Index Fund                                         3.3%
U.S. Treasury Inflation Indexed Notes, 3%, 7/15/12               2.8%
Fannie Mae Pool, 6%, 9/01/37                                     2.7%
U.S. Treasury Inflation Indexed Notes, 3.88%, 4/15/29            2.6%
Japanese Government CPI Linked Bond, 1.40%, 3/10/18              2.6%
U.S. Treasury Inflation Indexed Notes, 3.50%, 1/15/11            2.3%
U.S. Treasury Inflation Indexed Notes, 1.88%, 7/15/13            1.7%

     The following table compares the performance of the Fund with that of the Barclays Capital World Government Inflation-Linked Bond Index ("Barclays GILB Index"), the Barclays Capital US Treasury Inflation Protected Securities Index ("Barclays US TIPS Index), and the Fund's blended benchmark for the periods ended June 30, 2009.

                    WILMINGTON MULTI-MANAGER REAL ASSET FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

                              (PERFORMANCE GRAPH)

            Barclays US TIPS   Barclays Global   Blended Index*   Fund - Inst'l
            ----------------   ---------------   --------------   -------------
 7/1/2003         10000             10000             10000           10000
6/30/2004         10386             10338             11509           11940
6/30/2005         11357             11350             13376           15522
6/30/2006         11171             11383             14519           18080
6/30/2007         11617             11709             15481           18965
6/30/2008         13368             13139             17214           23188
6/30/2009         13220             13191             13683           17023

----------
* BLENDED INDEX IS CURRENTLY COMPRISED OF 40% BARCLAYS GILB INDEX, 30% S&P GLOBAL DEVELOPED PROPERTY INDEX AND 30% DOW JONES-UBS COMMODITY INDEX. PRIOR TO 1/1/09, THE BLENDED INDEX COMPRISED OF 50% BARCLAYS TREASURY INFLATION PROTECTED SECURITIES INDEX, 30% NAREIT EQUITY INDEX AND 20% DOW JONES-UBS COMMODITY INDEX.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

                    WILMINGTON MULTI-MANAGER REAL ASSET FUND

                                                      Average Annual Total Returns
                                           ----------------------------------------------
                                                                 SINCE          SINCE
                                           1 YEAR   5 YEARS   INCEPTION(1)   INCEPTION(2)
                                           ------   -------   ------------   ------------
Real Asset Fund
   -- Institutional Shares                 -26.59%   7.35%        9.27%           NA
   -- A Shares (with sales charge)(3)      -29.34%     NA          NA           -0.10%
   -- A Shares at NAV                      -26.78%     NA          NA            0.91%
Blended Index: GILB/S&P Dev Pr/DJ-UBS(4)   -20.51%   3.52%        5.36%         -0.63%
Barclays GILB Index                          0.40%   5.00%        4.72%          3.78%
Barclays US TIPS Index                      -1.11%   4.94%        4.76%          4.40%

----------
FUND EXPENSE RATIOS(5): INSTITUTIONAL SHARES - 0.75% (GROSS & NET),
                        A SHARES - 1.09% (GROSS) & 1.00% (NET)

----------
THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE PERIOD JULY 1, 2003, COMMENCEMENT OF OPERATIONS, THROUGH JUNE 30, 2009, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. RETURNS FOR THE A SHARES ARE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 3.50% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12B-1). A SHARES COMMENCED OPERATIONS ON DECEMBER 20, 2005. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970. AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) THE SINCE INCEPTION RETURNS SHOWN FOR THE INSTITUTIONAL SHARES AND THE INDICES ARE FOR THE PERIOD JULY 1, 2003, COMMENCEMENT OF OPERATIONS FOR THE INSTITUTIONAL SHARES, THROUGH JUNE 30, 2009.

(2) THE SINCE INCEPTION RETURNS SHOWN FOR THE A SHARES ARE FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS FOR THE A SHARES, THROUGH JUNE 30, 2009. THE SINCE INCEPTION RETURNS FOR THE INDICES ARE FOR THE PERIOD DECEMBER 31, 2005 THROUGH JUNE 30, 2009.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(4) THE BLENDED INDEX IS COMPRISED OF A 40% WEIGHTING OF THE BARCLAYS GILB INDEX, A 30% WEIGHTING OF THE S&P GLOBAL DEVELOPED PROPERTY INDEX AND A 30% WEIGHTING OF THE DOW JONES-UBS COMMODITY INDEX TOTAL RETURN.

(5) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2008 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

     We invite your comments and questions and thank you for your investment in the Wilmington Multi-Manager Funds. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                        Sincerely,


                                        /s/ John J. Kelley

                                        John J. Kelley
                                        President

July 24, 2009

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEB SITE AT WWW.WILMINGTONFUNDS.COM. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR. KELLEY'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH AND FROM COMMENTS PROVIDED BY THE PORTFOLIO MANAGERS AND THE SUB-ADVISERS OF EACH OF THE FUNDS. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
EXPENSE DISCLOSURE

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

     - ACTUAL FUND RETURN AND EXPENSES. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     - HYPOTHETICAL 5% RETURN AND EXPENSES. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

FOR THE PERIOD JANUARY 1, 2009 TO JUNE 30, 2009
EXPENSE TABLES

                                             BEGINNING     ENDING                 EXPENSES
                                              ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                               VALUE       VALUE       EXPENSE     DURING
                                               1/1/09     6/30/09       RATIO      PERIOD*
                                             ---------   ---------   ----------   --------
MULTI-MANAGER LARGE-CAP FUND --
   INSTITUTIONAL SHARES
Actual Fund Return .......................   $1,000.00   $1,033.50      1.00%       $5.04
Hypothetical 5% Return Before Expenses ...    1,000.00    1,019.77      1.00         5.02
MULTI-MANAGER LARGE-CAP FUND -- A SHARES
Actual Fund Return .......................   $1,000.00   $1,032.30      1.25%       $6.30
Hypothetical 5% Return Before Expenses ...    1,000.00    1,018.51      1.25         6.28

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
EXPENSE DISCLOSURE -- CONTINUED

                                             BEGINNING     ENDING                 EXPENSES
                                              ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                               VALUE       VALUE       EXPENSE     DURING
                                               1/1/09     6/30/09       RATIO      PERIOD*
                                             ---------   ---------   ----------   --------
SMALL-CAP STRATEGY FUND+
   -- INSTITUTIONAL SHARES
Actual Fund Return .......................   $1,000.00   $1,011.30      0.25%       $1.25
Hypothetical 5% Return Before Expenses ...    1,000.00    1,023.53      0.25         1.26
SMALL-CAP STRATEGY FUND+ -- A SHARES
Actual Fund Return .......................   $1,000.00   $1,011.80      0.50%       $2.49
Hypothetical 5% Return Before Expenses ...    1,000.00    1,022.28      0.50         2.51
MULTI-MANAGER INTERNATIONAL FUND
   -- INSTITUTIONAL SHARES
Actual Fund Return .......................   $1,000.00   $1,108.60      1.65%       $8.63
Hypothetical 5% Return Before Expenses ...    1,000.00    1,016.51      1.65         8.28
MUL  TI-MANAGER INTERNATIONAL FUND
   -- A SHARES
Actual Fund Return .......................   $1,000.00   $1,107.80      1.90%       $9.93
Hypothetical 5% Return Before Expenses ...    1,000.00    1,015.25      1.90         9.54
MULTI-MANAGER REAL ASSET FUND
   -- INSTITUTIONAL SHARES
Actual Fund Return .......................   $1,000.00   $1,012.60      1.01%       $5.04
Hypothetical 5% Return Before Expenses ...    1,000.00    1,019.72      1.01         5.07
MULTI-MANAGER REAL ASSET FUND
   -- A SHARES
Actual Fund Return .......................   $1,000.00   $1,011.10      1.26%       $6.28
Hypothetical 5% Return Before Expenses ...    1,000.00    1,018.47      1.26         6.33

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year, then divided by 365.

+    Formerly the Multi-Manager Small-Cap Fund.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
DISCLOSURE OF PORTFOLIO HOLDINGS

PORTFOLIO HOLDINGS

JUNE 30, 2009

The following tables present a summary of the portfolio holdings of each of the Wilmington Multi-Manager Funds and the Small-Cap Strategy Fund as a percentage of its total investments.

MULTI-MANAGER LARGE-CAP FUND

Common Stocks
   Information Technology ............    20.1%
   Consumer Staples ..................    13.7%
   Health Care .......................    13.6%
   Financials ........................    13.1%
   Energy ............................    12.0%
   Industrials .......................     9.4%
   Consumer Discretionary ............     8.9%
   Materials .........................     3.0%
   Utilities .........................     2.5%
   Telecommunication Services ........     2.4%
Short-term Investments ...............     0.8%
Exchange-Traded Funds ................     0.5%
Rights ...............................     0.0%
                                         -----
                                         100.0%
                                         =====

SMALL-CAP STRATEGY FUND

Common Stocks
   Information Technology ............    19.8%
   Financials ........................    19.3%
   Industrials .......................    15.6%
   Health Care .......................    14.8%
   Consumer Discretionary ............    12.9%
   Energy ............................     4.3%
   Materials .........................     3.8%
   Utilities .........................     3.7%
   Consumer Staples ..................     3.4%
   Telecommunication Services ........     1.3%
Exchange-Traded Funds ................     1.0%
Short-term Investments ...............     0.1%
Call Warrants ........................     0.0%
                                         -----
                                         100.0%
                                         =====

MULTI-MANAGER INTERNATIONAL FUND

Common Stocks
   Financials ........................    23.6%
   Industrials .......................    10.6%
   Materials .........................    10.3%
   Energy ............................     8.9%
   Consumer Discretionary ............     8.0%
   Consumer Staples ..................     7.5%
   Telecommunication Services ........     6.4%
   Information Technology ............     6.0%
   Health Care .......................     5.8%
   Utilities .........................     3.2%
Exchange-Traded Funds ................     4.9%
Preferred Stock ......................     1.8%
Short-term Investments ...............     1.7%
Call Warrants ........................     1.2%
Rights ...............................     0.1%
                                         -----
                                         100.0%
                                         =====

COUNTRY ALLOCATION

Japan ................................    13.2%
United Kingdom .......................    10.5%
Switzerland ..........................     5.2%
France ...............................     4.7%
Germany ..............................     4.5%
Australia ............................     3.9%
Canada ...............................     3.7%
Hong Kong ............................     3.4%
Netherlands ..........................     3.3%
South Korea ..........................     3.2%
Brazil ...............................     3.1%
Spain ................................     3.1%
Taiwan ...............................     2.3%
China ................................     2.2%
Russia ...............................     2.0%
India ................................     1.8%
Mexico ...............................     1.7%
South Africa .........................     1.7%
Italy ................................     1.4%
Sweden ...............................     1.4%
Singapore ............................     1.1%
Indonesia ............................     1.0%
All other countries less than 1% .....    16.7%
Exchange-Traded Funds ................     4.9%
                                         -----
                                         100.0%
                                         =====

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
DISCLOSURE OF PORTFOLIO HOLDINGS -- CONTINUED

MULTI-MANAGER REAL ASSET FUND

Inflation-Linked and Fixed Income Securities
   Foreign Government Inflation-Linked Securities ..    24.3%
   U.S. Government Inflation-Linked Securities .....    21.7%
   Mortgage-Backed Securities ......................     4.5%
   Exchange-Traded Funds ...........................     3.3%
   Corporate Bonds .................................     1.3%
   Variable Rate Demand Notes ......................     0.5%
   Asset-Backed Securities .........................     0.2%
Real Estate Related Securities
   REITs
      Retail .......................................     4.0%
      Diversified ..................................     1.4%
      Specialized ..................................     1.4%
      Office .......................................     1.2%
      Residential ..................................     0.7%
      Industrial ...................................     0.3%
   Common Stock ....................................     6.0%
Commodity Related Securities
   Exchange-Traded Funds ...........................    15.6%
   Investment Companies ............................     8.6%
   Structured Note .................................     1.0%
Short-Term Investments .............................     4.2%
Securities Sold Short ..............................    (0.2)%
                                                       -----
                                                       100.0%
                                                       =====

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
INVESTMENTS / JUNE 30, 2009
(Showing Percentage of Net Assets)

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
COMMON STOCK -- 98.8%
   CONSUMER DISCRETIONARY -- 8.9%
      AUTO COMPONENTS -- 0.1%
         Autoliv, Inc. .......................              410   $       11,796
         BorgWarner, Inc. ....................              370           12,635
         Gentex Corp. ........................              610            7,076
         Johnson Controls, Inc. ..............            3,550           77,106
         The Goodyear Tire & Rubber Co.* .....              500            5,630
         TRW Automotive Holdings Corp.* ......            1,020           11,526
         WABCO Holdings, Inc. ................              200            3,540
                                                                  --------------
                                                                         129,309
                                                                  --------------
      AUTOMOBILES -- 0.2%
         Ford Motor Co.* .....................           32,250          195,757
         Harley-Davidson, Inc. ...............            1,260           20,425
                                                                  --------------
                                                                         216,182
                                                                  --------------
      DISTRIBUTORS -- 0.0%
         Genuine Parts Co. ...................            1,030           34,567
         LKQ Corp.* ..........................              400            6,580
                                                                  --------------
                                                                          41,147
                                                                  --------------
      DIVERSIFIED CONSUMER SERVICES -- 0.1%
         Apollo Group, Inc. - Class A* .......              437           31,080
         Brink's Home Security
            Holdings, Inc.* ..................              100            2,831
         Career Education Corp.* .............              245            6,098
         H&R Block, Inc. .....................            1,090           18,781
         Hillenbrand, Inc. ...................              200            3,328
         ITT Educational Services, Inc.* .....              130           13,086
         Service Corp. International .........            2,640           14,467
         Strayer Education, Inc. .............               30            6,543
         Weight Watchers International, Inc...              520           13,400
                                                                  --------------
                                                                         109,614
                                                                  --------------
      HOTELS, RESTAURANTS & LEISURE -- 2.0%
         Boyd Gaming Corp.* ..................              280            2,380
         Brinker International, Inc. .........              650           11,069
         Burger King Holdings, Inc. ..........              200            3,454
         Carnival Corp. ......................            1,840           47,417

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      HOTELS, RESTAURANTS & LEISURE --
         (CONTINUED)
         Chipotle Mexican Grill, Inc. -
            Class A* .........................              100   $        8,000
         Choice Hotels International, Inc. ...               60            1,597
         Darden Restaurants, Inc. ............              660           21,767
         International Game Technology .......            1,580           25,122
         Las Vegas Sands Corp.* ..............            1,820           14,305
         Marriott International, Inc. -
            Class A ..........................            1,355           29,904
         McDonald's Corp. ....................           35,559        2,044,287
         MGM MIRAGE* .........................            2,630           16,806
         Panera Bread Co. - Class A* .........               45            2,244
         Penn National Gaming, Inc.* .........              190            5,531
         Royal Caribbean Cruises, Ltd. .......              570            7,718
         Scientific Games Corp. - Class A* ...              200            3,154
         Starbucks Corp.* ....................            2,090           29,030
         Starwood Hotels & Resorts Worldwide,
            Inc. .............................            1,310           29,082
         Tim Hortons, Inc. ...................              440           10,797
         Wyndham Worldwide Corp. .............           24,200          293,304
         Wynn Resorts, Ltd.* .................              310           10,943
         Yum! Brands, Inc. ...................            2,080           69,347
                                                                  --------------
                                                                       2,687,258
                                                                  --------------
      HOUSEHOLD DURABLES -- 0.3%
         Black & Decker Corp. ................              530           15,190
         Centex Corp. ........................              200            1,692
         D.R. Horton, Inc. ...................              940            8,798
         Fortune Brands, Inc. ................            1,260           43,773
         Garmin, Ltd. ........................            6,010          143,158
         Harman International
            Industries, Inc. .................              290            5,452
         Jarden Corp.* .......................              640           12,000
         KB Home Co. .........................              440            6,019
         Leggett & Platt, Inc. ...............            1,460           22,236
         Lennar Corp. - Class A ..............            2,610           25,291
         M.D.C. Holdings, Inc. ...............              190            5,721
         Mohawk Industries, Inc.* ............              410           14,629
         Newell Rubbermaid, Inc. .............            2,390           24,880
         NVR, Inc.* ..........................              120           60,287

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      HOUSEHOLD DURABLES -- (CONTINUED)
         Pulte Homes, Inc. ...................              710   $        6,269
         Snap-On, Inc. .......................              330            9,484
         The Stanley Works ...................              630           21,319
         Toll Brothers, Inc.* ................              820           13,915
         Whirlpool Corp. .....................              530           22,557
                                                                  --------------
                                                                         462,670
                                                                  --------------
      INTERNET & CATALOG RETAIL -- 0.3%
         Amazon.com, Inc.* ...................            2,390          199,947
         Expedia, Inc.* ......................            1,100           16,621
         Liberty Media Corp. - Interactive -
            Class A* .........................            2,560           12,826
         Netflix, Inc.* ......................              200            8,268
         Priceline.com, Inc.* ................            1,530          170,672
                                                                  --------------
                                                                         408,334
                                                                  --------------
      LEISURE EQUIPMENT & PRODUCTS -- 0.0%
         Eastman Kodak Co. ...................            1,930            5,713
         Hasbro, Inc. ........................              510           12,362
         Mattel, Inc. ........................            1,980           31,779
                                                                  --------------
                                                                          49,854
                                                                  --------------
      MEDIA -- 2.6%
         Ascent Media Corp. - Class A* .......                2               53
         Cablevision Systems New York Group -
            Class A ..........................           10,500          203,805
         CBS Corp. - Class B .................            9,300           64,356
         Clear Channel Outdoor Holdings,
            Inc. - Class A* ..................            1,270            6,731
         Comcast Corp. - Class A .............           30,920          448,031
         Comcast Corp. - Special Class A .....           30,800          434,280
         CTC Media, Inc.* ....................              660            7,801
         Discovery Communications, Inc. -
            Class A* .........................               25              564
         Discovery Communications, Inc. -
            Class C* .........................              785           16,116
         DISH Network Corp.* .................            8,230          133,408
         DreamWorks Animation SKG, Inc. -
            Class A* .........................              210            5,794
         E.W. Scripps Co. - Class A ..........            4,184            8,745
         Gannett Co., Inc. ...................            8,970           32,023

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      MEDIA -- (CONTINUED)
         John Wiley & Sons, Inc. - Class A ...              120   $        3,990
         Lamar Advertising Co. - Class A* ....              190            2,901
         Liberty Global, Inc. - Class A* .....            6,150           97,724
         Liberty Media Corp. - Capital
            Class A* .........................            1,110           15,052
         Liberty Media Corp. - Entertainment
            Class A* .........................            1,200           32,100
         Marvel Entertainment, Inc.* .........              290           10,321
         Meredith Corp. ......................              280            7,154
         News Corp. - Class A ................           12,230          111,415
         Omnicom Group, Inc. .................            1,590           50,212
         Regal Entertainment Group - Class A .              770           10,233
         Scripps Networks Interactive, Inc. ..              280            7,792
         The DIRECTV Group, Inc.* ............            1,540           38,053
         The Interpublic Group of
            Cos., Inc.* ......................              800            4,040
         The McGraw-Hill Cos., Inc. ..........           23,270          700,660
         The New York Times Co. - Class A ....              120              661
         The Walt Disney Co. .................           14,810          345,517
         The Washington Post Co. - Class B ...               20            7,044
         Time Warner Cable, Inc. .............            5,983          189,482
         Time Warner, Inc. ...................           12,292          309,635
         Viacom, Inc. - Class B* .............            1,380           31,326
         Virgin Media, Inc. ..................            2,170           20,290
         Warner Music Group Corp.* ...........            1,340            7,839
                                                                  --------------
                                                                       3,365,148
                                                                  --------------
      MULTILINE RETAIL -- 0.5%
         Big Lots, Inc.* .....................              224            4,711
         Dollar Tree Stores, Inc.* ...........              271           11,409
         Family Dollar Stores, Inc. ..........              466           13,188
         J.C. Penney Co., Inc. ...............            1,280           36,749
         Kohl's Corp.* .......................              930           39,757
         Macy's, Inc. ........................            1,650           19,404
         Nordstrom, Inc. .....................            1,170           23,271

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      MULTILINE RETAIL -- (CONTINUED)
         Sears Holdings Corp.* ...............            2,650   $      176,278
         Target Corp. ........................            7,970          314,576
                                                                  --------------
                                                                         639,343
                                                                  --------------
      SPECIALTY RETAIL -- 1.9%
         Aaron Rents, Inc. ...................              200            5,964
         Abercrombie & Fitch Co. - Class A ...              250            6,347
         Advance Auto Parts, Inc. ............            3,720          154,343
         Aeropostale, Inc.* ..................              200            6,854
         American Eagle Outfitters, Inc. .....              980           13,887
         AutoNation, Inc.* ...................              580           10,063
         AutoZone, Inc.* .....................              170           25,689
         Barnes & Noble, Inc. ................              150            3,094
         Bed Bath & Beyond, Inc.* ............              870           26,752
         Best Buy Co., Inc. ..................            4,920          164,771
         Carmax, Inc.* .......................              600            8,820
         Chico's FAS, Inc.* ..................              700            6,811
         Dick's Sporting Goods, Inc.* ........              300            5,160
         Foot Locker, Inc. ...................              830            8,690
         GameStop Corp. - Class A* ...........            5,200          114,452
         Guess?, Inc. ........................              370            9,539
         Limited Brands, Inc. ................            1,940           23,222
         Lowe's Cos., Inc. ...................           30,570          593,364
         O'Reilly Automotive, Inc.* ..........              310           11,805
         Office Depot, Inc.* .................              900            4,104
         OfficeMax, Inc. .....................              180            1,130
         Penske Auto Group, Inc. .............              300            4,992
         PetSmart, Inc. ......................              300            6,438
         RadioShack Corp. ....................            8,850          123,546
         Ross Stores, Inc. ...................            2,400           92,640
         Signet Jewelers, Ltd. ...............              590           12,284
         Staples, Inc. .......................            2,970           59,905
         The Gap, Inc. .......................           16,360          268,304
         The Home Depot, Inc. ................           16,960          400,765
         The Sherwin-Williams Co. ............              488           26,230
         The TJX Cos., Inc. ..................            7,630          240,040
         Tiffany & Co. .......................              420           10,651
         Urban Outfitters, Inc.* .............              200            4,174
         Williams-Sonoma, Inc. ...............              620            7,359
                                                                  --------------
                                                                       2,462,189
                                                                  --------------

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      TEXTILES, APPAREL & LUXURY GOODS -- 0.9%
         Coach, Inc. .........................            1,220   $       32,794
         Hanesbrands, Inc.* ..................              100            1,501
         Jones Apparel Group, Inc. ...........              630            6,760
         Nike, Inc. - Class B ................           20,260        1,049,063
         Phillips-Van Heusen Corp. ...........              100            2,869
         Polo Ralph Lauren Corp. .............              410           21,951
         V.F. Corp. ..........................              510           28,228
                                                                  --------------
                                                                       1,143,166
                                                                  --------------
         Total Consumer Discretionary .........................       11,714,214
                                                                  --------------
   CONSUMER STAPLES -- 13.8%
      BEVERAGES -- 3.5%
         Brown-Forman Corp. - Class B ........              508           21,834
         Central European
            Distribution Corp.* ..............              100            2,657
         Coca-Cola Enterprises, Inc. .........            1,770           29,470
         Constellation Brands, Inc. Class A* .              960           12,173
         Dr Pepper Snapple Group, Inc.* ......              600           12,714
         Hansen Natural Corp.* ...............              234            7,212
         Molson Coors Brewing Co. - Class B ..              700           29,631
         Pepsi Bottling Group, Inc. ..........              990           33,501
         PepsiAmericas, Inc. .................              680           18,231
         PepsiCo, Inc. .......................           35,404        1,945,804
         The Coca-Cola Co. ...................           52,631        2,525,762
                                                                  --------------
                                                                       4,638,989
                                                                  --------------
      FOOD & STAPLES RETAILING -- 4.2%
         BJ's Wholesale Club, Inc.* ..........              120            3,868
         Costco Wholesale Corp. ..............           23,500        1,073,950
         CVS Caremark Corp. ..................           49,760        1,585,851
         Safeway, Inc. .......................            1,880           38,296
         SUPERVALU, Inc. .....................            1,350           17,482
         SYSCO Corp. .........................            3,090           69,463
         The Kroger Co. ......................           13,466          296,925
         Wal-Mart Stores, Inc. ...............           45,013        2,180,430
         Walgreen Co. ........................           10,100          296,940

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      FOOD & STAPLES RETAILING -- (CONTINUED)
         Whole Foods Market, Inc.* ...........              440   $        8,351
                                                                  --------------
                                                                       5,571,556
                                                                  --------------
      FOOD PRODUCTS -- 1.4%
         Archer-Daniels-Midland Co. ..........            2,460           65,854
         Bunge, Ltd. .........................              560           33,740
         Campbell Soup Co. ...................            6,426          189,053
         ConAgra Foods, Inc. .................            9,710          185,073
         Corn Products International, Inc. ...              510           13,663
         Dean Foods Co.* .....................              630           12,090
         Del Monte Foods Co. .................              680            6,378
         Flowers Foods, Inc. .................              200            4,368
         General Mills, Inc. .................            2,812          157,528
         Green Mountain Coffee Roasters,
            Inc.* ............................              200           11,824
         H.J. Heinz Co. ......................            1,690           60,333
         Hormel Foods Corp. ..................              270            9,326
         Kellogg Co. .........................            1,610           74,978
         Kraft Foods, Inc. - Class A .........           31,917          808,777
         McCormick & Co., Inc. ...............              240            7,807
         Ralcorp Holdings, Inc.* .............              100            6,092
         Sara Lee Corp. ......................            3,760           36,698
         Smithfield Foods, Inc.* .............              450            6,286
         The Hershey Co. .....................              860           30,960
         The J.M. Smucker Co. ................              546           26,568
         Tyson Foods, Inc. - Class A .........            1,430           18,032
                                                                  --------------
                                                                       1,765,428
                                                                  --------------
      HOUSEHOLD PRODUCTS -- 3.5%
         Church & Dwight Co., Inc. ...........            3,946          214,307
         Colgate-Palmolive Co. ...............           19,718        1,394,851
         Energizer Holdings, Inc.* ...........              270           14,105
         Kimberly-Clark Corp. ................            5,450          285,743
         Procter & Gamble Co. ................           50,886        2,600,275
         The Clorox Co. ......................              578           32,270
                                                                  --------------
                                                                       4,541,551
                                                                  --------------
      PERSONAL PRODUCTS -- 0.1%
         Alberto-Culver Co. ..................              200            5,086
         Avon Products, Inc. .................            2,150           55,427

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      PERSONAL PRODUCTS -- (CONTINUED)
         Estee Lauder Cos., Inc. - Class A ...              640   $       20,909
         Herbalife, Ltd. .....................              400           12,616
         NBTY, Inc.* .........................              180            5,062
                                                                  --------------
                                                                          99,100
                                                                  --------------
      TOBACCO -- 1.1%
         Altria Group, Inc. ..................           23,560          386,148
         Lorillard, Inc. .....................            3,480          235,840
         Philip Morris International, Inc. ...           17,910          781,234
         Reynolds American, Inc. .............            2,030           78,399
                                                                  --------------
                                                                       1,481,621
                                                                  --------------
         TOTAL CONSUMER STAPLES ..............                        18,098,245
                                                                  --------------
   ENERGY -- 12.0%
      ENERGY EQUIPMENT & SERVICES -- 3.5%
         Atwood Oceanics, Inc.* ..............              200            4,982
         Baker Hughes, Inc. ..................            6,500          236,860
         BJ Services Co. .....................            1,520           20,717
         Cameron International Corp.* ........           37,200        1,052,760
         Diamond Offshore Drilling, Inc. .....            3,380          280,709
         Dresser-Rand Group, Inc.* ...........              200            5,220
         ENSCO International, Inc. ...........              640           22,317
         Exterran Holdings, Inc.* ............              100            1,604
         FMC Technologies, Inc.* .............              310           11,650
         Global Industries, Ltd.* ............               10               57
         Halliburton Co. .....................           21,840          452,088
         Helix Energy Solutions Group, Inc.*..              280            3,044
         Helmerich & Payne, Inc. .............              280            8,644
         Nabors Industries, Ltd.* ............              830           12,931
         National Oilwell Varco, Inc.* .......            6,470          211,310
         Oil States International, Inc.* .....              200            4,842
         Patterson-UTI Energy, Inc. ..........              820           10,545
         Pride International, Inc.* ..........            5,760          144,345
         Rowan Cos., Inc. ....................              340            6,569
         Schlumberger, Ltd. ..................           35,774        1,935,731
         SEACOR Holdings, Inc.* ..............            1,600          120,384
         Smith International, Inc. ...........              790           20,342

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      ENERGY EQUIPMENT & SERVICES -- (CONTINUED)
         Superior Energy Services, Inc.* .....              100   $        1,727
         Tidewater, Inc. .....................            2,440          104,603
         Unit Corp.* .........................              100            2,757
         Weatherford International, Ltd.* ....               30              587
                                                                  --------------
                                                                       4,677,325
                                                                  --------------
      OIL, GAS & CONSUMABLE FUELS -- 8.5%
         Alpha Natural Resources, Inc.* ......              100            2,627
         Anadarko Petroleum Corp. ............            1,740           78,979
         Apache Corp. ........................            1,220           88,023
         Arch Coal, Inc. .....................              440            6,763
         Cabot Oil & Gas Corp. ...............              270            8,273
         Chesapeake Energy Corp. .............            2,420           47,989
         Chevron Corp. .......................           26,080        1,727,800
         Cimarex Energy Co. ..................              250            7,085
         Comstock Resources, Inc.* ...........              200            6,610
         Concho Resources, Inc.* .............              200            5,738
         ConocoPhillips ......................           24,600        1,034,676
         Consol Energy, Inc. .................              530           17,999
         Continental Resources, Inc.* ........               10              278
         Denbury Resources, Inc.* ............              500            7,365
         Devon Energy Corp. ..................           16,310          888,895
         El Paso Corp. .......................           48,050          443,501
         Encore Acquisition Co.* .............              300            9,255
         EOG Resources, Inc. .................              830           56,374
         EXCO Resources, Inc.* ...............              500            6,460
         Exxon Mobil Corp. ...................           47,410        3,314,433
         Forest Oil Corp.* ...................              300            4,476
         Frontier Oil Corp. ..................              530            6,948
         Frontline, Ltd. .....................              370            9,013
         Hess Corp. ..........................              840           45,150
         Holly Corp. .........................              280            5,034
         Marathon Oil Corp. ..................            9,860          297,082
         Mariner Energy, Inc.* ...............              200            2,350
         Massey Energy Co. ...................              100            1,954
         Murphy Oil Corp. ....................            5,000          271,600
         Newfield Exploration Co.* ...........              550           17,968
         Noble Energy, Inc. ..................              650           38,330
         Occidental Petroleum Corp. ..........           23,800        1,566,278

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
         Overseas Shipholding Group, Inc. ....              390   $       13,276
         Patriot Coal Corp.* .................               36              230
         Peabody Energy Corp. ................            5,470          164,975
         Petrohawk Energy Corp.* .............              600           13,380
         Pioneer Natural Resources Co. .......              370            9,435
         Plains Exploration &
            Production Co.* ..................              291            7,962
         Quicksilver Resources, Inc.* ........              200            1,858
         Range Resources Corp. ...............              470           19,463
         Southern Union Co. ..................              350            6,436
         Southwestern Energy Co.* ............            4,868          189,122
         Spectra Energy Corp. ................            3,540           59,897
         Sunoco, Inc. ........................            1,060           24,592
         Teekay Corp. ........................              520           10,936
         Tesoro Corp. ........................            8,950          113,933
         Valero Energy Corp. .................           12,150          205,213
         W&T Offshore, Inc. ..................              750            7,305
         Whiting Petroleum Corp.* ............              100            3,516
         Williams Cos., Inc. .................            2,610           40,742
         XTO Energy, Inc. ....................            6,400          244,096
                                                                  --------------
                                                                      11,161,673
                                                                  --------------
         TOTAL ENERGY ........................                        15,838,998
                                                                  --------------
   FINANCIALS -- 13.1%
      CAPITAL MARKETS -- 3.3%
         Affiliated Managers Group, Inc.* ....              100            5,819
         Ameriprise Financial, Inc. ..........            1,290           31,308
         BlackRock, Inc. .....................              990          173,666
         Eaton Vance Corp. ...................              750           20,062
         Federated Investors, Inc. ...........              400            9,636
         Franklin Resources, Inc. ............              910           65,529
         Goldman Sachs Group, Inc. ...........            3,970          585,337
         Invesco, Ltd. .......................            1,860           33,145
         Investment Technology Group, Inc.* ..              200            4,078
         Janus Capital Group, Inc. ...........              940           10,716
         Jefferies Group, Inc.* ..............              250            5,333
         Lazard, Ltd. - Class A ..............              310            8,345

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      CAPITAL MARKETS -- (CONTINUED)
         Legg Mason, Inc. ....................            1,150   $       28,037
         Morgan Stanley ......................           12,110          345,256
         Northern Trust Corp. ................            3,360          180,365
         Raymond James Financial, Inc. .......              690           11,875
         SEI Investments Co. .................            1,020           18,401
         State Street Corp. ..................            6,170          291,224
         T. Rowe Price Group, Inc. ...........            1,130           47,087
         TD Ameritrade Holding Corp.* ........            8,090          141,899
         The Bank of New York Mellon Corp. ...           20,790          609,355
         The Charles Schwab Corp. ............           94,180        1,651,917
         Waddell & Reed Financial, Inc. -
            Class A ..........................              420           11,075
                                                                  --------------
                                                                       4,289,465
                                                                  --------------
      COMMERCIAL BANKS -- 1.7%
         Associated Banc-Corp ................              715            8,938
         Bancorpsouth, Inc. ..................              280            5,748
         Bank of Hawaii Corp. ................            4,010          143,678
         BB&T Corp. ..........................            4,700          103,306
         BOK Financial Corp. .................              220            8,287
         CapitalSource, Inc. .................              200              976
         City National Corp. .................              330           12,154
         Comerica, Inc. ......................              650           13,748
         Commerce Bancshares, Inc. ...........              133            4,233
         Cullen/Frost Bankers, Inc. ..........              230           10,608
         Fifth Third Bancorp .................            3,610           25,631
         First Horizon National Corp.* .......            1,049           12,588
         Fulton Financial Corp. ..............              860            4,481
         Huntington Bancshares, Inc. .........            1,661            6,943
         KeyCorp .............................            2,600           13,624
         M&T Bank Corp. ......................              630           32,086
         Marshall & Ilsley Corp. .............            1,490            7,152
         PNC Financial Services Group, Inc. ..            3,010          116,818
         Popular, Inc. .......................            1,990            4,378
         Regions Financial Corp. .............            4,866           19,659
         SunTrust Banks, Inc. ................            2,230           36,683
         Synovus Financial Corp. .............            2,290            6,847
         TCF Financial Corp. .................            1,110           14,841

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      COMMERCIAL BANKS -- (CONTINUED)
         U.S. Bancorp ........................           10,880   $      194,970
         Valley National Bancorp .............            1,029           12,039
         Webster Financial Corp. .............              700            5,635
         Wells Fargo & Co. ...................           58,685        1,423,698
         Whitney Holdings Corp. ..............              390            3,572
         Zions Bancorp .......................              470            5,433
                                                                  --------------
                                                                       2,258,754
                                                                  --------------
      CONSUMER FINANCE -- 0.5%
         American Express Co. ................           12,620          293,289
         AmeriCredit Corp.* ..................            3,010           40,786
         Capital One Financial Corp. .........           10,050          219,894
         Discover Financial Services .........            4,660           47,858
         SLM Corp.* ..........................            2,220           22,799
         The Student Loan Corp. ..............              240            8,928
                                                                  --------------
                                                                         633,554
                                                                  --------------
      DIVERSIFIED FINANCIAL SERVICES -- 2.7%
         Bank of America Corp. ...............           79,654        1,051,433
         CIT Group, Inc. .....................            1,500            3,225
         Citigroup, Inc. .....................           11,800           35,046
         CME Group, Inc. .....................              230           71,555
         Intercontinental Exchange, Inc.* ....              220           25,133
         JPMorgan Chase & Co. ................           68,320        2,330,395
         Leucadia National Corp.* ............              520           10,967
         Moody's Corp. .......................            1,090           28,721
         MSCI, Inc.* .........................              300            7,332
         NYSE Euronext, Inc. .................            1,540           41,965
         The NASDAQ OMX Group, Inc.* .........              760           16,196
                                                                  --------------
                                                                       3,621,968
                                                                  --------------
      INSURANCE -- 3.8%
         ACE, Ltd. ...........................            8,080          357,378
         AFLAC, Inc. .........................           12,710          395,154
         Alleghany Corp.* ....................               40           10,840
         Allied World Assurance
            Holdings, Ltd. ...................              290           11,841
         American Financial Group, Inc. ......            6,730          145,233
         American National Insurance Co. .....              140           10,581
         AON Corp. ...........................            5,460          206,770

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      INSURANCE -- (CONTINUED)
         Arch Capital Group, Ltd.* ...........              420   $       24,604
         Arthur J. Gallagher & Co. ...........              680           14,511
         Aspen Insurance Holdings, Ltd. ......              200            4,468
         Assurant, Inc. ......................            1,170           28,185
         AXIS Capital Holdings, Ltd. .........            1,430           37,437
         Brown & Brown, Inc. .................              210            4,185
         Chubb Corp. .........................            9,120          363,706
         Cincinnati Financial Corp. ..........            6,806          152,114
         CNA Financial Corp. .................            2,650           40,996
         Conseco, Inc.* ......................           16,530           39,176
         Endurance Specialty Holdings, Ltd. ..              800           23,440
         Erie Indemnity Co. - Class A ........              380           13,589
         Everest Re Group, Ltd. ..............              370           26,481
         Fidelity National Financial, Inc. -
            Class A ..........................            1,020           13,801
         First American Corp. ................            5,100          132,141
         Genworth Financial, Inc. - Class A ..           32,130          224,589
         Hartford Financial Services Group,
            Inc ..............................           10,280          122,024
         HCC Insurance Holdings, Inc. ........              770           18,488
         Lincoln National Corp. ..............            6,330          108,939
         Loews Corp. .........................            1,890           51,786
         Markel Corp.* .......................               50           14,085
         Marsh & McLennan Cos., Inc. .........            1,880           37,844
         MBIA, Inc.* .........................            2,710           11,734
         Mercury General Corp. ...............              440           14,709
         MetLife, Inc. .......................           22,131          664,151
         Old Republic International Corp. ....            2,190           21,572
         OneBeacon Insurance Group, Ltd. .....              550            6,430
         PartnerRe, Ltd. .....................              410           26,630
         Principal Financial Group, Inc. .....            5,910          111,344
         Protective Life Corp. ...............            2,490           28,486
         Prudential Financial, Inc. ..........           10,610          394,904

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      INSURANCE -- (CONTINUED)
         Reinsurance Group of America, Inc. ..              660   $       23,041
         RenaissanceRe Holdings, Ltd. ........              400           18,616
         StanCorp Financial Group, Inc. ......              390           11,185
         The Allstate Corp. ..................            5,880          143,472
         The Hanover Insurance Group, Inc. ...              300           11,433
         The Progressive Corp.* ..............            3,530           53,338
         The Travelers Cos., Inc. ............            8,070          331,193
         Torchmark Corp. .....................            2,860          105,934
         TransAtlantic Holdings, Inc. ........              530           22,965
         Unitrin, Inc. .......................              830            9,977
         Unum Group ..........................           12,930          205,070
         W.R. Berkley Corp. ..................            1,440           30,917
         White Mountains Insurance Group,
            Ltd. .............................               30            6,867
         XL Capital, Ltd. - Class A ..........            6,490           74,375
                                                                  --------------
                                                                       4,962,729
                                                                  --------------
      REAL ESTATE INVESTMENT TRUSTS -- 0.9%
         Alexandria Real Estate Equities,
            Inc. .............................              250            8,948
         AMB Property Corp. ..................              870           16,365
         Annaly Mortgage Management, Inc. ....            4,750           71,915
         Apartment Investment &
            Management Co. -  Class A ........            2,628           23,258
         AvalonBay Communities, Inc. .........              502           28,082
         Boston Properties, Inc. .............              940           44,838
         Brandywine Realty Trust .............            2,830           21,084
         BRE Properties, Inc. ................              490           11,642
         Camden Property Trust ...............              710           19,596
         CBL & Associates Properties, Inc. ...            4,358           23,490
         Chimera Investment Corp. ............            2,100            7,329
         Corporate Office Properties Trust ...              300            8,799
         Digital Realty Trust, Inc. ..........              180            6,453
         Douglas Emmett, Inc. ................            1,060            9,529
         Duke Realty Corp. ...................            2,830           24,819
         Equity Residential ..................            2,000           44,460

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
         Essex Property Trust, Inc. ..........              230   $       14,313
         Federal Realty Investment Trust .....              270           13,910
         Health Care Property Investors, Inc.             1,940           41,109
         Health Care REIT, Inc. ..............              700           23,870
         Hospitality Properties Trust ........              350            4,162
         Host Hotels & Resorts, Inc. .........            2,810           23,576
         HRPT Properties Trust ...............              200              812
         Kilroy Realty Corp. .................              260            5,340
         Kimco Realty Corp. ..................            4,730           47,536
         Liberty Property Trust ..............              780           17,971
         Mack-Cali Realty Corp. ..............              720           16,416
         Nationwide Health Properties, Inc. ..              600           15,444
         Plum Creek Timber Co., Inc. .........            1,010           30,078
         ProLogis ............................            4,240           34,174
         Public Storage ......................            3,250          212,810
         Rayonier, Inc. ......................              520           18,902
         Realty Income Corp. .................              300            6,576
         Regency Centers Corp. ...............              660           23,041
         Senior Housing Properties Trust .....              300            4,896
         Simon Property Group, Inc. ..........            1,677           86,273
         SL Green Realty Corp. ...............              860           19,728
         Taubman Centers, Inc. ...............              540           14,504
         The Macerich Co. ....................            2,546           44,828
         UDR, Inc. ...........................            1,960           20,247
         Ventas, Inc. ........................            1,080           32,249
         Vornado Realty Trust ................            1,237           55,702
         Walter Investment Management
            Corp.* ...........................               43              571
         Weingarten Realty, Inc. .............            1,310           19,008
                                                                  --------------
                                                                       1,218,653
                                                                  --------------
      REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
         CB Richard Ellis Group, Inc. -
            Class A* .........................            1,620           15,163
         Jones Lang LaSalle, Inc. ............              170            5,564
         The St. Joe Co.* ....................              200            5,298
                                                                  --------------
                                                                          26,025
                                                                  --------------

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      THRIFTS & MORTGAGE FINANCE -- 0.2%
         Astoria Financial Corp. .............              720   $        6,178
         Capitol Federal Financial ...........              304           11,652
         First Niagara Financial Group, Inc. .              500            5,710
         Hudson City Bancorp, Inc. ...........           13,282          176,518
         New York Community Bancorp, Inc. ....            2,400           25,656
         People's United Financial, Inc. .....            1,563           23,507
         Tree.com, Inc.* .....................               50              480
         Washington Federal, Inc. ............              310            4,030
                                                                  --------------
                                                                         253,731
                                                                  --------------
         TOTAL FINANCIALS ....................                        17,264,879
                                                                  --------------
   HEALTH CARE -- 13.6%
      BIOTECHNOLOGY -- 2.0%
         Abraxis Bioscience, Inc.* ...........               39            1,437
         Alexion Pharmaceuticals, Inc.* ......              100            4,112
         Amgen, Inc.* ........................           14,224          753,019
         Amylin Pharmaceuticals, Inc.* .......              100            1,350
         Biogen Idec, Inc.* ..................              900           40,635
         BioMarin Pharmaceutical, Inc.* ......              300            4,683
         Celgene Corp.* ......................            1,080           51,667
         Cephalon, Inc.* .....................              133            7,534
         Dendreon Corp.* .....................              300            7,455
         Genzyme Corp.* ......................              790           43,979
         Gilead Sciences, Inc.* ..............           34,977        1,638,323
         Myriad Genetics, Inc.* ..............              200            7,130
         OSI Pharmaceuticals, Inc.* ..........              200            5,646
         Vertex Pharmaceuticals, Inc.* .......              373           13,294
                                                                  --------------
                                                                       2,580,264
                                                                  --------------
      HEALTH CARE EQUIPMENT & SUPPLIES -- 1.8%
         Baxter International, Inc. ..........            3,470          183,771
         Beckman Coulter, Inc. ...............            1,980          113,137
         Becton, Dickinson & Co. .............              920           65,605
         Boston Scientific Corp.* ............            5,620           56,987
         C.R. Bard, Inc. .....................              240           17,868

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      HEALTH CARE EQUIPMENT & SUPPLIES -- (CONTINUED)
         Covidien PLC ........................           16,270   $      609,149
         DENTSPLY International, Inc. ........              620           18,922
         Edwards Lifesciences Corp.* .........              123            8,368
         Gen-Probe, Inc.* ....................              100            4,298
         Hill-Rom Holdings, Inc. .............              260            4,217
         Hologic, Inc.* ......................              720           10,246
         Hospira, Inc.* ......................            4,420          170,258
         Idexx Laboratories, Inc.* ...........              100            4,620
         Intuitive Surgical, Inc.* ...........              110           18,003
         Inverness Medical Innovations,
            Inc.* ............................              200            7,116
         Kinetic Concepts, Inc.* .............              510           13,897
         Medtronic, Inc. .....................            9,980          348,202
         ResMed, Inc.* .......................              200            8,146
         St. Jude Medical, Inc.* .............            1,010           41,511
         Stryker Corp. .......................           17,070          678,362
         Teleflex, Inc. ......................              160            7,173
         The Cooper Cos., Inc. ...............              100            2,473
         Varian Medical Systems, Inc.* .......              350           12,299
         Zimmer Holdings, Inc.* ..............              820           34,932
                                                                  --------------
                                                                       2,439,560
                                                                  --------------
      HEALTH CARE PROVIDERS & SERVICES -- 1.5%
         Aetna, Inc. .........................            2,270           56,864
         AmerisourceBergen Corp. .............            2,260           40,092
         Brookdale Senior Living, Inc. .......              170            1,656
         Cardinal Health, Inc. ...............            2,070           63,238
         CIGNA Corp. .........................            1,850           44,567
         Community Health Systems, Inc.* .....              500           12,625
         Coventry Health Care, Inc.* .........            1,220           22,826
         DaVita, Inc.* .......................            2,694          133,245
         Express Scripts, Inc.* ..............            5,320          365,750
         Health Management Associates, Inc. -
            Class A* .........................            2,280           11,263
         Health Net, Inc.* ...................              380            5,909
         Henry Schein, Inc.* .................              290           13,906
         Humana, Inc.* .......................            1,110           35,809
         Laboratory Corp. of America
            Holdings* ........................              390           26,438
         LifePoint Hospitals, Inc.* ..........              150            3,938

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      HEALTH CARE PROVIDERS & SERVICES -- (CONTINUED)
         Lincare Holdings, Inc.* .............              570   $       13,406
         McKesson Corp. ......................            1,520           66,880
         Medco Health Solutions, Inc.* .......            5,610          255,872
         MEDNAX, Inc.* .......................              170            7,162
         Omnicare, Inc. ......................              709           18,264
         Patterson Cos., Inc.* ...............              470           10,199
         Quest Diagnostics, Inc. .............              540           30,472
         Tenet Healthcare Corp.* .............              600            1,692
         UnitedHealth Group, Inc. ............           15,730          392,935
         Universal Health Services, Inc. -
            Class B ..........................              140            6,839
         VCA Antech, Inc.* ...................              200            5,340
         WellCare Health Plans, Inc.* ........              750           13,868
         WellPoint, Inc.* ....................            4,980          253,432
                                                                  --------------
                                                                       1,914,487
                                                                  --------------
      HEALTH CARE TECHNOLOGY -- 0.0%
         Cerner Corp.* .......................              320           19,933
         HLTH Corp.* .........................              300            3,930
         IMS Health, Inc. ....................            1,160           14,732
                                                                  --------------
                                                                          38,595
                                                                  --------------
      LIFE SCIENCES TOOLS & SERVICES -- 0.6%
         Charles River Laboratories
            International, Inc.* .............              200            6,750
         Covance, Inc.* ......................              100            4,920
         Illumina, Inc.* .....................              300           11,682
         Life Technologies Corp.* ............              621           25,908
         Mettler-Toledo International, Inc.*..              130           10,030
         Millipore Corp.* ....................            1,940          136,207
         PerkinElmer, Inc. ...................              250            4,350
         Pharmaceutical Product Development,
            Inc. .............................              510           11,842
         Techne Corp. ........................               61            3,893
         Thermo Fisher Scientific, Inc.* .....           14,220          579,749
         Waters Corp.* .......................              280           14,412
                                                                  --------------
                                                                         809,743
                                                                  --------------
      PHARMACEUTICALS -- 7.7%
         Abbott Laboratories .................           50,449        2,373,121
         Allergan, Inc. ......................           19,740          939,229

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      PHARMACEUTICALS -- (CONTINUED)
         Bristol-Myers Squibb Co. ............           17,220   $      349,738
         Eli Lilly & Co. .....................            8,270          286,473
         Endo Pharmaceuticals Holdings,
            Inc.* ............................              380            6,810
         Forest Laboratories, Inc.* ..........            7,380          185,312
         Johnson & Johnson ...................           25,030        1,421,704
         King Pharmaceuticals, Inc.* .........            1,810           17,430
         Merck & Co., Inc. ...................           20,000          559,200
         Mylan Laboratories, Inc.* ...........              910           11,875
         Perrigo Co. .........................              510           14,168
         Pfizer, Inc. ........................          104,870        1,573,050
         Schering-Plough Corp. ...............           74,500        1,871,440
         Sepracor, Inc.* .....................              350            6,062
         Valeant Pharmaceuticals
            International* ...................              520           13,374
         Watson Pharmaceuticals, Inc.* .......            4,210          141,835
         Wyeth ...............................            8,300          376,737
                                                                  --------------
                                                                      10,147,558
                                                                  --------------
         TOTAL HEALTH CARE ...................                        17,930,207
                                                                  --------------
   INDUSTRIALS -- 9.4%
      AEROSPACE & DEFENSE -- 2.5%
          Alliant Techsystems, Inc.* .........            1,520          125,187
          BE Aerospace, Inc.* ................              200            2,872
          General Dynamics Corp. .............            2,980          165,062
          Goodrich Corp. .....................              600           29,982
          Honeywell International, Inc. ......            5,630          176,782
          ITT Corp. ..........................            7,410          329,745
          L-3 Communications Holdings, Inc. ..            2,520          174,838
          Lockheed Martin Corp. ..............            4,520          364,538
          Northrop Grumman Corp. .............            3,200          146,176
          Precision Castparts Corp. ..........              630           46,009
          Raytheon Co. .......................            6,330          281,242
          Rockwell Collins, Inc. .............            7,990          333,423
          Spirit Aerosystems Holdings, Inc. -
             Class A* ........................              300            4,122
          The Boeing Co. .....................            4,890          207,825
          TransDigm Group, Inc.* .............              100            3,620

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      AEROSPACE & DEFENSE -- (CONTINUED)
         United Technologies Corp. ...........           17,220   $      894,751
                                                                  --------------
                                                                       3,286,174
                                                                  --------------
      AIR FREIGHT & LOGISTICS -- 0.7%
         C.H. Robinson
         Worldwide, Inc. .....................              542           28,265
         Expeditors International
         Washington, Inc. ....................              790           26,339
         FedEx Corp. .........................            1,120           62,294
         United Parcel Service, Inc.
            - Class B ........................           16,510          825,335
         UTi Worldwide, Inc.* ................              400            4,560
                                                                  --------------
                                                                         946,793
                                                                  --------------
      AIRLINES -- 0.0%
         AMR Corp.* ..........................            1,530            6,151
         Continental Airlines, Inc.
            - Class B* .......................              570            5,050
         Delta Airlines Co.* .................            2,100           12,159
         Southwest Airlines Co. ..............            2,250           15,142
                                                                  --------------
                                                                          38,502
                                                                  --------------
      BUILDING PRODUCTS -- 0.1%
         Armstrong World
         Industries, Inc.* ...................              220            3,628
         Lennox International, Inc. ..........              330           10,596
         Masco Corp. .........................            4,910           47,038
         Owens Corning, Inc.* ................              750            9,585
                                                                  --------------
                                                                          70,847
                                                                  --------------
      COMMERCIAL SERVICES & SUPPLIES -- 0.4%
         Avery Dennison Corp. ................              660           16,949
         Cintas Corp. ........................              540           12,334
         Copart, Inc.* .......................              230            7,974
         Corrections Corp. of America* .......              300            5,097
         Covanta Holding Corp.* ..............              610           10,346
         Iron Mountain, Inc.* ................              430           12,362
         Pitney Bowes, Inc. ..................            1,360           29,825
         R.R. Donnelley & Sons Co. ...........           12,270          142,577
         Republic Services, Inc. .............            1,750           42,717
         Steelcase, Inc. - Class A ...........              180            1,048
         Stericycle, Inc.* ...................              322           16,593
         The Brink's Co. .....................              200            5,806

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      COMMERCIAL SERVICES & SUPPLIES --
         (CONTINUED)
         Waste Connections, Inc.* ............              200   $        5,182
         Waste Management, Inc. ..............            8,570          241,331
                                                                  --------------
                                                                         550,141
                                                                  --------------
      CONSTRUCTION & ENGINEERING -- 0.8%
         Aecom Technology Corp.* .............              300            9,600
         Fluor Corp. .........................           18,700          959,123
         Foster Wheeler AG* ..................              110            2,612
         Jacobs Engineering Group, Inc.* .....              510           21,466
         KBR, Inc. ...........................              470            8,667
         Quanta Services, Inc.* ..............              500           11,565
         The Shaw Group, Inc.* ...............              160            4,386
         URS Corp.* ..........................              270           13,370
                                                                  --------------
                                                                       1,030,789
                                                                  --------------
      ELECTRICAL EQUIPMENT -- 1.1%
         ABB Ltd. ............................           22,020          347,476
         AMETEK, Inc. ........................              300           10,374
         Cooper Industries, Ltd. -
            Class A ..........................            6,000          186,300
         Emerson Electric Co. ................           22,200          719,280
         First Solar, Inc.* ..................              100           16,212
         General Cable Corp.* ................              410           15,408
         Hubbell, Inc. - Class B .............              420           13,465
         Rockwell Automation, Inc. ...........              980           31,478
         Roper Industries, Inc. ..............              240           10,874
         Sunpower Corp. - Class A* ...........              100            2,664
         Thomas & Betts Corp.* ...............            4,230          122,078
                                                                  --------------
                                                                       1,475,609
                                                                  --------------
      INDUSTRIAL CONGLOMERATES -- 1.6%
         3M Co. ..............................            5,660          340,166
         Carlisle Cos., Inc. .................              240            5,770
         General Electric Co. ................          144,740        1,696,353
         McDermott International, Inc.* ......              850           17,263
         Textron, Inc. .......................            2,420           23,377
         Tyco International, Ltd. ............               40            1,039
                                                                  --------------
                                                                       2,083,968
                                                                  --------------
      MACHINERY -- 1.0%
         AGCO Corp.* .........................              520           15,116

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      MACHINERY -- (CONTINUED)
         Bucyrus International, Inc. .........              100   $        2,856
         Caterpillar, Inc. ...................            3,600          118,944
         Crane Co. ...........................              350            7,809
         Cummins, Inc. .......................            1,140           40,139
         Danaher Corp. .......................            2,190          135,211
         Deere & Co. .........................            1,970           78,702
         Donaldson Co., Inc. .................              110            3,810
         Dover Corp. .........................            6,600          218,394
         Eaton Corp. .........................            1,090           48,625
         Flowserve Corp. .....................            3,190          222,694
         Gardner Denver, Inc.* ...............              470           11,830
         Graco, Inc. .........................              280            6,166
         Harsco Corp. ........................              300            8,490
         IDEX Corp. ..........................              280            6,880
         Illinois Tool Works, Inc. ...........            2,640           98,578
         Ingersoll Rand Co., Ltd. -
            Class A* .........................            1,440           30,096
         John Bean Technologies Corp. ........               12              150
         Joy Global, Inc. ....................              610           21,789
         Kennametal, Inc. ....................              530           10,165
         Lincoln Electric Holdings, Inc. .....              330           11,893
         Navistar International Corp.* .......              200            8,720
         Oshkosh Corp. .......................            1,310           19,047
         PACCAR, Inc. ........................            1,750           56,893
         Pall Corp. ..........................              640           16,998
         Parker Hannifin Corp. ...............              940           40,382
         Pentair, Inc. .......................              570           14,603
         SPX Corp. ...........................              100            4,897
         Terex Corp.* ........................              570            6,880
         The Manitowoc Co., Inc. .............            1,410            7,417
         The Toro Co. ........................              370           11,063
         Timken Co. ..........................              630           10,760
         Trinity Industries, Inc. ............              650            8,853
         Valmont Industries, Inc. ............              100            7,208
         Wabtec Corp. ........................              100            3,217
                                                                  --------------
                                                                       1,315,275
                                                                  --------------
      MARINE -- 0.0%
         Alexander & Baldwin, Inc. ...........              190            4,454
         Kirby Corp.* ........................              100            3,179
                                                                  --------------
                                                                           7,633
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      PROFESSIONAL SERVICES -- 0.2%
         Equifax, Inc. .......................              720   $       18,792
         FTI Consulting, Inc.* ...............              150            7,608
         IHS, Inc. - Class A* ................              100            4,987
         Manpower, Inc. ......................            2,860          121,093
         Monster Worldwide, Inc.* ............              840            9,920
         Robert Half International, Inc. .....              760           17,951
         The Corporate Executive Board Co. ...              430            8,927
         The Dun & Bradstreet Corp. ..........              220           17,866
                                                                  --------------
                                                                         207,144
                                                                  --------------
      ROAD & RAIL -- 0.9%
         Burlington Northern
         Santa Fe Corp. ......................            6,410          471,392
         Con-way, Inc. .......................              240            8,474
         CSX Corp. ...........................            9,420          326,215
         Hertz Global Holdings, Inc.* ........            1,700           13,583
         JB Hunt Transport Services, Inc. ....              470           14,349
         Kansas City Southern
            Industries, Inc.* ................              100            1,611
         Landstar System, Inc. ...............              130            4,668
         Norfolk Southern Corp. ..............            1,970           74,210
         Ryder Systems, Inc. .................              340            9,493
         Union Pacific Corp. .................            6,020          313,401
                                                                  --------------
                                                                       1,237,396
                                                                  --------------
      TRADING COMPANIES & DISTRIBUTORS -- 0.1%
         Fastenal Co. ........................              510           16,917
         GATX Corp. ..........................              500           12,860
         MSC Industrial Direct
            Co., Inc. - Class A ..............              270            9,580
         W.W. Grainger, Inc. .................              280           22,926
         WESCO International, Inc.* ..........            3,990           99,909
                                                                  --------------
                                                                         162,192
                                                                  --------------
         TOTAL INDUSTRIALS ...................                        12,412,463
                                                                  --------------
   INFORMATION TECHNOLOGY -- 20.1%
      COMMUNICATIONS EQUIPMENT -- 5.0%
         ADC Telecommunications, Inc.* .......              280            2,229

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      COMMUNICATIONS EQUIPMENT -- (CONTINUED)
         Brocade Communications Systems,
            Inc.* ............................            1,760   $       13,763
         Cisco Systems, Inc.* ................           63,520        1,184,013
         CommScope, Inc.* ....................              420           11,029
         F5 Networks, Inc.* ..................              220            7,610
         Harris Corp. ........................              570           16,165
         Harris Stratex Networks,
            Inc. - Class A* ..................               67              434
         JDS Uniphase Corp.* .................              300            1,716
         Juniper Networks, Inc.* .............           50,190        1,184,484
         Motorola, Inc. ......................           11,630           77,107
         QUALCOMM, Inc. ......................           51,880        2,344,976
         Research in Motion, Ltd.* ...........           23,800        1,690,990
         Tellabs, Inc.* ......................              800            4,584
                                                                  --------------
                                                                       6,539,100
                                                                  --------------
      COMPUTERS & PERIPHERALS -- 6.4%
         Apple Computer, Inc.* ...............           19,140        2,726,110
         Dell, Inc.* .........................           24,390          334,875
         Diebold, Inc. .......................              223            5,878
         EMC Corp.* ..........................           23,150          303,265
         Hewlett-Packard Co. .................           78,320        3,027,068
         International Business
            Machines Corp. ...................           17,190        1,794,980
         Lexmark International
            Group, Inc. - Class A* ...........              640           10,144
         NCR Corp.* ..........................            1,120           13,250
         NetApp, Inc.* .......................            1,360           26,819
         QLogic Corp.* .......................              590            7,481
         SanDisk Corp.* ......................              840           12,340
         Seagate Technology ..................            2,470           25,836
         Sun Microsystems, Inc.* .............            3,230           29,780
         Teradata Corp.* .....................              300            7,029
         Western Digital Corp.* ..............            5,630          149,195
                                                                  --------------
                                                                       8,474,050
                                                                  --------------
      ELECTRONIC EQUIPMENT, INSTRUMENTS &
         COMPONENTS -- 0.4%
         Agilent Technologies, Inc.* .........            1,480           30,059
         Amphenol Corp. - Class A ............              480           15,187
         Arrow Electronics, Inc.* ............              880           18,691
         Avnet, Inc.* ........................            5,330          112,090
         AVX Corp. ...........................              200            1,986
         Corning, Inc. .......................            5,740           92,184

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      ELECTRONIC EQUIPMENT, INSTRUMENTS &
         COMPONENTS -- (CONTINUED)
         Dolby Laboratories, Inc.* ...........            3,720   $      138,682
         FLIR Systems, Inc.* .................              300            6,768
         Ingram Micro, Inc. - Class A* .......            1,110           19,425
         Itron, Inc.* ........................              100            5,507
         Jabil Circuit, Inc. .................            1,170            8,681
         Molex, Inc. .........................            1,170           18,194
         National Instruments Corp. ..........              100            2,256
         Tech Data Corp.* ....................              270            8,832
         Trimble Navigation, Ltd.* ...........              430            8,441
         Tyco Electronics, Ltd. ..............            1,530           28,443
         Vishay Intertechnology, Inc.* .......            1,280            8,691
                                                                  --------------
                                                                         524,117
                                                                  --------------
      INTERNET SOFTWARE & SERVICES -- 2.1%
         Akamai Technologies, Inc.* ..........              650           12,467
         eBay, Inc.* .........................            4,720           80,854
         Equinix, Inc.* ......................              100            7,274
         Google, Inc. - Class A* .............            6,020        2,537,972
         IAC/InterActiveCorp.* ...............              300            4,815
         Sohu.com, Inc.* .....................              100            6,283
         VeriSign, Inc.* .....................              880           16,262
         Yahoo!, Inc.* .......................            4,040           63,266
                                                                  --------------
                                                                       2,729,193
                                                                  --------------
         IT SERVICES -- 2.0%
            Accenture, Ltd. - Class A ........            2,520           84,319
            Affiliated Computer
               Services, Inc.* ...............              390           17,324
         Alliance Data Systems Corp.* ........              330           13,593
         Amdocs, Ltd.* .......................            1,000           21,450
         Automatic Data
         Processing, Inc. ....................            2,320           82,221
         Broadridge Financial
         Solutions, Inc. .....................              440            7,295
         Cognizant Technology
         Solutions Corp. - Class A* ..........              910           24,297
         Computer Sciences Corp.* ............              860           38,098

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      IT SERVICES -- (CONTINUED)
         Convergys Corp.* ....................              880   $        8,166
         DST Systems, Inc.* ..................              240            8,868
         Fidelity National Information
            Services, Inc. ...................            6,590          131,536
         Fiserv, Inc.* .......................              730           33,361
         Global Payments, Inc. ...............              200            7,492
         Hewitt Associates, Inc.* ............              370           11,019
         Lender Processing Services, Inc. ....              420           11,663
         Mastercard, Inc. - Class A ..........              990          165,637
         Metavante Technologies, Inc.* .......              100            2,586
         NeuStar, Inc. - Class A* ............              100            2,216
         Paychex, Inc. .......................            1,660           41,832
         SAIC, Inc.* .........................            9,400          174,370
         The Western Union Co. ...............           10,020          164,328
         Total System Services, Inc. .........            1,140           15,265
         Visa, Inc. - Class A ................           25,770        1,604,440
                                                                  --------------
                                                                       2,671,376
                                                                  --------------
      OFFICE ELECTRONICS -- 0.2%
         Xerox Corp. .........................           42,300          274,104
         Zebra Technologies Corp. -
         Class A* ............................              100            2,366
                                                                  --------------
                                                                         276,470
                                                                  --------------
      SEMICONDUCTORS & SEMICONDUCTOR
         EQUIPMENT -- 1.3%
         Advanced Micro Devices, Inc.* .......            1,400            5,418
         Altera Corp. ........................            1,090           17,745
         Analog Devices, Inc. ................            1,740           43,117
         Applied Materials, Inc. .............            6,690           73,389
         Atmel Corp.* ........................            1,100            4,103
         Broadcom Corp. - Class A* ...........            1,700           42,143
         Cree, Inc.* .........................              260            7,641
         Cypress Semiconductor Corp.* ........              140            1,288
         Fairchild Semiconductor
            International, Inc.* .............              500            3,495
         Integrated Device Technology,
            Inc.* ............................              690            4,168
         Intel Corp. .........................           48,960          810,288

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      SEMICONDUCTORS & SEMICONDUCTOR
         EQUIPMENT -- (CONTINUED)
         International Rectifier Corp.* ......              410   $        6,072
         Intersil Holding Corp. - Class A ....              900           11,313
         KLA-Tencor Corp. ....................              840           21,210
         Lam Research Corp.* .................              600           15,600
         Linear Technology Corp. .............            1,170           27,320
         LSI Logic Corp.* ....................            1,900            8,664
         Marvell Technology Group, Ltd.* .....           11,970          139,331
         Maxim Integrated Products, Inc. .....              700           10,983
         MEMC Electronic Materials, Inc.* ....              880           15,673
         Microchip Technology, Inc. ..........            1,090           24,580
         Micron Technology, Inc.* ............            2,200           11,132
         National Semiconductor Corp. ........            1,530           19,202
         Novellus Systems, Inc.* .............              390            6,513
         NVIDIA Corp.* .......................            2,210           24,951
         ON Semiconductor Corp.* .............            2,190           15,023
         PMC-Sierra, Inc.* ...................              800            6,368
         Rambus, Inc.* .......................              100            1,549
         Silicon Laboratories, Inc.* .........              100            3,794
         Teradyne, Inc.* .....................              200            1,372
         Texas Instruments, Inc. .............           11,520          245,376
         Varian Semiconductor
            Equipment Associates, Inc.* ......              100            2,399
         Xilinx, Inc. ........................            1,420           29,053
                                                                  --------------
                                                                       1,660,273
                                                                  --------------
      SOFTWARE -- 2.7%
         Activision Blizzard, Inc.* ..........            1,300           16,419
         Adobe Systems, Inc.* ................            1,880           53,204
         ANSYS, Inc.* ........................              200            6,232
         Autodesk, Inc.* .....................            1,000           18,980
         BMC Software, Inc.* .................              590           19,936
         CA, Inc. ............................            1,800           31,374
         Cadence Design Systems, Inc.* .......            1,550            9,145
         Citrix Systems, Inc.* ...............              530           16,902
         Compuware Corp.* ....................              980            6,723
         Electronic Arts, Inc.* ..............              900           19,548

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      SOFTWARE -- (CONTINUED)
         FactSet Research Systems, Inc. ......              140   $        6,982
         Intuit, Inc.* .......................            1,000           28,160
         Macrovision Solutions Corp. .........              300            6,543
         McAfee, Inc.* .......................            3,910          164,963
         MICROS Systems, Inc.* ...............              300            7,596
         Microsoft Corp. .....................           70,850        1,684,104
         Novell, Inc.* .......................              700            3,171
         Nuance Communications, Inc.* ........              400            4,836
         Oracle Corp. ........................           49,950        1,069,929
         Red Hat, Inc.* ......................              610           12,279
         Salesforce.com, Inc.* ...............              200            7,634
         Sybase, Inc.* .......................              100            3,134
         Symantec Corp.* .....................           13,520          210,371
         Synopsys, Inc.* .....................              550           10,731
         VMware, Inc.* .......................            5,500          149,985
                                                                  --------------
                                                                       3,568,881
                                                                  --------------
      TOTAL INFORMATION TECHNOLOGY ...........                        26,443,460
                                                                  --------------
   MATERIALS -- 3.0%
      CHEMICALS -- 1.9%
         Agrium, Inc. ........................            4,600          183,494
         Air Products & Chemicals, Inc. ......              840           54,256
         Airgas, Inc. ........................              270           10,943
         Albemarle Corp. .....................              380            9,717
         Ashland, Inc. .......................              640           17,952
         Cabot Corp. .........................              130            1,635
         Celanese Corp. - Series A ...........              730           17,337
         CF Industries Holdings, Inc. ........              100            7,414
         Cytec Industries, Inc. ..............              280            5,214
         E.I. DuPont de Nemours & Co. ........            8,060          206,497
         Eastman Chemical Co. ................              530           20,087
         Ecolab, Inc. ........................              690           26,903
         FMC Corp. ...........................              260           12,298
         Huntsman Corp. ......................            2,150           10,814
         International Flavors &
            Fragrances, Inc. .................              290            9,489
         Intrepid Potash, Inc.* ..............              100            2,808
         Monsanto Co. ........................           15,340        1,140,376
         Nalco Holding Co. ...................              800           13,472
         PPG Industries, Inc. ................              700           30,730

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      CHEMICALS -- (CONTINUED)
         Praxair, Inc. .......................            6,790   $      482,565
         RPM International, Inc. .............            1,090           15,304
         Sigma-Aldrich Corp. .................              540           26,762
         Terra Industries, Inc. ..............              200            4,844
         The Dow Chemical Co. ................            8,990          145,099
         The Lubrizol Corp. ..................              320           15,139
         The Mosaic Co. ......................              790           34,997
         The Scotts Miracle-Gro Co. -
            Class A ..........................              200            7,010
         The Valspar Corp. ...................              470           10,589
         Valhi, Inc. .........................              530            3,938
                                                                  --------------
                                                                       2,527,683
                                                                  --------------
      CONSTRUCTION MATERIALS -- 0.0%
         Eagle Materials, Inc. ...............              160            4,039
         Martin Marietta Materials Corp. .....              190           14,987
         Vulcan Materials Co. ................              620           26,722
                                                                  --------------
                                                                          45,748
                                                                  --------------
      CONTAINERS & PACKAGING -- 0.5%
         AptarGroup, Inc. ....................              120            4,052
         Ball Corp. ..........................            3,660          165,286
         Bemis Co., Inc. .....................            5,650          142,380
         Crown Holdings, Inc.* ...............            5,480          132,287
         Greif, Inc. - Class A ...............              260           11,497
         Owens-Illinois, Inc.* ...............              670           18,767
         Packaging Corp. .....................              450            7,290
         Pactiv Corp.* .......................            6,410          139,097
         Sealed Air Corp. ....................            1,140           21,033
         Sonoco Products Co. .................              560           13,412
         Temple-Inland, Inc. .................            1,440           18,893
                                                                  --------------
                                                                         673,994
                                                                  --------------
      METALS & MINING -- 0.4%
         AK Steel Holding Corp. ..............              670           12,857
         Alcoa, Inc. .........................            7,420           76,648
         Allegheny Technologies, Inc. ........              590           20,609
         Carpenter Technology Corp. ..........              600           12,486
         Cliffs Natural Resources, Inc. ......              570           13,948
         Commercial Metals Co. ...............              440            7,053
         Compass Minerals
            International, Inc. ..............              100            5,491

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      METALS & MINING -- (CONTINUED)
         Freeport-McMoRan
            Copper & Gold, Inc. ..............            1,650   $       82,681
         Newmont Mining Corp. ................            1,240           50,679
         Nucor Corp. .........................            1,730           76,864
         Reliance Steel & Aluminum Co. .......              290           11,133
         Royal Gold, Inc. ....................              100            4,170
         Schnitzer Steel Industries,
            Inc. - Class A ...................              140            7,400
         Southern Copper Corp. ...............            2,100           42,924
         Steel Dynamics, Inc. ................            1,230           18,118
         Titanium Metals Corp. ...............              651            5,983
         United States Steel Corp. ...........            1,540           55,040
         Walter Industries, Inc. .............              220            7,973
                                                                  --------------
                                                                         512,057
                                                                  --------------
      PAPER & FOREST PRODUCTS -- 0.2%
         International Paper Co. .............           12,880          194,874
         MeadWestvaco Corp. ..................            1,250           20,513
         Weyerhaeuser Co. ....................              830           25,257
                                                                  --------------
                                                                         240,644
                                                                  --------------
      TOTAL MATERIALS ........................                         4,000,126
                                                                  --------------
   TELECOMMUNICATION SERVICES -- 2.4%
      DIVERSIFIED TELECOMMUNICATION
         SERVICES -- 2.3%
         AT&T, Inc. ..........................           72,100        1,790,964
         CenturyTel, Inc. ....................              900           27,630
         Embarq Corp. ........................            3,700          155,622
         Frontier Communications Corp. .......            3,120           22,277
         Level 3 Communications, Inc.* .......            4,500            6,795
         Qwest Communications
            International, Inc. ..............           13,990           58,058
         TW Telecom, Inc.* ...................              500            5,135
         Verizon Communications, Inc. ........           28,690          881,644
         Windstream Corp. ....................            3,770           31,517
                                                                  --------------
                                                                       2,979,642
                                                                  --------------
      WIRELESS TELECOMMUNICATION SERVICES --
         0.1%
         American Tower Corp. -
            Class A* .........................            1,080           34,053
         Crown Castle International
            Corp.* ...........................            1,220           29,304

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      WIRELESS TELECOMMUNICATION SERVICES --
         (CONTINUED)
         Leap Wireless International,
            Inc.* ............................              180   $        5,927
         MetroPCS Communications,
            Inc.* ............................              600            7,986
         NII Holdings, Inc.* .................              300            5,721
         SBA Communications
            Corp. - Class A* .................              270            6,626
         Sprint Nextel Corp.* ................           17,220           82,828
         Telephone & Data
            Systems, Inc. ....................              470           13,301
         U.S. Cellular Corp.* ................               90            3,461
                                                                  --------------
                                                                         189,207
                                                                  --------------
         TOTAL TELECOMMUNICATION SERVICES ....                         3,168,849
                                                                  --------------
   UTILITIES -- 2.5%
      ELECTRIC UTILITIES -- 1.3%
         Allegheny Energy, Inc. ..............              710           18,211
         American Electric Power
            Co., Inc. ........................            2,570           74,247
         DPL, Inc. ...........................              360            8,341
         Duke Energy Corp. ...................            6,860          100,087
         Edison International Co. ............            1,560           49,078
         Entergy Corp. .......................              910           70,543
         Exelon Corp. ........................           14,280          731,279
         FirstEnergy Corp. ...................            3,010          116,637
         FPL Group, Inc. .....................            3,420          194,461
         Great Plains Energy, Inc. ...........              950           14,773
         Hawaiian Electric
            Industries, Inc. .................              660           12,580
         ITC Holdings Corp. ..................              100            4,536
         Northeast Utilities Co. .............              760           16,956
         NV Energy, Inc. .....................              970           10,466
         Pepco Holdings, Inc. ................            1,740           23,386
         Pinnacle West Capital
            Corp. ............................              520           15,678
         PPL Corp. ...........................            1,810           59,658
         Progress Energy, Inc. ...............            1,090           41,235
         Southern Co. ........................            5,920          184,467
         Westar Energy, Inc. .................              300            5,631
                                                                  --------------
                                                                       1,752,250
                                                                  --------------
      GAS UTILITIES -- 0.2%
         AGL Resources, Inc. .................              270            8,586
         Atmos Energy Corp. ..................              200            5,008
         Energen Corp. .......................              260           10,374
         EQT Corp. ...........................              420           14,662

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      GAS UTILITIES -- (CONTINUED)
         National Fuel Gas Co. ...............              310   $       11,185
         ONEOK, Inc. .........................              700           20,643
         Questar Corp. .......................              670           20,810
         UGI Corp. ...........................            4,300          109,607
                                                                  --------------
                                                                         200,875
                                                                  --------------
         INDEPENDENT POWER PRODUCERS &
         ENERGY TRADERS -- 0.3%
         AES Corp.* ..........................            3,280           38,081
         Calpine Corp.* ......................            1,000           11,150
         Constellation Energy
            Group, Inc. ......................              970           25,782
         Dynegy, Inc. - Class A* .............              800            1,816
         Mirant Corp.* .......................            8,300          130,642
         NRG Energy, Inc.* ...................            5,900          153,164
         RRI Energy, Inc.* ...................            1,200            6,012
                                                                  --------------
                                                                         366,647
                                                                  --------------
      MULTI-UTILITIES -- 0.7%
         Alliant Energy Corp. ................              520           13,588
         Ameren Corp. ........................            1,420           35,344
         CenterPoint Energy, Inc. ............            2,230           24,708
         CMS Energy Corp. ....................           10,570          127,686
         Consolidated Edison, Inc. ...........            1,310           49,020
         Dominion Resources,
            Inc. .............................            3,070          102,599
         DTE Energy Co. ......................            1,200           38,400
         Integrys Energy Group,
            Inc. .............................              720           21,593
         MDU Resources Group,
            Inc. .............................              830           15,745
         NiSource, Inc. ......................            1,940           22,620
         NSTAR ...............................              350           11,239
         OGE Energy Corp. ....................              560           15,859
         PG&E Corp. ..........................            1,740           66,886
         Public Service Enterprise
            Group, Inc. ......................            7,990          260,714
         SCANA Corp. .........................              740           24,028
         Sempra Energy Co. ...................            1,010           50,126
         TECO Energy, Inc. ...................            1,550           18,491
         Vectren Corp. .......................              240            5,623
         Wisconsin Energy Corp. ..............              370           15,063
         Xcel Energy, Inc. ...................            1,790           32,954
                                                                  --------------
                                                                         952,286
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   WATER UTILITIES -- 0.0%
      American Water Works
         Co., Inc. ...........................               90   $        1,720
      Aqua America, Inc. .....................              360            6,444
                                                                  --------------
                                                                           8,164
                                                                  --------------
   TOTAL UTILITIES ...........................                         3,280,222
                                                                  --------------
   TOTAL COMMON STOCK
      (Cost $118,422,072) ....................                       130,151,663
                                                                  --------------
RIGHTS -- 0.0%
   Fresenius Kabi
      Pharmaceuticals
      Holding, Inc.*
      (Cost $0) ..............................              132               35
                                                                  --------------
EXCHANGE-TRADED FUNDS -- 0.5%
   iShares S&P 100 Index Fund
      (Cost $590,957) ........................           15,162          652,421
                                                                  --------------
SHORT TERM INVESTMENTS -- 0.8%
   BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series
      (Cost $1,031,527) ......................        1,031,527        1,031,527
                                                                  --------------
   TOTAL INVESTMENTS -- 100.1%
      (Cost $120,044,556)+ ...................                       131,835,646
   LIABILITIES IN EXCESS OF
      OTHER ASSETS -- (0.1)% .................                          (113,170)
                                                                  --------------
   NET ASSETS -- 100.0% ......................                    $  131,722,476
                                                                  ==============

----------
*    Non-income producing security.

+ The cost for Federal income tax purposes is $125,098,162. At June 30, 2009, net unrealized appreciation was $6,737,484. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $16,136,667 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $9,399,183.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / JUNE 30, 2009

(Showing Percentage of Net Assets)

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
COMMON STOCK -- 98.7%
CONSUMER DISCRETIONARY -- 12.9%
   AUTO COMPONENTS -- 0.6%
      American Axle &
         Manufacturing
         Holdings, Inc. ......................            4,595   $       15,807
      Amerigon, Inc.* ........................            1,877           11,450
      ArvinMeritor, Inc. .....................            7,050           30,949
      Cooper Tire & Rubber
         Co ..................................            5,156           51,148
      Dana Holding Corp.* ....................           15,730           20,134
      Dorman Products, Inc.* .................              796           11,009
      Drew Industries, Inc.* .................            1,694           20,616
      Exide Technologies* ....................            5,582           20,821
      Fuel Systems Solutions,
         Inc.* ...............................              736           14,860
      Lear Corp.* ............................            8,211            4,105
      Modine Manufacturing
         Co ..................................            3,285           15,768
      Raser Technologies, Inc.* ..............            3,873           10,844
      Spartan Motors, Inc. ...................            2,789           31,599
      Standard Motor
         Products, Inc. ......................            2,440           20,179
      Stoneridge, Inc.* ......................            2,708           12,998
      Superior Industries
      International, Inc. ....................            2,706           38,155
      Tenneco, Inc.* .........................            4,000           42,400
      Wonder Auto Technology,
         Inc.* ...............................            1,244           12,602
                                                                  --------------
                                                                         385,444
                                                                  --------------
   AUTOMOBILES -- 0.0%
      Winnebago Industries,
         Inc. ................................            1,795           13,337
                                                                  --------------
   DISTRIBUTORS -- 0.1%
      Audiovox Corp. -
         Class A* ............................            1,698            9,950
      Core-Mark Holding Co.,
         Inc.* ...............................              823           21,448
                                                                  --------------
                                                                          31,398
                                                                  --------------
   DIVERSIFIED CONSUMER SERVICES -- 1.4%
      American Public
         Education, Inc.* ....................              835           33,074
      Bridgepoint Education,
         Inc.* ...............................            3,650           62,050
      Capella Education Co.* .................            1,045           62,648

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   DIVERSIFIED CONSUMER SERVICES -- (CONTINUED)
      ChinaCast Education
         Corp.* ..............................            2,820   $       20,078
      Coinstar, Inc.* ........................            2,518           67,231
      Corinthian Colleges,
         Inc.* ...............................            6,941          117,511
      CSR PLC ................................            3,238           18,665
      Grand Canyon Education,
         Inc.* ...............................              584            9,800
      Jackson Hewitt Tax
      Service, Inc. ..........................            2,188           13,697
      K12, Inc.* .............................            2,150           46,332
      Learning Tree
         International, Inc.* ................              720            7,416
      Lincoln Educational
         Services Corp.* .....................            1,238           25,911
      Mac-Gray Corp.* ........................            2,090           27,672
      Matthews International
         Corp. - Class A .....................            2,252           70,082
      Pre-Paid Legal Services,
         Inc.* ...............................              855           37,269
      Princeton Review, Inc.* ................              850            4,598
      Regis Corp. ............................            3,808           66,297
      Sotheby's Holdings,
         Inc. - Class A ......................            6,332           89,345
      Steiner Leisure, Ltd.* .................            1,135           34,652
      Stewart Enterprises,
         Inc. - Class A ......................            7,679           37,013
      Universal Technical
         Institute, Inc.* ....................            1,541           23,007
                                                                  --------------
                                                                         874,348
                                                                  --------------
   HOTELS, RESTAURANTS & LEISURE -- 2.7%
      AFC Enterprises, Inc.* .................            2,475           16,706
      Ambassadors Group, Inc. ................            1,158           15,946
      Ameristar Casinos, Inc. ................            2,575           49,002
      Bally Technologies, Inc.* ..............            4,466          133,623
      Benihana, Inc. -
         Class A* ............................            3,270           20,666
      BJ's Restaurants, Inc.* ................            1,200           20,244
      Bluegreen Corp.* .......................            1,037            2,613
      Bob Evans Farms, Inc. ..................            2,746           78,920
      Buffalo Wild Wings,
         Inc.* ...............................            1,332           43,317
      California Pizza
         Kitchen, Inc.* ......................            1,437           19,098
      CEC Entertainment, Inc.* ...............            2,098           61,849
      Churchill Downs, Inc. ..................              782           26,322
      CKE Restaurants, Inc. ..................            4,607           39,067

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   HOTELS, RESTAURANTS & LEISURE -- (CONTINUED)
      Cracker Barrel Old
         Country Store, Inc. .................            1,582   $       44,138
      Denny's Corp.* .........................            8,090           17,393
      DineEquity, Inc. .......................            1,892           59,011
      Domino's Pizza, Inc.* ..................            2,424           18,156
      Dover Downs Gaming &
         Entertainment, Inc. .................              744            3,460
      Einstein Noah Restaurant
         Group, Inc.* ........................              704            6,090
      Gaylord Entertainment
         Co.* ................................            3,114           39,579
      Great Wolf Resorts, Inc.* ..............            4,000            8,160
      Interval Leisure Group,
         Inc.* ...............................            3,210           29,917
      Isle of Capri Casinos,
         Inc.* ...............................              941           12,534
      Jack in the Box, Inc.* .................            4,506          101,160
      Krispy Kreme
         Doughnuts, Inc.* ....................            3,530           10,590
      Landry's Restaurants,
         Inc.* ...............................              885            7,611
      Life Time Fitness, Inc.* ...............            3,797           75,978
      Luby's, Inc.* ..........................            2,591           10,519
      McCormick & Schmick's
         Seafood Restaurants,
         Inc.* ...............................            2,510           19,101
      Monarch Casino & Resort,
         Inc.* ...............................              928            6,774
      Morgans Hotel Group
         Co.* ................................            2,643           10,123
      Multimedia Games, Inc.* ................            3,840           19,046
      O' Charley's, Inc. .....................            2,050           18,962
      Orient-Express Hotels,
         Ltd .................................            6,330           53,742
      Papa John's International,
         Inc.* ...............................            1,906           47,250
      Peet's Coffee & Tea,
         Inc.* ...............................              920           23,184
      PF Chang's China Bistro,
         Inc.* ...............................            1,981           63,511
      Pinnacle Entertainment,
         Inc.* ...............................            5,237           48,652
      Red Robin Gourmet
         Burgers, Inc.* ......................              992           18,600
      Ruby Tuesday, Inc.* ....................            5,040           33,566
      Shuffle Master, Inc.* ..................            6,180           40,850
      Sonic Corp.* ...........................            5,205           52,206

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   HOTELS, RESTAURANTS & LEISURE -- (CONTINUED)
      Speedway Motorsports,
         Inc .................................            1,091   $       15,012
      Texas Roadhouse, Inc.* .................            3,905           42,604
      The Cheesecake Factory,
         Inc.* ...............................            4,496           77,781
      The Marcus Corp. .......................            1,587           16,695
      The Steak 'n Shake Co.* ................            2,405           21,020
      Town Sports International
         Holdings, Inc.* .....................            1,220            4,575
      Vail Resorts, Inc.* ....................            2,280           61,150
      Youbet.com, Inc.* ......................            5,740           18,942
                                                                  --------------
                                                                       1,685,015
                                                                  --------------
   HOUSEHOLD DURABLES -- 1.0%
      American Greetings
         Corp. ...............................            3,757           43,882
      Beazer Homes USA,
         Inc.* ...............................            4,880            8,930
      Blyth, Inc. ............................              590           19,346
      Cavco Industries, Inc.* ................              405           10,259
      CSS Industries, Inc. ...................              658           13,410
      Ethan Allen Interiors,
         Inc .................................            2,086           21,611
      Furniture Brands
         International, Inc. .................            4,920           14,908
      Helen of Troy, Ltd.* ...................            2,033           34,134
      Hooker Furniture Corp. .................              861            9,884
      Hovnanian Enterprises,
         Inc.* ...............................            5,893           13,907
      iRobot Corp.* ..........................            1,170           15,187
      La-Z-Boy, Inc. .........................            4,476           21,127
      M/I Homes, Inc.* .......................            1,164           11,396
      Meritage Homes Corp.* ..................            2,772           52,280
      National Presto Industries,
         Inc .................................              292           22,221
      Ryland Group, Inc. .....................            3,601           60,353
      Sealy Corp.* ...........................            4,245            8,320
      Skyline Corp. ..........................              539           11,723
      Standard Pacific Corp.* ................            7,380           14,981
      Tempur-Pedic
         International, Inc. .................            6,498           84,929
      Tupperware Brands Corp. ................            5,069          131,895
      Universal Electronics,
         Inc.* ...............................              898           18,113
                                                                  --------------
                                                                         642,796
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      INTERNET & CATALOG RETAIL -- 0.4%
         1-800-FLOWERS.COM, Inc. - Class A* ..            3,112   $        5,975
         Blue Nile, Inc.* ....................            1,242           53,394
         Drugstore.com, Inc.* ................            9,080           16,526
         Gaiam, Inc. - Class A* ..............            1,143            6,252
         HSN, Inc.* ..........................            3,460           36,572
         NutriSystem, Inc. ...................            2,659           38,555
         Orbitz Worldwide, Inc.* .............            3,339            6,344
         Overstock.com, Inc.* ................            1,162           13,898
         PetMed Express, Inc.* ...............            2,007           30,165
         Shutterfly, Inc.* ...................            1,542           21,511
         Stamps.com, Inc.* ...................            1,150            9,752
                                                                  --------------
                                                                         238,944
                                                                  --------------
      LEISURE EQUIPMENT & PRODUCTS -- 0.6%
         Brunswick Corp. .....................            6,241           26,961
         Callaway Golf Co. ...................            8,091           41,021
         Eastman Kodak Co. ...................           22,580           66,837
         JAKKS Pacific, Inc.* ................            2,138           27,430
         Leapfrog Enterprises, Inc.* .........            2,887            6,611
         Marine Products Corp. ...............            1,100            4,125
         Polaris Industries, Inc. ............            2,407           77,313
         Pool Corp. ..........................            3,965           65,660
         RC2 Corp.* ..........................            1,462           19,342
         Smith & Wesson Holdings Corp.* ......            5,857           33,268
         Steinway Musical Instruments* .......              568            6,078
         Sturm, Ruger & Co., Inc. ............            1,640           20,402
                                                                  --------------
                                                                         395,048
                                                                  --------------
      MEDIA -- 0.7%
         Arbitron, Inc. ......................            2,024           32,161
         Ascent Media Corp. - Class A* .......            1,040           27,643
         Belo Corp. - Class A ................            8,760           15,681
         Cinemark Holdings, Inc. .............            2,287           25,889
         CKX, Inc.* ..........................            3,626           25,708
         Dolan Media Co.* ....................            1,949           24,928
         Fisher Communications, Inc. .........              627            8,019
         Global Sources, Ltd.* ...............              868            6,258
         Harte-Hanks, Inc. ...................            2,876           26,603
         Knology, Inc.* ......................            2,699           23,292
         Live Nation, Inc.* ..................            6,290           30,570

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      MEDIA -- (CONTINUED)
         Martha Stewart Living
         Omnimedia, Inc. - Class A* ..........            1,923   $        5,884
         Mediacom Communications Corp. -
            Class A* .........................            3,435           17,553
         National Cinemedia, Inc. ............            3,262           44,885
         Outdoor Channel Holdings, Inc.* .....            1,170            6,903
         Primedia, Inc. ......................            1,510            3,035
         RCN Corp.* ..........................            2,778           16,585
         Reading International, Inc. -
            Class A* .........................            3,680           16,744
         Scholastic Corp. ....................            2,016           39,897
         Sinclair Broadcast Group, Inc. -
            Class A ..........................            4,028            7,814
         Valassis Communications, Inc.* ......            5,090           31,100
         World Wrestling Entertainment, Inc. -
            Class A ..........................            1,177           14,783
                                                                  --------------
                                                                         451,935
                                                                  --------------
      MULTILINE RETAIL -- 0.3%
         99 Cents Only Stores* ...............            3,300           44,814
         Dillard's, Inc. - Class A ...........            4,922           45,283
         Fred's, Inc. - Class A ..............            3,332           41,983
         Retail Ventures, Inc.* ..............            2,930            6,387
         Saks, Inc.* .........................            9,690           42,927
         Tuesday Morning Corp.* ..............            1,800            6,066
                                                                  --------------
                                                                         187,460
                                                                  --------------
      SPECIALTY RETAIL -- 3.1%
         America's Car-Mart, Inc.* ...........              750           15,375
         AnnTaylor Stores Corp.* .............            4,890           39,022
         Asbury Automotive Group, Inc. .......            2,714           27,791
         Bebe Stores, Inc. ...................            2,876           19,787
         Big 5 Sporting Goods Corp. ..........            2,112           23,359
         Borders Group, Inc.* ................            6,130           22,558
         Brown Shoe Co., Inc. ................            3,765           27,259
         Build-A-Bear Workshop, Inc.* ........            1,721            7,693
         Cabela's, Inc.* .....................            2,814           34,612
         Charlotte Russe Holdings, Inc.* .....            1,722           22,179

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      SPECIALTY RETAIL -- (CONTINUED)
         Charming Shoppes, Inc.* .............           10,660   $       39,655
         Christopher & Banks Corp. ...........            2,415           16,205
         Citi Trends, Inc.* ..................            1,256           32,505
         Coldwater Creek, Inc.* ..............            5,040           30,542
         Collective Brands, Inc.* ............            5,887           85,774
         Conn's, Inc.* .......................              861           10,763
         Dress Barn, Inc.* ...................            3,149           45,031
         DSW, Inc. - Class A* ................              957            9,426
         Genesco, Inc.* ......................            1,351           25,358
         Group 1 Automotive, Inc. ............            2,004           52,144
         Haverty Furniture Cos., Inc. ........            1,797           16,443
         hhgregg, Inc.* ......................            1,265           19,177
         Hibbett Sports, Inc.* ...............            2,244           40,392
         Hot Topic, Inc.* ....................            3,051           22,303
         J. Crew Group, Inc.* ................            4,236          114,457
         Jo-Ann Stores, Inc.* ................            2,312           47,789
         Jos. A. Bank Clothiers, Inc.* .......            1,420           48,933
         Kirkland's, Inc.* ...................            1,770           21,258
         Lithia Motors, Inc. - Class A .......            2,100           19,404
         Lumber Liquidators, Inc.* ...........              551            8,684
         Midas, Inc.* ........................            1,154           12,094
         Monro Muffler Brake, Inc. ...........              878           22,573
         New York & Co., Inc.* ...............            2,080            6,427
         OfficeMax, Inc. .....................            6,660           41,825
         Pacific Sunwear of California,
            Inc.* ............................            4,290           14,457
         Pier 1 Imports, Inc.* ...............            8,870           17,651
         Rent-A-Center, Inc.* ................            5,184           92,431
         Rex Stores Corp.* ...................              790            7,947
         Sally Beauty Holdings, Inc.* ........            8,063           51,281
         Shoe Carnival, Inc.* ................            1,209           14,423
         Sonic Automotive, Inc. - Class A ....            2,858           29,037
         Stage Stores, Inc. ..................            3,248           36,053
         Stein Mart, Inc.* ...................            2,410           21,353
         Syms Corp.* .........................              760            5,708
         Systemax, Inc.* .....................              942           11,219
         Talbots, Inc. .......................            2,310           12,474
         The Buckle, Inc. ....................            2,275           72,277
         The Cato Corp. - Class A ............            2,033           35,456

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      SPECIALTY RETAIL -- (CONTINUED)
         The Children's Place Retail Stores,
            Inc.* ............................            2,028   $       53,600
         The Finish Line, Inc. - Class A .....            3,364           24,961
         The Gymboree Corp.* .................            2,385           84,620
         The Men's Wearhouse, Inc. ...........            4,529           86,866
         The Pep Boys - Manny, Moe & Jack ....            3,853           39,069
         Tractor Supply Co.* .................            3,114          128,670
         Tween Brands, Inc.* .................            2,380           15,898
         Ulta Salon Cosmetics & Fragrance,
            Inc.* ............................            3,271           36,374
         Wetseal, Inc. - Class A* ............            7,786           23,903
         Zale Corp.* .........................            3,102           10,671
         Zumiez, Inc.* .......................            1,403           11,238
                                                                  --------------
                                                                       1,966,434
                                                                  --------------
      TEXTILES, APPAREL & LUXURY GOODS -- 2.0%
         American Apparel, Inc.* .............            2,943           10,713
         Carter's, Inc.* .....................            4,481          110,277
         Cherokee, Inc. ......................              628           12,447
         Columbia Sportswear Co. .............              963           29,776
         Crocs, Inc.* ........................            5,860           19,924
         Deckers Outdoor Corp.* ..............            1,227           86,221
         FGX International Holdings, Ltd.* ...              825            9,389
         Fossil, Inc.* .......................            4,177          100,582
         Fuqi International, Inc.* ...........            1,400           28,994
         G-III Apparel Group, Ltd.* ..........            1,687           19,384
         Iconix Brand Group, Inc.* ...........            4,985           76,669
         Jones Apparel Group, Inc. ...........            7,170           76,934
         K-Swiss, Inc. - Class A .............            2,058           17,493
         Kenneth Cole Productions, Inc. -
            Class A ..........................              850            5,976
         Liz Claiborne, Inc. .................            7,690           22,147
         Lululemon Athletica, Inc.* ..........            3,493           45,514
         Maidenform Brands, Inc.* ............            1,459           16,735
         Movado Group, Inc. ..................            1,355           14,282
         Oxford Industries, Inc. .............            1,350           15,727
         Perry Ellis International, Inc.* ....            1,077            7,841

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      TEXTILES, APPAREL & LUXURY GOODS --
         (CONTINUED)
         Quiksilver, Inc.* ...................            8,750   $       16,187
         Skechers U.S.A., Inc. - Class A* ....            2,573           25,138
         Steven Madden, Ltd.* ................            1,336           34,001
         The Timberland Co. - Class A* .......            3,325           44,123
         The Warnaco Group, Inc.* ............            3,741          121,208
         True Religion Apparel, Inc.* ........            1,867           41,634
         Under Armour, Inc. - Class A* .......            2,553           57,136
         Unifi, Inc.* ........................            3,913            5,556
         Unifirst Corp. ......................            1,128           41,928
         Volcom, Inc.* .......................            1,063           13,288
         Weyco Group, Inc. ...................              411            9,490
         Wolverine World Wide, Inc. ..........            4,416           97,417
                                                                  --------------
                                                                       1,234,131
                                                                  --------------
      TOTAL CONSUMER DISCRETIONARY ...........                         8,106,290
                                                                  --------------
   CONSUMER STAPLES -- 3.4%
      BEVERAGES -- 0.1%
         Coca-Cola Bottling Co.
            Consolidated .....................              251           13,838
         Heckmann Corp.* .....................            6,170           23,137
         National Beverage Corp.* ............            1,170           12,461
         The Boston Beer Co., Inc. -
            Class A* .........................            1,095           32,401
                                                                  --------------
                                                                          81,837
                                                                  --------------
      FOOD & STAPLES RETAILING -- 0.9%
         Arden Group, Inc. - Class A .........               53            6,630
         Casey's General Stores, Inc. ........            3,856           99,061
         Great Atlantic & Pacific Tea Co.,
            Inc.* ............................            2,990           12,708
         Ingles Markets, Inc. - Class A ......              995           15,164
         Nash-Finch Co. ......................              878           23,759
         PriceSmart, Inc. ....................              866           14,505
         Ruddick Corp. .......................            3,460           81,068
         Spartan Stores, Inc. ................            1,709           21,209
         Susser Holdings Corp.* ..............              831            9,299
         The Andersons, Inc. .................            1,585           47,455

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      FOOD & STAPLES RETAILING -- (CONTINUED)
         The Pantry, Inc.* ...................            1,750   $       29,050
         United Natural Foods, Inc.* .........            3,217           84,446
         Village Super Market - Class A ......              494           14,696
         Weis Markets, Inc. ..................              918           30,771
         Winn-Dixie Store, Inc.* .............            3,861           48,417
                                                                  --------------
                                                                         538,238
                                                                  --------------
      FOOD PRODUCTS -- 1.5%
         AgFeed Industries, Inc.* ............            2,450           14,528
         Alico, Inc. .........................              220            6,604
         American Dairy, Inc.* ...............              738           29,269
         American Italian Pasta Co.* .........            1,800           52,452
         B&G Foods, Inc. - Class A ...........            1,866           15,693
         Cal-Maine Foods, Inc. ...............            1,232           30,751
         Calavo Growers, Inc. ................              677           13,425
         Chiquita Brands International,
            Inc.* ............................            3,511           36,023
         Darling International, Inc.* ........            6,957           45,916
         Diamond Foods, Inc. .................            1,375           38,362
         Farmer Brothers Co. .................              388            8,877
         Fresh Del Monte Produce, Inc.* ......            4,019           65,349
         Griffin Land & Nurseries, Inc. ......              246            7,695
         HQ Sustainable Maritime Industries,
            Inc.* ............................              735            6,725
         Imperial Sugar Co. ..................            1,036           12,546
         J&J Snack Foods Corp. ...............            1,564           56,148
         Lancaster Colony Corp. ..............            1,772           78,092
         Lance, Inc. .........................            2,791           64,556
         Omega Protein Corp.* ................            2,946           11,961
         Overhill Farms, Inc.* ...............            3,480           18,340
         Sanderson Farms, Inc. ...............            1,791           80,595
         Smart Balance, Inc.* ................            6,799           46,301
         Synutra International, Inc.* ........              909            9,999
         The Hain Celestial Group, Inc.* .....            3,173           49,531
         Tootsie Roll Industries, Inc. .......            1,678           38,074
         TreeHouse Foods, Inc.* ..............            2,462           70,832
         Zapata Corp.* .......................            4,340           29,555

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   FOOD PRODUCTS -- (CONTINUED)
      Zhongpin, Inc.* ........................            2,354   $       24,387
                                                                  --------------
                                                                         962,586
                                                                  --------------
   HOUSEHOLD PRODUCTS -- 0.1%
      Central Garden & Pet Co. - Class A* ....            4,554           44,857
      WD-40 Co. ..............................            1,704           49,416
                                                                  --------------
                                                                          94,273
                                                                  --------------
   PERSONAL PRODUCTS -- 0.6%
      American Oriental
         Bioengineering, Inc.* ...............            3,929           20,785
      Bare Escentuals, Inc.* .................            5,430           48,164
      Chattem, Inc.* .........................            1,648          112,229
      China Sky One Medical, Inc.* ...........              599            8,075
      Elizabeth Arden, Inc.* .................            2,007           17,521
      International Parfums, Inc .............            1,608           11,803
      Mannatech, Inc. ........................            1,390            4,587
      Medifast, Inc.* ........................            1,820           20,857
      Nu Skin Enterprises, Inc. - Class A ....            4,348           66,524
      Prestige Brands Holdings, Inc.* ........            2,497           15,357
      Revlon, Inc. - Class A* ................            3,860           20,998
      Schiff Nutrition International, Inc.* ..            1,915            9,747
      USANA Health Sciences, Inc.* ...........              355           10,554
                                                                  --------------
                                                                         367,201
                                                                  --------------
   TOBACCO -- 0.2%
      Alliance One International, Inc.* ......            5,802           22,048
      Star Scientific, Inc.* .................            5,009            4,458
      Universal Corp. ........................            2,232           73,901
      Vector Group, Ltd. .....................            1,977           28,251
                                                                  --------------
                                                                         128,658
                                                                  --------------
      TOTAL CONSUMER STAPLES .................                         2,172,793
                                                                  --------------
ENERGY -- 4.3%
   ENERGY EQUIPMENT & SERVICES -- 1.5%
      Allis-Chalmers Energy, Inc.* ...........            5,144           11,883

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   ENERGY EQUIPMENT & SERVICES -- (CONTINUED)
      Basic Energy Services, Inc.* ...........            3,152   $       21,528
      Bolt Technology Corp.* .................              757            8,509
      Bristow Group, Inc.* ...................            2,091           61,956
      Bronco Drilling Co., Inc.* .............            2,243            9,600
      Cal Dive International, Inc.* ..........            3,499           30,196
      CARBO Ceramics, Inc. ...................            1,498           51,232
      Complete Production Services, Inc.* ....            3,796           24,142
      Dawson Geophysical Co.* ................              693           20,686
      Dril-Quip, Inc.* .......................            2,718          103,556
      ENGlobal, Corp.* .......................            2,143           10,544
      Global Industries, Ltd.* ...............            8,030           45,450
      Gulf Island Fabrication, Inc. ..........              813           12,870
      GulfMark Offshore, Inc.* ...............            1,641           45,292
      Hercules Offshore, Inc.* ...............            7,590           30,132
      Hornbeck Offshore Services, Inc.* ......            1,878           40,170
      ION Geophysical Corp.* .................            4,487           11,532
      Key Energy Services, Inc.* .............           10,180           58,637
      Lufkin Industries, Inc. ................            1,190           50,039
      Matrix Service Co.* ....................            1,633           18,747
      NATCO Group, Inc. - Class A* ...........            1,458           47,997
      Natural Gas Services Group, Inc.* ......              594            7,900
      Newpark Resources, Inc.* ...............            7,242           20,640
      Oyo Geospace Corp.* ....................              291            7,467
      Parker Drilling Co.* ...................            9,124           39,598
      Petroleum Helicopters, Inc.* ...........            1,015           17,397
      Pioneer Drilling Co.* ..................            3,838           18,384
      RPC, Inc. ..............................            3,249           27,129
      Superior Well Services, Inc.* ..........            1,199            7,134
      T-3 Energy Services, Inc.* .............              803            9,564
      Tetra Technologies, Inc.* ..............            6,320           50,307
      Union Drilling, Inc.* ..................            1,770           11,717
      Willbros Group, Inc.* ..................            3,268           40,883
                                                                  --------------
                                                                         972,818
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   OIL, GAS & CONSUMABLE FUELS -- 2.8%
      Alon USA Energy, Inc. ..................            1,174   $       12,151
      APCO Argentina, Inc. ...................            1,260           24,230
      Approach Resources, Inc.* ..............              780            5,382
      Arena Resources, Inc.* .................            3,320          105,742
      Atlas America, Inc. ....................            2,648           47,320
      ATP Oil & Gas Co.* .....................            1,992           13,864
      Berry Petroleum Co. - Class A ..........            3,184           59,191
      Bill Barret Corp.* .....................            3,245           89,108
      BPZ Resources, Inc.* ...................            5,363           26,225
      Brigham Exploration Co.* ...............            9,163           31,979
      Carrizo Oil & Gas, Inc.* ...............            1,976           33,888
      Cheniere Energy, Inc.* .................            3,527           10,369
      Clayton Williams Energy, Inc.* .........              543           10,246
      Clean Energy Fuels Corp.* ..............            1,719           14,801
      Contango Oil & Gas Co.* ................            1,009           42,872
      Crosstex Energy, Inc. ..................            4,023           16,736
      CVR Energy, Inc.* ......................            1,916           14,044
      Delek US Holdings, Inc. ................            1,412           11,974
      Delta Petroleum Corp.* .................           12,103           23,359
      DHT Maritime, Inc. .....................            2,873           14,968
      Endeavour International Corp.* .........           12,750           17,340
      Evergreen Energy, Inc.* ................           19,060           18,679
      FX Energy, Inc.* .......................            2,273            8,615
      General Maritime Corp. .................            4,253           42,062
      Georesources, Inc.* ....................              564            5,753
      GMX Resources, Inc.* ...................            2,370           25,217
      Golar LNG, Ltd. ........................            2,288           19,562
      Goodrich Petroleum Corp.* ..............            1,705           41,926
      Gran Tierra Energy, Inc.* ..............           16,642           57,415
      Gulfport Energy Corp.* .................            2,980           20,413
      Harvest Natural Resources, Inc.* .......            2,549           11,241
      International Coal Group, Inc.* ........            8,460           24,196
      James River Coal Co.* ..................            2,652           40,125
      Knightsbridge Tankers, Ltd. ............              953           12,999
      McMoRan Exploration Co.* ...............            6,268           37,357

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
      Nordic American Tanker Shipping ........            3,448   $      109,715
      Northern Oil And Gas, Inc.* ............            1,640           10,447
      Oilsands Quest, Inc.* ..................           18,680           17,933
      Panhandle Oil and Gas, Inc. - Class A ..              586           11,503
      Parallel Petroleum Corp.* ..............            1,504            2,918
      Patriot Coal Corp.* ....................            5,190           33,112
      Penn Virginia Corp. ....................            4,174           68,328
      Petroleum Development Corp.* ...........              889           13,948
      Petroquest Energy, Inc.* ...............            2,853           10,528
      Rex Energy Corp.* ......................            1,205            6,868
      Rosetta Resources, Inc.* ...............            4,248           37,170
      Ship Finance International, Ltd. .......            3,195           35,241
      Southern Union Co. .....................                1               17
      Stone Energy Corp.* ....................            2,484           18,431
      Swift Energy Co.* ......................            2,466           41,059
      Syntroleum Corp.* ......................            8,800           19,448
      Teekay Tankers, Ltd. - Class A .........              948            8,807
      Toreador Resources Corp. ...............            1,919           12,857
      TXCO Resources, Inc.* ..................            6,723            2,420
      Uranium Energy Corp.* ..................            8,030           23,287
      USEC, Inc.* ............................            8,855           47,109
      Vaalco Energy, Inc.* ...................            4,607           19,488
      Venoco, Inc.* ..........................            1,340           10,278
      W&T Offshore, Inc. .....................            2,830           27,564
      Warren Resources, Inc.* ................            7,930           19,428
      Western Refining, Inc.* ................            1,995           14,085
      Westmoreland Coal Co.* .................              900            7,290
      World Fuel Services Corp. ..............            2,447          100,890
      Zion Oil & Gas, Inc.* ..................            2,140           22,727
                                                                  --------------
                                                                       1,744,245
                                                                  --------------
   TOTAL ENERGY ..............................                         2,717,063
                                                                  --------------
FINANCIALS -- 19.3%
   CAPITAL MARKETS -- 2.4%
      Allied Capital Corp. ...................           14,780           51,434
      American Capital Ltd. ..................           17,930           57,555
      Apollo Investment Corp. ................           10,517           63,102
      Ares Capital Corp. .....................            9,641           77,706

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   CAPITAL MARKETS -- (CONTINUED)
      Blackrock Kelso Capital Corp. ..........            1,403   $        8,741
      Broadpoint Gleacher Securities Group,
         Inc.* ...............................            5,615           31,332
      Calamos Asset Management, Inc. -
         Class A .............................            1,855           26,174
      Capital Southwest Corp. ................              262           18,956
      Cohen & Steers, Inc. ...................            1,213           18,134
      Diamond Hill Investment Group, Inc.* ...              160            6,429
      E*TRADE Group, Inc.* ...................           41,090           52,595
      Epoch Holding Corp. ....................              940            8,122
      Evercore Partners, Inc. - Class A ......              873           17,146
      FBR Capital Markets Corp.* .............            2,236           10,509
      FCStone Group, Inc.* ...................            2,671           10,550
      GAMCO Investors, Inc. - Class A ........              682           33,077
      GFI Group, Inc. ........................            6,771           45,637
      Gladstone Capital Corp. ................            1,982           14,924
      Gladstone Investment Corp. .............            2,617           12,640
      Harris & Harris Group, Inc.* ...........            2,760           16,091
      Hercules Technology Growth Capital,
         Inc .................................            2,826           23,625
      International Assets Holding Corp.* ....              559            8,312
      Kayne Anderson Energy Development Co. ..            1,084           14,374
      KBW, Inc.* .............................            3,073           88,379
      Knight Capital Group, Inc. - Class A* ..            8,042          137,116
      Kohlberg Capital Corp. .................            3,249           20,534
      LaBranche & Co., Inc.* .................            4,795           20,618
      MCG Capital Corp.* .....................            8,320           20,218
      MF Global, Ltd.* .......................            7,980           47,321
      MVC Capital, Inc. ......................            1,954           16,531
      NGP Capital Resources Co. ..............            1,688            9,909
      Oppenheimer Holdings, Inc. .............              750           15,877
      optionsXpress Holdings, Inc. ...........            3,359           52,165
      PennantPark Investment Corp. ...........            2,187           15,528

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   CAPITAL MARKETS -- (CONTINUED)
      Penson Worldwide, Inc.* ................            1,568   $       14,034
      Piper Jaffray Cos.* ....................            1,650           72,055
      Prospect Capital Corp. .................            4,439           40,839
      Pzena Investment
      Management, Inc. - Class A .............              665            5,041
      Riskmetrics Group, Inc.* ...............            2,094           36,980
      Safeguard Scientifics, Inc.* ...........           15,210           20,077
      Sanders Morris Harris Group, Inc. ......            1,795            9,873
      Stifel Financial Corp.* ................            2,107          101,326
      SWS Group, Inc. ........................            2,087           29,155
      Teton Advisors, Inc. ...................               10             --
      Thomas Weisel Partners Group, Inc.* ....            3,226           19,421
      TICC Capital Corp. .....................            4,205           18,544
      TradeStation Group, Inc.* ..............            1,710           14,467
      US Global Investors, Inc. - Class A ....            1,229           11,381
      Virtus Investment Partners, Inc.* ......              503            7,389
      Westwood Holdings Group, Inc. ..........              290           12,125
                                                                  --------------
                                                                       1,484,068
                                                                  --------------
   COMMERCIAL BANKS -- 5.9%
      1st Source Corp. .......................              838           14,472
      American National Bankshares, Inc. .....            2,560           49,357
      Ameris Bancorp .........................            1,102            6,965
      Ames National Corp. ....................              481           11,741
      Arrow Financial Corp. ..................            1,041           28,107
      Auburn National Bancorporation, Inc. ...            2,050           58,425
      Bancfirst Corp. ........................              414           14,316
      Banco Latinoamericano
         De Exportaciones SA .................            2,124           26,401
      Bank of the Ozarks, Inc. ...............              976           21,111
      Banner Corp. ...........................            1,380            5,272
      Boston Private Financial Holdings,
         Inc. ................................            4,778           21,405
      Bridge Bancorp, Inc. ...................            1,320           35,930
      Bryn Mawr Bank Corp. ...................              475            8,963
      Camden National Corp. ..................              503           17,117
      Capital City Bank Group, Inc. ..........              951           16,024

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   COMMERCIAL BANKS -- (CONTINUED)
      Cardinal Financial Corp. ...............            1,390   $       10,884
      Cathay General Bancorp .................            3,362           31,973
      Centerstate Banks of Florida, Inc. .....            1,006            7,465
      Central Pacific Financial Corp. ........            2,393            8,974
      Chemical Financial Corp. ...............            1,988           39,581
      Citizens & Northern Corp. ..............              661           13,597
      Citizens Holding Co. ...................            1,050           32,760
      Citizens Republic Bancorp, Inc.* .......           10,917            7,751
      City Holding Co. .......................            1,232           37,404
      CoBiz Financial, Inc. ..................            1,549            9,929
      Columbia Banking System, Inc. ..........            1,599           16,358
      Community Bank Systems, Inc. ...........            2,564           37,332
      Community Trust Bancorp, Inc. ..........            1,318           35,257
      CVB Financial Corp. ....................            4,124           24,620
      East West Bancorp, Inc. ................            5,332           34,605
      Enterprise Financial Services Corp. ....              753            6,845
      Farmers Capital Bank Corp. .............              529           13,315
      Financial Institutions, Inc. ...........              873           11,925
      First Bancorp, Inc. ....................              159            3,096
      First Bancorp/North Carolina ...........            1,095           17,170
      First Bancorp/Puerto Rico ..............            6,366           25,146
      First Busey Corp. ......................            2,081           15,295
      First Commonwealth Financial Corp. .....            6,716           42,579
      First Community Bancshares, Inc. .......              681            8,744
      First Financial Bancorp ................            2,915           21,921
      First Financial Bankshares, Inc. .......            1,601           80,626
      First Financial Corp./ Indiana .........              725           22,896
      First Merchants Corp. ..................            1,945           15,618
      First Midwest Bancorp, Inc. ............            3,511           25,665
      First South Bancorp ....................              862            9,999
      FirstMerit Corp. .......................            7,246          123,037

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   COMMERCIAL BANKS -- (CONTINUED)
      FNB Corp. ..............................            8,816   $       54,571
      German American Bancorp, Inc. ..........            2,140           30,837
      Glacier Bancorp, Inc. ..................            4,991           73,717
      Great Southern Bancorp, Inc. ...........            1,020           20,961
      Guaranty Bancorp* ......................            5,210            9,951
      Hampton Roads Bankshares, Inc. .........            2,410           19,883
      Hancock Holding Co. ....................            2,139           69,496
      Harleysville National Corp. ............            3,518           16,535
      Heartland Financial USA, Inc. ..........              983           14,037
      Home Bancshares, Inc. ..................            1,292           24,600
      IBERIABANK Corp. .......................            1,284           50,602
      Independent Bank Corp./ Massachusetts ..            2,146           42,276
      International Bancshares Corp. .........            4,522           46,622
      Investors Bancorp, Inc.* ...............            5,391           49,382
      Lakeland Bancorp, Inc. .................            1,655           14,878
      Lakeland Financial Corp. ...............              885           16,815
      MainSource Financial Group, Inc. .......            1,619           12,013
      MB Financial, Inc. .....................            2,345           23,896
      Metro Bancorp, Inc.* ...................              352            6,780
      Nara Bancorp, Inc. .....................            1,841            9,536
      National Bankshares, Inc. ..............            1,390           33,360
      National Penn Bancshares, Inc. .........            6,641           30,615
      NBT Bancorp, Inc. ......................            2,608           56,620
      Northfield Bancorp, Inc. ...............            2,636           30,630
      Northrim BanCorp, Inc. .................            1,320           18,374
      Old National Bancorp/ Indiana ..........            5,281           51,859
      Old Second Bancorp, Inc. ...............            1,140            6,726
      Oriental Financial Group ...............            1,974           19,148
      Orrstown Financial Services, Inc. ......            1,130           42,081
      Pacific Capital Bancorp ................            3,831            8,198
      Pacific Continental Corp. ..............              856           10,383
      PacWest Bancorp ........................            1,939           25,517
      Park National Corp. ....................              848           47,895
      Peapack-Gladstone Financial Corp. ......              769           14,834
      Peoples Bancorp, Inc./ Ohio ............              846           14,424

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   COMMERCIAL BANKS -- (CONTINUED)
      Pinnacle Financial Partners, Inc.* .....            1,641   $       21,858
      PremierWest Bancorp ....................            1,715            5,814
      PrivateBancorp, Inc. ...................            3,360           74,726
      Prosperity Bancshares, Inc. ............            3,685          109,924
      Renasant Corp. .........................            1,661           24,948
      Republic Bancorp, Inc./ Kentucky -
         Class A .............................              727           16,423
      S&T Bancorp, Inc. ......................            1,970           23,955
      S.Y. Bancorp, Inc. .....................              949           22,937
      Sandy Springs Bancorp, Inc. ............            1,287           18,919
      Santander BanCorp* .....................              650            4,524
      SCBT Financial Corp. ...................            1,019           24,140
      Shore Bancshares, Inc. .................              574           10,298
      Sierra Bancorp .........................              516            6,517
      Signature Bank* ........................            2,474           67,095
      Simmons First National Corp. -
         Class A .............................            1,006           26,880
      Smithtown Bancorp, Inc. ................              627            8,019
      Southside Bancshares, Inc. .............              955           21,841
      Southwest Bancorp, Inc. ................            1,192           11,634
      State Bancorp, Inc. ....................            1,199            9,064
      StellarOne Corp. .......................            1,803           23,349
      Sterling Bancorp .......................            1,287           10,746
      Sterling Bancshares, Inc. ..............            6,462           40,904
      Sterling Financial Corp./ Washington ...            4,480           13,037
      Suffolk Bancorp ........................              594           15,230
      Sun Bancorp, Inc.* .....................            1,365            7,071
      Susquehanna Bancshares, Inc. ...........            7,433           36,347
      SVB Financial Group* ...................            2,978           81,061
      Texas Capital Bancshares, Inc.* ........            3,508           54,269
      The Colonial BancGroup, Inc. ...........           17,798           11,035
      The First of Long Island Corp. .........            2,520           58,313
      The South Financial Group, Inc. ........            6,187            7,363
      Tompkins Financial Corp. ...............              491           23,543
      TowneBank ..............................            1,600           22,400
      Trico Bancshares .......................            1,043           16,167
      Trustmark Corp. ........................            4,948           95,595

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   COMMERCIAL BANKS -- (CONTINUED)
      UCBH Holdings, Inc. ....................            8,921   $       11,240
      UMB Financial Corp. ....................            2,464           93,657
      Umpqua Holdings Corp. ..................            3,916           30,388
      Union Bankshares Corp. .................            1,069           16,003
      United Bankshares, Inc. ................            3,064           59,871
      United Community Banks, Inc.* ..........            3,634           21,766
      United Security Bancshares .............              810           17,739
      Univest Corp. of PA ....................            1,173           23,765
      Washington Trust Bancorp, Inc. .........            1,196           21,325
      Webster Financial Corp. ................            4,600           37,030
      WesBanco, Inc. .........................            1,656           24,078
      West Bancorp, Inc. .....................            1,387            6,935
      Westamerica Bancorp ....................            2,313          114,748
      Western Alliance Bancorp* ..............            4,421           30,240
      Wilshire Bancorp, Inc. .................            1,470            8,453
      Wintrust Financial Corp. ...............            1,933           31,083
      Yadkin Valley Financial Corp. ..........              807            5,576
                                                                  --------------
                                                                       3,725,868
                                                                  --------------
   CONSUMER FINANCE -- 0.5%
      Advance America Cash Advance
         Centers, Inc. .......................            4,510           19,979
      Cash America International, Inc. .......            2,826           66,100
      Compucredit Corp. ......................            2,332            5,364
      Credit Acceptance Corp.* ...............              485           10,597
      Dollar Financial Corp.* ................            2,892           39,881
      EzCorp, Inc. - Class A* ................            3,179           34,270
      First Cash Financial Services, Inc.* ...            1,169           20,481
      Nelnet, Inc. - Class A* ................            1,442           19,597
      Rewards Network, Inc. ..................            4,900           18,522
      The First Marblehead Corp.* ............            5,080           10,261
      World Acceptance Corp.* ................            1,674           33,329
                                                                  --------------
                                                                         278,381
                                                                  --------------
   DIVERSIFIED FINANCIAL SERVICES -- 0.5%
      Asset Acceptance Capital Corp.* ........            1,100            8,459
      Compass Diversified Holdings ...........            1,831           14,813

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   DIVERSIFIED FINANCIAL SERVICES --(CONTINUED)
      Encore Capital Group, Inc.* ............            1,485   $       19,676
      Fifth Street Finance Corp. .............              770            7,728
      Financial Federal Corp. ................            2,041           41,942
      Life Partners Holdings, Inc. ...........              498            7,062
      MarketAxess Holdings, Inc.* ............            2,647           25,226
      Medallion Financial Corp. ..............            1,311           10,029
      NewStar Financial, Inc.* ...............            3,064            5,852
      PHH Corp.* .............................            4,587           83,392
      PICO Holdings, Inc.* ...................            1,826           52,406
      Portfolio Recovery Associates, Inc.* ...            1,389           53,796
      Resource America, Inc. - Class A .......            1,310            7,048
                                                                  --------------
                                                                         337,429
                                                                  --------------
   INSURANCE -- 3.2%
      American Equity Investment Life
      Holding Co. ............................            5,403           30,149
      American Physicians Capital, Inc. ......              583           22,830
      American Physicians Service Group,
         Inc. ................................            2,310           52,414
      American Safety Insurance Holdings,
         Ltd.* ...............................              957           13,025
      Amerisafe, Inc.* .......................            1,542           23,994
      Amtrust Financial Services, Inc. .......            2,693           30,700
      Argo Group International Holdings,
         Ltd.* ...............................            2,241           63,241
      Assured Guaranty, Ltd. .................            4,769           59,040
      Baldwin & Lyons, Inc. - Class B ........              652           12,844
      Citizens, Inc.* ........................            3,457           21,019
      CNA Surety Corp.* ......................            1,048           14,138
      Conseco, Inc.* .........................           16,040           38,015
      Crawford & Co.* ........................            2,037            9,778
      Delphi Financial Group, Inc. -
         Class A .............................            3,563           69,229
      Donegal Group, Inc. - Class A ..........              750           11,408
      eHealth, Inc.* .........................            2,144           37,863

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   INSURANCE -- (CONTINUED)
      EMC Insurance Group, Inc. ..............              445   $        9,260
      Employers Holdings, Inc. ...............            3,227           43,726
      Enstar Group, Ltd.* ....................              409           24,070
      FBL Financial Group, Inc. - Class A ....            1,233           10,185
      First Acceptance Corp.* ................            1,630            3,472
      First Mercury Financial Corp. ..........            1,105           15,216
      Flagstone Reinsurance Holdings, Ltd. ...            2,687           27,676
      FPIC Insurance Group, Inc.* ............              661           20,240
      Greenlight Capital Re, Ltd. - Class A* .            1,950           33,754
      Hallmark Financial Services, Inc.* .....            1,217            8,702
      Harleysville Group, Inc. ...............            1,069           30,167
      Hilltop Holdings, Inc.* ................            3,631           43,100
      Horace Mann Educators Corp. ............            2,594           25,862
      Independence Holding Co. ...............              990            6,296
      Infinity Property & Casualty Corp. .....            1,168           42,585
      IPC Holdings, Ltd. .....................            3,925          107,309
      Kansas City Life Insurance Co. .........              400           10,764
      Maiden Holdings, Ltd. ..................            4,032           26,450
      Max Capital Group, Ltd. ................            4,005           73,932
      Meadowbrook Insurance Group, Inc. ......            4,515           29,483
      Montpelier Re Holdings, Ltd. ...........            7,314           97,203
      National Financial Partners Corp. ......            3,700           27,084
      National Interstate Corp. ..............              519            7,878
      National Western Life Insurance Co. -
         Class A .............................              145           16,929
      Navigators Group, Inc.* ................            1,026           45,585
      NYMagic, Inc. ..........................              624            8,661
      Platinum Underwriters Holdings, Ltd. ...            4,360          124,652
      PMA Capital Corp.* .....................            2,485           11,307

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      INSURANCE -- (CONTINUED)
         Presidential Life Corp. .............            2,190   $       16,578
         ProAssurance Corp.* .................            2,917          134,795
         RLI Corp. ...........................            1,626           72,845
         Safety Insurance Group, Inc .........            1,214           37,100
         SeaBright Insurance Holdings, Inc.*..            1,684           17,059
         Selective Insurance Group, Inc. .....            4,613           58,908
         State Auto Financial Corp ...........            1,158           20,265
         Stewart Information Services Corp. ..            1,499           21,361
         The Phoenix Cos., Inc.* .............           10,064           16,807
         Tower Group, Inc. ...................            2,937           72,779
         United America
            Indemnity, Ltd. -
            Class A* .........................            2,979           14,269
         United Fire & Casualty Co ...........            1,595           27,354
         Zenith National Insurance Corp ......            2,887           62,763
                                                                  --------------
                                                                       2,014,118
                                                                  --------------
      REAL ESTATE INVESTMENT TRUSTS -- 5.3%
         Acadia Realty Trust .................            3,735           48,742
         Agree Realty Corp. ..................              749           13,729
         Alexander's, Inc. ...................              216           58,234
         American Campus Communities, Inc. ...            4,315           95,707
         American Capital Agency Corp. .......              898           20,627
         Anthracite Capital, Inc. ............            5,638            3,496
         Anworth Mortgage Asset Corp. ........            8,631           62,229
         Ashford Hospitality Trust, Inc. .....            5,090           14,303
         Associated Estates Realty Corp. .....            1,164            6,937
         BioMed Realty Trust, Inc. ...........            7,386           75,559
         CapLease Funding, Inc. ..............            4,301           11,871
         Capstead Mortgage Corp. .............            5,420           68,888
         Care Investment Trust, Inc. .........            1,180            6,136
         CBL & Associates Properties, Inc. ...            5,990           32,286

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
         Cedar Shopping Centers, Inc. ........            3,446   $       15,576
         Cogdell Spencer, Inc. ...............            1,127            4,835
         Colonial Properties Trust ...........            4,113           30,436
         Cousins Properties, Inc. ............            3,384           28,770
         DCT Industrial Trust, Inc. ..........           16,415           66,973
         Developers Diversified Realty Corp. .           11,430           55,778
         DiamondRock Hospitality Co. .........            8,459           52,953
         DuPont Fabros Technology, Inc. ......            3,315           31,227
         Eastgroup Properties, Inc. ..........            2,414           79,710
         Education Realty Trust, Inc. ........            2,401           10,300
         Entertainment Properties Trust ......            2,919           60,131
         Equity Lifestyle Properties, Inc. ...            1,657           61,607
         Equity One, Inc. ....................            2,702           35,829
         Extra Space Storage, Inc. ...........            8,042           67,151
         FelCor Lodging Trust, Inc. ..........            6,270           15,424
         First Industrial Realty Trust,
            Inc. .............................            4,042           17,583
         First Potomac Realty Trust ..........            2,424           23,634
         Franklin Street Properties Corp. ....            4,907           65,018
         Getty Realty Corp. ..................            1,377           25,984
         Gladstone Commercial Corp. ..........            1,630           21,125
         Glimcher Realty Trust ...............            3,615           10,483
         Hatteras Financial Corp. ............            3,421           97,806
         Healthcare Realty Trust, Inc. .......            4,916           82,736
         Hersha Hospitality Trust ............            4,218           10,461
         Highwoods Properties, Inc. ..........            5,875          131,424
         Home Properties, Inc. ...............            2,474           84,363
         Inland Real Estate Corp. ............            6,935           48,545
         Investors Real Estate Trust .........            4,057           36,067
         iStar Financial, Inc.* ..............            8,190           23,260
         Kilroy Realty Corp. .................            2,960           60,798
         Kite Realty Group Trust .............            2,210            6,453
         LaSalle Hotel Properties ............            4,781          58,9958
         Lexington Realty Trust ..............            7,657           26,034

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
         LTC Properties, Inc. ................            1,522   $       31,125
         Medical Properties Trust, Inc. ......            7,315           44,402
         MFA Mortgage Investments, Inc. ......           16,991          117,578
         Mid-America Apartment Communities,
            Inc. .............................            2,550           93,610
         Mission West Properties, Inc. .......            1,665           11,372
         Monmouth Real Estate - Class A ......            1,412            8,274
         National Health Investors, Inc. .....            2,204           58,869
         National Retail Properties, Inc. ....            6,164          106,945
         NorthStar Realty Finance Corp. ......            5,790           16,386
         Omega Healthcare Investors, Inc. ....            6,505          100,958
         Parkway Properties, Inc. ............            2,329           30,277
         Pennsylvania Real Estate Investment
            Trust ............................            3,321           16,605
         Post Properties, Inc. ...............            4,131           55,521
         Potlatch Corp. ......................            3,071           74,595
         PS Business Parks, Inc. .............            1,129           54,689
         RAIT Financial Trust ................            5,741            7,865
         Ramco-Gershenson Properties Trust ...            1,124           11,251
         Redwood Trust, Inc. .................            6,499           95,925
         Resource Capital Corp. ..............            2,752            8,806
         Saul Centers, Inc. ..................              628           18,570
         Sovran Self Storage, Inc. ...........            2,177           53,554
         Sun Communities, Inc. ...............            1,141           15,723
         Sunstone Hotel Investors, Inc. ......            7,444           39,825
         Tanger Factory Outlet Centers,
            Inc. .............................            2,802           90,869
         U-Store-It Trust ....................            4,554           22,315
         Universal Health Realty Income Trust               877           27,643
         Urstadt Biddle Properties, Inc. -
            Class A ..........................            1,585           22,317
         Walter Investment Management Corp.*..            1,610           21,381
         Washington Real Estate Investment
            Trust ............................            4,722          105,631
         Winthrop Realty Trust ...............              990            8,841
                                                                  --------------
                                                                       3,337,938
                                                                  --------------

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
         Avatar Holdings, Inc.* ..............              512   $        9,303
         Consolidated Tomoka Land Co. ........              320           11,226
         Forestar Real Estate Group, Inc.* ...            2,998           35,616
         Tejon Ranch Co.* ....................            1,198           31,735
                                                                  --------------
                                                                          87,880
                                                                  --------------
      THRIFTS & MORTGAGE FINANCE -- 1.4%
         Abington Bancorp, Inc. ..............            1,867           14,861
         Astoria Financial Corp. .............            7,450           63,921
         Bank Mutual Corp. ...................            3,831           33,406
         BankFinancial Corp. .................            1,661           14,717
         Beneficial Mutual Bancorp, Inc.* ....            2,557           24,547
         Berkshire Hills Bancorp, Inc. .......            1,111           23,087
         Brookline Bancorp, Inc. .............            4,778           44,531
         Brooklyn Federal Bancorp, Inc. ......              700            7,875
         Clifton Savings Bancorp, Inc. .......              405            4,358
         Danvers Bancorp, Inc. ...............            1,001           13,464
         Dime Community Bancshares ...........            1,893           17,245
         Doral Financial Corp.* ..............            1,568            3,920
         ESSA Bancorp, Inc. ..................            1,417           19,370
         First Defiance Financial Corp. ......            1,470           19,110
         First Financial Holdings, Inc. ......              964            9,062
         First Financial Northwest, Inc. .....            1,937           15,147
         Flushing Financial Corp. ............            1,824           17,054
         Fox Chase Bancorp, Inc.* ............              917            8,794
         Home Federal Bancorp, Inc. ..........              323            3,291
         Kearny Financial Corp. ..............            1,319           15,089
         Meridian Interstate Bancorp, Inc.* ..            1,140            8,493
         MGIC Investment Corp. ...............           10,850           47,740
         NASB Financial, Inc. ................              614           17,560
         NewAlliance Bancshares, Inc. ........            7,905           90,908
         Northwest Bancorp, Inc. .............            1,383           26,083
         OceanFirst Financial Corp. ..........              798            9,552

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      THRIFTS & MORTGAGE FINANCE -- (CONTINUED)
         Ocwen Financial Corp.* ..............            3,946   $       51,180
         Oritani Financial Corp. .............              756           10,365
         Provident Financial Services, Inc. ..            5,825           53,008
         Provident New York Bancorp ..........            3,234           26,260
         Radian Group, Inc. ..................            6,786           18,458
         Rockville Financial, Inc. ...........              773            8,464
         Roma Financial Corp. ................              767            9,772
         The PMI Group, Inc. .................            7,750           15,345
         TrustCo Bank Corp. ..................            5,494           32,470
         United Financial Bancorp, Inc. ......            1,632           22,554
         ViewPoint Financial Group ...........              601            9,153
         Westfield Financial, Inc. ...........            2,324           21,055
         WSFS Financial Corp. ................              508           13,874
                                                                  --------------
                                                                         865,143
                                                                  --------------
      TOTAL FINANCIALS .......................                        12,130,825
                                                                  --------------
   HEALTH CARE -- 14.7%
      BIOTECHNOLOGY -- 3.9%
         Acorda Therapeutics, Inc.* ..........            2,743           77,325
         Affymax, Inc.* ......................            1,515           27,921
         Alkermes, Inc.* .....................            8,673           93,842
         Allos Therapeutics, Inc.* ...........            6,068           50,304
         Alnylam Pharmaceuticals, Inc.* ......            2,698           60,084
         Amicus Therapeutics, Inc.* ..........            1,880           21,526
         Arena Pharmaceuticals, Inc.* ........            5,800           28,942
         Ariad Pharmaceuticals, Inc.* ........           11,580           18,412
         ArQule, Inc.* .......................            2,610           16,025
         Array Biopharma, Inc.* ..............            2,963            9,304
         AVI BioPharma, Inc.* ................           11,560           18,265
         Celera Corp.* .......................            6,033           46,032
         Cell Therapeutics, Inc. .............           38,080           65,498
         Celldex Therapeutics, Inc.* .........              973            7,609
         Cepheid, Inc.* ......................            5,227           49,238
         Chelsea Therapeutics International,
            Inc.* ............................            4,650           19,576
         Cougar Biotechnology, Inc.* .........            1,161           49,877

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      BIOTECHNOLOGY -- (CONTINUED)
         Cubist Pharmaceuticals, Inc.* .......            4,812   $       88,204
         Curis, Inc.* ........................           12,910           20,527
         Cytokinetics, Inc.* .................            6,530           18,480
         Cytori Therapeutics, Inc.* ..........            1,467            5,296
         Dyax Corp.* .........................            3,491            7,471
         Emergent Biosolutions, Inc.* ........              921           13,198
         Enzon Pharmaceuticals, Inc.* ........            2,792           21,973
         Facet Biotech Corp.* ................            1,681           15,616
         Genomic Health, Inc.* ...............            1,270           22,009
         Geron Corp.* ........................            6,417           49,218
         GTx, Inc.* ..........................            1,098           10,135
         Halozyme Therapeutics, Inc.* ........            5,721           39,875
         Hemispherx Biopharma, Inc.* .........            9,290           23,597
         Human Genome Sciences, Inc.* ........            8,610           24,625
         Idenix Pharmaceuticals, Inc.* .......            1,712            6,300
         Idera Pharmaceuticals, Inc.* ........            1,334            7,817
         Immunogen, Inc.* ....................            4,088           35,198
         Immunomedics, Inc.* .................            7,040           17,882
         Incyte Corp.* .......................            4,947           16,276
         Insmed, Inc.* .......................           17,780           17,780
         InterMune, Inc.* ....................            2,596           39,459
         Isis Pharmaceuticals, Inc.* .........            6,732          111,078
         Lexicon Pharmaceuticals, Inc.* ......           16,120           19,989
         Ligand Pharmaceuticals, Inc. -
            Class B* .........................            9,151           26,172
         MannKind Corp.* .....................            3,877           32,218
         Martek Bioscience Corp. .............            2,356           49,829
         Maxygen, Inc.* ......................            1,716           11,532
         Medarex, Inc.* ......................            9,739           81,321
         Medivation, Inc.* ...................            2,211           49,549
         Metabolix, Inc.* ....................            1,156            9,502
         Micromet, Inc.* .....................            4,550           22,659
         Molecular Insight Pharmaceuticals,
            Inc.* ............................            2,540           13,132
         Momenta Pharmaceuticals, Inc.* ......            2,490           29,955

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      BIOTECHNOLOGY -- (CONTINUED)
         Myriad Pharmaceuticals, Inc.* .......            1,882   $        8,749
         Nabi Biopharmaceuticals* ............            4,188           10,135
         Nanosphere, Inc.* ...................            1,299            6,378
         Neurocrine Biosciences, Inc.* .......            3,017            9,745
         Novavax, Inc.* ......................            5,273           17,295
         NPS Pharmaceuticals, Inc.* ..........            3,012           14,036
         Onyx Pharmaceuticals, Inc.* .........            4,854          137,174
         Opko Health, Inc.* ..................           11,160           19,753
         Orexigen Therapeutics, Inc.* ........            1,905            9,773
         Osiris Therapeutics, Inc.* ..........            1,494           20,064
         PDL BioPharma, Inc. .................            8,896           70,278
         Pharmasset, Inc.* ...................            2,478           27,877
         Poniard Pharmaceuticals, Inc.* ......            3,760           22,447
         Progenics Pharmaceuticals, Inc.* ....            1,706            8,786
         Protalix BioTherapeutics, Inc.* .....            4,010           18,125
         Regeneron Pharmaceuticals, Inc.* ....            4,622           82,826
         Repligen Corp.* .....................            3,750           20,625
         Rigel Pharmaceuticals, Inc.* ........            3,531           42,796
         Sangamo Biosciences, Inc.* ..........            4,685           23,144
         Savient Pharmaceuticals, Inc.* ......            4,618           64,005
         Seattle Genetics, Inc.* .............            5,035           48,940
         SIGA Technologies, Inc.* ............            2,580           21,775
         StemCells, Inc.* ....................           11,150           18,955
         Synta Pharmaceuticals Corp.* ........            2,000            4,620
         Theravance, Inc.* ...................            3,776           55,281
         Vanda Pharmaceuticals, Inc.* ........            2,190           25,776
         Zymogenetics, Inc.* .................            2,575           11,845
                                                                  --------------
                                                                       2,438,855
                                                                  --------------
      HEALTH CARE EQUIPMENT & SUPPLIES -- 3.9%
         Abaxis, Inc.* .......................            1,401           28,776
         Abiomed, Inc.* ......................            2,082           18,363
         AccuRay, Inc.* ......................            2,390           15,941

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      HEALTH CARE EQUIPMENT & SUPPLIES -- (CONTINUED)
         Align Technology, Inc.* .............            4,311   $       45,697
         Alphatec Holdings, Inc.* ............            6,300           20,916
         American Medical Systems Holdings,
            Inc.* ............................            6,414          101,341
         Analogic Corp. ......................            1,048           38,724
         AngioDynamics, Inc.* ................            1,729           22,944
         Atrion Corp. ........................              190           25,477
         ATS Medical, Inc.* ..................            9,020           29,676
         Cantel Medical Corp.* ...............            1,044           16,944
         Cardiac Science Corp.* ..............            1,667            6,701
         Clarient, Inc.* .....................            5,410           20,125
         Conceptus, Inc.* ....................            1,941           32,803
         Conmed Corp.* .......................            2,223           34,501
         Cryolife, Inc.* .....................            1,550            8,587
         Cyberonics, Inc.* ...................            2,780           46,231
         Cynosure, Inc. - Class A* ...........              603            4,613
         DexCom, Inc.* .......................            5,283           32,702
         Electro-Optical Sciences, Inc.* .....            2,310           17,995
         Endologix, Inc.* ....................            5,640           18,838
         ev3, Inc.* ..........................            6,535           70,055
         Exactech, Inc.* .....................              622            9,019
         Greatbatch, Inc.* ...................            1,901           42,982
         Haemonetics Corp.* ..................            2,415          137,655
         Hansen Medical, Inc.* ...............            1,503            7,425
         I-Flow Corp.* .......................            1,017            7,058
         ICU Medical, Inc.* ..................            1,117           45,965
         Immucor, Inc.* ......................            6,469           89,013
         Insulet Corp.* ......................            1,551           11,943
         Integra LifeSciences
            Holdings Corp.* ..................            1,627           43,132
         Invacare Corp. ......................            2,134           37,665
         IRIS International, Inc.* ...........            1,005           11,859
         Kensey Nash Corp.* ..................              558           14,625
         MAKO Surgical Corp.* ................            3,020           27,240
         Masimo Corp.* .......................            4,231          102,009
         Medical Action Industries, Inc.* ....            1,124           12,870
         Meridian Bioscience, Inc. ...........            3,024           68,282
         Merit Medical Systems, Inc.* ........            2,522           41,109
         Micrus Endovascular Corp.* ..........              929            8,398
         Natus Medical, Inc.* ................            1,753           20,230
         Neogen Corp.* .......................            1,409           40,833
         NuVasive, Inc.* .....................            3,090          137,814
         NxStage Medical, Inc.* ..............            2,581           15,228

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      HEALTH CARE EQUIPMENT & SUPPLIES -- (CONTINUED)
         OraSure Technologies, Inc.* .........            3,287   $        8,119
         Orthofix International N.V.* ........            1,421           35,539
         Orthovita, Inc.* ....................            7,608           39,181
         Palomar Medical Technologies,
            Inc.* ............................            1,403           20,568
         Quidel Corp.* .......................            2,617           38,103
         Rockwell Medical Technologies,
            Inc.* ............................            3,110           23,480
         RTI Biologics, Inc.* ................            4,000           17,160
         Sirona Dental Systems, Inc.* ........            1,742           34,823
         Somanetics Corp.* ...................              632           10,434
         SonoSite, Inc.* .....................            1,015           20,361
         Spectranetics Corp.* ................            2,018            9,949
         Stereotaxis, Inc.* ..................            2,246            8,714
         STERIS Corp. ........................            4,790          124,923
         SurModics, Inc.* ....................            1,630           36,887
         Symmetry Medical, Inc.* .............            2,878           26,823
         Synovis Life Technologies, Inc.* ....              634           13,168
         Thoratec Corp.* .....................            4,576          122,545
         TomoTherapy, Inc.* ..................            4,263           11,723
         TranS1, Inc.* .......................              847            5,277
         Utah Medical Products, Inc. .........            1,380           36,860
         Vascular Solutions, Inc.* ...........            2,690           21,036
         Volcano Corp.* ......................            3,319           46,400
         West Pharmaceutical Services, Inc. ..            2,328           81,131
         Wright Medical Group, Inc.* .........            3,110           50,569
         Zoll Medical Corp.* .................            1,833           35,450
                                                                  --------------
                                                                       2,469,527
                                                                  --------------
      HEALTH CARE PROVIDERS & SERVICES -- 3.5%
         Air Methods Corp.* ..................              781           21,368
         Alliance Imaging, Inc.* .............            3,130           22,943
         Allion Healthcare, Inc.* ............            3,280           19,516
         Almost Family, Inc.* ................              338            8,825
         Amedisys, Inc.* .....................            1,986           65,578
         AMERIGROUP Corp.* ...................            4,248          114,059
         AMN Healthcare Services, Inc.* ......            2,108           13,449
         AmSurg Corp.* .......................            2,550           54,672
         Assisted Living Concepts, Inc.* .....              752           10,942

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      HEALTH CARE PROVIDERS & SERVICES -- (CONTINUED)
         Bio-Reference Labs, Inc.* ...........            1,209   $       38,216
         BioScrip, Inc.* .....................            3,990           23,621
         Capital Senior Living Corp.* ........            2,468           11,229
         CardioNet, Inc.* ....................            1,800           29,376
         Catalyst Health Solutions, Inc.* ....            3,206           79,958
         Centene Corp.* ......................            3,007           60,080
         Chemed Corp. ........................            2,415           95,344
         Chindex International, Inc.* ........              511            6,321
         Corvel Corp.* .......................              410            9,336
         Cross Country Healthcare, Inc.* .....            2,414           16,584
         Emergency Medical Services Corp. -
            Class A* .........................              692           25,479
         Emeritus Corp.* .....................            1,436           18,970
         Genoptix, Inc.* .....................              955           30,550
         Gentiva Health Services, Inc.* ......            1,957           32,212
         Hanger Orthopedic Group, Inc.* ......            2,653           36,054
         HealthSouth Corp.* ..................            7,464          107,780
         Healthspring, Inc.* .................            3,433           37,282
         Healthways, Inc.* ...................            3,250           43,713
         HMS Holdings Corp.* .................            2,359           96,058
         inVentiv Health, Inc.* ..............            2,397           32,431
         IPC The Hospitalist Co., Inc.* ......            1,520           40,569
         Kindred Healthcare, Inc.* ...........            3,399           42,046
         Landauer, Inc. ......................              916           56,187
         LHC Group, Inc.* ....................            1,397           31,027
         Magellan Health Services, Inc.* .....            2,865           94,029
         Medcath Corp.* ......................            1,454           17,099
         Molina Healthcare, Inc.* ............            1,088           26,025
         MWI Veterinary Supply, Inc.* ........              900           31,374
         National HealthCare Corp. ...........              936           35,512
         Nighthawk Radiology Holdings,
            Inc.* ............................            2,522            9,331
         Odyssey Healthcare, Inc.* ...........            2,633           27,067
         Owens & Minor, Inc. .................            3,271          143,335
         PharMerica Corp.* ...................            2,119           41,596

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      HEALTH CARE PROVIDERS & SERVICES -- (CONTINUED)
         Providence Service Corp.* ...........            1,280   $       14,016
         PSS World Medical, Inc.* ............            4,522           83,702
         Psychiatric Solutions, Inc.* ........            4,717          107,265
         RadNet, Inc.* .......................            3,431            7,720
         RehabCare Group, Inc.* ..............            1,502           35,943
         Res-Care, Inc.* .....................            2,075           29,673
         Skilled Healthcare Group, Inc. -
            Class A* .........................            1,569           11,768
         Sun Healthcare Group, Inc.* .........            2,620           22,113
         Sunrise Senior Living, Inc.* ........            6,460           10,659
         The Ensign Group, Inc. ..............              569            8,097
         Triple-S Management Corp. -
            Class B* .........................            1,271           19,815
         U.S. Physical Therapy, Inc.* ........              812           11,977
         Universal American Corp.* ...........            3,383           29,500
         WellCare Health Plans, Inc.* ........            3,520           65,085
                                                                  --------------
                                                                       2,214,476
                                                                  --------------
      HEALTH CARE TECHNOLOGY -- 0.9%
         AMICAS, Inc.* .......................            6,750           18,765
         Athenahealth, Inc.* .................            2,820          104,368
         Computer Programs & Systems, Inc. ...              883           33,828
         Eclipsys Corp.* .....................            5,121           91,051
         MedAssets, Inc.* ....................            3,949           76,808
         Merge Healthcare, Inc.* .............            4,580           19,694
         Omnicell, Inc.* .....................            3,258           35,024
         Phase Forward, Inc.* ................            3,363           50,815
         Quality Systems, Inc. ...............            2,068          117,793
         Transcend Services, Inc.* ...........            1,480           23,458
         Vital Images, Inc.* .................            1,210           13,734
                                                                  --------------
                                                                         585,338
                                                                  --------------
      LIFE SCIENCES TOOLS & SERVICES -- 1.0%
         Accelrys, Inc.* .....................            2,562           15,141
         Affymetrix, Inc.* ...................            5,084           30,148
         Albany Molecular Research, Inc.* ....            1,747           14,657

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      LIFE SCIENCES TOOLS & SERVICES -- (CONTINUED)
         AMAG Pharmaceuticals, Inc.* .........            1,270   $       69,431
         Bruker Corp.* .......................            3,366           31,169
         Cambrex Corp.* ......................            2,214            9,122
         Clinical Data, Inc.* ................              845            9,312
         Dionex Corp.* .......................            1,345           82,085
         Enzo Biochem, Inc.* .................            2,252            9,976
         eResearch Technology, Inc.* .........            2,783           17,282
         Exelixis, Inc.* .....................            7,862           38,288
         Kendle International, Inc.* .........              866           10,600
         Life Sciences Research, Inc.* .......              521            3,736
         Luminex, Corp.* .....................            3,118           57,808
         Nektar Therapeutics* ................            6,792           44,012
         Paraxel International Corp.* ........            4,429           63,689
         Sequenom, Inc.* .....................            4,428           17,314
         Varian, Inc.* .......................            2,186           86,194
                                                                  --------------
                                                                         609,964
                                                                  --------------
      PHARMACEUTICALS -- 1.5%
         Acura Pharmaceuticals, Inc.* ........            1,700           10,166
         Adolor Corp.* .......................            2,670            4,699
         Ardea Biosciences, Inc.* ............              886           13,946
         Auxilium Pharmaceuticals, Inc.* .....            3,661          114,882
         AVANIR Pharmaceuticals, Inc. -
            Class A*                                      8,700           19,314
         Biodel, Inc.* .......................            1,021            5,268
         Biomimetic Therapeutics, Inc.* ......              839            7,752
         Biospecifics Technologies Corp.* ....              990           23,592
         BMP Sunstone Corp.* .................            1,953            9,257
         Cadence Pharmaceuticals, Inc.* ......            1,539           15,375
         Caraco Pharmaceutical Laboratories,
            Ltd.* ............................            1,004            3,082
         Cypress Bioscience, Inc.* ...........            2,354           22,175
         Depomed, Inc.* ......................            4,260           13,845
         Discovery Laboratories, Inc.* .......           18,680           19,240
         Durect Corp.* .......................            5,105           12,150
         Hi-Tech Pharmacal Co., Inc.* ........            2,220           19,758

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      PHARMACEUTICALS -- (CONTINUED)
         Impax Laboratories, Inc.* ...........            5,760   $       42,394
         Inspire Pharmaceuticals, Inc.* ......            2,854           15,868
         ISTA Pharmaceuticals, Inc.* .........            4,330           18,186
         KV Pharmaceutical Co. - Class A* ....            4,263           13,684
         MAP Pharmaceuticals, Inc.* ..........              284            3,470
         Matrixx Initiatives, Inc.* ..........            5,970           33,372
         Medicis Pharmaceutical Corp. -
            Class A ..........................            5,287           86,284
         Noven Pharmaceuticals, Inc.* ........            3,072           43,930
         Obagi Medical Products, Inc.* .......              870            6,342
         Optimer Pharmaceuticals, Inc.* ......            2,365           35,404
         Pain Therapeutics, Inc.* ............            1,910           10,257
         Par Pharmaceutical Cos., Inc.* ......            2,870           43,481
         Pozen, Inc.* ........................            2,105           16,166
         Questcor Pharmaceuticals, Inc.* .....            5,289           26,445
         Salix Pharmaceuticals, Ltd.* ........            4,057           40,043
         Santarus, Inc.* .....................            6,610           18,640
         Spectrum Pharmaceuticals, Inc.* .....            3,860           29,529
         Sucampo Pharmaceuticals, Inc. -
            Class A* .........................              892            5,504
         The Medicines Co.* ..................            4,299           36,069
         ViroPharma, Inc.* ...................            7,484           44,380
         Vivus, Inc.* ........................            4,686           28,491
         XenoPort, Inc.* .....................            2,034           47,128
                                                                  --------------
                                                                         959,568
                                                                  --------------
         TOTAL HEALTH CARE ...................                         9,277,728
                                                                  --------------
   INDUSTRIALS -- 15.5%
         AEROSPACE & DEFENSE -- 1.8%
            AAR Corp.* .......................            2,976           47,765
            Aerovironment, Inc.* .............            1,074           33,144
            American Science & Engineering,
               Inc. ..........................              924           63,867
            Applied Signal Technology, Inc. ..            1,866           47,602
            Argon ST, Inc.* ..................              757           15,571

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      AEROSPACE & DEFENSE -- (CONTINUED)
         Ascent Solar Technologies, Inc.* ....            2,720   $       21,270
         Axsys Technologies, Inc.* ...........              815           43,717
         Ceradyne, Inc.* .....................            1,872           33,059
         Cubic Corp. .........................            1,308           46,813
         Curtiss-Wright Corp. ................            3,596          106,909
         Ducommun, Inc. ......................            1,194           22,435
         DynCorp International, Inc. -
            Class A* .........................            1,878           31,532
         Esterline Technologies Corp.* .......            2,427           65,699
         GenCorp, Inc.* ......................            3,309            6,320
         HEICO Corp. .........................            1,983           71,904
         Herley Industries, Inc.* ............            1,153           12,648
         Hexcel Corp.* .......................            8,243           78,556
         Ladish Co., Inc.* ...................            1,340           17,380
         LMI Aerospace, Inc.* ................              657            6,649
         Moog, Inc. - Class A* ...............            3,576           92,297
         Orbital Sciences Corp.* .............            5,371           81,478
         Stanley, Inc.* ......................              432           14,204
         Taser International, Inc.* ..........            5,621           25,632
         Teledyne Technologies, Inc.* ........            3,074          100,673
         Triumph Group, Inc. .................            1,500           60,000
                                                                  --------------
                                                                       1,147,124
                                                                  --------------
      AIR FREIGHT & LOGISTICS -- 0.3%
         Air Transport Services Group,
            Inc.* ............................            8,390           19,465
         Atlas Air Worldwide Holdings,
            Inc.* ............................            1,194           27,689
         Dynamex, Inc.* ......................              500            7,695
         Forward Air Corp. ...................            2,141           45,646
         Hub Group, Inc. - Class A* ..........            2,992           61,755
         Pacer International, Inc. ...........            2,615            5,831
                                                                  --------------
                                                                         168,081
                                                                  --------------
      AIRLINES -- 0.6%
         AirTran Holdings, Inc.* .............           11,832           73,240
         Alaska Air Group, Inc.* .............            2,537           46,326
         Allegiant Travel Co.* ...............            1,084           42,970
         Hawaiian Holdings, Inc.* ............            6,213           37,402
         JetBlue Airways Corp.* ..............           20,464           87,381
         Republic Airways Holdings, Inc.* ....            3,021           19,727

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      AIRLINES -- (CONTINUED)
         SkyWest, Inc. .......................            4,603   $       46,951
         UAL Corp.* ..........................           10,892           34,745
         US Airways Group, Inc.* .............            9,316           22,638
                                                                  --------------
                                                                         411,380
                                                                  --------------
      BUILDING PRODUCTS -- 0.6%
         AAON, Inc. ..........................              652           12,988
         American Woodmark Corp. .............              645           15,448
         Ameron International Corp. ..........              727           48,738
         Apogee Enterprises, Inc. ............            2,037           25,055
         Gibraltar Industries, Inc. ..........            2,250           15,457
         Griffon Corp.* ......................            4,629           38,513
         Insteel Industries, Inc. ............            1,260           10,382
         NCI Building Systems, Inc.* .........            1,690            4,462
         Quanex Building Products Corp. ......            2,783           31,225
         Simpson Manufacturing Co., Inc. .....            3,401           73,530
         Trex Co., Inc.* .....................            1,129           15,095
         Universal Forest Products, Inc. .....            1,976           65,386
                                                                  --------------
                                                                         356,279
                                                                  --------------
      COMMERCIAL SERVICES & SUPPLIES -- 2.5%
         ABM Industries, Inc. ................            4,009           72,443
         ACCO Brands Corp.* ..................            2,700            7,614
         American Ecology Corp. ..............            1,674           29,998
         American Reprographics Co.* .........            3,858           32,099
         AMREP Corp.* ........................              277            3,055
         APAC Customer Services, Inc.* .......            3,800           19,494
         ATC Technology Corp.* ...............            1,779           25,795
         Bowne & Co., Inc. ...................            2,817           18,339
         Cenveo, Inc.* .......................            3,003           12,703
         Clean Harbors, Inc.* ................            1,777           95,940
         Comfort Systems USA, Inc. ...........            2,501           25,635
         Consolidated Graphics, Inc.* ........              752           13,100
         Cornell Cos., Inc.* .................              843           13,665
         Courier Corp. .......................              824           12,574
         Deluxe Corp. ........................            3,775           48,358
         Energy Solutions, Inc. ..............            6,271           57,693
         EnerNOC, Inc.* ......................              764           16,556

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      COMMERCIAL SERVICES & SUPPLIES -- (CONTINUED)
         Ennis, Inc. .........................            1,949   $       24,285
         Fuel Tech, Inc.* ....................            1,231           11,941
         G & K Services, Inc. - Class A ......            1,574           33,290
         GeoEye, Inc.* .......................            1,359           32,018
         Healthcare Services Group, Inc. .....            3,070           54,892
         Herman Miller, Inc. .................            4,965           76,163
         HNI Corp. ...........................            3,873           69,946
         Innerworkings, Inc.* ................            1,930            9,167
         Interface, Inc. - Class A ...........            4,185           25,947
         Kimball International, Inc. -
            Class B ..........................            2,860           17,846
         Knoll, Inc. .........................            4,372           33,140
         M&F Worldwide Corp.* ................            1,083           21,660
         McGrath RentCorp ....................            1,520           28,971
         Metalico, Inc.* .....................            1,773            8,262
         Mine Safety Appliances Co. ..........            2,263           54,538
         Mobile Mini, Inc.* ..................            3,188           46,768
         Multi-Color Corp. ...................              681            8,349
         Perma-Fix Environmental Services* ...            8,310           20,110
         Rollins, Inc. .......................            3,061           52,986
         Schawk, Inc. ........................            1,303            9,786
         Standard Parking Corp.* .............              568            9,253
         Standard Register Co. ...............            1,208            3,938
         Steelcase, Inc. - Class A ...........            6,330           36,841
         Sykes Enterprises, Inc.* ............            2,492           45,080
         Team, Inc.* .........................            1,934           30,306
         Tetra Tech, Inc.* ...................            4,964          142,219
         The GEO Group, Inc.* ................            3,873           71,960
         United Stationers, Inc.* ............            1,979           69,028
         Viad Corp. ..........................            2,405           41,414
         Waste Services, Inc.* ...............            1,897            9,826
                                                                  --------------
                                                                       1,604,991
                                                                  --------------
      CONSTRUCTION & ENGINEERING -- 0.9%
         Dycom Industries, Inc.* .............            3,447           38,158
         EMCOR Group, Inc.* ..................            5,282          106,274
         Furmanite Corp.* ....................            2,481           11,065
         Granite Construction, Inc. ..........            2,770           92,186
         Great Lakes Dredge & Dock Corp. .....            3,486           16,663
         Insituform Technologies, Inc. -
            Class A* .........................            3,143           53,337

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      CONSTRUCTION & ENGINEERING -- (CONTINUED)
         Integrated Electrical Services,
            Inc.* ............................              696   $        5,436
         Layne Christensen Co.* ..............            1,830           37,423
         MasTec, Inc.* .......................            3,424           40,129
         Michael Baker Corp.* ................              534           22,620
         MYR Group, Inc.* ....................            1,550           31,341
         Northwest Pipe Co.* .................              951           33,057
         Orion Marine Group, Inc.* ...........            2,378           45,182
         Pike Electric Corp.* ................            1,200           14,460
         Sterling Construction Co., Inc.* ....              675           10,301
         Tutor Perini Corp.* .................            2,301           39,945
                                                                  --------------
                                                                         597,577
                                                                  --------------
      ELECTRICAL EQUIPMENT -- 2.3%
         Acuity Brands, Inc. .................            3,593          100,784
         Advanced Battery Technologies,
            Inc.* ............................            3,809           15,312
         American Superconductor Corp.* ......            3,795           99,619
         AZZ, Inc.* ..........................              957           32,930
         Baldor Electric Co. .................            3,897           92,710
         Belden, Inc. ........................            3,674           61,356
         Brady Corp. - Class A ...............            4,249          106,735
         Broadwind Energy, Inc.* .............            2,530           28,640
         China BAK Battery, Inc.* ............            2,544            7,505
         Encore Wire Corp. ...................            1,487           31,747
         Ener1, Inc.* ........................            5,710           31,177
         Energy Conversion Devices, Inc.* ....            4,085           57,803
         EnerSys, Inc.* ......................            3,407           61,973
         Evergreen Solar, Inc.* ..............           12,477           27,075
         Franklin Electric Co., Inc. .........            2,146           55,624
         FuelCell Energy, Inc.* ..............            3,384           14,145
         Fushi Copperweld, Inc.* .............            1,190            9,841
         GrafTech International, Ltd.* .......           10,984          124,229
         GT Solar International, Inc.* .......            2,544           13,534
         Harbin Electric, Inc.* ..............              611            9,556
         II-VI, Inc.* ........................            1,897           42,056
         LaBarge, Inc.* ......................              771            7,147
         LSI Industries, Inc. ................            1,623            8,845
         Microvision, Inc.* ..................            9,220           28,305

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      ELECTRICAL EQUIPMENT -- (CONTINUED)
         Orion Energy Systems , Inc* .........            1,038   $        3,893
         Polypore International, Inc.* .......            1,437           15,979
         Powell Industries, Inc.* ............              709           26,283
         Power-One, Inc.* ....................           13,100           19,519
         PowerSecure International, Inc.* ....              746            3,178
         Preformed Line Products Co. .........              194            8,548
         Regal-Beloit Corp. ..................            3,057          121,424
         Smith (A.O.) Corp. ..................            1,589           51,754
         Ultralife Corp.* ....................              837            6,001
         Valence Technology, Inc.* ...........            4,230            7,572
         Vicor Corp. .........................            1,799           12,989
         Woodward Governor Co. ...............            4,691           92,882
                                                                  --------------
                                                                       1,438,670
                                                                  --------------
      INDUSTRIAL CONGLOMERATES -- 0.3%
         Otter Tail Corp. ....................            3,368           73,557
         Raven Industries, Inc. ..............            1,301           33,305
         Seaboard Corp. ......................               27           30,294
         Standex International Corp. .........              918           10,649
         Tredegar Industries Corp. ...........            1,918           25,548
                                                                  --------------
                                                                         173,353
                                                                  --------------
      MACHINERY -- 2.6%
         3-D Systems Corp.* ..................            1,445           10,418
         Actuant Corp. - Class A .............            4,300           52,460
         Alamo Group, Inc. ...................              769            7,767
         Albany International Corp. -
            Class A ..........................            2,170           24,695
         Altra Holdings, Inc.* ...............            1,663           12,456
         American Railcar Industries, Inc. ...              589            4,865
         Ampco-Pittsburgh Corp. ..............              586           13,742
         Astec Industries, Inc.* .............            1,421           42,189
         Badger Meter, Inc. ..................            1,148           47,068
         Barnes Group, Inc. ..................            4,015           47,738
         Blount International, Inc.* .........            2,970           25,572
         Briggs & Stratton Corp. .............            3,748           49,998
         Cascade Corp. .......................              613            9,642
         Chart Industries, Inc.* .............            2,219           40,341

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      MACHINERY -- (CONTINUED)
         China Fire & Security Group, Inc.* ..            1,071   $       13,034
         CIRCOR International, Inc. ..........            1,598           37,729
         Clarcor, Inc. .......................            3,858          112,615
         Colfax Corp.* .......................            1,325           10,229
         Columbus McKinnon Corp.* ............            1,635           20,683
         Dynamic Materials Corp. .............              835           16,099
         Energy Recovery, Inc.* ..............            1,509           10,684
         EnPro Industries, Inc.* .............            1,557           28,042
         ESCO Technologies, Inc.* ............            2,182           97,754
         Federal Signal Corp. ................            3,989           30,516
         Flander Corp.* ......................            2,740           16,741
         Flow International, Corp.* ..........            1,441            3,386
         Force Protection, Inc.* .............            6,684           59,087
         FreightCar America, Inc. ............              913           15,348
         Graham Corp. ........................              495            6,583
         Greenbrier Cos., Inc. ...............            1,730           12,439
         Hurco Cos., Inc.* ...................              569            8,893
         John Bean Technologies Corp. ........            2,590           32,427
         K-Tron International, Inc.* .........              131           10,438
         Kadant, Inc.* .......................            1,164           13,142
         Kaydon Corp. ........................            2,982           97,094
         L.B. Foster Co. - Class A* ..........              856           25,740
         Lindsay Corp. .......................              938           31,048
         Met-Pro Corp. .......................              770            8,331
         Middleby Corp.* .....................            1,344           59,028
         Mueller Industries, Inc. ............            3,176           66,061
         Mueller Water Products, Inc. -
            Class A ..........................           12,950           48,433
         NACCO Industries, Inc. - Class A ....              566           16,255
         Nordson Corp. .......................            2,777          107,359
         Omega Flex, Inc. ....................              150            2,274
         PMFG, Inc.* .........................            1,247           10,986
         RBC Bearings, Inc.* .................            1,577           32,250
         Robbins & Myers, Inc. ...............            2,123           40,868
         Sauer-Danfoss, Inc. .................            1,244            7,626
         Sun Hydraulics Corp. ................              665           10,753
         Tecumseh Products Co. - Class A* ....            1,442           14,002
         Tennant Co. .........................            1,111           20,431

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      MACHINERY -- (CONTINUED)
         The Gorman-Rupp Co. .................            1,150   $       23,195
         Titan International, Inc. ...........            3,925           29,320
         TriMas Corp.* .......................              790            2,662
         Twin Disc, Inc. .....................              833            5,673
         Watts Water Technologies, Inc. -
            Class A ..........................            2,344           50,490
                                                                  --------------
                                                                       1,654,699
                                                                  --------------
      MARINE -- 0.2%
         American Commercial Lines, Inc.* ....              564            8,731
         Eagle Bulk Shipping, Inc. ...........            3,288           15,421
         Genco Shipping & Trading, Ltd. ......            2,069           44,939
         Horizon Lines, Inc. - Class A .......            2,278            8,793
         International Shipholding Corp. .....              375           10,110
         TBS International, Ltd. - Class A* ..              634            4,951
         Ultrapetrol Bahamas, Ltd.* ..........            3,443           15,252
                                                                  --------------
                                                                         108,197
                                                                  --------------
      PROFESSIONAL SERVICES -- 1.6%
         Acacia Research - Acacia
            Technologies* ....................            3,160           24,869
         Administaff, Inc. ...................            1,851           43,073
         CBIZ, Inc.* .........................            2,337           16,640
         CDI Corp. ...........................            1,113           12,410
         COMSYS IT Partners, Inc.* ...........            2,404           14,063
         CoStar Group, Inc.* .................            1,409           56,177
         CRA International, Inc.* ............              707           19,626
         Diamond Management & Technology
            Consultants, Inc. ................            4,350           18,270
         Duff & Phelps Corp. - Class A .......            1,654           29,408
         Exponent, Inc.* .....................            1,287           31,544
         First Advantage Corp. - Class A* ....              877           13,339
         GP Strategies Corp.* ................            2,920           17,199
         Heidrick & Struggles International,
            Inc. .............................            1,560           28,470
         Hill International, Inc.* ...........            1,739            7,478

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      PROFESSIONAL SERVICES -- (CONTINUED)
         Huron Consulting Group, Inc.* .......            1,472   $       68,051
         ICF International, Inc.* ............              407           11,229
         Kelly Services, Inc. - Class A ......            2,277           24,933
         Kforce, Inc.* .......................            2,263           18,715
         Korn/Ferry International, Inc.* .....            3,984           42,390
         MPS Group, Inc.* ....................            8,156           62,312
         Navigant Consulting, Inc.* ..........            3,662           47,313
         Odyssey Marine Exploration, Inc.* ...            3,565            5,704
         On Assignment, Inc.* ................            2,935           11,476
         Resources Connection, Inc.* .........            3,245           55,717
         School Specialty, Inc.* .............            1,716           34,680
         Spherion Corp.* .....................            3,874           15,961
         The Advisory Board Co.* .............            1,778           45,695
         The Corporate Executive Board Co. ...            2,840           58,958
         Trueblue, Inc.* .....................            3,561           29,912
         Volt Information Sciences, Inc.* ....            1,493            9,361
         VSE Corp. ...........................              296            7,743
         Watson Wyatt Worldwide, Inc. -
            Class A ..........................            3,307          124,112
                                                                  --------------
                                                                       1,006,828
                                                                  --------------
      ROAD & RAIL -- 1.0%
         Amerco, Inc.* .......................              722           26,822
         Arkansas Best Corp. .................            2,516           66,297
         Avis Budget Group, Inc.* ............            8,550           48,307
         Celadon Group, Inc.* ................            1,858           15,589
         Dollar Thrifty Automotive Group,
            Inc.* ............................            2,570           35,851
         Genesee & Wyoming, Inc. - Class A* ..            2,457           65,135
         Heartland Express, Inc. .............            4,898           72,098
         Knight Transportation, Inc. .........            5,107           84,521
         Marten Transport, Ltd.* .............            1,279           26,552
         Old Dominion Freight Line, Inc.* ....            2,277           76,439
         Patriot Transportation Holding,
            Inc.*.............................              100            7,293
         Saia, Inc.* .........................            1,179           21,234

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      ROAD & RAIL -- (CONTINUED)
         Universal Truckload Services, Inc. ..              380   $        5,947
         Werner Enterprises, Inc. ............            2,881           52,204
         YRC Worldwide, Inc.* ................            4,989            8,631
                                                                  --------------
                                                                         612,920
                                                                  --------------
      TRADING COMPANIES & DISTRIBUTORS -- 0.8%
         Aceto Corp. .........................            1,723           11,493
         Aircastle, Ltd. .....................            3,375           24,806
         Applied Industrial Technologies,
            Inc. .............................            3,180           62,646
         Beacon Roofing Supply, Inc.* ........            3,204           46,330
         DXP Enterprises, Inc.* ..............              390            4,473
         H&E Equipment Services, Inc.* .......            1,425           13,324
         Houston Wire & Cable Co. ............            1,199           14,280
         Interline Brands, Inc.* .............            2,748           37,593
         Kaman Corp. .........................            2,202           36,773
         Lawson Products, Inc. ...............              430            6,110
         RSC Holdings, Inc.* .................            4,794           32,216
         Rush Enterprises, Inc. - Class A* ...            3,080           35,882
         TAL International Group, Inc. .......            1,089           11,870
         Textainer Group Holdings, Ltd. ......            1,164           13,374
         Titan Machinery, Inc.* ..............              780            9,898
         United Rentals, Inc.* ...............            4,950           32,126
         Watsco, Inc. ........................            2,043           99,964
                                                                  --------------
                                                                         493,158
                                                                  --------------
      TRANSPORTATION INFRASTRUCTURE -- 0.0%
         CAI International, Inc.* ............            1,441            7,349
                                                                  --------------
         TOTAL INDUSTRIALS ...................                         9,780,606
                                                                  --------------
   INFORMATION TECHNOLOGY -- 19.8%
      COMMUNICATIONS EQUIPMENT -- 3.7%
         3Com Corp.* .........................           32,546          153,292
         Acme Packet, Inc.* ..................            3,423           34,641
         ADC Telecommunications, Inc.* .......            8,030           63,919
         Adtran, Inc. ........................            4,521           97,066
         Airvana, Inc.* ......................            3,407           21,703
         Anaren, Inc.* .......................            1,241           21,941
         Arris Group, Inc.* ..................           10,311          125,382

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      COMMUNICATIONS EQUIPMENT -- (CONTINUED)
         Aruba Networks, Inc.* ...............            5,395   $       47,152
         Avocent Corp.* ......................            3,939           54,988
         Bel Fuse, Inc. - Class B ............              937           15,030
         Bigband Networks, Inc.* .............            4,057           20,975
         Black Box Corp. .....................            1,388           46,456
         Blue Coat Systems, Inc.* ............            4,034           66,722
         Cogo Group, Inc.* ...................            1,589            9,486
         Comtech Telecommunications Corp.* ...            2,209           70,423
         DG FastChannel, Inc.* ...............            1,097           20,075
         Digi International, Inc.* ...........            1,982           19,325
         EMS Technologies, Inc.* .............            1,273           26,606
         Emulex Corp.* .......................            6,180           60,440
         Extreme Networks, Inc.* .............            7,086           14,172
         Globecomm Systems, Inc.* ............            1,996           14,351
         Harmonic, Inc.* .....................            7,542           44,422
         Harris Stratex Networks, Inc. -
            Class A* .........................            5,088           32,970
         Hughes Communications, Inc.* ........              654           14,931
         Infinera Corp.* .....................            6,826           62,321
         InterDigital, Inc.* .................            3,358           82,070
         Ixia* ...............................            3,095           20,860
         Loral Space & Communications,
            Inc.* ............................            1,111           28,608
         Netgear, Inc.* ......................            2,857           41,169
         Oplink Communications, Inc.* ........            1,661           18,935
         Opnext, Inc.* .......................            3,388            7,250
         Palm, Inc.* .........................           11,956          198,111
         Parkervision, Inc.* .................            1,499            4,587
         PC-Tel, Inc.* .......................            1,868            9,994
         Plantronics, Inc. ...................            4,386           82,939
         Polycom, Inc.* ......................            7,061          143,127
         Powerwave Technologies, Inc.* .......           12,570           20,238
         Riverbed Technology, Inc.* ..........            4,934          114,419
         Seachange International, Inc.* ......            2,330           18,710
         ShoreTel, Inc.* .....................            2,960           23,680
         Sonus Networks, Inc.* ...............           14,300           23,023
         Starent Networks Corp.* .............            3,259           79,552
         Sycamore Networks, Inc.* ............           15,954           49,936

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------

      COMMUNICATIONS EQUIPMENT -- (CONTINUED)
         Symmetricom, Inc.* ..................            4,128   $       23,819
         Tekelec* ............................            5,753           96,823
         UTStarcom, Inc.* ....................            8,620           14,051
         Viasat, Inc.* .......................            2,102           53,895
                                                                  --------------
                                                                       2,314,585
                                                                  --------------
      COMPUTERS & PERIPHERALS -- 1.0%
         3Par, Inc.* .........................            1,688           20,931
         Adaptec, Inc.* ......................           10,777           28,559
         Avid Technology, Inc.* ..............            2,507           33,619
         Compellent Technologies, Inc.* ......              684           10,431
         Cray, Inc.* .........................            2,840           22,379
         Data Domain, Inc.* ..................            2,821           94,080
         Electronics for Imaging, Inc.* ......            3,608           38,461
         Imation Corp. .......................            2,568           19,542
         Immersion Corp.* ....................            1,927            9,519
         Intermec, Inc.* .....................            4,562           58,850
         Intevac, Inc.* ......................            2,196           19,127
         Isilon Systems, Inc.* ...............            3,760           15,942
         Netezza Corp.* ......................            3,558           29,603
         Novatel Wireless, Inc.* .............            2,481           22,379
         Rimage Corp.* .......................              794           13,188
         Silicon Graphics International
            Corp.*                                        4,088           18,560
         STEC, Inc.* .........................            2,066           47,911
         Stratasys, Inc.* ....................            2,330           25,607
         Super Micro Computer, Inc.* .........            1,598           12,241
         Synaptics, Inc.* ....................            2,963          114,520
                                                                  --------------
                                                                         655,449
                                                                  --------------
      ELECTRONIC EQUIPMENT, INSTRUMENTS &
         COMPONENTS -- 2.1%
         Agilysys, Inc. ......................            2,374           11,110
         Anixter International, Inc.* ........            2,595           97,546
         Benchmark Electronics, Inc.* ........            5,350           77,040
         Brightpoint, Inc.* ..................            4,435           27,807
         Checkpoint Systems, Inc.* ...........            3,583           56,217
         China Security & Surveillance
            Technology, Inc.* ................            2,287           17,244
         Cogent, Inc.* .......................            2,737           29,368

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      ELECTRONIC EQUIPMENT, INSTRUMENTS &
         COMPONENTS -- (CONTINUED)
         Cognex Corp. ........................            4,290   $       60,618
         Coherent, Inc.* .....................            1,944           40,202
         Comverge, Inc.* .....................            1,438           17,400
         CPI International, Inc.* ............              331            2,876
         CTS Corp. ...........................            2,978           19,506
         Daktronics, Inc. ....................            1,968           15,154
         DTS, Inc.* ..........................            1,447           39,170
         Echelon Corp.* ......................            4,159           35,268
         Electro Rent Corp. ..................            1,504           14,273
         Electro Scientific
            Industries, Inc.* ................            2,473           27,648
         Faro Technologies, Inc.* ............            1,033           16,042
         ICx Technologies, Inc.* .............            1,506            9,036
         Insight Enterprises, Inc.* ..........            4,000           38,640
         IPG Photonics Corp.* ................            1,883           20,657
         L-1 Identity Solutions, Inc.* .......            6,127           47,423
         Littelfuse, Inc.* ...................            1,605           32,036
         Maxwell Technologies, Inc.* .........            1,458           20,164
         Measurement Specialties,
            Inc.* ............................            1,551           10,935
         Mercury Computer Systems, Inc.* .....            1,855           17,159
         Methode Electronics, Inc. ...........            3,657           25,672
         MTS Systems Corp. ...................            1,280           26,432
         Multi-Fineline Electronix, Inc.* ....              683           14,616
         Newport Corp.* ......................            2,882           16,687
         OSI Systems, Inc.* ..................            1,079           22,497
         Park Electrochemical Corp. ..........            1,782           38,366
         PC Connection, Inc.* ................            1,259            6,610
         PC Mall, Inc.* ......................            1,392            9,410
         Plexus Corp.* .......................            3,148           64,408
         Radisys Corp.* ......................            2,192           19,750
         Rofin-Sinar Technologies, Inc.* .....            2,403           48,084
         Rogers Corp.* .......................            1,442           29,172
         ScanSource, Inc.* ...................            2,301           56,421
         SMART Modular Technologies (WWH),
            Inc.* ............................            4,310            9,784
         Spectrum Control, Inc.* .............            2,290           20,152
         Synnex Corp.* .......................            1,442           36,036
         Technitrol, Inc. ....................            3,222           20,846
         TTM Technologies, Inc.* .............            3,359           26,738

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      ELECTRONIC EQUIPMENT, INSTRUMENTS &
         COMPONENTS -- (CONTINUED)
         Universal Display Corp.* ............            1,817   $       17,770
         Zygo Corp.* .........................              270            1,258
                                                                  --------------
                                                                       1,311,248
                                                                  --------------
      INTERNET SOFTWARE & SERVICES -- 2.8%
         Art Technology Group, Inc.* .........           10,960           41,648
         AsiaInfo Holdings, Inc.* ............            2,589           44,557
         Bankrate, Inc.* .....................            1,058           26,704
         Chordiant Software, Inc.* ...........            2,613            9,485
         comScore, Inc.* .....................            2,415           32,168
         Constant Contact, Inc.* .............            1,733           34,383
         DealerTrack Holdings, Inc.* .........            3,278           55,726
         Dice Holdings, Inc.* ................            3,220           14,973
         Digital River, Inc.* ................            3,071          111,539
         DivX, Inc.* .........................            2,112           11,595
         Earthlink, Inc.* ....................            7,693           57,005
         GSI Commerce, Inc.* .................            2,854           40,669
         InfoSpace, Inc.* ....................            2,274           15,077
         Internap Network Services Corp.* ....            3,975           13,873
         Internet Brands, Inc. - Class A* ....            1,310            9,170
         Internet Capital Group, Inc.* .......            2,984           20,082
         j2 Global Communications, Inc.* .....            3,255           73,433
         Keynote Systems, Inc.* ..............            1,429           10,918
         Limelight Networks, Inc.* ...........            2,732           12,021
         Liquidity Services, Inc.* ...........              800            7,888
         LivePerson, Inc.* ...................            4,960           19,840
         LoopNet, Inc.* ......................            1,742           13,500
         Marchex, Inc. - Class B .............            2,015            6,791
         MercadoLibre, Inc.* .................            2,073           55,722
         ModusLink Global Solutions, Inc.* ...            4,189           28,737
         Move, Inc.* .........................           17,830           38,513
         NIC, Inc. ...........................            5,223           35,360
         Omniture, Inc.* .....................            5,454           68,502
         OpenTable, Inc.* ....................            2,430           73,313
         Openwave Systems, Inc.* .............            8,500           19,040
         Perficient, Inc.* ...................            2,866           20,033
         Rackspace Hosting, Inc.* ............            5,687           78,822
         RealNetworks, Inc.* .................            6,407           19,157

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      INTERNET SOFTWARE & SERVICES -- (CONTINUED)
         S1 Corp.* ...........................            2,787   $       19,230
         SAVVIS, Inc.* .......................            3,712           42,539
         SonicWALL, Inc.* ....................            3,981           21,816
         support.com, Inc.* ..................            5,191           11,316
         Switch And Data Facilities
            Co., Inc.* .......................            1,572           18,440
         TechTarget, Inc.* ...................            1,335            5,340
         Terremark Worldwide, Inc.* ..........            3,386           19,571
         The Knot, Inc.* .....................            3,104           24,459
         Travelzoo, Inc.* ....................            1,580           17,301
         United Online, Inc. .................            7,263           47,282
         ValueClick, Inc.* ...................            8,209           86,359
         Vignette Corp.* .....................            1,731           22,763
         VistaPrint, Ltd.* ...................            3,638          155,161
         Vocus, Inc.* ........................            1,994           39,401
         Web.com Group, Inc.* ................            2,999           16,884
         Websense, Inc.* .....................            3,731           66,561
         Zix Corp.* ..........................           11,160           16,740
                                                                  --------------
                                                                       1,751,407
                                                                  --------------
      IT SERVICES -- 2.3%
         Acxiom Corp. ........................            5,601           49,457
         CACI International, Inc. -
            Class A* .........................            2,253           96,226
         Cass Information Systems, Inc. ......              905           29,630
         China Information Security
            Technology, Inc.* ................            3,149            9,006
         CIBER, Inc.* ........................            6,412           19,877
         Computer Task Group, Inc.* ..........            2,920           17,812
         CSG Systems International, Inc.* ....            2,300           30,452
         CyberSource Corp.* ..................            6,314           96,604
         Euronet Worldwide, Inc.* ............            4,006           77,676
         ExlService Holdings, Inc.* ..........              755            8,464
         Forrester Research, Inc.* ...........            1,225           30,074
         Gartner, Inc.* ......................            5,551           84,708
         Global Cash Access Holdings, Inc.* ..            3,501           27,868
         Heartland Payment Systems, Inc. .....            3,679           35,208
         iGate Corp. .........................            1,878           12,432
         infoGROUP, Inc.* ....................            2,927           16,713
         Integral Systems, Inc.* .............              939            7,812

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      IT SERVICES -- (CONTINUED)
         Lionbridge Technologies, Inc.* ......           10,840   $       19,946
         Mantech International
         Corp. - Class A* ....................            1,481           63,742
         MAXIMUS, Inc. .......................            1,312           54,120
         MoneyGram International, Inc.* ......           12,160           21,645
         NCI, Inc. - Class A* ................              342           10,404
         Ness Technologies, Inc.* ............            3,251           12,711
         Online Resources Corp.* .............            2,332           14,552
         Perot Systems Corp. - Class A* ......            7,272          104,208
         RightNow Technologies, Inc.* ........            1,661           19,600
         Sapient Corp.* ......................            6,210           39,061
         SRA International, Inc. - Class A* ..            3,060           53,734
         StarTek, Inc.* ......................            2,520           20,210
         Syntel, Inc. ........................            1,305           41,029
         Teletech Holdings, Inc.* ............            2,978           45,117
         The Hackett Group, Inc.* ............            3,913            9,117
         Tier Technologies, Inc. - Class B* ..            2,530           19,430
         TNS, Inc.* ..........................            2,366           44,363
         Unisys Corp.* .......................           31,640           47,776
         VeriFone Holdings, Inc.* ............            7,500           56,325
         Virtusa Corp.* ......................            1,109            8,905
         Wright Express Corp.* ...............            3,526           89,807
                                                                  --------------
                                                                       1,445,821
                                                                  --------------
      SEMICONDUCTORS & SEMICONDUCTOR
         EQUIPMENT -- 3.5%
         Actel Corp.* ........................            2,023           21,707
         Advanced Analogic Technologies,
            Inc.* ............................            3,703           16,997
         Advanced Energy Industries, Inc.* ...            2,622           23,572
         Amkor Technology, Inc.* .............            8,664           40,981
         ANADIGICS, Inc.* ....................            5,750           24,092
         Applied Micro Circuits Corp.* .......            5,144           41,821
         Atheros Communications, Inc.* .......            5,370          103,319
         ATMI, Inc.* .........................            2,542           39,477
         Brooks Automation, Inc.* ............            4,164           18,655
         Cabot Microelectronics Corp.* .......            1,711           48,404
         Cavium Networks, Inc.* ..............            3,684           61,928

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      SEMICONDUCTORS & SEMICONDUCTOR
         EQUIPMENT -- (CONTINUED)
         Ceva, Inc.* .........................            1,672   $       14,513
         Cirrus Logic, Inc.* .................            4,630           20,835
         Cohu, Inc. ..........................            1,913           17,179
         Cymer, Inc.* ........................            2,276           67,665
         Diodes, Inc.* .......................            2,115           33,079
         DSP Group, Inc.* ....................            2,095           14,162
         Entegris, Inc.* .....................            8,070           21,950
         Entropic Communications, Inc.* ......            7,970           17,932
         Exar Corp.* .........................            3,050           21,929
         FEI Co.* ............................            3,102           71,036
         FormFactor, Inc.* ...................            4,111           70,874
         Hittite Microwave Corp.* ............            1,478           51,360
         IXYS Corp. ..........................            1,502           15,200
         Kopin Corp.* ........................            5,818           21,352
         Kulicke & Soffa Industries, Inc.* ...            4,270           14,646
         Lattice Semiconductor Corp.* ........            9,110           17,127
         Micrel, Inc. ........................            2,876           21,052
         Microsemi Corp.* ....................            7,022           96,904
         Microtune, Inc.* ....................            4,887           11,436
         MIPS Technologies, Inc.* ............            3,870           11,610
         MKS Instruments, Inc.* ..............            3,469           45,756
         Monolithic Power Systems, Inc.* .....            3,207           71,869
         Netlogic Microsystems, Inc.* ........            1,507           54,945
         NVE Corp.* ..........................              389           18,905
         Omnivision Technologies, Inc.* ......            5,101           52,999
         Pericom Semiconductor Corp.* ........            1,293           10,887
         Photronics, Inc.* ...................            6,170           24,988
         PLX Technology, Inc.* ...............            2,083            7,853
         Power Integrations, Inc. ............            1,984           47,199
         RF Micro Devices, Inc.* .............           23,060           86,706
         Rubicon Technology, Inc.* ...........            1,162           16,593
         Rudolph Technologies, Inc.* .........            3,027           16,709
         Semitool, Inc.* .....................            2,098            9,693
         Semtech Corp.* ......................            4,500           71,595
         Sigma Designs, Inc.* ................            2,945           47,238
         Silicon Image, Inc.* ................            4,565           10,500
         Silicon Storage Technology, Inc.* ...            7,224           13,509

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      SEMICONDUCTORS & SEMICONDUCTOR
         EQUIPMENT -- (CONTINUED)
         Skyworks Solutions, Inc.* ...........           14,406   $      140,891
         Standard Microsystems Corp.* ........            1,664           34,029
         Supertex, Inc.* .....................            1,155           29,002
         Techwell, Inc.* .....................            1,080            9,180
         Tessera Techonologies, Inc.* ........            4,416          111,681
         Trident Microsystems, Inc.* .........            9,230           16,060
         TriQuint Semiconductor, Inc.* .......           13,165           69,906
         Ultratech, Inc.* ....................            2,441           30,049
         Veeco Instruments, Inc.* ............            2,080           24,107
         Volterra Semiconductor Corp.* .......            1,542           20,262
         Zoran Corp.* ........................            4,594           50,075
                                                                  --------------
                                                                       2,215,980
                                                                  --------------
      SOFTWARE -- 4.4%
         ACI Worldwide, Inc.* ................            2,544           35,514
         Actuate Corp.* ......................            3,993           19,087
         Advent Software, Inc.* ..............            1,307           42,857
         American Software, Inc. - Class A ...            2,584           14,884
         ArcSight, Inc.* .....................            1,610           28,610
         Ariba, Inc.* ........................            6,439           63,360
         Blackbaud, Inc. .....................            3,672           57,100
         Blackboard, Inc.* ...................            2,680           77,345
         Bottomline Technologies, Inc.* ......            1,867           16,822
         Callidus Software, Inc.* ............            1,998            5,694
         CommVault Systems, Inc.* ............            3,381           56,057
         Concur Technologies, Inc.* ..........            3,103           96,441
         Deltek, Inc.* .......................            1,655            7,183
         DemandTec, Inc.* ....................            1,475           12,980
         Double-Take Software, Inc.* .........            1,326           11,470
         Ebix, Inc.* .........................              446           13,969
         Epicor Software Corp.* ..............            4,728           25,058
         EPIQ Systems, Inc.* .................            2,371           36,395
         Fair Isaac & Co., Inc. ..............            4,394           67,931
         FalconStor Software, Inc.* ..........            2,261           10,740
         i2 Technologies, Inc.* ..............            1,833           23,004

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      SOFTWARE -- (CONTINUED)
         Informatica Corp.* ..................            7,136   $      122,668
         Interactive Intelligence, Inc.* .....              763            9,354
         Jack Henry & Associates, Inc. .......            6,949          144,192
         JDA Software Group, Inc.* ...........            1,995           29,845
         Kenexa Corp.* .......................            1,518           17,563
         Lawson Software, Inc.* ..............           12,587           70,236
         Manhattan Associates, Inc.* .........            1,915           34,891
         Mentor Graphics Corp.* ..............            7,388           40,412
         MicroStrategy, Inc. - Class A* ......              969           48,663
         Monotype Imaging Holdings, Inc.* ....              908            6,184
         MSC.Software Corp.* .................            3,613           24,063
         Net 1 UEPS Technologies, Inc.* ......            3,661           49,753
         Netscout Systems, Inc.* .............            1,811           16,987
         NetSuite, Inc.* .....................            2,363           27,907
         Opnet Technologies, Inc. ............            1,159           10,616
         Parametric Technology Corp.* ........            9,457          110,552
         Pegasystems, Inc. ...................            1,509           39,807
         Phoenix Technologies, Ltd.* .........            1,467            3,976
         Progress Software Corp.* ............            3,173           67,172
         PROS Holdings, Inc.* ................              976            7,925
         QAD, Inc. ...........................            1,510            4,908
         Quest Software, Inc.* ...............            4,545           63,357
         Radiant Systems, Inc.* ..............            1,861           15,446
         Renaissance Learning, Inc. ..........              550            5,066
         Smith Micro Software, Inc.* .........            1,959           19,237
         SolarWinds, Inc.* ...................            9,330          153,852
         Solera Holdings, Inc.* ..............            6,015          152,781
         Sourcefire, Inc.* ...................            1,388           17,197
         SPSS, Inc.* .........................            1,325           44,215
         SuccessFactors, Inc.* ...............            1,988           18,250
         SumTotal Systems, Inc.* .............            3,900           18,759
         Symvx Technologies, Inc.* ...........            2,355           13,777
         Synchronoss Technologies, Inc.* .....            2,249           27,595
         Take-Two Interactive Software,
            Inc. .............................            7,731           73,213

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      SOFTWARE -- (CONTINUED)
         Taleo Corp. - Class A* ..............            2,921   $       53,367
         TeleCommunication Systems, Inc. -
            Class A* .........................            2,852           20,278
         The Ultimate Software Group, Inc.* ..            2,037           49,377
         THQ, Inc.* ..........................            7,183           51,430
         TIBCO Software, Inc.* ...............           14,614          104,782
         TiVo, Inc.* .........................            9,080           95,158
         Tyler Technologies, Inc.* ...........            2,939           45,907
         Unica Corp.* ........................              840            4,603
         Vasco Data Security International,
            Inc.* ............................            3,065           22,405
         Wind River Systems, Inc.* ...........            5,681           65,104
                                                                  --------------
                                                                       2,745,331
                                                                  --------------
         TOTAL INFORMATION TECHNOLOGY ........                        12,439,821
                                                                  --------------
   MATERIALS -- 3.8%
      CHEMICALS -- 2.0%
         A. Schulman, Inc. ...................            2,298           34,723
         American Vanguard Corp. .............            1,064           12,023
         Arch Chemicals, Inc. ................            1,848           45,442
         Balchem Corp. .......................            2,167           53,135
         Calgon Carbon Corp.* ................            4,021           55,852
         Ferro Corp. .........................            3,162            8,696
         Gentek, Inc.* .......................              652           14,559
         H.B. Fuller Co. .....................            4,119           77,314
         Hawkins, Inc. .......................            1,420           32,064
         ICO, Inc.* ..........................            3,515            9,561
         Innophos Holdings, Inc. .............            1,925           32,513
         Innospec, Inc. ......................            2,112           22,704
         Koppers Holdings, Inc. ..............            1,774           46,780
         Landec Corp.* .......................            1,667           11,319
         LSB Industries, Inc.* ...............            1,471           23,786
         Minerals Technologies, Inc. .........            1,375           49,528
         NewMarket Corp. .....................              986           66,387
         NL Industries, Inc. .................              842            6,214
         Olin Corp. ..........................            6,075           72,232
         OM Group, Inc.* .....................            2,596           75,336
         Omnova Solutions, Inc.* .............            6,210           20,245
         PolyOne Corp.* ......................            7,679           20,810
         Quaker Chemical Corp. ...............              732            9,728
         Rockwood Holdings, Inc.* ............            4,802           70,301

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      CHEMICALS -- (CONTINUED)
         Sensient Technologies Corp. .........            3,662   $       82,651
         ShengdaTech, Inc.* ..................            1,854            6,990
         Solutia, Inc.* ......................            9,865           56,822
         Spartech Corp. ......................            3,028           27,827
         Stepan Co. ..........................              389           17,178
         W.R. Grace & Co.* ...................            6,235           77,127
         Westlake Chemical Corp. .............            1,558           31,768
         Zep, Inc. ...........................            2,124           25,594
         Zoltek Cos., Inc.* ..................            3,117           30,297
                                                                  --------------
                                                                       1,227,506
                                                                  --------------
      CONSTRUCTION MATERIALS -- 0.1%
         Headwaters, Inc.* ...................            3,605           12,113
         Texas Industries, Inc. ..............            1,800           56,448
         United States Lime & Minerals,
            Inc.* ............................              196            8,314
         US Concrete, Inc.* ..................            3,565            7,059
                                                                  --------------
                                                                          83,934
                                                                  --------------
      CONTAINERS & PACKAGING -- 0.4%
         AEP Industries, Inc.* ...............              667           17,602
         BWAY Holding Co.* ...................              931           16,320
         Graphic Packaging Holding Co.* ......            5,030            9,205
         Myers Industries, Inc. ..............            1,932           16,074
         Rock-Tenn Co. - Class A .............            3,122          119,136
         Silgan Holdings, Inc. ...............            1,750           85,803
                                                                  --------------
                                                                         264,140
                                                                  --------------
      METALS & MINING -- 0.9%
         A.M. Castle & Co. ...................            1,470           17,758
         Allied Nevada Gold Corp.* ...........            3,143           25,333
         AMCOL International Corp. ...........            1,990           42,944
         Brush Engineered Materials,
            Inc.* ............................            1,752           29,346
         Century Aluminum Co.* ...............            3,700           23,051
         Coeur d'Alene Mines Corp. -
            Class A* .........................            6,390           78,597
         General Moly, Inc.* .................            7,200           15,984
         General Steel Holdings, Inc.* .......              745            2,958
         Haynes International, Inc.* .........              954           22,610
         Hecla Mining Co.* ...................           19,138           51,290

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      METALS & MINING -- (CONTINUED)
         Horsehead Holding Corp.* ............            2,838   $       21,143
         Kaiser Aluminum Corp. ...............            1,361           48,873
         Olympic Steel, Inc. .................              625           15,294
         Paramount Gold and Silver Corp.* ....           10,770           16,370
         RTI International Metals, Inc.* .....            1,952           34,492
         Stillwater Mining Co.* ..............            3,124           17,838
         Universal Stainless & Alloy* ........              876           14,252
         US Gold Corp.* ......................            7,630           20,143
         Worthington Industries, Inc. ........            5,869           75,064
                                                                  --------------
                                                                         573,340
                                                                  --------------
      PAPER & FOREST PRODUCTS -- 0.4%
         Buckeye Technologies, Inc.* .........            3,498           15,706
         Clearwater Paper Corp.* .............              647           16,363
         Deltic Timber Corp. .................              835           29,617
         Domtar Corp.* .......................            3,570           59,191
         Glatfelter ..........................            3,523           31,355
         KapStone Paper and Packaging
            Corp.* ...........................            3,850           18,056
         Louisiana-Pacific Corp.* ............            9,236           31,587
         Neenah Paper, Inc. ..................            1,421           12,519
         Schweitzer-Mauduit International,
            Inc...............................            1,314           35,754
         Wausau Paper Corp. ..................            3,701           24,871
                                                                  --------------
                                                                         275,019
                                                                  --------------
         TOTAL MATERIALS .....................                         2,423,939
                                                                  --------------
   TELECOMMUNICATION SERVICES -- 1.3%
      DIVERSIFIED TELECOMMUNICATION
            SERVICES -- 1.0%
         AboveNet, Inc.* .....................              520           42,110
         Alaska Communications Systems Group,
            Inc. .............................            2,754           20,159
         Atlantic Tele-Network, Inc. .........              760           29,860
         Cbeyond, Inc.* ......................            2,019           28,973
         Cincinnati Bell, Inc.* ..............           16,340           46,406
         Cogent Communications Group, Inc.* ..            5,143           41,915
         Consolidated Communications Holdings,
            Inc. .............................            1,809           21,183

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      DIVERSIFIED TELECOMMUNICATION
         SERVICES -- (CONTINUED)
         D&E Communications, Inc. ............            1,830   $       18,721
         Fairpoint Communications, Inc. ......            8,131            4,879
         General Communication, Inc. -
            Class A*..........................            3,892           26,972
         Global Crossing, Ltd.* ..............            2,040           18,727
         Iowa Telecommunications Services,
            Inc. .............................            2,847           35,616
         Neutral Tandem, Inc.* ...............            2,850           84,132
         NTELOS Holdings Corp. ...............            1,895           34,906
         PAETEC Holdings Corp.* ..............            8,600           23,220
         Premiere Global Services, Inc.* .....            5,518           59,815
         Shenandoah Telecommunication Co. ....            1,976           40,093
         SureWest Communications* ............            1,830           19,160
                                                                  --------------
                                                                         596,847
                                                                  --------------
      WIRELESS TELECOMMUNICATION
         SERVICES -- 0.3%
         Centennial Communications Corp.* ....            4,845           40,504
         iPCS, Inc.* .........................            1,335           19,972
         Syniverse Holdings, Inc.* ...........            5,870           94,096
         USA Mobility, Inc. ..................            1,988           25,367
         Virgin Mobile USA, Inc. - Class A* ..            4,350           17,487
                                                                  --------------
                                                                         197,426
                                                                  --------------
         TOTAL TELECOMMUNICATION SERVICES ....                           794,273
                                                                  --------------
      UTILITIES -- 3.7%
      ELECTRIC UTILITIES -- 1.2%
         ALLETE, Inc. ........................            2,326           66,872
         Central Vermont Public Service
            Corp. ............................              874           15,819
         Cleco Corp. .........................            5,835          130,821
         El Paso Electric Co.* ...............            3,170           44,253
         IDACORP, Inc. .......................            3,322           86,837
         MGE Energy, Inc. ....................            2,749           92,229
         Portland General Electric Co. .......            5,927          115,458

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      ELECTRIC UTILITIES -- (CONTINUED)
         The Empire District Electric Co. ....            2,826   $       46,686
         UIL Holdings Corp. ..................            2,076           46,606
         UniSource Energy Corp. ..............            2,805           74,445
                                                                  --------------
                                                                         720,026
                                                                  --------------
      GAS UTILITIES -- 1.5%
         Chesapeake Utilities Corp. ..........            1,087           35,360
         New Jersey Resources Corp. ..........            3,977          147,308
         Nicor, Inc. .........................            3,569          123,559
         Northwest Natural Gas Co. ...........            2,508          111,154
         Piedmont Natural Gas Co. ............            5,854          141,140
         South Jersey Industries, Inc. .......            2,751           95,982
         Southwest Gas Corp. .................            3,458           76,802
         The Laclede Group, Inc. .............            1,898           62,881
         WGL Holdings, Inc. ..................            4,430          141,849
                                                                  --------------
                                                                         936,035
                                                                  --------------
      INDEPENDENT POWER PRODUCERS &
         ENERGY TRADERS -- 0.0%
         US Geothermal, Inc.* ................           12,750           18,105
                                                                  --------------
      MULTI-UTILITIES -- 0.6%
         Avista Corp. ........................            4,368           77,794
         Black Hills Corp. ...................            3,318           76,281
         CH Energy Group, Inc. ...............            1,295           60,477
         NorthWestern Corp. ..................            2,849           64,843
         PNM Resources, Inc. .................            7,607           81,471
                                                                  --------------
                                                                         360,866
                                                                  --------------
      WATER UTILITIES -- 0.4%
         American States Water Co. ...........            1,437           49,778
         Cadiz, Inc.* ........................              906            8,725
         California Water Service Group ......            1,574           57,986
         Connecticut Water Service, Inc. .....              913           19,803
         Consolidated Water Co., Inc. ........            1,087           17,229
         Middlesex Water Co. .................              991           14,320
         Pennichuck Corp. ....................            1,640           37,392

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
      WATER UTILITIES -- (CONTINUED)
         SJW Corp. ...........................            1,038   $       23,563
         Southwest Water Co. .................            2,270           12,530
         York Water Co. ......................            1,810           27,747
                                                                  --------------
                                                                         269,073
                                                                  --------------
         TOTAL UTILITIES .....................                         2,304,105
                                                                  --------------
         TOTAL COMMON STOCK
            (Cost $58,215,005) ...............                        62,147,443
                                                                  --------------
      EXCHANGE-TRADED FUNDS -- 1.0%
         iShares Russell 2000 Index Fund
            (Cost $621,057) ..................           12,200          621,712
                                                                  --------------
      CALL WARRANTS -- 0.0%
         Greenhunter Energy, Inc.
            Expires 09/15/11
           (Cost $0) .........................               48               --
                                                                  --------------
      SHORT TERM INVESTMENTS -- 0.2%
         BlackRock Liquidity Funds
            TempFund Portfolio - Institutional
            Series (Cost $94,519) ............           94,519           94,519
                                                                  --------------
      TOTAL INVESTMENTS -- 99.9%
         (Cost $58,930,581)+ .................                        62,863,674
      OTHER ASSETS IN EXCESS OF
         LIABILITIES -- 0.1% .................                            87,767
                                                                  --------------
      NET ASSETS -- 100.0% ...................                    $   62,951,441
                                                                  ==============

----------
*    Non-income producing security.

+ The cost for Federal income tax purposes is $60,951,590. At June 30, 2009, net unrealized appreciation was $1,912,084. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $8,393,005, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $6,480,921.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009

(Showing Percentage of Net Assets)

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
COMMON STOCK -- 90.3%
   ARGENTINA -- 0.2%
         Banco Macro SA - ADR* ...............            9,900   $      160,281
         BBVA Banco Frances SA - ADR* ........            4,500           21,105
         Cresud SA - ADR(1) ..................           13,700          129,191
         Grupo Financiero Galicia SA - ADR* ..           16,400           53,956
         IRSA Inversiones y
            Representaciones SA - GDR* .......            3,700           17,723
         MercadoLibre, Inc.* .................            4,800          129,024
         Petrobras Energia Participaciones
            SA - ADR .........................           15,650           92,961
         Telecom Argentina SA - ADR* .........            9,150          117,394
         Transportadora de Gas del Sur SA -
            ADR ..............................           16,900           37,856
                                                                  --------------
      TOTAL ARGENTINA ........................                           759,491
                                                                  --------------
   AUSTRALIA -- 3.9%
         ABB Grain, Ltd. .....................            6,080           45,518
         Aditya Birla Minerals, Ltd.* ........           44,123           20,107
         AGL Energy, Ltd. ....................            2,572           27,833
         Alumina, Ltd. .......................           23,277           26,755
         Amcor, Ltd. .........................           20,427           82,138
         Amcor, Ltd. - ADR ...................            4,091           64,638
         AMP, Ltd. ...........................           11,106           43,513
         Australia & New Zealand Banking
            Group, Ltd. ......................           91,470        1,212,205
         Australian Stock Exchange, Ltd. .....           16,832          500,105
         Australian Worldwide Exploration,
            Ltd.* ............................           17,440           35,873
         AXA Asia Pacific Holdings, Ltd. .....            9,173           28,653
         Bank of Queensland, Ltd. ............            4,710           34,361
         Bendigo and Adelaide Bank, Ltd. .....           22,328          124,757
         BHP Billiton, Ltd. ..................          132,651        3,634,093
         BlueScope Steel, Ltd. ...............           62,061          125,841
         Boral, Ltd. .........................           13,495           44,028
         Brambles Industries, Ltd. ...........            7,658           36,664
         Brickworks, Ltd. ....................            7,102           78,697
         Caltex Australia, Ltd. ..............           39,357          437,077

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   AUSTRALIA -- (CONTINUED)
         CFS Retail Property Trust ...........           21,778   $       28,851
         Coca-Cola Amatil, Ltd. ..............            4,094           28,373
         Cochlear, Ltd. ......................              614           28,501
         Commonwealth Bank of Australia ......           11,551          362,077
         Computershare, Ltd. .................            4,043           29,304
         Crown, Ltd. .........................           23,776          138,565
         CSG, Ltd. ...........................           14,390            9,740
         CSL, Ltd. ...........................            5,398          139,572
         CSR, Ltd. ...........................            2,431            3,307
         Downer EDI, Ltd. ....................           25,543          114,864
         Fairfax Media, Ltd. .................           93,073           91,205
         Fortescue Metals Group, Ltd.* .......            9,699           29,397
         Foster's Group, Ltd. ................           19,871           82,334
         Harvey Norman Holdings, Ltd. ........           16,589           43,976
         IMF Australia, Ltd. .................           40,583           60,098
         Incitec Pivot, Ltd. .................           38,734           73,715
         Insurance Australia Group, Ltd. .....           10,533           29,741
         Leighton Holdings, Ltd. .............            1,485           28,009
         Lend Lease Corp., Ltd. ..............           16,834           94,734
         Lion Nathan, Ltd. ...................            3,089           28,772
         Macmahon Holdings, Ltd. .............           31,199            8,520
         Macquarie Airports ..................          113,015          210,101
         Macquarie Group, Ltd. ...............           13,226          414,061
         Macquarie Infrastructure Group ......           24,397           28,046
         National Australia Bank, Ltd. .......           16,826          303,141
         Newcrest Mining, Ltd. ...............            2,634           64,378
         Octaviar, Ltd.* .....................           28,635               --
         OneSteel, Ltd. ......................           14,669           30,321
         Orica, Ltd. .........................            1,744           30,353
         Origin Energy, Ltd. .................            4,814           56,682
         Qantas Airways, Ltd. ................           37,254           60,325
         QBE Insurance Group, Ltd. ...........           24,000          384,050
         Rio Tinto, Ltd. .....................           23,037          964,024
         Santos, Ltd. ........................           32,046          375,470
         Seven Network, Ltd. .................            5,495           23,724
         Sigma Pharmaceuticals, Ltd. .........          263,005          258,025

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   AUSTRALIA -- (CONTINUED)
         Sims Metal Management, Ltd. .........            6,329   $     131,788
         Sonic Healthcare, Ltd. ..............           25,720         255,120
         Stockland Corp., Ltd. ...............           13,128          33,864
         Suncorp-Metway, Ltd. ................           74,409         400,061
         Tabcorp Holdings, Ltd. ..............            5,064          29,144
         Tatts Group, Ltd. ...................           46,592          95,461
         Telstra Corp., Ltd. .................           56,541         154,290
         Toll Holdings, Ltd. .................            5,378          26,989
         Transurban Group ....................            8,722          29,306
         Washington H Soul Pattinson And Co.,
            Ltd. .............................            5,543          47,931
         Wesfarmers, Ltd. ....................           32,447         590,781
         Wesfarmers, Ltd. - PPS ..............            3,651          69,000
         Westfield Group .....................           17,241         157,795
         Westpac BankingCorp., Ltd. ..........           30,816         501,367
         Woodside Petroleum, Ltd. ............           18,424         636,477
         Woolworths, Ltd. ....................           40,976         869,345
         WorleyParsons, Ltd. .................            2,833          53,992
                                                                  -------------
      TOTAL AUSTRALIA ........................                       15,341,923
                                                                  -------------
   AUSTRIA -- 0.3%
         Erste Bank der oesterreichischen
            Sparkassen AG ....................            3,631          98,576
         Oesterreichische
            Elektrizitaetswirtschafts AG -
            Class A ..........................            2,921         149,015
         OMV AG ..............................           19,245         723,513
         Raiffeisen International
            Bank-Holding AG ..................            1,419          49,536
         Telekom Austria AG ..................            3,276          51,288
         Voestalpine AG ......................           11,284         310,806
                                                                  -------------
      TOTAL AUSTRIA ..........................                        1,382,734
                                                                  -------------
   BELGIUM -- 0.6%
         Agfa Gevaert NV* ....................           17,702          50,710
         Anheuser-Busch InBev NV .............            4,990         180,935
         Belgacom SA .........................            1,180          37,735
         Colruyt NV ..........................              122          27,871
         Compagnie Immobiliere de Belgique
            SA* ..............................              379          10,500
         Delhaize Group ......................            9,179         646,242
         Delhaize Group - ADR ................            2,400         169,152

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   BELGIUM -- (CONTINUED)
         Dexia* ..............................            3,466   $       26,459
         Fortis* .............................           19,563           66,985
         Groupe Bruxelles Lambert SA .........              383           28,076
         Intervest Offices ...................              782           20,618
         KBC Groupe* .........................            2,979           54,782
         Mobistar SA .........................              484           29,885
         Nyrstar* ............................            9,417           80,236
         Punch International NV* .............              266            5,867
         Retail Estates ......................              430           23,572
         Solvay SA ...........................            3,265          276,208
         Tessenderlo Chemie NV ...............            3,723          118,797
         UCB SA ..............................           10,878          349,330
                                                                  --------------
      TOTAL BELGIUM ..........................                         2,203,960
                                                                  --------------
   BERMUDA -- 0.1%
         Credicorp, Ltd. .....................            3,996          232,567
         Lancashire Holdings, Ltd.* ..........           12,601           96,873
         Seadrill, Ltd. ......................            1,800           25,923
                                                                  --------------
      TOTAL BERMUDA ..........................                           355,363
                                                                  --------------
   BOTSWANA -- 0.1%
         Barclays Bank of Botswana,
            Ltd.(1) ..........................           89,600           75,395
         Botswana Insurance Holdings,
            Ltd.(1) ..........................           60,900           63,797
         First National Bank of Botswana(1) ..          274,700           85,098
         Letshego Holdings, Ltd.(1) ..........           19,400           28,993
         Sechaba Breweries, Ltd.(1) ..........           80,703          158,045
         Standard Chartered Bank of Botswana,
            Ltd. .............................           41,700          106,624
                                                                  --------------
      TOTAL BOTSWANA .........................                           517,952
                                                                  --------------
   BRAZIL -- 1.5%
         All America Latina Logistica SA .....            4,600           28,241
         B2W Companhia Global do Varejo ......            1,500           27,941
         Banco do Brazil SA ..................           50,641          546,597
         Banco Nossa Caixa SA ................              800           29,910
         BM&F BOVESPA SA .....................           66,903          399,472
         BRF Brasil Food SA* .................            3,600           68,197

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   BRAZIL -- (CONTINUED)
         Centrais Eletricas Brasileiras SA -
            ELETROBRAS .......................            4,200   $       61,087
         Cia de Bebidas das Americas .........            1,210           64,202
         Cia de Concessoes Rodoviarias .......            2,100           33,169
         Cia de Saneamento Basico do Estado
            de Sao Paulo .....................            7,677          114,597
         Cia Energetica de Minas Gerais ......            1,785           18,419
         Cia Siderurgica Nacional SA .........            4,793          106,696
         Companhia Brasileira de Meios de
            Pagamento* .......................           11,844          101,848
         Companhia de Bebidas das Americas -
            ADR ..............................            4,094          265,414
         Cosan SA Industria e Comercio* ......           11,235           82,449
         CPFL Energia SA .....................            1,500           24,305
         Cyrela Brazil Realty SA .............            7,700           57,765
         Dufry South America, Ltd. ...........            8,700          108,112
         EDP Energias do Brasil SA ...........            1,500           20,339
         EDP Renovaveis SA* ..................            3,109           31,895
         Empresa Brasileira de Aeronautica
            SA ...............................           15,200           62,987
         Gafisa SA ...........................            9,833           81,042
         Global Village Telecom Holding SA* ..            2,500           41,503
         LLX Logistica SA* ...................            2,000            3,899
         Localiza Rent A Car SA ..............            2,700           16,672
         Lojas Renner SA .....................            4,200           46,512
         Lupatech SA* ........................            1,200           15,249
         Marfrig Frigorificose e Comercio de
            Alimentos SA* ....................            5,000           36,999
         MMX Mineracao E Metalicos SA* .......            2,000            6,420
         MRV Engenharia e Participacoes SA ...            2,200           29,820
         Natura Cosmeticos SA ................            4,800           62,710

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   BRAZIL -- (CONTINUED)
         Petroleo Brasileiro SA - ADR ........           44,342   $    1,817,135
         Redecard SA .........................           12,427          190,258
         Rossi Residencial SA ................           65,583          275,787
         Souza Cruz SA .......................            5,800          166,141
         Tele Norte Leste Participacoes SA ...            4,100           77,020
         Telecomunicacoes de Sao Paulo SA ....            1,000           20,918
         Tim Participacoes SA* ...............            5,300           18,014
         Totvs SA ............................            4,900          168,693
         Tractebel Energia SA ................            2,700           25,767
         Usinas Siderurgicas de Minas Gerais
            SA ...............................            1,125           23,654
         Vale SA sponsored ADR ...............           14,984          264,168
         Vivo Participacoes SA - ADR .........            6,722          127,315
         Weg SA ..............................            8,800           62,424
                                                                  --------------
      TOTAL BRAZIL ...........................                         5,831,762
                                                                  --------------
   BULGARIA -- 0.1%
         Albena AD ...........................            1,830           36,856
         Bulgarian American Credit Bank
            JSCO*(1) .........................            2,600           21,538
         Central Cooperative Bank AD* ........           20,482           18,355
         Chimimport AD* ......................           10,600           16,510
         Doverie Holding AD*(1) ..............           11,040           29,289
         Olovno Tzinkov Komplex AD*(1) .......              900            8,258
         Petrol AD*(1) .......................           37,250          162,447
         Sopharma AD* ........................           14,000           28,215
                                                                  --------------
      TOTAL BULGARIA .........................                           321,468
                                                                  --------------
   CANADA -- 3.7%
         Agnico-Eagle Mines, Ltd. ............              800           41,984
         Agrium, Inc. ........................              900           35,901
         Alimentation Couche Tard, Inc. -
            Series B .........................            3,400           41,128
         Bank of Montreal ....................           23,912        1,007,769
         Bank of Nova Scotia .................            9,820          367,514
         Barrick Gold Corp. ..................           12,069          405,715
         BCE, Inc. ...........................            6,500          134,153
         Bombardier, Inc. - Class B ..........            9,700           28,771

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   CANADA -- (CONTINUED)
         Brookfield Asset Management, Inc. -
            Class A ..........................            2,700   $       46,089
         Cameco Corp. ........................            2,200           56,320
         Canadian Imperial Bank of Commerce ..            2,460          123,194
         Canadian National Railway Co. .......            2,600          111,696
         Canadian Natural Resources, Ltd. ....            4,814          252,899
         Canadian Oil Sands Trust ............            1,300           31,060
         Canadian Pacific Railway, Ltd. ......            6,560          261,510
         Canadian Tire Corp., Ltd. Class A ...            2,300          108,756
         Canadian Utilities, Ltd. - Class A ..              900           29,364
         CGI Group, Inc. - Class A* ..........           42,800          380,416
         CI Financial Corp. ..................            1,700           27,974
         Computer Modeling Group, Ltd. .......            3,400           43,700
         Crescent Point Energy Trust* ........            1,000           29,160
         Eldorado Gold Corp.* ................            3,300           29,535
         Empire Co., Ltd. - Class A ..........            1,800           65,460
         EnCana Corp. ........................           11,014          545,618
         Fairfax Financial Holdings, Ltd. ....              800          200,679
         Finning International, Inc. .........            1,900           27,443
         First Quantum Minerals, Ltd. ........            1,800           87,048
         Fortis, Inc. ........................            1,300           28,400
         Franco-Nevada Corp. .................            1,100           26,442
         George Weston, Ltd. .................            2,400          120,377
         Goldcorp, Inc. ......................           27,320          949,582
         Great-West Lifeco, Inc. .............            1,600           31,363
         Home Capital Group, Inc. ............            1,200           31,167
         Husky Energy, Inc. ..................            1,400           39,154
         IAMGOLD Corp. .......................            8,100           82,011
         IGM Financial, Inc. .................              800           28,302
         Imperial Oil, Ltd. ..................            1,700           65,382

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   CANADA -- (CONTINUED)
         Kinross Gold Corp. ..................           10,019   $      182,327
         Loblaw Cos., Ltd. ...................            3,800          113,528
         Magna International, Inc. -
            Class A ..........................            1,800           76,239
         Manitoba Telecom Services, Inc. .....            1,400           41,008
         Manulife Financial Corp. ............           58,505        1,015,460
         Metro, Inc. - Class A ...............            5,200          169,973
         National Bank of Canada .............              900           41,590
         Nexen, Inc. .........................            2,700           58,455
         Niko Resources, Ltd. ................              400           27,511
         Onex Corp. ..........................            5,300           91,132
         Penn West Energy Trust ..............            2,300           29,279
         Petro-Canada ........................           11,842          456,771
         Potash Corp. of Saskatchewan, Inc. ..            2,127          198,012
         Power Corp. of Canada ...............            1,900           43,843
         Power Financial Corp. ...............            1,400           33,280
         Research in Motion, Ltd.* ...........            5,013          356,174
         Rogers Communications, Inc. -
            Class B ..........................            3,366           86,645
         Rona, Inc.* .........................            5,600           61,385
         Royal Bank of Canada ................           15,725          642,743
         Saputo, Inc. ........................            1,400           29,212
         Shoppers Drug Mart Corp. ............              800           34,383
         Silver Wheaton Corp.* ...............            3,200           26,368
         Sino-Forest Corp.* ..................           12,800          136,457
         SNC-Lavalin Group, Inc. .............              800           29,472
         Sun Life Financial, Inc. ............           16,039          432,749
         Suncor Energy, Inc. .................            8,496          257,982
         Talisman Energy, Inc. ...............           64,339          923,863
         Tech Resources, Ltd * ...............           16,203          258,384
         TELUS Corp. .........................            1,100           28,380
         The Data Group Income Fund ..........            2,300            6,921
         The Toronto-Dominion Bank ...........           33,911        1,752,119
         Thompson Creek Metals Co., Inc.* ....           10,300          105,378
         Thomson Reuters Corp. ...............            7,720          224,668
         TMX Group, Inc. .....................            1,000           29,093
         TransAlta Corp. .....................            1,500           29,145
         TransCanada Corp. ...................           18,863          507,878
         Vicwest Income Fund .................            3,200           29,712

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   CANADA -- (CONTINUED)
         Viterra, Inc.* ......................             9,000  $       78,150
         Yamana Gold, Inc. ...................            20,300         180,266
                                                                  --------------
      TOTAL CANADA ...........................                        14,748,971
                                                                  --------------
   CAYMAN ISLANDS -- 0.0%
         Tingyi Cayman Islands
         Holding Corp. .......................            30,000          49,386
                                                                  --------------
         TOTAL CAYMAN ISLANDS ................                            49,386
                                                                  --------------
   CHILE -- 0.7%
         Administradora de
            Fondos de Pensiones
            Provida SA* ......................            31,000          53,483
         AES Gener SA ........................           130,000          54,974
         Almendral SA ........................           371,854          35,704
         Antarchile SA .......................             6,794         105,047
         Banco de Chile ......................         1,071,839          75,878
         Banco de Credito e Inversiones ......             2,386          59,976
         Banco Santander Chile ...............           876,218          39,272
         Banco Santander Chile - ADR .........             5,060         236,251
         Banmedica SA ........................             1,266           1,366
         Cia Cervecerias Unidas SA - ADR .....             1,000          35,000
         Cia General de Electricidad .........            17,400         118,774
         Colbun SA ...........................           349,247          88,744
         Empresa Nacional de Electricidad
            SA ...............................           100,176         166,256
         Empresa Nacional de
            Telecomunicaciones SA ............            13,089         176,238
         Empresas CMPC SA ....................             4,750         126,043
         Empresas Copec SA ...................            18,346         224,315
         Enersis SA ..........................           294,355         108,744
         Enersis SA - ADR ....................            17,648         325,959
         Enersur SA ..........................            12,100          55,177
         Grupo Security SA ...................           131,265          37,389
         Lan Airlines SA .....................             4,526          53,837
         Masisa SA ...........................           125,000          16,526
         Parque Arauco SA ....................            95,300          88,464
         Quinenco SA .........................            15,702          28,710
         S.A.C.I. Falabella ..................            53,188         210,258
         Salfacorp SA ........................               517             747
         Sigdo Koppers SA ....................            60,400          49,271

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   CHILE -- (CONTINUED)
         Sociedad de Inversiones
            Pampa Calichera SA - Class A .....           60,000   $       92,827
         Sociedad Matriz Banco de Chile -
            Class B ..........................          516,983           48,475
         Sonda SA ............................           22,877           33,034
         Vina Concha y Toro SA ...............            2,436            4,431
         Vina Concha y Toro SA - ADR .........            1,100           39,650
                                                                  --------------
      TOTAL CHILE ............................                         2,790,820
                                                                  --------------
   CHINA -- 2.2%
         Air China, Ltd. -
            Class H* .........................          264,000          128,499
         Alibaba.com, Ltd.* ..................           19,000           33,486
         Anhui Conch Cement Co., Ltd. -
            Class H ..........................           36,000          223,918
         Baidu, Inc. - ADR* ..................              300           90,327
         Bank of China, Ltd. - Class H .......        2,611,212        1,236,522
         Bank of Communications Co., Ltd. -
            Class H ..........................           59,000           65,640
         China Citic Bank - Class H ..........          113,000           72,860
         China Coal Energy Co. - Class H .....           45,000           52,770
         China Communications Construction
            Co., Ltd. - Class H ..............          109,000          126,373
         China Communications Services Corp.,
            Ltd. - Class H ...................          172,000          105,761
         China Construction Bank Corp. -
            Class H ..........................        1,795,280        1,383,340
         China Eastern Airlines Corp, Ltd. -
            Class H* .........................           74,000           16,614
         China Huiyuan Juice Group, Ltd. -
            Class H ..........................           29,000           20,506
         China International Marine Containers
            Co., Ltd. - Class B ..............           39,000           37,127
         China Medical Technologies, Inc. -
            ADR ..............................            1,000           19,910
         China Merchants Bank Co., Ltd. -
            Class H ..........................           32,750           74,326

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   CHINA -- (CONTINUED)
         China Merchants Property Development
            Co., Ltd. - Class B ..............               50   $          118
         China Oilfield Services, Ltd. -
            Class H ..........................          242,000          260,759
         China Railway Construction Corp.,
            Ltd. - Class H ...................           26,900           41,280
         China Railway Group, Ltd. -
            Class H* .........................           44,000           35,100
         China Shenhua Energy Co., Ltd. -
            Class H ..........................          125,500          458,499
         China Shipping Development Co., Ltd.
            - Class H ........................           26,000           33,252
         China Southern Airlines Co., Ltd. -
            Class H* .........................           81,000           22,509
         China Telecom Corp., Ltd. -
            Class H ..........................          580,000          287,880
         China Yurun Food Group, Ltd. ........           31,000           46,654
         Ctrip.com International, Ltd. -
            ADR* .............................            1,400           64,820
         Datang International Power Generation
            Co., Ltd. - Class H ..............           48,000           29,008
         Dazhong Transportation Group Co.,
            Ltd. - Class B ...................           75,600           54,054
         Focus Media Holding, Ltd. - ADR* ....            3,300           26,598
         Golden Eagle Retail Group, Ltd. .....           47,000           54,462
         Harbin Power Equipment Co., Ltd. -
            Class H ..........................           24,000           22,465
         Huaneng Power International, Inc. -
            Class H ..........................          302,000          211,620
         Industrial & Commercial Bank of China
            - Class H ........................        2,068,660        1,432,934
         Inner Mongolia Yitai Coal Co. -
            Class B ..........................            7,000           32,571
         Maanshan Iron & Steel - Class H* ....           46,000           28,743
         Netease.com - ADR* ..................            2,000           70,360

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   CHINA -- (CONTINUED)
         Parkson Retail Group, Ltd. ..........           35,000   $       49,852
         PICC Property & Casualty Co., Ltd. ..
            - Class H* .......................          174,000          119,186
         Ping An Insurance Group Co. of
            China, Ltd. - Class H ............           14,500           97,325
         Renhe Commercial Holdings Co.,
            Ltd. .............................           68,000           14,011
         Semiconductor Manufacturing
            International Corp.* .............          386,000           19,427
         Shanda Interactive Entertainment,
            Ltd. - ADR* ......................            1,737           90,828
         Shandong Weigao Group Medical Polymer
            Co., Ltd. - Class H ..............           28,000           71,749
         Shanghai Electric Group Co., Ltd. -
            Class H ..........................           90,000           38,317
         Shanghai Lujiazui Finance & Trade
            Zone Development Co., Ltd. -
            Class B ..........................           24,600           42,164
         Shanghai Zhenhua Heavy Industry Co.,
            Ltd. - Class B ...................           62,400           53,487
         Shimao Property Holdings, Ltd. ......           70,500          135,924
         Sina Corp./China* ...................            1,000           29,480
         Sino-Ocean Land Holdings, Ltd. ......           55,500           63,021
         Sinopec Shanghai Petrochemical Co.,
            Ltd. - Class H* ..................           54,000           18,519
         Suntech Power Holdings Co., Ltd. -
            ADR* .............................            1,900           33,934
         Tencent Holdings, Ltd. ..............           17,277          200,458
         Want Want China Holdings, Ltd. ......          160,000           90,166
         Weichai Power Co., Ltd. .............           35,000          115,372
         Yangzijiang Shipbuilding Holdings,
            Ltd. .............................           56,000           30,014
         Yantai Changyu Pioneer Wine Co. -
            Class B ..........................            7,000           43,119

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   CHINA -- (CONTINUED)
         Yanzhou Coal Mining
            Co., Ltd. - Class H ..............          119,999   $      164,553
         Zhejiang Expressway
            Co., Ltd. - Class H ..............          182,000          143,690
         Zijin Mining Group Co.,
            Ltd. - Class H ...................          206,000          185,388
         ZTE Corp. - Class H .................            2,600            8,982
                                                                  --------------
      TOTAL CHINA ............................                         8,760,631
                                                                  --------------
   COLOMBIA -- 0.2%
         Almacenes Exito SA ..................            6,300           41,549
         Banco de Bogota SA ..................            3,110           42,501
         BanColumbia SA - ADR ................            2,800           85,400
         Cementos Argos SA ...................            7,800           30,269
         Ecopetrol SA ........................           79,500           94,369
         Empresa de Telecomunicaciones de
            Bogota* ..........................          116,000           46,800
         Grupo Aval Acciones Y Valores .......          158,000           46,280
         Grupo de Inversiones Suramericana
            SA ...............................            3,800           35,590
         Grupo Nacional de Chocolates SA .....            9,000           77,239
         Interconexion Electrica SA ..........           14,278           59,803
         Inversiones Argos SA ................            9,000           50,121
         Promigas SA(1) ......................            2,000           37,295
                                                                  --------------
      TOTAL COLOMBIA .........................                           647,216
                                                                  --------------
   CROATIA -- 0.1%
         Atlantska Plovidba DD ...............              658          142,115
         Dalekovod DD ........................              340           25,376
         Ericsson Nikola Tesla ...............              200           47,960
         Hrvatske Telekomunikacije DD ........            2,950          124,034
         Institut IGH* .......................               20           14,162
         Koncar-Elektroindustrija DD* ........              920           68,730
         Podravka DD* ........................            1,000           46,144
         Privredna Banka Zagreb DD*(1) .......              830           84,242
         Tankerska Plovidba DD ...............               40           15,333
         VIRO Tvornica Secera* ...............              370           22,396
                                                                  --------------
      TOTAL CROATIA ..........................                           590,492
                                                                  --------------

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   CZECH REPUBLIC -- 0.7%
         CEZ AS ..............................           21,590   $      964,996
         Komercni Banka AS ...................            8,179        1,126,810
         Philip Morris CR AS .................              170           57,904
         Telefonica 02 Czech Republic AS .....           19,926          453,807
         Unipetrol AS* .......................           22,200          134,803
                                                                  --------------
      TOTAL CZECH REPUBLIC ...................                         2,738,320
                                                                  --------------
   DENMARK -- 0.6%
         A P Moller - Maersk A/S - Class A ...               24          140,656
         Alk-Abello A/S ......................              377           29,444
         AP Moller - Maersk A/S - Class B ....               78          467,341
         Carlsberg A/S - Class B .............            2,852          182,957
         Coloplast A/S - Class B .............            1,335           91,788
         Danisco A/S .........................            1,270           49,766
         Danske Bank A/S* ....................           22,663          390,973
         DSV A/S* ............................            2,091           25,936
         Novo Nordisk A/S - Class B ..........           14,756          803,689
         Novozymes A/S - Class B .............              380           30,914
         Sydbank A/S* ........................            1,644           37,890
         Vestas Wind Systems A/S* ............            1,564          112,240
         William Demant Holding* .............            2,497          129,310
                                                                  --------------
      TOTAL DENMARK ..........................                         2,492,904
                                                                  --------------
   EGYPT -- 0.3%
         Alexandria Mineral Oils Co. .........            4,000           34,228
         Arab Cotton Ginning .................           32,000           32,669
         Commercial International Bank .......           18,150          158,332
         Eastern Tobacco Co. .................            2,600           52,223
         Egypt Kuwait Holding Co. ............           30,249           55,023
         Egyptian Co. for Mobile Services ....            1,400           48,838
         Egyptian for Tourism Resorts* .......           60,000           25,946
         Egyptian International Pharmaceutical
            Industrial Co. ...................            7,900           37,871

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   EGYPT -- (CONTINUED)
         El Ezz Aldekhela Steel -
            Alexandria .......................              350   $       44,460
         El Sewedy Cables Holding Co. ........            3,630           43,270
         El Watany Bank of Egypt(1) ..........            5,466           28,610
         Misr Beni Suef Cement Co. ...........            2,350           36,998
         Misr Cement Co.(1) ..................            2,600           36,067
         National Societe General Bank SAE ...            4,950           23,444
         Olympic Group Financial
            Investments ......................            7,000           31,587
         Orascom Construction Industries .....            5,050          171,416
         Orascom Telecom Holding SAE* ........           10,250           54,504
         Oriental Weavers ....................            4,647           27,081
         Sidi Kerir Petrochemcials Co. .......           23,000           48,048
         Six of October Development &
            Investment* ......................            1,340           15,665
         South Valley Cement* ................           10,836           14,893
         Talaat Moustafa Group* ..............           23,500           21,903
         Telecom Egypt .......................           30,200           86,965
                                                                  --------------
      TOTAL EGYPT ............................                         1,130,041
                                                                  --------------
   ESTONIA -- 0.1%
         AS Baltika*(1) ......................           29,700           23,685
         AS Eesti Ehitus(1) ..................           12,000           14,622
         AS Jarvevana* .......................           14,700            5,748
         AS Merko Ehitus(1) ..................           14,700           69,970
         AS Tallinna Vesi(1) .................            2,900           34,128
         Eesti Telekom .......................           18,850          114,824
         Olympic Entertainment Group AS* .....           31,330           25,775
         Tallink Group, Ltd.* ................          323,120          148,912
         Tallinna Kaubamaja AS(1) ............           14,100           47,988
                                                                  --------------
      TOTAL ESTONIA ..........................                           485,652
                                                                  --------------
   FINLAND -- 0.7%
         Elisa Oyj ...........................            1,789           29,482
         Fortum Oyj ..........................            4,828          110,046
         Kesko Oyj - Class B .................           18,698          495,237
         Kone Oyj - Class B ..................            1,621           49,777
         Metso Oyj ...........................            1,463           27,387

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   FINLAND -- (CONTINUED)
         Neste Oil Oyj .......................            9,542   $      132,785
         Nokia Oyj ...........................           70,782        1,036,756
         Orion Oyj - Class B .................            2,892           45,358
         Sampo Oyj - Class A .................            8,380          158,449
         Stora Enso Oyj - Class R* ...........           20,973          110,938
         UPM-Kymmene Oyj .....................           27,204          237,406
         Wartsila Oyj ........................            4,398          142,008
                                                                  --------------
      TOTAL FINLAND ..........................                         2,575,629
                                                                  --------------
   FRANCE -- 4.7%
         Accor SA ............................            1,253           49,923
         Aeroports de Paris ..................            2,152          158,215
         Air France KLM* .....................            6,195           79,453
         Alcatel-Lucent* .....................           12,658           31,743
         Alstom ..............................            9,617          571,026
         Atos Origin SA* .....................            1,799           61,259
         AXA SA ..............................           57,711        1,092,295
         BNP Paribas .........................           15,497        1,010,600
         Bouygues SA .........................            2,260           85,469
         Cap Gemini SA .......................            2,994          110,807
         Carrefour SA ........................            5,608          240,499
         Casino Guichard-Perrachon SA ........            3,333          225,730
         Christian Dior SA ...................            5,605          419,866
         Cie Generale d'Optique Essilor
            International SA .................            1,094           52,316
         Ciments Francais SA .................              345           29,322
         CNP Assurances ......................            3,132          299,670
         Compagnie de Saint- Gobain ..........            9,359          314,920
         Compagnie Generale de Geophysique* ..            6,379          115,478
         Compagnie Generale des
            Etablissements Michelin -
            Class B ..........................            2,587          148,162
         Credit Agricole SA ..................           23,438          293,872
         Dassault Systemes SA ................              620           27,457
         Eiffage SA ..........................              480           28,051
         Electricite de France ...............            2,097          102,393
         Eutelsat Communications .............            1,191           30,827
         France Telecom SA ...................           19,749          449,362
         GDF Suez ............................           14,657          548,646
         Groupe Danone .......................            7,817          387,605
         Groupe Eurotunnel SA ................            5,435           30,904
         Groupe Steria SCA ...................              679           12,511

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   FRANCE -- (CONTINUED)
         Hermes International ................              292   $       40,655
         Klepierre ...........................            1,169           30,294
         L'Air Liquide SA ....................            1,734          159,105
         L'Oreal SA ..........................            1,292           96,983
         LaCie SA ............................            2,361            8,138
         Lafarge SA ..........................            8,545          576,241
         Lagardere SCA .......................            6,777          225,940
         Legrand Holding SA ..................            1,494           32,693
         Linedata Services ...................            1,883           15,193
         LVMH Moet Hennessy Louis Vuitton
            SA ...............................            3,573          274,027
         Neopost SA ..........................              328           29,535
         Nexans SA ...........................            2,212          118,144
         Parrot SA* ..........................              900            8,867
         Pernod-Ricard SA ....................            1,072           67,776
         Peugeot SA* .........................           13,115          346,227
         Pinault-Printemps-Redoute SA ........            4,251          348,486
         Publicis Groupe .....................           10,565          323,445
         Renault SA* .........................            7,899          291,841
         Sanofi-Aventis SA ...................           38,060        2,248,961
         Schneider Electric SA ...............            6,627          507,219
         SCOR SE .............................           13,539          278,179
         Societe BIC SA ......................              828           47,676
         Societe Generale ....................           17,730          973,214
         Sodexo ..............................              576           29,657
         Suez Environnement SA ...............            1,613           28,267
         Technip SA ..........................            3,903          192,458
         Thales SA ...........................              628           28,194
         Thomson* ............................           68,598           60,723
         Total SA ............................           46,474        2,518,925
         Unibail- Rodamco SE .................              444           66,384
         Valeo SA* ...........................            5,481          101,217
         Vallourec SA ........................              492           60,136
         Veolia Environnement ................            3,514          103,897
         Vinci SA ............................            6,074          274,085
         Vivendi Universal SA ................           39,547          949,284
                                                                  --------------
      TOTAL FRANCE ...........................                        18,470,447
                                                                  --------------
   GERMANY -- 4.3%
         Adidas AG ...........................            3,592          136,882
         Allianz SE Registered Shares ........           19,332        1,783,235
         BASF SE .............................           45,785        1,824,157
         Bayer AG ............................            6,950          373,495
         Bayerische Motoren Werke (BMW) AG ...           12,517          472,831

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   GERMANY -- (CONTINUED)
         Beiersdorf AG .......................              993   $       46,777
         Commerzbank AG* .....................           12,183           75,945
         DaimlerChrysler AG - Registered
            shares ...........................           35,295        1,280,557
         Demag Cranes AG .....................              703           15,956
         Deutsche Bank AG ....................            5,415          329,183
         Deutsche Bank AG - Registered
            shares ...........................            6,600          402,600
         Deutsche Boerse AG ..................            6,902          537,148
         Deutsche Lufthansa AG - Registered
            shares ...........................           94,359        1,185,026
         Deutsche Post AG - Registered
            shares ...........................            6,012           78,499
         Deutsche Postbank AG* ...............            1,112           28,341
         Deutsche Telekom AG .................           55,264          653,362
         Deutsche Telekom AG - ADR ...........           36,500          430,700
         E.On AG .............................           17,107          607,264
         Fraport AG Frankfurt Airport
            Services Worldwide ...............           11,122          476,890
         Fresenius Medical Care AG & Co. .....
            KGaA .............................            1,602           71,988
         Fresenius SE ........................            2,639          123,487
         GEA Group AG ........................           13,890          210,924
         Generali Deutschland Holding AG .....              168           13,436
         Grammer AG* .........................            2,104           17,445
         HeidelbergCement AG .................              959           39,487
         Henkel AG & Co.KGaA .................            1,523           41,085
         Highlight Communications AG .........            3,483           20,080
         Hochtief AG .........................            2,197          110,944
         Infineon Technologies AG* ...........           18,127           66,005
         K+S AG ..............................            1,131           63,796
         Linde AG ............................              835           68,598
         MAN AG ..............................            1,677          103,185
         Merck KGaA ..........................              605           61,562
         Metro AG ............................            1,483           70,855
         MTU Aero Engines Holding AG .........            6,537          238,863
         Muenchener Rueckversicherungs-
            Gesellschaft AG ..................            7,852        1,060,850
         RWE AG ..............................           15,418        1,215,858
         Salzgitter AG .......................              647           57,027

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   GERMANY -- (CONTINUED)
         SAP AG ..............................           13,701   $      552,403
         Siemens AG ..........................            7,832          541,603
         SolarWorld AG .......................            1,078           25,512
         Suedzucker AG .......................           12,918          261,822
         ThyssenKrupp AG .....................           18,972          472,641
         Volkswagen AG .......................            1,572          532,570
         Wacker Chemie AG ....................              488           56,354
                                                                  --------------
      TOTAL GERMANY ..........................                        16,837,228
                                                                  --------------
   GHANA -- 0.1%
         Aluworks Ghana, Ltd.*(1) ............          232,000           77,566
         CAL Bank, Ltd.(1) ...................          264,000           35,306
         Ghana Commercial Bank, Ltd.(1) ......          106,696           38,526
         Produce Buying Co., Ltd.(1) .........          162,500           22,819
         Standard Chartered Bank(1) ..........            2,200           42,661
                                                                  --------------
      TOTAL GHANA ............................                           216,878
                                                                  --------------
   GREECE -- 0.4%
         Alpha Bank AE* ......................            2,306           25,246
         Bank of Cyprus, Public Co., Ltd. ....            5,038           28,462
         Coca-Cola Hellenic Bottling Co. SA ..            8,851          182,428
         EFG Eurobank Ergasias SA* ...........            2,573           27,064
         Hellenic Petroleum SA ...............            1,993           19,270
         Hellenic Telecommunications
            Organization SA ..................            4,711           72,042
         Marfin Investment Group SA* .........          154,829          664,433
         National Bank of Greece SA* .........            2,954           81,948
         National Bank of Greece SA - ADR* ...           44,529          244,464
         OPAP SA .............................            8,713          232,333
         Piraeus Bank SA* ....................           10,509          104,628
                                                                  --------------
      TOTAL GREECE ...........................                         1,682,318
                                                                  --------------
   HONG KONG -- 3.4%
         Agile Property Holdings, Ltd. .......          122,000          173,814

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   HONG KONG -- (CONTINUED)
         Aluminum Corp. of China, Ltd. -
            Class H ..........................           38,000   $       35,562
         Bank of East Asia, Ltd. .............            9,200           27,881
         Beijing Capital International Airport
            Co., Ltd. - Class H* .............          320,684          223,275
         Beijing Enterprises Holdings, Ltd. -
            Class H ..........................           35,000          174,209
         BOC Hong Kong, Ltd. .................           36,500           63,507
         Cathay Pacific Airways, Ltd. ........           24,000           32,925
         Chaoda Modern Agriculture Holdings,
            Ltd. .............................           36,140           21,134
         Cheung Kong Holdings, Ltd. ..........           55,000          628,877
         China Agri-Industries Holdings,
            Ltd. .............................           51,000           31,641
         China COSCO Holdings Co., Ltd. -
            Class H ..........................           36,000           42,513
         China Green Holdings, Ltd. ..........           45,000           46,756
         China Life Insurance Co., Ltd. -
            Class H ..........................          230,931          848,718
         China Mengniu Dairy Co., Ltd.* ......           21,000           48,717
         China Merchants Holdings
            International Co., Ltd. ..........           49,470          141,690
         China Mobile, Ltd. ..................          143,728        1,439,063
         China Overseas Land & Investment,
            Ltd. .............................           46,320          106,906
         China Petroleum & Chemical Corp. -
            Class H ..........................        1,036,498          784,755
         China Pharmaceutical Group, Ltd. ....          210,000          107,660
         China Resources Enterprise, Ltd. ....           28,000           55,862
         China Resources Land, Ltd. ..........           44,000           96,916
         China Resources Power Holdings Co.,
            Ltd. .............................           16,000           35,388
         China Unicom Hongkong, Ltd. .........           66,652           88,622
         CLP Holdings, Ltd. ..................           87,000          576,477

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   HONG KONG -- (CONTINUED)
         CNOOC, Ltd. .........................          458,531   $      564,842
         COSCO Pacific, Ltd. .................           16,000           17,915
         Dah Chong Hong Holdings, Ltd. .......          107,000           29,841
         Denway Motors, Ltd. .................           78,000           31,043
         Dongfeng Motor Group Co., Ltd. -
            Class H ..........................          304,000          254,983
         Esprit Holdings, Ltd. ...............           57,800          321,127
         Foxconn International Holdings,
            Ltd.* ............................          129,000           83,870
         Global Bio-Chem Tecnology Group Co.,
            Ltd. .............................          130,000           23,393
         GOME Electrical Appliances Holdings,
            Ltd. .............................          140,959           34,847
         Guangdong Investment, Ltd. ..........          108,000           53,022
         Hang Lung Group, Ltd. ...............           18,000           84,229
         Hang Lung Properties, Ltd. ..........           24,000           79,033
         Hang Seng Bank, Ltd. ................           32,600          456,275
         Henderson Land Development Co.,
            Ltd. .............................          121,000          690,453
         Hong Kong & China Gas Co., Ltd. .....           23,000           48,281
         Hong Kong Exchanges & Clearing,
            Ltd. .............................           25,400          392,595
         Hongkong Electric Holdings, Ltd. ....           31,500          174,987
         Hutchinson Whampoa, Ltd. ............          111,400          724,673
         Hutchison Telecommunications
            International, Ltd. ..............           92,000           21,371
         Jiangxi Copper Co., Ltd. - Class H ..           20,000           32,494
         Kerry Properties, Ltd. ..............           32,500          141,570
         Kingboard Chemicals Holdings, Ltd. ..           45,000          110,323
         Lenovo Group, Ltd. ..................           88,000           33,042
         Li & Fung, Ltd. .....................           28,000           74,761
         Lifestyle International Holdings,
            Ltd. .............................            5,500            7,604
         MTR Corp. ...........................            9,500           28,380

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   HONG KONG -- (CONTINUED)
         New World Development Co., Ltd. .....           72,851   $      131,134
         Nine Dragons Paper Holdings, Ltd. ...           43,000           28,175
         Orient Overseas International,
            Ltd. .............................            2,000            8,487
         Oriental Press Group ................          600,000           70,148
         Pacific Basin Shipping, Ltd. ........           45,000           28,491
         PetroChina Co., Ltd. - Class H ......          551,141          609,045
         Shanghai Industrial Holdings, Ltd. ..           47,000          188,537
         Shangri-La Asia, Ltd. ...............           16,000           23,632
         Shenzhen Investment, Ltd. ...........          262,000          108,442
         Sino Land Co., Ltd. .................           76,000          125,115
         Sun Hung Kai Properties, Ltd. .......           65,000          807,157
         Swire Pacific, Ltd. - Class A .......           31,000          311,176
         The Link Real Estate Investment
            Trust ............................           13,000           27,629
         Wharf Holdings, Ltd. ................           75,625          318,855
         Wheelock & Co., Ltd. ................          108,000          277,559
         Wumart Stores, Inc. - Class H .......           57,000           71,049
         Yue Yuen Industrial, Ltd. ...........           12,500           29,405
                                                                  --------------
      TOTAL HONG KONG ........................                        13,511,858
                                                                  --------------
   HUNGARY -- 0.9%
         Egis Gyogyszergyar Nyrt PLC .........            1,190          107,660
         FHB Mortgage Bank PLC* ..............            2,400            9,374
         Gedeon Richter Nyrt .................            2,900          521,591
         Magyar Telecom Telecommunications
            PLC ..............................          206,028          608,399
         MOL Hungarian Oil and Gas Nyrt* .....            9,790          605,745
         OTP Bank Nyrt* ......................           95,307        1,723,140
         Raba Automotive Holding PLC* ........            8,500           28,191
                                                                  --------------
      TOTAL HUNGARY ..........................                         3,604,100
                                                                  --------------

      The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   INDIA -- 1.2%
         Bajaj Holdings and
         Investment, Ltd. - GDR* .............            2,000   $       19,269
         Cipla, Ltd. - GDR ...................           32,687          172,914
         Dr Reddys Laboratories, Ltd. - ADR ..           16,809          284,913
         GAIL India, Ltd. - GDR ..............            1,770           64,484
         HDFC Bank, Ltd. - ADR ...............            2,951          304,337
         ICICI Bank, Ltd. - Sponsored ADR ....           21,442          632,539
         Infosys Technologies, Ltd. -
            Sponsored ADR ....................           13,058          480,273
         ITC, Ltd. RegS GDR* .................           84,500          325,325
         Larsen & Toubro, Ltd. - 144A GDR*@ ..            3,577          117,066
         Reliance Industries, Ltd. - 144A
            GDR (New York Exchange)*@ ........            4,038          341,112
         Reliance Industries, Ltd. - 144A
            GDR (London Exchange)*@ ..........            5,870          489,372
         Reliance Infrastructure, Ltd. - GDR .            1,720          137,037
         State Bank of India, Ltd. - GDR
            (New York Exchange) ..............            9,804          714,442
         State Bank of India, Ltd. - GDR
            (London Exchange) ................              608           43,218
         Sterlite Industries India, Ltd. -
            ADR ..............................           31,288          389,223
         Tata Motors, Ltd. - ADR* ............            4,990           42,515
         Wipro, Ltd. - ADR ...................            5,680           67,024
                                                                  --------------
      TOTAL INDIA ............................                         4,625,063
                                                                  --------------
   INDONESIA -- 1.0%
         AKR Corporindo Tbk Pt ...............          376,000           30,058
         Aneka Tambang (Persero) Tbk Pt ......          190,000           37,410

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   INDONESIA -- (CONTINUED)
         Astra International Tbk Pt ..........          235,500   $      546,789
         Bakrie and Brothers Tbk Pt* .........        5,603,500           49,229
         Bank Central Asia Tbk Pt ............          664,500          227,766
         Bank Danamon Indonesia Tbk Pt .......          373,622          175,490
         Bank Mandiri Persero Tbk Pt .........        1,075,500          333,078
         Bank Rakyat Indonesia (Persero)
            Tbk Pt ...........................          474,517          290,935
         Barito Pacific Tbk Pt* ..............          269,000           32,743
         Bumi Resources Tbk Pt ...............          911,000          164,561
         Gudang Garam Tbk Pt .................           94,500          115,766
         Holcim Indonesia Tbk Pt* ............          460,000           49,301
         Indah Kiat Pulp & Paper Corp. Tbk
            Pt* ..............................          276,000           46,775
         Indocement Tunggal Prakarsa Tbk Pt ..           65,000           49,160
         Indofood Sukses Makmur Tbk Pt .......          531,000           97,793
         Indosat Tbk Pt ......................          370,000          179,687
         International Nickel Indonesia Tbk
            Pt* ..............................          150,000           60,553
         Kalbe Farma Tbk Pt ..................          644,000           63,435
         Lippo Karawaci Tbk Pt* ..............          501,000           32,856
         Medco Energi Internasional Tbk Pt* ..          133,000           39,524
         Perusahaan Gas Negara Pt ............          559,000          171,357
         Semen Gresik (Persero) Tbk Pt* ......          122,500           58,525
         Sinar Mas Agro Resources and
            Technology Tbk Pt(1) .............           69,500           22,457
         Tambang Balubara Bukit Asam Tbk Pt ..          168,374          190,154
         Telekomunikasi Indonesia Tbk Pt .....          645,500          477,863
         Unilever Indonesia Tbk Pt ...........           93,000           84,039
         United Tractors Tbk Pt ..............          298,000          288,949
                                                                  --------------
      TOTAL INDONESIA ........................                         3,916,253
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   IRELAND -- 0.2%
         CRH PLC (Dublin Exchange) ...........            5,835   $      133,630
         CRH PLC (London Exchange) ...........            6,392          146,915
         CRH PLC - ADR .......................           11,400          262,542
         Elan Corp. PLC* .....................            3,753           24,643
         Experian PLC ........................            5,583           41,869
         Kerry Group PLC - Class A ...........           13,678          311,765
                                                                  --------------
      TOTAL IRELAND ..........................                           921,364
                                                                  --------------
   ISRAEL -- 0.7%
         Africa Israel Investments, Ltd.* ....            4,409           74,628
         Alvarion, Ltd.* .....................            3,200           14,355
         Arab East Investment Co., Ltd.* .....           10,828           19,612
         Bezeq Israeli Telecommunication
            Corp., Ltd. ......................           80,644          148,858
         Cellcom Israel, Ltd. ................              650           17,270
         Check Point Software Technologies,
            Ltd.* ............................           12,531          294,103
         Clal Insurance Enterprises Holdings,
            Ltd.* ............................            1,100           16,660
         Delek Automotive Systems, Ltd. ......            3,400           27,424
         Delek Group, Ltd. ...................              500           60,479
         Delek Real Estate, Ltd.* ............            5,104            6,273
         Discount Investment Corp. ...........            1,000           18,083
         Elbit Systems, Ltd. .................              700           42,250
         Gazit Globe, Ltd. ...................            2,400           15,186
         Harel Insurance Investments &
            Financial Services, Ltd.* ........              550           22,315
         IDB Holding Corp., Ltd. .............              950           16,464
         Israel Chemicals, Ltd. ..............           18,470          181,243
         Israel Corp., Ltd. ..................              160           84,955
         Israel Discount Bank, Ltd. -
            Class A ..........................           38,000           49,597
         Koor Industries, Ltd. ...............              450           10,292
         Makhteshim-Agan Industries, Ltd. ....           20,000           98,526
         Migdal Insurance & Financial
            Holding, Ltd.* ...................           29,594           42,209

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   ISRAEL -- (CONTINUED)
         Mizrahi Tefahot Bank, Ltd.* .........           12,100   $       72,081
         Oil Refineries, Ltd. ................           55,500           25,366
         Orbotech, Ltd.* .....................            1,300           11,245
         Ormat Industries ....................            3,500           28,404
         Partner Communications Co., Ltd. ....            3,743           63,937
         Property & Building Corp., Ltd. .....              500           25,921
         Shufersal Ltd. ......................            7,500           27,669
         Teva Pharmaceutical Industries,
            Ltd. - ADR .......................           24,762        1,221,757
                                                                  --------------
      TOTAL ISRAEL ...........................                         2,737,162
                                                                  --------------
   ITALY -- 1.4%
         A2A SPA .............................           14,631           26,739
         Alleanza Assicurazioni SPA ..........            4,132           28,397
         Assicurazioni Generali SPA ..........            8,425          175,468
         Atlantia SPA ........................            7,091          143,626
         Banca Monte dei Paschi di Siena
            SPA ..............................          121,063          195,677
         Banca Popolare di Milano Scrl .......            6,629           39,556
         Banco Popolare Scrl* ................           16,117          120,525
         Enel SPA ............................           44,889          219,145
         ENI SPA .............................           33,732          800,027
         Fiat SPA* ...........................           26,112          263,299
         Finmeccanica SPA ....................            2,586           36,468
         Intesa Sanpaolo SPA* ................          269,666          871,433
         Intesa Sanpaolo SPA - RSP ...........           10,938           27,042
         Luxottica Group SPA* ................            1,485           30,893
         Mediaset SPA ........................            7,120           39,974
         Mediobanca SPA ......................            4,298           51,217
         Parmalat SPA ........................          239,553          578,593
         Permasteelisa SPA* ..................              500            8,525
         Pirelli & Co. SPA* ..................          382,266          134,032
         Saipem SPA ..........................            1,979           48,350
         Snam Rete Gas SPA ...................            6,690           29,388
         Telecom Italia SPA ..................          141,706          196,473
         Telecom Italia SPA - ADR ............           17,000          233,920
         Terna SPA ...........................            8,239           27,478
         UniCredit SPA* ......................          494,678        1,251,190

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   ITALY -- (CONTINUED)
         Unione di Banche Italiane SCPA ......           11,474   $      149,521
                                                                  --------------
      TOTAL ITALY ............................                         5,726,956
                                                                  --------------
   JAPAN -- 13.2%
         Advantest Corp. .....................            1,600           29,136
         Aeon Co., Ltd. ......................            3,700           36,508
         Aeon Fantasy Co., Ltd. ..............            5,200           47,772
         Aioi Insurance Co., Ltd. ............            7,000           31,905
         Airport Facilities Co., Ltd. ........            5,300           27,807
         Aisin Seiki Co., Ltd. ...............           13,216          285,510
         Ajinomoto Co., Inc. .................           10,000           79,106
         Alfresa Holdings Corp. ..............              200            9,240
         All Nippon Airways Co., Ltd. ........            8,000           27,953
         Amada Co., Ltd. .....................           94,000          582,537
         Aoyama Trading Co., Ltd. ............            2,400           41,422
         Arakawa Chemical Industries, Ltd. ...            5,200           58,715
         Argo Graphics, Inc. .................            5,800           62,744
         Asahi Breweries, Ltd. ...............            6,400           91,710
         Asahi Glass Co., Ltd. ...............           41,000          328,410
         Asahi Industries Co., Ltd. ..........                6           13,732
         Asahi Kasei Corp. ...................           68,000          345,015
         Astellas Pharma, Inc. ...............           38,500        1,359,518
         Benesse Corp. .......................              800           32,079
         BML, Inc. ...........................              800           17,773
         Bridgestone Corp. ...................            5,500           86,155
         Brother Industries, Ltd. ............           22,800          201,664
         C Uyemura & Co., Ltd. ...............              300            9,702
         CAC Corp. ...........................            4,000           28,889
         Canon Marketing Japan, Inc. .........            9,300          130,013
         Canon, Inc. .........................           17,033          556,366
         Central Japan Railway Co. ...........               93          571,716
         Certo Corp. .........................            3,700           55,574
         Chubu Electric Power Co., Inc. ......            3,700           85,447
         Chubu Steel Plate Co., Ltd. .........           17,400          142,366
         Chuetsu Pulp & Paper Co., Ltd. ......           33,000           80,741
         Chugai Pharmaceutical Co. Ltd. ......            1,600           30,446

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   JAPAN -- (CONTINUED)
         Chuo Mitsui Trust Holdings, Inc. ....            8,000   $       30,482
         Coca-Cola Central Japan Co., Ltd. ...            3,900           53,808
         COMSYS Holdings Corp. ...............            3,000           33,099
         Cosmo Oil Co., Ltd. .................           32,000          108,340
         Credit Saison Co., Ltd. .............            6,300           79,914
         Crescendo Investment Corp. ..........               76          144,946
         Dai Nippon Printing Co., Ltd. .......           50,000          684,593
         Daicel Chemical Industries, Ltd. ....           26,000          157,567
         Daido Steel Co., Ltd. ...............           25,725          105,176
         Daiichi Jitsugyo Co., Ltd. ..........           30,000          105,846
         Daiichi Sankyo Co., Ltd. ............            3,700           66,043
         Daikin Industries, Ltd. .............            1,902           61,213
         Daisyo Corp. ........................            7,800          106,697
         Daito Trust Construction Co., Ltd. ..           17,400          820,452
         Daiwa House Industry Co., Ltd. ......           26,000          279,579
         Daiwa Securities Group, Inc. ........           40,000          237,688
         Denso Corp. .........................            4,568          117,090
         Dentsu, Inc. ........................            1,500           31,477
         DIC Corp. ...........................           19,000           29,681
         DTS Corp. ...........................            2,700           28,056
         East Japan Railway Co., Ltd. ........           10,770          648,417
         Ebara Corp.* ........................           60,000          206,769
         Eiken Chemical Co., Ltd. ............            4,100           34,995
         Eisai Co., Ltd. .....................            2,216           78,680
         Electric Power Development Co.,
            Ltd ..............................            1,000           28,374
         Epilda Memory, Inc.* ................            5,200           56,002
         FamilyMart Co., Ltd. ................              200            6,284
         Fanuc, Ltd. .........................            2,633          210,999
         Fast Retailing Co., Ltd. ............              300           39,097
         Fuji Electric Holdings Co., Ltd. ....           39,000           64,398
         Fuji Film Holdings Corp. ............           21,000          668,321
         Fuji Heavy Industries, Ltd. .........           71,000          286,849
         Fuji Media Holdings, Inc. ...........              296          445,451
         Fuji Soft, Inc. .....................            6,800          134,299

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   JAPAN -- (CONTINUED)
         Fujitsu Business Systems, Ltd. ......            1,400   $       26,527
         Fujitsu, Ltd. .......................           28,000          152,102
         Fukuda Denshi Co., Ltd. .............              400            9,754
         Fukuoka Financial Group, Inc. .......           70,000          313,055
         Furusato Industries, Ltd. ...........            5,800           42,710
         Futaba Corp. ........................            2,700           49,563
         Gendai Agency, Inc. .................               82           92,265
         GS Yuasa Corp. ......................            2,000           17,550
         Gunze, Ltd. .........................            1,000            4,454
         Hakuhodo DY Holdings, Inc. ..........              770           41,508
         Hankyu Hanshin Holdings, Inc. .......            7,000           32,771
         Hino Motors, Ltd. ...................           63,000          196,141
         Hirose Electric Co., Ltd. ...........              300           32,006
         HIS Co., Ltd. .......................            3,700           81,435
         Hitachi Cable, Ltd. .................           26,000           83,202
         Hitachi Construction Machinery Co.,
            Ltd ..............................            4,100           66,630
         Hitachi Information Systems, Inc. ...            4,700           99,159
         Hitachi Medical Corp. ...............            7,000           78,107
         Hitachi Software Engineering Co.,
            Ltd ..............................           10,400          177,544
         Hitachi Systems & Services, Ltd. ....            4,400           60,002
         Hitachi, Ltd. .......................          311,000          967,837
         Hitachi, Ltd. - ADR .................           16,182          501,157
         Hokkaido Electric Power Co. .........            1,600           29,958
         Hokkaido Gas Co., Ltd. ..............           13,000           33,162
         Hokuhoku Financial Group, Inc. ......           12,000           30,079
         Hokuriku Electric Power Co. .........            1,300           29,732
         Honda Motor Co., Ltd. ...............           46,240        1,272,102
         Hoshizaki Electric Co., Ltd. ........            2,700           30,433
         Hoya Corp. ..........................            2,700           54,086
         Ibiden Co., Ltd. ....................            1,100           30,844
         Idemitsu Kosan Co., Ltd. ............            3,300          282,721
         IHI Corp.* ..........................           16,000           27,639
         Imasen Electric Industrial ..........            4,000           43,334
         Inabata & Co., Ltd. .................           12,000           48,869

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   JAPAN -- (CONTINUED)
         Information Services
            International-Dentsu, Ltd. .......           11,300   $       69,646
         INPEX Corp. .........................                4           31,893
         Isetan Mitsukoshi Holdings, Ltd. ....           33,100          336,774
         Isuzu Motors, Ltd. ..................           78,000          125,136
         ITC Networks Corp. ..................                6           11,594
         Itochu Corp. ........................           32,690          226,843
         Itochu Enex Co., Ltd. ...............            7,000           43,274
         J Front Retailing Co., Ltd. .........            6,000           28,629
         Japan Real Estate Investment Corp. ..                5           41,475
         Japan Tobacco, Inc. .................               46          143,788
         JBCC Holdings, Inc. .................            7,000           48,581
         JFE Holdings, Inc. ..................            5,500          184,785
         JGC Corp. ...........................            2,000           32,192
         JMS Co., Ltd. .......................           15,000           57,138
         Joban Kosan Co., Ltd. ...............            5,000            7,839
         JS Group Corp. (Tostem Inax Holding
            Corp.) ...........................            6,200           95,685
         JSR Corp. ...........................            2,000           34,257
         JTEKT Corp. .........................            9,800           99,042
         Kajima Corp. ........................           10,000           31,130
         Kamei Corp. .........................           10,000           51,705
         Kamigumi Co., Ltd. ..................            6,000           50,709
         Kaneka Corp. ........................           50,000          355,281
         Kanematsu Corp.* ....................            7,000            7,314
         Kanematsu Electronics, Ltd. .........            5,600           49,047
         Kanto Auto Works, Ltd. ..............            7,000           67,680
         Kao Corp. ...........................           15,000          326,406
         Kasumi Co., Ltd. ....................            3,000           13,219
         Kawasaki Heavy Industries, Ltd. .....           16,000           44,073
         Kawasaki Kisen Kaisha, Ltd. .........           28,000          114,858
         KDDI Corp. ..........................               23          122,039
         Keihanshin Real Estate Co., Ltd. ....           11,000           49,082
         Keihin Electric Express Railway Co.,
            Ltd ..............................            5,000           38,771
         Keyence Corp. .......................              300           61,119
         Kintetsu Corp. ......................            9,000           39,671
         Kirin Holdings Co., Ltd. ............            7,800          108,822
         Kobe Steel, Ltd. ....................           63,000          117,332

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   JAPAN -- (CONTINUED)
         Kokuyo Co., Ltd. ....................            4,500   $       39,402
         Komatsu, Ltd. .......................            8,211          126,774
         Konica Minolta Holdings, Inc ........            3,500           36,570
         Konishi Co., Ltd. ...................            3,000           24,165
         Kubota Corp. ........................            9,074           74,724
         Kuraray Co., Ltd. ...................            3,000           33,257
         Kurita Water Industries, Ltd. .......            1,100           35,525
         Kyocera Corp. .......................            2,939          220,643
         Kyocera Corp. - ADR .................              600           44,820
         Kyodo Printing Co., Ltd. ............           25,000           79,533
         Kyoei Steel, Ltd. ...................              800           22,597
         Kyowa Hakko Konin Co., Ltd. .........            3,000           33,846
         Kyushu Electric Power Co., Inc. .....            2,200           47,347
         Lawson, Inc. ........................              900           39,614
         Leopalace21 Corp. ...................           51,900          463,777
         Maezawa Kasei Industries Co., Ltd. ..            1,700           16,419
         Makita Corp. ........................            5,400          130,672
         Marubeni Corp. ......................           10,000           44,228
         Marubun Corp. .......................            2,700           18,428
         Marui Co., Ltd. .....................           13,400           93,800
         Matsui Securities Co., Ltd. .........           11,200          101,562
         Maxvalu Tokai Co., Ltd. .............            2,400           29,229
         Mazda Motor Corp. ...................           45,000          115,087
         MEIJI Holdings Co., Ltd.* ...........              800           32,221
         Meisei Industrial Co., Ltd. .........           34,000           89,156
         Mercian Corp. .......................           76,000          147,962
         Mimasu Semiconductor Industry Co.,
            Ltd. .............................           10,200          122,160
         Mitsubishi Chemical Holdings Corp. ..           28,500          120,548
         Mitsubishi Corp. ....................           18,976          350,168
         Mitsubishi Electric Corp. ...........           71,335          450,846
         Mitsubishi Estate Co., Ltd. .........            9,000          149,415
         Mitsubishi Gas Chemical Co., Inc. ...           26,000          141,761
         Mitsubishi Heavy Industries, Ltd. ...           61,000          252,437

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   JAPAN -- (CONTINUED)
         Mitsubishi Materials Corp. ..........           45,000   $      140,102
         Mitsubishi Motors Corp.* ............           20,000           37,483
         Mitsubishi Tanabe Pharma Corp. ......            2,000           22,977
         Mitsubishi UFJ Financial Group, Inc.            91,713          566,309
         Mitsubishi UFJ Lease & Finance Co.,
            Ltd ..............................            1,140           37,163
         Mitsui & Co., Ltd. ..................           38,194          452,587
         Mitsui Chemicals, Inc. ..............           35,000          111,571
         Mitsui Engineering & Shipbuilding
            Co., Ltd. ........................           20,000           46,979
         Mitsui Fudosan Co., Ltd. ............           11,000          190,786
         Mitsui High-Tec, Inc. ...............            5,200           57,044
         Mitsui Home Co., Ltd. ...............           14,000           82,159
         Mitsui O.S.K. Lines, Ltd. ...........           27,000          174,483
         Mitsui Sumitomo Insurance Group
            Holdings, Inc. ...................            2,400           62,786
         Mitsumi Electric Co., Ltd. ..........           13,600          290,518
         Mizuho Financial Group, Inc. ........          163,911          380,820
         Murata Manufacturing Co., Ltd. ......            1,300           55,483
         Nagase & Co., Ltd. ..................            5,000           50,201
         Namura Shipbuilding Co., Ltd. .......            2,300           14,334
         NEC Corp.* ..........................           11,000           43,027
         NEC Mobiling, Ltd. ..................            4,100           79,222
         NEC Networks & System Integration
            Corp .............................            1,700           20,878
         NGK Insulators, Ltd. ................            3,000           61,145
         NGK Spark Plug Co., Ltd. ............            5,000           47,732
         Nichiban Co., Ltd. ..................           10,000           31,047
         Nidec Corp. .........................            1,919          116,808
         Nihon Shokuhin Kako Co., Ltd. .......            2,000            7,183
         Nihon Yamamura Glass Co., Ltd. ......           55,000          138,546
         Nikon Corp. .........................            1,000           17,301
         Nintendo Co., Ltd. ..................            3,643        1,008,218
         Nippo Corp. .........................           24,000          222,652
         Nippon Building Fund, Inc. ..........                4           34,192

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   JAPAN -- (CONTINUED)
         Nippon Electric Glass Co., Ltd. .....            2,000   $       22,359
         Nippon Express Co., Ltd. ............          133,000          603,784
         Nippon Flour Mills Co., Ltd. ........            9,000           43,261
         Nippon Game Card Corp. ..............               13           17,523
         Nippon Kayaku Co., Ltd. .............            4,000           27,545
         Nippon Meat Packers, Inc. ...........            2,000           25,181
         Nippon Mining Holdings, Inc. ........          136,500          705,363
         Nippon Oil Corp. ....................            7,000           41,220
         Nippon Paper Group, Inc. ............            2,200           56,912
         Nippon Sheet Glass Co., Ltd. ........           52,000          151,521
         Nippon Shinyaku Co., Ltd. ...........            2,000           22,895
         Nippon Shokubai Co., Ltd. ...........            7,000           53,643
         Nippon Soda Co., Ltd. ...............           37,000          165,835
         Nippon Steel Corp. ..................           33,000          126,338
         Nippon System Development Co.,
            Ltd. .............................            6,000           60,868
         Nippon Telegraph & Telephone Corp. ..           45,526        1,854,065
         Nippon Yusen Kabushiki Kaisha .......           99,000          426,312
         Nipponkoa Insurance Co., Ltd. .......            5,000           29,089
         NIS Group Co., Ltd.* ................           27,300           13,263
         Nishimatsu Construction Co., Ltd. ...           39,000           60,525
         Nissan Chemical Industries, Ltd. ....            7,000           78,688
         Nissan Motor Co., Ltd. ..............          114,900          697,316
         Nisshin Seifun Group, Inc. ..........           40,000          475,248
         Nisshin Steel Co., Ltd. .............            3,000            6,697
         Nisshinbo Holdings, Inc. ............           19,000          214,341
         Nitori Co., Ltd. ....................              400           28,326
         Nittan Valve Co., Ltd. ..............            2,100            7,594
         Nitto Denko Corp. ...................            1,000           30,489
         Noevir Co., Ltd. ....................            4,900           47,351
         Nomura Holdings, Inc. ...............           20,900          176,414
         NSK, Ltd. ...........................           15,000           75,932

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   JAPAN -- (CONTINUED)
         NTN Corp. ...........................           26,000   $      104,139
         NTT Data Corp. ......................                9           29,051
         NTT DoCoMo, Inc. ....................              178          260,350
         Odakyu Electric Railway Co., Ltd. ...            3,000           25,647
         Ohashi Technica, Inc. ...............            5,500           33,529
         Ohbayashi Corp. .....................            6,000           29,371
         OJI Paper Co., Ltd. .................            7,000           30,075
         Okabe Co., Ltd. .....................           10,000           40,942
         Olympus Corp. .......................              900           21,194
         Omron Corp. .........................            1,800           26,079
         Ono Pharmaceutical Co., Ltd. ........              600           26,616
         Onward Kashiyama Co., Ltd. ..........            7,000           44,982
         Oriental Land Co., Ltd. .............              400           26,819
         ORIX Corp. ..........................              660           39,283
         Osaka Gas Co., Ltd. .................           42,000          133,875
         Osaka Steel Co., Ltd. ...............            1,000           18,192
         Pal Co., Ltd. .......................            1,450           24,558
         Panasonic Corp. .....................           14,625          197,036
         Panasonic Electric Works Co.,
            Ltd ..............................           10,000           94,516
         Panasonic Electric Works Information
            Systems Co., Ltd. ................            6,700          138,637
         Piolax, Inc. ........................            1,000           15,035
         Prima Meat Packers, Ltd. ............           51,000           61,786
         Promise Co., Ltd. ...................            2,400           30,622
         Rakuten, Inc. .......................               51           30,732
         Relo Holdings, Inc. .................            2,700           31,892
         Resona Holdings, Inc. ...............            2,900           40,650
         Ricoh Co., Ltd. .....................           28,276          364,257
         Rock Field Co., Ltd. ................            2,300           28,514
         Rohm Co., Ltd. ......................            3,700          269,870
         Ryoden Trading Co., Ltd. ............           20,000          112,117
         Ryoyo Electro Corp. .................            2,900           24,216
         Sankyo Co., Ltd. ....................              500           26,672
         Sankyo-Tateyama Holdings, Inc.* .....          108,000           97,555
         Sanoyas Hishino Meisho Corp. ........            2,100            8,816
         Sanshin Electronics Co., Ltd. .......            2,600           20,022
         Sanyo Electric Co., Ltd.* ...........           11,000           28,489
         Sapporo Hokuyo Holdings, Inc.* ......           13,000           37,288

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   JAPAN -- (CONTINUED)
         Sato Shoji Corp. ....................            4,800   $       25,832
         SBI Holdings, Inc. ..................              142           28,838
         Secom Co., Ltd. .....................            1,100           44,644
         Seiko Epson Corp. ...................            1,900           31,008
         Seino Holdings Corp. ................           23,000          190,789
         Sekisui Chemical Co., Ltd. ..........           43,000          269,538
         Sekisui House, Ltd. .................           29,000          293,711
         Seven & I Holdings Co., Ltd. ........           14,900          349,444
         Seven Bank Ltd. .....................               34           89,160
         Sharp Corp. .........................            5,000           51,871
         Shikoku Chemicals Corp. .............            2,000            9,135
         Shikoku Coca-Cola Bottling Co.,
            Ltd. .............................            4,200           41,859
         Shikoku Electric Power Co., Inc. ....              900           26,842
         Shimano, Inc. .......................              800           30,737
         Shimizu Corp. .......................            6,000           26,042
         Shin-Etsu Chemical Co., Ltd. ........            5,633          261,252
         Shinagawa Refractories Co., Ltd. ....           14,000           38,090
         Shinmaywa Industries, Ltd. ..........            7,000           25,392
         Shinsei Bank, Ltd.* .................            6,000            9,579
         Shionogi & Co., Ltd. ................            1,000           19,321
         Shiroki Corp. .......................           14,000           26,875
         Shiseido Co., Ltd. ..................            1,000           16,360
         Showa Denko KK ......................           79,000          140,900
         Sinanen Co., Ltd. ...................            5,000           25,280
         SMC Corp. ...........................              300           32,212
         Softbank Corp. ......................            4,200           81,820
         Sojitz Corp. ........................           12,500           27,413
         Sompo Japan Insurance, Inc. .........           62,000          413,146
         Sony Corp. ..........................           47,302        1,234,063
         Sony Corp. - ADR ....................            3,300           85,338
         Sony Financial Holdings, Inc. .......               10           27,572
         Sorun Corp. .........................           14,600           89,164
         Stanley Electric Co., Ltd. ..........            1,900           38,528
         Starzen Co., Ltd. ...................           15,000           33,130
         Sumitomo Bakelite Co., Ltd. .........            9,000           45,212
         Sumitomo Chemical Co., Ltd. .........           60,000          269,829
         Sumitomo Corp. ......................           66,900          680,018

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   JAPAN -- (CONTINUED)
         Sumitomo Electric Industries, Ltd. ..           34,200   $      383,444
         Sumitomo Forestry Co., Ltd. .........            6,000           50,791
         Sumitomo Heavy Industries, Ltd. .....            6,000           26,692
         Sumitomo Metal Industries, Ltd. .....           51,000          135,572
         Sumitomo Metal Mining Co., Ltd. .....            3,000           42,144
         Sumitomo Mitsui Financial Group,
            Inc ..............................           29,701        1,201,860
         Sumitomo Realty & Development Co.,
            Ltd ..............................            3,000           54,776
         Suzuki Motor Corp. ..................            6,234          139,784
         T&D Holdings Inc. ...................            1,300           37,142
         Taihei Kogyo Co., Ltd. ..............           10,000           32,024
         Taiheiyo Cement Corp. ...............           54,000           92,538
         Taiho Kogyo Co., Ltd. ...............           15,400          120,012
         Taikisha, Ltd. ......................            3,276           38,536
         Taiyo Nippon Sanso Corp. ............            3,000           28,676
         Takachiho Electric Co., Ltd. ........            2,600           27,875
         Takashimaya Co., Ltd. ...............            4,000           31,485
         Takeda Pharmaceutical Co., Ltd. .....            9,789          380,596
         TDK Corp. ...........................              600           28,167
         TDK Corp. - ADR .....................            5,500          255,860
         Teijin, Ltd. ........................           45,000          144,642
         Terumo Corp. ........................              800           35,270
         The 77 Bank, Ltd. ...................           14,000           81,512
         The Bank of Kyoto, Ltd. .............           11,000          101,956
         The Bank of Nagoya, Ltd. ............            9,000           40,652
         The Bank of Yokohama, Ltd. ..........           26,000          139,167
         The Chiba Bank, Ltd. ................            7,000           45,684
         The Chugoku Electric Power Co.,
            Inc ..............................            1,400           29,231
         The Daishi Bank, Ltd. ...............           12,000           49,123
         The Gunma Bank, Ltd. ................            6,000           33,356
         The Hachijuni Bank, Ltd. ............           19,000          107,353
         The Higo Bank, Ltd. .................            8,000           47,638
         The Hokkoku Bank, Ltd. ..............           14,000           51,587
         The Hyakugo Bank, Ltd. ..............            8,000           39,616
         The Iyo Bank, Ltd. ..................            3,000           30,579
         The Japan Steel Works, Ltd. .........            3,000           36,972

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   JAPAN -- (CONTINUED)
         The Joyo Bank, Ltd. .................            6,000   $       30,614
         The Juroku Bank, Ltd. ...............           12,000           42,524
         The Kagawa Bank, Ltd. ...............            5,000           20,842
         The Kagoshima Bank, Ltd. ............            7,000           51,497
         The Kansai Electric Power Co. Inc. ..            5,600          123,527
         The Kita-Nippon Bank,  Ltd. .........            2,600           68,970
         The San-In Godo Bank, Ltd. ..........            7,000           60,347
         The Shiga Bank, Ltd. ................            8,000           48,228
         The Shizuoka Bank, Ltd. .............            3,000           29,690
         The Sumitomo Trust & Banking Co.,
            Ltd ..............................           40,000          214,635
         The Yamanashi Chuo Bank, Ltd. .......            8,000           44,031
         TKC .................................            2,700           51,794
         Tobu Railway Co., Ltd. ..............            5,000           29,349
         Toda Corp. ..........................           11,000           44,949
         Toenec Corp. ........................           12,000           64,707
         Toho Co., Ltd. ......................            1,800           29,280
         Tohoku Electric Power Co., Inc. .....            2,300           48,045
         Tokio Marine Holdings, Inc. .........           20,800          571,097
         Tokyo Electric Power Co., Inc. ......            7,900          203,119
         Tokyo Electron, Ltd. ................              900           43,434
         Tokyo Gas Co., Ltd. .................           89,000          317,947
         Tokyo Rakutenchi Co., Ltd. ..........            8,000           32,948
         Tokyo Steel Manufacturing Co.,
            Ltd. .............................           33,200          404,118
         Tokyo Tatemono Co., Ltd. ............           17,000           94,671
         Tokyo Tekko Co., Ltd. ...............            7,000           26,202
         Tokyu Corp. .........................            6,000           30,268
         Tokyu Land Corp. ....................           17,000           77,234
         Tomen Electronics Corp. .............              900            9,317
         Tomoku Co., Ltd. ....................           20,000           39,868
         TonenGeneral Sekiyu KK ..............            3,000           30,534
         Toppan Printing Co., Ltd. ...........           30,000          302,251
         Toray Industries, Inc. ..............            7,000           35,631
         Toshiba Corp. .......................           21,000           76,082
         Tosoh Corp. .........................           32,000           90,516
         Toyo Engineering Corp. ..............            9,000           30,410

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   JAPAN -- (CONTINUED)
         Toyo Seikan Kaisha, Ltd. ............            8,300   $      175,607
         Toyo Wharf & Warehouse Co., Ltd. ....           15,000           24,891
         Toyota Boshoku Corp. ................               30              447
         Toyota Industries Corp. .............            1,100           27,341
         Toyota Motor Corp. ..................           23,758          898,465
         Toyota Tsusho Corp. .................            1,900           28,140
         Trend Micro, Inc. ...................            1,000           31,932
         Tsurumi Manufacturing Co., Ltd. .....            1,000            6,263
         Ube Industries, Ltd. ................           11,000           30,697
         Uni-Charm Corp. .....................              500           38,198
         Universe Co., Ltd. ..................            3,000           37,195
         Usen Corp.* .........................           11,186           14,750
         VITAL KSK HOLDINGS, Inc.* ...........            5,000           26,678
         West Japan Railway Co. ..............                8           26,456
         Wowow, Inc. .........................               30           51,378
         Yachiyo Industry Co., Ltd. ..........            1,700           16,184
         Yahoo! Japan Corp. ..................               89           28,306
         Yamada Denki Co., Ltd. ..............              530           30,834
         Yamaguchi Financial Group, Inc. .....           13,000          171,453
         Yamaha Corp. ........................           13,300          165,770
         Yamaha Motor Co., Ltd. ..............           32,700          363,255
         Yamato Holdings Co., Ltd. ...........            3,000           39,888
         Yokogawa Electric Corp. .............           35,400          238,561
         Yondenko Corp. ......................            2,000           10,076
                                                                  --------------
      TOTAL JAPAN ............................                        52,387,068
                                                                  --------------
   JORDAN -- 0.1%
         Arab Bank PLC .......................           11,205          206,514
         Arab Potash Co. .....................              700           36,393
         Jordan Petroleum
         Refinery Co. ........................            1,380           15,782
         Jordan Steel ........................            5,259           25,820
         Jordanian Electric Power Co. ........            9,117           41,752
         Lafarge Jordan Cement ...............            3,000           29,311
         Middle East Complex*(1) .............            3,860            8,626
         Taameer Jordan Holdings PSC* ........           12,900           10,881
         United Arab Investors* ..............           17,000           18,389
                                                                  --------------
      TOTAL JORDAN ...........................                           393,468
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   KAZAKHSTAN -- 0.1%
         KazMunaiGas Exploration Production
            GDR ..............................           12,500   $      237,500
                                                                  --------------
      TOTAL KAZAKHSTAN .......................                           237,500
                                                                  --------------
   KENYA -- 0.2%
         Bamburi Cement Co., Ltd.(1) .........           23,000           43,549
         Barclays Bank of Kenya, Ltd. ........           48,400           34,835
         Centum Investment Co., Ltd. .........          102,300           21,454
         East African Breweries, Ltd. ........           59,080          115,652
         Equity Bank, Ltd. ...................          331,000           70,023
         Kenya Airways, Ltd.(1) ..............          195,900           61,324
         Kenya Commercial Bank, Ltd. .........          332,800           97,855
         Kenya Electricity Generating Co.,
            Ltd ..............................          268,600           51,143
         Mumias Sugar Co., Ltd. ..............          238,200           18,647
         Nation Media Group ..................           24,200           45,595
         Safaricom, Ltd.* ....................        1,820,600           77,289
         Standard Chartered Bank Kenya,
            Ltd.                                          9,200           17,325
                                                                  --------------
      TOTAL KENYA ............................                           654,691
                                                                  --------------
   LATVIA -- 0.0%
         Latvian Shipping Co.*(1) ............           91,206           83,614
                                                                  --------------
      TOTAL LATVIA ...........................                            83,614
                                                                  --------------
   LEBANON -- 0.1%
         Solidere - GDR* .....................            9,400          225,130
                                                                  --------------
      TOTAL LEBANON ..........................                           225,130
                                                                  --------------
   LITHUANIA -- 0.1%
         Apranga PVA*(1) .....................          137,400           95,297
         Invalda PVA* ........................           17,284            9,156
         Lietuvos Energija*(1) ...............           17,374           14,813
         Lifosa PVA* .........................            4,400           43,481
         Panevezio Statybos Trestas ..........           16,900           15,428
         Pieno Zvaigzdes .....................           10,687            9,513
         Rytu Skirstomieji Tinklai* ..........           26,729           16,238
         Sanitas* ............................            9,500           26,171
         Siauliu Bankas* .....................           30,912            8,396

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   LITHUANIA -- (CONTINUED)
         TEO LT AB ...........................          308,900   $      139,126
         Ukio Bankas* ........................          252,062           70,208
                                                                  --------------
      TOTAL LITHUANIA ........................                           447,827
                                                                  --------------
   LUXEMBOURG -- 0.4%
         ArcelorMittal (London Exchange) .....           10,473          346,585
         ArcelorMittal (New York Exchange) ...           29,000          959,320
         SES SA ..............................           14,694          280,979
         Tenaris SA ..........................            2,574           35,115
                                                                  --------------
      TOTAL LUXEMBOURG .......................                         1,621,999
                                                                  --------------
   MALAYSIA -- 0.7%
         Alliance Financial Group Bhd ........           28,800           19,199
         Astro All Asia Networks PLC .........           23,200           21,316
         Batu Kawan Bhd ......................           12,600           31,667
         British American Tobacco Bhd ........            6,700           85,237
         Bursa Malaysia Bhd ..................           14,500           28,356
         Dialog Group Bhd ....................           83,500           25,823
         Digi.com Bhd ........................            5,000           31,548
         Eastern & Oriental Bhd* .............           15,700            4,229
         EON Capital Bhd .....................           28,200           36,653
         Genting Bhd .........................           59,200           94,858
         Hong Leong Bank Bhd .................           16,400           26,567
         IJM Corp. Bhd .......................           43,900           72,267
         IOI Corp. Bhd .......................           30,450           40,735
         KLCC Property Holdings Bhd ..........           54,800           50,752
         KNM Group Bhd .......................          108,300           25,726
         Kuala Lumpur Kepong Bhd .............           22,300           75,322
         Kulim Malaysia Bhd ..................           24,400           43,299
         Lion Industries Corp. Bhd ...........           88,800           31,412
         Malayan Banking Bhd .................          266,790          446,711
         Malaysian Airline System Bhd* .......           64,500           56,057
         Malaysian Resources Corp. Bhd* ......           55,800           19,912
         MISC Bhd ............................           32,000           77,793
         MMC Corp. Bhd .......................           90,800           54,819
         Muhibbah Engineering M Bhd ..........           68,300           25,732

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   MALAYSIA -- (CONTINUED)
         Multi-Purpose Holdings Bhd ..........           86,000   $       34,179
         Pelikan International Corp. Bhd .....           20,700            6,927
         Petronas Dagangan Bhd ...............           17,900           42,488
         PPB Group Bhd .......................           33,700          111,048
         Public Bank Bhd .....................           28,285           72,761
         Ranhill Bhd .........................           52,000           13,405
         RHB Capital Bhd .....................           21,200           24,918
         Samling Global Bhd ..................          354,000           24,093
         SapuraCrest Petroleum Bhd ...........          132,200           58,000
         Scomi Group Bhd .....................           69,500           13,468
         Shell Refining Co.
            Federation of Malaya Bhd .........            9,800           29,274
         Sime Darby Bhd ......................          113,446          223,798
         SP Setia Bhd ........................           19,800           22,358
         TA Ann Holdings Bhd .................           11,000           13,127
         Tanjong PLC .........................            7,700           29,103
         Telekom Malaysia Bhd ................          140,900          117,223
         Tenaga Nasional Bhd .................           68,100          147,867
         UMW Holdings Bhd ....................           15,400           26,038
         Wah Seong Corp. Bhd .................           35,625           18,709
         WCT Engineering Bhd .................           35,466           21,021
         YTL Corp. Bhd .......................           32,900           64,962
         YTL Power International Bhd .........          113,816           69,863
         Zelan Bhd ...........................           17,600            4,510
                                                                  --------------
      TOTAL MALAYSIA .........................                         2,615,130
                                                                  --------------
   MAURITIUS -- 0.2%
         Ireland Blyth, Ltd.(1) ..............           18,300           23,562
         Mauritius Commercial Bank ...........           77,100          299,982
         Mauritius Development Investment
            Trust Co., Ltd.(1) ...............          221,000           30,758
         Naiade Resorts, Ltd. ................            7,000            9,798
         New Mauritius Hotels, Ltd. ..........           18,900           62,432
         Rogers & Co., Ltd.(1) ...............            7,100           64,123
         State Bank of Mauritius, Ltd. .......           74,300          160,678
         Sun Resorts, Ltd. - Class A .........           17,890           31,999
                                                                  --------------
      TOTAL MAURITIUS ........................                           683,332
                                                                  --------------

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   MEXICO -- 1.7%
         Alfa SAB de CV -
            Class A ..........................           47,626   $      134,181
         America Movil SAB
            de CV - Series L .................          774,100        1,501,965
         America Movil SAB
            de CV - Series L ADR .............           23,635          915,147
         Axtel SAB de CV* ....................           16,800            9,122
         Banco Compartamos SA de CV ..........           27,000           86,936
         Carso Global Telecom SAB de CV -
            Series A1* .......................           14,200           52,516
         Carso Infraestructura y
            Construccion SAB de CV* ..........           41,900           22,591
         Cemex SAB de CV* ....................          715,479          668,847
         Coca-Cola Femsa SAB de CV - Series L             6,400           25,720
            Consorcio ARA SAB de CV* .........           21,400            9,312
         Controladora Comercial Mexicana SAB
            de CV* ...........................           13,600            7,839
         Corp GEO SAB de CV - Series B* ......          161,300          311,619
         Corp Interamericana de
            Entretenimiento SAB de CV -
            Series B* ........................           12,000            6,042
         Corp Moctezuma, SAB de CV ...........           20,900           39,203
         Desarrolladora HomexSAB de CV* ......            9,200           42,792
         Empresas ICA SAB de CV* .............           47,700           81,756
         Fomento Economico Mexicano, SAB
            de CV ............................           75,300          242,856
         Grupo Aeroportuario del Centro Norte,
            SAB de CV ........................           17,800           22,844
         Grupo Aeroportuario del Pacifico, SAB
            de CV - Class B ..................           14,700           37,531
         Grupo Aeroportuario del Sureste, SAB
            de CV - Class B ..................            7,500           29,377

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   MEXICO -- (CONTINUED)
         Grupo Bimbo SAB de CV - Series A ....            9,900   $       52,627
         Grupo Carso SAB de CV - Series A1 ...           34,000           91,402
         Grupo Elektra SAB de CV .............            1,800           82,014
         Grupo Financiero Banorte SAB de CV -
            Series O .........................          144,391          349,786
         Grupo Financiero Inbursa SAB de CV -
            Series O .........................           75,000          199,286
         Grupo Mexico SAB de CV - Series B ...          275,007          300,731
         Grupo Modelo SAB de CV - Series C* ..           17,500           62,514
         Grupo Simec SAB de CV - Series B* ...           12,500           27,319
         Grupo Televisa SAB ..................           49,026          166,606
         Impulsora Del Desarrollo Y El Empleo
            en America Latina SAB de CV* .....           94,900           77,112
         Industrias CH SAB de CV -
            Series B* ........................            7,500           22,953
         Industrias Penoles SAB de CV ........            5,150           83,303
         Kimberly-Clark de Mexico SAB de CV -
            Series A .........................           38,348          146,336
         Mexichem SAB de CV ..................           23,400           29,907
         Organizacion Soriana SAB de CV -
            Series B* ........................           10,800           24,195
         Promotora Y Operadora de
            Infraestructura SAB de CV* .......           36,900           59,631
         Telefonos de Mexico SAB de CV .......          236,200          192,824
         Telefonos de Mexico SAB de CV -
            ADR         ` ....................            7,897          128,010
         Telmex Internacional SAB de CV -
            Class L ..........................          125,300           79,548
         TV Azteca SAB de CV .................           38,700           15,576
         Urbi Desarrollos Urbanos SAB de
            CV* ..............................           22,900           34,781

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   MEXICO -- (CONTINUED)
         Vitro SAB de CV - Class A* ..........           13,000   $        5,686
         Wal-Mart de Mexico SAB de CV -
            Series V .........................           91,500          271,340
                                                                  --------------
      TOTAL MEXICO ...........................                         6,751,683
                                                                  --------------
   MOROCCO -- 0.2%
         Attijariwafa Bank ...................            3,309          120,552
         Banque Centrale Populaire ...........              590           19,309
         Banque Marocaine du Commerce et
            de l'Industrie ...................              320           31,452
         Banque Marocaine du Commerce
            Exterieur ........................            3,670          120,971
         Brasseries Maroc ....................              171           45,666
         Ciments du Maroc ....................              250           41,232
         Compagnie Generale Immobiliere ......              120           29,839
         Credit Immobilier et Hotelier .......              800           41,596
         Douja Promotion Groupe Addoha SA ....            2,600           48,071
         Lafarge Ciments .....................               60           11,479
         Managem* ............................              600           20,823
         Maroc Telecom .......................            6,100          114,555
         ONA SA ..............................              444           82,279
         RISMA* ..............................              132            4,563
         Societe Nationale d'Investissement ..              250           55,004
         Sonasid .............................              210           61,191
                                                                  --------------
      TOTAL MOROCCO ..........................                           848,582
                                                                  --------------
   NETHERLANDS -- 3.3%
         Aegon NV ............................           41,521          257,059
         Akzo Nobel NV .......................            1,278           56,492
         Amrest Holdings NV* .................            1,200           20,792
         ASML Holding NV .....................            5,179          112,255
         Corio NV ............................              587           28,628
         European Aeronautic Defence and Space
            Co. NV ...........................           86,992        1,412,797
         Gamma Holding NV* ...................            1,330            7,684
         Heineken NV .........................            6,990          260,507
         ING Groep NV-CVA ....................           69,054          699,591
         Koninklijke Ahold NV ................           13,910          160,362

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   NETHERLANDS -- (CONTINUED)
         Koninklijke Boskalis Westminster
            NV ...............................            4,669   $      106,282
         Koninklijke DSM NV ..................           17,924          563,651
         Koninklijke KPN NV ..................           20,536          283,351
         Koninklijke Philips Electronics NV ..           53,441          986,686
         Koninklijke Philips Electronics NV-NY
            Regs .............................            9,200          169,464
         New World Resources NV - Class A* ...           27,200          127,457
         OCE NV ..............................            5,342           28,723
         QIAGEN NV* ..........................            5,379           99,893
         Randstad Holdings NV* ...............              976           27,123
         Reed Elsevier NV ....................           10,122          111,922
         Royal Dutch Shell PLC - ADR .........           45,750        2,326,845
         Royal Dutch Shell PLC - Class A .....          123,136        3,085,979
         Royal Dutch Shell PLC - Class B .....           22,311          561,688
         SBM Offshore NV .....................            1,685           28,934
         STMicroelectronics NV ...............           81,685          615,780
         TNT NV ..............................            8,644          168,955
         Unilever NV .........................           26,104          631,356
         Unit 4 Agresso NV* ..................            1,329           21,797
         Wolters Kluwer NV ...................            1,718           30,139
         X5 Retail Group NV - GDR* ...........            2,700           41,384
                                                                  --------------
      TOTAL NETHERLANDS ......................                        13,033,576
                                                                  --------------
   NEW ZEALAND -- 0.0%
         Contact Energy, Ltd. ................           12,739           48,009
         Fletcher Building, Ltd. .............           19,041           80,774
         Telecom Corp. of New Zealand, Ltd. ..           26,831           47,098
                                                                  --------------
      TOTAL NEW ZEALAND ......................                           175,881
                                                                  --------------
   NIGERIA -- 0.1%
         Access Bank PLC .....................          272,500           16,674
         African Petroleum PLC ...............           61,333           45,567
         Diamond Bank PLC ....................          294,470           17,117
         Ecobank Transnational, Inc. .........          262,889           25,177
         Fidelity Bank PLC ...................          533,000           12,426
         First Bank of Nigeria PLC ...........          512,375           76,189

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   NIGERIA -- (CONTINUED)
         First City Monument Bank PLC ........          279,500   $       16,056
         Flour Mills Nigeria PLC .............           77,990           12,622
         Guaranty Trust Bank PLC .............          320,045           30,223
         Guinness Nigeria PLC ................           45,800           39,927
         Intercontinental Bank PLC* ..........          386,600           23,749
         Lafarge Cement WAPCO Nigeria PLC ....          142,000           23,978
         Nigerian Breweries PLC ..............          207,400           68,747
         Oando PLC ...........................           42,240           26,388
         Oceanic Bank International PLC* .....          363,000           17,620
         PlatinumHabib Bank PLC ..............          199,600            8,450
         UAC of Nigeria PLC ..................           99,400           24,515
         Union Bank Nigeria PLC ..............          214,199           24,572
         United Bank For Africa PLC ..........          237,562           21,746
         Zenith Bank, Ltd. ...................          401,100           38,817
                                                                  --------------
      TOTAL NIGERIA ..........................                           570,560
                                                                  --------------
   NORWAY -- 0.5%
         Blom ASA* ...........................              500            1,147
         DnB NOR ASA* ........................           17,699          135,238
         Marine Harvest* .....................           90,000           60,521
         Norsk Hydro ASA* ....................           34,983          180,253
         Norske Skogindustrier ASA* ..........           43,853           64,504
         Orkla ASA ...........................           12,156           88,393
         Sparebank 1 SMN .....................              480            3,184
         StatoilHydro ASA ....................           20,071          396,466
         Storebrand ASA* .....................           32,000          139,962
         Telenor ASA* ........................           33,290          256,894
         Veidekke ASA ........................              200              987
         Yara International ASA ..............           19,300          543,355
                                                                  --------------
      TOTAL NORWAY ...........................                         1,870,904
                                                                  --------------
   OMAN -- 0.1%
         Bank Dhofar SAOG ....................           27,170           39,083
         Bank Muscat SAOG ....................           47,300           85,732
         Dhofar International Development &
            Investment Holding Co. SAOG ......            8,500            8,236

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   OMAN -- (CONTINUED)
         National Bank of Oman, Ltd. .........           48,170   $       38,081
         Oman Cables Industry ................           12,100           31,928
         Oman Cement Co. .....................           25,000           35,898
         Oman Flour Mills ....................           34,000           38,189
         Oman International Bank .............           75,900           63,508
         Oman National Investment Corp.
            Holdings* ........................           16,900           14,031
         Oman Oil Marketing Co. ..............           13,300           31,981
         Oman Telecommunications Co. .........           23,500           76,109
         Renaissance Services Co. SAOG .......           35,992           60,130
                                                                  --------------
      TOTAL OMAN .............................                           522,906
                                                                  --------------
   PAKISTAN -- 0.1%
         Engro Chemical Pakistan, Ltd. .......           23,900           37,686
         Fauji Fertilizer Co., Ltd. ..........           31,350           33,467
         HUB Power Co. .......................          151,500           50,388
         MCB Bank Ltd. .......................           45,000           85,652
         National Bank of Pakistan ...........           51,480           42,366
         Nishat Mills, Ltd. ..................          121,000           56,184
         Oil & Gas Development Co., Ltd. .....           64,900           62,661
         Pakistan Petroleum, Ltd. ............           21,600           50,126
         Pakistan Telecommunication Co.,
            Ltd. .............................          135,000           28,575
                                                                  --------------
      TOTAL PAKISTAN .........................                           447,105
                                                                  --------------
   PERU -- 0.2%
         Alicorp SA(1) .......................          102,800           55,734
         Austral Group SA* ...................          425,900           46,748
         Banco Continental ...................           23,671           61,648
         Cia de Minas Buenaventura SA - ADR ..            6,700          161,001
         Cia Minera Milpo SA .................           24,978           60,648
         Corp Aceros Arequipa SA(1) ..........           21,688           14,788
         Credicorp, Ltd. .....................            1,900          110,960
         Ferreyros SA(1) .....................          120,089           89,872
         Minsur SA ...........................           35,553           77,456

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   PERU -- (CONTINUED)
         Sociedad Minera Cerro Verde SA* .....            1,400   $       26,880
         Sociedad Minera el Brocal SA ........            5,700           69,200
         Southern Copper Corp. ...............           10,158          207,629
                                                                  --------------
      TOTAL PERU .............................                           982,564
                                                                  --------------
   PHILIPPINES -- 0.3%
         Aboitiz Equity Ventures, Inc.(1) ....        1,086,900          135,449
         Atlas Consolidated Mining &
            Development* .....................          330,000           39,656
         Ayala Land, Inc. ....................          285,100           47,860
         Banco De Oro Unibank, Inc. ..........           52,400           34,238
         Bank of the Philippine Islands ......           55,580           48,282
         Energy Development Corp. ............          587,000           48,009
         International Container Term
            Services, Inc. ...................           80,800           25,948
         Jollibee Foods Corp. ................           47,600           48,367
         Manila Electric Co. .................           66,110          190,371
         Metropolitan Bank & Trust ...........           88,500           57,693
         Philex Mining Corp.* ................          338,750           49,175
         Philippine Long Distance Telephone
            Co. ..............................            5,440          269,746
         San Miguel Corp. - Class B ..........          125,900          161,980
         SM Prime Holdings, Inc. .............          287,400           53,058
         Union Bank of Philippines ...........           26,400           13,023
                                                                  --------------
      TOTAL PHILIPPINES ......................                         1,222,855
                                                                  --------------
   POLAND -- 0.7%
         Agora SA* ...........................            8,600           38,245
         Asseco Poland SA ....................            6,260          107,412
         Bank Handlowy W Warszawie SA* .......            1,500           23,632
         Bank Millennium SA* .................           22,000           20,250
         Bank Pekao SA* ......................            3,540          127,771
         Bank Zachodni WBK SA* ...............            1,500           42,543
         BRE Bank SA* ........................              650           35,034
         Budimex SA ..........................              950           21,533

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
POLAND -- (CONTINUED)
      Cersanit-Krasnystaw SA* ................            9,300   $       33,315
      ComArch SA* ............................              400            7,554
      Cyfrowy Polsat SA ......................           13,930           67,352
      Dom Development SA .....................            1,800           22,136
      Eurocash SA ............................           11,800           38,283
      Getin Holding SA* ......................           18,000           35,731
      Globe Trade Centre SA* .................            8,100           56,317
      Grupa Kety SA* .........................              450           11,328
      Grupa Lotos SA* ........................            2,600           16,555
      ING Bank Slaski SA* ....................              200           22,084
      KGHM Polaksa Miedz SA ..................           28,534          733,948
      LPP SA* ................................               90           33,349
      Mostalzab SA* ..........................           17,000           25,995
      Mostostal-Warszawa SA* .................            2,300           42,486
      Multimedia Polska SA* ..................           19,300           40,149
      Netia SA* ..............................           21,500           24,056
      Orbis SA* ..............................            2,900           34,325
      PBG SA* ................................            1,090           80,755
      Polimex Mostostal SA ...................           51,700           56,423
      Polish Energy Partners SA* .............            4,100           34,097
      Polnord SA* ............................            1,000            9,940
      Polska Grupa Farmaceutyczna SA* ........            1,200           11,179
      Polski Koncern Miesny Duda SA* .........           19,100            6,622
      Polski Koncern Naftowy Orlen ...........           17,850          148,603
      Polskie Gornictwo Naftowe I Gazownictwo
         SA ..................................           50,940           65,202
      Powszechna Kasa Oszczednosci Bank Polski
         SA ..................................           33,900          272,580
      Przedsiebiorstwo Eksportu I Importu
         Kopex SA* ...........................            3,300           18,935
      Synthos SA* ............................           99,800           33,972
      Telekomunikacja Polska SA ..............           46,720          226,321
      TVN SA .................................           25,250           79,764
      Vistula Group SA* ......................           12,900           10,146
      Zaklad Przetworstwa Hutniczego
         Stalprodukt SA* .....................              250           33,079
                                                                  --------------
   TOTAL POLAND ..............................                         2,749,001
                                                                  --------------

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   PORTUGAL -- 0.1%
         Banco Comercial Portugues SA -
            Class R ..........................          103,602   $      105,486
         Banco Espirito Santo SA .............            5,165           27,853
         Cimpor Cimentos de Portugal SGPS
            SA ...............................            4,175           30,499
         EDP - Energias de Portugal SA .......           58,640          230,354
         Portugal Telecom SGPS SA ............            3,327           32,635
                                                                  --------------
      TOTAL PORTUGAL .........................                           426,827
                                                                  --------------
   QATAR -- 0.3%
         Barwa Real Estate Co.* ..............            4,856           46,724
         Commercial Bank of Qatar ............            3,008           52,001
         Doha Bank QSC .......................            5,658           57,184
         First Finance Co. ...................            3,938           23,990
         Industries Qatar ....................            8,430          244,598
         Masraf Al Rayan .....................           25,900           88,740
         Qatar Electricity & Water Co. .......            2,230           61,131
         Qatar Fuel Co. ......................            1,900           87,852
         Qatar Gas Transport Co. Nakilat* ....           10,800           71,244
         Qatar Insurance Co. .................            1,715           27,504
         Qatar International Islamic Bank ....            1,680           18,938
         Qatar Islamic Bank ..................            4,370           86,599
         Qatar National Bank .................            3,255          106,783
         Qatar National Cement Co. ...........               50            1,097
         Qatar Navigation ....................            2,253           38,314
         Qatar Real Estate Investment Co. ....            3,864           25,715
         Qatar Shipping Co. ..................            3,740           29,781
         Qatar Telecom Q-Tel QSC .............            1,673           62,143
                                                                  --------------
      TOTAL QATAR ............................                         1,130,338
                                                                  --------------
   ROMANIA -- 0.2%
         Antibiotice .........................          128,000           30,544
         Banca Transilvania ..................          410,345          154,951
         Biofarm Bucuresti* ..................        1,024,687           62,154
         BRD-Groupe Societe Generale .........           93,400          252,020
         Impact Developer & Contractor SA* ...           36,601            4,775

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   ROMANIA -- (CONTINUED)
         Iproeb Bistrita SA(1) ...............           17,850   $        5,053
         Rompetrol Rafinare SA* ..............          950,800           14,190
         SNP Petrom SA* ......................        1,768,000          138,930
         Transelectrica SA* ..................            6,650           27,789
                                                                  --------------
      TOTAL ROMANIA ..........................                           690,406
                                                                  --------------
   RUSSIA -- 2.0%
         AvtoVAZ* ............................           92,900           39,269
         CTC Media, Inc.* ....................            4,400           52,008
         Evraz Group SA - 144A GDR*@ .........           11,314          214,400
         Evraz Group SA - GDR ................            1,400           26,600
         Fifth Power Generation Co., OGK-5* ..          321,200           12,109
         Gazprom OAO - ADR (London
            Exchange) ........................           55,100        1,118,876
         Gazprom OAO - ADR (New York
            Exchange) ........................           48,670          987,028
         Integra Group Holdings - GDR* .......            5,126           11,277
         Inter Rao Ues OAO - 144A GDR*@(1) ...              929            6,782
         IRKUT Corp. - ADR* ..................            2,200           13,200
         Irkutsk Elek Net ....................           82,604               --
         Irkutskenergo OJSC* .................           79,800           22,344
         JSC Gazprom Neft ....................            8,500           28,560
         KAMAZ*(1) ...........................           31,400           29,953
         Kuzbassenergo OJSC* .................           35,853              197
         Kuzbassenergo OJSC - GDR*(1) ........            1,112            2,057
         LUKOIL - ADR (London Exchange) ......           10,700          476,000
         LUKOIL - ADR (New York Exchange) ....           14,463          646,496
         Magnit OAO ..........................            1,600           59,695
         Magnit OAO - GDR* ...................           11,045           98,080
         Mechel - Sponsored ADR ..............            3,000           25,050
         Miikhaylovsky Gok CNV ...............           56,000               34
         Mining & Metallurgical Co., Norilsk
            Nickel - ADR* ....................           54,455          465,940
         Mobile Telesystems OJSC .............           25,700          137,238
         Mobile Telesystems OJSC - ADR .......            2,704           99,859

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   RUSSIA -- (CONTINUED)
         NovaTek OAO - GDR ...................              900   $       36,000
         Novolipetsk Steel - GDR(1) ..........            2,800           57,652
         Novolipetsk Steel OJSC - GDR ........            4,264           87,412
         OGK-1 OAO* ..........................           49,337              947
         OGK-1 OAO - 144A GDR*@(1) ...........           11,544            9,812
         OGK-3 OJSC* .........................           21,099            1,266
         OGK-3 OJSC 144A GDR*@(1) ............            6,576           17,920
         OGK-6 OAO* ..........................           29,932              524
         Polyus Gold Co. - ADR* ..............            2,400           59,520
         RAO Energy System of East OAO*(1) ...          800,000            5,320
         RAO Unified Energy System - GDR* ....            1,300          130,000
         RBC Information Systems* ............               50               48
         Rosneft Oil Co. - GDR* ..............          120,888          660,398
         Rostelecom - ADR ....................            1,000           31,710
         Rostelecom - Class S ................            5,200           27,976
         Sberbank of Russian Federation ......          636,768          796,596
         Severstal(1) ........................            4,300           23,633
         Severstal RegS GDR(1) ...............            2,200           11,924
         Sistema JSFC - GDR* .................            3,500           42,377
         Sitronics - GDR Reg S*(1) ...........           12,500           10,938
         Surgutneftegaz - ADR ................           10,000           27,500
         Surgutneftegaz - ADR (London
            Exchange) ........................            5,500           37,950
         Surgutneftegaz - ADR (New York
            Exchange) ........................           32,000          202,240
         Tatneft - ADR* ......................            4,208          105,789
         Tatneft - GDR .......................            4,000           98,264
         TGK-1 OAO* ..........................        1,960,781              529
         TGK-13 OAO* .........................           88,378              141
         TGK-14* .............................          498,161               60
         TGK-2* ..............................          665,824              186
         TGK-2 - GDR*(1) .....................            1,032            2,683
         TGK-4 - 144A GDR*@(1) ...............            2,536            3,931
         TGK-5* ..............................          697,216              139
         TGK-6* ..............................          785,986              228
         TGK-9 OAO* ..........................        3,453,248              380

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   RUSSIA -- (CONTINUED)
         TGK-9 OAO - 144A GDR*@(1) ...........              570   $        1,140
         TMK OAO - GDR .......................            1,300           13,517
         Unified Energy System - GDR* ........            3,400          341,700
         Vimpel-Communications - ADR* ........           20,772          244,486
         Volga Territorial Generating Co. ....           17,150              386
         Volga Territorial Generating Co. -
            GDR*(1) ..........................            2,672            6,007
         Vsmpo-Avisma Corp. ..................              200           12,700
         VTB Bank OJSC - GDR .................           35,585           78,287
         Wimm-Bill-Dann Foods OJSC - ADR* ....            1,800           98,910
         Yenisei Territorial Generating Co.
            OJSC - GDR*(1) ...................            2,752            1,789
                                                                  --------------
      TOTAL RUSSIA ...........................                         7,863,967
                                                                  --------------
   SAUDI ARABIA -- 0.2%
         The Saudi Arabia Investment Fund,
            Ltd ..............................           16,307          655,215
                                                                  --------------
      TOTAL SAUDI ARABIA .....................                           655,215
                                                                  --------------
   SINGAPORE -- 1.1%
         CapitaLand, Ltd. ....................          129,000          327,989
         City Developments, Ltd. .............            5,000           29,465
         DBS Group Holdings, Ltd. ............           10,000           81,072
         Ezra Holdings, Ltd.* ................          175,000          139,179
         Fortune Real Estate Investment
            Trust ............................          182,000           87,723
         Fraser & Neave, Ltd. ................           49,000          137,212
         Genting Singapore PLC* ..............               70               33
         Golden Agri-Resources, Ltd. .........        1,101,520          287,103
         GuocoLeisure, Ltd. ..................           11,000            2,911
         Hi-P International, Ltd. ............          126,000           52,067
         Jardine Cycle & Carriage, Ltd. ......           94,251        1,244,032
         K1 Ventures, Ltd. ...................          373,000           38,479
         Keppel Corp., Ltd. ..................           16,000           75,842
         Macquarie International
            Infrastructure Fund, Ltd. ........          464,000          116,402
         Neptune Orient Lines, Ltd. ..........           59,500           60,403

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   SINGAPORE -- (CONTINUED)
         Oversea-Chinese Banking Corp.,
            Ltd ..............................           59,029   $      271,014
         SembCorp Industries, Ltd. ...........           74,000          153,452
         Singapore Airlines, Ltd. ............           38,000          347,897
         Singapore Exchange, Ltd. ............           18,000           87,654
         Singapore Press Holdings, Ltd. ......           24,000           52,226
         Singapore Telecommunications, Ltd. ..          122,000          251,704
         United Overseas Bank, Ltd. ..........           28,000          282,542
         United Overseas Land Group, Ltd. ....           61,000          138,412
         UOB-Kay Hian Holdings, Ltd. .........           10,000            9,243
         Venture Corp., Ltd. .................           34,000          163,138
         Wilmar International, Ltd. ..........           12,000           41,390
                                                                  --------------
      TOTAL SINGAPORE ........................                         4,478,584
                                                                  --------------
   SLOVENIA -- 0.1%
         Gorenje Velenje* ....................            2,600           37,726
         Krka dd Novo mesto ..................            2,000          195,357
         Luka Koper ..........................            1,120           38,248
         Mercator Poslovni Sistem ............              300           68,418
         Nova Kreditna Banka Maribor .........            2,700           42,968
         Petrol ..............................              110           50,046
         SAVA ................................              100           33,712
         Telekom Slovenije DD ................              400           94,213
                                                                  --------------
      TOTAL SLOVENIA .........................                           560,688
                                                                  --------------
   SOUTH AFRICA -- 1.7%
         ABSA Group, Ltd. ....................           13,726          195,864
         Adcorp Holdings, Ltd. ...............           10,600           32,998
         Aeci, Ltd. ..........................            3,000           18,046
         African Bank Investments, Ltd. ......           11,480           41,363
         African Rainbow Minerals, Ltd. ......            2,100           35,422
         Allied Electronics Corp., Ltd. ......            4,900           15,978
         Anglo Platinum, Ltd. ................            1,205           85,360
         AngloGold Ashanti, Ltd. .............            3,200          117,274
         ArcelorMittal South Africa, Ltd. ....            2,611           32,365

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   SOUTH AFRICA -- (CONTINUED)
      Aspen Pharmacare Holdings, Ltd.* .......            7,622   $       54,171
      Astral Foods, Ltd. .....................            1,200           14,859
      Aveng, Ltd. ............................           48,647          220,833
      AVI, Ltd. ..............................           12,300           27,124
      Barloworld, Ltd. .......................            7,400           37,268
      Bidvest Group, Ltd. ....................           12,625          158,422
      DataTec, Ltd. ..........................           18,700           42,839
      Discovery Holdings, Ltd. ...............            7,999           26,815
      Eqstra Holdings, Ltd.* .................            9,300            7,490
      Exxaro Resources, Ltd. .................            3,700           36,350
      FirstRand, Ltd. ........................           59,000          107,700
      Foschini, Ltd. .........................            5,700           37,148
      Fountainhead Property Trust ............           18,100           12,939
      Gold Fields, Ltd. ......................           10,200          123,202
      Grindrod, Ltd. .........................           12,600           23,204
      Group Five, Ltd. .......................            4,500           20,224
      Growthpoint Properties, Ltd. ...........           36,400           61,393
      Harmony Gold Mining Co., Ltd.* .........           17,007          175,605
      Impala Platinum Holdings, Ltd. .........           21,479          475,275
      Imperial Holdings, Ltd. ................            5,000           37,885
      Investec, Ltd. .........................            7,000           38,508
      JSE, Ltd. ..............................            2,600           16,354
      Kumba Iron Ore, Ltd. ...................            1,400           32,890
      Liberty Holdings, Ltd. .................            2,800           21,809
      Massmart Holdings, Ltd. ................            5,100           52,925
      Medi-Clinic Corp, Ltd. .................           17,600           44,056
      Mondi, Ltd. ............................            6,100           26,867
      MTN Group, Ltd. ........................           64,250          986,778
      Murray & Roberts Holdings, Ltd. ........           11,000           71,330
      Nampak, Ltd. ...........................           11,100           20,970
      Naspers, Ltd. ..........................            8,501          223,885
      Nedbank Group, Ltd. ....................            6,300           80,213
      Netcare, Ltd.* .........................           31,200           39,219
      Northam Platinum, Ltd. .................            8,000           31,194
      Pick'n Pay Stores, Ltd. ................           11,500           49,184
      Pretoria Portland Cement Co., Ltd. .....            4,421           16,653
      Raubex Group, Ltd. .....................           10,200           36,025
      Remgro, Ltd. ...........................            7,500           72,165
      Reunert, Ltd. ..........................            6,700           38,001
      RMB Holdings, Ltd. .....................           18,000           54,703

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   SOUTH AFRICA -- (CONTINUED)
      SA Corporate Real Estate Fund ..........           99,600   $       32,688
      Sanlam, Ltd. ...........................          138,712          311,009
      Sappi, Ltd. ............................           13,300           39,208
      Sasol, Ltd. ............................           12,774          446,894
      Shoprite Holdings, Ltd. ................           38,188          272,348
      Standard Bank Group, Ltd. ..............           39,680          456,488
      Steinhoff International Holdings,
         Ltd .................................           29,000           50,362
      Sun International, Ltd. ................            4,500           44,609
      Telkom SA, Ltd. ........................           22,958          113,114
      The Spar Group, Ltd. ...................            7,200           52,927
      Tiger Brands, Ltd. .....................            3,800           71,008
      Truworths International, Ltd. ..........           72,265          346,827
      Vodacom Group Pty, Ltd.*(1) ............           22,958          170,296
      Wilson Bayly Holmes-Ovcon, Ltd. ........            2,800           38,580
      Woolworths Holdings, Ltd. ..............           30,600           51,324
                                                                  --------------
      TOTAL SOUTH AFRICA .....................                         6,726,827
                                                                  --------------
   SOUTH KOREA -- 3.2%
      Amorepacific Corp. .....................               70           37,495
      Busan Bank .............................           25,245          172,224
      Cheil Industries, Inc. .................              890           31,945
      CJ Corp. ...............................              630           21,345
      Daegu Bank .............................           14,820          135,271
      Daelim Industrial Co., Ltd. ............            3,747          180,317
      Daewoo Engineering & Construction Co.,
         Ltd .................................            4,364           43,913
      Daewoo International Corp. .............            1,339           28,758
      Daewoo Shipbuilding & Marine Engineering
         Co., Ltd. ...........................              870           13,549
      Daishin Securities Co., Ltd. ...........            4,590           55,778
      Dong-A Pharmaceutical Co., Ltd. ........              510           34,691
      Dongkuk Steel Mill Co., Ltd. ...........            1,010           20,327
      Doosan Corp. ...........................            1,409           97,801

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   SOUTH KOREA -- (CONTINUED)
      Doosan Heavy Industries and Construction
         Co., Ltd. ...........................              430   $       20,544
      Doosan Infracore Co., Ltd. .............            2,200           24,234
      GS Engineering & Construction Corp. ....              690           39,803
      GS Holdings Corp. ......................            1,920           44,817
      Gwangju Shinsegae Co., Ltd. ............              200           19,721
      Hana Financial Group, Inc. .............            4,270           90,967
      Hanjin Shipping Co., Ltd. ..............            1,570           21,776
      Hanmi Pharm Co., Ltd. ..................              315           33,891
      Hanwha Chem Corp. ......................           18,480          150,643
      Hanwha Corp. ...........................            1,980           50,765
      Hite Brewery Co., Ltd. .................              171           21,020
      Honam Petrochemical Corp. ..............            2,179          130,512
      Hynix Semiconductor, Inc.* .............            5,190           55,147
      Hyosung Corp. ..........................              860           62,617
      Hyundai Department Store Co., Ltd. .....              430           30,135
      Hyundai Development Co. ................              700           22,035
      Hyundai Engineering & Construction Co.,
         Ltd .................................            3,882          161,797
      Hyundai Heavy Industries ...............              815          121,002
      Hyundai Marine & Fire Insurance Co.,
         Ltd .................................            8,010           99,219
      Hyundai Merchant Marine Co., Ltd. ......            2,080           39,821
      Hyundai Mipo Dockyard Co., Ltd. ........              370           36,461
      Hyundai Mobis ..........................            1,983          172,771
      Hyundai Motor Co. ......................            7,517          434,773
      Hyundai Securities Co. .................            4,630           50,274
      Hyundai Steel Co. ......................              750           34,478
      Industrial Bank of Korea* ..............            5,180           44,157
      KB Financial Group, Inc.* ..............            3,820          127,354
      KB Financial Group, Inc. - ADR* ........            6,709          223,477

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   SOUTH KOREA -- (CONTINUED)
      KCC Corp. ..............................              120   $       35,337
      Kia Motors Corp.* ......................            3,820           37,529
      KIWOOM Securities Co., Ltd. ............            3,294          128,180
      Korea Electric Power Corp.* ............            5,000          115,730
      Korea Exchange Bank ....................           27,040          209,134
      Korea Express Co., Ltd.* ...............              266           17,011
      Korea Gas Corp. ........................              400           14,802
      Korea Investment Holdings Co., Ltd. ....            4,220          120,622
      Korea Line Corp. .......................              330           15,873
      Korea Zinc Co., Ltd. ...................            1,910          206,527
      Korean Air Lines Co., Ltd.* ............              800           22,235
      Korean Reinsurance Co. .................           25,720          237,405
      KT Corp. ...............................            6,478          186,880
      KT&G Corp. .............................            3,926          221,532
      LG Chem, Ltd. ..........................            1,846          201,179
      LG Corp. ...............................           11,401          541,999
      LG Display Co., Ltd. ...................           48,650        1,213,113
      LG Electronics, Inc. ...................            5,198          474,834
      LG Hausys, Ltd.* .......................               71            6,465
      LG Household & Health Care, Ltd. .......              300           50,755
      LG Telecom, Ltd. .......................            5,860           36,805
      Lotte Shopping Co., Ltd. ...............              780          159,787
      Macquarie Korea Infrastructure Fund ....            5,769           22,344
      Mirae Asset Securities Co., Ltd. .......              388           21,015
      NHN Corp.* .............................              523           72,092
      OCI Co., Ltd. ..........................              270           45,184
      POSCO ..................................            1,593          529,562
      POSCO - ADR ............................            6,181          510,983
      S-Oil Corp. ............................              740           32,963
      Samsung C&T Corp. ......................            1,000           33,516
      Samsung Card Co. .......................            1,000           35,125
      Samsung Electro- Mechanics Co., Ltd. ...            1,070           51,024
      Samsung Electronics Co., Ltd. ..........            4,809        2,223,511
      Samsung Engineering Co., Ltd. ..........            1,030           68,076
      Samsung Fire & Marine Insurance Co.,
         Ltd .................................              780          114,674

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   SOUTH KOREA -- (CONTINUED)
      Samsung Heavy Industries Co., Ltd. .....            8,950   $      202,151
      Samsung SDI Co., Ltd. ..................              670           54,181
      Samsung Securities Co., Ltd. ...........              540           28,530
      Shinhan Financial Group Co., Ltd.* .....            5,610          141,432
      Shinsegae Co., Ltd. ....................              150           59,276
      SK Energy Co., Ltd. ....................              948           75,829
      SK Holdings Co., Ltd. ..................            3,067          254,935
      SK Telecom Co., Ltd. ...................            2,162          294,712
      STX Engine Co., Ltd. ...................            4,980          105,603
      STX Offshore & Shipbuilding Co., Ltd. ..            1,560           19,535
      TK Corp.* ..............................            3,397           83,705
      Tong Yang Securities, Inc. .............            5,400           54,537
      Woongjin Coway Co., Ltd. ...............            1,510           36,637
      Woori Finance Holdings Co., Ltd.* ......            5,090           40,367
      Woori Investment & Securities Co.,
         Ltd .................................            1,600           18,696
      Youngone Corp. .........................            9,170           82,778
                                                                  --------------
      TOTAL SOUTH KOREA ......................                        12,804,332
                                                                  --------------
   SPAIN -- 3.1%
      Abertis Infraestructuras SA ............            1,551           29,290
      Acciona SA .............................            1,035          127,807
      Acerinox SA ............................            6,116          113,622
      ACS, Actividades de Construccion y
         Servicios, SA .......................              641           32,539
      Banco Bilbao Vizcaya Argentaria SA .....          154,246        1,942,195
      Banco de Sabadell SA ...................           44,783          280,097
      Banco Popular Espanol SA ...............           57,399          502,235
      Banco Santander Central Hispano SA -
         ADR .................................          232,293        2,810,745
      Banco Santander SA .....................          162,561        1,965,070
      Bankinter SA ...........................            2,270           26,930
      Criteria Caixacorp SA ..................           25,583          118,572
      Enagas .................................            1,592           31,417
      Fomento de Construcciones y Contratas
         SA ..................................            5,567          229,063

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   SPAIN -- (CONTINUED)
      Gamesa Corp Tecnologica SA .............            2,108   $       40,189
      Gas Natural SDG SA .....................            1,663           30,370
      Grifols SA .............................            7,812          138,576
      Iberdrola Renovables SA ................           36,859          168,982
      Iberdrola SA ...........................           31,751          258,917
      Indra Sistemas SA ......................            1,348           29,257
      Industria de Diseno Textil SA ..........            2,766          133,120
      Red Electrica Corporacion SA ...........              658           29,827
      Repsol YPF SA ..........................            4,013           89,831
      Repsol YPF SA - ADR ....................           36,595          818,264
      Telefonica SA ..........................          100,983        2,293,291
      Zardoya Otis SA ........................            1,364           28,557
                                                                  --------------
      TOTAL SPAIN ............................                        12,268,763
                                                                  --------------
   SWEDEN -- 1.4%
      Acando AB ..............................           14,300           23,744
      Alfa Laval AB ..........................           22,451          215,160
      Assa Abloy AB ..........................            2,256           31,545
      Atlas Copco AB - Class A ...............            6,294           63,376
      Bankas Snoras AB* ......................           30,780            7,201
      Bure Equity AB* ........................           23,181          105,097
      Electrolux AB - Series B* ..............           46,114          645,118
      Getinge AB - Class B ...................            5,479           71,929
      Hennes & Mauritz AB - Class B ..........            4,893          244,329
      Holmen AB - Class B ....................            2,300           50,362
      Husqvarna AB - Class B* ................           13,329           72,760
      Investor AB - Class B ..................            1,902           29,410
      Millicom International Cellular SA* ....              487           27,472
      Nordea Bank AB .........................           27,334          217,234
      Sandvik AB .............................           13,504          100,649
      SAS AB* ................................            4,500            1,996
      Scania AB - Class B ....................            2,786           27,720
      Securitas AB - Class B .................           12,883          109,710
      Skandinaviska Enskilda Banken AB* ......            8,619           38,121
      Skanska AB - Class B ...................           31,854          357,392
      SKF AB - Class B .......................            8,012           99,026
      SSAB AB - Class A ......................            6,267           73,196
      Svenska Cellulosa AB - Class B .........           29,129          306,682

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   SWEDEN -- (CONTINUED)
      Svenska Handelsbanken AB - Class A .....           11,216   $      212,691
      Swedish Match AB .......................           41,580          677,375
      Tele2 AB - Class B .....................            2,953           29,907
      Telefonaktiebolaget LM Ericsson - ADR ..           34,600          338,388
      Telefonaktiebolaget LM Ericsson -
         Class B .............................           46,158          454,722
      TeliaSonera AB .........................           76,821          404,325
      Volvo AB - Class A .....................           18,991          117,359
      Volvo AB - Class B .....................           41,705          258,302
                                                                  --------------
      TOTAL SWEDEN ...........................                         5,412,298
                                                                  --------------
   SWITZERLAND -- 5.2%
      ABB, Ltd.* .............................           63,518        1,002,992
      Actelion, Ltd.* ........................            7,641          400,497
      Addax Petroleum Corp. ..................            2,686          113,915
      Adecco SA ..............................            4,539          189,718
      Advanced Digital Broadcast Holdings
         SA* .................................              421           12,731
      Aryzta AG* .............................            1,876           60,509
      Baloise Holding AG .....................            3,448          256,405
      Banque Cantonale Vaudoise ..............               90           28,396
      Bossard Holding AG .....................              182            8,140
      Compagnie Financiere Richemont SA ......           32,136          669,981
      Credit Suisse Group - ADR ..............           22,500        1,028,925
      Credit Suisse Group AG .................           19,886          911,097
      Flughafen Zuerich AG ...................              337           75,414
      Geberit AG .............................              234           28,831
      Givaudan SA ............................              410          251,678
      Holcim, Ltd.* ..........................            7,726          439,873
      Julius Baer Holding AG .................            1,147           44,609
      Kardex AG* .............................              893           26,328
      Kuehne & Nagel International AG ........              355           27,886
      Lindt & Spruengli AG ...................                2           44,268
      Lonza Group AG .........................              709           70,530
      Nestle SA ..............................          112,616        4,252,205
      Nobel Biocare Holding AG ...............            1,991           43,571
      Novartis AG ............................           90,945        3,702,120
      PSP Swiss Property AG* .................              828           39,560
      Roche Holding AG - Genusschein .........           19,873        2,707,740

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   SWITZERLAND -- (CONTINUED)
      Schindler Holding AG ...................              967   $       60,014
      SGS SA .................................               27           33,536
      Sonova Holdings AG (Phonak Holding
         AG) .................................              353           28,744
      Swatch Group AG ........................            1,197          192,649
      Swiss Life Holding AG* .................              991           85,771
      Swiss Reinsurance ......................            5,834          193,849
      Swisscom AG ............................              282           86,777
      Syngenta AG ............................            1,333          310,144
      Synthes, Inc. ..........................            1,449          140,111
      The Swatch Group AG ....................            1,418           46,571
      UBS AG* ................................          124,219        1,525,213
      Walter Meire AG ........................               12              691
      Zurich Financial Services AG ...........            7,944        1,404,128
                                                                  --------------
      TOTAL SWITZERLAND ......................                        20,546,117
                                                                  --------------
   TAIWAN -- 2.3%
      Acer, Inc. .............................          114,830          198,767
      Advanced Semiconductor Engineering,
         Inc .................................           64,961           37,571
      Asia Cement Corp. ......................           37,100           39,346
      Asia Optical Co., Inc. .................           11,110           19,025
      Asustek Computer, Inc. .................           42,000           54,295
      AU Optronics Corp. .....................          213,552          206,146
      AU Optronics Corp. ADR .................            1,089           10,542
      Capital Securities Corp. ...............           79,200           35,502
      Catcher Technology Co., Ltd. ...........            8,580           20,319
      Cathay Financial Holding Co., Ltd.* ....          355,000          521,892
      Cathay Real Estate Development Co.,
         Ltd.* ...............................           84,000           33,530
      Chang Hwa Commercial Bank* .............           67,000           29,164
      Cheng Shin Rubber Industry Co., Ltd. ...           95,400          148,399
      China Airlines* ........................          101,000           24,876
      China Development Financial Holding
         Corp ................................          188,979           44,756
      China Motor Corp. ......................           73,000           36,033
      China Steel Corp. ......................          308,000          263,803
      Chinatrust Financial Holding Co.,
         Ltd. ................................          153,000           91,910

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   TAIWAN -- (CONTINUED)
      Chunghwa Picture Tubes, Ltd. ...........          166,000   $       21,615
      Chunghwa Telecom Co., Ltd. .............          185,781          370,569
      Chunghwa Telecom Co., Ltd. - ADR .......              977           19,374
      Compal Electronics, Inc. ...............          326,290          263,888
      D-Link Corp. ...........................           31,620           25,588
      Delta Electronics, Inc. ................           22,440           50,782
      E.Sun Financial Holding Co., Ltd. ......          102,960           34,348
      Epistar Corp. ..........................           10,099           27,127
      Far Eastern Department Stores Co.,
         Ltd. ................................           42,000           41,083
      Far EasTone Telecommunications Co.,
         Ltd. ................................           36,000           42,096
      First Financial Holding Co., Ltd. ......           74,888           44,443
      First Steamship Co., Ltd. ..............           20,700           28,402
      Formosa Chemicals & Fibre Corp.* .......           65,000           97,563
      Formosa Petrochemical Corp. ............           33,000           78,426
      Formosa Plastics Corp. .................           72,000          128,070
      Fubon Financial Holding Co., Ltd.* .....           87,000           80,941
      Gemtek Technology Corp. ................           76,000          121,730
      HannStar Display Corp. .................          144,049           29,039
      High Tech Computer Corp.* ..............           20,400          286,661
      HON HAI Precision Industry Co., Ltd. ...          164,708          505,113
      Hotai Motor Co., Ltd. ..................           20,000           43,186
      Hua Nan Financial Holdings Co., Ltd. ...           68,340           40,784
      Innolux Display Corp. ..................           36,300           44,129
      KGI Securities Co., Ltd.* ..............          328,000          148,738
      Lien Hwa Industrial Corp. ..............           70,453           30,712
      Lite-On Technology Corp. ...............          163,391          141,607
      MediaTek, Inc. .........................           30,050          356,767
      Mega Financial Holding Co., Ltd. .......          313,000          143,110

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   TAIWAN -- (CONTINUED)
      Motech Industries, Inc. ................            9,596   $       37,386
      Nan Kang Rubber Tire Co., Ltd.* ........           46,800           44,034
      Nan Ya Plastics Corp. ..................           91,000          117,798
      Nanya Technology Corp.* ................           93,000           14,448
      Novatek Microelectronics Corp., Ltd. ...           10,095           23,986
      POU Chen Corp. .........................           43,098           26,296
      Powerchip Semiconductor Corp.* .........          107,000            9,039
      Powertech Technology, Inc. .............              700            1,451
      President Chain Store Corp. ............           41,000          104,811
      ProMos Technologies, Inc.* .............          114,000            3,822
      Qisda Corp. ............................           69,120           25,551
      Quanta Computer, Inc. ..................           40,170           64,550
      Realtek Semiconductor Corp. ............            8,568           15,831
      Shin Kong Financial Holding Co., Ltd. ..           70,705           29,291
      Siliconware Precision Industries Co. ...          261,000          301,985
      Simplo Technology Co., Ltd. ............           33,000          132,137
      Sincere Navigation .....................           90,000          100,998
      Sino-American Silicon Products, Inc. ...            9,787           26,478
      SinoPac Financial Holdings Co., Ltd.* ..          121,000           42,163
      Synnex Technology International Corp. ..           19,800           32,130
      Tainan Spinning Co., Ltd.* .............          108,000           36,016
      Taishin Financial Holdings Co., Ltd.* ..           82,000           30,563
      Taiwan Cement Corp. ....................           56,560           53,869
      Taiwan Cooperative Bank ................          431,500          247,515
      Taiwan Fertilizer Co., Ltd.* ...........           16,000           47,294
      Taiwan Kolin Co., Ltd.* ................          141,000               --
      Taiwan Mobile Co., Ltd. ................           42,527           72,483
      Taiwan Semiconductor Manufacturing Co.,
         Ltd. ................................          580,798          953,206

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   TAIWAN -- (CONTINUED)
      Taiwan Semiconductor Manufacturing Co.,
         Ltd. - ADR ..........................           19,028   $      179,054
      Tatung Co., Ltd.* ......................          102,000           25,035
      Tripod Technology Corp. ................           19,080           31,791
      Tung Ho Steel Enterprise Corp.* ........          151,000          143,378
      U-Ming Marine Transport Corp. ..........           79,000          153,359
      Uni-President Enterprises Corp. ........          175,950          180,720
      Unimicron Technology Corp. .............           37,370           28,509
      United Microelectronics Corp. ..........          131,000           44,139
      United Microelectronics Corp. - ADR ....            6,369           16,814
      Walsin Lihwa Corp.* ....................          120,000           38,204
      Winbond Electronics Corp.* .............          184,000           28,235
      Wintek Corp. ...........................           58,000           34,519
      Wistron Corp. ..........................          113,179          186,856
      WPG Holdings Co., Ltd. .................          138,000          136,028
      Yang Ming Marine Transport Corp. .......           83,598           29,802
      Yuanta Financial Holding Co., Ltd.* ....          222,000          148,398
      Yulon Motor Co., Ltd. ..................           43,640           41,319
      Zinwell Corp. ..........................           22,435           35,979
                                                                  --------------
      TOTAL TAIWAN ...........................                         9,139,037
                                                                  --------------
   THAILAND -- 0.7%
      Advanced Info Service PCL ..............           79,400          210,256
      Advanced Info Service PCL - For Reg ....           45,700          119,381
      Airports of Thailand PCL ...............           56,200           43,975
      Bangkok Bank PCL .......................           43,600          142,684
      Bangkok Dusit Medical Service PCL ......           20,600           13,695
      Bangkok Expressway PCL .................           50,500           24,700
      Banpu PCL ..............................            9,300           91,712
      BEC World PCL ..........................           76,100           46,568
      Bumrungrad Hospital PCL ................           54,000           41,091

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   THAILAND -- (CONTINUED)
      Calcomp Electronics Thailand PCL .......          211,500   $       13,478
      Central Pattana PCL ....................           44,600           25,542
      Charoen Pokphand Foods PCL .............          382,800           53,608
      CP ALL (Seven Eleven) PCL ..............          203,400          101,861
      Delta Electronics Thai PCL .............           52,900           19,844
      Electricity Generating PCL .............           15,300           33,377
      Glow Energy PCL ........................           53,700           53,454
      Hana Microelectronics PCL ..............          230,900          109,504
      IRPC PCL (Thai Petrochemical Industry
         PCL) ................................          624,900           59,225
      Kasikornbank PCL .......................           59,000          124,840
      Khon Kaen Sugar Industry PCL ...........          127,100           36,659
      Krung Thai Bank PCL ....................          345,500           88,371
      Major Cineplex Group PCL ...............           98,300           19,709
      Minor International PCL ................          117,450           27,293
      PTT Aromatics & Refining PCL ...........           59,778           31,598
      PTT Chemical PCL .......................           28,200           42,953
      PTT Exploration & Production PCL .......           31,800          124,051
      PTT Exploration & Production PCL - For
         Reg .................................           21,400           84,807
      PTT PCL ................................           39,700          272,668
      Quality House PCL ......................          838,700           35,501
      Ratchaburi Electricity Generating
         Holding PCL .........................           46,000           51,196
      Siam City Bank PCL .....................           63,100           30,045
      Siam City Cement PCL ...................           16,600           77,066
      Siam Commercial Bank PCL ...............           22,000           47,059
      Siam Commercial Bank PCL - For Reg .....           33,300           73,305
      Siam Makro PCL .........................           18,000           38,258
      Sino Thai Engineering & Construction
         PCL* ................................          180,500           20,758

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   THAILAND -- (CONTINUED)
      Thai Airways International PCL* ........           46,000   $       19,120
      Thai Beverage PCL ......................          344,000           51,026
      Thai Oil PCL ...........................           53,300           55,240
      Thai Union Frozen Products PCL .........           48,300           33,540
      Thanachart Capital PCL .................          120,600           48,331
      Thoresen Thai Agencies PCL .............            8,760            5,632
      TMB Bank PCL* ..........................          546,200           13,730
      Total Access Communication PCL .........           65,000           58,550
      TPI Polene PCL* ........................          245,600           40,184
                                                                  --------------
      TOTAL THAILAND .........................                         2,755,445
                                                                  --------------
   TURKEY -- 0.9%
      Adana Cimento - Class A ................            4,736           12,036
      Akbank TAS .............................           33,677          149,241
      Akcansa Cimento AS .....................            4,900           10,979
      Akenerji Electrik Uretim AS ............            7,800           50,165
      Aksigorta AS ...........................           19,400           50,231
      Alarko Holding AS ......................           12,489           23,194
      Anadolu Efes Biracilik ve Malt Sanayii
         AS ..................................           19,264          173,159
      Anadolu Efes Biracilik ve Malt Sanayii
         AS - ADR ............................                3                5
      Anadolu Sigorta ........................           41,433           34,445
      Arcelik AS* ............................           31,020           46,573
      Asya Katilim Bankasi AS* ...............           49,428           67,706
      Aygaz AS ...............................           11,368           26,512
      Bim Birlesik Magazalar AS ..............            4,050          141,301
      Cimsa Cimento Sanayi ve Tica ...........            4,400           11,437
      Dogan Sirketler Grubu Holding AS* ......          127,009           91,334
      Dogan Yayin Holding* ...................           28,097           26,624
      Dogus Otomotiv Servis ve Ticaret AS* ...            6,500           15,470
      Eczacibasi Ilac Sanayi .................           19,500           17,726
      Enka Insaat ve Sanayi AS ...............           29,521           91,194
      Eregli Demir ve Celik Fabrikalari
         TAS* ................................           44,554          127,010

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   TURKEY -- (CONTINUED)
      Ford Otomotiv Sanayi AS ................           29,231   $      112,909
      Haci Omer Sabinci Holding AS ...........           20,478           54,358
      Hurriyet Gazetecilik AS* ...............           11,811            8,904
      Ihlas Holding* .........................           53,700           14,815
      Is Gayrimenkul Yatirim Ortakligi AS ....           18,400           12,722
      Kardemir Karabuk Demir Celik Sanayi ve
         Ticaret AS* .........................           68,861           23,485
      KOC Holding AS* ........................           79,236          135,430
      Koza Anadolu Metal Madencilik AS* ......           21,000           38,878
      Petkim Petrokimya Holding AS* ..........           16,620           69,619
      Petrol Ofisi AS* .......................            6,495           21,589
      Sekerbank TAS* .........................           23,875           24,598
      Tofas Turk Otomobil Fabrikasi AS .......           46,810           81,014
      Trakya Cam Sanayi AS* ..................           27,861           22,445
      Tupras-Turkiye Petrol Rafine ...........           11,946          144,960
      Turcas Petrolculuk AS ..................            9,100           23,425
      Turk Hava Yollari Anonim Ortakligi .....          169,490          253,605
      Turk Sise ve Cam F abrikalari AS* ......                1                1
      Turk Telekomunikasyon AS ...............           30,747           95,760
      Turkcell Iletisim Hizmet AS ............           37,209          205,716
      Turkiye Garanti Bankasi AS* ............           93,953          249,948
      Turkiye Halk Bankasi AS ................           50,722          198,664
      Turkiye Is Bankasi .....................           42,871          124,739
      Turkiye Sinai Kalkinma Bankasi AS* .....           28,950           16,763
      Turkiye Vakiflar Bankasi Tao* ..........          153,223          228,691
      Ulker Biskuvi Sanayi AS ................            8,022           13,336
      Yapi ve Kredi Bankasi AS* ..............           38,179           55,869
      Yazicilar Holding AS ...................           13,300           57,787
                                                                  --------------
   TOTAL TURKEY ..............................                         3,456,372
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   UKRAINE -- 0.0%
      UkrTelecom - GDR(1) ....................           75,799   $      177,580
                                                                  --------------
      TOTAL UKRAINE ..........................                           177,580
                                                                  --------------
   UNITED ARAB EMIRATES -- 0.3%
      Aabar Investments PJSC* ................           76,000           40,474
      Abu Dhabi Commercial Bank ..............           60,000           26,135
      Abu Dhabi National Hotels ..............           86,800          106,617
      Air Arabia .............................          591,400          150,280
      Aldar Properties PJSC ..................           61,000           63,020
      Amlak Finance PJSC* ....................           50,900           12,611
      Dana Gas PJSC* .........................          427,000          123,538
      DP World, Ltd. .........................          343,400          123,967
      Dubai Financial Market .................           34,800           15,320
      Dubai Investments PJSC .................          132,732           41,937
      Dubai Islamic Bank PJSC ................           62,427           39,804
      Emaar Properties PJSC* .................           99,400           74,706
      Emirates NBD PJSC ......................           52,030           49,618
      First Gulf Bank PJSC ...................            9,400           33,186
      Gulf Cement Co. ........................           65,000           42,650
      RAK Properties .........................          150,000           29,209
      Tabreed* ...............................          185,260           43,006
      Union National Bank/Abu Dhabi ..........           39,600           38,682
      Union Properties PJSC* .................           65,340           16,389
                                                                  --------------
      TOTAL UNITED ARAB EMIRATES .............                         1,071,149
                                                                  --------------
   UNITED KINGDOM -- 10.5%
      3i Group PLC ...........................            6,752           27,012
      Amec PLC ...............................            2,588           27,887
      Amlin PLC ..............................           24,016          119,728
      Anglo American PLC .....................           10,012          290,982
      Anglo American PLC (London Exchange) ...           13,985          408,908
      Anite PLC ..............................           15,823            9,198
      Antofagasta PLC (Johannesburg
         Exchange) ...........................           56,437          547,942
      Associated British Foods PLC ...........           16,814          211,827
      AstraZeneca PLC ........................           48,253        2,127,592
      Autonomy Corp. PLC* ....................            1,220           28,908
      Aviva PLC ..............................          116,045          653,377
      Avocet Mining PLC* .....................            3,530            4,894
      BAE Systems PLC ........................          411,784        2,301,056

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   UNITED KINGDOM -- (CONTINUED)
      Barclays PLC ...........................           68,919   $      320,270
      BG Group PLC ...........................           64,702        1,089,560
      BHP Billiton PLC .......................           51,412        1,158,755
      BP PLC .................................          146,545        1,157,970
      BP PLC - ADR ...........................            6,478          308,871
      Braemar Shipping Services PLC ..........            1,198            6,479
      British Airways PLC* ...................           20,841           42,943
      British American Tobacco PLC ...........           34,607          955,297
      British Land Co. PLC ...................            4,655           29,312
      British Sky Broadcasting Group PLC .....            6,307           47,345
      BT Group PLC ...........................           54,034           90,534
      Burberry Group PLC .....................           27,732          193,269
      Cable & Wireless PLC ...................           13,852           30,404
      Cadbury PLC ............................           89,123          761,795
      Cairn Energy PLC* ......................              751           29,038
      Carnival PLC ...........................            1,183           31,508
      Carnival PLC - ADR .....................            6,700          179,493
      Centrica PLC ...........................          179,333          659,413
      Cobham PLC .............................           10,288           29,302
      Compass Group PLC ......................            9,998           56,436
      Computacenter PLC ......................            2,700            9,136
      Dangote Sugar Refinery PLC .............          211,920           24,300
      Dart Group PLC* ........................            5,970            5,693
      Delta PLC ..............................           11,439           21,840
      Diageo PLC .............................           20,630          296,311
      Drax Group PLC .........................           51,226          370,806
      DS Smith PLC ...........................           33,297           36,516
      EasyJet PLC* ...........................           15,270           68,100
      Eurasian Natural Resources Corp. .......           47,500          514,011
      Fiberweb PLC ...........................           21,736           25,123
      FirstGroup PLC .........................            4,594           27,128
      Friends Provident Group PLC ............          372,665          402,997
      G4S PLC ................................            8,391           28,901
      GlaxoSmithKline PLC ....................          155,454        2,745,830
      GlaxoSmithKline PLC - ADR ..............            2,043           72,200
      Griffin Mining, Ltd.* ..................           17,299           10,943
      Hammerson PLC ..........................            5,401           27,387
      Healthcare Locums PLC ..................            5,953           18,745
      HFC Bank Ghana, Ltd.*(1) ...............          243,750          101,053
      Home Retail Group PLC ..................            6,597           28,318

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS

MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   UNITED KINGDOM -- (CONTINUED)
         HSBC Holdings PLC ...................          280,381   $    2,336,083
         HSBC Holdings PLC - ADR .............           23,087          964,344
         ICAP PLC ............................           13,298           99,043
         Imperial Tobacco Group PLC ..........            8,103          210,901
         Intec Telecom Systems PLC* ..........           14,899           17,215
         Intercontinental Hotels Group PLC ...            2,709           27,887
         International Power PLC .............          113,258          444,857
         Invensys PLC ........................            7,598           28,055
         Investec PLC ........................           12,752           68,697
         Investec PLC
            (Johannesburg Exchange) ..........           31,902          172,079
         J Sainsbury PLC .....................          287,158        1,482,952
         Johnson Matthey PLC .................            1,466           27,839
         Kazakhmys PLC .......................           25,569          266,651
         Kingfisher PLC ......................           98,274          288,322
         Ladbrokes PLC .......................           56,289          170,579
         Land Securities Group PLC ...........            4,140           32,195
         Legal & General Group PLC ...........          310,262          290,203
         Liberty International PLC ...........            4,173           27,356
         Lloyds Banking Group PLC ............          208,225          240,040
         London Stock Exchange Group PLC .....           17,788          205,995
         Lonmin PLC* .........................           11,020          213,596
         Man Group PLC .......................           41,829          191,740
         Marks & Spencer Group PLC ...........           13,073           65,922
         Mondi PLC ...........................            3,380           11,530
         National Grid PLC ...................           28,464          256,851
         Next PLC ............................            1,161           28,129
         Old Mutual PLC ......................          328,147          438,230
         Paragon Group of Cos PLC ............           11,894           14,871
         Pearson PLC .........................            5,023           50,583
         Pearson PLC - ADR ...................           21,490          217,264
         Prudential PLC ......................           21,511          147,038
         Randgold Resources, Ltd. ............              425           27,389
         Reckitt Benckiser Group PLC .........            3,319          151,572
         Reed Elsevier PLC ...................            6,054           45,227
         Rexam PLC ...........................          102,032          479,569

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   UNITED KINGDOM -- (CONTINUED)
         Rio Tinto PLC* ......................            7,146   $      241,020
         Rio Tinto PLC .......................           22,142          766,808
         Rolls-Royce Group PLC* ..............           13,568           81,123
         Rolls-Royce Group PLC - Class
            C*(1) ............................          793,821            1,306
         Royal & Sun Alliance Insurance
            Group PLC ........................           98,974          196,528
         Royal Bank of Scotland Group PLC* ...           53,600           34,068
         SABMiller PLC .......................           13,649          278,684
         Schroders PLC .......................            2,630           35,586
         Scottish & Southern Energy PLC ......            5,034           94,711
         Senior PLC ..........................           82,070           51,800
         Serco Group PLC .....................            4,281           29,791
         Severn Trent PLC ....................            1,490           26,869
         Shire PLC ...........................            3,020           41,681
         Smith & Nephew PLC ..................            4,940           36,675
         Smiths Group PLC - Class B ..........            2,496           28,881
         Standard Chartered PLC ..............           34,273          644,435
         Standard Life PLC ...................           50,197          154,179
         Tesco PLC ...........................          119,633          698,638
         The Capita Group PLC ................            3,410           40,207
         The Sage Group PLC ..................            9,518           27,965
         The Vitec Group PLC .................            7,179           30,759
         Thomas Cook Group PLC ...............           86,903          294,467
         Thomson Reuters PLC .................            1,025           29,316
         Thomson Reuters PLC - ADR ...........            2,374          408,209
         TUI Travel PLC ......................           32,411          123,896
         Tullow Oil PLC ......................            4,398           68,116
         Unilever PLC ........................           26,086          613,075
         United Utilities Group PLC ..........            3,213           26,347
         Vedanta Resources PLC ...............           35,224          749,895
         Vodafone Group PLC ..................          547,236        1,064,340
         Vodafone Group PLC - ADR ............          133,763        2,607,041
         Whitbread PLC .......................            4,529           61,089
         WM Morrison Supermarkets PLC ........          463,510        1,810,374
         Wolseley PLC* .......................            1,560           29,863
         WPP PLC .............................           24,114          160,358
         Xstrata PLC .........................          115,607        1,256,446
                                                                  --------------
      TOTAL UNITED KINGDOM ...................                        41,357,993
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   UNITED STATES -- 0.1%
         Enbridge, Inc. ......................            1,800   $       62,514
         Gerdau Ameristeel Corp. .............            9,400           64,814
         Rosneft Oil Co. GDR* ................           13,950           78,120
         Shaw Communication, Inc. - Class B ..            1,900           32,034
         Thomson Reuters Corp. ...............            1,300           38,103
                                                                  --------------
      TOTAL UNITED STATES ....................                           275,585
                                                                  --------------
   VIETNAM -- 0.2%
         Dragon Capital - Vietnam
            Enterprise Investments, Ltd.* ....          458,445          733,512
                                                                  --------------
      TOTAL VIETNAM ..........................                           733,512
                                                                  --------------
         Total Common Stock
            (Cost $363,387,670) ..............                       357,030,753
                                                                  --------------
EXCHANGE-TRADED FUNDS -- 4.9%
         Enerplus Resources Fund .............            1,300           27,937
         iShares MSCI Brazil Index Fund ......           10,254          543,155
         iShares MSCI India Index Fund* ......          243,500        1,327,075
         iShares MSCI Taiwan Index Fund ......           49,922          503,713
         Nomura TOPIX ETF ....................          102,635        1,018,519
         Vanguard Emerging Markets Fund ETF ..          499,900       15,906,818
                                                                  --------------
         TOTAL EXCHANGE-TRADED FUNDS
            (Cost $19,209,415) ...............                        19,327,217
                                                                  --------------
PREFERRED STOCK -- 1.8%
   BRAZIL -- 1.6%
      AES Tiete SA, 11.34% ...................            3,080           32,191
      Aracruz Celulose SA - Class B, 0.00%* ..            6,700            9,916
      Banco Bradesco SA, 0.59% ...............           17,583          258,428
      Banco Itau Holding Financeira SA,
         0.44% ...............................           52,633          829,718
      Bradespar SA, 0.59% ....................           15,500          201,868
      Brasil Telecom Participacoes SA,
         1.43% ...............................            8,500           65,545

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   BRAZIL -- (CONTINUED)
      Brasil Telecom SA, 1.14% ...............            4,100   $       26,887
      Braskem SA - Class A, 0.00%* ...........            3,300           12,075
      Centrais Eletricas Brasileiras SA -
         Class B, 6.72% ......................           14,745          191,132
      Cia Brasileira de
         Distribuicao Grupo
         Pao de Acucar, 0.64% ................            2,826           54,299
      Cia de Bebidas das Americas, 0.64% .....            2,500          161,470
      Cia Energetica de Minas Gerais, 2.93% ..            3,826           51,352
      Cia Energetica de Sao Paulo, 0.95% .....            4,100           40,634
      Cia Vale do Rio Doce - Class A, 3.37% ..           89,319        1,372,035
      Confab Industrial SA, 3.74% ............           53,166          128,878
      Eletropaulo Metropolitana Eletricidade
         de Sao Paulo SA, 5.41% ..............            9,260          162,517
      Ferbasa-Ferro Ligas da Bahia, 4.73% ....            3,100           12,799
      Fertilizantes Fosfatados SA, 2.48% .....            4,400           33,884
      Gerdau SA, 0.74% .......................           29,698          311,454
      Gol Linhas Aereas Inteligentes SA,
         0.00%*                                           1,000            5,563
      Investimentos Itau SA, 0.62% ...........           37,541          165,337
      Lojas Americanas SA, 0.35% .............           17,100           79,413
      Marcopolo SA, 1.47% ....................            7,900           17,941

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   BRAZIL -- (CONTINUED)
         Metalurgica Gerdau SA, 1.49% ........            3,600   $       47,143
         Net Servicos de Comunicacao SA,
            0.00%* ...........................            3,000           29,242
         Petroleo Brasileiro SA, 1.07% .......           63,608        1,056,941
         Sadia SA, 0.00%* ....................           13,000           31,513
         Tam SA, 0.00%* ......................            1,300           13,527
         Tele Norte Leste Participacoes SA,
            7.30% ............................            7,650          122,002
         Telecomunicacoes de Sao Paulo SA,
            4.46% ............................              900           20,159
         Telemar Norte Leste
         SA - Class A, 7.43% .................            1,100           30,482
         Tim Participacoes SA, 2.84% .........           10,000           17,351
         Ultrapar Participacoes SA, 2.73% ....            2,400           75,631
         Usinas Siderurgicas de
         Minas Gerais SA - Class A, 1.26% ....           19,866          425,302
         Vivo Participacoes SA, 1.76% ........            2,200           41,687
         Votorantim Celulose e Papel SA,
            0.00%* . .........................            1,300           13,912
                                                                  --------------
      TOTAL BRAZIL ...........................                         6,150,228
                                                                  --------------
   CHILE -- 0.0%
         Embotelladora Andina
         SA - Class B, 2.42% .................           12,700           35,724
         Embotelladora Andina SA, 2.58% ......           17,190           41,746
         Sociedad Quimica y Minera de Chile
            SA B, 3.94% ......................            3,000          108,861
                                                                  --------------
      TOTAL CHILE ............................                           186,331
                                                                  --------------

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   CROATIA -- 0.0%
      Adris Grupa DD, 0.00%* .................            1,219   $       52,186
                                                                  --------------
   TOTAL CROATIA .............................                            52,186
                                                                  --------------
   GERMANY -- 0.2%
         Dyckerhoff AG, 5.13% ................              356           21,501
         Fresenius SE AG, 1.98% ..............            2,282          123,464
         Henkel AG & KGaA- Vorzug, 2.28% .....              925           28,887
         Jungheinrich AG, 5.91% ..............            2,900           38,398
         Porsche Automobil Holding SE AG,
            1.44% ............................            5,305          357,085
         Volkswagen AG, 3.74% ................              848           59,341
                                                                  --------------
      TOTAL GERMANY ..........................                           628,676
                                                                  --------------
   RUSSIA -- 0.0%
         Holding MRSK OAO, 0.00%* ............           56,000            1,400
         RAO Energy System
         of East OAO, 0.00%* .................           56,000              280
         Sberbank of Russian
         Federation - Class S, 3.02% .........           91,150           71,097
         Transneft, 1.54% ....................               25           12,666
                                                                  --------------
      TOTAL RUSSIA ...........................                            85,443
                                                                  --------------
   SOUTH KOREA -- 0.0%
         Hyundai Motor Co., Ltd., 3.04% ......            1,490           35,108
         Samsung Electronics Co., Ltd.,
            1.27% ............................              180           54,884
                                                                  --------------
   TOTAL SOUTH KOREA .........................                            89,992
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   THAILAND -- 0.0%
         Siam Commercial Bank PCL, 5.25% .....           16,600   $       33,619
                                                                  --------------
      TOTAL THAILAND .........................                            33,619
                                                                  --------------
      Total Preferred Stock
         (Cost $7,010,901) ...................                         7,226,475
                                                                  --------------
RIGHTS -- 0.0%
   AUSTRALIA -- 0.0%
         Rio Tinto, Ltd.* ....................                2               28
                                                                  --------------
      TOTAL AUSTRALIA ........................                                28
                                                                  --------------
   BRAZIL -- 0.0%
         Lupatech SA* ........................                8               --
                                                                  --------------
      TOTAL BRAZIL ...........................                                --
                                                                  --------------
   BULGARIA -- 0.0%
         Chimimport AD .......................           10,600               --
                                                                  --------------
      TOTAL BULGARIA .........................                                --
                                                                  --------------
   HONG KONG -- 0.0%
         China Resources Power
         Holdings Co., Ltd.* .................            1,600              681
                                                                  --------------
      TOTAL HONG KONG ........................                               681
                                                                  --------------
   ITALY -- 0.0%
      Unione di Banche Italiane SCPA* ........           11,474              784
                                                                  --------------
      TOTAL ITALY ............................                               784
                                                                  --------------
   MOROCCO -- 0.0%
         Douja Promotion Groupe
         Addoha SA* ..........................            6,000          110,744
         Lafarge Ciments .....................              110           54,907
                                                                  --------------
      TOTAL MOROCCO ..........................                           165,651
                                                                  --------------
   NORWAY -- 0.0%
         Renewable Energy Corp. AS* ..........              897            3,207
                                                                  --------------
      TOTAL NORWAY ...........................                             3,207
                                                                  --------------

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
   POLAND -- 0.0%
      Polski Koncern Miesny Duda SA ..........           19,100   $           --
                                                                  --------------
   TOTAL POLAND ..............................                                --
                                                                  --------------
   SINGAPORE -- 0.0%
      Golden Agri-Resources, Ltd. ............          187,258           25,857
                                                                  --------------
   TOTAL SINGAPORE ...........................                            25,857
                                                                  --------------
   UNITED KINGDOM -- 0.0%
      Rio Tinto PLC* .........................                1               11
                                                                  --------------
   TOTAL UNITED KINGDOM ......................                                11
                                                                  --------------
   TOTAL RIGHTS
      (Cost $173,089) ........................                           196,219
                                                                  --------------
CALL WARRANTS -- 1.2%
      Citigroup Global Markets
         Holdings, Inc.
         Kuwait Finance House,
            Exp. 01/14/10 ....................           12,500           52,159
         Kuwait Projects Co. .................
            Holdings, Exp. 01/14/10 ..........           35,000           64,504
         Kuwait Mobile Telecommunication Co.,
            Exp. 09/21/09 ....................           27,500          110,926
         National Bank of Kuwait, Exp.
            10/15/09 .........................           17,500           77,891
         National Industries Group Holdings,
            Exp. 01/14/10 ....................           95,000          148,654
         Public Warehousing Co., Exp.
            03/17/10 .........................           15,000           55,289
         Sultan Center Food Products,
            Exp. 03/12/10 ....................           60,000           53,202
         Commercial Bank of Kuwait, Exp.
            02/28/09 .........................           10,000           34,773

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
CALL WARRANTS -- (CONTINUED)
   Merrill Lynch Int'l. & Co.
      CW10 Burgan Bank .......................           30,000   $       44,335
      CW12 ABB Ltd. India, Exp. 06/27/12 .....            2,560           41,528
      CW13 Divi's Laboratories, Ltd., Exp.
         05/22/13 ............................               40              930
      CW09 Larsen & Toubro, Ltd., Exp.
         06/10/14 ............................            7,200          235,636
      CW09 NTPC, Ltd., Exp. 10/19/09 .........           22,673           92,315
      CW09 Ranbaxy
      Laboratories, Ltd., Exp.11/08/10 .......            8,900           51,759
      CW09 Tata Consultancy Services, Ltd.,
         Exp. 08/24/09 .......................            5,840           47,526
      CW10 Aditya Birla Nuvo, Ltd., Exp.
         06/28/10 ............................            1,600           28,780
      CW10 Ambuja Cements, Ltd., Exp.
         06/23/10 ............................           26,400           48,220
      CW10 Apollo Hospitals Enterprise, Ltd.,
         Exp. 07/21/10 .......................              224            2,511
      CW10 Asian Paints, Ltd., Exp.
         08/17/10 ............................            1,300           32,233
      CW10 Axis Bank, Ltd., Exp. 04/21/10 ....            2,760           47,949
      CW10 Bharat Heavy Electricals, Ltd.,
         Exp. 09/01/10 .......................            3,394          156,154
      CW10 Bharat Petroleum Corp., Ltd., Exp.
         09/02/10 ............................            5,100           45,789
      CW10 Container Corp. of India, Exp.
         02/16/10 ............................            2,800           57,046
      CW10 Crompton Greaves, Ltd., Exp.
         07/27/10 ............................            5,500           33,536
      CW10 EIH, Ltd., Exp. 02/18/10 ..........            5,409           14,210
      CW10 HCL Technologies, Ltd., Exp.
         09/01/10 ............................            8,500           32,994

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
CALL WARRANTS -- (CONTINUED)
   Merrill Lynch Int'l. & Co. - (continued)
      CW10 HDFC Bank, Ltd. - ADR, Exp.
         12/30/10 ............................            2,551   $       79,512
      CW10 Hindustan Unilever, Ltd.,
         Exp. 12/30/10 .......................           14,000           78,176
      CW10 Infrastructure Development Finance
         Co., Exp. Ltd 08/12/10 ..............           25,900           73,394
      CW10 Jaiprakash Associates, Ltd.,
         Exp. 07/01/10 .......................           21,400           91,421
      CW10 Nestle India, Ltd.,
         Exp. 09/30/10 .......................            1,500           62,674
      CW10 Sesa GOA, Ltd., Exp. 01/21/10 .....           14,000           53,364
      CW10 Sun Pharmaceutical Industries,
         Ltd., Exp  01/17/10 .................            2,400           54,636
      CW10 Suzlon Energy, Ltd.,
         Exp. 09/16/10 .......................           10,500           22,740
      CW10 Tata Power Co., Ltd.,
         Exp. 09/30/10 .......................            4,040           97,013
      CW10 Unitech, Ltd., Exp. 07/12/10 ......           10,200           16,959
      CW11 Adani Enterprises, Ltd.,
         Exp. 09/06/11 .......................            2,200           37,672
      CW11 Bharti Airtel, Ltd.,
         Exp. 03/17/11 .......................           17,048          285,462
      CW11 Cairn India, Ltd.,
         Exp. 12/27/11 .......................           12,470           60,586
      CW11 Cipla, Ltd., Exp. 08/16/11 ........            6,800           35,962
      CW11 Dr. Reddy's Laboratories, Ltd.,
         Exp. 01/03/11 .......................            4,500           73,256
      CW11 Grasim Industries, Ltd.,
         Exp. 05/02/11 .......................            1,400           67,550

     The accompanying notes are an integral part of the finanCcial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
    INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
CALL WARRANTS -- (CONTINUED)
   Merrill Lynch Int'l. & Co. - (continued)
      CW11 Hero Honda Motors, Ltd.,
         Exp. 05/02/11 .......................            1,400   $       40,844
      CW11 Housing Development Finance Corp.,
         Exp. 01/18/11 .......................            4,560          223,193
      CW11 Indian Oil Corp., Ltd.,
         Exp. 08/25/11 .......................            4,600           51,070
      CW11 Mahindra & Mahindra, Ltd.,
         Exp. 05/03/11 .......................            5,900           85,135
      CW11 Maruti Suzuki India, Ltd.,
         Exp. 06/13/11 .......................            3,700           82,562
      CW11 Reliance Capital, Ltd.,
         Exp. 09/20/11 .......................            3,100           58,214
      CW11 Reliance Communications, Ltd.,
         Exp. 01/25/11 .......................           20,229          122,227
      CW11 Reliance Natural Resources, Ltd.,
         Exp. 01/25/11 .......................           42,400           74,258
      CW11 Reliance Petroleum, Ltd.,
         Exp. 05/18/11 .......................           23,100           60,468
      CW11 Siemens India, Ltd.,
         Exp. 12/13/11 .......................            3,800           37,425
      CW11 Sterlite Industries India, Ltd.,
         Exp. 03/24/11 .......................            6,300           79,827
      CW11 Tata Steel, Ltd., Exp. 10/18/11 ...           10,950           89,294
      CW11 Unione di Banche Italiane SCPA,
         Exp. 06/30/11 .......................            9,662              745
      CW11 United Spirits, Ltd.,
         Exp. 10/05/11 .......................            2,200           40,032
      CW12 Colgate Palmolive India, Ltd.,
         Exp. 10/25/12 .......................            5,200           65,677

                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                 --------------   --------------
CALL WARRANTS -- (CONTINUED)
   Merrill Lynch Int'l. & Co. - (continued)
      CW12 DLF, Ltd., Exp. 06/21/12 ..........            4,300   $       27,898
      CW12 Essar Oil, Ltd., Exp. 07/20/12 ....           21,430           68,220
      CW12 Idea Cellular, Ltd.,
         Exp. 03/05/12 .......................           57,200           85,134
      CW12 Kotak Mahindra Bank, Ltd.,
         Exp. 04/20/12 .......................            4,200           55,392
      CW12 Mundra Port and Special Economic
         Zone, Ltd., Exp. 11/23/12 ...........            4,200           52,964
      CW12 Power Grid Corp of India, Ltd.,
         Exp. 09/27/12 .......................           24,600           56,179
      CW12 Punj Lloyd, Ltd., Exp. 06/25/12 ...            4,400           19,339
      CW13 Indiabulls Securities, Ltd.,
         Exp. 01/08/13 .......................            4,800               87
      CW13 Jindal Steel & Power, Ltd.,
         Exp. 01/30/13 .......................            1,800           93,590
      CW13 Piramal Healthcare, Ltd.,
         Exp. 02/05/13 .......................            6,060           39,399
      CW14 Oil & Natural Gas Corp., Ltd.,
         Exp. 02/18/14 .......................            4,257           94,844
      CW11 ACC, Ltd., Exp. 07/12/11 ..........            2,900           46,356
      CW14 Steel Authority of India, Ltd.,
         Exp. 03/25/14 .......................            9,100           28,712
                                                                  --------------
   TOTAL CALL WARRANTS
      (Cost $5,128,432) ......................                         4,580,311
                                                                  --------------
CERTIFICATES -- 0.0%
   RUSSIA -- 0.0%
      Deutsche Bank AG/London -
         Unified Energy Systems - OGK4,
            Exp.12/31/09(1) ..................                6           24,321
                                                                  --------------
   TOTAL CERTIFICATES
      (Cost $64,263) .........................                            24,321
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                    PRINCIPAL
                                                     AMOUNT/           VALUE
                                                     SHARES           (NOTE 2)
                                                 --------------    -------------

CORPORATE BONDS -- 0.0%
   OMAN -- 0.0%
      Bank Muscat SAOG Cv., 7%, 04/20/14 .....           1,419 OMR $          33
                                                                   -------------
   TOTAL CORPORATE BONDS
      (Cost $194) ............................                                33
                                                                   -------------
   SHORT TERM INVESTMENTS -- 1.7%
      BlackRock Liquidity Funds
         TempFund Portfolio -
         Institutional Series
         (Cost $6,732,684) 6,732,684 .........                         6,732,684
                                                                   -------------
   TOTAL INVESTMENTS -- 99.9%
      (Cost $401,706,648)+ ...................                       395,118,013
OTHER ASSETS IN EXCESS OF LIABILITIES
      -- 0.1% ................................                           498,158
                                                                   -------------
NET ASSETS -- 100.0% .........................                     $ 395,616,171
                                                                   =============

----------
*    Non-income producing security.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors." Unless otherwise indicated, security is considered liquid.

(1)  Illiquid security.

+ The cost for Federal income tax purposes is $434,783,520. At June 30, 2009, net unrealized depreciation was $39,665,507. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $41,154,374, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $80,819,881.

ADR - American Depository Receipt

GDR - Global Depository Receipt

PLC - Public Limited Company

OMR - Omani Rial

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

At June 30, 2009, the Multi-Manager International Fund entered into forward foreign currency exchange contracts, which contractually obligate the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

                                                                         VALUE AT   NET UNREALIZED
                                                              CONTRACT   JUNE 30,    APPRECIATION
SETTLEMENT DATE   CURRENCY BOUGHT                              AMOUNT      2009     (DEPRECIATION)
---------------   -----------------------------------------   --------   --------   --------------
July 2009......   66,248,565 Japanese Yen                     $690,898   $687,755      $ (3,143)
September 2009.   388,259 United Kingdom Pound                 634,633    638,683         4,050
September 2009.   265,411 Swedish Krona                         34,401     34,399            (2)
October 2009...   5,698,920 Czechoslovakia Koruna              298,329    306,985         8,656
                                                                                       --------
                                                                                       $  9,561
                                                                                       ========

                                                                         VALUE AT   NET UNREALIZED
                                                              CONTRACT   JUNE 30,    APPRECIATION
SETTLEMENT DATE   CURRENCY SOLD                                AMOUNT      2009     (DEPRECIATION)
---------------   -----------------------------------------   --------   --------   --------------
October 2009...   13,790,725 Czechoslovakia Koruna            $699,773   $742,869      $(43,096)
September 2009.   1,451,597 Czechoslovakia Koruna               75,839     78,274        (2,435)
September 2009.   72,133,369 Hungarian Forint                  354,577    364,600       (10,023)
September 2009.   1,677,632 Sweden Krona                       219,192    217,430         1,762
September 2009.   165,250 United Kingdom Pound                 270,772    271,834         1,062
                                                                                       --------
                                                                                       $(52,730)
                                                                                       ========

At June 30, 2009, the Multi-Manager International Fund had open financial futures contracts as follows:

                                                            VALUE AT     UNREALIZED
NUMBER OF      UNDERLYING                        CONTRACT   JUNE 30,    APPRECIATION
CONTRACTS   CONTRACTS TO BUY   EXPIRATION DATE    AMOUNT      2009     (DEPRECIATION)
---------   ----------------   ---------------   --------   --------   --------------
    2          TOPIX Index      September 2009   $190,448   $191,934      $ 1,486
   12       DJ EURO STOXX 50    September 2009    406,883    403,687       (3,196)
    2        FTSE 100 INDEX     September 2009    140,588    138,789       (1,799)
                                                                          -------
                                                                          $(3,509)
                                                                          =======

The use of futures contracts involves elements of market risk in excess of the amount recognized in the financial statements. Upon entering into futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
INVESTMENTS / JUNE 30, 2009

(Showing Percentage of Net Assets)

                                                  PRINCIPAL           VALUE
                                                   AMOUNT            (NOTE 2)
                                               --------------     --------------
INFLATION-LINKED & FIXED INCOME
   SECURITIES -- 58.9%
CORPORATE BONDS -- 1.4%
   FINANCIALS -- 1.4%
      American International
         Group, Inc.,
         5.85%, 01/16/18 ...................   $    1,800,000     $      952,288
      General Electric
         Capital Corp.++,
         6.38%, 11/15/67 ...................          600,000            400,333
      Merrill Lynch & Co., Inc.,
         6.88%, 04/25/18 ...................        1,900,000          1,758,556
      Morgan Stanley++,
         3.01%, 05/14/10 ...................        1,300,000          1,296,208
      Wachovia Corp.,
         5.50%, 05/01/13 ...................          900,000            929,704
                                                                  --------------
   TOTAL CORPORATE BONDS
         (Cost $5,668,740) .................                           5,337,089
                                                                  --------------
EXCHANGE-TRADED FUNDS -- 3.5%
         iShares Barclays U.S.
            Treasury Inflation
            Protected Securities Index
            Fund (cost $13,326,108) ........          132,138         13,429,185
                                                                  --------------
VARIABLE RATE DEMAND
   NOTES++ -- 0.5%
   FINANCIALS -- 0.5%
      Metropolitan Life
         Global Funding I@,
         2.55%, 06/10/11 ...................        1,100,000          1,098,029
      Swedbank AB@, 144A
         1.06%, 01/14/13 ...................          800,000            797,242
                                                                  --------------
      Total Variable Rate Demand Notes
         (Cost $1,900,000) .................                           1,895,271
                                                                  --------------

                                                  PRINCIPAL           VALUE
                                                   AMOUNT            (NOTE 2)
                                               --------------     --------------
U.S. GOVERNMENT INFLATION-LINKED
   SECURITIES -- 22.9%
      U.S. Treasury Inflation
         Indexed Bonds,
         2.38%, 04/15/11 ...................   $      754,000     $      834,023
      U.S. Treasury Inflation
         Indexed Bonds,
         3.38%, 01/15/12 ...................        3,262,000          4,163,114
      U.S. Treasury Inflation
         Indexed Bonds,
         2.00%, 04/15/12 ...................          542,000            585,708
      U.S. Treasury Inflation
         Indexed Bonds,
         0.63%, 04/15/13 ...................          576,000            574,157
      U.S. Treasury Inflation
         Indexed Bonds,
         1.25%, 04/15/14 ...................          340,000            343,945
      U.S. Treasury Inflation
         Indexed Bonds,
         2.00%, 01/15/16 ...................          808,000            881,047
      U.S. Treasury Inflation
         Indexed Bonds,
         2.38%, 01/15/17 ...................        1,662,000          1,833,581
      U.S. Treasury Inflation
         Indexed Bonds,
         1.63%, 01/15/18 ...................          500,000            503,960
      U.S. Treasury Inflation
         Indexed Bonds,
         1.38%, 07/15/18 ...................          492,000            471,586
      U.S. Treasury Inflation
         Indexed Bonds,
         2.13%, 01/15/19 ...................          610,000            625,681
      U.S. Treasury Inflation
         Indexed Bonds,
         2.38%, 01/15/27 ...................          616,000            674,302
      U.S. Treasury Inflation
         Indexed Bonds,
         1.75%, 01/15/28 ...................          578,000            555,186
      U.S. Treasury Inflation
         Indexed Bonds,
         2.50%, 01/15/29 ...................           48,000             50,649
      U.S. Treasury Inflation
         Indexed Bonds,
         3.38%, 04/15/32 ...................          704,000          1,061,328
      U.S. Treasury Inflation
         Indexed Notes,
         3.50%, 01/15/11 ...................        7,202,000          9,206,431

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                  PRINCIPAL           VALUE
                                                   AMOUNT            (NOTE 2)
                                               --------------     --------------
U.S. GOVERNMENT INFLATION-LINKED
   SECURITIES -- (CONTINUED)
      U.S. Treasury Inflation
         Indexed Notes,
         3.00%, 07/15/12 ...................   $    9,253,000     $   11,624,564
      U.S. Treasury Inflation
         Indexed Notes,
         1.88%, 07/15/13 ...................        5,778,000          6,879,742
      U.S. Treasury Inflation
         Indexed Notes,
         2.00%, 01/15/14 ...................          930,000          1,097,664
      U.S. Treasury Inflation
         Indexed Notes,
         2.00%, 07/15/14 ...................        1,530,000          1,771,254
      U.S. Treasury Inflation
         Indexed Notes,
         1.63%, 01/15/15 ...................        4,413,000          4,904,763
      U.S. Treasury Inflation
         Indexed Notes,
         1.88%, 07/15/15 ...................        4,806,000          5,325,962
      U.S. Treasury Inflation
         Indexed Notes,
         2.50%, 07/15/16 ...................        4,680,000          5,186,709
      U.S. Treasury Inflation
         Indexed Notes,
         2.63%, 07/15/17 ...................        5,677,000          6,223,720
      U.S. Treasury Inflation
         Indexed Notes,
         2.38%, 01/15/25 ...................        2,723,000          3,165,842
      U.S. Treasury Inflation
         Indexed Notes,
         2.00%, 01/15/26 ...................        5,626,000          5,917,407
      U.S. Treasury Inflation
         Indexed Notes,
         3.63%, 04/15/28 ...................        2,384,000          3,824,428
      U.S. Treasury Inflation
         Indexed Notes,
         3.88%, 04/15/29 ...................        6,399,000         10,530,238
                                                                  --------------
      TOTAL U.S. GOVERNMENT
         INFLATION-LINKED SECURITIES
         (Cost $93,264,596) ................                          88,816,991
                                                                  --------------
      FOREIGN GOVERNMENT INFLATION-
         LINKED SECURITIES -- 25.6%
         Australia Government Bond,
         4.00%, 08/20/20 ...................        3,800,000AUD       4,679,972

                                                  PRINCIPAL           VALUE
                                                   AMOUNT            (NOTE 2)
                                               --------------     --------------
FOREIGN GOVERNMENT INFLATION-
   LINKED SECURITIES -- (CONTINUED)
      Brazil Notas do Tesouro
         Nacional Series B,
         6.00%, 05/15/17 ...................        3,618,000BRL  $    3,275,495
      Brazil Notas do Tesouro
         Nacional Series B,
         6.00%, 05/15/45 ...................        4,578,000BRL       4,029,763
      Bundesobligation
         Inflation Linked,
         2.25%, 04/15/13 ...................        1,000,000EUR       1,543,855
      Canadian Government Bond,
         4.25%, 12/01/21 ...................          400,000CAD         609,983
      Canadian Government Bond,
         2.00%, 12/01/41 ...................        1,000,000CAD         913,498
      Deutsche Bundesrepublik
         Inflation Linked,
         1.50%, 04/15/16 ...................        2,500,000EUR       3,778,094
      France Government Bond OAT,
         3.00%, 07/25/12 ...................        3,600,000EUR       6,304,034
      France Government Bond OAT,
         2.50%, 07/25/13 ...................        1,200,000EUR       2,007,323
      France Government Bond OAT,
         1.00%, 07/25/17 ...................          300,000EUR         429,839
      France Government Bond OAT,
         2.25%, 07/25/20 ...................        1,900,000EUR       3,105,472
      France Government Bond OAT,
         3.40%, 07/25/29 ...................          250,000EUR         511,271
      France Government Bond OAT,
         3.15%, 07/25/32 ...................        1,400,000EUR       2,653,630
      France Government Bond OAT,
         1.80%, 07/25/40 ...................        1,500,000EUR       2,048,586
      France Government Bond OAT,
         1.80%, 07/25/40 ...................          100,000EUR         136,572
      Hellenic Republic Government Bond,
         2.90%, 07/25/25 ...................          500,000EUR         741,202

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                  PRINCIPAL           VALUE
                                                   AMOUNT            (NOTE 2)
                                               --------------     --------------
FOREIGN GOVERNMENT INFLATION-
   LINKED SECURITIES -- (CONTINUED)
      Italy Buoni Poliennali Del Tesoro,
         2.15%, 09/15/14 ...................          500,000EUR  $      805,010
      Italy Buoni Poliennali Del Tesoro,
         2.10%, 09/15/17 ...................          700,000EUR       1,043,944
      Italy Buoni Poliennali Del Tesoro,
         2.35%, 09/15/19 ...................        2,000,000EUR       2,823,576
      Italy Buoni Poliennali Del Tesoro,
         2.60%, 09/15/23 ...................          500,000EUR         721,336
      Italy Buoni Poliennali Del Tesoro,
         2.35%, 09/15/35 ...................          200,000EUR         283,075
      Japanese Government CPI Linked Bond,
         1.10%, 12/10/16 ...................      190,000,000JPY       1,746,556
      Japanese Government CPI Linked Bond,
         1.20%, 12/10/17 ...................      580,000,000JPY       5,265,591
      Japanese Government CPI Linked Bond,
         1.40%,  03/10/18 ..................    1,150,000,000JPY      10,514,992
      Mexican Udibonos,
         3.50%, 12/14/17 ...................        9,614,900MXN       2,980,452
      Network Rail Infrastructure
         Finance PLC,
         1.38%, 11/22/37 ...................          220,000GBP         401,425
      Poland Government Bond,
         3.00%, 08/24/16 ...................        1,160,000PLN         389,549
      South Africa Government Bond,
         2.60%, 03/31/28 ...................        4,500,000ZAR         823,966
      Sweden Government Bond,
         3.50%, 12/01/15 ...................       10,500,000SEK       1,792,104

                                                  PRINCIPAL           VALUE
                                                   AMOUNT            (NOTE 2)
                                               --------------     --------------
FOREIGN GOVERNMENT INFLATION-
   LINKED SECURITIES -- (CONTINUED)
      Sweden Government Bond,
         3.50%, 12/01/28 ...................        2,000,000SEK  $      381,980
      U.K. Gilt Inflation Linked,
         2.50%, 08/16/13 ...................          900,000GBP       3,637,877
      U.K. Gilt Inflation Linked,
         2.50%, 07/26/16 ...................          800,000GBP       3,673,263
      U.K. Gilt Inflation Linked,
         1.25%, 11/22/17 ...................          500,000GBP         921,935
      U.K. Gilt Inflation Linked,
         2.50%, 04/16/20 ...................          850,000GBP       4,044,754
      U.K. Gilt Inflation Linked,
         1.88%, 11/22/22 ...................        2,800,000GBP       5,175,434
      U.K. Gilt Inflation Linked,
         2.50%, 07/17/24 ...................          700,000GBP       2,909,359
      U.K. Gilt Inflation Linked,
         1.25%, 11/22/27 ...................        3,500,000GBP       6,480,413
      U.K. Gilt Inflation Linked,
         4.13%, 07/22/30 ...................          500,000GBP       2,018,903
      U.K. Gilt Inflation Linked,
         1.13%, 11/22/37 ...................        1,500,000GBP       2,809,423
      U.K. Gilt Inflation Linked,
         0.75%, 11/22/47 ...................          600,000GBP       1,016,885
                                                                  --------------
      TOTAL FOREIGN GOVERNMENT INFLATION-
         LINKED SECURITIES
         (Cost $90,618,415) ................                          99,430,391
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                  PRINCIPAL
                                                   AMOUNT/             VALUE
                                                   SHARES            (NOTE 2)
                                               --------------     --------------
ASSET-BACKED SECURITIES -- 0.2%
      MBNA Credit Card
         Master Note Trust,
         0.36%, 05/15/13
         (Cost $840,654) ...................   $      900,000     $      884,947
                                                                  --------------
MORTGAGE-BACKED SECURITIES -- 4.8%
      Fannie Mae Pool,
         6.00%,
         10/01/36 ..........................        3,949,312          4,132,046
      Fannie Mae Pool,
         6.00%,
         09/01/37 ..........................       10,499,995         10,985,830
      Fannie Mae Pool,
         6.00%, 09/01/38 ...................          550,687            576,167
      Federal Home Loan
         Mortgage Corp.,
         1.27%, 04/01/11 ...................        2,858,000          2,866,171
                                                                  --------------
   TOTAL MORTGAGE-BACKED SECURITIES
      (Cost $18,523,018) ...................                         18,560,214
                                                                  --------------
   TOTAL INFLATION-LINKED & FIXED INCOME
      SECURITIES
      (Cost $224,141,531) ..................                         228,354,088
                                                                  --------------
REAL ESTATE RELATED SECURITIES -- 15.5%
COMMON STOCK -- 6.3%
   DEPARTMENT STORES -- 0.2%
      Lifestyle International
         Holdings, Ltd. ....................          444,400            614,378
                                                                  --------------
   DIVERSIFIED -- 0.1%
      Fonciere Des Regions .................            3,054            230,266
                                                                  --------------
   DIVERSIFIED REAL ESTATE ACTIVITIES -- 3.9%
      CapitaLand, Ltd. .....................          580,750          1,476,584
      City Developments, Ltd. ..............          116,000            683,589
      Daito Trust Construction Co., Ltd. ...            7,801            367,836
      Daiwa House Industry Co., Ltd. .......           50,000            537,652
      Great Eagle Holdings, Ltd. ...........           20,000             41,829
      Hang Lung Group, Ltd. ................           69,900            327,089

                                                                      VALUE
                                                   SHARES            (NOTE 2)
                                               --------------     --------------
   DIVERSIFIED REAL ESTATE ACTIVITIES -- (CONTINUED)
      Hang Lung Properties, Ltd. ...........          385,400     $    1,269,134
      Henderson Land Development Co.,
         Ltd. ..............................           51,000            291,017
      Kerry Properties, Ltd. ...............          366,700          1,597,350
      Mitsubishi Estate Co., Ltd. ..........          127,500          2,116,714
      Mitsui Fudosan Co., Ltd. .............          146,289          2,537,260
      Sumitomo Realty & Development
         Co., Ltd. .........................           79,200          1,446,089
      Sun Hung Kai Properties, Ltd. ........          165,700          2,057,630
      Wharf Holdings, Ltd. .................          100,500            423,735
                                                                  --------------
                                                                      15,173,508
                                                                  --------------
   HOTELS, RESORTS & CRUISE LINES -- 0.2%
      Shangri-La Asia, Ltd. ................          275,000            406,167
      Sol Melia, SA ........................           65,000            384,228
                                                                  --------------
                                                                         790,395
                                                                  --------------
   OFFICE -- 0.0%
      Nomura Real Estate
         Office Fund, Inc. .................               20            127,150
                                                                  --------------
   REAL ESTATE DEVELOPMENT -- 0.9%
      Cheung Kong Holdings, Ltd. ...........          140,510          1,606,608
      China Overseas Land & Investment,
         Ltd. ..............................          332,000            766,252
      China Resources Land, Ltd. ...........          146,400            322,466
      KWG Property Holding, Ltd. ...........           42,200             30,384
      Shimao Property Holdings, Ltd. .......           43,900             84,639
      Shui On Land, Ltd. ...................          180,200            122,544
      Sino Land Co., Ltd. ..................           94,100            154,913
      Sino-Ocean Land Holdings, Ltd. .......          136,500            154,998
      Wing Tai Holdings, Ltd. ..............          340,000            315,971
                                                                  --------------
                                                                       3,558,775
                                                                  --------------
   REAL ESTATE OPERATING COMPANIES -- 1.0%
      Aeon Mall Co., Ltd. ..................           47,300            897,641
      BR Malls Participacoes SA* ...........           13,700            103,895

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                      VALUE
                                                   SHARES            (NOTE 2)
                                               --------------     --------------
   REAL ESTATE OPERATING COMPANIES -- (CONTINUED)
      Castellum AB .........................           35,980     $      229,753
      Central Pattana PCL - NVDR ...........          850,000            486,844
         Gagfah SA .........................            5,890             48,939
      Hongkong Land Holdings, Ltd. .........          248,100            878,274
      Hysan Development Co., Ltd. ..........          304,514            779,744
      Kungsleden AB ........................           17,620             81,520
      NTT Urban Development Corp. ..........              138            133,029
      ProLogis European Properties .........           11,760             44,655
      PSP Swiss Property AG* ...............            3,240            154,799
      Safestore Holdings PLC ...............           62,100             97,053
      Sponda OYJ* ..........................           13,350             38,037
      Swiss Prime Site AG Registered
         Shares* ...........................              840             41,145
                                                                  --------------
                                                                       4,015,328
                                                                  --------------
   TOTAL COMMON STOCK
      (Cost $ 20,651,660) ..................                          24,509,800
                                                                  --------------
REAL ESTATE INVESTMENT
   TRUSTS -- 9.2%
   DIVERSIFIED -- 1.5%
      British Land Co. PLC .................           92,369            581,634
      Canadian Real Estate Investment
         Trust .............................            7,188            152,022
      Dexus Property Group .................          972,114            584,878
      Gecina SA ............................            1,090             67,626
      General Property Trust ...............        1,113,982            435,925
      ICADE ................................            7,400            608,881
      Kenedix Realty Investment Corp. ......               23             79,313
      Liberty Property Trust ...............           20,400            470,016
      Mirvac Group .........................          512,675            444,250
      Stockland Corp., Ltd. ................          441,414          1,138,641
      Tokyu REIT, Inc. .....................               15             81,074
      United Urban Investment Corp. ........               28            119,913
      Vornado Realty Trust .................           28,075          1,264,217
      Weingarten Realty, Inc. ..............            9,600            139,296
                                                                  --------------
                                                                       6,167,686
                                                                  --------------

                                                                      VALUE
                                                   SHARES            (NOTE 2)
                                               --------------     --------------
   INDUSTRIAL -- 0.3%
      AMB Property Corp. ...................           17,700     $      332,937
      Ascendas Real Estate Investment
         Trust .............................          219,600            239,417
      Goodman Group ........................          427,017            126,387
      Japan Logistics Fund, Inc. ...........               13             86,687
      ProLogis .............................           49,400            398,164
      Segro PLC ............................           44,950             17,975
                                                                  --------------
                                                                       1,201,567
                                                                  --------------
   OFFICE -- 1.2%
      Alexandria Real Estate Equities,
         Inc. ..............................            7,100            254,109
      Boston Properties, Inc. ..............           17,400            829,980
      Commonwealth Property Office Fund ....          170,600            113,935
      Corporate Office Properties Trust ....            2,700             79,191
      Derwent London PLC ...................           40,948            630,709
      Digital Realty Trust, Inc. ...........           13,500            483,975
      Douglas Emmett, Inc. .................           27,700            249,023
      Duke Realty Corp. ....................           11,500            100,855
      Great Portland Estates PLC ...........            2,081              7,541
      Highwoods Properties, Inc. ...........           31,900            713,603
      Japan Real Estate Investment Corp. ...               36            298,617
      Kilroy Realty Corp. ..................            7,300            149,942
      Nippon Building Fund, Inc. ...........               39            333,371
      Orix Jreit, Inc. .....................               28            128,204
      SL Green Realty Corp. ................           10,000            229,400
                                                                  --------------
                                                                       4,602,455
                                                                  --------------
   RESIDENTIAL -- 0.7%
      American Campus Communities, Inc. ....           12,900            286,122
      Apartment Investment & Management
         Co. - Class A .....................           18,700            165,495
      AvalonBay Communities, Inc. ..........            7,029            393,202
      BRE Properties, Inc. .................           11,500            273,240

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                                      VALUE
                                                   SHARES            (NOTE 2)
                                               --------------     --------------
   RESIDENTIAL -- (CONTINUED)
      Camden Property Trust ................            8,800     $      242,880
      Equity Residential ...................            9,000            200,070
      Essex Property Trust, Inc. ...........           10,700            665,861
      Nippon Accommodations Fund, Inc. .....                8             35,912
      UDR, Inc. ............................           28,819            297,700
                                                                  --------------
                                                                       2,560,482
                                                                  --------------
   RETAIL -- 4.1%
      Acadia Realty Trust ..................            7,731            100,890
      Calloway Real Estate Investment
         Trust .............................           11,400            125,844
      CapitaMall Trust .....................          287,442            276,454
      CFS Retail Property Trust ............          128,985            170,879
      Corio NV .............................           20,062            978,422
      Equity One, Inc. .....................            8,900            118,014
      Eurocommercial Properties NV .........           11,220            346,523
      Federal Realty Investment Trust ......           22,900          1,179,808
      Frontier Real Estate Investment
         Corp. .............................               29            185,337
      General Growth Properties, Inc.* .....           24,000             43,920
      Hammerson PLC ........................           67,249            341,003
      Immobiliare Grande Distribuzione .....          310,000            542,102
      Japan Retail Fund Investment Corp. ...               18             83,039
      Klepierre ............................           48,879          1,266,686
      Land Securities Group PLC ............           85,709            666,519
      Liberty International PLC ............           34,249            224,521
      Macquarie Countrywide Trust ..........          292,800            127,472
      Macquarie Prime REIT .................          104,000             45,441
      Mercialys SA .........................            6,131            189,425
      Primaris Retail Real Estate
         Investment Trust(1) ...............            8,500             86,524
      Regency Centers Corp. ................            4,000            139,640
      RioCan Real Estate Investment
         Trust .............................           20,400            267,990

                                                   SHARES/
                                                  PRINCIPAL           VALUE
                                                   AMOUNT            (NOTE 2)
                                               --------------     --------------
   RETAIL -- (CONTINUED)
      Simon Property Group, Inc. ...........           58,194     $    2,992,941
      Tanger Factory Outlet Centers, Inc. ..           12,700            411,861
      Taubman Centers, Inc. ................           19,900            534,514
      The Link Real Estate Investment
         Trust .............................          139,100            295,630
      The Macerich Co. .....................           16,427            289,279
      Unibail-Rodamco SE ...................           14,423          2,156,445
      Vastned Retail NV ....................            1,658             82,570
      Westfield Group ......................          177,405          1,623,666
                                                                  --------------
                                                                      15,893,359
                                                                  --------------
   SPECIALIZED -- 1.4%
      Extra Space Storage, Inc. ............           14,100            117,735
      Health Care Property Investors,
         Inc. ..............................           50,900          1,078,571
      Health Care REIT, Inc. ...............           15,200            518,320
      Host Hotels & Resorts, Inc. ..........           91,400            766,846
      Nationwide Health Properties, Inc. ...           20,800            535,392
      Omega Healthcare Investors, Inc. .....           15,800            245,216
      Public Storage .......................           18,900          1,237,572
      Ventas, Inc. .........................           31,700            946,562
                                                                  --------------
                                                                       5,446,214
                                                                  --------------
   TOTAL REAL ESTATE INVESTMENT TRUSTS
      (Cost $36,828,731) ...................                          35,871,763
                                                                  --------------
   TOTAL REAL ESTATE RELATED SECURITIES
      (Cost $57,480,391) ...................                          60,381,563
                                                                  --------------
COMMODITY RELATED SECURITIES -- 26.5%
STRUCTURED NOTE -- 1.1%
      Deutsche Bank AG,
         London Branch, Stru ctured Note Linked
         to the DB Liquidity Commodity Index,
         0.20%, 1/07/10 (Cost $3,300,000) ..   $    3,300,000          4,070,880
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

                                                  PRINCIPAL
                                                   AMOUNT/             VALUE
                                                   SHARES            (NOTE 2)
                                               --------------     --------------
EXCHANGE-TRADED FUNDS -- 16.4%
      PowerShares DB
         Commodity Index Tracking Fund*
         (Cost $71,474,190) ................        2,819,200     $   63,770,304
                                                                  --------------
INVESTMENT COMPANIES -- 9.0%
      Credit Suisse
         Commodity Return Strategy Fund ....        2,269,825         18,158,603
      PIMCO Commodity
         RealReturn Strategy Fund -
         Institutional Shares ..............        2,358,390         16,838,901
                                                                  --------------
      TOTAL INVESTMENT COMPANIES
         (Cost $39,772,369) ................                          34,997,504
                                                                  --------------
      TOTAL COMMODITY RELATED SECURITIES
         (Cost $114,546,559) ...............                         102,838,688
                                                                  --------------
SHORT-TERM INVESTMENTS -- 4.4%
   MONEY MARKET FUND -- 3.8%
      BlackRock Liquidity Funds TempFund
         Portfolio - Institutional Series ..       14,710,051         14,710,051
                                                                  --------------
   REPURCHASE AGREEMENT -- 0.1%
      With Barclays Capital, Inc:
         at 0.02%, dated 06/30/09, to be
         repurchased on 07/1/09, repurchase
         price $400,000 collateralized by
         U.S. Treasury Inflation Indexed
         Bond, par value $375,000,
         0.15%, 01/15/16, market value
         $435,779  .........................   $      400,000            400,000
                                                                  --------------

                                                  PRINCIPAL
                                                   AMOUNT/             VALUE
                                                   SHARES            (NOTE 2)
                                               --------------     --------------
   U.S. AGENCY OBLIGATIONS -- 0.5%
      U.S. Treasury Bill
         0.11%-0.31%,
         7/02/09-12/24/09 ..................   $    1,954,000     $    1,953,625
                                                                  --------------
      TOTAL SHORT-TERM INVESTMENTS
         (Cost $17,063,700) ................                          17,063,676
                                                                  --------------
      TOTAL INVESTMENTS -- 105.3%
         (Cost $413,232,181)+ ..............                         408,638,015
SECURITIES SOLD SHORT -- (0.3)%
   FNMA TBA,
      6.00%, 07/13/39
         (Proceeds $1,041,875)..............       (1,000,000)        (1,045,000)
                                                                  --------------
OPTIONS WRITTEN -- 0.0%
   U.S. 10YR Futures Expires 08/21/09
      Strike Price $112 ....................              (24)           (10,875)
   U.S. 10YR Futures
      Expires 08/21/09
      Strike Price $120 ....................              (24)           (10,125)
                                                                  --------------
                                                                         (21,000)
                                                                  --------------
   TOTAL OPTIONS WRITTEN
      (Premiums received $19,823) ..........                             (21,000)
                                                                  --------------
   LIABILITIES IN EXCESS
      OF OTHER ASSETS -- (5.0)% ............                         (19,235,823)
                                                                  --------------
   NET ASSETS -- 100.0% ....................                      $  388,336,192
                                                                  ==============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors." Unless otherwise indicated, security is considered liquid.

++ Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2009.

*    Non-income producing security.

+ The cost for Federal income tax purposes is $417,302,099. At June 30, 2009, net unrealized depreciation was $8,664,084. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $35,969,620, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $44,633,704.

(1)  Foreign-issuer security; Canadian.

(2)  The ratings shown are unaudited.

PLC - Public Limited Company
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
MXN - Mexican Peso
PLN - Polish Zloty
SEK - Swedish Krona
ZAR - South African Rand

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

At June 30, 2009, the Multi-Manager Real Asset Fund entered into forward foreign currency exchange contracts, which contractually obligate the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

                                                                          VALUE AT    NET UNREALIZED
                                                            CONTRACT      JUNE 30,     APPRECIATION
SETTLEMENT DATE                 CURRENCY BOUGHT              AMOUNT         2009      (DEPRECIATION)
---------------         -------------------------------   -----------   -----------   --------------
July 2009 ...........   4,200 Australian Dollar           $     3,407   $     3,384      $    (23)
August 2009 .........   1,001,770,000 Japanese Yen         10,445,495    10,403,482       (42,013)
                                                                                         --------
                                                                                         $(42,036)
                                                                                         ========

                                                                          VALUE AT    NET UNREALIZED
                                                            CONTRACT      JUNE 30,     APPRECIATION
SETTLEMENT DATE                  CURRENCY SOLD               AMOUNT         2009      (DEPRECIATION)
---------------         -------------------------------   -----------   -----------   --------------
August 2009 .........   13,571,557 Brazilian Real         $ 6,178,268   $ 6,878,175    $  (699,907)
August 2009 .........   1,665,000 Canadian Dollar           1,516,002     1,431,722         84,280
August 2009 .........   16,690,000 EURO                    23,329,834    23,413,983        (84,149)
August 2009 .........   12,029,000 United Kingdom Pound    18,457,550    19,789,425     (1,331,875)
August 2009 .........   659,313,000 Japanese Yen            6,862,889     6,846,801         16,088
November 2009 .......   39,837,437 Mexican Peso             2,916,977     2,923,774         (6,797)
November 2009 .......   1,174,814 Poland Zloty                348,796       366,966        (18,170)
October 2009 ........   16,991,000 Sweden Korona            2,202,362     2,202,108            254
November 2009 .......   5,180,365 South African Rand          519,645       653,311       (133,666)
August 2009 .........   6,034,500 Australian Dollar         4,768,770     4,848,197        (79,427)
August 2009 .........   4,552,500 EURO                      6,297,251     6,386,483        (89,232)
August 2009 .........   7,943,100 United Kingdom Pound     13,042,292    13,067,520        (25,228)
August 2009 .........   2,003,540,000 Japanese Yen         21,027,476    20,806,964        220,512
                                                                                       -----------
                                                                                       $(2,147,317)
                                                                                       ===========

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
INVESTMENTS / JUNE 30, 2009 -- CONTINUED

At June 30, 2009, the Multi-Manager Real Asset Fund had open commodity futures contracts as follows:

                                                                   VALUE AT      UNREALIZED
NUMBER OF        UNDERLYING                           CONTRACT     JUNE 30,     APPRECIATION
CONTRACTS     CONTRACTS TO BUY     EXPIRATION DATE     AMOUNT        2009      (DEPRECIATION)
---------   --------------------   ---------------   ----------   ----------   --------------
    25        3MO EURO EURIBOR     December 2010     $8,581,113   $8,569,715      $(11,398)
     7      FIN FUT UK 90DAY LIF   March 2010         1,394,921    1,388,587        (6,334)
     7      FIN FUT UK 90DAY LIF   June 2010          1,407,014    1,408,885         1,871
     7      FIN FUT UK 90DAY LIF   September 2010     1,402,839    1,401,687        (1,152)
     7      FIN FUT UK 90DAY LIF   December 2010      1,398,232    1,394,345        (3,887)
    25         FIN FUT EURIBOR     March 2010         8,604,874    8,653,448        48,574
    25         FIN FUT EURIBOR     June 2010          8,589,443    8,628,460        39,017
    25         FIN FUT EURIBOR     September 2010     8,572,784    8,600,841        28,057
                                                                                  --------
                                                                                  $ 94,748
                                                                                  ========

The use of futures contracts involves elements of market risk of risks in excess of the amount recognized in the financial statements. Upon entering into futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

At June 30, 2009, the Multi-Manager Real Asset Fund had open interest rate swap contracts as follows:

                                                                                       UNREALIZED
                            TERMINATION       NOTIONAL       FIXED      FLOATING      APPRECIATION
COUNTERPARTY                   DATE            AMOUNT         RATE        RATE       (DEPRECIATION)
------------                -----------   ----------------   -----   -------------   --------------
JP Morgan Chase Bank, NA*   09/16/2014    (pound)6,000,000   3.50%   6 MONTH LIBOR      $(206,907)
JP Morgan Chase Bank, NA*   12/16/2014    $      3,900,000   4.00%   3 MONTH LIBOR         88,398
JP Morgan Chase Bank, NA*   06/24/2016    $      7,800,000   3.50%   3 MONTH LIBOR         50,707
                                                                                        ---------
                                                                                        $ (67,802)
                                                                                        =========

*    Portfolio pays the floating rate and receives the fixed rate.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2009

                                                                       MULTI-MANAGER      SMALL-CAP
                                                                      LARGE-CAP FUND   STRATEGY FUND+
                                                                      --------------   --------------
ASSETS:
Investment in securities at value* ................................    $131,835,646     $ 62,863,674
Receivable for fund shares sold ...................................          75,807           69,210
Receivable for investments sold ...................................         518,622        7,563,553
Receivable from advisor ...........................................              --           47,024
Dividends and interest receivable .................................         163,509           64,673
Other assets ......................................................          27,032           21,646
                                                                       ------------     ------------
Total assets ......................................................     132,620,616       70,629,780
                                                                       ------------     ------------
LIABILITIES:
Payable for fund shares redeemed ..................................         140,664           82,343
Payable for investments purchased .................................         532,009        7,520,438
Accrued advisory fee ..............................................          65,845               --
Other accrued expenses ............................................         159,622           75,558
                                                                       ------------     ------------
Total liabilities .................................................         898,140        7,678,339
                                                                       ------------     ------------
NET ASSETS ........................................................    $131,722,476     $ 62,951,441
                                                                       ============     ============
NET ASSETS CONSIST OF:
Paid-in capital ...................................................    $212,435,576     $ 90,193,123
Undistributed net investment income ...............................         173,814           33,336
Accumulated net realized loss on investments ......................     (92,678,004)     (31,208,111)
Net unrealized appreciation of investments ........................      11,791,090        3,933,093
                                                                       ------------     ------------
NET ASSETS ........................................................    $131,722,476     $ 62,951,441
                                                                       ============     ============
NET ASSETS BY SHARE CLASS:
Institutional Shares ..............................................    $131,692,217     $ 62,938,348
A Shares ..........................................................          30,259           13,093
                                                                       ------------     ------------
                                                                       $131,722,476     $ 62,951,441
                                                                       ============     ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
   ($0.01 par value, unlimited authorized shares):
Institutional Shares ..............................................      15,298,120        9,579,439
A Shares ..........................................................           3,516            2,008
NET ASSET VALUE PER SHARE:
   Institutional Shares (net asset value and redemption price) ....    $       8.61     $       6.57
                                                                       ------------     ------------
   A Shares (net asset value (NAV) and redemption price) ..........    $       8.61     $       6.52
                                                                       ------------     ------------
   A Shares (offering price -- NAV / 0.965) .......................    $       8.92     $       6.76
                                                                       ------------     ------------

----------
* Investments at cost .............................................    $120,044,556     $ 58,930,581

+   Formerly the Multi-Manager Small-Cap Fund


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
FINANCIAL STATEMENTS -- CONTINUED
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2009

                                                                       MULTI-MANAGER    MULTI-MANAGER
                                                                       INTERNATIONAL     REAL ASSET
                                                                           FUND             FUND
                                                                      --------------   --------------
ASSETS:
Investment in securities, at value* ...............................   $ 395,118,013    $ 408,638,015
Cash ..............................................................              --          128,034
Foreign currency, at value** ......................................       1,673,646          887,570
Premiums paid for swap contracts ..................................              --           93,087
Deposits with broker ..............................................              --           60,000
Receivable for fund shares sold ...................................         289,982          840,344
Receivable for investments sold ...................................       2,077,557        1,476,788
Variation margin receivable on futures contracts ..................         122,228           12,076
Dividends and interest receivable .................................       2,665,768        2,187,619
Net unrealized appreciation on forward foreign currency exchange
   contracts ......................................................          15,530          321,134
Due from broker on closed forward foreign currency exchange
   contracts ......................................................              --           81,745
Other assets ......................................................          23,973           31,079
                                                                      -------------    -------------
Total assets ......................................................     401,986,697      414,757,491
                                                                      -------------    -------------
LIABILITIES:
Options written, at value(1) ......................................              --           21,000
Securities sold short, at value(2) ................................              --        1,045,000
Payable for fund shares redeemed ..................................         585,194        2,078,180
Payable for investments purchased .................................       4,611,641       20,332,245
Net unrealized depreciation on swap agreements ....................              --           67,802
Net unrealized depreciation on forward foreign currency exchange
   contracts ......................................................          58,699        2,510,487
Accrued advisory fee ..............................................         288,746          183,474
Due to broker on closed forward foreign currency exchange
   contracts ......................................................         201,784               --
Other accrued expenses ............................................         624,462          183,111
                                                                      -------------    -------------
Total liabilities .................................................       6,370,526       26,421,299
                                                                      -------------    -------------
NET ASSETS ........................................................   $ 395,616,171    $ 388,336,192
                                                                      =============    =============
NET ASSETS CONSIST OF:
Paid-in capital ...................................................   $ 807,865,640    $ 554,471,118
Undistributed (distributions in excess of) net investment income ..        (289,192)        (744,227)
Accumulated net realized loss on investments ......................    (405,351,457)    (158,685,917)
Net unrealized depreciation of investments and foreign currency ...      (6,608,820)      (6,704,782)
                                                                      -------------    -------------
NET ASSETS ........................................................   $ 395,616,171    $ 388,336,192
                                                                      =============    =============
NET ASSETS BY SHARE CLASS:
Institutional Shares ..............................................   $ 395,536,461    $ 368,262,948
A Shares ..........................................................          79,710       20,073,244
                                                                      -------------    -------------
                                                                      $ 395,616,171    $ 388,336,192
                                                                      =============    =============
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
   ($0.01 par value, unlimited authorized shares):
   Institutional Shares ...........................................      73,618,577       31,723,337
   A Shares .......................................................          14,876        1,730,605
NET ASSET VALUE PER SHARE:
   Institutional Shares (net asset value (NAV), offering and
      redemption price) ...........................................   $        5.37    $      11.61
                                                                      -------------    ------------
   A Shares (net asset value (NAV) and redemption price) ..........   $        5.36    $      11.60
                                                                      -------------    ------------
   A Shares (offering price -- NAV / 0.965) .......................   $        5.55    $      12.02
                                                                      -------------    ------------

*  Investments at cost ............................................   $ 401,706,648    $413,232,181
** Foreign currency at cost .......................................   $   1,714,707    $    878,017
(1) Premiums received, options written ............................   $          --    $     19,823
(2) Proceeds from securities sold short ...........................   $          --    $  1,041,875

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2009

                                                                       MULTI-MANAGER      SMALL-CAP
                                                                      LARGE-CAP FUND   STRATEGY FUND+
                                                                      --------------   --------------
INVESTMENT INCOME:
   Dividends ......................................................    $  3,828,720    $    821,625
   Foreign tax withheld ...........................................             (53)           (221)
                                                                       ------------    ------------
   Total investment income ........................................       3,828,667         821,404
                                                                       ------------    ------------
EXPENSES:
   Advisory fees ..................................................       1,257,166         333,246
   Administration fees ............................................          23,321           7,286
   Sub-administration and accounting fees .........................         175,527         125,267
   Custody fees ...................................................          96,776         110,912
   Transfer agent fees ............................................          80,468          43,499
   Distribution fees - A Shares ...................................              84              44
   Professional fees ..............................................         197,672         119,925
   Reports to shareholders ........................................          26,919          27,260
   Registration fees ..............................................          52,451          28,695
   Trustees' fees .................................................          29,281          29,281
   Compliance services ............................................           7,495           7,582
   Other ..........................................................          37,336          10,504
                                                                       ------------    ------------
   Total expenses before fee waivers ..............................       1,984,496         843,501
   Advisory fees waived/reimbursed ................................        (300,291)       (441,184)
   Sub-administration and accounting fees waived ..................              --          (7,146)
                                                                       ------------    ------------
   Total expenses, net ............................................       1,684,205         395,171
                                                                       ------------    ------------
   Net investment income ..........................................       2,144,462         426,233
                                                                       ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss from investments .............................     (85,070,127)    (30,447,708)
   Net change in unrealized appreciation (depreciation) on
      investments .................................................       8,377,856       6,154,964
                                                                       ------------    ------------
   Net loss on investments ........................................     (76,692,271)    (24,292,744)
                                                                       ------------    ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............    $(74,547,809)   $(23,866,511)
                                                                       ============    ============

----------
+    Formerly the Multi-Manager Small-Cap Fund.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2009

                                                                       MULTI-MANAGER    MULTI-MANAGER
                                                                       INTERNATIONAL     REAL ASSET
                                                                           FUND             FUND
                                                                      --------------   --------------
INVESTMENT INCOME:
   Dividends ......................................................   $  17,496,427    $   6,225,005
   Interest .......................................................         144,073        8,860,759
   Foreign tax withheld ...........................................      (1,408,461)        (215,193)
                                                                      -------------    -------------
   Total investment income ........................................      16,232,039       14,870,571
                                                                      -------------    -------------
EXPENSES:
   Advisory fees ..................................................       4,809,674        2,746,668
   Administration fees ............................................          73,418           71,657
   Sub-administration and accounting fees .........................         688,892          325,126
   Custody fees ...................................................       1,242,807          233,655
   Transfer agent fees ............................................         238,785          293,983
   Distribution fees - A Shares ...................................             189           77,454
   Professional fees ..............................................         295,553          366,560
   Reports to shareholders ........................................          32,576           54,574
   Registration fees ..............................................          38,595           48,830
   Trustees' fees .................................................          29,281           29,281
   Compliance services ............................................           7,582            7,582
   Other ..........................................................         105,877          101,897
                                                                      -------------    -------------
   Total expenses before fee waivers ..............................       7,563,229        4,357,267
   Advisory fees waived ...........................................         (87,143)         (34,339)
                                                                      -------------    -------------
   Total expenses, net ............................................       7,476,086        4,322,928
                                                                      -------------    -------------
   Net investment income ..........................................       8,755,953       10,547,643
                                                                      -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments ...............................    (395,028,366)    (134,335,944)
   Realized gain distributions received from investment companies .              --        5,444,908
   Net realized gain (loss) of foreign currency transactions ......        (650,268)         580,838
   Net realized loss on futures contracts .........................        (581,519)         (78,049)
   Net realized loss on swap agreements ...........................              --          (22,001)
   Net realized gain on options written ...........................              --           33,540
   Net change in unrealized appreciation (depreciation) on
      investments and foreign currency ............................      30,879,367     (110,708,372)
                                                                      -------------    -------------
   Net loss on investments and foreign currency ...................    (365,380,786)    (239,085,080)
                                                                      -------------    -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............   $(356,624,833)   $(228,537,437)
                                                                      =============    =============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        MULTI-MANAGER LARGE-CAP FUND
                                                                      -------------------------------
                                                                          FOR THE          FOR THE
                                                                        YEAR ENDED       YEAR ENDED
                                                                         JUNE 30,         JUNE 30,
                                                                           2009             2008
                                                                      --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ..........................................   $   2,144,462    $   1,691,396
   Net realized loss from investments .............................     (85,070,127)      (4,259,598)
   Net change in unrealized appreciation (depreciation)
      on investments ..............................................       8,377,856      (22,991,005)
                                                                      -------------    -------------
Net decrease in net assets resulting from operations ..............     (74,547,809)     (25,559,207)
                                                                      -------------    -------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ........................................      (2,041,337)      (1,750,800)
      A Shares ....................................................            (351)            (139)
   Net realized gains:
      Institutional Shares ........................................              --      (10,010,209)
      A Shares ....................................................              --             (457)
                                                                      -------------    -------------
Total distributions ...............................................      (2,041,688)     (11,761,605)
                                                                      -------------    -------------
Fund share transactions (Note 6):
   Proceeds from shares sold:
      Institutional Shares ........................................      55,171,950       66,282,562
      A Shares ....................................................              --           15,411
   Proceeds from mergers (Note 7):
      Institutional shares ........................................       8,882,355       59,841,893
      A Shares ....................................................           8,250           22,425
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ........................................       1,049,841        9,932,614
      A Shares ....................................................             351              596
   Cost of shares redeemed:
      Institutional Shares ........................................     (99,226,797)    (109,111,257)
      A Shares ....................................................          (5,113)             (70)
                                                                      -------------    -------------
Net increase (decrease) in net assets from Fund share
   transactions ...................................................     (34,119,163)      26,984,174
                                                                      -------------    -------------
Total decrease in net assets ......................................    (110,708,660)     (10,336,638)
NET ASSETS:
   Beginning of Year ..............................................     242,431,136      252,767,774
                                                                      -------------    -------------
   End of Year ....................................................   $ 131,722,476    $ 242,431,136
                                                                      =============    =============
Undistributed net investment income ...............................   $     173,814    $      75,800
                                                                      -------------    -------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          SMALL-CAP STRATEGY FUND+
                                                                      -------------------------------
                                                                          FOR THE          FOR THE
                                                                        YEAR ENDED       YEAR ENDED
                                                                         JUNE 30,         JUNE 30,
                                                                           2009             2008
                                                                      --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income (loss) ...................................    $    426,233     $    (53,151)
   Net realized loss from investments .............................     (30,447,708)        (125,225)
   Net change in unrealized appreciation (depreciation)
      on investments ..............................................       6,154,964       (7,046,202)
                                                                       ------------     ------------
Net decrease in net assets resulting from operations ..............     (23,866,511)      (7,224,578)
                                                                       ------------     ------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ........................................        (382,232)              --
      A Shares ....................................................             (93)              --
   Net realized gains:
      Institutional Shares ........................................              --       (7,614,747)
      A Shares ....................................................              --           (2,295)
                                                                       ------------     ------------
Total distributions ...............................................        (382,325)      (7,617,042)
                                                                       ------------     ------------
Fund share transactions (Note 6):
   Proceeds from shares sold:
      Institutional Shares ........................................      79,228,933        9,714,882
      A Shares ....................................................          15,423               --
   Proceeds from mergers (Note 7):
      Institutional Shares ........................................       3,350,514               --
      A Shares ....................................................           6,272               --
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ........................................         175,908        6,482,153
      A Shares ....................................................              93            2,295
   Cost of shares redeemed:
      Institutional Shares ........................................     (27,412,044)     (11,424,544)
      A Shares ....................................................          (8,771)              --
                                                                       ------------     ------------
Net increase in net assets from Fund share transactions ...........      55,356,328        4,774,786
                                                                       ------------     ------------
Total increase (decrease) in net assets ...........................      31,107,492      (10,066,834)
NET ASSETS:
   Beginning of Year ..............................................      31,843,949       41,910,783
                                                                       ------------     ------------
   End of Year ....................................................    $ 62,951,441     $ 31,843,949
                                                                       ============     ============
Undistributed (distributions in excess of) net investment income ..    $     33,336     $    (12,896)
                                                                       ------------     ------------

----------
+    Formerly the Multi-Manager Small-Cap Fund.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
FINANCIAL STATEMENTS -- CONTINUED
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  MULTI-MANAGER
                                                                                INTERNATIONAL FUND
                                                                         -------------------------------
                                                                             FOR THE          FOR THE
                                                                           YEAR ENDED       YEAR ENDED
                                                                            JUNE 30,         JUNE 30,
                                                                              2009             2008
                                                                         --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .............................................   $    8,755,953   $   19,202,061
   Net realized gain (loss) from investments and foreign currency ....     (396,260,153)     101,547,671
   Net change in unrealized appreciation (depreciation) on
      investments and foreign currency ...............................       30,879,367     (237,684,398)
                                                                         --------------   --------------
Net decrease in net assets resulting from operations .................     (356,624,833)    (116,934,666)
                                                                         --------------   --------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ...........................................       (8,906,330)     (28,329,932)
      A Shares .......................................................           (1,471)          (3,208)
   Net realized gains:
      Institutional Shares ...........................................      (15,211,656)    (187,053,720)
      A Shares .......................................................           (2,440)         (24,966)
                                                                         --------------   --------------
Total distributions ..................................................      (24,121,897)    (215,411,826)
                                                                         --------------   --------------
Fund share transactions (Note 6):
   Proceeds from shares sold:
      Institutional Shares ...........................................      165,820,982      267,482,946
      A Shares .......................................................           10,120           39,744
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ...........................................       16,726,380      152,789,495
      A Shares .......................................................            3,911           28,174
   Cost of shares redeemed:
      Institutional Shares ...........................................     (442,242,347)    (181,563,701)
      A Shares .......................................................          (12,867)         (28,929)
                                                                         --------------   --------------
Net increase (decrease) in net assets from Fund share transactions ...     (259,693,821)     238,747,729
                                                                         --------------   --------------
Total decrease in net assets .........................................     (640,440,551)     (93,598,763)
NET ASSETS:
   Beginning of Year .................................................    1,036,056,722    1,129,655,485
                                                                         --------------   --------------
   End of Year .......................................................   $  395,616,171   $1,036,056,722
                                                                         ==============   ==============
Distributions in excess of net investment income .....................   $     (289,192)  $     (447,986)
                                                                         --------------   --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
FINANCIAL STATEMENTS -- CONTINUED
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 MULTI-MANAGER
                                                                                REAL ASSET FUND
                                                                         -----------------------------
                                                                            FOR THE          FOR THE
                                                                           YEAR ENDED      YEAR ENDED
                                                                            JUNE 30,        JUNE 30,
                                                                              2009            2008
                                                                         -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .............................................   $  10,547,643   $  24,132,302
   Net realized gain (loss) from investments and foreign currency ....    (128,376,708)     18,893,230
   Net change in unrealized appreciation (depreciation) on
      investments and foreign currency ...............................    (110,708,372)     91,594,013
                                                                         -------------   -------------
Net increase (decrease) in net assets resulting from operations ......    (228,537,437)    134,619,545
                                                                         -------------   -------------
Distributions to shareholders from:(1)
   Net investment income:
      Institutional Shares ...........................................     (17,299,904)    (22,689,915)
      A Shares .......................................................      (1,213,782)       (179,029)
   Net realized gains:
      Institutional Shares ...........................................     (30,577,405)    (12,761,313)
      A Shares .......................................................      (2,341,818)         (2,856)
                                                                         -------------   -------------
Total distributions ..................................................     (51,432,909)    (35,633,113)
                                                                         -------------   -------------
Fund share transactions (Note 6):
   Proceeds from shares sold:
      Institutional Shares ...........................................     157,072,906     216,098,310
      A Shares .......................................................      49,233,830      32,722,684
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ...........................................      27,335,986      16,043,975
      A Shares .......................................................       3,373,722         168,756
   Cost of shares redeemed:
      Institutional Shares ...........................................    (336,536,005)   (103,157,436)
      A Shares .......................................................     (47,351,338)       (821,111)
                                                                         -------------   -------------
Net increase (decrease) in net assets from Fund share transactions ...    (146,870,899)    161,055,178
                                                                         -------------   -------------
Total increase (decrease) in net assets ..............................    (426,841,245)    260,041,610
NET ASSETS:
   Beginning of Year .................................................     815,177,437     555,135,827
                                                                         -------------   -------------
   End of Year .......................................................   $ 388,336,192   $ 815,177,437
                                                                         =============   =============
Undistributed (distributions in excess of) net investment income .....   $    (744,227)  $   4,812,332
                                                                         -------------   -------------

----------
(1) For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have been reclassified to distributions from realized gains.

     The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                                    FOR THE YEARS
                                                                    ENDED JUNE 30,
MULTI-MANAGER LARGE-CAP                          ---------------------------------------------------
FUND -- INSTITUTIONAL SHARES                       2009       2008         2007     2006       2005
----------------------------                     --------   --------   --------   --------   -------
NET ASSET VALUE -- BEGINNING OF YEAR .........   $  12.28   $  14.40   $  12.33   $  12.05   $ 11.27
                                                 --------   --------   --------   --------   -------
INVESTMENT OPERATIONS:
   Net investment income (1) .................       0.12       0.09       0.10       0.08      0.10
   Net realized and unrealized gain (loss)
      on investments .........................      (3.68)     (1.57)      2.16       0.69      0.77
                                                 --------   --------   --------   --------   -------
      Total from investment operations .......      (3.56)     (1.48)      2.26       0.77      0.87
                                                 --------   --------   --------   --------   -------
DISTRIBUTIONS:
   From net investment income ................      (0.11)     (0.09)     (0.09)     (0.08)    (0.09)
   From net realized gains ...................         --      (0.55)     (0.10)     (0.41)       --
                                                 --------   --------   --------   --------   -------
      Total distributions ....................      (0.11)     (0.64)     (0.19)     (0.49)    (0.09)
                                                 --------   --------   --------   --------   -------
NET ASSET VALUE -- END OF YEAR ...............   $   8.61   $  12.28   $  14.40   $  12.33   $ 12.05
                                                 ========   ========   ========   ========   =======
TOTAL RETURN .................................     (28.94)%   (10.75)%    18.45%      6.47%     7.75%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(2)
   Expenses:
      Including expense limitations ..........       1.00%      0.93%      0.86%      1.00%     1.00%
      Excluding expense limitations ..........       1.18%      1.00%      0.93%      1.07%     1.29%
   Net investment income .....................       1.27%      0.67%      0.72%      0.67%     0.85%
Portfolio turnover rate ......................        224%       127%        96%        57%       42%
Net assets at the end of year (000 omitted) ..   $131,692   $242,391   $252,756   $127,610   $77,798

----------
(1) The net investment income per share was calculated using the average shares outstanding method.

(2) Prior to July 1, 2005, the Fund operated in a "fund-of-funds" structure. The expense and net investment income ratios include expenses allocated from the underlying funds, WT Investment Trust I--Large Cap Multi-Manager Series and Large Cap Quantitative Series (the "Series") and the portfolio turnover rate reflects the Fund's investment activity in the Series. Effective July 1, 2005, the Fund no longer operates in a "fund-of-funds" structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                      FOR THE PERIOD
                                                                       DECEMBER 20,
                                                FOR THE YEARS            2005 (1)
                                               ENDED JUNE 30,             THROUGH
                                         --------------------------      JUNE 30,
                                           2009      2008     2007         2006
                                         -------   -------   ------   --------------
MULTI-MANAGER LARGE-CAP
   FUND -- A SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD ...............   $ 12.28   $ 14.41   $12.33      $12.21
                                         -------   -------   ------      ------
INVESTMENT OPERATIONS:
   Net investment income (2) .........      0.10      0.05     0.06        0.03
   Net realized and unrealized gain
      (loss) on investments ..........     (3.68)    (1.56)    2.18        0.10
                                         -------   -------   ------      ------
      Total from investment
         operations ..................     (3.58)    (1.51)    2.24        0.13
                                         -------   -------   ------      ------
DISTRIBUTIONS:
   From investment income ............     (0.09)    (0.07)   (0.06)      (0.01)
   From net realized gains ...........        --     (0.55)   (0.10)         --
                                         -------   -------   ------      ------
      Total distributions ............     (0.09)    (0.62)   (0.16)      (0.01)
                                         -------   -------   ------      ------
NET ASSET VALUE --
   END OF PERIOD .....................   $  8.61   $ 12.28   $14.41      $12.33
                                         =======   =======   ======      ======
TOTAL RETURN (3) .....................    (29.11)%  (10.98)%  18.26%       1.07%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ..      1.25%     1.18%    1.11%       1.25%*
      Excluding expense limitations ..      1.43%     1.30%    1.18%       1.28%*
   Net investment income .............      1.10%     0.39%    0.47%       0.46%*
Portfolio turnover rate ..............       224%      127%      96%         57%(4)
Net assets at the end of period
   (000 omitted) .....................   $    30   $    41   $   12      $   10

----------
*    Annualized

**   Not annualized

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) Total Return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                    FOR THE YEARS
                                                                   ENDED JUNE 30,
                                                 --------------------------------------------------
                                                   2009       2008       2007      2006       2005
                                                 -------    -------    -------   -------    -------
SMALL-CAP
STRATEGY FUND+ -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF YEAR .........   $  9.16    $ 14.11    $ 14.20   $ 13.92    $ 12.80
                                                 -------    -------    -------   -------    -------
INVESTMENT OPERATIONS:
   Net investment income (loss)(1) ...........      0.05      (0.02)      0.02     (0.04)     (0.02)
   Net realized and unrealized gain (loss) on
      investments ............................     (2.60)     (2.25)      1.89      1.43       1.46
                                                 -------    -------    -------   -------    -------
      Total from investment operations .......     (2.55)     (2.27)      1.91      1.39       1.44
                                                 -------    -------    -------   -------    -------
DISTRIBUTIONS:
   From net investment income ................     (0.04)        --      (0.01)       --         --
   From net realized gains ...................        --      (2.68)     (1.99)    (1.11)     (0.32)
                                                 -------    -------    -------   -------    -------
      Total distributions ....................     (0.04)     (2.68)     (2.00)    (1.11)     (0.32)
                                                 -------    -------    -------   -------    -------
NET ASSET VALUE -- END OF YEAR ...............   $  6.57    $  9.16    $ 14.11   $ 14.20    $ 13.92
                                                 =======    =======    =======   =======    =======
TOTAL RETURN .................................    (27.72)%   (18.13)%    14.42%    10.42%     11.29%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(2)
   Expenses:
      Including expense limitations ..........      0.75%      1.25%      1.25%     1.25%      1.25%
      Excluding expense limitations ..........      1.61%      1.92%      1.57%     1.49%      1.58%
   Net investment income (loss) ..............      0.81%     (0.15)%     0.13%    (0.31)%    (0.16)%
Portfolio turnover rate ......................       205%       134%       127%       96%        44%
Net assets at the end of year (000 omitted) ..   $62,938    $31,834    $41,899   $55,357    $53,271

----------
(1) The net investment income (loss) per share was calculated using the average shares outstanding method.

(2) Prior to July 1, 2005, the Fund operated in a "fund-of-funds" structure. The expense and net investment loss ratios include expenses allocated from the underlying funds, WT Investment Trust I--Small Cap Multi-Manager Series and Small Cap Quantitative Series (the "Series") and the portfolio turnover rate reflects the Fund's investment activity in the Series. Effective July 1, 2005, the Fund no longer operates in a "fund-of-funds" structure.

+    Formerly the Multi-Manager Small-Cap Fund.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                                     FOR THE PERIOD
                                                         FOR THE YEARS           DECEMBER 20, 2005 (1)
                                                        ENDED JUNE 30,                  THROUGH
                                                 ----------------------------           JUNE 30,
                                                   2009       2008      2007              2006
                                                 -------    -------    ------    ---------------------
SMALL-CAP STRATEGY FUND+ -- A SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD .......   $  9.09    $ 14.06    $14.17          $13.43
                                                 -------    -------    ------          ------
INVESTMENT OPERATIONS:
   Net investment income (loss)(2) ...........      0.04      (0.04)    (0.02)          (0.04)
   Net realized and unrealized gain (loss) on
      investments ............................     (2.58)     (2.25)     1.91            0.78
                                                 -------    -------    ------          ------
      Total from investment operations .......     (2.54)     (2.29)     1.89            0.74
                                                 -------    -------    ------          ------
DISTRIBUTIONS:
   From net investment income ................     (0.03)        --     (0.01)             --
   From net realized gains ...................        --      (2.68)    (1.99)             --
                                                 -------    -------    ------          ------
      Total distributions ....................     (0.03)     (2.68)    (2.00)             --
                                                 -------    -------    ------          ------
NET ASSET VALUE -- END OF PERIOD .............   $  6.52    $  9.09    $14.06          $14.17
                                                 =======    =======    ======          ======
TOTAL RETURN(3) ..............................    (27.87)%   (18.35)%   14.24%           5.51%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ..........      1.00%      1.50%     1.50%           1.50%*
      Excluding expense limitations ..........      1.84%      2.17%     1.81%           1.75%*
   Net investment income (loss) ..............      0.56%     (0.39)%   (0.11)%         (0.54)%*
Portfolio turnover rate ......................       205%       134%      127%             96%(4)
Net assets at the end of period
   (000 omitted) .............................   $    13    $    10    $   12          $   13

----------
*    Annualized

**   Not annualized

(1)  Commencement of operations.

(2) The net investment loss per share was calculated using the average shares outstanding method.

(3) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

+    Formerly the Multi-Manager Small-Cap Fund.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                FOR THE YEARS ENDED JUNE 30,
                                                 ----------------------------------------------------------
                                                   2009         2008          2007        2006       2005
                                                 --------    ----------    ----------   --------   --------
MULTI-MANAGER INTERNATIONAL
   FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF YEAR .........   $   8.51    $    11.76    $     9.92   $   8.53   $   7.39
                                                 --------    ----------    ----------   --------   --------
INVESTMENT OPERATIONS:
   Net investment income(1) ..................       0.10          0.18          0.16       0.12       0.14
   Net realized and unrealized gain (loss) on
      investments and foreign currency .......      (2.93)        (1.24)         2.74       2.08       1.07
                                                 --------    ----------    ----------   --------   --------
      Total from investment operations .......      (2.83)        (1.06)         2.90       2.20       1.21
                                                 --------    ----------    ----------   --------   --------
DISTRIBUTIONS:
   From net investment income ................      (0.11)        (0.27)        (0.13)     (0.20)     (0.07)
   From net realized gains ...................      (0.20)        (1.92)        (0.93)     (0.61)        --
                                                 --------    ----------    ----------   --------   --------
      Total distributions ....................      (0.31)        (2.19)        (1.06)     (0.81)     (0.07)
                                                 --------    ----------    ----------   --------   --------
NET ASSET VALUE -- END OF YEAR ...............   $   5.37    $     8.51    $    11.76   $   9.92   $   8.53
                                                 ========    ==========    ==========   ========   ========
TOTAL RETURN .................................     (32.82)%      (10.49)%       30.57%     26.70%     16.41%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(2)
   Expenses:
      Including expense limitations ..........       1.40%         1.15%         1.06%      1.09%      1.00%
      Excluding expense limitations ..........       1.42%         1.16%         1.06%      1.10%      1.00%
   Net investment income .....................       1.64%         1.75%         1.49%      1.24%      1.76%
Portfolio turnover rate ......................        136%          124%           89%       122%        71%
Net assets at the end of year (000 omitted) ..   $395,536    $1,035,939    $1,129,534   $819,422   $426,581

----------
(1) The net investment income per share was calculated using the average shares outstanding method.

(2) Prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I--International Multi-Manager Series (the "Series") and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                                    FOR THE PERIOD
                                                         FOR THE YEARS          DECEMBER 20, 2005 (1)
                                                        ENDED JUNE 30,                 THROUGH
                                                 ----------------------------          JUNE 30,
                                                   2009       2008      2007             2006
                                                 -------    -------    ------   ---------------------
MULTI-MANAGER INTERNATIONAL
   FUND -- A SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD .......   $  8.50    $ 11.75    $ 9.92         $ 9.08
                                                 -------    -------    ------         ------
INVESTMENT OPERATIONS:
   Net investment income(2) ..................      0.08       0.15      0.16           0.09
   Net realized and unrealized gain (loss) on
      investments and foreign currency .......     (2.92)     (1.23)     2.72           0.84
                                                 -------    -------    ------         ------
      Total from investment operations .......     (2.84)     (1.08)     2.88           0.93
                                                 -------    -------    ------         ------
DISTRIBUTIONS:
   From investment income ....................     (0.10)     (0.25)    (0.12)         (0.09)
   From net realized gains ...................     (0.20)     (1.92)    (0.93)            --
                                                 -------    -------    ------         ------
      Total distributions ....................     (0.30)     (2.17)    (1.05)         (0.09)
                                                 -------    -------    ------         ------
NET ASSET VALUE -- END OF PERIOD .............   $  5.36    $  8.50    $11.75         $ 9.92
                                                 =======    =======    ======         ======
TOTAL RETURN(3) ..............................    (32.95)%   (10.66)%   30.30%         10.27%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ..........      1.65%      1.40%     1.37%          1.34%*
      Excluding expense limitations ..........      1.72%      1.40%     1.37%          1.36%*
   Net investment income .....................      1.53%      1.46%     1.54%          1.76%*
Portfolio turnover rate ......................       136%       124%       89%           122%(4)
Net assets at the end of period
   (000 omitted) .............................   $    80    $   118    $  122         $   18

----------
*    Annualized

**   Not annualized

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED

                                                             FOR THE YEARS ENDED JUNE 30,
                                                 ----------------------------------------------------
                                                   2009        2008       2007       2006       2005
                                                 --------    --------   --------   --------   -------
MULTI-MANAGER REAL ASSET
   FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF YEAR .........   $  17.75    $  15.33   $  15.06   $  14.18   $ 11.77
                                                 --------    --------   --------   --------   -------
INVESTMENT OPERATIONS:
   Net investment income(1) ..................       0.28        0.60       0.50       0.50      0.31
   Net realized and unrealized gain (loss) on
      investments and foreign currency .......      (4.99)       2.71       0.24       1.72      3.12
                                                 --------    --------   --------   --------   -------
      Total from investment operations .......      (4.71)       3.31       0.74       2.22      3.43
                                                 --------    --------   --------   --------   -------
DISTRIBUTIONS:
   From net investment income ................      (0.61)      (0.56)     (0.36)     (0.31)    (0.35)
   From net realized gains ...................      (0.82)      (0.33)     (0.11)     (1.03)    (0.67)
                                                 --------    --------   --------   --------   -------
      Total distributions ....................      (1.43)      (0.89)     (0.47)     (1.34)    (1.02)
                                                 --------    --------   --------   --------   -------
NET ASSET VALUE -- END OF YEAR ...............   $  11.61    $  17.75   $  15.33   $  15.06   $ 14.18
                                                 ========    ========   ========   ========   =======
TOTAL RETURN .................................     (26.59)%     22.27%      4.89%     16.49%    30.00%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(2)
   Expenses:
      Including expense limitations ..........       0.82%       0.65%      0.63%      0.98%     1.17%
      Excluding expense limitations ..........       0.82%       0.65%      0.65%      1.04%     1.29%
   Net investment income .....................       2.09%       3.64%      3.23%      3.38%     2.36%
Portfolio turnover rate ......................        115%         72%        23%        33%       75%
Net assets at the end of year (000 omitted) ..   $368,263    $782,540   $555,007   $280,049   $58,963

----------
(1) The net investment income per share was calculated using the average shares outstanding method.

(2) Prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I--Real Estate Series (the "Series"), and the portfolio turnover rate reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                                   FOR THE PERIOD
                                                        FOR THE YEARS          DECEMBER 20, 2005 (1)
                                                        ENDED JUNE 30,                THROUGH
                                                 ---------------------------          JUNE 30,
                                                   2009       2008     2007             2006
                                                 -------    -------   ------   ---------------------
MULTI-MANAGER REAL ASSET FUND -- A SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD .......   $ 17.75    $ 15.34   $15.07         $13.77
                                                 -------    -------   ------         ------
INVESTMENT OPERATIONS:
   Net investment income(2) ..................      0.15       0.63     0.58           0.26
   Net realized and unrealized gain (loss) on
      investments and foreign currency .......     (4.89)      2.65     0.12           1.19
                                                 -------    -------   ------         ------
      Total from investment operations .......     (4.74)      3.28     0.70           1.45
                                                 -------    -------   ------         ------
DISTRIBUTIONS:
   From investment income ....................     (0.59)     (0.54)   (0.32)         (0.15)
   From net realized gains ...................     (0.82)     (0.33)   (0.11)            --
                                                 -------    -------   ------         ------
      Total distributions ....................     (1.41)     (0.87)   (0.43)         (0.15)
                                                 -------    -------   ------         ------
NET ASSET VALUE -- END OF PERIOD .............   $ 11.60    $ 17.75   $15.34         $15.07
                                                 =======    =======   ======         ======
TOTAL RETURN(3) ..............................    (26.78)%    22.00%    4.62%         10.50%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ..........      1.07%      0.90%    0.89%          1.23%*
      Excluding expense limitations ..........      1.09%      0.99%    0.90%          1.27%*
   Net investment income .....................      1.15%      3.61%    3.74%          3.29%*
Portfolio turnover rate ......................       115%        72%      23%            33%(4)
Net assets at the end of period
   (000 omitted) .............................   $20,073    $32,637   $  128         $   11

----------
*    Annualized

**   Not annualized

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF THE FUND. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares each of which constitutes a series separate and distinct from the shares of other series. As of June 30, 2009, the Trust offered 16 series, four of which are included in these financial statements. The four series are as follows: Wilmington Multi-Manager Large-Cap Fund ("Large-Cap Fund"), Wilmington Small-Cap Strategy Fund ("Small-Cap Strategy Fund") (formerly, Wilmington Multi-Manager Small-Cap
     Fund), Wilmington Multi-Manager International Fund ("International Fund"), and Wilmington Multi-Manager Real Asset Fund ("Real Asset Fund") (each a "Fund" and collectively, the "Funds").

     Each Fund offers two classes of shares: Institutional Shares and A Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 3.50%.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

     SECURITY VALUATION. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Futures contracts are valued at the most recent settlement price for the day. Forward foreign currency exchange contracts are valued based on the price of the underlying currency at the prevailing (interpolated) exchange rate, which is a combination of the spot currency rate and the forward currency rate. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. A Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Fund prices its shares. Significant events may include: (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.

     FOREIGN CURRENCY TRANSLATIONS. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

     U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of those investments. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     The Funds have adopted the provisions of Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     In April 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. 157- 4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). The Funds have adopted FSP 157-4 effective with the June 30, 2009 annual report. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased and identifying circumstances that indicate a transaction is not orderly. FSP 157-4 also expands the three-level hierarchy disclosure and the level-three roll forward disclosure for each major security type.

     The following is a summary of the inputs used to value the Funds' net assets as of June 30, 2009. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                                                                   LEVEL 3 -
                                  TOTAL         LEVEL 1 -        LEVEL 2 -        SIGNIFICANT
                                 VALUE AT        QUOTED         SIGNIFICANT      UNOBSERVABLE
                              JUNE 30, 2009      PRICES      OBSERVABLE INPUTS      INPUTS
                              -------------   ------------   -----------------   ------------
LARGE-CAP FUND
Investments in Securities:
   Common Stocks ..........    $130,151,663   $130,151,663          $--               $--
   Exchange-Traded Funds ..         652,421        652,421           --                --
   Rights .................              35             35           --                --
   Short-Term Investments         1,031,527      1,031,527           --                --
                               ------------   ------------          ---               ---
      Total ...............    $131,835,646   $131,835,646          $--               $--
                               ============   ============          ===               ===

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                                                                          LEVEL 2 -      LEVEL 3 -
                                             TOTAL         LEVEL 1 -     SIGNIFICANT    SIGNIFICANT
                                            VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                         JUNE 30, 2009      PRICES         INPUTS         INPUTS
                                         -------------   ------------   ------------   ------------
SMALL-CAP STRATEGY FUND
Investments in Securities:
   Common Stocks .....................   $ 62,147,443    $ 62,147,443   $         --      $    --
   Exchange-Traded Funds .............        621,712         621,712             --           --
   Short-Term Investments ............         94,519          94,519             --           --
                                         ------------    ------------   ------------      -------
      Total ..........................   $ 62,863,674    $ 62,863,674   $         --      $    --
                                         ============    ============   ============      =======
INTERNATIONAL FUND
Investments in Securities:
   Common Stocks .....................   $357,030,753    $ 67,101,399   $289,929,354      $    --
   Exchange-Traded Funds .............     19,327,217      19,327,217             --           --
   Preferred Stocks ..................      7,226,475       6,442,955        783,520           --
   Rights ............................        196,219         141,312         54,907           --
   Call Warrants .....................      4,580,311          55,015      4,525,296           --
   Certificates ......................         24,321              --             --       24,321
   Corporate Bonds ...................             33              --             33           --
Short-Term Investments ...............      6,732,684       6,732,684             --           --
                                         ------------    ------------   ------------      -------
      Total ..........................   $395,118,013    $ 99,800,582   $295,293,110      $24,321
                                         ============    ============   ============      =======
Other financial instruments* .........   $    (46,678)   $     (3,509)  $    (43,169)     $    --
REAL ASSET FUND
Investments in Securities:
Assets:
Debt Securities:
   Corporate Bonds ...................   $  5,337,089    $         --   $  5,337,089      $    --
   Exchange-Traded Funds .............     13,429,185      13,429,185             --           --
   Variable Rate Demand Notes ........      1,895,271              --      1,895,271           --
   U.S. Government
      Inflation-Linked
      Securities .....................     88,816,991              --     88,816,991           --
   Foreign Government
      Inflation-Linked
      Securities .....................     99,430,391              --     99,430,391           --
   Asset-Backed Securities ...........        884,947              --        884,947           --
   Mortgage-Backed Securities ........     18,560,214              --     18,560,214           --
   Structured Note ...................      4,070,880              --      4,070,880           --
Equity Securities:
   Common Stocks .....................     24,509,800       1,012,553     23,497,247           --
   Real Estate Investment Trusts .....     35,871,763      20,108,740     15,763,023           --
Exchange-Traded Funds ................     63,770,304      63,770,304             --           --
Investment Companies .................     34,997,504      34,997,504             --           --
Short-Term Investments ...............     17,063,676      14,710,051      2,353,625           --
                                         ------------    ------------   ------------      -------
      Total ..........................   $408,638,015    $148,028,337   $260,609,678      $    --
                                         ============    ============   ============      =======

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                                                                          LEVEL 2 -      LEVEL 3 -
                                             TOTAL         LEVEL 1 -     SIGNIFICANT    SIGNIFICANT
                                            VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                         JUNE 30, 2009      PRICES         INPUTS         INPUTS
                                         -------------   ------------   ------------   ------------
REAL ASSET FUND (CONTINUED)
Liabilities:
U.S. Agency Obligations on short
   sales .............................   $ (1,045,000)   $         --   $ (1,045,000)     $    --
Other financial instruments* .........   $ (2,183,407)   $     94,748   $ (2,278,155)     $    --

* Other financial instruments are forward foreign currency exchange contracts, swaps, options written, and futures contracts not reflected in the Schedule of Investments, which are valued at the unrealized appreciation (depreciation) on the investment.

The following is a reconciliation of assets of the International Fund, for Level 3 investments for which significant unobservable inputs were used to determined fair value:

                                         CERTIFICATES
                                         ------------
BALANCE AS OF JUNE 30, 2008                $ 47,465
Accrued discounts/premiums                       --
Realized gain (loss)                             --
Change in unrealized
   appreciation (depreciation)(1)           (23,144)
Net purchases (sales)                            --
Transfers in and/or out of
   Level 3                                       --
                                           --------
BALANCE AS OF JUNE 30, 2009                $ 24,321
                                           ========

(1) Disclosed in the Statement of Operations under Net Realized and Unrealized gain/(loss) on Investments.

FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis for financial reporting purposes, each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Funds' understanding of the applicable country's tax rules and rates. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro-rata basis among the Series based on relative net assets.

CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS. The Real Asset Fund, through its custodian, receives delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. The Fund's investment adviser is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of the agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SHORT SALES. The Real Asset Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain limited. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income, if any, are declared and paid to shareholders quarterly. Distributions from net realized gains, if any, are declared and paid to shareholders annually.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

3.   DERIVATIVE FINANCIAL INSTRUMENTS.

     In March 2008, FASB issued Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"), an amendment to FASB Statement No. 133. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Funds have adopted the provisions of SFAS 161 as of July 1, 2008.

     Summarized below are the specific types of derivative instruments used by the Funds:

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. In connection with purchases and sales of securities denominated in a foreign currency, the International Fund and Real Asset Fund may enter into forward foreign currency exchange contracts. Additionally, from time to time it may enter into these contracts to hedge certain foreign currency assets. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain (loss) from foreign currency transactions.

     FUTURES TRANSACTIONS. The Funds may invest in financial futures contracts for the purposes of hedging its existing portfolio. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield and are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security, or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. The risks of entering into futures contracts include, but are not limited to, (i) the possibility that there will be an imperfect price correlation between the futures and the underlying securities; (ii) the possibility that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date; and (iii) the possibility that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

     OPTIONS: Certain Funds may either purchase or write options on order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign exchange rates, with respect to securities which the Fund currently owns or intends to purchase. The Fund's principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Fund, as writer of an option, may have no control over whether the

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

     underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

     The Real Asset Fund had transactions in options written during the year ended June 30, 2009 as follows:

                                                NUMBER OF   PREMIUMS
                                                CONTRACTS   RECEIVED
                                                ---------   --------
Options outstanding at June 30, 2008 ........        --     $     --
Options written .............................     1,614       53,363
Options expired .............................    (1,566)     (33,540)
Options exercised ...........................        --           --
                                                 ------     --------
Options outstanding at June 30, 2009 ........        48     $ 19,823
                                                 ======     ========

SWAP AGREEMENTS: Certain Funds may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

INTEREST RATE SWAPS: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund, to cover the Fund's exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

The following is a summary of the location of derivatives on the Funds' Statements of Assets and Liabilities as of June 30, 2009.

                                     LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
                          -------------------------------------------------------------------------
    DERIVATIVE TYPE                ASSET DERIVATIVES                   LIABILITY DERIVATIVES
-----------------------   -----------------------------------   -----------------------------------
Interest rate contracts   Investments in securities, at value   Options written, at value
                          Net unrealized appreciation on        swap agreements. Variation margin
                          swap agreements. Variation            payable on futures contracts
                          margin receivable on futures
                          contracts

Foreign exchange          Net unrealized appreciation on        Net unrealized depreciation on
contracts                 forward foreign currency              forward foreign currency exchange
                          exchange contracts                    contracts

Equity contracts          Investments in securities, at         Variation margin payable on futures
                          value. Variation margin receiv-       contracts
                          able on futures contracts

The following is a summary of the Funds' derivative instrument holdings categorized by primary risk exposure as of June 30, 2009:

                                            ASSET DERIVATIVES VALUE
                                      ----------------------------------
                                                    INTEREST    FOREIGN
                     TOTAL VALUE AT     EQUITY        RATE      EXCHANGE
     PORTFOLIO        JUNE 30, 2009    CONTRACTS   CONTRACTS   CONTRACTS
------------------   --------------   ----------   ---------   ---------
International Fund     $4,793,546     $4,778,016    $     --    $ 15,530
Real Asset Fund        $  577,758     $       --    $256,624    $321,134

                                           LIABILITY DERIVATIVES VALUE
                                      ------------------------------------
                                                    INTEREST     FOREIGN
                     TOTAL VALUE AT     EQUITY        RATE       EXCHANGE
     PORTFOLIO        JUNE 30, 2009    CONTRACTS   CONTRACTS    CONTRACTS
------------------   --------------   ----------   ---------   -----------
International Fund    $   (63,694)     $(4,995)    $      --   $   (58,699)
Real Asset Fund       $(2,761,165)     $    --     $(250,678)  $(2,510,487)

The following tables set forth by primary risk exposure the Funds' realized gains (losses) by type of derivative contract for the year ended June 30, 2009:

                         REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
                                            IN INCOME
                     ------------------------------------------------------
                                                     INTEREST     FOREIGN
                                         EQUITY        RATE       EXCHANGE
     PORTFOLIO            TOTAL        CONTRACTS    CONTRACTS    CONTRACTS
------------------   --------------   -----------   ---------   -----------
International Fund    $   240,961     $(1,546,937)  $     --    $ 1,787,898
Real Asset Fund       $(5,083,424)    $        --   $(62,205)   $(5,021,219)

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                      CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
                             ON DERIVATIVES RECOGNIZED IN INCOME
                     --------------------------------------------------
                                                 INTEREST     FOREIGN
                                     EQUITY        RATE       EXCHANGE
     PORTFOLIO          TOTAL       CONTRACTS   CONTRACTS    CONTRACTS
------------------   -----------   ----------   ---------   -----------
International Fund   $ 1,530,026   $1,106,707     $   --    $   423,319
Real Asset Fund      $(2,183,407)  $       --     $5,946    $(2,189,353)

4. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as an investment adviser to each Fund. RSMC allocates each Fund's assets among the sub-advisers shown below and oversees their investment activities. In addition to serving as a sub-advisor to the Large-Cap and Small-Cap Funds, Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, also provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a separate sub-advisory agreement among the Trust, RSMC and WTIM, for which it receives a fee from RSMC as agreed to from time to time with RSMC. Each Fund pays RSMC and each sub-adviser a fee for their services as follows:

                                      GROSS        FEES
                                      FEES        WAIVED      % OF AVERAGE DAILY NET ASSETS
                                   ----------   ---------   ---------------------------------
LARGE-CAP FUND

RSMC                               $  598,049   $(206,729)  0.35% of average daily net assets
Armstrong Shaw
   Associates Inc. ("ASA")(1)          78,537      (5,980)  0.50% of the first $25 million
                                                            under ASA's management;
                                                            0.45% of the next $25 million;
                                                            and 0.40% over $50 million
Montag & Caldwell,
   Inc. ("M&C")(1)                    200,190     (48,145)  0.65% of the first $10 million
                                                            under M&C's management;
                                                            0.50% of the next $10 million;
                                                            0.35% of the next $50 million;
                                                            and 0.25% over $70 million

First Quadrant, L.P. ("FQ")(1)        220,690     (37,893)  0.50% of the first $75 million
                                                            under FQ's management;
                                                            0.35% of the next $75 million;
                                                            0.30% of the next $150
                                                            million; and 0.21% over $300
                                                            million
Robeco Investment Management
   Inc. (Robeco)(1,4)                  31,582      (1,544)  0.50% on the first $25 million
                                                            under Robeco's management;
                                                            0.45% on the next $25 million;
                                                            and 0.40% over $50 million

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                                      GROSS        FEES
                                      FEES        WAIVED      % OF AVERAGE DAILY NET ASSETS
                                   ----------   ---------   ---------------------------------
LARGE-CAP FUND (CONTINUED)

Wilmington Trust Investment
   Management, LLC ("WTIM")--
   Fundamental strategy            $   36,817   $      --   0.40% on the first $10 million
                                                            in assets allocated to the
                                                            Fundamental strategy; 0.35%
                                                            on the next $15 million; and
                                                            0.30% over $25 million
Wilmington Trust Investment
   Management, LLC ("WTIM")--
   Quantitative strategy               91,301          --   0.15% on the first $1 billion
                                                            in assets allocated to the
                                                            Quantitative strategy; 0.10%
                                                            on the next $1 billion; and
                                                            0.05% over $2 billion

SMALL-CAP STRATEGY FUND

RSMC                                  183,270    (440,220)  0.35% of average daily net assets
Batterymarch Financial
   Management, Inc. ("BFM")(2)          2,059          --   0.70% of the first $100 million
                                                            under BFM's management;
                                                            and 0.60% over $100 million
Systematic Financial
   Management, L.P. ("SFM")(3)         17,029          --   0.80% of the first $25 million
                                                            under SFM's management;
                                                            0.70% of the next $50 million;
                                                            and 0.55% over $75 million

TAMRO Capital
   Partners, LLC ("TAMRO")(3)          43,724        (964)  0.80% on the first $25 million
                                                            under TAMRO's management;
                                                            0.70% on the next $50 million;
                                                            and 0.60% over $75 million

Wilmington Trust Investment
   Management, LLC ("WTIM")--
   Fundamental strategy                80,180          --   0.40% on the first $10 million in
                                                            assets allocated to the
                                                            Fundamental strategy; 0.35%
                                                            on the next $15 million;
                                                            and 0.30% over $25 million

Wilmington Trust Investment
   Management, LLC ("WTIM")--
   Quantitative strategy(3)             6,984          --   0.20% on the first $1 billion in
                                                            assets allocated to the
                                                            Quantitative strategy; 0.15%
                                                            on the next $1 billion; and
                                                            0.10% over $2 billion

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                                      GROSS        FEES
                                      FEES        WAIVED      % OF AVERAGE DAILY NET ASSETS
                                   ----------   ---------   ---------------------------------
INTERNATIONAL FUND

RSMC                               $1,865,213   $      --   0.35% of average daily net assets

Goldman Sachs Asset
   Management, L.P.(1)                822,273     (52,279)  0.50% of average daily net assets

Artio Global Management, LLC
   (Formerly Julius Baer
   Investment Management, Inc.)       305,591          --   0.50% of average daily net assets

Acadian Asset Management
   LLC ("Acadian")                    413,855          --   0.75% of the first $25 million
                                                            under Acadian's management;
                                                            0.65% of the next $25 million;
                                                            0.50% of the next $100 million;
                                                            and 0.40% over $150 million

Dimensional Fund Advisors LP
   ("DFA")(1)                         291,091     (34,732)  0.45% of the first $50 million
                                                            under DFA's management; and
                                                            0.30% over $50 million
Parametric Portfolio
   Associates, Inc. ("PPA")--
   Emerging Markets Strategy          743,109          --   0.80% on first $100 million under
                                                            PPA's management; 0.75% over
                                                            $100 million

Parametric Portfolio
   Associates, Inc. ("PPA")--
   Developed Country Index
   Replication Strategy(1, 5)           2,295        (132)  0.275% on first $50 million under
                                                            PPA's management; 0.20% over
                                                            $50 million

Principal Global Investors, LLC
   ("Principal")                      366,247          --   0.75% of average daily net assets

REAL ASSET FUND
RSMC                                1,818,972          --   0.35% of average daily net assets

RSMC--TIPS strategy                    50,172          --   For assets allocated to the TIPS
                                                            strategy, an additional fee as
                                                            follows: 0.07% on the first $25
                                                            million in assets allocated to the
                                                            TIPS strategy; 0.04% of the next
                                                            $25 million; and 0.02% over $50
                                                            million

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                                      GROSS        FEES
                                      FEES        WAIVED      % OF AVERAGE DAILY NET ASSETS
                                   ----------   ---------   ---------------------------------
REAL ASSET FUND (CONTINUED)

RSMC--Enhanced
   Cash strategy                   $   17,850   $      --   For assets allocated to the
                                                            Enhanced Cash strategy, an
                                                            additional fee as follows:
                                                            0.08% on the assets allocated to
                                                            the Enhanced Cash strategy

AEW Management and
   Advisors, L.P. ("AEW")(1, 4)       174,678     (12,934)  0.55% of the first $25 million
                                                            under AEW's management;
                                                            0.45% of the next $25 million;
                                                            and 0.35% over $50 million

ING Clarion Real Estate
   Securities, LP ("ING")(1)          342,963     (21,405)  0.65% on the first $50 million
                                                            under ING's management; 0.55%
                                                            on the next $50 million; and
                                                            0.45% over $100 million

EII Realty Securities, Inc.
   ("EII")(1)                         205,889          --   0.65% on the first $100 million
                                                            under EII's management; and
                                                            0.60% over $100 million.

Pacific Investment Management
   Company LLC ("PIMCO")(6)           113,967          --   0.2875% on the average daily net
                                                            assets under PIMCO's
                                                            management.

Sinopia Asset Management
   ("Sinopia")(6)                      22,177          --   0.20% on the first $100 million
                                                            under Sinopia's management;
                                                            0.15% on the next $400 million;
                                                            and 0.10% over $500 million.

----------
(1) Pursuant to separate fee waiver agreements, the sub-advisor has agreed to waive its fee to the extent that the fee calculation determined by taking into account similarly managed assets in the accounts of clients of RSMC or its affiliates results in a fee that is less than the fee calculation under the sub-advisory agreement.

(2) On May 20, 2008, the Board of Trustees approved RSMC's recommendation to terminate the sub-advisory agreement among the Trust, on behalf of the Small-Cap Fund, RSMC and Batterymarch Financial Management, Inc., to be effective July 14, 2008.

(3) On December 19, 2008, the Board of Trustees approved RSMC's recommendation to terminate the sub-advisory agreements with Systematic Financial Management, L.P. and TAMRO Capital Partners LLC, to be effective December 31, 2008.

(4) On February 18, 2009, the Trustees, upon the recommendation of RSMC, voted to terminate the sub-advisory agreement.

(5) Effective June 15, 2009, RSMC engaged PPA to manage a portion of the Fund's assets pursuant to PPA's developed markets strategy.

(6) Effective February 2, 2009 and May 4, 2009, PIMCO and Sinopia, respectively, were engaged by RSMC as sub-advisers to the Real Asset Fund to manage the Fund's allocation to global inflation-protected debt securities.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

     RSMC has contractually agreed to waive a portion of its advisory fee or reimburse other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual operating expenses, excluding class-specific expenses (such as Rule 12b-1 or shareholder service fees), exceed the following percentages of average daily net assets:

                             EXPENSE LIMITATION*   EXPIRATION DATE
                             -------------------   ---------------
Large-Cap Fund ...........          1.00%          July 1, 2014
Small-Cap Strategy
   Fund(1) ...............          0.25%          July 1, 2010

* This expense limitation will remain in place until its expiration date unless the Trustees approve its earlier termination.

(1) For the period July 1, 2008 to December 31, 2008, the expense limitation was 1.25%.

     The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2009 are shown separately on the statements of operations.

     RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the year ended June 30, 2009 are shown separately on the statements of operations.

     PNC Global Investment Servicing (U.S.), Inc. provides sub-administration, accounting, and transfer agent services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds. Fees for these services, for the year ended June 30, 2009, are shown separately on the statement of operations.

     COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds, who are not employees or officers of RSMC or WTIM, receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

     DISTRIBUTION FEES. The A Shares of each Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

     Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds, except for the International Fund. PFPC Trust Company serves as custodian and Citibank, N.A. serves as the foreign custody manager for the International Fund and the Real Asset Fund. The Funds pay WTC for its services as custodian. The fees for these services for the year ended June 30, 2009 are shown separately on the statements of operations. WTC pays PFPC Trust Company for its services as sub-custodian.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

     Certain Funds effect trades for security purchase and sale transactions through brokers that are affiliates of the adviser or sub-advisers. Commissions paid on those trades for the year ended June 30, 2009 were as follows:

Large-Cap Fund ...........   $513,616
Small-Cap Strategy Fund ..    370,430
International Fund .......    188,986
Real Asset Fund ..........    129,089

5. INVESTMENT SECURITIES TRANSACTIONS. During the year ended June 30, 2009, purchases and sales of investment securities (excluding short-term investments) were as follows:

               LARGE-CAP FUND   SMALL-CAP STRATEGY FUND
               --------------   -----------------------
Purchases ..    $398,613,539          $181,133,509
Sales ......     435,395,201           129,054,172

               INTERNATIONAL FUND   REAL ASSET FUND
               ------------------   ---------------
Purchases ..     $  791,014,800       $695,254,872
Sales ......      1,051,256,133        893,367,459

6. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the years ended June 30, 2009 and 2008 for the Institutional Shares and A Shares were as follows:

                                       FOR THE YEAR ENDED         FOR THE YEAR ENDED
                                          JUNE 30, 2009             JUNE 30, 2008
                                    ------------------------   ------------------------
                                    INSTITUTIONAL              INSTITUTIONAL
                                        SHARES      A SHARES       SHARES      A SHARES
                                    -------------   --------   -------------   --------
Large-Cap Fund
Sold ............................      5,908,058         --       5,183,373        767
Issued in fund merger (Note 7) ..      1,006,489        935       4,452,877      1,675
Issued on reinvestment of
   distributions ................        122,950         42         717,435         43
Redeemed ........................    (11,471,690)      (769)     (8,170,289)        (6)
                                     -----------     ------     -----------     ------
Net Increase (Decrease) .........     (4,434,193)       208       2,183,396      2,479
                                     ===========     ======     ===========     ======
Small-Cap Strategy Fund+
Sold ............................      9,931,006      1,621         907,675         --
Issued in fund merger (Note 7) ..        484,061        914              --         --
Issued on reinvestment of
   distributions ................         30,914         18         632,405        226
Redeemed ........................     (4,342,017)    (1,628)     (1,033,038)        --
                                     -----------     ------     -----------     ------
Net Increase ....................      6,103,964        925         507,042        226
                                     ===========     ======     ===========     ======
International Fund
Sold ............................     30,827,808      2,051      27,848,699      3,488
Issued on reinvestment of
   distributions ................      3,401,933        801      16,332,311      3,013
Redeemed ........................    (82,288,071)    (1,856)    (18,570,805)    (2,976)
                                     -----------     ------     -----------     ------
Net Increase (Decrease) .........    (48,058,330)       996      25,610,205      3,525
                                     ===========     ======     ===========     ======

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                                         FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                           JUNE 30, 2009                 JUNE 30, 2008
                                    ---------------------------   --------------------------
                                    INSTITUTIONAL                 INSTITUTIONAL
                                        SHARES        A SHARES        SHARES       A SHARES
                                    -------------   -----------   -------------   ----------
Real Asset Fund
Sold ............................     12,113,316     3,245,994      13,144,731    1,868,603
Issued on reinvestment of
   distributions ................      2,272,993       277,060      1,005,273         9,614
Redeemed ........................    (26,743,669)   (3,631,596)    (6,270,380)      (47,435)
                                     -----------    ----------     ----------     ---------
Net Increase (Decrease) .........    (12,357,360)     (108,542)     7,879,624     1,830,782
                                     ===========    ==========     ==========     =========

+    Formerly the Multi-Manager Small-Cap Fund.

7. MERGERS. On October 17, 2008, the Large-Cap Fund acquired all of the assets and liabilities of the Wilmington Fundamentally Weighted Large Company Fund ("Large Company Fund") in exchange for shares of the Large-Cap Fund, pursuant to an agreement and plan of reorganization approved by the Board of Trustees and approved by the shareholders of the Large Company Fund. The Large-Cap Fund's acquisition of the Large Company Fund was accomplished through the tax-free exchange of the outstanding shares of the Large Company Fund, 1,459,715 Institutional Shares and 1,356 A Shares, on October 17, 2008 (valued at $8,882,355 and $8,250, respectively) for 1,006,489
     Institutional Shares and 935 A Shares of the Large-Cap Fund. The net assets and net unrealized depreciation of the Large Company Fund as of the close of business on October 17, 2008 were $8,890,605 and $4,505,674, respectively. Prior to the acquisition on October 17, 2008, the Large-Cap Fund had net assets of $174,760,441. After the acquisition the Large-Cap Fund had net assets of $183,651,046. The Large Company Fund had a capital loss carryforward of $2,043,157 as of the merger date. Due to limitations imposed by the Internal Revenue Code and the regulations thereunder, this loss (along with unrealized losses as of the merger date of $823,228) were written off since they will not be available to offset future capital gains.

     On October 17, 2008, the Small-Cap Strategy Fund acquired all of the assets and liabilities of the Wilmington Fundamentally Weighted Small Company Fund ("Small Company Fund") in exchange for shares of the Small-Cap Strategy Fund, pursuant to an agreement and plan of reorganization approved by the Board of Trustees and approved by the shareholders of the Small Company Fund. The Small-Cap Strategy Fund's acquisition of the Small Company Fund was accomplished through the tax free exchange of the outstanding shares of the Small Company Fund, 554,961 Institutional Shares and 1,040 A Shares, on October 17, 2008 (valued at $3,350,514 and $6,272, respectively) for 484,061 Institutional Shares and 914A Shares of the Small-Cap Strategy Fund. The net assets and net unrealized depreciation of the Small Company Fund as of the close of business on October 17, 2008 were $3,356,786 and $1,834,974, respectively. Prior to the acquisition on October 17, 2008, the Small-Cap Strategy Fund had net assets of $61,542,816. After the acquisition the Small-Cap Strategy Fund had net assets of $64,899,602. The Small Company Fund had a capital loss carryforward of $462,139 as of the merger date. Due to limitations imposed by the Internal Revenue Code and the regulations thereunder, this loss (along with unrealized losses as of the merger date of $558,523) were written off since they will not be available to offset future capital gains.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

     On December 14, 2007, the Large-Cap Fund acquired all of the assets and liabilities of the Wilmington Multi-Manager Mid-Cap Fund ("Mid-Cap Fund") in exchange for shares of the Large-Cap Fund, pursuant to an agreement and plan of reorganization approved by the Board of Trustees and approved by the shareholders of the Mid-Cap Fund. The Large-Cap Fund's acquisition of the Mid-Cap Fund was accomplished through the tax free exchange of the outstanding shares of the Mid-Cap Fund, 3,193,227 Institutional Shares and 1,062 A Shares, on December 14, 2007 (valued at $34,571,119 and $11,446, respectively) for 2,510,649 Institutional Shares and 831 A Shares of the Large-Cap Fund. The net assets and net unrealized appreciation of the Mid-Cap Fund as of the close of business on December 14, 2007 were $34,582,565 and $2,789,012, respectively. Prior to the acquisition on December 14, 2007, the Large-Cap Fund had net assets of $259,072,482. After the acquisition the Large- Cap Fund had net assets of $293,655,047.

     On June 13, 2008, the Large-Cap Fund acquired all of the assets and liabilities of the Wilmington Large- Cap Core Fund ("Large-Cap Core Fund") in exchange for shares of the Large-Cap Fund, pursuant to an agreement and plan of reorganization approved by the Board of Trustees and approved by the shareholders of the Large-Cap Core Fund. The Large-Cap Fund's acquisition of the Large-Cap Core Fund was accomplished through the tax free exchange of the outstanding shares of the Large-Cap Core Fund, 1,443,265 Institutional Shares and 628 A Shares, on June 13, 2008 (valued at $25,270,774 and $10,979, respectively) for 1,942,228 Institutional Shares and 844 A Shares of the Large-Cap Fund. The net assets and net unrealized appreciation of the Large-Cap Core Fund as of the close of business on June 13, 2008 were $25,281,753 and $78,189, respectively. Prior to the acquisition on June 13, 2008, the Large-Cap Fund had net assets of $231,375,595. After the acquisition the Large-Cap Fund had net assets of $256,657,348. Prior to the reorganization, the Large-Cap Core Fund had estimated capital loss carryforwards of $2,144,956 expiring June 30, 2011 and $52,672 expiring June 30, 2012. The Large-Cap Core Fund used these capital loss carryforwards prior to the reorganization, and therefore were not available to the Large-Cap Fund.

8. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, gains (losses) on foreign currency transactions and net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

     As of June 30, 2009, the following reclassifications were made within the capital accounts to reflect permanent differences relating to foreign currency gains and losses, non-deductible expenses, adjustments related to fund mergers, redesignation of dividends paid, capital loss carryforward write- offs, deemed distributions due to shareholder redemptions and tax treatment of dividends, swaps and investments in real estate investments trusts, passive foreign investment companies and partnerships:

                                    LARGE-CAP     SMALL-CAP     INTERNATIONAL    REAL ASSET
                                       FUND     STRATEGY FUND        FUND           FUND
                                    ---------   -------------   -------------   -----------
Undistributed net investment
   income (accumulated loss) ....   $  (4,760)    $   2,324       $ 310,642     $ 2,409,484
Accumulated net realized gain
   (loss) on investments ........     276,708       458,546        (310,642)     (8,242,908)
Paid-in capital .................    (271,948)     (460,870)             --       5,833,424

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

     The tax character of distributions paid during the years ended June 30, 2009 and June 30, 2008, respectively, were as follows:

                                     LARGE-CAP      SMALL-CAP     INTERNATIONAL    REAL ASSET
                                        FUND      STRATEGY FUND        FUND           FUND
                                    -----------   -------------   -------------   -----------
YEAR ENDED JUNE 30, 2009
Ordinary income .................   $ 2,041,688     $  382,325     $  8,908,391   $26,830,976
Long-term capital gains .........            --             --       15,213,506    30,435,357
                                    -----------     ----------     ------------   -----------
   Total distributions ..........   $ 2,041,688     $  382,325     $ 24,121,897   $57,266,333
                                    ===========     ==========     ============   ===========
YEAR ENDED JUNE 30, 2008
Ordinary income .................   $ 2,927,916     $2,005,570     $ 76,813,654   $23,595,168
Long-term capital gains .........     8,833,689      5,611,472      138,598,172    12,448,739
                                    -----------     ----------     ------------   -----------
   Total distributions ..........   $11,761,605     $7,617,042     $215,411,826   $36,043,907
                                    ===========     ==========     ============   ===========

     As of June 30, 2009, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                      LARGE-CAP      SMALL-CAP     INTERNATIONAL     REAL ASSET
                                        FUND       STRATEGY FUND        FUND            FUND
                                    ------------   -------------   -------------   -------------
Undistributed ordinary income ...   $    212,563    $     44,932   $   1,168,623   $          --
Undistributed long-term capital
   gains ........................             --              --              --              --
Capital Loss Carryforwards ......    (16,951,239)     (2,922,479)   (109,475,264)             --
Post-October capital and currency
   losses .......................    (70,673,159)    (26,264,623)   (264,289,191)   (157,539,852)
Other temporary differences .....        (38,749)        (11,596)         32,055       2,179,626
Net unrealized appreciation of
   investments and foreign
   currencies ...................      6,737,484       1,912,084     (39,685,692)    (10,774,700)
                                    ------------    ------------   -------------   -------------
Total accumulated earnings
   (deficit) ....................   $(80,713,100)   $(27,241,682)  $(412,249,469)  $(166,134,926)
                                    ============    ============   =============   =============

     The differences between book basis and tax basis components of accumulated earnings are primarily attributable to tax deferral of losses on wash sales and straddles, as well as tax adjustments related to real estate investment trusts and passive foreign investment companies.

     Post-October capital and currency losses represent net losses realized from November 1, 2008 through June 30, 2009, that, in accordance with Federal income tax regulations, the above Funds will elect to defer and treat as having been recognized the following fiscal year.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

     For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of June 30, 2009, the capital loss carryforwards that will expire are as follows:

                                     LARGE-CAP      SMALL-CAP     INTERNATIONAL
                                        FUND      STRATEGY FUND        FUND
                                    -----------   -------------   -------------
06/30/2015 ......................   $        --     $       --     $         --
06/30/2016 ......................            --             --               --
06/30/2017 ......................    16,951,239      2,922,479      109,475,264

     During the fiscal year ended June 30, 2009, the preceeding funds did not utilize any of their capital loss carryforwards.

9. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

10. SUBSEQUENT EVENTS. In May 2009, Statement of Financial Accounting Standards No. 165 ("FAS 165") regarding Subsequent Events was issued and is effective with interim or annual financial periods ending after June 15, 2009. FAS 165 establishes general standards of accounting for and disclosure of events that occur after the financial statement date but before the financial statements are issued. Management has evaluated the impact of all subsequent events on the Funds through August 28, 2009, the date the financial statements were issued, and has determined that no subsequent events require disclosure in the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
REPORT OF ERNST & YOUNG LLP,
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wilmington Multi-Manager Large-Cap Fund, Wilmington Small-Cap Strategy Fund, Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Asset Fund (the "Funds") (four of the series constituting WT Mutual Fund) as of June 30, 2009, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wilmington Multi-Manager Large-Cap Fund, Wilmington Small-Cap Strategy Fund, Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Asset Fund series of WT Mutual Fund at June 30, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                        (ERNST & YOUNG LLP)


Philadelphia, Pennsylvania
August 28, 2009

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
TAX INFORMATION (UNAUDITED)

For the fiscal year ended June 30, 2009, certain dividends may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders, a percentage of their ordinary income dividends (dividends from net investment income plus short-term capital gain distributions, if any) for the Funds may qualify for a maximum tax rate of 15%. Complete information is computed and reported in conjunction with your Form 1099-DIV.

The percentage of ordinary income dividends that qualify is as follows:

Large-Cap Fund ......................   100.00%
Small-Cap Strategy Fund .............   100.00%
International Fund ..................   100.00%
Real Asset Fund .....................     2.33%

For the fiscal year ended June 30, 2009, certain dividends qualify for the dividends-received deduction for corporate shareholders. The percentage of ordinary income dividends that qualify is as follows:

Large-Cap Fund ......................   100.00%
Small-Cap Strategy Fund .............   100.00%

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Funds paid capital gain distributions (from net long-term capital gains) during the fiscal year ended June 30, 2009 as follows:

International Fund ..................   $15,213,506
Real Asset Fund .....................    30,435,357

The International Fund paid foreign taxes of $1,109,418 and recognized foreign source income of $17,171,711. Pursuant to Section 853 of the Internal Revenue Code, the Fund designates such amounts as having been paid in connection with dividends distributed from investment taxable income during the fiscal year ended June 30, 2009.

In January 2010, shareholders will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2009, including any distributions paid between July 1, 2009 and December 31, 2009.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
EVALUATION AND APPROVAL OF A NEW SUB-ADVISORY AGREEMENT

A change of control occurred on September 28, 2008 and October 5, 2008 ("First Change of Control"), which caused the August 26, 2008 sub-advisory agreement among WT Mutual Fund (the "Trust"), on behalf of the Wilmington Multi-Manager Large-Cap Fund (the "Fund"), Rodney Square Management Corporation ("RSMC"), the investment adviser to the Fund, and Montag & Caldwell, Inc., ("M&C") to terminate ("August Agreement"). In order for M&C to provide uninterrupted services to the Fund, the Trustees approved an interim sub-advisory agreement among the Trust, RSMC and M&C, dated September 29, 2008 ("September Interim Agreement"). The September Interim Agreement was identical to the August Agreement in all material respects except that the September Interim Agreement had a maximum term of 150 days.

On or about November 10, 2008, M&C informed RSMC that it anticipated a subsequent change of control ("Second Change of Control"). In anticipation of the Second Change of Control, the Board of Trustees, at a meeting held on November 24 and 25, 2008, approved a sub-advisory agreement among the Trust, RSMC and M&C to be effective when the Second Change of Control occurs. The sub-advisory agreement was subsequently executed on May 12, 2009 (defined below as the "May Agreement").

Prior to the Second Change of Control, on February 18, 2009, the Trustees approved a new sub-advisory agreement among the Trust, RSMC and M&C ("February Agreement"), which replaced the September Interim Agreement. The February Agreement is identical to the September Interim Agreement in all material respects except that the February Agreement had an initial term of two years. On May 12, 2009, the Second Change of Control occurred, which caused the February Agreement to terminate. In order to provide uninterrupted services to the Fund, the Trustees at the November 24 and 25, 2008 meeting, approved the sub-advisory agreement among the Trust, RSMC and M&C, dated May 12, 2009 ("May Agreement"), which replaced the February Agreement. The May Agreement is identical to the February Agreement in all material respects and will remain in effect, unless earlier terminated, for an initial term of two years.

In determining whether to approve the February Agreement, the Trustees considered information previously provided by M&C, which was reviewed by the Board at its August 26, 2008, October 10, 2008 and November 24 and 25, 2008 meetings, and which had not materially changed since those meetings. In determining whether to approve the May Agreement, the Trustees considered the information previously provided by M&C (noted above), which had not materially changed since those meetings, and information provided by RSMC at a meeting of the Trustees held on April 9, 2009.

The Trustees considered information that M&C provided regarding (i) the services performed for the Fund, (ii) the size and qualifications of M&C's portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with M&C's management of a portion of the Fund,
(iv) how the portion of the Fund is managed by M&C, including a general description of the investment decision making process, sources of information and investment strategies, (v) investment performance information, (vi) brokerage selection procedures (including soft dollar arrangements), (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on M&C's ability to service the Fund, (x) M&C's internal program for ensuring compliance with the Fund's investment objective, policies and practices (including code of ethics), federal securities laws and other regulatory requirements, (xi) M&C's proxy voting policies and (xii) detail and quantification of any fee sharing arrangements with respect to the distribution of shares of the Fund.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
EVALUATION AND APPROVAL OF A NEW SUB-ADVISORY AGREEMENT -- CONTINUED

M&C also provided information regarding its sub-advisory fee and an analysis of this fee in relation to the delivery of services to the Fund; any other ancillary benefit resulting from its relationship with the Fund; and its financial statements. The Trustees reviewed the services provided to the Fund by M&C as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund. The Trustees concluded that the sub-advisory fee and services provided by M&C are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund. The Trustees considered whether the change of control of M&C would impact the services currently being provided to the Fund. Based on the information provided at the meetings, the Trustees concluded that there would be no material impact on the services provided to the Fund.

The Trustees concluded that the nature, extent and quality of the services provided by M&C to the Fund are appropriate and consistent with the terms of the agreements and that the Fund is likely to benefit from the continued service of M&C. They also concluded that M&C has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and has demonstrated its ability to attract and retain qualified personnel. The Trustees observed that they will review and evaluate the Fund's investment performance throughout the year.

The Trustees reviewed M&C's performance data, statistics and fee data for the Fund and compared such data against comparable investment companies. Based on the information provided at the meeting, the Trustees concluded that M&C's performance was reasonable for this type of fund. The Trustees considered the costs of the services provided by M&C, the compensation and the benefits received by M&C in providing services to the Fund. The Trustees reviewed M&C's financial statements. In addition, the Trustees considered any direct or indirect revenues which would be received by affiliates of M&C. The Trustees concluded that M&C's fees and profits derived from its relationship with the Fund in light of the Fund's expenses, are reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of the Fund is reasonable, taking into account the size of the Fund, the quality of services provided by M&C and the investment performance.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Trustees determined that economies of scale should be achieved at higher asset levels for the Fund for the benefit of Fund shareholders due to break-points in the sub-advisory fee.

After consideration of all the factors and taking into consideration the information presented at the meetings, the Trustees determined that approval of the February Agreement and the May Agreement would be in the best interests of the Fund's shareholders. In arriving at their decisions, the Trustees did not identify any single matter as controlling, but made their determinations in light of all the circumstances.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
TRUSTEES AND OFFICERS

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES

       NAME AND                 POSITION(S) HELD
    DATE OF BIRTH,                WITH TRUST,                        PRINCIPAL OCCUPATION(S)
  NUMBER OF FUNDS IN           TERM OF OFFICE AND                    DURING PAST FIVE YEARS,
     FUND COMPLEX                LENGTH OF TIME                        OTHER DIRECTORSHIPS
OVERSEEN BY TRUSTEE(1)               SERVED                              HELD BY TRUSTEE
----------------------   ------------------------------   --------------------------------------------
TED T. CECALA(2)         Trustee                          Director, Chairman of the Board, and
Date of Birth: 1/49                                       Chief Executive Officer of Wilmington
                         Shall serve at the pleasure of   Trust Corporation and Wilmington Trust
16 Funds                 the Board and until successor    Company since 1996; Member of the
                         is elected and qualified.        Board of Managers of Cramer Rosenthal
                         Trustee since August 2007.       McGlynn, LLC and Roxbury Capital
                                                          Management, LLC (registered investment
                                                          advisers).

                                                          Wilmington Trust Corporation;
                                                          Wilmington Trust Company.

ROBERT J. CHRISTIAN(3)   Trustee                          Retired since February 2006; Executive
Date of Birth: 2/49                                       Vice President of Wilmington Trust
                         Shall serve until death,         Company from February 1996 to
16 Funds                 resignation or removal.          February 2006; President of Rodney
                         Trustee since October 1998,      Square Management Corporation
                         President and Chairman of        ("RSMC") from 1996 to 2005; Vice
                         the Board from October 1998      President of RSMC 2005 to 2006.
                         to January 2006.
                                                          FundVantage Trust (4 portfolios); Optimum
                                                          Fund Trust (6 portfolios) (registered
                                                          investment companies).

(1) The "Fund Complex" currently consists of the Trust (16 funds) and CRM Mutual Fund Trust (8 funds).

(2) Mr. Cecala is an "Interested Trustee" by reason of his position with Wilmington Trust Corporation and Wilmington Trust Company, each an affiliate of RSMC, an investment adviser to the Trust.

(3) Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the Trust.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
TRUSTEES AND OFFICERS -- CONTINUED

INDEPENDENT TRUSTEES

       NAME AND                 POSITION(S) HELD
    DATE OF BIRTH,                 WITH TRUST,                       PRINCIPAL OCCUPATION(S)
  NUMBER OF FUNDS IN           TERM OF OFFICE AND                    DURING PAST FIVE YEARS,
     FUND COMPLEX                LENGTH OF TIME                        OTHER DIRECTORSHIPS
OVERSEEN BY TRUSTEE(1)               SERVED                              HELD BY TRUSTEE
----------------------   ------------------------------   --------------------------------------------
ROBERT ARNOLD            Trustee                          Founder and co-manager, R.H. Arnold &
Date of Birth: 3/44                                       Co., Inc. (financial consulting) since 1989.
                         Shall serve until death,
16 Funds                 resignation or removal.          First Potomac Realty Trust (real estate
                         Trustee since May 1997.          investment trust).

DR. ERIC BRUCKER         Trustee                          Professor of Economics, Widener
Date of Birth: 12/41                                      University since July 2004; formerly
                         Shall serve until death,         Dean, School of Business Administration
16 Funds                 resignation or removal.          of Widener University from 2001 to 2004;
                         Trustee since October 1999.      Dean, College of Business, Public Policy
                                                          and Health at the University of Maine
                                                          from September 1998 to June 2001.

                                                          None

NICHOLAS GIORDANO        Trustee and Chairman of          Consultant, financial services
Date of Birth: 3/43      the Board                        organizations from 1997 to present;
                                                          Interim President, LaSalle University
16 Funds                 Shall serve until death,         from 1998 to 1999; President and Chief
                         resignation or removal.          Executive Officer, Philadelphia Stock
                         Trustee since October 1998.      Exchange from 1981 to 1997.

                                                          Kalmar Pooled Investment Trust;
                                                          The RBB Fund, Inc. (19 portfolios)
                                                          (registered investment companies);
                                                          Independence Blue Cross; IntriCon
                                                          Corporation (industrial furnaces and
                                                          ovens).

LOUIS KLEIN, JR.         Trustee                          Self-employed financial consultant
Date of Birth: 5/35                                       since 1991.
                         Shall serve until death,
24 Funds                 resignation or removal.          CRM Mutual Fund Trust (8 portfolios)
                         Trustee since October 1999.      (registered investment companies); WHX
                                                          Corporation (industrial manufacturer).

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
TRUSTEES AND OFFICERS -- CONTINUED

INDEPENDENT TRUSTEES (CONTINUED)

       NAME AND                 POSITION(S) HELD
    DATE OF BIRTH,                WITH TRUST,                        PRINCIPAL OCCUPATION(S)
  NUMBER OF FUNDS IN           TERM OF OFFICE AND                    DURING PAST FIVE YEARS,
     FUND COMPLEX                LENGTH OF TIME                        OTHER DIRECTORSHIPS
OVERSEEN BY TRUSTEE(1)               SERVED                              HELD BY TRUSTEE
----------------------   ------------------------------   --------------------------------------------
THOMAS LEONARD           Trustee                          Retired since 2008; former Partner with
Date of Birth: 2/49                                       PricewaterhouseCoopers (public
                         Shall serve until death,         accounting) from May 1970 to June 2008.
16 Funds                 resignation or removal.
                         Trustee since July 2008.         Alpha One Capital Partner, LLC
                                                          (2 portfolios) (unregistered investment
                                                          companies)

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
TRUSTEES AND OFFICERS -- CONTINUED

EXECUTIVE OFFICERS

                                  POSITION(S) HELD
                                     WITH TRUST,                     PRINCIPAL OCCUPATION(S)
                                 TERM OF OFFICE AND                  DURING PAST FIVE YEARS,
    NAME, ADDRESS AND              LENGTH OF TIME                      OTHER DIRECTORSHIPS
      DATE OF BIRTH                    SERVED                                 HELD
------------------------   ------------------------------   ----------------------------------------
JOHN J. KELLEY             President & Chief Executive      President of Rodney Square Management
1100 North Market Street   Officer                          Corporation ("RSMC") since 2008; Vice
Wilmington, DE 19890                                        President of Wilmington Trust Investment
Date of Birth: 9/59        Shall serve at the pleasure of   Management, LLC ("WTIM") since
                           the Board and until successor    2005; Vice President of PNC Global
                           is elected and qualified.        Investment Servicing (U.S.), Inc.
                           Officer since September 2005.    (formerly PFPC Inc.) from January 2005
                                                            to July 2005; Vice President of
                                                            Administration, 1838 Investment
                                                            Advisors, LP from 1999 to 2005; Chief
                                                            Compliance Officer, 1838 Investment
                                                            Advisors, LP from 2004 to 2005.

                                                            N/A

CLAYTON M. ALBRIGHT        Vice President                   Managing Director, Fixed Income
1100 North Market Street                                    Management, Wilmington Trust since
Wilmington, DE 19890       Shall serve at the pleasure of   2007; Director, Fixed Income Research
Date of Birth: 9/53        the Board and until successor    and Portfolio Manager, Wilmington Trust
                           is elected and qualified.        from 1996 to 2007; Vice President,
                           Officer since October 1998.      RSMC since 2001; Vice President of
                                                            WTIM since 2006; Vice President,
                                                            Wilmington Trust Company since 1997.

                                                            N/A

JOSEPH M. FAHEY, JR.       Vice President                   Investment Adviser, WTIM since 2003;
1100 North Market Street                                    Vice President, RSMC since 1992.
Wilmington, DE 19890       Shall serve at the pleasure of
Date of Birth: 1/57        the Board and until successor    N/A
                           is elected and qualified.
                           Officer since November 1999.

JOHN C. MCDONNELL          Vice President, Chief            Director of Mutual Fund Administration,
1100 North Market Street   Financial Officer & Treasurer    WTIM, since October 2005; Audit and
Wilmington, DE 19890                                        Assurance-Senior, Deloitte (public
Date of Birth: 4/66        Shall serve at the pleasure of   accounting) from September 2004 to
                           the Board and until successor    October 2005; Mutual Fund
                           is elected and qualified.        Administration, 1838 Investment
                           Officer since November 2005.     Advisors, LP from March 1999 to
                                                            September 2004.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
TRUSTEES AND OFFICERS -- CONTINUED

EXECUTIVE OFFICERS (CONTINUED)

                                  POSITION(S) HELD
                                     WITH TRUST,                     PRINCIPAL OCCUPATION(S)
                                 TERM OF OFFICE AND                  DURING PAST FIVE YEARS,
    NAME, ADDRESS AND              LENGTH OF TIME                      OTHER DIRECTORSHIPS
      DATE OF BIRTH                    SERVED                                  HELD
------------------------   ------------------------------   ----------------------------------------
ANNA M. BENCROWSKY         Vice President, Chief            Chief Compliance Officer, WTIM since
1100 North Market Street   Compliance Officer & Anti-       2007; Vice President, WTIM since 2004;
Wilmington, DE 19890       Money Laundering Officer         Vice President and Chief Compliance
Date of Birth: 5/51                                         Officer, RSMC since 2004; Vice
                           Shall serve at the pleasure of   President and Chief Compliance Officer,
                           the Board and until successor    1838 Investment Advisors, LP from
                           is elected and qualified;        1999 to 2004.
                           Officer since September 2004.
                                                            N/A

EDWARD W. DIFFIN, JR.      Vice President & Secretary       Director of Mutual Fund Regulatory
1100 North Market Street                                    Administration of WTIM since November
Wilmington, DE 19890       Shall serve at the pleasure of   2006; Coleman Counsel Per Diem from
Date of Birth: 1/52        the Board and until successor    November 2005 to November 2006; Vice
                           is elected and qualified;        President and Senior Counsel of Merrill
                           Officer since February 2007.     Lynch & Co., Inc. from 1994 to 2005.

                                                            N/A

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge by calling the Fund at (800) 336-9970 or on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve-month period ended June 30, 2009 is available, without charge, by calling the Fund at (800) 336-9970 or on the SEC's website listed above.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TRUSTEES                OFFICERS
--------                --------------------------------------------
Nicholas A. Giordano    John J. Kelley
Chairman of the Board   President & Chief Executive Officer

Robert H. Arnold        John C. McDonnell
                        Vice President, Chief Financial Officer
                        & Treasurer

Dr. Eric Brucker        Edward W. Diffin Jr.
                        Vice President & Secretary

Ted T. Cecala           Clayton M. Albright
                        Vice President

Robert J. Christian     Joseph M. Fahey Jr.
                        Vice President

Louis Klein Jr.         Anna M. Bencrowsky
                        Vice President, Chief Compliance Officer
Thomas Leonard          & Anti-Money Laundering Officer

CUSTODIAN

Wilmington Trust Company

1100 North Market Street, Wilmington, DE 19890

INVESTMENT ADVISER AND ADMINISTRATOR
Rodney Square Management Corporation
1100 North Market Street, Wilmington, DE 19890

SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT
PNC Global Investment Servicing (U.S.), Inc.
301 Bellevue Parkway, Wilmington, DE 19809

THIS ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON MULTI-MANAGER FUNDS - INSTITUTIONAL AND A SHARES.

WILMINGTON |
     FUNDS |                                                      MULTI_Ann_6/09

                             ASSET ALLOCATION FUNDS

                          ANNUAL REPORT | JUNE 30, 2009

                                                     AGGRESSIVE ASSET ALLOCATION
                                                       MODERATE ASSET ALLOCATION
                                                   CONSERVATIVE ASSET ALLOCATION

                      WILMINGTON | (WILMINGTON FUNDS LOGO)
                           FUNDS |

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS

CONTENTS                                                                    page
--------                                                                    ----
President's Message .....................................................     3
Expense Disclosure ......................................................    14
Disclosure of Portfolio Holdings ........................................    16
Investments .............................................................    17
Financial Statements ....................................................    20
Financial Highlights ....................................................    25
Notes to Financial Statements ...........................................    31
Report of Independent Registered Public Accounting Firm .................    38
Tax Information .........................................................    39
Notice to Shareholders ..................................................    40
Trustees and Officers ...................................................    41

DEFINITION OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged.

All indices assume the reinvestment of dividends and interest income unless otherwise noted.

BARCLAYS CAPITAL U.S. INTERMEDIATE GOVERNMENT/CREDIT INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-related and Corporate sectors with a maturity range between 1 and 10 years.

BARCLAYS CAPITAL U.S. INVESTMENT GRADE CORPORATE INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utilities and financial issuers. The index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

DOW JONES GLOBAL AGGRESSIVE PORTFOLIO INDEX(SM), DOW JONES GLOBAL MODERATE PORTFOLIO INDEX(SM) AND DOW JONES GLOBAL MODERATELY CONSERVATIVE PORTFOLIO INDEX(SM) measure the performance of aggressive, moderate and conservative portfolios based on incremental levels of potential risk. The indexes are designed to systematically measure various levels of risk relative to the risk of a global all-stock index. The Dow Jones ("DJ") Global Aggressive Portfolio Index measures the risk of a portfolio with 100% exposure to equity securities; the DJ Global Moderate Portfolio Index measures the risk of a portfolio with 60% exposure to equity securities; and the DJ Global Moderately Conservative Portfolio Index measures the risk of a portfolio with 40% exposure to equity securities.

MERRILL LYNCH 1-10 YEAR U.S. TREASURY INDEX is an unmanaged index of fixed-rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 10 years.

MERRILL LYNCH U.S. 3-MONTH TREASURY BILL INDEX is comprised of a single outstanding U.S. Treasury 3-Month Bill purchased at the beginning of the month and held for a full month and at the end of the month (the rebalance date) the issue is sold and rolled into a newly selected issue that matures closest to, but not beyond, three months from the rebalance date.

MSCI EAFE(R) INDEX (EUROPE, AUSTRALASIA, FAR EAST) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. As of June 2009, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

MSCI EMERGING MARKETS INDEX(SM) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of June 2009, the MSCI Emerging

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
DEFINITION OF INDICES -- CONTINUED

Markets Index consisted of the following 25 emerging market country indices:
Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2000(R) GROWTH INDEX measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000(R) VALUE INDEX measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

STANDARD & POOR'S 500 INDEX (S&P 500(R)) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

THE DOW JONES INDICES ARE A SERVICE MARK OF DOW JONES & COMPANY, INC.

EAFE AND MSCI ARE TRADEMARKS OF MORGAN STANLEY CAPITAL INTERNATIONAL.

BARCLAYS CAPITAL U.S. INTERMEDIATE GOVERNMENT/CREDIT INDEX AND BARCLAYS CAPITAL U.S. INVESTMENT GRADE CORPORATE INDEX (C) BARCLAYS CAPITAL.

THE RUSSELL INDICES ARE TRADEMARKS OF FRANK RUSSELL COMPANY.

S&P INDICES ARE A REGISTERED TRADEMARK OF STANDARD & POOR'S CORPORATION, INC., A DIVISION OF THE MCGRAW-HILL COMPANIES.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

     Most stocks posted losses for the Asset Allocation Funds' fiscal year ended June 30, 2009. For the year, the Russell 3000 Index, Russell 1000 Index and Russell 2000 Index, representing broad market equities, large-cap equities and small-cap equities, were down -26.6%, -26.7%, and -25.0%, respectively. Beginning in January 2009, the U.S. economy began to show tentative signs of life, as stocks rose, jobless claims dropped, and consumer confidence increased. Total returns for the Russell 3000, Russell 1000 and Russell 2000 Indices for the period January 1 through June 30, 2009, were 4.2%, 4.3%, and 2.6%, respectively.

     During the Funds' fiscal year, small-cap equities declined a little less than large-cap equities, as shown by a -25.0% loss for the Russell 2000 Index and the -26.7% drop for the Russell 1000 Index. For the 2009 calendar year-to-date period, small-caps underperformed large-caps, with the Russell 2000 Index up 2.6% and the Russell 1000 Index up 4.3%. During the Funds' fiscal year, growth stocks out-performed value stocks; the Russell 3000 Growth Index declined -24.5% and Russell 3000 Value Index declined -28.7%.

     Cyclical exposure paid off during the quarter ended June 30, 2009, with Financials, Technology, Industrials, and Consumer Discretionary leading the Standard & Poor's 500 Index, while Telecommunications, Healthcare, Utilities, and Consumer Staples underperformed. Even though large-cap Financials performed very well, small-cap Financials were the second worst performing sector in the Russell 2000 Index for the quarter ended June 30, 2009.

     Although market strategists and commentators seem to alert us every day to the inflationary implications of current policy actions--and we agree with such warnings about the policy--inflation doesn't seem a likely near-term concern. The headline Consumer Price Index (CPI) declined 1.3% for the 12-month period ended May 2009. This was the biggest decline in 58 years, and was due to a 27% decline in energy prices. Core inflation (excluding food and energy) was up only 1.8% for the year ended May 2009. Wholesale prices, as measured by the Producer Price Index (PPI), declined by 5% year-over-year as of May 2009, which was also the biggest drop in more than 50 years.

     The ongoing debate over government programs is pervasive in the press: Is the stimulus enough to revive the economy or is it so excessive that it will create a major inflationary uptrend? With ample slack in the economy, any return to a high inflation rate is not likely in the near-term. While low-priced, lower-quality stocks outperformed through May, the month of June returned to a more cautious view, with defensive companies outperforming. Investors placed more credence in a double-dip recession scenario, as government stimulus may only create temporary demand growth, and the weight of continued employment losses may eventually put the prospect of economic rebound in 2010 at risk.

     We believe there are initial signs that the economy is, or soon will be, in recovery mode. These include a potential second-half bottoming in the housing market, an expansion of auto production from currently depressed rates, stimulus-driven strength in personal income, and a gradual upturn in consumer and business confidence. Based on what seems like a large amount of "slack" (i.e., ample supply) in the "labor" and "capital" factors of production, any real inflationary threat seems some time away.

WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND

     Institutional Shares of Wilmington Aggressive Asset Allocation Fund (the "Aggressive Fund" or "Fund") recorded a total return of -30.63% for the 12 months ended June 30, 2009. Obviously painful in absolute terms, the Fund's performance was also disappointing in relation to the results of its benchmarks. The Dow Jones Global Aggressive Portfolio Index (the "DJ Aggressive Index"), the Fund's primary benchmark, which includes a mix of equities from the United States, developed international markets, and emerging markets, fell less than the Fund, returning -26.72%. The S&P 500 Index, which is dominated by large-capitalization

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

U.S. companies, also declined less than the Fund, returning -26.21%. The Aggressive Fund's performance when measured against its Lipper Multi-Cap Core Funds universe was below average for the one-year period and placed in the 80th percentile out of 759 funds, but was considerably better for the 3-year period placing in the 45th percentile out of 611 funds and for the 5-year period placed in the 22nd percentile out of 462 funds, based on total returns as of June 30, 2009.

     Most of the damage occurred during the first half of the fiscal year. During that period, the Fund held up better than the DJ Aggressive Index but declined more than the S&P 500 Index, as virtually all risky assets fell sharply and in unison, temporarily neutering the benefits of diversification among risky assets. After equity markets reached a bottom in March, the situation reversed itself; through the end of June, the Fund outpaced the S&P 500 Index but lagged the more aggressive Dow Jones Index. The absolute returns of the Fund rebounded to strong levels, along with the prices of most risky assets.

     There are two primary drivers of the Aggressive Fund's relative performance--the asset allocation decisions we make and the success or failure of active money managers who sub-advise portions of the underlying mutual funds. On balance, our asset allocation decisions hindered the Fund during the 12 months ended June 30, while the performance of the underlying active managers neither helped nor hurt the Fund to any meaningful degree. We'll return to our asset allocation decisions in a moment.

     First, we note that the Fund's long-term performance remains relatively strong, thanks largely to our asset allocation policies. The Fund held up better than the S&P 500 Index during both the three- and five-year periods ended June
30. It fared better than a little more than half of competing funds (340 of 611) during the last three years and better than nearly four out of five competitors (361 of 462 funds) during the last five years. Since the Fund's inception in July 2003, it has returned 2.51%, annualized, topping both the S&P 500 Index and the average multi-cap core fund. We are not surprised that the Aggressive Fund lagged the DJ Aggressive Index during all of those periods. An equal-weighting scheme leaves that index significantly "overweighted" in small- and mid-cap U.S. stocks (among other asset classes), relative to the overall market. The asset allocations of our Fund do not mirror the various capitalizations of market segments--we deviate from the market in an effort to enhance returns and control risk over time--but our allocations typically are closer to capitalization-weighted than equal-weighted. In any event, we remain comfortable with our short-term (tactical) and long-term (strategic) asset allocations.

     Throughout fiscal 2009, we effectively invested roughly 17% to 20% of the Fund's assets in inflation-linked bonds (ILBs) and real estate- and commodity-related securities. This exposure, obtained by holding shares in Wilmington Multi-Manager Real Asset Fund (the "Real Asset Fund"), proved detrimental as we chose the wrong time (March to June) to emphasize ILBs. In particular, we reduced our exposure to real estate-related securities and increased our ILB exposure, only to see the former asset class, measured by the S&P Global Developed Property Index (hedged), return 45.5%, and the latter, measured by the Barclays Capital World Government ILB Index (hedged), return just 6.2%. Our investment of a portion of the Aggressive Fund in real assets reflects our determination not to be complacent about unanticipated inflation. The point of the Fund, after all, is to grow your wealth faster than the rate of inflation over extended periods. Our stake in real assets also reflects the fact that we are not slaves to any benchmark as we pursue our investment objective of long-term capital appreciation. On the upside, another asset allocation decision--to commit approximately 10% of the Aggressive Fund's assets to corporate bonds--benefited the Fund. We maintained this stake for only a period of months, reducing it to 5% of assets by June 30, but our timing proved to be good, as the yields of corporate bonds declined and their prices rose.

     The following performance table compares the performance of the Institutional and A Shares of the Aggressive Fund and its predecessor, the Aggressive Allocation CTF (a common trust fund), with that of the DJ Aggressive Index and the S&P 500 Index, since the commencement of operations of the Aggressive

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

Allocation CTF on July 15, 2003 through June 30, 2009. The Aggressive Allocation CTF's performance (7/15/03-3/15/06) has been restated to reflect the annual deduction of fees and expenses applicable to Institutional and A Shares of the Aggressive Fund (i.e., restated to reflect class-specific expenses and including contractual investment adviser reimbursements to maintain expense limitations). The Aggressive Allocation CTF was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the "1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code 1986, as amended. If the Aggressive Allocation CTF had been registered under the 1940 Act, its performance may have been different.

                        AGGRESSIVE ASSET ALLOCATION FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

                               (PERFORMANCE GRAPH)

                                                   Aggressive Asset
                                                      Allocation        Aggressive Asset
            S&P 500(R)   Dow Jones Aggressive   Fund -- Institutional    Allocation Func
               Index        Portfolio Index             Shares              -A Shares
            ----------   --------------------   ---------------------   ----------------
7/15/2003      10000             10000                  10000                  9650
6/30/2004      11594             12531                  11840                 11381
6/30/2005      12327             14148                  13104                 12549
6/30/2006      13391             16657                  14899                 14217
6/30/2007      16148             20530                  17619                 16778
6/30/2008      14029             18216                  16713                 15878
6/30/2009      10352             13350                  11594                 10990

                        AGGRESSIVE ASSET ALLOCATION FUND

                                                Average Annual Total Returns
                                        -------------------------------------------
                                                                SINCE       SINCE
                                                              INCEPTION   INCEPTION
                                                               DATE OF      DATE OF
                                                               DEC. 20,    JULY 15,
                                        1 YEAR   5 YEARS(1)    2005 (2)    2003 (1)
                                        ------   ----------   ---------   ---------
Aggressive Fund
   -- Institutional Shares              -30.63%    -0.42%       -5.29%      2.51%
   -- A Shares (with sales charge)(3)   -33.23%    -1.41%       -6.45%      1.60%
   -- A Shares at NAV                   -30.79%    -0.70%       -5.51%      2.20%
DJ Aggressive Index                     -26.72%     1.27%       -4.61%      4.96%
S&P 500 Index                           -26.21%    -2.24%       -6.55%      0.58%

Fund Expense Ratios(4): Institutional Shares - 1.33% (gross) & 1.32% (net), A
                        Shares - 1.58% (gross) & 1.57% (net)

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

----------
     THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL AND A SHARES OF THE AGGRESSIVE FUND FOR THE PERIOD JULY 15, 2003 THROUGH JUNE 30, 2009, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

     PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

     AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) THE 5 YEARS AND SINCE INCEPTION RETURNS FOR THE PERIOD JULY 15, 2003 (COMMENCEMENT OF OPERATIONS FOR THE AGGRESSIVE ALLOCATION CTF) THROUGH JUNE 30, 2009 INCLUDE THE RESTATED PERFORMANCE OF THE AGGRESSIVE ALLOCATION CTF THROUGH MARCH 15, 2006.

(2) THE SINCE INCEPTION RETURNS FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS FOR THE AGGRESSIVE FUND) THROUGH JUNE 30, 2009 REFLECT THE PERIOD THE AGGRESSIVE FUND HAS OPERATED AS A MUTUAL FUND.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(4) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2008 AND WILL DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT. NET EXPENSES ARE REDUCED BY CONTRACTUAL AND VOLUNTARY FEE WAIVER AGREEMENTS AND GROSS EXPENSES DO NOT REFLECT THE FEE WAIVERS. EXPENSE RATIOS SHOWN ALSO INCLUDE ACQUIRED FUND FEES AND EXPENSES NOT INCLUDED IN THE FINANCIAL HIGHLIGHTS TABLE.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

WILMINGTON MODERATE ASSET ALLOCATION FUND

     Institutional Shares of Wilmington Moderate Asset Allocation Fund (the "Moderate Fund" or "Fund") recorded a total return of -17.62% for the 12 months ended June 30, 2009. Obviously painful in absolute terms, the Fund's performance was also disappointing in relation to the results of its benchmarks. The Dow Jones Global Moderate Portfolio Index (the "DJ Moderate Index"), the Fund's primary benchmark, which includes a mix of equities from the United States, developed international markets, and emerging markets, as well as bonds, fell less than the Fund, returning -14.76%. The Fund's blended index benchmark, a mix of 60% S&P 500 Index and 40% Barclays Capital U.S. Intermediate Government/Credit Index, also declined less than the Fund, returning -14.12%. The Moderate Fund's performance when measured against its Lipper Mixed-Asset Target Allocation Moderate Funds universe was disappointing for the 1-year period and placed in the 72nd percentile out of 513 funds and was better for the 3-year period placing in the 45th percentile out of 383 funds and for the 5-year period placing in the 25th percentile out of 293 funds, based on total returns as of June 30, 2009.

     Most of the damage occurred during the first half of the fiscal year. During that period, the Fund held up better than the DJ Moderate Index but declined more than the blended index benchmark, as virtually all risky assets fell sharply and in unison, temporarily neutering the benefits of diversification among risky assets. After equity markets reached a bottom in March, the situation reversed itself; through the end of June, the Fund outpaced the blended index benchmark but lagged the more aggressive Dow Jones index. The absolute returns of the Fund rebounded to strong levels, along with the prices of most risky assets.

     There are two primary drivers of the Moderate Fund's relative performance--the asset allocation decisions we make and the success or failure of active money managers who sub-advise portions of the underlying mutual funds. On balance, our asset allocation decisions hindered the Fund during the 12 months ended June 30, but our Fixed Income Group steered an underlying bond fund to a strong result. We'll return to those subjects in a moment.

     First, we note that the Moderate Fund's long-term performance remains relatively strong, thanks largely to our asset allocation policies. The Fund held up better than its blended index benchmark during the five-year period ended June 30. It fared better than a little more than 75% of competing funds (220 of 293) during the last five years. Since the Fund's inception in July 2003, it has returned 3.08%, annualized, topping both its blended index benchmark and the average competing fund. We are not surprised that the Moderate Fund lagged the DJ Moderate Index during all of those periods. An equal-weighting scheme leaves that index significantly "overweighted" in small- and mid-cap U.S. stocks (among other asset classes), relative to the overall market. The asset allocations of our Fund do not mirror the various capitalizations of market segments--we deviate from the market in an effort to enhance returns and control risk over time--but our allocations typically are closer to capitalization-weighted than equal-weighted. In any event, we remain comfortable with our short-term (tactical) and long-term (strategic) asset allocations.

     Throughout fiscal 2009, we effectively invested roughly 12% to 15% of the Fund's assets in inflation-linked bonds (ILBs) and real estate- and commodity-related securities. This exposure, obtained by holding shares in Wilmington Multi-Manager Real Asset Fund (the "Real Asset Fund"), proved detrimental as we chose the wrong time (March to June) to emphasize ILBs. In particular, we reduced our exposure to real estate-related securities and increased our ILB exposure, only to see the former asset class, measured by the S&P Global Developed Property Index (hedged), return 45.5%, and the latter, measured by the Barclays Capital World Government ILB Index (hedged), return just 6.2%. Our investment of a portion of the Moderate Fund in real assets reflects our determination not to be complacent about unanticipated inflation. The point of the Fund, after all, is to grow your wealth faster than the rate of inflation over extended periods. Our stake in real assets also reflects the fact that we are not slaves to any benchmark as

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

we pursue our investment objective of long-term capital appreciation with current income. On the upside, another asset allocation decision--to commit approximately 10% of the Moderate Fund's assets to corporate bonds--benefited the Fund. We maintained this stake for only a period of months, reducing it to 5% of assets by June 30, but our timing proved to be good, as the yields of corporate bonds declined and their prices rose.

     As noted, our Fixed Income Group led one of the underlying funds, Wilmington Short/Intermediate-Term Bond Fund (the "Short/Intermediate Fund"), to a strong result during the fiscal year. Institutional Shares in the Short/Intermediate Fund returned 8.47%, comfortably outpacing the 5.27% return of its primary benchmark, the Barclays Capital Intermediate Government/Credit Index. We invested roughly one-third of the Moderate Fund's assets in the Short/Intermediate Fund throughout the 12 months ended June 30.

     The following table compares the performance of Institutional and A Shares of the Moderate Fund and its predecessor, the Moderate Allocation CTF (a common trust fund), with that of the DJ Moderate Index and a Blended Index consisting of the weighted return of 60% of the S&P 500 Index and 40% Barclays Capital Intermediate Government/Credit Index, since the commencement of operations of the Moderate Allocation CTF on July 15, 2003 through June 30, 2009. The Moderate Allocation CTF's performance (7/15/03-3/15/06) has been restated to reflect the annual deduction of fees and expenses applicable to Institutional and A Shares of the Moderate Fund (i.e., restated to reflect class-specific expenses and including contractual investment adviser reimbursements to maintain expense limitations). The Moderate Allocation CTF was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the "1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Moderate Allocation CTF had been registered under the 1940 Act, its performance may have been different.

                         MODERATE ASSET ALLOCATION FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

                              (PERFORMANCE GRAPH)

               Moderate Asset                           Blended Index; 60%
                 Allocation         Moderate Asset      S&P 500(R) and 40%
            Fund - Institutional      Allocation       Lehman Intermediate     Dow Jones Moderate
                   Shares          Fund - A Shares   Government/Credit Index     Portfolio Index
            --------------------   ---------------   -----------------------   ------------------
7/15/2003           10000                9650                 10000                  10000
6/30/2004           10992               10576                 10985                  11797
6/30/2005           12023               11525                 11623                  13036
6/30/2006           13032               12439                 12215                  14330
6/30/2007           14643               13936                 13987                  16449
6/30/2008           14545               13809                 13268                  15865
6/30/2009           11982               11346                 11395                  13524

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

                         MODERATE ASSET ALLOCATION FUND

                                                Average Annual Total Returns
                                        -------------------------------------------
                                                                SINCE       SINCE
                                                              INCEPTION   INCEPTION
                                                               DATE OF      DATE OF
                                                               DEC. 20,    JULY 15,
                                        1 YEAR   5 YEARS(1)    2005 (2)    2003 (1)
                                        ------   ----------   ---------   ---------
Moderate Fund
   -- Institutional Shares              -17.62%     1.74%       -1.33%      3.08%
   -- A Shares (with sales charge)(3)   -20.68%     0.69%       -2.60%      2.14%
   -- A Shares at NAV                   -17.83%     1.42%       -1.62%      2.75%
DJ Moderate Index                       -14.76%     2.77%       -0.74%      5.19%
Blended Index: 60% S&P 500
   Index and 40% Barclays Capital
   Intermediate Government/Credit
   Index                                -14.12%     0.74%       -1.63%      2.21%
S&P 500 Index                           -26.21%    -2.24%       -6.55%      0.58%
Barclays Capital Intermediate
   Government/Credit Index                5.27%     4.57%        5.21%      4.04%

Fund Expense Ratios(4): Institutional Shares - 1.37% (gross) & 1.33% (net), A
                        Shares - 1.62% (gross) & 1.58% (net)

----------
     THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES AND A SHARES OF THE MODERATE FUND FOR THE PERIOD JULY 15, 2003 THROUGH JUNE 30, 2009, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

     PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

     AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) THE 5 YEARS AND SINCE INCEPTION RETURNS FOR THE PERIOD JULY 15, 2003 (COMMENCEMENT OF OPERATIONS FOR THE MODERATE ALLOCATION CTF) THROUGH JUNE 30, 2009 INCLUDE THE RESTATED PERFORMANCE OF THE MODERATE ALLOCATION CTF THROUGH MARCH 15, 2006.

(2) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS FOR THE MODERATE FUND) THROUGH JUNE 30, 2009 REFLECT THE PERIOD THE MODERATE FUND HAS OPERATED AS A MUTUAL FUND.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(4) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2008 AND WILL DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT. NET EXPENSES ARE REDUCED BY CONTRACTUAL AND VOLUNTARY FEE WAIVER AGREEMENTS AND GROSS EXPENSES DO NOT REFLECT THE FEE WAIVERS. EXPENSE RATIOS SHOWN ALSO INCLUDE ACQUIRED FUND FEES AND EXPENSES NOT INCLUDED IN THE FINANCIAL HIGHLIGHTS TABLE.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND

     Institutional Shares of Wilmington Conservative Asset Allocation Fund (the "Conservative Fund" or "Fund") recorded a total return of -10.30% for the 12 months ended June 30, 2009. Disappointing in absolute terms, the Fund's performance also lagged the results of its benchmarks. The Dow Jones Global Moderately Conservative Portfolio Index (the "DJ Moderately Conservative Index"), the Fund's primary benchmark, which includes a mix of equities from the United States, developed international markets, and emerging markets, as well as bonds, fell a little less than the Fund, returning -8.18%. The Fund's blended index benchmark, a mix of 40% S&P 500 Index and 60% Barclays Capital U.S. Intermediate Government/Credit Index, also declined less than the Fund, returning -7.81%. The Conservative Fund's performance when measured against its Lipper Mixed-Asset Target Allocation Conservative Funds universe was disappointing for the 1-year period and placed in the 63rd percentile out of 424 funds and was better for the 3-year period placing in the 40th percentile out of 347 funds and for the 5-year period placing in the 21st percentile out of 209 funds, based on total returns as of June 30, 2009.

     Most of the damage occurred during the first half of the fiscal year. During that period, the Fund held up better than the DJ Moderately Conservative Index but declined more than the blended index benchmark, as virtually all risky assets fell sharply and in unison, temporarily neutering the benefits of diversification among risky assets. After equity markets reached a bottom in March, the situation reversed itself; through the end of June, the Fund outpaced the blended index benchmark but lagged the more aggressive Dow Jones Index. The absolute returns of the Fund rebounded to strong levels, along with the prices of most risky assets.

     There are two primary drivers of the Conservative Fund's relative performance--the asset allocation decisions we make and the success or failure of active money managers who sub-advise portions of the underlying mutual funds. On balance, our asset allocation decisions hindered the Fund during the 12 months ended June 30, but our Fixed Income Group steered an underlying bond fund to a strong result. We'll return to those subjects in a moment.

     First, we note that the Conservative Fund's long-term performance remains relatively strong, thanks largely to our asset allocation policies. The Fund held up better than its blended index benchmark during the five-year period ended June 30. It fared better than four out of five competing funds (166 of 209) during the last five years. Since the Fund's inception in September 2003, it has returned 3.18%, annualized, topping both its blended index benchmark and the average competing fund. We are not surprised that the Conservative Fund lagged the DJ Moderately Conservative Index during all of those periods. An equal-weighting scheme leaves that index significantly "overweighted" in small- and mid-cap U.S. stocks (among other asset classes), relative to the overall market. The asset allocations of our Fund do not mirror the various capitalizations of market segments--we deviate from the market in an effort to enhance returns and control risk over time--but our allocations typically are closer to capitalization-weighted than equal-weighted. In any event, we remain comfortable with our short-term (tactical) and long-term (strategic) asset allocations.

     Throughout fiscal 2009, we effectively invested roughly 12% to 15% of the Fund's assets in inflation-linked bonds (ILBs) and real estate- and commodity-related securities. This exposure, obtained by holding shares in Wilmington Multi-Manager Real Asset Fund (the "Real Asset Fund"), proved detrimental as we chose the wrong time (March to June) to emphasize ILBs. In particular, we reduced our exposure to real estate-related securities and increased our ILB exposure, only to see the former asset class, measured by the S&P Global Developed Property Index (hedged), return 45.5%, and the latter, measured by the Barclays Capital World Government ILB Index (hedged), return just 6.2%. Our investment of a portion of the Conservative Fund in real assets reflects our determination not to be complacent about unanticipated

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

inflation. Our stake in real assets also reflects the fact that we are not slaves to any benchmark as we pursue our investment objective of earning current income while preserving capital. On the upside, another asset allocation decision--to commit approximately 10% of the Conservative Fund's assets to corporate bonds--benefited the Fund. We maintained this stake for only a period of months, reducing it to 5% of assets by June 30, but our timing proved to be good, as the yields of corporate bonds declined and their prices rose.

     As noted, our Fixed Income Group led one of the underlying funds, Wilmington Short/Intermediate-Term Bond Fund (the "Short/Intermediate Fund"), to a strong result during the fiscal year. Institutional Shares in the Short/Intermediate Fund returned 8.47%, comfortably outpacing the 5.27% return of its primary benchmark, the Barclays Capital Intermediate Government/Credit Index. We invested roughly 55% of the Conservative Fund's assets in the Short/Intermediate Fund throughout the 12 months ended June 30.

     The following table compares the performance of Institutional and A Shares of the Conservative Fund and its predecessor, the Conservative Allocation CTF (a common trust fund), with that of the DJ Moderately Conservative Index and a Blended Index consisting of the weighted return of 40% of the S&P 500 Index and 60% Barclays Capital Intermediate Government/Credit Index, since the commencement of operations of the Conservative Allocation CTF (September 1, 2003) through June 30, 2009. The Conservative Allocation CTF's performance (9/1/03-3/15/06) has been restated to reflect the annual deduction of fees and expenses applicable to Institutional and A Shares of the Conservative Fund (i.e., restated to reflect class-specific expenses and including contractual investment adviser reimbursements to maintain expense limitations). The Conservative Allocation CTF was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the "1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Conservative Allocation CTF had been registered under the 1940 Act, its performance may have been different.

                       CONSERVATIVE ASSET ALLOCATION FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

                               (PERFORMANCE GRAPH)

                                                       Conservative
            Blended Index   Dow Jones   Conservative     A- Shares
            -------------   ---------   ------------   ------------
 9/1/2003       10000         10000         10000           9650
6/30/2004       10735         11157         10585          10176
6/30/2005       11326         12189         11382          10904
6/30/2006       11703         12863         12013          11478
6/30/2007       13054         14100         13168          12545
6/30/2008       12919         14245         13376          12714
6/30/2009       11911         13081         11999          11370

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
PRESIDENT'S MESSAGE -- CONTINUED

                       CONSERVATIVE ASSET ALLOCATION FUND

                                                 Average Annual Total Returns
                                         -------------------------------------------
                                                                  SINCE      SINCE
                                                                INCEPTION  INCEPTION
                                                                 DATE OF    DATE OF
                                                                 DEC. 20,   SEPT. 1,
                                         1 YEAR   5 YEARS (1)    2005 (2)   2003 (1)
                                         ------   -----------   ---------  ---------
Conservative Fund
   -- Institutional Shares               -10.30%      2.54%        0.69%     3.18%
   -- A Shares (with sales charge) (3)   -13.68%      1.52%       -0.56%     2.23%
   -- A Shares at NAV                    -10.57%      2.24%        0.44%     2.85%
DJ Moderately Conservative Index          -8.18%      3.23%        1.06%     4.71%
Blended Index: 40% S&P 500
   Index and 60% Barclays Capital
   Intermediate Government/Credit
   Index                                  -7.81%      2.10%        0.72%     3.04%
Barclays Capital Intermediate
   Government/Credit Index                 5.27%      4.57%        5.21%     4.34%
S&P 500 Index                            -26.21%     -2.24%       -6.55%     0.58%

Fund Expense Ratios(4): Institutional Shares - 2.18% (gross) & 1.25% (net),
                        A Shares - 2.43% (gross) & 1.50% (net)

----------
     THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL AND A SHARES OF THE CONSERVATIVE FUND FOR THE PERIOD SEPTEMBER 1, 2003 THROUGH JUNE 30, 2009, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

     PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

     AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) THE FIVE YEARS AND SINCE INCEPTION RETURNS FOR THE PERIOD SEPTEMBER 1, 2003 (COMMENCEMENT OF OPERATIONS FOR THE CONSERVATIVE ALLOCATION CTF) THROUGH JUNE 30, 2009 INCLUDE THE RESTATED PERFORMANCE OF THE CONSERVATIVE ALLOCATION CTF THROUGH MARCH 15, 2006.

(2) THE SINCE INCEPTION RETURNS FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS FOR THE CONSERVATIVE FUND) THROUGH JUNE 30, 2009 REFLECT THE PERIOD THE CONSERVATIVE FUND HAS OPERATED AS A MUTUAL FUND.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(4) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2008 AND WILL DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT. NET EXPENSES ARE REDUCED BY CONTRACTUAL AND VOLUNTARY FEE WAIVER AGREEMENTS AND GROSS EXPENSES DO NOT REFLECT THE FEE WAIVERS. EXPENSE RATIOS SHOWN ALSO INCLUDE ACQUIRED FUND FEES AND EXPENSES NOT INCLUDED IN THE FINANCIAL HIGHLIGHTS TABLE.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS

     We thank you for your investment in the Wilmington Funds, and we look forward to reporting to you again six months hence. If you would like additional information on the Funds in the meantime, we invite you to visit www.wilmingtonfunds.com, or to consult your financial advisor.

                                        Sincerely,


                                        /s/ John J. Kelley

                                        John J. Kelley
                                        President

July 24, 2009

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEB SITE AT WWW.WILMINGTONFUNDS.COM. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR. KELLEY'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
EXPENSE DISCLOSURE

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The Expense Tables below illustrate your Fund's costs in two ways.

     - ACTUAL FUND RETURN AND EXPENSES. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     - HYPOTHETICAL 5% RETURN AND EXPENSES. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
EXPENSE DISCLOSURE -- CONTINUED

FOR THE PERIOD JANUARY 1, 2009 TO JUNE 30, 2009

EXPENSE TABLES

                                                          BEGINNING     ENDING                 EXPENSES
                                                           ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                                            VALUE       VALUE       EXPENSE     DURING
                                                            1/1/09     6/30/09       RATIO      PERIOD*
                                                          ---------   ---------   ----------   --------
AGGRESSIVE ASSET ALLOCATION FUND -- INSTITUTIONAL
   SHARES (1)
Actual Fund Return ....................................   $1,000.00   $1,057.40      0.44%      $2.24
Hypothetical 5% Return Before Expenses ................    1,000.00    1,022.58      0.44%       2.21
AGGRESSIVE ASSET ALLOCATION FUND -- A SHARES (1)
Actual Fund Return ....................................   $1,000.00   $1,056.30      0.69%      $3.52
Hypothetical 5% Return Before Expenses ................    1,000.00    1,021.33      0.69%       3.46
MODERATE ASSET ALLOCATION FUND -- INSTITUTIONAL
   SHARES (1)
Actual Fund Return ....................................   $1,000.00   $1,050.30      0.50%      $2.54
Hypothetical 5% Return Before Expenses ................    1,000.00    1,022.28      0.50%       2.51
MODERATE ASSET ALLOCATION FUND -- A SHARES (1)
Actual Fund Return ....................................   $1,000.00   $1,049.20      0.75%      $3.81
Hypothetical 5% Return Before Expenses ................    1,000.00    1,021.08      0.75%       3.77
CONSERVATIVE ASSET ALLOCATION FUND -- INSTITUTIONAL
   SHARES (1)
Actual Fund Return ....................................   $1,000.00   $1,041.90      0.50%      $2.53
Hypothetical 5% Return Before Expenses ................    1,000.00    1,022.28      0.50%       2.51
CONSERVATIVE ASSET ALLOCATION FUND -- A SHARES (1)
Actual Fund Return ....................................   $1,000.00   $1,039.60      0.75%      $3.79
Hypothetical 5% Return Before Expenses ................    1,000.00    1,021.08      0.75%       3.77

----------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(1) The Funds invest a substantial portion of their assets in other funds, which are registered investment companies. In addition to the expenses reflected above, the Funds also indirectly bear fees and expenses charged by the other funds.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
DISCLOSURE OF PORTFOLIO HOLDINGS

PORTFOLIO HOLDINGS

JUNE 30, 2009

The following tables present a summary of the portfolio holdings of each of the Wilmington Asset Allocation Funds as a percentage of its total investments.

AGGRESSIVE ASSET ALLOCATION FUND
Affiliated Investment Companies
   International Equity Fund ..........................     40.0%
   U.S. Equity Funds ..................................     38.2%
   Real Asset Fund ....................................     17.1%
Non-Affiliated Investment Companies
   Fixed Income Fund ..................................      4.7%
                                                           ------
                                                           100.0%
                                                           ======

MODERATE ASSET ALLOCATION FUND
Affiliated Investment Companies
   Fixed Income Fund ..................................     34.9%
   U.S. Equity Funds ..................................     22.9%
   International Equity Fund ..........................     19.7%
   Real Asset Fund ....................................     11.9%
Non-Affiliated Investment Companies
   Fixed Income Funds ....................................  10.6%
                                                           ------
                                                           100.0%
                                                           ======

CONSERVATIVE ASSET ALLOCATION FUND
Affiliated Investment Companies
   Fixed Income Fund ..................................     55.5%
   International Equity Fund ..........................     12.9%
   Real Asset Fund ....................................     12.1%
   U.S. Equity Funds ..................................     10.1%
Non-Affiliated Investment Companies
   Fixed Income Fund ..................................      9.4%
                                                           ------
                                                           100.0%
                                                           ======

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
AGGRESSIVE ASSET ALLOCATION FUND
INVESTMENTS / JUNE 30, 2009

(Showing Percentage of Net Assets)

                                                                         VALUE
                                                            SHARES      (NOTE 2)
                                                          ---------   -----------
AFFILIATED INVESTMENT COMPANIES++ -- 95.0%
      Wilmington Multi-Manager
         International Fund ...........................   4,085,909   $21,941,330
      Wilmington Multi-Manager
         Large-Cap Fund ...............................   1,849,695    15,925,870
      Wilmington Multi-Manager
         Real Asset Fund ..............................     806,537     9,363,897
      Wilmington Prime Money
         Market Fund ..................................      14,505        14,505
      Wilmington Small-Cap
         Strategy Fund ................................     757,346     4,975,764
                                                                      -----------
   TOTAL AFFILIATED INVESTMENT COMPANIES
      (COST $64,238,127)                                               52,221,366
                                                                      -----------
NON-AFFILIATED INVESTMENT COMPANIES -- 4.6%
      Vanguard High-Yield
         Corporate Fund -
         Admiral Shares
         (Cost $2,312,880) ............................     521,891     2,557,265
                                                                      -----------
   TOTAL NON-AFFILIATED
      INVESTMENT COMPANIES
      (COST $2,312,880) ...............................                 2,557,265
                                                                      -----------
TOTAL INVESTMENTS -- 99.6%
   (Cost $66,551,007)+ ................................                54,778,631
OTHER ASSETS IN EXCESS
   OF LIABILITIES -- 0.4% .............................                   208,883
                                                                      -----------
NET ASSETS -- 100.0% ..................................               $54,987,514
                                                                      ===========

----------
++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

+ The cost for Federal income tax purposes is $75,876,275. At June 30, 2009, net unrealized depreciation was $21,097,644. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $244,384 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $21,342,028.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS

MODERATE ASSET ALLOCATION FUND

INVESTMENTS / JUNE 30, 2009

(Showing Percentage of Net Assets)

                                                                         VALUE
                                                            SHARES      (NOTE 2)
                                                          ---------   -----------
AFFILIATED INVESTMENT COMPANIES++ -- 89.4%
      Wilmington Multi-Manager
         International Fund ...........................     969,510   $ 5,206,270
      Wilmington Multi-Manager
         Large-Cap Fund ...............................     547,520     4,714,148
      Wilmington Multi-Manager
         Real Asset Fund ..............................     271,103     3,147,506
      Wilmington Short/
         Intermediate-Term
         Bond Fund ....................................     882,443     9,230,349
      Wilmington Small-Cap
         Strategy Fund ................................     199,792     1,312,637
                                                                      -----------
   TOTAL AFFILIATED INVESTMENT COMPANIES
      (COST $26,970,906)                                               23,610,910
                                                                      -----------
NON-AFFILIATED INVESTMENT COMPANIES -- 10.6%
      Vanguard High-Yield
         Corporate Fund -
         Admiral Shares ...............................     298,180     1,461,084
      Vanguard Intermediate-Term
         Investment Grade Fund -
         Admiral Shares ...............................     148,818     1,348,288
                                                                      -----------
   TOTAL NON-AFFILIATED
      INVESTMENT COMPANIES
      (COST $2,608,986) ...............................                 2,809,372
                                                                      -----------
TOTAL INVESTMENTS -- 100.0%
   (Cost $29,579,892)+ ................................                26,420,282
OTHER ASSETS IN EXCESS
   OF LIABILITIES -- --% ..............................                     4,305
                                                                      -----------
NET ASSETS -- 100.0% ..................................               $26,424,587
                                                                      ===========

----------
++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

+ The cost for Federal income tax purposes is $30,741,071. At June 30, 2009, net unrealized depreciation was $4,320,789. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $676,276 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $4,997,065.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
CONSERVATIVE ASSET ALLOCATION FUND
INVESTMENTS / JUNE 30, 2009

(Showing Percentage of Net Assets)

                                                                         VALUE
                                                            SHARES      (NOTE 2)
                                                          ---------   -----------
AFFILIATED INVESTMENT COMPANIES++ -- 90.5%
      Wilmington Multi-Manager
         International Fund ...........................     395,299   $ 2,122,756
      Wilmington Multi-Manager
         Large-Cap Fund ...............................     154,002     1,325,958
      Wilmington Multi-Manager
         Real Asset Fund ..............................     171,050     1,985,892
      Wilmington Short/
         Intermediate-Term
         Bond Fund ....................................     869,543     9,095,424
      Wilmington Small-Cap
         Strategy Fund ................................      49,999       328,495
                                                                      -----------
   TOTAL AFFILIATED INVESTMENT COMPANIES
      (COST $15,616,103) ..............................                14,858,525
                                                                      -----------
NON-AFFILIATED INVESTMENT COMPANIES -- 9.3%
      Vanguard High-Yield
         Corporate Fund -
         Admiral Shares ...............................     149,901       734,513
      Vanguard Intermediate-Term
         Investment Grade Fund -
         Admiral Shares ...............................      88,250       799,545
                                                                      -----------
   TOTAL NON-AFFILIATED
      INVESTMENT COMPANIES
      (COST $1,429,838) ...............................                 1,534,058
                                                                      -----------
TOTAL INVESTMENTS -- 99.8%
   (Cost $17,045,941)(1) ..............................                16,392,583
OTHER ASSETS IN EXCESS
   OF LIABILITIES -- 0.2% .............................                    30,053
                                                                      -----------
NET ASSETS -- 100.0% ..................................               $16,422,636
                                                                      ===========

----------
++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

(1) The cost for Federal income tax purposes is $17,466,821. At June 30, 2009, net unrealized depreciation was $1,074,238. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $421,013 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,495,251.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2009

                                                          AGGRESSIVE ASSET    MODERATE ASSET   CONSERVATIVE ASSET
                                                           ALLOCATION FUND   ALLOCATION FUND     ALLOCATION FUND
                                                          ----------------   ---------------   ------------------
ASSETS:
Investment in affiliated investment companies,
   at market value* ...................................     $ 52,221,366       $23,610,910        $14,858,525
Investment in non-affiliated investment companies, at
   market value** .....................................        2,557,265         2,809,372          1,534,058
Receivable for fund shares sold .......................          534,295                --             19,904
Receivable for investments sold .......................               --            91,040             83,540
Receivable from advisor ...............................               --             3,628              6,975
Dividends receivable ..................................           17,120            15,901              8,161
Other assets ..........................................           12,813            12,344             11,789
                                                            ------------       -----------        -----------
Total assets ..........................................       55,342,859        26,543,195         16,522,952
                                                            ------------       -----------        -----------
LIABILITIES:

Due to custodian ......................................               --            70,989             53,338
Payable for fund shares redeemed ......................          128,620             7,611             17,888
Payable for investments purchased .....................          196,000                --                 --
Other accrued expenses ................................           30,725            40,008             29,090
                                                            ------------       -----------        -----------
Total liabilities .....................................          355,345           118,608            100,316
                                                            ------------       -----------        -----------
NET ASSETS ............................................     $ 54,987,514       $26,424,587        $16,422,636
                                                            ============       ===========        ===========
NET ASSETS CONSIST OF:
Paid-in capital .......................................     $ 79,544,672       $33,475,259        $18,008,490
Undistributed net investment income ...................           36,117            51,502             11,674
Accumulated net realized loss on investments ..........      (12,820,899)       (3,942,564)          (944,170)
Net unrealized depreciation of investments ............      (11,772,376)       (3,159,610)          (653,358)
                                                            ------------       -----------        -----------
NET ASSETS ............................................     $ 54,987,514       $26,424,587        $16,422,636
                                                            ============       ===========        ===========
NET ASSETS BY SHARE CLASS:

   Institutional Shares ...............................     $ 51,822,701       $14,902,831        $13,020,686
   A Shares ...........................................        3,164,813        11,521,756          3,401,950
                                                            ------------       -----------        -----------
                                                            $ 54,987,514       $26,424,587        $16,422,636
                                                            ============       ===========        ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
   ($0.01 par value, unlimited authorized shares):
   Institutional Shares ...............................        7,595,272         1,852,360          1,440,374
   A Shares ...........................................          464,710         1,436,464            376,967

NET ASSET VALUE PER SHARE:
   Institutional Shares (net asset value (NAV),
      offering and redemption price) ..................     $       6.82       $      8.05        $      9.04
                                                            ------------       -----------        -----------
   A Shares (net asset value (NAV) and redemption
      price) ..........................................     $       6.81       $      8.02        $      9.02
                                                            ------------       -----------        -----------
   A Shares (offering price -- NAV / 0.965) ...........     $       7.06       $      8.31        $      9.35
                                                            ------------       -----------        -----------
*Investments in affiliated investment companies
   at cost ............................................     $ 64,238,127       $26,970,906        $15,616,103
**Investment in non-affiliated investment
   companies at cost ..................................     $  2,312,880       $ 2,608,986        $ 1,429,838

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2009

                                                          AGGRESSIVE ASSET    MODERATE ASSET   CONSERVATIVE ASSET
                                                           ALLOCATION FUND   ALLOCATION FUND     ALLOCATION FUND
                                                          ----------------   ---------------   ------------------
INVESTMENT INCOME:
   Dividends from affiliated investment companies .....     $  1,083,535       $   382,532        $   130,862
   Dividends from non-affiliated investment
      companies .......................................          147,825           549,437            345,464
                                                            ------------       -----------        -----------
   Total investment income ............................        1,231,360           931,969            476,326
                                                            ------------       -----------        -----------
EXPENSES:
   Administration fees ................................            7,190             4,007              1,703
   Sub-administration and accounting fees .............           26,017            21,403             21,407
   Custody fees .......................................           11,629            12,140             11,736
   Transfer agent fees ................................           30,476            26,114              6,460
   Distribution fees - A Shares .......................            7,879            31,024              8,402
   Professional fees ..................................           45,446            44,943             36,286
   Reports to shareholders ............................           17,839            18,010             13,775
   Registration fees ..................................           25,786            25,264             24,786
   Trustees' fees .....................................           29,281            29,281             29,280
   Compliance services fees ...........................            7,582             7,582              7,582
   Other ..............................................            9,632             8,398              7,331
                                                            ------------       -----------        -----------
   Total expenses before fee waivers ..................          218,757           228,166            168,748
   Expense reimbursed by Adviser ......................               --           (50,637)           (95,877)
   Sub-administration and accounting fees waived ......             (777)           (1,552)            (3,105)
                                                            ------------       -----------        -----------
   Total expenses, net ................................          217,980           175,977             69,766
                                                            ------------       -----------        -----------
   Net investment income ..............................        1,013,380           755,992            406,560
                                                            ------------       -----------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss from affiliated investment
      companies .......................................      (13,017,235)       (3,973,973)        (1,028,287)
   Net realized gain (loss) from non-affiliated
      investment companies ............................           55,323            (1,557)              (107)
   Realized gain distributions received from
      investment companies ............................        1,125,958           496,828            159,438
   Net change in unrealized appreciation
      (depreciation) of investments in investment
      companies .......................................      (11,187,000)       (4,414,788)          (555,063)
                                                            ------------       -----------        -----------
   Net loss on investments ............................      (23,022,954)       (7,893,490)        (1,424,019)
                                                            ------------       -----------        -----------
   NET DECREASE IN NET ASSETS RESULTING
      FROM OPERATIONS .................................     $(22,009,574)      $(7,137,498)       $(1,017,459)
                                                            ============       ===========        ===========

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                          AGGRESSIVE ASSET ALLOCATION FUND
                                                          --------------------------------
                                                              FOR THE          FOR THE
                                                               YEAR              YEAR
                                                               ENDED            ENDED
                                                             JUNE 30,          JUNE 30,
                                                               2009              2008
                                                          --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ..............................    $  1,013,380      $ 1,023,833
   Net realized gain (loss) from investments ..........     (11,835,954)       4,214,491
   Net change in unrealized appreciation (depreciation)
      on investments ..................................     (11,187,000)      (8,463,811)
                                                           ------------      -----------
Net decrease in net assets resulting from operations ..     (22,009,574)      (3,225,487)
                                                           ------------      -----------
Distributions to shareholders from:(1)
   Net investment income:
      Institutional Shares ............................        (925,470)        (956,426)
      A Shares ........................................         (50,769)         (70,932)
   Net realized gains:
      Institutional Shares ............................      (3,562,363)      (2,317,189)
      A Shares ........................................        (234,806)        (193,995)
                                                           ------------      -----------
Total distributions ...................................      (4,773,408)      (3,538,542)
                                                           ------------      -----------
Fund share transactions (Note 5):
   Proceeds from shares sold:
      Institutional Shares ............................      37,786,357       16,829,011
      A Shares ........................................         719,913        1,324,091
   Cost of shares issued on reinvestment of
      distributions:
      Institutional Shares ............................       3,312,030        1,578,733
      A Shares ........................................         279,201          257,708
   Cost of shares redeemed:
      Institutional Shares ............................     (21,250,879)      (8,427,630)
      A Shares ........................................        (798,099)      (1,395,626)
                                                           ------------      -----------
Net increase in net assets from Fund share
   transactions .......................................      20,048,523       10,166,287
                                                           ------------      -----------
Total increase (decrease) in net assets ...............      (6,734,459)       3,402,258
NET ASSETS:
   Beginning of Year ..................................      61,721,973       58,319,715
                                                           ------------      -----------
   End of Year ........................................    $ 54,987,514      $61,721,973
                                                           ============      ===========
Undistributed (distributions in excess of) net
   investment income ..................................    $     36,117      $      (964)
                                                           ------------      -----------

(1) For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have been reclassified to distributions from realized gains.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                          MODERATE ASSET ALLOCATION FUND
                                                          ------------------------------
                                                              FOR THE         FOR THE
                                                               YEAR             YEAR
                                                               ENDED           ENDED
                                                             JUNE 30,         JUNE 30,
                                                               2009             2008
                                                          --------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ..............................    $    755,992     $   831,718
   Net realized gain (loss) from investments ..........      (3,478,702)      1,642,278
   Net change in unrealized appreciation (depreciation)
      on investments ..................................      (4,414,788)     (2,832,283)
                                                           ------------     -----------
Net decrease in net assets resulting from operations ..      (7,137,498)       (358,287)
                                                           ------------     -----------
Distributions to shareholders from:(1)
   Net investment income:
      Institutional Shares ............................        (427,851)       (497,752)
      A Shares ........................................        (303,718)       (329,345)
   Net realized gains:
      Institutional Shares ............................        (849,354)       (538,140)
      A Shares ........................................        (633,597)       (385,873)
                                                           ------------     -----------
Total distributions ...................................      (2,214,520)     (1,751,110)
                                                           ------------     -----------
Fund share transactions (Note 5):
   Proceeds from shares sold:
      Institutional Shares ............................       4,341,342       6,775,031
      A Shares ........................................       2,082,078       3,833,605
   Cost of shares issued on reinvestment of
      distributions:
      Institutional Shares ............................         951,426         389,216
      A Shares ........................................         879,390         691,697
   Cost of shares redeemed:
      Institutional Shares ............................      (6,734,471)     (5,266,696)
      A Shares ........................................      (3,608,005)     (2,134,993)
                                                           ------------     -----------
Net increase (decrease) in net assets from Fund share
   transactions .......................................      (2,088,240)      4,287,860
                                                           ------------     -----------
Total increase (decrease) in net assets ...............     (11,440,258)      2,178,463
NET ASSETS:
   Beginning of Year ..................................      37,864,845      35,686,382
                                                           ------------     -----------
   End of Year ........................................    $ 26,424,587     $37,864,845
                                                           ============     ===========
Undistributed net investment income ...................    $     51,502     $    27,134
                                                           ------------     -----------

(1) For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have been reclassified to distributions from realized gains.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                          CONSERVATIVE ASSET ALLOCATION FUND
                                                          ----------------------------------
                                                             FOR THE           FOR THE
                                                               YEAR              YEAR
                                                              ENDED             ENDED
                                                             JUNE 30,          JUNE 30,
                                                               2009              2008
                                                          --------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ..............................     $   406,560      $   319,406
   Net realized gain (loss) from investments ..........        (868,956)         205,113
   Net change in unrealized appreciation (depreciation)
      on investments ..................................        (555,063)        (353,566)
                                                            -----------      -----------
Net increase (decrease) in net assets resulting
   from operations ....................................      (1,017,459)         170,953
                                                            -----------      -----------
Distributions to shareholders from:(1)
   Net investment income:
      Institutional Shares ............................        (303,056)        (213,728)
      A Shares ........................................         (89,843)        (102,549)
   Net realized gains:
      Institutional Shares ............................        (124,442)         (89,351)
      A Shares ........................................         (49,430)         (45,857)
                                                            -----------      -----------
Total distributions ...................................        (566,771)        (451,485)
                                                            -----------      -----------
Fund share transactions (Note 5):
   Proceeds from shares sold:
      Institutional Shares ............................       7,745,208        1,603,968
      A Shares ........................................         774,189        1,889,244
   Cost of shares issued on reinvestment of
      distributions:
      Institutional Shares ............................         353,204          272,800
      A Shares ........................................         135,917          146,119
   Cost of shares redeemed:
      Institutional Shares ............................      (2,166,743)      (1,542,317)
      A Shares ........................................      (1,670,790)        (420,602)
                                                            -----------      -----------
Net increase in net assets from Fund share
   transactions .......................................       5,170,985        1,949,212
                                                            -----------      -----------
Total increase in net assets ..........................       3,586,755        1,668,680
NET ASSETS:
   Beginning of Year ..................................      12,835,881       11,167,201
                                                            -----------      -----------
   End of Year ........................................     $16,422,636      $12,835,881
                                                            ===========      ===========
Undistributed (distributions in excess of) net
   investment income ..................................     $    11,674      $    (1,942)
                                                            -----------      -----------

(1) For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have been reclassified to distributions from realized gains.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
FINANCIAL HIGHLIGHTS

     The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                                                             FOR THE PERIOD
                                                          FOR THE YEARS ENDED JUNE 30,   DECEMBER 20, 2005 (1)
                                                          ----------------------------          THROUGH
                                                            2009      2008      2007         JUNE 30, 2006
                                                          -------   -------   --------   ---------------------
AGGRESSIVE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ................   $ 10.93   $ 12.20   $ 10.55          $ 10.00
                                                          -------   -------   -------          -------
INVESTMENT OPERATIONS:
   Net investment income(2) ...........................      0.15      0.20      0.10             0.11
   Net realized and unrealized gain (loss)
      on investments ..................................     (3.54)    (0.78)     1.81             0.50
                                                          -------   -------   -------          -------
      Total from investment operations ................     (3.39)    (0.58)     1.91             0.61
                                                          -------   -------   -------          -------
DISTRIBUTIONS:(3)
   From net investment income .........................     (0.14)    (0.20)    (0.10)           (0.06)
   From net realized gains ............................     (0.58)    (0.49)    (0.16)              --
                                                          -------   -------   -------          -------
      Total distributions .............................     (0.72)    (0.69)    (0.26)           (0.06)
                                                          -------   -------   -------          -------
NET ASSET VALUE -- END OF PERIOD ......................   $  6.82   $ 10.93   $ 12.20          $ 10.55
                                                          =======   =======   =======          =======
TOTAL RETURN ..........................................    (30.63)%   (5.14)%   18.25%            6.08%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ...................      0.40%     0.35%     0.50%            0.50%*
      Excluding expense limitations ...................      0.41%     0.36%     0.52%            1.48%*
   Net investment income ..............................      1.97%     1.67%     0.90%            1.90%*
   Portfolio turnover rate ............................        59%       23%       14%              24%**
Net assets at end of period (000 omitted) .............   $51,823   $56,985   $53,249          $23,772

----------
*    Annualized.

**   Not annualized.

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                                             FOR THE PERIOD
                                                          FOR THE YEARS ENDED JUNE 30,   DECEMBER 20, 2005 (1)
                                                          ----------------------------          THROUGH
                                                            2009      2008      2007         JUNE 30, 2006
                                                          -------   -------   --------   ---------------------
AGGRESSIVE ASSET ALLOCATION FUND -- A SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ................   $ 10.92   $ 12.19   $ 10.54          $ 10.00
                                                          -------   -------   -------          -------
INVESTMENT OPERATIONS:
   Net investment income(2) ...........................      0.12      0.17      0.08             0.11
   Net realized and unrealized gain (loss)
      on investments ..................................     (3.53)    (0.78)     1.80             0.48
                                                          -------   -------   -------          -------
      Total from investment operations ................     (3.41)    (0.61)     1.88             0.59
                                                          -------   -------   -------          -------
DISTRIBUTIONS:(3)
   From net investment income .........................     (0.12)    (0.17)    (0.07)           (0.05)
   From net realized gains ............................     (0.58)    (0.49)    (0.16)              --
                                                          -------   -------   -------          -------
      Total distributions .............................     (0.70)    (0.66)    (0.23)           (0.05)
                                                          -------   -------   -------          -------
NET ASSET VALUE -- END OF PERIOD ......................   $  6.81   $ 10.92   $ 12.19          $ 10.54
                                                          =======   =======   =======          =======
TOTAL RETURN(4) .......................................    (30.79)%   (5.37)%   18.01%            5.93%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ...................      0.65%     0.60%     0.75%            0.75%*
      Excluding expense limitations ...................      0.66%     0.61%     0.76%            3.59%*
   Net investment income ..............................      1.63%     1.41%     0.69%            1.90%*
   Portfolio turnover rate ............................        59%       23%       14%              24%**
Net assets at end of period (000 omitted) .............   $ 3,165   $ 4,737   $ 5,070          $ 1,614

----------
*    Annualized.

**   Not annualized.

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have 4 been reclassified to distributions from realized gains.

(4) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                                              FOR THE PERIOD
                                                           FOR THE YEARS ENDED JUNE 30,   DECEMBER 20, 2005 (1)
                                                          -----------------------------          THROUGH
                                                            2009       2008       2007        JUNE 30, 2006
                                                          -------    -------    -------   ---------------------
MODERATE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ................   $ 10.62    $ 11.22    $ 10.30          $ 10.00
                                                          -------    -------    -------          -------
INVESTMENT OPERATIONS:
   Net investment income(2) ...........................      0.23       0.26       0.23             0.15
   Net realized and unrealized gain (loss)
      on investments ..................................     (2.13)     (0.32)      1.02             0.22
                                                          -------    -------    -------          -------
      Total from investment operations ................     (1.90)     (0.06)      1.25             0.37
                                                          -------    -------    -------          -------
DISTRIBUTIONS:(3)
   From net investment income .........................     (0.23)     (0.26)     (0.23)           (0.07)
   From net realized gains ............................     (0.44)     (0.28)     (0.10)              --
                                                          -------    -------    -------          -------
      Total distributions .............................     (0.67)     (0.54)     (0.33)           (0.07)
                                                          -------    -------    -------          -------
NET ASSET VALUE -- END OF PERIOD ......................   $  8.05    $ 10.62    $ 11.22          $ 10.30
                                                          =======    =======    =======          =======
TOTAL RETURN ..........................................    (17.62)%    (0.67)%    12.36%            3.74%**
RATIOS (TO AVERAGE NET ASSETS)/ SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ...................      0.50%      0.50%      0.50%            0.50%*
      Excluding expense limitations ...................      0.68%      0.54%      0.69%            1.67%*
   Net investment income ..............................      2.70%      2.37%      2.12%            2.74%*
   Portfolio turnover rate ............................        36%        22%        34%              30%**
Net assets at end of period (000 omitted) .............   $14,903    $21,799    $21,147          $19,732

----------
*    Annualized.

**    Not annualized.

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                                              FOR THE PERIOD
                                                           FOR THE YEARS ENDED JUNE 30,   DECEMBER 20, 2005 (1)
                                                          -----------------------------          THROUGH
                                                            2009       2008       2007        JUNE 30, 2006
                                                          -------    -------    -------   ---------------------
MODERATE ASSET ALLOCATION FUND -- A SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ................   $ 10.59    $ 11.19    $ 10.28          $10.00
                                                          -------    -------    -------          ------
INVESTMENT OPERATIONS:
   Net investment income(2) ...........................      0.21       0.23       0.21            0.16
   Net realized and unrealized gain (loss)
      on investments ..................................     (2.13)     (0.32)      1.01            0.19
                                                          -------    -------    -------          ------
      Total from investment operations ................     (1.92)     (0.09)      1.22            0.35
                                                          -------    -------    -------          ------
DISTRIBUTIONS:(3)
   From net investment income .........................     (0.21)     (0.23)     (0.21)          (0.07)
   From net realized gains ............................     (0.44)     (0.28)     (0.10)             --
                                                          -------    -------    -------          ------
      Total distributions .............................     (0.65)     (0.51)     (0.31)          (0.07)
                                                          -------    -------    -------          ------
NET ASSET VALUE -- END OF PERIOD ......................   $  8.02    $ 10.59    $ 11.19          $10.28
                                                          =======    =======    =======          ======
TOTAL RETURN(4) .......................................    (17.83)%    (0.91)%    12.04%           3.49%**
RATIOS (TO AVERAGE NET ASSETS)/ SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ...................      0.75%      0.75%      0.75%           0.75%*
      Excluding expense limitations ...................      0.93%      0.79%      0.93%           1.87%*
   Net investment income ..............................      2.49%      2.11%      1.92%           3.03%*
   Portfolio turnover rate ............................        36%        22%        34%             30%**
Net assets at end of period (000 omitted) .............   $11,522    $16,066    $14,539          $4,419

----------
*    Annualized.

**   Not annualized.

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have 4 been reclassified to distributions from realized gains.

(4) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                                                 FOR THE PERIOD
                                                              FOR THE YEARS ENDED JUNE 30,   DECEMBER 20, 2005 (1)
                                                             -----------------------------         THROUGH
                                                               2009     2008        2007         JUNE 30, 2006
                                                             -------    ------   ---------   ---------------------
CONSERVATIVE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ................      $ 10.55    $10.81     $10.17          $10.00
                                                             -------    ------     ------          ------
INVESTMENT OPERATIONS:
   Net investment income(2) ...........................         0.31      0.31       0.31            0.16
   Net realized and unrealized gain (loss)
      on investments ..................................        (1.41)    (0.14)      0.65            0.10
                                                             -------    ------     ------          ------
      Total from investment operations ................        (1.10)     0.17       0.96            0.26
                                                             -------    ------     ------          ------
DISTRIBUTIONS:(3)
   From net investment income .........................        (0.27)    (0.30)     (0.27)          (0.09)
   From net realized gains ............................        (0.14)    (0.13)     (0.05)             --
                                                             -------    ------     ------          ------
      Total distributions .............................        (0.41)    (0.43)     (0.32)          (0.09)
                                                             -------    ------     ------          ------
NET ASSET VALUE -- END OF PERIOD ......................      $  9.04    $10.55     $10.81          $10.17
                                                             =======    ======     ======          ======
TOTAL RETURN ..........................................       (10.30)%    1.58%      9.62%           2.59%**
RATIOS (TO AVERAGE NET ASSETS)/ SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ...................         0.50%     0.50%      0.50%           0.50%*
      Excluding expense limitations ...................         1.30%     1.43%      3.08%          10.76%*
   Net investment income ..............................         3.42%     2.83%      2.86%           3.05%*
   Portfolio turnover rate ............................           31%       25%        47%             23%**
Net assets at end of period (000 omitted) .............      $13,021    $8,058     $7,894          $2,725

----------
*    Annualized.

**   Not annualized.

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                                             FOR THE PERIOD
                                                           FOR THE YEARS ENDED JUNE 30,   DECEMBER 20, 2005 (1)
                                                          -----------------------------         THROUGH
                                                            2009      2008       2007         JUNE 30, 2006
                                                          -------    ------   ---------   ---------------------
CONSERVATIVE ASSET ALLOCATION FUND -- A SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ................   $ 10.54    $10.80    $10.17            $10.00
                                                          -------    ------    ------            ------
INVESTMENT OPERATIONS:
   Net investment income(2) ...........................      0.28      0.28      0.27              0.19
   Net realized and unrealized gain (loss)
      on investments ..................................     (1.41)    (0.13)     0.66              0.06
                                                          -------    ------    ------            ------
      Total from investment operations ................     (1.13)     0.15      0.93              0.25
                                                          -------    ------    ------            ------
DISTRIBUTIONS:(3)
   From net investment income .........................     (0.25)    (0.28)    (0.25)            (0.08)
   From net realized gains ............................     (0.14)    (0.13)    (0.05)               --
                                                          -------    ------    ------            ------
      Total distributions .............................     (0.39)    (0.41)    (0.30)            (0.08)
                                                          -------    ------    ------            ------
NET ASSET VALUE -- END OF PERIOD ......................   $  9.02    $10.54    $10.80            $10.17
                                                          =======    ======    ======            ======
TOTAL RETURN(4) .......................................    (10.57)%    1.35%     9.30%             2.53%**
RATIOS (TO AVERAGE NET ASSETS)/ SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ...................      0.75%     0.75%     0.75%             0.75%*
      Excluding expense limitations ...................      1.56%     1.68%     3.73%            10.98%*
   Net investment income ..............................      3.02%     2.61%     2.57%             3.46%*
   Portfolio turnover rate ............................        31%       25%       47%               23%**
Net assets at end of period (000 omitted) .............   $ 3,402    $4,777    $3,273            $  723

----------
*    Annualized.

**   Not annualized.

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have 4 been reclassified to distributions from realized gains.

(4) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF THE FUNDS. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of June 30, 2009, the Trust offered 16 series, three of which are included in these financial statements. The three series (each, a "Fund" and collectively, the "Funds") included are: Wilmington Aggressive Asset Allocation Fund ("Aggressive Asset Allocation Fund"), Wilmington Moderate Asset Allocation Fund ("Moderate Asset Allocation Fund") and Wilmington Conservative Asset Allocation Fund ("Conservative Asset Allocation Fund") (collectively, the "Asset Allocation Funds"). The Asset Allocation Funds will primarily invest in other open-end investment companies (mutual funds) that are series of the Trust (collectively, the "Affiliated Underlying Funds"). The Asset Allocation Funds will also invest in other mutual funds that are not series of the Trust (collectively, the "Non-Affiliated Underlying Funds"). The Affiliated and Non-Affiliated Underlying Funds include funds that invest in U.S. and foreign equity securities, debt securities and money market instruments. The Underlying Funds' financial statements are included in separate reports.

     Each Fund offers two classes of shares: Institutional Shares and A Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 3.50%.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

     SECURITY VALUATION. Investments in the Underlying Funds are valued at each fund's net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Securities traded on the NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

     The Funds have adopted the provisions of Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). The Funds have adopted FSP 157-4 effective with the June 30, 2009 annual report. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased and identifying circumstances that indicate a transaction is not orderly. FSP 157-4 also expands the three-level hierarchy disclosure and the level three roll-forward disclosure for each major security type.

     The following is a summary of the inputs used to value the Funds' net assets as of June 30, 2009. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                                                        LEVEL 2 -      LEVEL 3 -
                                             TOTAL        LEVEL 1 -    SIGNIFICANT    SIGNIFICANT
                                            VALUE AT        QUOTED      OBSERVABLE   UNOBSERVABLE
                                         JUNE 30, 2009      PRICES        INPUTS        INPUTS
                                         -------------   -----------   -----------   ------------
AGGRESSIVE ASSET ALLOCATION FUND
INVESTMENTS IN SECURITIES:
   Affiliated Investment Companies ...    $52,221,366    $52,221,366       $--            $--
   Non-Affiliated Investment
      Companies ......................      2,557,265      2,557,265        --             --
                                          -----------    -----------       ---            ---
      Total ..........................    $54,778,631    $54,778,631       $--            $--
                                          ===========    ===========       ===            ===
MODERATE ASSET ALLOCATION FUND
INVESTMENTS IN SECURITIES:
   Affiliated Investment Companies ...    $23,610,910    $23,610,910       $--            $--
   Non-Affiliated Investment
      Companies ......................      2,809,372      2,809,372        --             --
                                          -----------    -----------       ---            ---
      Total ..........................    $26,420,282    $26,420,282       $--            $--
                                          ===========    ===========       ===            ===
CONSERVATIVE ASSET ALLOCATION FUND
INVESTMENTS IN SECURITIES:
   Affiliated Investment Companies ...    $14,858,525    $14,858,525       $--            $--
   Non-Affiliated Investment
      Companies ......................      1,534,058      1,534,058        --             --
                                          -----------    -----------       ---            ---
      Total ..........................    $16,392,583    $16,392,583       $--            $--
                                          ===========    ===========       ===            ===

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

     FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

     Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes the amortization of premium and accretion of discount. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

     In addition to the expenses reflected on the statement of operations, the Funds indirectly bear the investment advisory fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

     CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

     DISTRIBUTIONS. Distributions from net investment income, if any, are declared and paid to shareholders quarterly. Distributions from net realized gains, if any, are declared and paid to shareholders annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as an investment adviser to the Funds. RSMC does not receive a fee directly from the Asset Allocation Funds for its services. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM does not receive a fee from the Funds for its services. RSMC serves as investment adviser for each of the Underlying Funds, and WTIM serves as sub-adviser for each of the Underlying Funds.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

     RSMC has contractually agreed to reimburse operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses, excluding class-specific expenses (such as Rule 12b-1 or shareholder services fees), exceed the following percentages of average daily net assets:

                                           EXPENSE LIMITATION*   EXPIRATION DATE
                                           -------------------   ---------------
Aggressive Asset Allocation Fund .......          0.50%            July 1, 2013
Moderate Asset Allocation Fund .........          0.50%            July 1, 2013
Conservative Asset Allocation Fund .....          0.50%            July 1, 2013

----------
* This expense limitation will remain in place until its expiration date, unless the Trustees approve its earlier termination.

     The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2009 are shown separately on the Statements of Operations.

     RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, RSMC receives a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the year ended June 30, 2009 are shown separately on the Statements of Operations.

     PNC Global Investment Servicing (U.S.), Inc. provides sub-administration, accounting, and transfer agent services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

     COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM, do not receive any compensation from the Funds. Trustees of the Funds who are not employees or officers of RSMC or WTIM receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

     DISTRIBUTION FEES. The A Shares of the Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

     Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the year ended June 30, 2009 are shown separately on the Statements of Operations.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

4. INVESTMENT SECURITIES TRANSACTIONS. During the year ended June 30, 2009, purchases and sales of investment securities (excluding short-term investments) were as follows:

                              AGGRESSIVE ASSET    MODERATE ASSET   CONSERVATIVE ASSET
                               ALLOCATION FUND   ALLOCATION FUND     ALLOCATION FUND
                              ----------------   ---------------   ------------------
Purchases .................      $46,394,261       $10,658,170         $8,468,846
Sales .....................       31,136,403        14,930,892          3,900,140

5. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the years ended June 30, 2009 and June 30, 2008 for the Institutional Shares and A Shares were as follows:

                                        FOR THE YEAR ENDED          FOR THE YEAR ENDED
                                           JUNE 30, 2009               JUNE 30, 2008
                                     ------------------------   --------------------------
                                     INSTITUTIONAL   A SHARES   INSTITUTIONAL   A SHARES
                                     -------------   --------   -------------   ----------
Aggressive Asset Allocation Fund
Sold .............................     4,894,535      101,299     1,436,044       112,541
Issued on reinvestment of
   distributions .................       509,437       42,906       134,407        21,994
Redeemed .........................    (3,020,542)    (113,263)     (723,269)     (116,825)
                                      ----------     --------     ---------      --------
Net increase .....................     2,383,430       30,942       847,182        17,710
                                      ==========     ========     =========      ========
Moderate Asset Allocation Fund
Sold .............................       508,762      255,251       606,566       348,494
Issued on reinvestment of
   distributions .................       121,865      112,471        35,208        62,850
Redeemed .........................      (831,150)    (447,643)     (474,256)     (193,773)
                                      ----------     --------     ---------      --------
Net increase (decrease) ..........      (200,523)     (79,921)      167,518       217,571
                                      ==========     ========     =========      ========
Conservative Asset Allocation Fund
Sold .............................       878,558       85,281       148,460       175,463
Issued on reinvestment of
   distributions .................        39,840       15,304        25,286        13,572
Redeemed .........................      (241,837)    (176,864)     (140,506)      (38,902)
                                      ----------     --------     ---------      --------
Net increase (decrease) ..........       676,561     (76,279)        33,240       150,133
                                      ==========     ========     =========      ========

6. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for Federal tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gain do not require such reclassification.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

At June 30, 2009, the following reclassifications were made within the captial accounts to reflect permanent differences attributable to tax character of certain distributions:

                                                  AGGRESSIVE ASSET    MODERATE ASSET   CONSERVATIVE ASSET
                                                   ALLOCATION FUND   ALLOCATION FUND     ALLOCATION FUND
                                                  ----------------   ---------------   ------------------
Undistributed net investment income
   (accumulated loss) .........................         $(60)             $(55)              $(45)
Accumulated net realized gain (loss) on
   investments ................................           60                55                 45

The tax character of distributions paid for the years ended June 30, 2009 and June 30, 2008, respectively, were as follows:

                                                  AGGRESSIVE ASSET    MODERATE ASSET   CONSERVATIVE ASSET
                                                   ALLOCATION FUND   ALLOCATION FUND    ALLOCATION FUND
                                                  ----------------   ---------------   ------------------
YEAR ENDED JUNE 30, 2009
Ordinary income ...............................      $1,009,820        $  748,179          $399,246
Long-term capital gains .......................       3,763,588         1,466,341           167,525
                                                     ----------        ----------          --------
   Total distributions ........................      $4,773,408        $2,214,520          $566,771
                                                     ==========        ==========          ========
YEAR ENDED JUNE 30, 2008
Ordinary income ...............................      $2,297,974        $1,303,775          $411,558
Long-term capital gains .......................       1,240,568           447,335            39,927
                                                     ----------        ----------          --------
   Total distributions ........................      $3,538,542        $1,751,110          $451,485
                                                     ==========        ==========          ========

As of June 30, 2009, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                  AGGRESSIVE ASSET    MODERATE ASSET   CONSERVATIVE ASSET
                                                   ALLOCATION FUND   ALLOCATION FUND     ALLOCATION FUND
                                                  ----------------   ---------------   ------------------
Undistributed ordinary income..................     $     38,059       $    53,444        $    13,616
Post-October capital losses....................       (1,730,441)       (2,153,224)          (373,560)
Capital loss carry forward.....................       (1,765,190)         (628,161)          (149,730)
Other temporary differences....................           (1,942)           (1,942)            (1,942)
Net unrealized appreciation (depreciation) of
   investments.................................      (21,097,644)       (4,320,789)        (1,074,238)
                                                    ------------       -----------        -----------
Total accumulated earnings (deficit)...........     $(24,557,158)      $(7,050,672)       $(1,585,854)
                                                    ============       ===========        ===========

The difference between book basis and tax basis components of accumulated earnings are primarily attributed to tax deferral of losses on wash sales, post-October capital losses and deferred compensation of trustees.

Post-October capital losses represent net losses realized from November 1, 2008 through June 30, 2009, that in accordance with federal income tax regulations, the above Funds will elect to defer and treat as having been recognized in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards are available to offset future captial gains. The above stated capital loss carryforwards will expire on June 30, 2017.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

7. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

8. SUBSEQUENT EVENTS. In May 2009, Statement of Financial Accounting Standards No. 165 ("FAS 165") regarding Subsequent Events was issued and is effective with interim or annual financial periods ending after June 15, 2009. FAS 165 establishes general standards of accounting for and disclosure of events that occur after the financial statement date, but before the financial statements are issued. Management has evaluated the impact of all subsequent events on the Funds through August 28, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements, except as noted below.

     Pursuant to an agreement and plan of reorganization approved by the Board of Trustees and approved by shareholders of the Moderate Asset Allocation Fund (the "Moderate Fund") on August 21, 2009, the Moderate Fund was acquired by the Conservative Asset Allocation Fund (the "Conservative Fund"). The Conservative Fund's acquisition of the Moderate Fund was accomplished through the tax-free exchange of the outstanding shares of the Moderate Fund for shares of the Conservative Fund and, in exchange for receiving shares of the Conservative Fund, the Moderate Fund transferred all of its assets and liabilities to the Conservative Fund. Upon the completion of the reorganization, the Moderate Fund was liquidated and terminated operations as an investment company.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
REPORT OF ERNST & YOUNG, LLP,
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wilmington Aggressive Asset Allocation Fund, Wilmington Moderate Asset Allocation Fund, and Wilmington Conservative Asset Allocation Fund (the "Funds") (three of the series constituting WT Mutual Fund) as of June 30, 2009, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended and the period December 20, 2005 (commencement of operations) through June 30, 2006. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2009, by correspondence with the Underlying Funds' transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wilmington Aggressive Asset Allocation Fund, Wilmington Moderate Asset Allocation Fund, and Wilmington Conservative Asset Allocation Fund series of WT Mutual Fund at June 30, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the three years in the period then ended and the period December 20, 2005 (commencement of operations) through June 30, 2006, in conformity with U.S. generally accepted accounting principles.

                                                      (ERNST & YOUNG LLP)

Philadelphia, Pennsylvania
August 28, 2009

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
TAX INFORMATION (UNAUDITED)

For the fiscal year ended June 30, 2009, certain dividends may be subject to a maximum tax rate of 15%. as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders, a percentage of their ordinary income dividends (dividends from net investment income plus short-term gains, if any) may qualify for a maximum tax rate of 15%. Complete information is computed and reported in conjunction with your Form 1099-DIV. The percentage of ordinary income dividends that qualify is as follows:

Aggressive Asset Allocation Fund .......   61.86%
Moderate Asset Allocation Fund .........   27.16%
Conservative Asset Allocation Fund .....   14.65%

For corporate shareholders, the percentage of the ordinary income dividends which qualify for the dividends-received deductions is as follows:

Aggressive Asset Allocation Fund .......   21.84%
Moderate Asset Allocation Fund .........   10.81%
Conservative Asset Allocation Fund .....    4.51%

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Funds paid capital gain distributions (from net long-term capital gains) during the fiscal year ended June 30, 2009 as follows:

Aggressive Asset Allocation Fund .......   $3,763,588
Moderate Asset Allocation Fund .........    1,466,341
Conservative Asset Allocation Fund .....      167,525

In January 2010, shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2009, including any distributions paid between July 1, 2009 and December 31, 2009.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
NOTICE TO SHAREHOLDERS
-- RESULTS OF SPECIAL SHAREHOLDER MEETING

A Special Meeting of Shareholders of the Wilmington Moderate Asset Allocation Fund (the "Moderate Fund") of WT Mutual Fund (the "Trust") was held on August 21, 2009 for the following purpose:

     1. To approve an Agreement and Plan of Reorganization providing for (a) the transfer of all of the Moderate Fund's assets and liabilities to the Wilmington Conservative Asset Allocation Fund (the "Conservative Fund"), a series of the Trust, in exchange for shares of the Conservative Fund, and (b) the subsequent liquidation of the Moderate Fund;

All shareholders of record at the close of business on June 26, 2009 were entitled to attend or submit proxies.

As of the record date, the Moderate Fund had 3,280,666 shares outstanding. At the meeting, shareholders of the Moderate Fund approved the Agreement and Plan of Reorganization. The results of the voting for the proposal were as follows:

  VOTES      VOTES      VOTES
   FOR      AGAINST   ABSTAINED
---------   -------   ---------
1,779,832     1,491      8,819

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
TRUSTEES AND OFFICERS

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES

        NAME AND                  POSITION(S) HELD
     DATE OF BIRTH,                 WITH TRUST,                        PRINCIPAL OCCUPATION(S)
   NUMBER OF FUNDS IN            TERM OF OFFICE AND                    DURING PAST FIVE YEARS,
      FUND COMPLEX                 LENGTH OF TIME                        OTHER DIRECTORSHIPS
 OVERSEEN BY TRUSTEE(1)                SERVED                              HELD BY TRUSTEE
------------------------   ------------------------------   --------------------------------------------
TED T. CECALA(2)           Trustee                          Director, Chairman of the Board, and
Date of Birth: 1/49                                         Chief Executive Officer of Wilmington
                           Shall serve at the pleasure of   Trust Corporation and Wilmington Trust
16 Funds                   the Board and until successor    Company since 1996; Member of the
                           is elected and qualified.        Board of Managers of Cramer Rosenthal
                           Trustee since August 2007.       McGlynn, LLC and Roxbury Capital
                                                            Management, LLC (registered investment
                                                            advisers).

                                                            Wilmington Trust Corporation;
                                                            Wilmington Trust Company.

ROBERT J. CHRISTIAN(3)     Trustee                          Retired since February 2006; Executive
Date of Birth: 2/49                                         Vice President of Wilmington Trust
                           Shall serve until death,         Company from February 1996 to
16 Funds                   resignation or removal.          February 2006; President of Rodney
                           Trustee since October 1998,      Square Management Corporation
                           President and Chairman of        ("RSMC") from 1996 to 2005; Vice
                           the Board from October 1998      President of RSMC 2005 to 2006.
                           to January 2006.

                                                            FundVantage Trust (4 portfolios);
                                                            Optimum Fund Trust (6 portfolios)
                                                            (registered investment companies).

(1) The "Fund Complex" currently consists of the Trust (16 funds) and CRM Mutual Fund Trust (8 funds).

(2) Mr. Cecala is an "Interested Trustee" by reason of his position with Wilmington Trust Corporation and Wilmington Trust Company, each an affiliate of RSMC, an investment adviser to the Trust.

(3) Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the Trust.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
TRUSTEES AND OFFICERS -- CONTINUED

INDEPENDENT TRUSTEES

        NAME AND                  POSITION(S) HELD
     DATE OF BIRTH,                 WITH TRUST,                        PRINCIPAL OCCUPATION(S)
   NUMBER OF FUNDS IN            TERM OF OFFICE AND                    DURING PAST FIVE YEARS,
      FUND COMPLEX                 LENGTH OF TIME                        OTHER DIRECTORSHIPS
 OVERSEEN BY TRUSTEE(1)                SERVED                              HELD BY TRUSTEE
------------------------   ------------------------------   --------------------------------------------
ROBERT ARNOLD              Trustee                          Founder and co-manager, R. H. Arnold &
Date of Birth: 3/44                                         Co., Inc. (financial consulting) since 1989.
                           Shall serve until death,
16 Funds                   resignation or removal.          First Potomac Realty Trust (real estate
                           Trustee since May 1997.          investment trust).

DR. ERIC BRUCKER           Trustee                          Professor of Economics, Widener
Date of Birth: 12/41                                        University since July 2004; formerly,
                           Shall serve until death,         Dean, School of Business Administration
16 Funds                   resignation or removal.          of Widener University from 2001 to 2004;
                           Trustee since October 1999.      Dean, College of Business, Public Policy
                                                            and Health at the University of Maine
                                                            from September 1998 to June 2001.

                                                            None

NICHOLAS GIORDANO          Trustee and Chairman of          Consultant, financial services
Date of Birth: 3/43        the Board                        organizations from 1997 to present;
                                                            Interim President, LaSalle University
16 Funds                   Shall serve until death,         from 1998 to 1999; President and Chief
                           resignation or removal.          Executive Officer, Philadelphia Stock
                           Trustee since October 1998.      Exchange from 1981 to 1997.

                                                            Kalmar Pooled Investment Trust;
                                                            The RBB Fund, Inc. (19 portfolios)
                                                            (registered investment companies);
                                                            Independence Blue Cross; IntriCon
                                                            Corporation (industrial furnaces and
                                                            ovens).

LOUIS KLEIN, JR.           Trustee                          Self-employed financial consultant
Date of Birth: 5/35                                         since 1991.
                           Shall serve until death,
24 Funds                   resignation or removal.          CRM Mutual Fund Trust (8 portfolios)
                           Trustee since October 1999.      (registered investment companies); WHX
                                                            Corporation (industrial manufacturer).

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
TRUSTEES AND OFFICERS -- CONTINUED

INDEPENDENT TRUSTEES (CONTINUED)

        NAME AND                  POSITION(S) HELD
     DATE OF BIRTH,                 WITH TRUST,                        PRINCIPAL OCCUPATION(S)
   NUMBER OF FUNDS IN            TERM OF OFFICE AND                    DURING PAST FIVE YEARS,
      FUND COMPLEX                 LENGTH OF TIME                        OTHER DIRECTORSHIPS
 OVERSEEN BY TRUSTEE(1)                SERVED                              HELD BY TRUSTEE
------------------------   ------------------------------   --------------------------------------------

THOMAS LEONARD             Trustee                          Retired since 2008; Former Partner with
Date of Birth: 2/49                                         PricewaterhouseCoopers (public
                           Shall serve until death,         accounting) from May 1970 to June 2008.
16 Funds                   resignation or removal.
                           Trustee since July 2008.         Alpha One Capital Partners, LLC
                                                            (2 portfolios) (unregistered investment
                                                            companies).

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
TRUSTEES AND OFFICERS -- CONTINUED

EXECUTIVE OFFICERS

                                  POSITION(S) HELD
                                     WITH TRUST,                       PRINCIPAL OCCUPATION(S)
                                 TERM OF OFFICE AND                    DURING PAST FIVE YEARS,
    NAME, ADDRESS AND              LENGTH OF TIME                        OTHER DIRECTORSHIPS
      DATE OF BIRTH                    SERVED                                   HELD
------------------------   ------------------------------   --------------------------------------------
JOHN J. KELLEY             President & Chief Executive      President of Rodney Square Management
1100 North Market Street   Officer                          Corporation ("RSMC") since 2008; Vice
Wilmington, DE 19890                                        President of Wilmington Trust Investment
Date of Birth: 9/59        Shall serve at the pleasure of   Management, LLC ("WTIM") since
                           the Board and until successor    2005; Vice President of PNC Global
                           is elected and qualified.        Investment Servicing (U.S.), Inc. (former-
                           Officer since September 2005.    ly PFPC Inc.) from January 2005 to July
                                                            2005; Vice President of Administration,
                                                            1838 Investment Advisors, LP from 1999
                                                            to 2005; Chief Compliance Officer, 1838
                                                            Investment Advisors, LP from 2004 to 2005.

                                                            N/A

CLAYTON M. ALBRIGHT        Vice President                   Managing Director Fixed Income
1100 North Market Street                                    Management, Wilmington Trust since
Wilmington, DE 19890       Shall serve at the pleasure of   2007; Director Fixed Income Research
Date of Birth: 9/53        the Board and until successor    and Portfolio Manager, Wilmington Trust
                           is elected and qualified.        from 1996 to 2007; Vice President,
                           Officer since October 1998.      RSMC since 2001; Vice President of
                                                            WTIM since 2006; Vice President,
                                                            Wilmington Trust Company since 1997.

                                                            N/A

JOSEPH M. FAHEY, JR.       Vice President                   Investment Adviser, WTIM since 2003;
1100 North Market Street                                    Vice President, RSMC since 1992.
Wilmington, DE 19890       Shall serve at the pleasure of
Date of Birth: 1/57        the Board and until successor    N/A
                           is elected and qualified.
                           Officer since November 1999.

JOHN C. MCDONNELL          Vice President, Chief            Director of Mutual Fund Administration,
1100 North Market Street   Financial Officer & Treasurer    WTIM, since October 2005; Audit and
Wilmington, DE 19890                                        Assurance - Senior, Deloitte (public
Date of Birth: 4/66        Shall serve at the pleasure of   accounting) from September 2004 to
                           the Board and until successor    October 2005; Mutual Fund
                           is elected and qualified.        Administration, 1838 Investment
                           Officer since November 2005.     Advisors, LP from March 1999 to
                                                            September 2004.

                                                            N/A

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
TRUSTEES AND OFFICERS -- CONTINUED

EXECUTIVE OFFICERS (CONTINUED)

                                  POSITION(S) HELD
                                     WITH TRUST,                       PRINCIPAL OCCUPATION(S)
                                 TERM OF OFFICE AND                    DURING PAST FIVE YEARS,
    NAME, ADDRESS AND              LENGTH OF TIME                        OTHER DIRECTORSHIPS
      DATE OF BIRTH                    SERVED                                   HELD
------------------------   ------------------------------   --------------------------------------------
ANNA M. BENCROWSKY         Vice President, Chief            Chief Compliance Officer, WTIM since
1100 North Market Street   Compliance Officer & Anti-       2007; Vice President, WTIM since 2004;
Wilmington, DE 19890       Money Laundering Officer         Vice President and Chief Compliance
Date of Birth: 5/51                                         Officer, RSMC since 2004; Vice
                           Shall serve at the pleasure of   President and Chief Compliance Officer,
                           the Board and until successor    1838 Investment Advisors, LP from
                           is elected and qualified;        1999 to 2004.
                           Officer since September 2004.
                                                            N/A

EDWARD W. DIFFIN, JR.      Vice President & Secretary       Director of Mutual Fund Regulatory
1100 North Market Street                                    Administration of WTIM since November
Wilmington, DE 19890       Shall serve at the pleasure of   2006; Coleman Counsel Per Diem from
Date of Birth: 1/52        the Board and until successor    November 2005 to November 2006; Vice
                           is elected and qualified;        President and Senior Counsel of Merrill
                           Officer since February 2007.     Lynch & Co., Inc. from 1994 to 2005.

                                                            N/A

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge by calling the Fund at (800) 336-9970 or on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve-month period ended June 30, 2009 is available, without charge, by calling the Fund at (800) 336-9970 or on the SEC's website listed above.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TRUSTEES                OFFICERS
--------                --------
Nicholas A. Giordano    John J. Kelley
                        President & Chief Executive Officer

Chairman of the Board   John C. McDonnell
                        Vice President, Chief Financial Officer & Treasurer

Robert H. Arnold        Edward W. Diffin Jr.
                        Vice President & Secretary
Dr. Eric Brucker
                        Clayton M. Albright
Ted T. Cecala           Vice President

Robert J. Christian     Joseph M. Fahey Jr.
                        Vice President
Louis Klein Jr.
                        Anna M. Bencrowsky
Thomas Leonard          Vice President, Chief Compliance Officer &
                        Anti-Money Laundering Officer

CUSTODIAN
Wilmington Trust Company
1100 North Market Street, Wilmington, DE 19890

INVESTMENT ADVISER AND ADMINISTRATOR
Rodney Square Management Corporation
1100 North Market Street, Wilmington, DE 19890

SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT
PNC Global Investment Servicing (U.S.), Inc.
301 Bellevue Parkway, Wilmington, DE 19809

THIS ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON ASSET ALLOCATION FUNDS - INSTITUTIONAL AND A SHARES.

WILMINGTON  |
     FUNDS  |                                                      EAAF_ANN_6/09

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Registrant's board of trustees has determined that each of Nicholas A. Giordano, Louis Klein Jr. and Thomas Leonard is an "audit committee financial expert" serving on its audit committee and that each is "independent," as such terms are defined by Item 3 of Form N-CSR.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal years ended June 30, 2009 and 2008 were $331,400 and $397,750, respectively.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item for the fiscal year ended June 30, 2009 and 2008 were $7,425 and $10,000, respectively. These fees related to services consisting of the review of the registrant's semi-annual reports to shareholders.


Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning during the fiscal years ended June 30, 2009 and 2008 were $191,250 and $95,150, respectively. These fees related to services consisting of the review of U.S. federal income tax returns, review of annual excise distribution calculations, tax consultation with respect to tax treatment of certain investments, and tax compliance services related to investments in foreign securities.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0.

  (e)(1) The Registrant's Audit Committee has established an Audit and Non-Audit Services Pre-Approval Policy (the "Pre-Approval Policy") as permitted in paragraph (c)(7) of Rule 2-01 of Regulation S-X with respect to services provided by the Registrant's independent auditor.

         The Registrant's Audit Committee charter requires that the Audit Committee pre-approve all auditing services and non-audit services (including the fees for such services and terms thereof) to be performed for the Registrant by the Auditor. The Audit Committee is also required to approve prior to appointment the engagement of the Auditor to provide other audit services to the Funds, or to provide non-audit services to the Fund, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund if the engagement relates directly to the operations and financial reporting of the Fund. The engagement to render auditing and non-auditing services would be presented to and pre-approved by the Audit Committee. All of the audit, audit-related and tax services described above for which the Auditor billed the Registrant fees for the fiscal years ended June 30, 2009 and 2008 were pre-approved by the Audit Committee.

         The Audit Committee established a Pre-Approval Policy which allows the Auditor to be engaged to render certain specified services to the Fund without pre-approval by the Audit Committee on the condition that the Audit Committee is informed of such engagement. The Pre-Approval Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Pre-Approval Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

         Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to the Audit Committee Chair, provided that the estimated fee for any such proposed pre-approved service does not exceed $50,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting. Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

  (e)(2) There were no services described in paragraphs (b) through (d) of this Item (including services required to be approved by the Trustees Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the Trustees Committee pursuant to paragraph
         (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended June 30, 2009 and 2008 were $198,675 and $105,150, respectively.

     (h) Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in section 210.12-12 of Regulation S-X (17 CFR 210.12-12) is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.



ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics that is the subject of disclosure required by Item 2 is incorporated by reference to Exhibit (a)(1) of the registrant's Form N-CSR filed on September 8, 2005 (Accession No. 0000950116-05-002982).

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               WT Mutual Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ John J. Kelley
                         -------------------------------------------------------
                           John J. Kelley, President & Chief Executive Officer (principal executive officer)

Date                       September 4, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ John J. Kelley
                         -------------------------------------------------------
                           John J. Kelley, President & Chief Executive Officer (principal executive officer)

Date                       September 4, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ John C. McDonnell
                         -------------------------------------------------------
                           John C. McDonnell, Vice President & Chief Financial Officer
                           (principal financial officer)

Date                       September 4, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.